UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: March 31

Date of reporting period: December 31, 2016

Item 1.	Schedule of Investments.

GOLDMAN SACHS FIXED INCOME MACRO STRATEGIES FUND

Consolidated Schedule of Investments

December 31, 2016 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Foreign Sovereign Debt Obligations – 25.0%
Argentinian Peso – 2.4%
Republic of Argentina
ARS	330,000	23.649	%(a)	03/28/17	$ 20,767
	1,710,000	24.255	(a)	10/09/17	107,162
	600,000	22.750		03/05/18	38,146
	2,230,000	18.200		10/03/21	142,295
	1,940,000	16.000		10/17/23	116,920
	15,800,000	15.500		10/17/26	958,243

					1,383,533

Brazilian Real – 3.0%
Brazil Letras do Tesouro Nacional(b)
BRL	3,741,000	0.000		01/01/18	1,031,117
Brazil Notas do Tesouro Nacional
	2,221,039	6.000		08/15/50	706,331

					1,737,448

Dominican Peso – 0.3%
Dominican Republic
DOP	6,700,000	11.375		07/06/29	146,693

Hungarian Forint – 1.6%
Hungary Government Bond
HUF	146,120,000	3.000		06/26/24	507,466
	52,310,000	5.500		06/24/25	212,575
	15,280,000	3.250		10/22/31	49,149
Malaysia Government Bond
MYR	660,000	4.245		09/30/30	139,621

					908,811

Mexican Peso – 15.2%
United Mexican States
MXN	24,993,920	0.000	(b)	02/02/17	1,199,126
	1,785,620	0.000	(b)	03/02/17	85,260
	8,569,620	0.000	(b)	03/16/17	408,163
	17,137,520	0.000	(b)	03/30/17	814,300
	71,411,110	0.000	(b)	06/08/17	3,354,277
	60,444,330	0.000	(b)	06/22/17	2,826,819
	8,400	5.750		03/05/26	360

					8,688,305

Polish Zloty – 1.9%
Poland Government Bond
PLN	4,740,000	1.750		07/25/21	1,079,825

United States Dollar – 0.6%
Republic of Venezuela
	$630,000	7.750		10/13/19	351,225

TOTAL FOREIGN SOVEREIGN DEBT OBLIGATIONS (Cost $14,462,959)					$14,295,840

Mortgage-Backed Obligations – 13.6%
Collateralized Mortgage Obligations – 10.5%
Interest Only(c) – 2.0%
FHLMC STRIPS Series 304, Class C45
	$458,774	3.000%		12/15/27	$ 47,811

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Interest Only(c) – (continued)
FNMA REMIC Series 2015-34, Class LS(a)
$807,980	5.344%	06/25/45	$ 156,361
GNMA REMIC Series 2013-183, Class NI
838,823	4.500	10/20/42	109,527
GNMA REMIC Series 2014-133, Class NI
603,019	5.000	09/20/44	125,127
GNMA REMIC Series 2015-129, Class IC
1,014,641	4.500	09/16/45	183,073
GNMA REMIC Series 2015-14, Class IO
1,132,646	5.000	10/20/44	234,468
GNMA REMIC Series 2015-63, Class IY
954,420	4.000	05/20/45	159,074
GNMA REMIC Series 2015-95, Class GI
729,982	4.500	07/16/45	153,302

			1,168,743

Inverse Floaters(a) – 8.5%
FHLMC REMIC Series 3852, Class SW
821,720	5.296	05/15/41	130,769
FHLMC REMIC Series 4314, Class SE
1,609,618	5.346	03/15/44	285,827
FHLMC REMIC Series 4372, Class SH
1,563,301	5.396	08/15/44	272,906
FHLMC REMIC Series 4431, Class ST
832,102	5.396	01/15/45	172,184
FHLMC REMIC Series 4583, Class ST
922,019	5.296	05/15/46	180,251
FNMA REMIC Series 2013-121, Class SA
965,772	5.344	12/25/43	156,384
FNMA REMIC Series 2013-96, Class SW
459,318	5.344	09/25/43	79,461
FNMA REMIC Series 2014-19, Class MS
426,572	5.844	11/25/39	55,860
FNMA REMIC Series 2014-74, Class SC
1,678,360	5.344	11/25/44	300,501
FNMA REMIC Series 2015-20, Class ES
829,538	5.394	04/25/45	177,159
FNMA REMIC Series 2015-22, Class DS
831,287	5.444	04/25/45	174,769
FNMA REMIC Series 2015-79, Class SA
712,495	5.494	11/25/45	118,747
FNMA REMIC Series 2015-82, Class MS
985,433	4.944	11/25/45	145,009
FNMA REMIC Series 2015-86, Class BS
382,240	4.944	11/25/45	56,314
GNMA REMIC Series 2010-1, Class SD
103,624	5.051	01/20/40	16,687
GNMA REMIC Series 2010-20, Class SE
1,462,644	5.511	02/20/40	252,118
GNMA REMIC Series 2010-31, Class SA
675,313	5.011	03/20/40	107,340
GNMA REMIC Series 2010-37, Class SG
468,397	4.961	03/20/40	74,120
GNMA REMIC Series 2010-68, Class SD
777,852	5.841	06/20/40	147,280
GNMA REMIC Series 2010-85, Class SN
391,837	5.201	07/20/40	71,254
GNMA REMIC Series 2010-90, Class ES
248,337	5.211	07/20/40	40,167
GNMA REMIC Series 2013-113, Class SA
419,765	5.961	08/20/43	79,654

GOLDMAN SACHS FIXED INCOME MACRO STRATEGIES FUND

Consolidated Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Inverse Floaters(a) – (continued)
GNMA REMIC Series 2013-134, Class DS
$228,551	5.361%	09/20/43	$ 38,731
GNMA REMIC Series 2013-91, Class SP
685,737	5.561	01/20/42	87,156
GNMA REMIC Series 2014-133, Class BS
525,087	4.861	09/20/44	78,773
GNMA REMIC Series 2014-41, Class SA
265,935	5.361	03/20/44	47,443
GNMA REMIC Series 2015-110, Class MS
1,166,075	4.971	08/20/45	176,384
GNMA REMIC Series 2015-111, Class SM
690,124	5.461	08/20/45	119,135
GNMA REMIC Series 2015-112, Class SB
666,329	5.001	08/20/45	101,576
GNMA REMIC Series 2015-123, Class SE
669,310	4.981	09/20/45	100,203
GNMA REMIC Series 2015-126, Class HS
1,340,972	5.461	09/20/45	227,519
GNMA REMIC Series 2015-141, Class HS
304,842	5.461	10/20/45	51,722
GNMA REMIC Series 2015-142, Class SA
834,813	4.981	10/20/45	125,607
GNMA REMIC Series 2015-168, Class SD
358,092	5.461	11/20/45	58,633
GNMA REMIC Series 2015-64, Class SG
1,688,152	4.861	05/20/45	297,350
GNMA REMIC Series 2016-6, Class S
754,487	4.911	01/20/46	113,004
GNMA REMIC Series 2016-6, Class SB
790,358	4.911	01/20/46	122,424

			4,840,421

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 6,009,164

Commercial Mortgage-Backed Securities – 3.1%
Sequential Fixed Rate – 3.1%
FHLMC Multifamily Structured Pass-Through Certificates Series K044, Class A2
$1,800,000	2.811%	01/25/25	$ 1,800,346

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $7,641,846)			$ 7,809,510

U.S. Treasury Obligations – 40.6%
United States Treasury Bill(b)
$400,000	0.000%	06/08/17	$ 398,929
United States Treasury Inflation Protected Securities
425,692	0.125	04/15/17	426,697
699,768	2.625	07/15/17	716,786
2,372,634	0.125	04/15/19	2,403,217
1,135,409	0.125	04/15/20	1,147,819
2,762,475	1.125	01/15/21	2,901,317
1,119,800	0.125	07/15/24	1,101,637
714,378	0.250	01/15/25	703,169
450,340	2.500	01/15/29	544,011

Principal Amount		Interest Rate	Maturity Date	Value
U.S. Treasury Obligations – (continued)
United States Treasury Notes
	$1,000,000	1.375%	01/31/21	$ 984,100
	6,810,000	2.000	12/31/21	6,834,993
United States Treasury Strip Coupon(b)
	1,000,000	0.000	05/15/35	575,630
	2,600,000	0.000	11/15/35	1,470,638
	1,300,000	0.000	05/15/36	723,177
	4,100,000	0.000	08/15/36	2,259,797

TOTAL U.S. TREASURY OBLIGATIONS (Cost $24,106,071)				$23,191,917

Notional Amount		Exercise Price	Expiration Date	Value
Option Contracts Purchased – 0.5%
Currency Options – 0.1%
Bank of America Securities LLC
Call USD	1,149,000
Put CAD	1,551,150	$ 1.350	01/20/17	$ 7,834
Bank of America Securities LLC
Put USD	952,000
Call BRL	3,084,480	3.240	01/13/17	7,955
Citibank NA
Call USD	1,532,000
Put CAD	2,098,840	1.370	02/01/17	6,549
HSBC Bank PLC
Put AUD	1,578,000
Call USD	1,144,050	0.725	01/13/17	12,163
HSBC Bank PLC
Put GBP	1,149,000
Call USD	1,424,760	1.240	01/31/17	19,434
HSBC Bank PLC
Put USD	1,194,000
Call CNH	8,166,960	6.840	01/04/17	89
JPMorgan Securities, Inc.
Call AUD	1,512,545
Put USD	1,111,721	0.735	01/20/17	3,518
UBS AG (London)
Put GBP	953,000
Call USD	1,162,660	1.220	01/16/17	4,651

Contracts		Exercise Price	Expiration Date	Value
Options on Futures – 0.1%
Morgan Stanley Capital Services, Inc. Call – Eurodollar
	126	$ 99.125	01/13/17	$ 787
Morgan Stanley Capital Services, Inc. Call – Eurodollar
	126	99.375	01/13/17	788
Morgan Stanley Capital Services, Inc. Put – S&P 500 E-Mini Index
	22	2,145.000	03/17/17	32,340
Morgan Stanley Capital Services, Inc. Put – S&P 500 E-Mini Index
	18	2,180.000	03/17/17	33,390

Notional Amount		Exercise Rate	Expiration Date	Value
Interest Rate Swaptions – 0.3%
Bank of America Securities LLC Call – OTC – 1 year Interest Rate Swap
	$4,200,000	1.600%	05/02/17	$ 99,900
Bank of America Securities LLC Put – OTC – 1 year Interest Rate Swap
	4,000,000	1.325	04/18/17	1,055

GOLDMAN SACHS FIXED INCOME MACRO STRATEGIES FUND

Consolidated Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Notional Amount	Exercise Rate	Expiration Date	Value
Interest Rate Swaptions – (continued)
Deutsche Bank AG Call - OTC - 1 year Interest Rate Swap
$1,900,000	2.710%	05/23/17	$ 58,087
JPMorgan Securities, Inc. Put - OTC - 1 year Interest Rate Swap
232,840,000	0.075	01/11/17	—
JPMorgan Securities, Inc. Put - OTC - 1 year Interest Rate Swap
9,600,000	1.390	04/18/17	711
JPMorgan Securities, Inc. Put - OTC - 1 year Interest Rate Swap
9,600,000	1.890	04/18/17	4,423

TOTAL OPTION CONTRACTS PURCHASED (Cost $494,481)			$ 293,674

Shares	Distribution Rate		Value
Investment Company(a)(d) – 24.1%
Goldman Sachs Financial Square Government Fund – Institutional Shares
$13,761,403	0.450%		$13,761,403
(Cost $13,761,403)

TOTAL INVESTMENTS – 103.8% (Cost $60,466,760)			$59,352,344

LIABILITIES IN EXCESS OF OTHER ASSETS – (3.8)%			(2,186,031)

NET ASSETS – 100.0%			$57,166,313

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on December 31, 2016.

(b)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(c)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(d)	Represents an affiliated fund.

Currency Abbreviations:
ARS	— Argentine Peso
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
CNY	— Chinese Yuan Renminbi
COP	— Colombian Peso
CZK	— Czech Koruna
DOP	— Dominican Peso
EGP	— Egyptian Pound
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PHP	— Philippine Peso
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar

THB	— Thai Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
AUDOR	— Australian Dollar Offered Rate
BUBOR	— Budapest Interbank Offered Rate
CDOR	— Canadian Dollar Offered Rate
CHFOR	— Swiss Franc Offered Rate
CLO	— Collateralized Loan Obligation
EURO	— Euro Offered Rate
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
HIBOR	— Hong Kong Interbank Offered Rate
JIBAR	— Johannesburg Interbank Agreed Rate
JYOR	— Japanese Yen Offered Rate
KLIBOR	— Kuala Lumpur Interbank Offered Rate
KWCDC	— South Korean Won Certificate of Deposit
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
MIBOR	— MIBOR - Mumbai Interbank Offered Rate
NIBOR	— Norwegian Interbank Offered Rate
NZDOR	— New Zealand Dollar Offered Rate
OTC	— Over the Counter
PLC	— Public Limited Company
PRIBOR	— Prague Interbank Offered Rate
REMIC	— Real Estate Mortgage Investment Conduit
SHIBOR	— Shanghai Interbank Offered Rate
STIBOR	— Stockholm Interbank Offered Rate
STRIPS	— Separate Trading of Registered Interest and Principal of Securities
TIIE	— La Tasa de Interbank Equilibrium Interest Rate
UK-RPI	— United Kingdom Retail Price Index
WIBOR	— Warsaw Interbank Offered Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS FIXED INCOME MACRO STRATEGIES FUND

Consolidated Schedule of Investments (continued)

December 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2016, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

Citibank NA	ARS	149,669	USD	9,281	$9,380	01/06/17	$99
	ARS	4,009,945	USD	245,407	248,797	01/17/17	3,390
	ARS	2,009,131	USD	123,677	124,543	01/18/17	866
	AUD	202,000	NZD	209,313	145,506	03/15/17	424
	AUD	384,956	USD	276,310	277,620	01/24/17	1,310
	AUD	97,425	USD	69,956	70,178	03/15/17	222
	BRL	4,407,874	USD	1,281,747	1,352,695	01/04/17	70,948
	BRL	613,817	USD	182,795	186,748	02/02/17	3,953
	CAD	197,388	USD	145,808	147,057	01/23/17	1,249
	CAD	607,097	USD	450,102	452,348	02/02/17	2,246
	CAD	393,416	USD	291,000	293,277	03/15/17	2,277
	CHF	781,165	EUR	727,036	770,771	03/15/17	2,532
	CLP	45,420,702	USD	67,521	67,715	01/19/17	195
	CZK	11,177,655	EUR	414,717	440,632	06/21/17	176
	CZK	2,313,926	USD	89,652	90,266	01/26/17	614
	EGP	627,802	USD	30,850	32,167	12/19/17	1,317
	EGP	189,454	USD	9,221	9,702	12/22/17	481
	EUR	91,416	AUD	130,635	96,596	03/15/17	2,497
	EUR	357,583	CZK	9,617,760	379,775	06/21/17	636
	EUR	276,000	GBP	231,719	291,641	03/15/17	5,531
	EUR	273,929	SEK	2,618,661	289,453	03/15/17	738
	EUR	3,289,108	USD	3,423,290	3,469,335	02/09/17	46,044
	EUR	2,770,843	USD	2,906,278	2,927,865	03/15/17	21,586
	GBP	118,549	EUR	138,000	146,376	03/15/17	555
	GBP	229,800	USD	281,585	283,465	02/02/17	2,130
	HKD	181,000	USD	23,306	23,342	01/09/17	36
	HUF	83,628,504	EUR	267,166	285,223	03/16/17	2,899
	INR	3,621,402	USD	53,166	53,259	01/09/17	93
	INR	35,841,106	USD	525,761	525,838	01/30/17	77
	INR	2,359,328	USD	34,544	34,604	02/03/17	60
	JPY	12,389,724	EUR	100,677	106,409	03/15/17	27
	JPY	15,937,485	USD	135,033	136,475	01/11/17	1,442
	JPY	221,610,022	USD	1,889,000	1,903,299	03/15/17	14,299
	MYR	783,661	USD	174,070	174,645	01/12/17	574
	MYR	125,455	USD	27,929	27,940	01/19/17	11
	NOK	1,268,373	EUR	139,000	146,954	03/15/17	77
	NOK	506,436	USD	58,315	58,676	03/15/17	361
	NZD	294,940	USD	203,291	204,434	03/15/17	1,143
	PHP	14,411,312	USD	289,123	289,654	01/19/17	532
	PLN	4,150,729	EUR	928,585	990,587	03/15/17	9,380
	PLN	8,558,345	USD	2,030,594	2,042,481	03/15/17	11,887
	RUB	67,981,396	USD	1,058,499	1,099,360	01/26/17	40,860
	RUB	69,720,000	USD	996,000	1,120,291	02/27/17	124,291
	RUB	71,009,820	USD	1,031,595	1,119,841	05/26/17	88,246
	SEK	59,265,418	EUR	6,094,549	6,534,185	03/15/17	94,261
	SEK	6,665,499	EUR	682,898	735,207	03/22/17	13,312
	SEK	10,478,000	USD	1,145,712	1,152,257	01/27/17	6,547
	USD	114,262	ARS	1,789,969	112,492	01/03/17	1,770
	USD	551,797	ARS	8,828,759	547,282	01/18/17	4,515
	USD	109,881	ARS	1,789,969	108,168	02/24/17	1,713
	USD	75,051	ARS	1,264,606	74,590	04/03/17	460
	USD	547,011	AUD	731,678	527,836	01/12/17	19,175
	USD	363,353	AUD	488,125	352,089	01/17/17	11,264
	USD	444,092	AUD	609,707	439,705	01/24/17	4,387
	USD	2,505,126	AUD	3,388,539	2,440,849	03/15/17	64,276

GOLDMAN SACHS FIXED INCOME MACRO STRATEGIES FUND

Consolidated Schedule of Investments (continued)

December 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

Citibank NA (continued)	USD	1,857,577	BRL	5,992,728	$1,823,229	02/02/17	$34,348
	USD	944,519	CAD	1,247,082	929,064	01/20/17	15,455
	USD	145,808	CAD	195,545	145,685	01/23/17	123
	USD	300,038	CAD	400,796	298,633	02/02/17	1,405
	USD	1,040,121	CAD	1,368,741	1,020,344	03/15/17	19,778
	USD	1,142,267	CAD	1,530,674	1,141,163	03/22/17	1,104
	USD	110,072	CHF	111,549	109,762	01/26/17	311
	USD	66,000	CLP	43,504,560	64,859	01/19/17	1,142
	USD	129,635	CNH	905,502	128,843	01/20/17	792
	USD	140,830	CNH	986,164	140,174	01/23/17	657
	USD	106,116	CNH	732,678	103,824	02/03/17	2,292
	USD	897,148	CNH	6,276,188	882,447	03/15/17	14,700
	USD	195,412	CNH	1,390,162	194,903	04/05/17	509
	USD	59,190	CZK	1,475,839	57,573	01/26/17	1,617
	USD	471,997	EUR	443,755	468,903	03/15/17	3,096
	USD	4,660,013	GBP	3,735,516	4,604,705	01/06/17	55,308
	USD	1,424,846	GBP	1,143,600	1,410,160	01/18/17	14,686
	USD	141,995	GBP	114,900	141,732	02/02/17	263
	USD	3,737,815	GBP	2,962,708	3,658,143	03/15/17	79,672
	USD	778,151	HUF	226,356,377	770,978	01/18/17	7,174
	USD	447,440	IDR	5,946,904,230	439,830	01/12/17	7,610
	USD	145,000	IDR	1,961,676,000	144,798	01/27/17	202
	USD	142,038	ILS	541,156	140,783	03/15/17	1,254
	USD	1,370,209	JPY	149,619,332	1,281,209	01/11/17	89,000
	USD	1,903,615	JPY	219,716,101	1,887,034	03/15/17	16,582
	USD	1,127,604	KRW	1,303,366,479	1,079,601	01/13/17	48,003
	USD	1,980,040	KRW	2,328,578,246	1,928,727	01/19/17	51,314
	USD	830,880	KRW	970,667,505	803,984	01/20/17	26,896
	USD	146,000	KRW	175,387,464	145,260	01/31/17	740
	USD	295,102	KRW	349,769,529	289,681	02/09/17	5,421
	USD	394,086	MXN	8,168,558	392,812	01/20/17	1,275
	USD	1,205,746	MXN	24,819,193	1,191,326	02/02/17	14,420
	USD	85,492	MXN	1,765,144	84,444	03/02/17	1,048
	USD	731,235	MXN	15,127,864	722,459	03/15/17	8,776
	USD	408,651	MXN	8,452,541	403,613	03/16/17	5,039
	USD	813,863	MXN	16,864,871	803,809	03/30/17	10,054
	USD	3,317,200	MXN	69,438,947	3,273,982	06/08/17	43,218
	USD	2,767,207	MXN	58,637,118	2,758,666	06/22/17	8,541
	USD	290,387	MYR	1,282,928	285,910	01/12/17	4,477
	USD	107,195	MYR	476,000	105,926	01/27/17	1,269
	USD	231,098	NOK	1,946,156	225,433	01/27/17	5,665
	USD	236,083	NOK	1,987,396	230,260	03/15/17	5,824
	USD	595,454	NZD	840,474	583,683	01/09/17	11,770
	USD	1,001,363	NZD	1,404,989	973,846	03/15/17	27,516
	USD	1,248,476	PLN	5,180,459	1,237,319	01/26/17	11,158
	USD	435,000	RUB	26,723,298	432,155	01/26/17	2,845
	USD	879,487	SGD	1,256,766	867,509	03/15/17	11,977
	USD	704,957	TRY	2,506,752	699,351	03/15/17	5,606
	USD	1,261,990	TWD	40,307,928	1,244,372	01/12/17	17,618
	USD	1,274,469	TWD	40,176,672	1,240,208	01/13/17	34,262
	USD	1,388,406	TWD	44,206,607	1,363,743	01/20/17	24,663
	USD	989,738	TWD	31,244,771	967,390	06/16/17	22,349
	USD	1,114,674	TWD	35,537,224	1,100,454	06/20/17	14,220
	USD	28,854	ZAR	397,000	28,804	01/18/17	50
	USD	128,000	ZAR	1,776,508	127,542	03/15/17	458
	ZAR	2,623,000	USD	183,149	190,307	01/18/17	7,158
	ZAR	2,069,080	USD	145,000	148,546	03/15/17	3,546

TOTAL							$1,496,247

GOLDMAN SACHS FIXED INCOME MACRO STRATEGIES FUND

Consolidated Schedule of Investments (continued)

December 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

Citibank NA	ARS	1,789,969	USD	114,742	$112,492	01/03/17	$(2,250)
	AUD	949,943	USD	709,994	685,293	01/12/17	(24,702)
	AUD	689,013	USD	505,536	496,991	01/17/17	(8,545)
	AUD	1,410,237	USD	1,035,384	1,015,830	03/15/17	(19,555)
	CAD	1,413,590	USD	1,067,000	1,053,111	01/20/17	(13,888)
	CAD	397,966	USD	298,740	296,492	01/23/17	(2,248)
	CAD	964,677	USD	725,000	719,130	03/15/17	(5,870)
	CHF	109,000	USD	107,557	107,253	01/26/17	(304)
	CLP	97,605,489	USD	145,680	145,515	01/19/17	(165)
	CNH	732,678	USD	109,368	103,824	02/03/17	(5,544)
	CNH	6,276,188	USD	888,914	882,447	03/15/17	(6,467)
	CNY	905,502	USD	129,635	129,159	01/20/17	(477)
	CNY	985,530	USD	140,830	140,422	01/23/17	(408)
	CNY	1,389,966	USD	195,412	195,127	04/05/17	(285)
	COP	172,710,566	USD	57,852	57,332	01/17/17	(520)
	COP	613,788,114	USD	203,916	203,350	01/26/17	(566)
	CZK	7,419,460	EUR	275,970	292,480	06/21/17	(616)
	CZK	9,411,990	EUR	352,128	374,302	09/20/17	(1,563)
	CZK	3,193,398	EUR	119,424	127,010	09/21/17	(472)
	CZK	12,541,592	EUR	468,872	501,813	11/21/17	(527)
	CZK	3,684,153	EUR	137,602	147,425	11/22/17	(8)
	EGP	590,352	USD	33,990	30,488	11/03/17	(3,502)
	EGP	530,700	USD	29,000	27,379	11/09/17	(1,621)
	EUR	287,210	HUF	89,755,670	303,504	03/16/17	(2,616)
	EUR	279,000	PLN	1,243,620	294,811	03/15/17	(1,983)
	EUR	1,032,263	SEK	9,954,807	1,090,759	03/15/17	(6,787)
	GBP	117,521	EUR	138,000	145,107	03/15/17	(713)
	GBP	118,000	JPY	17,088,170	145,698	03/15/17	(1,064)
	GBP	3,771,931	USD	4,704,067	4,649,594	01/06/17	(54,474)
	GBP	1,143,600	USD	1,422,848	1,410,160	01/18/17	(12,688)
	GBP	114,900	USD	141,928	141,732	02/02/17	(196)
	GBP	234,000	USD	291,059	288,927	03/15/17	(2,133)
	IDR	2,713,741,860	USD	205,742	200,786	01/09/17	(4,956)
	IDR	8,325,753,992	USD	628,723	615,769	01/12/17	(12,954)
	IDR	3,439,906,350	USD	257,248	254,246	01/17/17	(3,002)
	INR	15,360,474	USD	225,989	225,359	01/30/17	(630)
	JPY	52,042,089	EUR	425,775	446,965	03/15/17	(2,940)
	JPY	156,550,992	USD	1,433,688	1,340,565	01/11/17	(93,124)
	JPY	16,605,748	USD	145,000	142,619	03/15/17	(2,381)
	KRW	805,626,364	USD	676,892	667,288	01/19/17	(9,604)
	KRW	811,047,074	USD	675,976	671,774	01/20/17	(4,202)
	KRW	174,246,500	USD	145,000	144,315	01/31/17	(685)
	MXN	6,398,145	USD	309,805	307,675	01/20/17	(2,129)
	MXN	50,103,228	USD	2,444,516	2,392,770	03/15/17	(51,746)
	MYR	589,320	USD	132,335	131,245	01/19/17	(1,090)
	MYR	962,000	USD	214,397	214,078	01/27/17	(319)
	NOK	11,388,396	EUR	1,260,885	1,319,458	03/15/17	(12,882)
	NOK	1,998,000	USD	237,601	231,438	01/27/17	(6,163)
	NZD	712,399	USD	503,069	494,739	01/09/17	(8,330)
	NZD	1,188,039	USD	841,312	823,471	03/15/17	(17,841)
	PLN	466,000	USD	112,366	111,301	01/26/17	(1,065)
	RUB	26,787,823	USD	435,000	433,199	01/26/17	(1,801)
	TRY	9,781,000	USD	2,850,191	2,762,679	01/18/17	(87,512)
	TRY	1,350,207	USD	379,000	376,690	03/15/17	(2,310)
	TWD	19,064,614	USD	597,242	588,556	01/12/17	(8,686)
	TWD	9,553,522	USD	298,000	294,906	01/13/17	(3,094)
	TWD	4,636,375	USD	145,000	143,042	01/19/17	(1,958)
	TWD	16,250,931	USD	506,000	501,330	01/20/17	(4,670)
	USD	1,312,501	BRL	4,407,874	1,352,696	01/04/17	(40,195)
	USD	146,037	BRL	480,505	146,816	01/18/17	(779)
	USD	150,019	CAD	201,966	150,485	02/02/17	(466)
	USD	292,000	CAD	393,592	293,408	03/15/17	(1,408)
	USD	403,215	CLP	274,218,300	408,817	01/19/17	(5,602)
	USD	3,260,809	EUR	3,132,874	3,304,540	02/09/17	(43,732)
	USD	2,715,712	EUR	2,589,707	2,736,464	03/15/17	(20,754)
	USD	22,377	HKD	173,534	22,379	01/09/17	(2)
	USD	455,488	HUF	134,446,452	458,542	03/16/17	(3,053)

GOLDMAN SACHS FIXED INCOME MACRO STRATEGIES FUND

Consolidated Schedule of Investments (continued)

December 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

Citibank NA (continued)	USD	595,052	INR	40,585,562	$595,445	01/30/17	$(393)
	USD	1,744,000	JPY	204,419,969	1,755,664	03/15/17	(11,664)
	USD	75,193	MYR	338,595	75,349	01/27/17	(156)
	USD	293,632	PHP	14,718,631	295,831	01/19/17	(2,199)
	USD	882,000	RUB	55,673,868	900,328	01/26/17	(18,328)
	USD	1,032,124	RUB	69,720,000	1,120,291	02/27/17	(88,166)
	USD	996,000	RUB	71,009,820	1,119,841	05/26/17	(123,841)
	USD	1,150,422	SEK	10,488,053	1,153,363	01/27/17	(2,941)
	USD	314,819	SEK	2,900,631	319,803	03/15/17	(4,985)
	USD	139,034	ZAR	1,991,188	144,467	01/18/17	(5,434)
	USD	58,000	ZAR	821,535	58,981	03/15/17	(981)
	ZAR	3,830,014	USD	276,718	274,970	03/15/17	(1,748)

TOTAL							$(905,658)

FUTURES CONTRACTS — At December 31, 2016, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Australian 3 Year Government Bonds	177	March 2017	$14,237,932	$(27,460)
Brent Crude	16	January 2017	909,120	22,646
Copper	(2)	March 2017	(125,275)	1,297
Corn	(34)	March 2017	(598,400)	(9,457)
French 10 Year Government Bonds	(10)	March 2017	(1,598,134)	(17,878)
Natural Gas	18	February 2017	663,120	153,994
Primary Aluminum	(13)	March 2017	(550,144)	24,114
S&P 500 E-Mini Index	(5)	March 2017	(559,050)	5,526
Soybean	(7)	March 2017	(351,400)	6,749
Ultra Long U.S. Treasury Bonds	68	March 2017	10,897,000	179,200
Ultra 10 Year U.S. Treasury Notes	(19)	March 2017	(2,547,187)	14,861
Wheat	(13)	March 2017	(265,200)	5,322
Zinc	11	March 2017	707,850	15,448
30 Day Federal Funds	(55)	April 2017	(22,755,779)	1,392
90 Day Sterling	52	March 2017	7,978,957	1,972
90 Day Sterling	52	June 2017	7,976,954	1,957
90 Day Sterling	52	September 2017	7,975,352	3,066
90 Day Sterling	52	December 2017	7,972,949	4,021
10 Year German Euro-Bund	68	March 2017	11,749,895	66,778
2 Year U.S. Treasury Notes	(202)	March 2017	(43,770,875)	15,277
5 Year U.S. Treasury Notes	(216)	March 2017	(25,415,438)	(26,066)
10 Year U.S. Treasury Notes	(55)	March 2017	(6,835,469)	(4,329)
20 Year U.S. Treasury Bonds	(72)	March 2017	(10,847,250)	(163,344)

TOTAL				$275,086

SWAP CONTRACTS — At December 31, 2016, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

					Rates Exchanged		Market Value
Counterparty	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Bank of America Securities LLC	BRL	10,770		01/06/17	1 month Brazilian Interbank Deposit Average	14.220%	$—	$(4,282)
	COP	2,405,250		04/06/17	Columbia IBR Overnight Interbank	6.590	—	3,814
		2,202,600		07/06/17	Colombia IBR Overnight Interbank	7.170	—	(1,307)
	BRL	6,660	(a)	01/02/18	11.830%	1 month Brazilian Interbank Deposit Average	—	5,302
	KRW	1,469,620		08/12/18	1.205	3 month KWCDC	—	(6,139)
		1,486,990		08/12/18	1.213	3 month KWCDC	—	(6,050)
		978,030		11/28/18	1.650	3 month KWCDC	—	2,226

GOLDMAN SACHS FIXED INCOME MACRO STRATEGIES FUND

Consolidated Schedule of Investments (continued)

December 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS (continued)

				Rates Exchanged		Market Value
Counterparty	Notional Amount (000s)		Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Bank of America Securities LLC (continued)	BRL	3,310	01/02/19	1 month Brazilian Interbank Deposit Average	11.720%	$—	$(8,901)
		5,170	01/02/19	1 month Brazilian Interbank Deposit Average	11.350	—	(7,358)
	MYR	10,000	01/22/19	3 month KLIBOR	4.060	—	(14,168)
	BRL	1,990	01/04/21	11.590%	1 month Brazilian Interbank Deposit Average	—	5,287
	INR	77,200	09/21/21	12 month MIBOR	6.421	—	(4,607)
		35,820	12/21/21	6 month MIBOR	6.235	1,374	930
		41,070	12/21/21	12 month MIBOR	6.235	—	2,641
	GBP	1,290	12/09/24	12 month UK-RPI	3.150	—	(10,209)
		1,290	12/09/29	3.377	12 month UK-RPI	—	31,075
		1,000	12/09/39	3.568	12 month UK-RPI	—	61,749
		1,000	12/09/44	12 month UK-RPI	3.565	—	(99,438)
Barclays Bank PLC	CNY	7,740	12/21/21	2.800	3 month SHIBOR	(5,469)	(45,488)
Citibank NA	COP	2,293,200	06/13/17	Columbia IBR Overnight Interbank	7.220	—	(182)
	KRW	1,472,970	08/30/18	1.240	3 month KWCDC	—	(5,810)
		1,493,270	09/22/18	1.277	3 month KWCDC	—	(5,223)
	THB	10,850	12/26/18	1.670	6 month Thai Reuters	—	19
	BRL	1,880	01/02/19	11.340	1 month Brazilian Interbank Deposit Average	—	577
		3,360	01/02/19	12.645	1 month Brazilian Interbank Deposit Average	—	18,273
	THB	20,440	04/11/19	1.523	6 month Thai Reuters	—	(2,820)
		34,940	06/15/19	1.550	6 month Thai Reuters	(411)	(4,920)
	COP	1,113,460	08/04/19	6.665	Colombia IBR Overnight Interbank	—	8,870
	THB	15,390	09/21/19	1.641	6 month Thai Reuters	—	(1,966)
	BRL	840	01/04/21	1 month Brazilian Interbank Deposit Average	11.605	—	(2,515)
	INR	61,900	09/21/21	6 month MIBOR	6.421	(353)	872
	CNY	3,260	12/20/21	2.800	3 month SHIBOR	(2,933)	(18,529)
		2,560	12/21/21	2.800	3 month SHIBOR	(1,296)	(15,558)
	INR	24,810	12/21/21	6 month MIBOR	6.235	618	977
	MYR	5,210	01/15/24	3 month KLIBOR	4.575	—	(21,103)
Credit Suisse International (London)	BRL	1,370	01/02/18	11.120	1 month Brazilian Interbank Deposit Average	—	(19,028)
Deutsche Bank AG		50	01/02/18	11.750	1 month Brazilian Interbank Deposit Average	—	(417)
		1,220	01/02/18	11.150	1 month Brazilian Interbank Deposit Average	—	(16,614)
		1,520	01/02/18	11.450	1 month Brazilian Interbank Deposit Average	—	(16,567)
	KRW	1,617,300	09/09/18	1.235	3 month KWCDC	—	(6,592)
	BRL	1,680	01/02/19	11.345	1 month Brazilian Interbank Deposit Average	—	975
	THB	17,480	06/15/19	1.645	6 month Thai Reuters	—	(1,515)
	COP	2,311,520	09/24/19	Colombia IBR Overnight Interbank	5.340	—	6,125

GOLDMAN SACHS FIXED INCOME MACRO STRATEGIES FUND

Consolidated Schedule of Investments (continued)

December 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS (continued)

					Rates Exchanged		Market Value
Counterparty	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Deutsche Bank AG (continued)	BRL	2,700	(a)	01/02/20	11.840%	1 month Brazilian Interbank Deposit Average	$—	$3,281
		2,100		01/04/21	1 month Brazilian Interbank Deposit Average	13.927%	—	(41,605)
		490		01/02/23	1 month Brazilian Interbank Deposit Average	13.602	—	(9,908)
		1,260		01/02/23	1 month Brazilian Interbank Deposit Average	13.855	—	(28,491)
	MXN	13,080		12/05/23	6.710	Mexico Interbank TIIE 28 Days	—	(35,601)
	MYR	1,270		08/18/24	3 month KLIBOR	3.460	—	(2,081)
	BRL	1,680		01/02/25	1 month Brazilian Interbank Deposit Average	12.340	—	(12,327)
		2,600		01/02/25	14.335	1 month Brazilian Interbank Deposit Average	—	79,776
	COP	422,480		11/17/26	Colombia IBR Overnight Interbank	6.960	—	(4,079)
	ZAR	14,640	(a)	02/27/35	9.040	3 month JIBAR	—	5,844
		45,320	(a)	02/27/45	3 month JIBAR	6.765	—	(11,712)
JPMorgan Securities, Inc.	KRW	1,154,150		02/02/19	1.473	3 month KWCDC	—	(3,943)
	THB	30,790		04/19/19	1.554	6 month Thai Reuters	—	(3,676)
	BRL	3,880	(a)	01/02/20	11.870	1 month Brazilian Interbank Deposit Average	—	4,957
		7,960		01/02/20	12.480	1 month Brazilian Interbank Deposit Average	—	52,235
	MYR	1,660		11/02/20	3 month KLIBOR	4.235	—	(3,681)
	BRL	3,810		01/04/21	1 month Brazilian Interbank Deposit Average	13.720	—	(67,450)
		8,930		01/04/21	1 month Brazilian Interbank Deposit Average	15.568	—	(296,997)
	MYR	1,100		01/06/21	3 month KLIBOR	4.250	—	(3,871)
	THB	25,850		02/03/21	1.888	6 Month Thai Reuters	—	(3,974)
		22,290		02/19/21	1.875	6 Month Thai Reuters	—	(4,196)
	INR	35,600		09/21/21	6 month MIBOR	6.421	(904)	(1,220)
	CNY	2,830		12/21/21	2.800	3 month SHIBOR	(4,275)	(14,356)
	INR	49,720		12/21/21	6 month MIBOR	6.235	(1,694)	4,891
	CNY	3,390	(a)	03/15/22	3.600	3 month SHIBOR	(1,199)	(3,284)
	BRL	1,690		01/02/23	13.760	1 month Brazilian Interbank Deposit Average	—	36,156
		3,690		01/02/23	15.470	1 month Brazilian Interbank Deposit Average	—	138,609
	KRW	149,640	(a)	12/15/26	3 month KWCDC	2.000	673	(751)
Morgan Stanley & Co. International	COP	8,692,360		04/07/17	Colombia IBR Overnight Interbank	7.340	—	(2,161)
		3,830,380		04/20/17	Colombia IBR Overnight Interbank	7.230	—	(650)
		3,223,310		05/15/17	Colombia IBR Overnight Interbank	7.130	—	(10,705)
	KRW	809,330		11/24/18	1.505	3 month KWCDC	—	(8)

GOLDMAN SACHS FIXED INCOME MACRO STRATEGIES FUND

Consolidated Schedule of Investments (continued)

December 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS (continued)

				Rates Exchanged		Market Value
Counterparty	Notional Amount (000s)		Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Morgan Stanley & Co. International (continued)	BRL	410	01/04/21	12.238%	1 month Brazilian Interbank Deposit Average	$—	$3,146
		920	01/04/21	11.870	1 month Brazilian Interbank Deposit Average	—	4,460
		1,370	01/04/21	11.845	1 month Brazilian Interbank Deposit Average	—	6,377
Morgan Stanley & Co. International PLC	COP	1,755,890	03/31/17	Colombia IBR Overnight Interbank	6.570%	—	2,840
		1,755,890	04/03/17	Colombia IBR Overnight Interbank	6.550	—	3,503
		7,575,200	04/03/17	Colombia IBR Overnight Interbank	7.360	—	(15,365)
		2,209,860	05/04/17	Columbia IBR Overnight Interbank	7.040	—	1,075
		4,758,470	08/01/17	7.339	Colombia IBR Overnight Interbank	—	4,487
	BRL	7,200	01/02/18	1 month Brazilian Interbank Deposit Average	13.380	—	(24,588)
	KRW	2,475,720	09/09/18	1.235	3 month KWCDC	—	(10,108)
	BRL	410	01/02/19	12.610	1 month Brazilian Interbank Deposit Average	—	2,146
		2,600	01/02/19	14.080	1 month Brazilian Interbank Deposit Average	—	35,446
		4,220	01/02/19	15.475	1 month Brazilian Interbank Deposit Average	—	92,700
		2,260	01/04/21	1 month Brazilian Interbank Deposit Average	11.410	—	15,003
	MYR	2,920	01/12/21	3 month KLIBOR	4.195	—	(5,536)
	INR	19,550	09/21/21	6 month MIBOR	6.420	(172)	(994)
		19,170	12/21/21	6 month MIBOR	6.235	611	622

TOTAL						$(15,430)	$(323,358)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2016.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

				Rates Exchanged		Market Value
Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	$500		03/19/17	3 month LIBOR	0.750%	$261	$(852)
	700		04/14/18	3 month LIBOR	1.655	3	7,918
HUF	130,750		06/09/18	6 month BUBOR	1.860	1	(13,301)
SEK	48,130		06/15/18	0.050%	3 month STIBOR	40,293	(422)
	48,230	(a)	09/15/18	(0.330)	3 month STIBOR	1,000	(2,327)
PLN	39,370		09/21/18	1.614	6 month WIBOR	(19,580)	(29,292)
MXN	17,800		11/22/18	Mexico Interbank TIIE 28 Days	4.620	6	40,412
NZD	15,310	(a)	02/22/19	2.350	3 month NZDOR	3,936	(41,848)
GBP	13,040	(a)	03/15/19	0.600	6 month GBP	15,854	16,125
CAD	21,750	(a)	03/15/19	1.000	6 month CDOR	(60,096)	10,508
NOK	19,740	(a)	03/15/19	1.250	3 month NIBOR	(3,752)	1,738
	$24,930	(a)	03/15/19	3 month LIBOR	1.250	172,140	(24,719)
ZAR	34,850	(a)	03/15/19	7.415	3 month JIBAR	(325)	(3,146)

GOLDMAN SACHS FIXED INCOME MACRO STRATEGIES FUND

Consolidated Schedule of Investments (continued)

December 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

				Rates Exchanged		Market Value
Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

MXN	107,350	(a)	08/19/19	5.800%	Mexico Interbank TIIE 28 Days	$35	$(82,842)
	21,960		09/23/19	Mexico Interbank TIIE 28 Days	5.480%	7	50,084
	$32,950	(a)	12/19/19	2.250	3 month LIBOR	257	43,765
	99,360	(a)	12/20/19	2.250	3 month LIBOR	23,779	108,121
MXN	45,220	(a)	03/11/20	5.250	Mexico Interbank TIIE 28 Days	(71,211)	(61,366)
HUF	106,500		12/16/20	2.415	6 month BUBOR	(4,687)	(17,569)
MXN	57,660	(a)	08/16/21	Mexico Interbank TIIE 28 Days	6.010	449	83,348
	$1,800		09/06/21	3 month LIBOR	1.515	15	56,833
	900		09/13/21	3 month LIBOR	1.579	8	26,124
PLN	7,370		09/21/21	1.771	6 month WIBOR	(9,606)	(33,219)
	$900		10/28/21	3 month LIBOR	1.870	8	15,025
	700		10/31/21	3 month LIBOR	2.033	6	8,579
	600		11/09/21	3 month LIBOR	1.872	5	9,868
	600		11/14/21	3 month LIBOR	2.015	5	5,525
CZK	81,670		12/21/21	6 month PRIBOR	0.368	11,560	10,644
MXN	1,760	(a)	03/09/22	5.500	Mexico Interbank TIIE 28 Days	(2,000)	(5,802)
SEK	17,880	(a)	03/15/22	0.500	3 month STIBOR	15,829	568
CAD	7,690	(a)	03/15/22	1.250	6 month CDOR	(56,065)	(15,215)
NOK	39,600	(a)	03/15/22	1.500	3 month NIBOR	(27,203)	8,252
PLN	10,160	(a)	03/15/22	1.820	6 month WIBOR	(4,718)	(61,456)
HKD	7,470	(a)	03/15/22	3 month HIBOR	2.500	1,499	(6,611)
	$6,260	(a)	03/15/22	3 month LIBOR	1.500	137,640	18,691
SEK	69,930	(a)	03/15/22	3 month STIBOR	0.500	(55,281)	(8,848)
NZD	3,960	(a)	03/15/22	3.000	3 month NZDOR	15,405	(31,635)
EUR	1,900	(a)	03/15/22	6 month EURO	0.000	18,778	(7,512)
MXN	16,560	(a)	08/11/22	7.370	Mexico Interbank TIIE 28 Days	7	(8,052)
	99,680	(a)	09/15/22	7.500	Mexico Interbank TIIE 28 Days	(22,321)	(17,412)
ZAR	8,860		09/21/23	8.350	3 month JIBAR	7,485	3,469
	$7,480	(a)	12/19/23	3 month LIBOR	2.600	1,855	(60,363)
MXN	20,000	(a)	03/06/24	5.750	Mexico Interbank TIIE 28 Days	(12,432)	(97,340)
EUR	700	(a)	08/16/24	0.250	6 month EURO	(3,422)	(11,837)
MXN	3,320		11/20/24	Mexico Interbank TIIE 28 Days	5.955	2	18,175
CZK	8,440		06/16/25	6 month PRIBOR	1.365	4	(20,474)
HUF	51,240		06/19/25	6 month BUBOR	3.580	2	(24,974)
	79,720		07/09/25	6 month BUBOR	3.280	3	(30,047)
CZK	8,450		07/15/25	6 month PRIBOR	1.295	4	(17,446)
MXN	7,150	(a)	08/07/25	Mexico Interbank TIIE 28 Days	7.430	4	8,950
	43,410	(a)	09/11/25	Mexico Interbank TIIE 28 Days	7.600	(10,771)	53,878
CZK	7,040		10/09/25	6 month PRIBOR	0.930	4	(4,270)
	7,000		11/20/25	6 month PRIBOR	0.850	3	(1,843)
	5,630		12/04/25	6 month PRIBOR	0.760	3	490
	4,460		12/08/25	6 month PRIBOR	0.935	2	(2,511)
EUR	4,090	(a)	12/23/25	1.090	6 month EURO	52	15,870
NOK	4,880	(a)	06/16/26	2.500	3 month NIBOR	1,575	2,612
	$1,800		09/06/26	1.740	3 month LIBOR	21	(94,101)
	900		09/13/26	1.780	3 month LIBOR	11	(44,207)
	900		10/28/26	2.023	3 month LIBOR	11	(25,307)
	700		10/31/26	2.034	3 month LIBOR	8	(18,992)
MXN	8,140	(a)	11/03/26	8.283	Mexico Interbank TIIE 28 Days	838	(1,862)
	$600		11/09/26	2.045	3 month LIBOR	7	(15,580)
	600		11/14/26	2.239	3 month LIBOR	7	(3,999)
ZAR	2,930	(a)	12/08/26	3 month JIBAR	9.120	3	(114)
CHF	420	(a)	12/15/26	1.000	6 month CHFOR	5,790	3,197

GOLDMAN SACHS FIXED INCOME MACRO STRATEGIES FUND

Consolidated Schedule of Investments (continued)

December 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

					Rates Exchanged		Market Value
	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

		$1,540	(a)	12/15/26	2.500%	3 month LIBOR	$(25,301)	$11,024
	CAD	1,490	(a)	12/15/26	2.500	6 month CDOR	(3,745)	7,777
	NZD	2,340	(a)	12/15/26	2.750	3 month NZDOR	(80,818)	1,459
	SEK	4,890	(a)	12/15/26	3 month STIBOR	2.750%	(25,222)	5,519
	AUD	2,570	(a)	12/15/26	3.500	6 month AUDOR	15,032	(8,726)
	EUR	600	(a)	12/15/26	6 month EURO	1.500	(5,453)	(2,388)
	GBP	1,140	(a)	12/15/26	6 month GBP	2.250	(33,735)	(8,976)
	JPY	377,660	(a)	12/15/26	6 month JYOR	0.250	(2,026)	19,483
	CZK	12,960		12/21/26	6 month PRIBOR	0.475	616	20,203
	MXN	15,960	(a)	03/03/27	6.000	Mexico Interbank TIIE 28 Days	(34,978)	(74,140)
	EUR	1,150	(a)	03/15/27	0.750	6 month EURO	(7,362)	13,653
		$2,030	(a)	03/15/27	1.750	3 month LIBOR	(128,377)	16,503
	SEK	10,940	(a)	03/15/27	3 month STIBOR	1.250	(311)	(11,196)
	GBP	1,510	(a)	03/15/27	6 month GBP	1.500	(10,003)	(34,245)
	ZAR	14,640	(a)	03/15/27	8.250	3 month JIBAR	1,183	(9,745)
		$14,070	(a)	12/20/28	3 month LIBOR	2.790	(12,253)	(207,478)
	GBP	2,810		09/15/31	3.230	6 month GBP	(9,847)	(239,900)
		1,610		12/21/31	6 month GBP	1.500	(175,240)	149,122
	EUR	1,480	(a)	12/23/35	6 month EURO	1.540	(218)	(8,620)
		$6,300		09/09/36	3 month LIBOR	1.231	37,920	916,459
	JPY	68,990	(a)	03/15/37	6 month JYOR	0.750	(1,492)	(8,167)
		$1,330	(a)	03/15/47	2.250	3 month LIBOR	(123,110)	25,280
	EUR	3,550	(a)	03/15/47	6 month EURO	1.250	80,627	(83,809)
	GBP	830	(a)	03/15/47	6 month GBP	1.750	(36,090)	(46,364)

TOTAL							$(467,193)	$122,784

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2016.

OVER THE COUNTER CROSS CURRENCY SWAP CONTRACTS

Counterparty	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Termination Date	Receive	Pay	Upfront Payments made (received)	Unrealized Gain (Loss)

Bank of America Securities LLC		$400,771	TRY	1,040,000	04/07/20	3 month LIBOR	8.770%	$(1,597)	$105,003
		558,793		1,630,000	11/13/20	3 month LIBOR	10.480	(364)	95,512
Barclays Bank PLC		628,308		1,840,000	12/15/20	3 month LIBOR	10.660	11,066	95,077
Citibank NA		931,649		1,935,500	05/16/19	3 month LIBOR	9.370	(3,037)	370,121
	TRY	3,660,000		$1,055,516	06/21/22	11.034%	3 month LIBOR	—	(11,321)
		$650,000	TRY	2,253,875	06/21/27	3 month LIBOR	10.690	—	5,481
JPMorgan Securities, Inc.		1,000,000		3,030,000	09/17/20	3 month LIBOR	11.040	(479)	108,380
		330,000		1,162,260	03/15/22	3 month LIBOR	11.261	—	(4,696)
Morgan Stanley & Co. International PLC	TRY	6,570,000		$1,887,931	06/21/19	11.420	3 month LIBOR	—	(14,309)
		990,000		394,422	03/03/20	8.930	3 month LIBOR	204	(106,666)
		$280,586	TRY	805,000	11/20/20	3 month LIBOR	10.420	(691)	53,154
		520,000		1,809,600	06/21/27	3 month LIBOR	10.710	—	1,936

TOTAL								$5,102	$697,672

GOLDMAN SACHS FIXED INCOME MACRO STRATEGIES FUND

Consolidated Schedule of Investments (continued)

December 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

WRITTEN OPTIONS CONTRACTS — For the period ended December 31, 2016 the Fund had following written options:

WRITTEN OPTION CURRENCY CONTRACTS

Counterparty	Description	Notional Amount (000s)		Expiration Date	Exercise Price	Value

Bank of America Securities LLC	Put USD/Call BRL		$1,666	01/13/17	3.08%	$(447)
Citibank NA	Call USD/Put CNH		717	01/25/17	7.550	(92)
HSBC Bank PLC	Put USD/Call CHN		2,387	01/04/17	6.70	(2)
	Put USD/Call ZAR		234	01/17/17	13.76	(3,502)
	Call USD/Put ZAR		234	01/17/17	13.76	(3,595)
	Put GBP/Call USD	GBP	1,149	01/31/17	1.21	(6,834)
Standard Chartered Bank	Put USD/Call ZAR		$234	01/18/17	14.19	(8,555)
	Call USD/Put ZAR		234	01/18/17	14.19	(1,449)
	Call USD/Put ZAR		234	01/18/17	14.14	(1,651)
	Put USD/Call ZAR		234	01/18/17	14.14	(7,806)

TOTAL (Premium Received $63,767)						$(33,933)

For the period ended December 31, 2016, the Fund had the following curency written options activities:

OPTIONS ON CURRENCY CONTRACTS

	Notional Amount (000s)	Premiums Received

Contracts Outstanding March 31, 2016	$2,429	$56,076

Contracts Written	39,042	292,382
Contracts Bought to Close	(3,211)	(44,367)
Contracts Expired	(30,937)	(240,324)

Contracts Outstanding December 31, 2016	$7,323	$63,767

INTEREST RATE SWAPTION CONTRACTS

Counterparty	Description	Notional Amount (000s)		Expiration Date	Strike Price	Value

Bank of America Securities LLC	Call - OTC - 1 year Swap for the obligation to pay a fixed rate of 1.980% versus the 3 month LIBOR maturing on August 08, 2016		$4,200	05/02/17	1.980%	$(46,713)
	Call - OTC - 1 year Swap for the obligation to pay a fixed rate of 1.550% versus the 3 month LIBOR maturing on August 08, 2016		10,500	05/02/17	1.550	(35,886)
Deutsche Bank AG	Call - OTC - 5 year Swap for the obligation to pay a fixed rate of 2.680% versus the 3 month LIBOR maturing on May 25, 2027		5,000	05/23/17	2.680	(58,700)
Bank of America Securities LLC	Put - OTC - 10 year Swap for the obligation to pay a fixed rate of 1.643% versus the 3 month LIBOR maturing on April 20, 2027		2,000	04/18/17	1.643	(1,398)
JPMorgan Securities, Inc.	Put - OTC - 1 year Swap for the obligation to pay a fixed rate of 1.640% versus the 3 month LIBOR maturing on April 20, 2022		19,200	04/18/17	1.640	$(3,777)
	Put - OTC - 20 year Swap for the obligation to pay a fixed rate of 0.130% versus the 3 month LIBOR maturing on January 13, 2037	JPY	86,330	01/11/17	0.130	—

TOTAL (Premium Received $215,240)						$(146,474)

GOLDMAN SACHS FIXED INCOME MACRO STRATEGIES FUND

Consolidated Schedule of Investments (continued)

December 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

For the period ended December 31, 2016, the Fund had the following interest rate swaptions activities:

INTEREST RATE SWAPTION CONTRACTS

	Notional Amount (000s)	Premiums Received

Contracts Outstanding March 31, 2016	$130,700	$1,069,853

Contracts Written	380,470	367,812
Contracts Bought to Close	(108,000)	(742,324)
Contracts Expired	(275,940)	(480,101)

Contracts Outstanding December 31, 2016	$127,230	$215,240

OPTIONS ON FUTURES CONTRACTS

Counterparty	Description	Contracts	Expiration Date	Strike Price	Value

Morgan Stanley Capital Services, Inc. (Premium received $5,733)	Call - 4 Year Eurodollar Futures	$252	01/13/17	$9.25	$(1,575)

For the period ended December 31, 2016, the Fund had the following futures written options activities:

OPTIONS ON FUTURE CONTRACTS

	Contracts	Premiums Received

Contracts Outstanding March 31, 2016	228	$31,587

Contracts Written	1,400	129,261
Contracts Bought to Close	(994)	(116,787)
Contracts Expired	(382)	(38,328)

Contracts Outstanding December 31, 2016	252	$5,733

TAX INFORMATION — At December 31, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$60,560,809

Gross unrealized gain	585,828
Gross unrealized loss	(1,794,293)

Net unrealized security loss	$(1,208,465)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Secured Debt Obligations – 32.7%
Bank Loans(a) – 12.1%
Airlines – 0.4%
Air Canada (NR/NR)
$844,000	3.614%	10/06/23	$ 849,098

Automotive – 0.5%
Tectum Holdings, Inc. (NR/NR)
1,025,430	5.750	08/24/23	1,038,248

Chemicals – 0.5%
Kraton Polymers LLC (B+/Ba3)
1,056,000	6.000	01/06/22	1,067,130

Commercial Services – 0.5%
Monitronics International, Inc. (B-/WR)
1,131,165	6.500	09/30/22	1,140,712

Healthcare-Services – 2.3%
ATI Holdings Acquisition, Inc. (B/B1)
321,385	5.500	05/10/23	325,402
Concordia Healthcare Corp. (B-/B2)
522,720	5.250	10/21/21	405,437
Envision Healthcare Corp. (BB-/Ba3)
950,000	4.000	12/01/23	958,911
Kindred Healthcare, Inc. (BB-/Ba3)
694,221	4.250	04/09/21	692,778
Precyse Acquisition Corp. (B/B2)
856,473	6.500	10/20/22	866,108
Select Medical Corp. (B+/Ba2)
1,240,625	6.000	03/03/21	1,257,163
Vizient, Inc. (B+/B1)
404,732	5.000	02/13/23	410,172

			4,915,971

Media - Entertainment – 0.9%
Lions Gate Entertainment Corp. (NR/NR)
1,813,000	3.750	12/08/23	1,822,065

Media - Non Cable – 0.6%
CBS Radio, Inc. (BB-/Ba3)
1,349,434	4.500	10/17/23	1,361,242

Media - Satellite – 0.2%
Global Eagle Entertainment, Inc. (NR/NR)
520,000	7.000	12/22/22	509,600

Packaging – 0.3%
Flex Acquisition Co., Inc. (NR/NR)
212,000	4.250	12/13/23	213,766
Prolampac Intermediate, Inc. (B/B2)
527,000	5.000	11/18/23	532,602

			746,368

Property/Casualty Insurance – 0.3%
Hyperion Insurance Group Ltd. (B/B1)
542,112	5.500	04/29/22	542,789

Retailers – 1.6%
JC Penney Corp., Inc. (B+/Ba2)
1,397,213	5.250	06/23/23	1,402,452
Serta Simmons Bedding LLC (NR/NR)
2,100,000	4.500	11/08/23	2,121,651

			3,524,103

Principal Amount	Interest Rate	Maturity Date	Value
Secured Debt Obligations – (continued)
Software – 1.0%
Conduent, Inc. (NR/NR)
$1,369,000	6.250%	12/07/23	$ 1,384,402
Kronos, Inc. (B-/B2)
703,000	5.000	11/01/23	711,239

			2,095,641

Telecommunications - Wirelines – 1.4%
Consolidated Communications, Inc. (NR/NR)
848,000	4.000	10/05/23	852,393
Fairpoint Communications, Inc. (B/B2)
762,872	7.500	02/14/19	769,310
Windstream Corp. (BB/B1)
1,048,871	4.750	03/16/21	1,055,427
Windstream Corp. (NR/NR)
423,000	4.750	03/29/21	423,529

			3,100,659

Transportation - Logistics – 1.5%
XPO Logistics, Inc. (BB/Ba1)
3,220,415	4.250	10/30/21	3,259,671

TOTAL BANK LOANS			$ 25,973,297

Other Secured Debt Obligations – 20.6%
Building Materials(b)(c) – 0.7%
Builders FirstSource, Inc. (B+/B3)
$1,586,000	5.625%	09/01/24	$ 1,593,930

Consumer Cyclical Services(b) – 5.2%
APX Group, Inc. (B/B1)
1,571,000	6.375	12/01/19	1,616,166
3,308,000	7.875	12/01/22	3,580,910
First Data Corp. (BB/Ba3)(c)
5,799,000	5.000	01/15/24	5,820,746

			11,017,822

Health Care - Services – 2.3%
HCA, Inc. (BBB-/Ba1)
4,657,000	5.250	04/15/25	4,860,744

Media - Cable(b)(c) – 5.8%
Altice Financing SA (BB-/B1)
542,000	6.625	02/15/23	557,583
536,000	7.500	05/15/26	554,760
SFR Group SA (B+/B1)
3,129,000	7.375	05/01/26	3,199,402
Virgin Media Secured Finance PLC (BB-/Ba3)
2,145,000	5.500	08/15/26	2,136,956
Ziggo Secured Finance BV (BB-/Ba3)
6,048,000	5.500	01/15/27	5,896,800

			12,345,501

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Secured Debt Obligations – (continued)
Media - Satellite(c) – 0.6%
Hughes Satellite Systems Corp. (BBB-/Ba2)
$1,407,000	5.250%		08/01/26	$ 1,378,860

Oil Field Service(b)(c) – 0.8%
Transocean Proteus Ltd. (BB+/NR)
1,626,000	6.250		12/01/24	1,642,260

Packaging(b)(c) – 2.4%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (B+/Ba3)
3,339,000	4.625		05/15/23	3,309,784
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu (B+/B2)
737,000	4.380	(d)	07/15/21	753,582
1,025,000	5.125		07/15/23	1,045,500

				5,108,866

Pipelines(b) – 0.5%
Sabine Pass Liquefaction LLC (BBB-/Ba1)
542,000	5.750		05/15/24	581,295
540,000	5.000	(c)	03/15/27	544,725

				1,126,020

Retailers(b)(c) – 0.6%
JC Penney Corp., Inc. (B+/Ba2)
1,241,000	5.875		07/01/23	1,279,781

Technology - Hardware(b)(c) – 0.3%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (BBB-/Baa3)
542,000	5.450		06/15/23	574,921

Telecommunications - Wireless(c) – 1.0%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC (NR/Baa2)
2,143,000	3.360		03/20/23	2,146,113

Transportation(b) – 0.4%
Jack Cooper Holdings Corp. (C/Caa3)
2,103,000	9.250		06/01/20	914,805

TOTAL OTHER SECURED DEBT OBLIGATIONS				$ 43,989,623

TOTAL SECURED DEBT OBLIGATIONS (Cost $70,601,886)				$ 69,962,920

Unsecured Debt Obligations – 49.5%
Aerospace & Defense – 4.7%
Bombardier, Inc. (B-/B3)(c)
$3,896,000	7.750%		03/15/20	$ 4,081,060
5,233,000	8.750		12/01/21	5,533,897
Triumph Group, Inc. (B/B1)(b)
571,000	4.875		04/01/21	532,458

				10,147,415

Airlines(c) – 0.7%
Air Canada (BB-/B3)
1,257,000	7.750		04/15/21	1,407,840

Principal Amount	Interest Rate	Maturity Date	Value
Unsecured Debt Obligations – (continued)
Apparel(b)(c) – 0.9%
Hanesbrands, Inc. (BB/Ba2)
$1,546,000	4.625%	05/15/24	$ 1,503,485
490,000	4.875	05/15/26	478,975

			1,982,460

Automotive – 8.0%
Adient Global Holdings Ltd. (BB/Ba3)(b)(c)
4,153,000	4.875	08/15/26	4,007,645
Cooper-Standard Automotive, Inc. (B/B2)(b)(c)
2,521,000	5.625	11/15/26	2,489,487
Dana, Inc. (BB+/B1)(b)
3,471,000	5.375	09/15/21	3,592,485
Fiat Chrysler Automobiles NV (BB/B1)
598,000	5.250	04/15/23	609,960
Lear Corp. (BBB-/Baa3)(b)
2,257,000	4.750	01/15/23	2,324,710
722,000	5.250	01/15/25	759,003
MPG Holdco I, Inc. (B+/B3)(b)
1,003,000	7.375	10/15/22	1,045,627
Navistar International Corp. (CCC/Caa1)(b)
1,267,000	8.250	11/01/21	1,282,837
Tenneco, Inc. (BB/Ba3)(b)
1,015,000	5.000	07/15/26	997,238

			17,108,992

Brokerage – 0.6%
E*Trade Financial Corp. (BBB-/Baa3)(b)
1,329,000	4.625	09/15/23	1,355,580

Building Materials(b) – 0.2%
WESCO Distribution, Inc. (BB-/B1)
431,000	5.375	12/15/21	443,930

Captive Auto – 0.3%
General Motors Financial Co., Inc. (BBB-/Ba1)
537,000	4.375	09/25/21	557,038

Chemicals(b)(c) – 0.3%
INEOS Group Holdings SA (B-/B3)
569,000	5.625	08/01/24	560,465

Construction Machinery(b) – 0.6%
Terex Corp. (BB/B2)
1,217,000	6.000	05/15/21	1,250,468

Consumer Cyclical Services(b) – 1.9%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. (BB-/B1)(c)
1,824,000	5.125	06/01/22	1,787,520
The Hertz Corp. (B/B2)
380,000	6.750	04/15/19	379,050
1,850,000	7.375	01/15/21	1,845,375

			4,011,945

Consumer Finance - 0.9%
Navient Corp. (BB-/Ba3)
1,790,000	6.625	07/26/21	1,912,948

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Unsecured Debt Obligations – (continued)
Consumer Products(b) – 1.0%
Tempur Sealy International, Inc. (BB/B1)
$979,000	5.625%	10/15/23	$ 1,010,817
1,132,000	5.500	06/15/26	1,136,245

			2,147,062

Educational Services(b)(c) – 1.3%
Cengage Learning, Inc. (CCC+/Caa1)
3,134,000	9.500	06/15/24	2,781,425

Electric(b)(c) – 1.1%
NRG Energy, Inc. (BB-/B1)
2,401,000	6.625	01/15/27	2,271,946

Energy - Exploration & Production(b)(c) – 2.5%
Antero Resources Corp. (BB/Ba3)
745,000	5.000	03/01/25	730,100
CrownRock LP/CrownRock Finance, Inc. (B+/B3)
521,000	7.125	04/15/21	541,840
Endeavor Energy Resources LP/EER Finance, Inc. (B-/Caa2)
539,000	7.000	08/15/21	560,560
Gulfport Energy Corp. (B+/B2)
2,661,000	6.375	05/15/25	2,687,610
PDC Energy, Inc. (B+/B2)
811,000	6.125	09/15/24	827,220

			5,347,330

Food & Beverage(b)(c) – 1.4%
Dean Foods Co. (BB-/B2)
2,769,000	6.500	03/15/23	2,914,372

Food & Drug Retailers(b)(c) – 1.7%
Rite Aid Corp. (B-/B3)
3,443,000	6.125	04/01/23	3,709,832

Health Care - Medical Products(b) – 0.3%
Alere, Inc. (CCC+/Caa1)
704,000	6.500	06/15/20	695,200

Health Care - Services(b) – 4.5%
Acadia Healthcare Co., Inc. (B/B3)
1,301,000	5.625	02/15/23	1,302,626
Envision Healthcare Corp. (B/B3)
2,484,000	5.625	07/15/22	2,561,625
Team Health, Inc. (B-/B2)(c)
741,000	7.250	12/15/23	839,183
Tenet Healthcare Corp. (CCC+/Caa1)
5,086,000	8.000	08/01/20	5,022,425

			9,725,859

Home Construction(b)(c) – 0.3%
Mattamy Group Corp. (BB/B1)
521,000	6.875	12/15/23	527,513

Lodging(b)(c) – 0.4%
Hilton Domestic Operating Co., Inc. (BB+/Ba3)
781,000	4.250	09/01/24	756,594

Media - Cable(b)(c) – 1.3%
Cequel Communications Holdings I LLC/Cequel Capital Corp. (B-/Caa1)
870,000	6.375	09/15/20	896,100
1,951,000	5.125	12/15/21	1,975,387

			2,871,487

Principal Amount	Interest Rate		Maturity Date	Value
Unsecured Debt Obligations – (continued)
Media - Non Cable(b) – 4.4%
Gray Television, Inc. (B+/B2)(c)
$1,047,000	5.125%		10/15/24	$ 1,015,590
Lamar Media Corp. (BB-/Ba1)
2,192,000	5.375		01/15/24	2,279,680
Nexstar Escrow Corp. (B+/B3)(c)
1,340,000	5.625		08/01/24	1,326,600
SBA Communications Corp. (B+/B3)(c)
542,000	4.875		09/01/24	534,548
Sinclair Television Group, Inc. (B+/B1)
1,206,000	5.375		04/01/21	1,245,195
788,000	5.125	(c)	02/15/27	748,600
Sirius XM Radio, Inc. (BB/Ba3)(c)
2,317,000	5.375		07/15/26	2,264,867

				9,415,080

Oil Field Services – 2.6%
Transocean, Inc. (BB-/B1)(b)(c)
1,382,000	9.000		07/15/23	1,420,005
Weatherford International Ltd. (B/Caa1)
803,000	9.625		03/01/19	847,165
2,703,000	7.750	(b)	06/15/21	2,730,030
534,000	9.875	(b)(c)	02/15/24	566,040

				5,563,240

Packaging(b)(c) – 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (CCC+/B3)
500,000	6.750		01/31/21	513,750

Pharmaceuticals(b)(c) – 0.4%
Concordia International Corp. (CCC/Caa3)
1,032,000	9.500		10/21/22	365,070
1,742,000	7.000		04/15/23	557,440

				922,510

Pipelines(b) – 1.5%
Antero Midstream Partners LP/Antero Midstream Finance Corp. (BB/B1)(c)
832,000	5.375		09/15/24	846,560
NGL Energy Partners LP/NGL Energy Finance Corp. (BB-/B2)(c)
1,390,000	7.500		11/01/23	1,438,650
Tesoro Logistics LP/Tesoro Logistics Finance Corp. (BB+/Ba3)
767,000	6.250		10/15/22	811,102

				3,096,312

Real Estate Investment Trust(b)(c) – 0.5%
Communications Sales & Leasing, Inc./CSL Capital LLC (B-/Caa1)
1,070,000	7.125		12/15/24	1,079,363

Technology - Hardware(b)(c) – 0.5%
CommScope, Inc. (B+/B1)
1,094,000	5.500		06/15/24	1,132,290

Technology - Software(b)(c) – 0.1%
Donnelley Financial Solutions, Inc. (B/B3)
243,000	8.250		10/15/24	247,860

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Unsecured Debt Obligations – (continued)
Telecommunications - Satellites(b)(c) – 2.2%
Inmarsat Finance PLC (BB+/Ba2)
$1,124,000	4.875%	05/15/22	$ 1,095,900
3,614,000	6.500	10/01/24	3,668,290

			4,764,190

Telecommunications - Wirelines – 2.2%
Frontier Communications Corp. (BB-/B1)
2,621,000	8.875 (b)	09/15/20	2,791,365
1,401,000	7.625	04/15/24	1,253,895
GTT Escrow Corp. (B-/Caa1)(b)(c)
535,000	7.875	12/31/24	559,565

			4,604,825

TOTAL UNSECURED DEBT OBLIGATIONS (Cost $106,550,054)			$105,827,121

U.S. Treasury Obligations(e) – 0.9%
United States Treasury Bill
$2,000,000	0.000%	02/02/17	$ 1,999,276
(Cost $1,999,387)

Shares	Description	Value
Common Stock* – 0.3%
Oil, Gas & Consumable Fuels – 0.3%
1,141,924	Prairie Provident Resources, Inc.	$ 694,738
(Cost $2,946,428)

Shares	Distribution Rate	Value
Investment Company(d)(f) – 15.1%
Goldman Sachs Financial Square Government Fund – Institutional Shares
32,338,464	0.450%	$ 32,338,464
(Cost $32,338,464)

TOTAL INVESTMENTS – 98.5% (Cost $214,436,219)		$210,822,519

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.5%		3,249,417

NET ASSETS – 100.0%		$214,071,936

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The stated interest rate represents the weighted average interest rate of all contracts within the bank loan facility on December 31, 2016. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(b)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $95,686,747, which represents approximately 44.7% of net assets as of December 31, 2016.

(d)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on December 31, 2016.

(e)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(f)	Represents an affiliated fund.

Security ratings disclosed, if any, are obtained from Standard & Poor’s/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Currency Abbreviations:
EUR	— Euro
USD	— U.S. Dollar

Investment Abbreviations:
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2016, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased	Currency Sold	Current Value	Settlement Date	Unrealized Gain

Citibank NA	USD 186,929	EUR 165,000	$174,402	03/20/17	$12,527

SWAP CONTRACTS — At December 31, 2016, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

		Rates Exchanged		Market Value
Notional Amount (000s)(a)	Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

$19,432	06/21/24	3 month LIBOR	1.500%	$1,030,625	$(32,502)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2016.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT

					Market Value
Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at December 31, 2016(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Purchased:
CDX North America High Yield Index 27	$55,000	(5.000)%	12/20/21	3.548%	$(2,279,809)	$(1,221,858)

(b)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

TAX INFORMATION — At December 31, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$213,691,828

Gross unrealized gain	3,490,918
Gross unrealized loss	(6,360,227)

Net unrealized security loss	$(2,869,309)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FIXED INCOME ALTERNATIVES STRATEGIES FUNDS

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Basis of Consolidation for Fixed Income Macro Strategies Fund — The Cayman Commodity — FIMS, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on December 16, 2013 and is currently a wholly-owned subsidiary of the Fixed Income Macro Strategies Fund (the “Fund”). The Subsidiary acts as an investment vehicle for the Fund to enable the Fund to gain exposure to certain types of commodity-linked derivative instruments. The Fund is the sole shareholder of the Subsidiary pursuant to a subscription agreement dated as of December 16, 2013, and it is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiary. Under the Memorandum and Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to vote at general meetings of the Subsidiary and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. All inter-fund balances and transactions have been eliminated in consolidation. As of December 31, 2016,, the Fund’s net assets were $ 57,166,313, of which, $11,617,681, or 20%, represented the Subsidiary’s net assets.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management L.P. (“GSAM”) assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued using available market quotations as provided by a third party pricing vendor or broker. Prior to October 11, 2016, such securities were valued at amortized cost. With the exception of treasury securities of G8 countries (not held in money market funds), which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in a Fund having a direct contractual relationship with the borrower, and the Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

GOLDMAN SACHS FIXED INCOME ALTERNATIVES STRATEGIES FUNDS

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Inverse Floaters — The interest rate on inverse floating rate securities (“inverse floaters”) resets in the opposite direction from the market rate of interest to which the inverse floaters are indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value

Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss.

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Private Investments — Private investments may include, but are not limited to, investments in private equity or debt instruments. The Investment Manager estimates the fair value of private investments based upon various factors, including, but not limited to, transactions in similar instruments, completed or pending third-party transactions in underlying investments or comparable entities, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure, offerings in equity or debt capital markets, and changes in current and projected financial ratios or cash flows.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other

GOLDMAN SACHS FIXED INCOME ALTERNATIVES STRATEGIES FUNDS

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

A non-deliverable bond forward is a short term forward contract between two parties to buy or sell a bond denominated in a non-deliverable foreign currency at a specified future time and price. Non-deliverable bond forwards are marked-to-market daily using market quotations. Unrealized gains or losses on non-deliverable bond forwards are recorded by a Fund on a daily basis, and realized gains or losses are recorded on the termination date or sale of a contract.

Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

Option Contracts — When a Fund writes call or put option contracts, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments

GOLDMAN SACHS FIXED INCOME ALTERNATIVES STRATEGIES FUNDS

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

A cross currency swap is an agreement which a Fund may enter into to gain or mitigate exposure to currency risk. A cross currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount. Cross currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for another designated currency. Therefore, the entire principal value of a cross currency swap is subject to risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transactions.

Short Term Investments — Short-term investments having a maturity of 60 days or less are valued using available market quotations as provided by a third party pricing vendor or broker. Prior to October 11, 2016, such securities were valued at amortized cost. These investments are classified as Level 2 of the fair value hierarchy.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GSAM did not develop the unobservable inputs (examples include but are not limited to single source broker quotations, third party pricing, etc.) for the valuation of Level 3 Assets and Liabilities.

FIXED INCOME MACRO STRATEGIES

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Foreign Sovereign Debt Obligations	$—	$14,295,840	$—
Mortgage-Backed Obligations	—	7,809,510	—
U.S. Treasury Obligations	23,191,917	—	—
Investment Company	13,761,403	—	—
Total	$36,953,320	$22,105,350	$—

Derivative Type
Assets
Options Purchased	$67,305	$226,369	$—
Forward Foreign Currency Exchange Contracts(a)	—	1,496,247	—
Futures Contracts(a)	523,620	—	—
Interest Rate Swap Contracts(a)	—	2,462,517	—
Cross Currency Swap Contracts(a)	—	834,664	—
Total	$590,925	$5,019,797	$—
Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(905,658)	$—
Futures Contracts(a)	(248,534)	—	—
Interest Rate Swap Contracts(a)	—	(2,663,091)	—
Cross Currency Swap Contracts(a)	—	(136,992)	—
Written Options Contracts	(1,575)	(180,407)	—
Total	$(250,109)	$(3,886,148)	$—

GOLDMAN SACHS FIXED INCOME ALTERNATIVES STRATEGIES FUNDS

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

LONG SHORT CREDIT STRATEGIES

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Bank Loans	$—	$23,550,647	$2,422,650
Other Secured Debt Obligations	—	43,989,623	—
Unsecured Debt Obligations	—	105,827,121	—
U.S. Treasury Obligations	1,999,276	—	—
Common Stock and/or Other Equity Investments(b)
North America	—	694,738	—
Investment Company	32,338,464	—	—
Total	$34,337,740	$174,062,129	$2,422,650

Derivative Type
Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$12,527	$—
Liabilities(a)
Interest Rate Swap Contracts	$—	$(32,502)	$—
Credit Default Swap Contracts	—	(1,221,858)	—
Total	$—	$(1,254,360)	$—

The following is a reconciliation of Level 3 investments for the period ended December 31, 2016:

	Bank Loans	Common Stock
Beginning Balance as of April 1, 2016	$—	$1,165,338
Realized gain (loss)	(695)	(2)
Net change in unrealized gain (loss) relating to instruments still held at reporting date	65,909	1,781,093
Purchases	2,358,895	—
Sales	(2,200)	(2,946,429)
Amortization	741	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Ending Balance as of December 31, 2016	$2,422,650	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

(b)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principle exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for certain international equity securities, resulting in a Level 2 classification.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

GOLDMAN SACHS FIXED INCOME ALTERNATIVES STRATEGIES FUNDS

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Funds invest. The imposition of exchange controls, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Funds have exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Funds also invest in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Funds will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with increasing rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Funds’ investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Leverage Risk — Leverage creates exposure to potential gains and losses in excess of the initial amount invested. Borrowing and the use of derivatives may result in leverage and may make a Fund more volatile. When a Fund uses leverage, the sum of that Fund’s investment exposure may significantly exceed the amount of assets invested in the Fund, although these exposures may vary over time. Relatively small market movements may result in large changes in the value of a leveraged investment. A Fund will identify liquid assets on its books or otherwise cover transactions that may give rise to such risk, to the extent required by applicable law. The use of leverage may cause a Fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. The use of leverage by a Fund can substantially increase the adverse impact to which the Fund’s investment portfolio may be subject.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity

GOLDMAN SACHS FIXED INCOME ALTERNATIVES STRATEGIES FUNDS

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Loan-Related Investments Risk — In addition to risks generally associated with debt investments, loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and may be relatively illiquid and difficult to value. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. With respect to loan participations, the Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if the Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting the Fund to the creditworthiness of that lender as well. Investors in loans, such as the Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, the Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s redemption obligations for a period after the sale of the loans, and, as a result, the Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations.

Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Non-Diversification Risk — The Funds are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in fewer issuers than diversified mutual funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Short Position Risk — A Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that a Fund may purchase for investment. Taking short positions involves leverage of a Fund’s assets and presents various risks. If the value of the underlying instrument or market in which a Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited.

Tax Risk — The Fixed Income Macro Strategies Fund will seek to gain exposure to the commodity markets primarily through investments in the Subsidiary and/or commodity index-linked structured notes, as applicable. Historically, the Internal Revenue Service (“IRS”) has issued private letter rulings (“PLRs”) in which the IRS specifically concluded that income and gains from investments in commodity index-linked structured notes or a wholly-owned foreign subsidiary that invests in commodity-linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Code. However, the Fund has not received a PLR, and is not able to rely on PLRs issued to other taxpayers. Additionally, the IRS has suspended the granting of such PLR, pending review of its position on this matter. The IRS also recently issued proposed regulations that, if finalized, would generally treat the Fund’s income inclusion with respect to a subsidiary as qualifying income only if there is a distribution out of the earnings and profits of a subsidiary that are attributable to such income inclusion. The proposed regulations, if adopted, would apply to taxable years beginning on or after 90 days after the regulations are published as final.

The IRS also recently issued a revenue procedure, which states that the IRS will not in the future issue PLRs that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Investment Company Act of 1940. The Fund has obtained an opinion of counsel that the Portfolio’s income from such investments should constitute “qualifying income.” However, no assurances can be provided that the IRS would not be able to successfully assert that the Fund’s income from such investments was not “qualifying income,” in which case the Fund would fail to qualify as a regulated investment company (“RIC”) under Subchapter M of the Code if over 10% its gross income was derived from these investments. If the Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates. This would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders.

GOLDMAN SACHS BOND FUND

Schedule of Investments

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – 26.5%
Automotive – 0.7%
Ford Motor Credit Co. LLC
$2,175,000	5.875%		08/02/21	$ 2,402,000
General Motors Financial Co., Inc.
1,050,000	3.500		07/10/19	1,069,168

				3,471,168

Banks – 6.1%
Bank of America Corp.
625,000	4.125		01/22/24	649,532
575,000	4.000		04/01/24	593,020
2,200,000	3.248	(a)	10/21/27	2,100,340
1,225,000	4.183	(a)	11/25/27	1,225,783
100,000	6.110		01/29/37	117,230
Citigroup, Inc.
925,000	4.125		07/25/28	913,737
225,000	6.250	(a)(b)	08/15/49	231,469
Compass Bank
275,000	1.850	(a)	09/29/17	274,376
475,000	5.500		04/01/20	497,738
Credit Suisse Group AG(a)(b)(c)
200,000	7.500		12/18/49	209,500
Credit Suisse Group Funding Guernsey Ltd.
250,000	3.750		03/26/25	246,201
Deutsche Bank AG
225,000	2.500		02/13/19	223,197
825,000	4.250	(c)	10/14/21	828,181
Discover Financial Services(a)
900,000	3.750		03/04/25	879,895
ING Bank NV(a)(b)
700,000	4.125		11/21/23	707,567
Intesa Sanpaolo SpA
675,000	2.375		01/13/17	675,093
950,000	3.875		01/16/18	962,627
425,000	5.017	(c)	06/26/24	390,469
JPMorgan Chase & Co.
2,800,000	1.426	(b)	02/15/17	2,801,764
1,075,000	2.972	(a)	01/15/23	1,071,400
1,200,000	3.625	(a)	12/01/27	1,164,223
1,075,000	5.300	(a)(b)	05/01/49	1,097,102
Macquarie Bank Ltd.(c)
400,000	6.625		04/07/21	449,670
Mitsubishi UFJ Financial Group, Inc.
525,000	2.950		03/01/21	528,504
475,000	3.850		03/01/26	487,941
Mizuho Financial Group, Inc.(c)
850,000	2.632		04/12/21	841,107
PNC Preferred Funding Trust I(a)(b)(c)
400,000	2.613		03/29/49	387,500
PNC Preferred Funding Trust II(a)(b)(c)
1,100,000	2.186		03/29/49	1,061,500
Santander Bank NA
325,000	2.000	(a)	01/12/18	324,864
400,000	8.750		05/30/18	430,514
Santander UK PLC(c)
800,000	5.000		11/07/23	813,859
Sumitomo Mitsui Financial Group, Inc.(c)
975,000	4.436		04/02/24	1,017,604
Synchrony Financial(a)
1,675,000	3.000		08/15/19	1,696,706

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Banks – (continued)
UBS Group Funding Jersey Ltd.(c)
$1,275,000	4.125%		09/24/25	$ 1,299,566
Wells Fargo & Co.
3,825,000	3.000		10/23/26	3,642,919
Westpac Banking Corp.(a)(b)
775,000	4.322		11/23/31	777,468

				31,620,166

Brokerage – 0.7%
Morgan Stanley, Inc.
1,550,000	2.282	(a)(b)	10/24/23	1,567,222
325,000	3.875		04/29/24	333,310
1,050,000	3.700		10/23/24	1,062,508
50,000	4.000		07/23/25	51,251
750,000	5.550	(a)(b)	07/15/49	752,812

				3,767,103

Building Materials(a)(c) – 0.1%
HD Supply, Inc.
300,000	5.250		12/15/21	317,250

Chemicals(a) – 0.1%
LyondellBasell Industries NV
300,000	5.000		04/15/19	316,996
Westlake Chemical Corp.(c)
500,000	3.600		08/15/26	480,915

				797,911

Consumer Cyclical Services(a) – 0.2%
The Priceline Group, Inc.
1,000,000	3.600		06/01/26	989,004

Consumer Products(a) – 0.1%
Sally Holdings LLC/Sally Capital, Inc.
450,000	5.625		12/01/25	468,000
Spectrum Brands, Inc.
100,000	6.625		11/15/22	106,125

				574,125

Diversified Financial Services – 0.1%
GE Capital International Funding Co.
551,000	4.418		11/15/35	577,397

Electric(a) – 0.7%
Consumers Energy Co.
850,000	3.950		05/15/43	835,956
Fortive Corp.(c)
1,100,000	3.150		06/15/26	1,084,010
Puget Sound Energy, Inc.(b)
600,000	6.974		06/01/67	513,000
The Southern Co.
1,025,000	2.350		07/01/21	1,007,589

				3,440,555

Energy – 1.6%
Anadarko Petroleum Corp.
475,000	8.700		03/15/19	539,822
330,000	3.450	(a)	07/15/24	323,943
275,000	6.450		09/15/36	327,296

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Energy – (continued)
Antero Resources Corp.(a)
	$475,000	5.625%	06/01/23	$ 484,500
Apache Corp.(a)
	100,000	3.250	04/15/22	101,571
	275,000	2.625	01/15/23	264,434
	650,000	4.250	01/15/44	640,785
ConocoPhillips Co.(a)
	150,000	4.200	03/15/21	159,333
	580,000	3.350	11/15/24	576,660
	325,000	4.950	03/15/26	358,801
	400,000	4.150	11/15/34	390,977
Devon Energy Corp.(a)
	250,000	3.250	05/15/22	248,414
	405,000	5.600	07/15/41	417,148
Halliburton Co.(a)
	350,000	3.800	11/15/25	355,564
	250,000	4.850	11/15/35	263,657
Laredo Petroleum, Inc.(a)
	150,000	6.250	03/15/23	153,375
Occidental Petroleum Corp.(a)
	825,000	3.400	04/15/26	831,224
Petrobras Global Finance BV
	80,000	4.875	03/17/20	78,800
	260,000	8.375	05/23/21	280,098
Petroleos de Venezuela SA
	110,000	6.000	11/15/26	42,267
Petroleos Mexicanos
	19,000	6.375	02/04/21	20,187
EUR	410,000	5.125	03/15/23	465,574
	$16,000	5.500	06/27/44	13,315
	10,000	6.375	01/23/45	9,100
Pioneer Natural Resources Co.(a)
	525,000	3.450	01/15/21	536,490
	410,000	3.950	07/15/22	425,387

				8,308,722

Food & Beverage – 1.6%
Anheuser-Busch InBev Finance, Inc.(a)
	2,425,000	2.650	02/01/21	2,438,932
	2,050,000	3.650	02/01/26	2,081,139
	300,000	4.900	02/01/46	324,261
Kraft Heinz Foods Co.(a)
	525,000	2.800	07/02/20	529,988
	775,000	3.950	07/15/25	785,102
	1,000,000	4.375	06/01/46	940,979
Molson Coors Brewing Co.(a)
	300,000	2.100	07/15/21	292,174
	400,000	3.000	07/15/26	378,125
Suntory Holdings Ltd.(c)
	550,000	2.550	09/29/19	553,237

				8,323,937

Food & Drug Retailers(a) – 0.9%
CVS Health Corp.
	425,000	3.500	07/20/22	436,685
	1,525,000	3.375	08/12/24	1,529,706
	1,375,000	2.875	06/01/26	1,310,605
Walgreens Boots Alliance, Inc.
	200,000	2.700	11/18/19	202,653
	500,000	2.600	06/01/21	496,860

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Food & Drug Retailers(a) – (continued)
$550,000	3.450%	06/01/26	$ 539,881
50,000	4.800	11/18/44	51,390

			4,567,780

Gaming – 0.1%
MGM Resorts International
475,000	6.750	10/01/20	527,844

Health Care - Services – 0.5%
Aetna, Inc.(a)
450,000	2.400	06/15/21	447,962
400,000	2.800	06/15/23	394,004
CHS/Community Health Systems, Inc.(a)
100,000	8.000	11/15/19	82,750
Thermo Fisher Scientific, Inc.(a)
800,000	3.000	04/15/23	786,294
UnitedHealth Group, Inc.
450,000	4.625	07/15/35	490,518
525,000	4.750	07/15/45	578,349

			2,779,877

Health Care Products – 0.1%
Becton Dickinson & Co.
414,000	2.675	12/15/19	420,049

Life Insurance – 0.5%
MetLife, Inc.
150,000	4.050	03/01/45	144,600
Reliance Standard Life Global Funding II(c)
675,000	2.500	01/15/20	670,906
Teachers Insurance & Annuity Association of America(c)
295,000	4.900	09/15/44	319,118
The Dai-ichi Life Insurance Co. Ltd.(a)(b)(c)
800,000	4.000	07/23/49	744,000
The Northwestern Mutual Life Insurance Co.(c)
800,000	6.063	03/30/40	985,109

			2,863,733

Media - Cable – 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital(a)
150,000	3.579	07/23/20	153,035
925,000	4.908	07/23/25	974,885
DISH DBS Corp.
750,000	7.750	07/01/26	847,500
SFR Group SA(a)(c)
1,000,000	6.000	05/15/22	1,025,000
Time Warner Cable LLC
225,000	5.000	02/01/20	238,799

			3,239,219

Media - Non Cable – 0.4%
21st Century Fox America, Inc.
1,125,000	4.000	10/01/23	1,162,117
NBCUniversal Media LLC
1,025,000	4.450	01/15/43	1,047,414

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Media - Non Cable – (continued)
Viacom, Inc.(a)
	$120,000	3.450%		10/04/26	$ 110,904

					2,320,435

Metals & Mining(c) – 0.3%
Glencore Finance Canada Ltd.
	880,000	2.700		10/25/17	886,732
	650,000	4.250		10/25/22	664,625

					1,551,357

Noncaptive - Financial – 0.6%
Capital One Financial Corp.(a)
	700,000	4.200		10/29/25	702,328
General Electric Co.
MXN	2,000,000	8.500		04/06/18	97,307
	$200,000	6.150		08/07/37	258,145
	172,000	5.875		01/14/38	216,467
International Lease Finance Corp.(c)
	575,000	7.125		09/01/18	619,562
Roper Technologies, Inc.(a)
	475,000	3.000		12/15/20	481,178
	800,000	3.800		12/15/26	806,166

					3,181,153

Packaging(a) – 0.2%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
	575,000	5.750		10/15/20	592,969
	550,000	5.125	(c)	07/15/23	561,000

					1,153,969

Paper(a)(c) – 0.1%
Sappi Papier Holding GmbH
	550,000	7.750		07/15/17	561,000

Pharmaceuticals – 1.4%
AbbVie, Inc.(a)
	550,000	2.500		05/14/20	550,144
Actavis Funding SCS
	1,125,000	2.350		03/12/18	1,131,504
	275,000	3.450	(a)	03/15/22	279,127
	245,000	3.800	(a)	03/15/25	245,289
	550,000	4.850	(a)	06/15/44	545,324
Bayer US Finance LLC(c)
	1,025,000	3.000		10/08/21	1,030,628
EMD Finance LLC(a)(c)
	1,500,000	2.950		03/19/22	1,493,638
Forest Laboratories LLC(a)(c)
	1,050,000	4.375		02/01/19	1,091,095
	425,000	5.000		12/15/21	459,503
Mylan NV(a)(c)
	425,000	3.950		06/15/26	397,735

					7,223,987

Pipelines – 1.6%
Enbridge, Inc.(a)
	325,000	3.500		06/10/24	316,523

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Pipelines – (continued)
Energy Transfer Partners LP(a)
$350,000	4.650%		06/01/21	$ 363,394
70,000	3.600		02/01/23	68,845
100,000	4.750		01/15/26	103,384
Enterprise Products Operating LLC(a)(b)
1,075,000	4.593		08/01/66	1,011,070
Kinder Morgan Energy Partners LP(a)
1,025,000	3.500		09/01/23	1,010,958
125,000	4.150		02/01/24	126,706
Kinder Morgan, Inc.
1,175,000	3.050	(a)	12/01/19	1,191,868
300,000	4.300	(a)	06/01/25	308,870
500	7.750		01/15/32	613
Plains All American Pipeline LP/PAA Finance Corp.(a)
600,000	3.650		06/01/22	603,311
600,000	3.850		10/15/23	593,201
550,000	4.500		12/15/26	557,945
Sunoco Logistics Partners Operations LP(a)
200,000	4.250		04/01/24	201,546
Western Gas Partners LP(a)
525,000	3.950		06/01/25	517,675
Williams Partners LP(a)
915,000	3.600		03/15/22	919,841
600,000	3.900		01/15/25	588,454

				8,484,204

Property/Casualty Insurance(a) – 0.3%
American International Group, Inc.
450,000	3.750		07/10/25	452,904
600,000	4.800		07/10/45	622,752
The Chubb Corp.(b)
500,000	6.375		03/29/67	470,000

				1,545,656

Real Estate Investment Trust – 1.1%
American Campus Communities Operating Partnership LP(a)
800,000	3.750		04/15/23	807,145
ARC Properties Operating Partnership LP(a)
575,000	3.000		02/06/19	572,125
DDR Corp.
755,000	7.500		04/01/17	765,403
Education Realty Operating Partnership LP(a)
750,000	4.600		12/01/24	746,346
National Retail Properties, Inc.(a)
400,000	4.000		11/15/25	407,778
Select Income REIT(a)
125,000	2.850		02/01/18	125,534
Trust F/1401(a)(c)
300,000	5.250		12/15/24	292,500
VEREIT Operating Partnership LP(a)
750,000	4.125		06/01/21	763,519
450,000	4.875		06/01/26	456,750
WEA Finance LLC/Westfield UK & Europe Finance PLC(a)(c)
900,000	3.750		09/17/24	910,015

				5,847,115

Retailers(a) – 0.4%
Amazon.com, Inc.
1,650,000	3.300		12/05/21	1,709,812
Dollar Tree, Inc.
50,000	5.250		03/01/20	51,500
150,000	5.750		03/01/23	158,625

				1,919,937

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Schools – 0.1%
Rensselaer Polytechnic Institute
$350,000	5.600%		09/01/20	$ 382,546

Technology – 1.8%
Cisco Systems, Inc.
650,000	2.200		02/28/21	648,599
Fidelity National Information Services, Inc.(a)
1,000,000	3.625		10/15/20	1,035,268
625,000	3.000		08/15/26	586,832
Fiserv, Inc.(a)
675,000	2.700		06/01/20	678,260
Hewlett Packard Enterprise Co.(a)
525,000	4.900		10/15/25	540,127
Intel Corp.(a)
1,125,000	3.700		07/29/25	1,186,599
Microsoft Corp.(a)
800,000	3.125		11/03/25	808,935
NVIDIA Corp.(a)
575,000	2.200		09/16/21	561,259
NXP BV/NXP Funding LLC(c)
1,950,000	4.625		06/01/23	2,047,500
Oracle Corp.(a)
775,000	2.500		05/15/22	769,618
Tech Data Corp.
400,000	3.750		09/21/17	404,923

				9,267,920

Tobacco – 0.6%
Reynolds American, Inc.
700,000	4.850		09/15/23	760,235
2,150,000	4.450	(a)	06/12/25	2,269,994

				3,030,229

Transportation(c) – 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp.
500,000	2.875		07/17/18	506,453
750,000	3.050	(a)	01/09/20	758,197

				1,264,650

Wireless Telecommunications – 0.6%
American Tower Corp.
300,000	3.400		02/15/19	306,585
275,000	3.300	(a)	02/15/21	278,132
AT&T, Inc.(a)
600,000	4.125		02/17/26	607,540
Crown Castle International Corp.
300,000	2.250	(a)	09/01/21	290,234
575,000	5.250		01/15/23	623,156
Digicel Ltd.(a)(c)
800,000	6.750		03/01/23	716,000
Sprint Communications, Inc.(c)
250,000	7.000		03/01/20	271,250

				3,092,897

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Wirelines Telecommunications – 2.1%
AT&T, Inc.(a)
	$400,000	4.450%	04/01/24	$ 416,974
	175,000	3.950	01/15/25	175,303
	2,525,000	3.400	05/15/25	2,433,653
Telefonica Emisiones SAU
	600,000	5.134	04/27/20	642,876
	150,000	5.462	02/16/21	163,511
Verizon Communications, Inc.
	275,000	2.625	02/21/20	277,638
	1,500,000	4.500	09/15/20	1,605,170
	2,100,000	5.150	09/15/23	2,322,060
	1,775,000	4.150 (a)	03/15/24	1,854,843
	900,000	2.625	08/15/26	828,497

				10,720,525

TOTAL CORPORATE OBLIGATIONS (Cost $138,082,087)				$138,133,420

Mortgage-Backed Obligations – 28.4%
Adjustable Rate Non-Agency(b) – 0.7%
Credit Suisse European Mortgage Capital Ltd. Series 2015-1HWA, Class A(c)
EUR	1,049,792	2.750%	04/20/20	$ 1,061,525
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-OA3, Class A1
	$491,055	0.896	07/25/47	428,250
DSLA Mortgage Loan Trust Series 2006-AR2, Class 2A1A
	1,946,837	0.762	10/19/36	1,646,576
Lehman XS Trust Series 2007-4N, Class 1A1
	1	0.722	03/25/47	1
Master Adjustable Rate Mortgages Trust Series 2006-OA2, Class 4A1B
	274,203	1.741	12/25/46	236,264

TOTAL ADJUSTABLE RATE NON-AGENCY				$ 3,372,616

Collateralized Mortgage Obligations – 3.3%
Interest Only(d) – 0.4%
FHLMC STRIPS Series 304, Class C45
	$458,774	3.000%	12/15/27	$ 47,812
FNMA REMIC Series 2011-124, Class SC(b)
	737,573	5.794	12/25/41	138,235
FNMA REMIC Series 2014-6, Class SA(b)
	711,480	5.844	02/25/44	137,720
FNMA REMIC Series 2016-3, Class IP
	1,676,608	4.000	02/25/46	368,726
GNMA REMIC Series 2014-188, Class IB
	1,252,451	4.000	12/20/44	194,343
GNMA REMIC Series 2015-111, Class IM
	1,510,633	4.000	08/20/45	249,048
GNMA REMIC Series 2015-117, Class KI
	2,391,092	5.000	08/20/45	485,540
GNMA REMIC Series 2015-14, Class IO
	1,132,646	5.000	10/20/44	234,468
GNMA REMIC Series 2016-27, Class IA
	1,178,691	4.000	06/20/45	177,301

				2,033,193

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Inverse Floaters(b) – 1.3%
FHLMC REMIC Series 4314, Class SE
$1,261,940	5.346%	03/15/44	$ 224,089
FHLMC REMIC Series 4320, Class SD
393,457	5.396	07/15/39	63,674
FHLMC REMIC Series 4326, Class GS
691,115	5.346	04/15/44	120,357
FHLMC REMIC Series 4431, Class ST
832,102	5.396	01/15/45	172,184
FHLMC REMIC Series 4583, Class ST
2,374,198	5.296	05/15/46	464,146
FNMA REMIC Series 2010-126, Class LS
1,155,880	4.383	11/25/40	190,460
FNMA REMIC Series 2011-63, Class FG
190,131	1.206	07/25/41	190,293
FNMA REMIC Series 2012-5, Class SA
968,747	5.194	02/25/42	167,742
FNMA REMIC Series 2012-88, Class SB
663,067	5.914	07/25/42	123,610
FNMA REMIC Series 2013-121, Class SA
837,003	5.344	12/25/43	135,533
FNMA REMIC Series 2013-130, Class SN
1,363,579	5.894	10/25/42	257,314
FNMA REMIC Series 2013-96, Class SW
385,499	5.344	09/25/43	66,690
FNMA REMIC Series 2014-87, Class MS
1,285,176	5.494	01/25/45	211,839
FNMA REMIC Series 2015-79, Class SA
712,495	5.494	11/25/45	118,747
FNMA REMIC Series 2015-81, Class SA
2,631,948	4.944	11/25/45	373,329
FNMA REMIC Series 2015-82, Class MS
836,688	4.944	11/25/45	123,121
FNMA REMIC Series 2015-86, Class BS
382,240	4.944	11/25/45	56,314
FNMA REMIC Series 2016-1, Class SJ
1,741,709	5.394	02/25/46	357,017
GNMA REMIC Series 2010-101, Class S
726,251	5.261	08/20/40	126,097
GNMA REMIC Series 2010-20, Class SE
1,518,124	5.511	02/20/40	261,682
GNMA REMIC Series 2010-31, Class SA
572,299	5.011	03/20/40	90,966
GNMA REMIC Series 2012-149, Class MS
162,282	5.511	12/20/42	27,604
GNMA REMIC Series 2013-113, Class SD
558,442	5.993	08/16/43	105,230
GNMA REMIC Series 2013-134, Class DS
206,784	5.361	09/20/43	35,042
GNMA REMIC Series 2013-152, Class SG
653,433	5.411	06/20/43	109,883
GNMA REMIC Series 2013-167, Class SG
307,707	5.411	11/20/43	50,974
GNMA REMIC Series 2013-181, Class SA
857,416	5.361	11/20/43	143,570
GNMA REMIC Series 2014-132, Class SL
1,088,634	5.361	10/20/43	160,192
GNMA REMIC Series 2014-133, Class BS
525,087	4.861	09/20/44	78,773
GNMA REMIC Series 2014-162, Class SA
497,389	4.861	11/20/44	73,405

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Inverse Floaters(b) – (continued)
GNMA REMIC Series 2014-41, Class SA
$229,671	5.361%	03/20/44	$ 40,974
GNMA REMIC Series 2015-110, Class MS
3,581,517	4.971	08/20/45	541,751
GNMA REMIC Series 2015-119, Class SN
728,267	5.511	08/20/45	124,564
GNMA REMIC Series 2015-123, Class SP
763,026	5.511	09/20/45	129,403
GNMA REMIC Series 2015-126, Class HS
335,243	5.461	09/20/45	56,880
GNMA REMIC Series 2015-167, Class AS
598,345	5.511	11/20/45	94,191
GNMA REMIC Series 2015-168, Class SD
358,092	5.461	11/20/45	58,633
GNMA REMIC Series 2015-57, Class AS
2,957,784	4.861	04/20/45	433,402
GNMA REMIC Series 2015-64, Class SG
1,688,152	4.861	05/20/45	297,350
GNMA REMIC Series 2016-4, Class SM
1,196,816	4.911	01/20/46	183,321
GNMA REMIC Series 2016-6, Class SB
968,188	4.911	01/20/46	149,969

			6,790,315

Planned Amortization Class – 0.0%
FNMA REMIC Series 2005-70, Class PA
91,384	5.500	08/25/35	102,015

Sequential Fixed Rate – 0.3%
FNMA REMIC Series 2011-52, Class GB
734,496	5.000	06/25/41	803,856
FNMA REMIC Series 2012-111, Class B
66,938	7.000	10/25/42	78,417
FNMA REMIC Series 2012-153, Class B
177,139	7.000	07/25/42	204,674
NCUA Guaranteed Notes Series A4(e)
600,000	3.000	06/12/19	620,692

			1,707,639

Sequential Floating Rate(b) – 1.3%
Banc of America Commercial Mortgage Trust Series 2007-2, Class AM
225,000	5.708	04/10/49	225,644
Commercial Mortgage Trust Series 2007-C9, Class A1A
2,158,218	5.785	12/10/49	2,184,957
Countrywide Alternative Loan Trust Series 2006-0C8, Class 2A3
1,943,856	0.834	11/25/36	1,132,705
FHLMC Structured Agency Credit Risk Debt Notes Series 2015-DNA1, Class M3
260,000	3.884	10/25/27	272,166
FHLMC Structured Agency Credit Risk Debt Notes Series 2015-HQ2, Class M3
1,000,000	3.834	05/25/25	1,036,755
FHLMC Structured Agency Credit Risk Debt Notes Series 2016-DNA4, Class M3
400,000	4.384	03/25/29	399,999
FNMA Connecticut Avenue Securities Series 2014-C03, Class 1M1
34,207	1.784	07/25/24	34,252
FNMA Connecticut Avenue Securities Series 2016-C04, Class 1M2
360,000	4.834	01/25/29	372,871
FREMF Mortgage Trust Series 2014-K40, Class C(c)
600,000	4.072	11/25/47	559,567

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b) – (continued)
FREMF Mortgage Trust Series 2014-K41, Class B(c)
$400,000	3.831%	11/25/47	$ 396,760
Morgan Stanley Capital I Trust Series 2007-HQ11, Class AM
46,279	5.478	02/12/44	46,244

			6,661,920

			17,295,082

Federal Agencies – 24.4%
Adjustable Rate FHLMC(b) – 0.0%
$52,886	3.047%	09/01/35	$ 54,769

FHLMC – 1.6%
4,698	5.000	05/01/18	4,813
216,774	6.000	08/01/27	244,895
21,996	5.000	08/01/33	24,041
4,087	5.000	09/01/33	4,467
5,590	5.000	10/01/33	6,110
3,208	6.000	12/01/33	3,691
5,381	5.000	11/01/34	5,878
303,195	5.000	12/01/34	331,196
8,412	5.000	07/01/35	9,189
3,516	5.000	11/01/35	3,842
36,969	6.500	08/01/37	43,180
123,910	6.500	10/01/37	145,384
21,803	6.500	09/01/38	24,955
221,341	6.000	01/01/39	251,143
221,788	7.000	02/01/39	256,892
75,666	5.000	03/01/39	82,392
18,942	5.000	05/01/39	20,625
34,502	5.000	04/01/40	37,768
7,288	5.000	08/01/40	7,978
859,692	5.500	08/01/40	954,484
82,846	4.000	02/01/41	87,407
4,620	5.000	04/01/41	5,075
5,585	5.000	06/01/41	6,110
514,589	3.500	06/01/45	530,007
405,465	3.500	10/01/45	417,486
3,731,638	3.500	03/01/46	3,842,275
969,175	3.500	06/01/46	1,001,847

			8,353,130

FNMA – 5.8%
35,447	6.000	06/01/21	37,879
38,046	5.000	08/01/23	40,890
18,540	5.500	09/01/23	19,926
10,900	5.500	10/01/23	11,765
79,104	5.000	02/01/24	84,470
209,571	5.500	05/01/25	216,074
57,474	6.000	12/01/32	65,216
1,132	5.500	03/01/33	1,264
103,736	5.500	04/01/33	118,678
233	6.000	05/01/33	267
2,849	5.000	08/01/33	3,128
781	5.500	09/01/33	882
25,246	5.500	12/01/33	28,527
211	6.000	12/01/33	241
905	5.500	02/01/34	1,022
11,837	6.000	02/01/34	13,429
2,336	5.500	03/01/34	2,641

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$180	5.500%	04/01/34	$ 205
5,252	5.500	09/01/34	5,905
1,958	5.500	10/01/34	2,206
6,657	5.500	12/01/34	7,520
33,309	5.000	04/01/35	37,023
159	6.000	04/01/35	182
4,798	5.500	05/01/35	5,376
1,591	5.500	07/01/35	1,808
248,551	6.000	07/01/35	281,136
1,206	5.500	09/01/35	1,371
128,397	6.000	09/01/35	145,229
4,734	6.000	03/01/36	5,391
6,598	6.000	04/01/36	7,512
82	5.500	02/01/37	93
198	5.500	04/01/37	224
24	5.500	05/01/37	27
5,365	5.000	02/01/38	5,853
12,323	5.500	02/01/38	13,740
232	5.500	03/01/38	262
220	5.500	06/01/38	248
185	5.500	07/01/38	209
170	5.500	08/01/38	192
121	5.500	09/01/38	137
160,572	6.000	11/01/38	182,929
56	5.500	12/01/38	63
64,393	6.000	12/01/38	72,685
24,372	4.500	02/01/39	26,315
142,551	7.000	03/01/39	164,379
14,765	4.500	04/01/39	16,052
3,483	5.500	06/01/39	3,939
43,685	5.000	07/01/39	47,648
17,574	4.500	08/01/39	19,105
618,266	5.000	10/01/39	674,358
3,068	5.500	11/01/39	3,464
205,279	4.500	12/01/39	223,169
175,102	4.500	06/01/40	188,789
96,048	4.500	08/01/41	103,653
38,408	3.500	11/01/41	39,676
657,034	3.500	12/01/41	676,871
162,372	5.000	12/01/41	177,928
1,161,628	3.500	02/01/42	1,197,611
1,502,572	3.500	03/01/42	1,549,116
42,450	3.500	06/01/42	43,871
492,334	3.500	07/01/42	507,585
484,717	3.500	09/01/42	499,732
24,802	3.500	10/01/42	25,633
95,534	3.000	12/01/42	95,718
224,364	3.000	01/01/43	224,795
68,085	3.000	02/01/43	68,215
22,675	3.000	03/01/43	22,718
313,145	3.000	04/01/43	313,744
46,272	3.000	05/01/43	46,361
73,295	3.500	05/01/43	75,760
71,791	3.000	06/01/43	71,928
18,518	3.000	07/01/43	18,553
1,155,485	3.500	07/01/43	1,189,996
539,060	3.500	08/01/43	555,285
42,625	3.500	09/01/43	44,046
700,251	3.500	11/01/43	721,942
104,025	3.500	01/01/44	107,426
85,839	5.000	06/01/44	93,968
34,040	3.500	03/01/45	34,915
742,383	3.000	04/01/45	739,744

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date		Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$267,115	3.500%	04/01/45		$ 275,347
3,475,052	4.500	04/01/45		3,781,697
418,536	4.500	05/01/45		455,665
72,450	3.500	06/01/45		74,638
29,371	3.500	09/01/45		30,285
52,335	3.500	10/01/45		53,915
49,767	3.500	11/01/45		51,270
74,388	3.500	01/01/46		76,634
965,076	3.500	06/01/46		997,836
1,000,000	3.500	TBA-30yr	(f)	1,025,000
10,000,000	4.000	TBA-30yr	(f)	10,512,500
1,000,000	5.000	TBA-30yr	(f)	1,088,906

				30,461,526

GNMA – 17.0%
67,008	5.500	11/15/32		75,524
40,856	5.500	01/15/33		46,206
70,548	5.500	02/15/33		79,785
77,356	5.500	03/15/33		87,486
65,627	5.500	07/15/33		74,198
35,786	5.500	08/15/33		40,472
28,690	5.500	09/15/33		32,447
41,459	5.500	04/15/34		46,802
24,885	5.500	05/15/34		28,092
344,751	5.500	09/15/34		389,178
291,587	5.500	12/15/34		329,163
272,526	5.500	01/15/35		307,252
1,425	5.500	05/15/36		1,593
36,630	5.000	11/15/40		40,187
12,789	4.000	02/20/41		13,604
19,521	4.000	11/20/41		20,765
3,226	4.000	01/20/42		3,431
10,586	4.000	04/20/42		11,295
5,488	4.000	10/20/42		5,856
1,899,117	4.000	08/20/43		2,024,414
2,326,856	4.000	10/20/43		2,478,193
11,629	4.000	03/20/44		12,375
14,085	4.000	05/20/44		14,989
1,000,000	4.000	11/20/44		1,064,166
225,525	4.000	12/20/44		240,052
257,584	4.000	07/20/45		274,015
834,627	4.000	08/20/45		887,867
5,642,597	4.000	09/20/45		6,002,533
5,962,129	4.000	10/20/45		6,340,585
2,013,965	4.000	11/20/45		2,140,614
5,939,469	4.000	01/20/46		6,316,486
70,834	4.000	02/20/46		75,288
944,375	4.000	03/20/46		1,004,320
28,000,006	4.000	04/20/46		29,759,851
2,011,539	4.000	06/20/46		2,137,339
12,386	4.000	07/20/46		13,165
7,781,977	4.000	08/20/46		8,268,655
4,212,878	4.000	09/20/46		4,478,201
345,414	4.000	10/20/46		367,168

Principal Amount	Interest Rate	Maturity Date		Value
Mortgage-Backed Obligations – (continued)
GNMA – (continued)
$12,000,000	4.000%	TBA-30yr	(f)	$ 12,744,374

				88,277,986

TOTAL FEDERAL AGENCIES				$127,147,411

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $146,416,927)				$147,815,109

Agency Debentures – 1.8%
FHLB
$2,400,000	4.625%	09/11/20		$ 2,640,912
400,000	5.375	08/15/24		476,712
FNMA
4,000,000	1.875	09/24/26		3,680,160
800,000	6.250	05/15/29		1,062,088
Tennessee Valley Authority
1,200,000	3.875	02/15/21		1,289,364

TOTAL AGENCY DEBENTURES (Cost $9,132,179)				$ 9,149,236

Asset-Backed Securities – 12.7%
Collateralized Loan Obligations(b) – 5.8%
ACIS CLO Ltd. Series 2013-1A, Class A1(c)
$3,025,600	1.549%	04/18/24		$ 3,000,412
ACIS CLO Ltd. Series 2013-1A, Class B(c)
597,200	2.629	04/18/24		596,485
ACIS CLO Ltd. Series 2013-1A, Class C(c)
377,200	3.629	04/18/24		368,515
ACIS CLO Ltd. Series 2013-2A, Class A(c)
878,123	1.173	10/14/22		876,296
ACIS CLO Ltd. Series 2013-2A, Class B(c)
358,529	2.463	10/14/22		356,134
ACIS CLO Ltd. Series 2013-2A, Class C1(c)
275,392	3.493	10/14/22		275,434
Apidos CLO X Series 2012-10A, Class A(c)
5,250,000	2.177	10/30/22		5,250,184
Crown Point CLO III Ltd. Series 2015-3A, Class A1A(c)
3,225,545	2.090	12/31/27		3,215,901
Crown Point CLO III Ltd. Series 2015-3A, Class A2(c)
674,455	2.820	12/31/27		674,659
Crown Point CLO Ltd. Series 2012-1A, Class A1LA(c)
377,423	1.561	11/21/22		375,821
Crown Point CLO Ltd. Series 2012-1A, Class A2L(c)
130,049	3.521	11/21/22		130,192
Crown Point CLO Ltd. Series 2012-1A, Class A3L(c)
104,039	4.771	11/21/22		104,216
Duane Street CLO IV Ltd. Series 2007-4A, Class A1R(c)
724,418	1.077	11/14/21		723,808
Greywolf CLO V Ltd. Series 2015-1A, Class A1(c)
1,450,000	2.315	04/25/27		1,450,606
Halcyon Loan Advisors Funding Ltd. Series 2015-1A, Class A(c)
1,700,000	2.146	04/20/27		1,696,376
Halcyon Loan Advisors Funding Ltd. Series 2015-2A, Class A(c)
2,300,000	2.105	07/25/27		2,291,260
NewMark Capital Funding CLO Ltd. Series 2013-1A, Class A2(c)
2,500,000	1.959	06/02/25		2,495,335
OCP CLO Ltd. Series 2012-2A, Class A1R(c)
1,500,000	2.283	11/22/25		1,499,986
OFSI Fund V Ltd. Series 2013-5A, Class A1LA(c)
1,275,363	1.609	04/17/25		1,265,920

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Collateralized Loan Obligations(b) – (continued)
OFSI Fund V Ltd. Series 2013-5A, Class A2L(c)
$236,473	3.049%	04/17/25	$ 236,472
OFSI Fund V Ltd. Series 2013-5A, Class A3L(c)
138,164	3.879	04/17/25	138,164
Regatta IV Funding Ltd. Series 2014-1A, Class A1(c)
1,538,552	2.125	07/25/26	1,538,534
Regatta IV Funding Ltd. Series 2014-1A, Class B(c)
311,448	2.725	07/25/26	311,455
Sound Point CLO Vlll Ltd. Series 2015-1A, Class B(c)
700,000	2.730	04/15/27	700,094
Westchester CLO Ltd. Series 2007-1X, Class A1A
808,228	1.111	08/01/22	806,891

			30,379,150

Home Equity – 1.0%
Bayview Opportunity Master Fund IIIb RPL Trust Series 2015-3, Class A1(c)(g)
81,255	3.623	04/28/30	81,499
Bear Stearns Asset Backed Securities Trust Series 2001-3, Class A2(b)
7,140	1.556	10/27/32	6,739
Bear Stearns Asset Backed Securities Trust Series 2002-2, Class A1(b)
3,425	1.244	10/25/32	3,358
CS First Boston Mortgage Securities Corp. Series 2001-HE17, Class A1(b)
1,358	1.204	01/25/32	1,213
GMAC Mortgage Home Equity Loan Trust Series 2007-HE3, Class 1A1(b)
58,360	7.000	09/25/37	57,973
GMAC Mortgage Home Equity Loan Trust Series 2007-HE3, Class 2A1(b)
35,923	7.000	09/25/37	35,981
GSAMP Trust Series 2006-HE8, Class A2C(b)
1,195,523	0.762	01/25/37	1,005,461
Home Equity Asset Trust Series 2002-1, Class A4(b)
257	1.184	11/25/32	226
Home Equity Loan Trust Series 2007-FRE1, Class 2AV3(b)
1,400,000	0.822	04/25/37	923,356
Morgan Stanley Mortgage Loan Trust Series 2007-7AX, Class 1A(b)
3,549,517	0.804	04/25/37	1,585,213
Renaissance Home Equity Loan Trust Series 2003-2, Class A(b)
1,069	1.472	08/25/33	1,008
Renaissance Home Equity Loan Trust Series 2003-3, Class A(b)
3,638	1.584	12/25/33	3,456
Structured Asset Securities Corp. Mortgage Loan Trust Series 2006-BC6, Class A4(b)
1,291,555	0.754	01/25/37	1,200,419

			4,905,902

Other(b)(c) – 1.6%
Mortgage Repurchase Agreement Financing Trust Series 2016-1, Class A
1,400,000	1.764	09/10/18	1,400,000
Mortgage Repurchase Agreement Financing Trust Series 2016-2, Class A
1,400,000	1.837	03/10/19	1,400,000
Mortgage Repurchase Agreement Financing Trust Series 2016-3, Class A1
4,150,000	1.537	11/10/18	4,150,000
Station Place Securitization Trust Series 2015-2, Class A(d)
1,400,000	1.586	05/15/18	1,400,000

			8,350,000

Principal Amount		Interest Rate		Maturity Date	Value
Asset-Backed Securities – (continued)
Student Loan(b) – 4.3%
ECMC Group Student Loan Trust Series 2016-1A, Class A(c)
	$2,599,713	1.942%		07/26/66	$ 2,592,045
Edsouth Indenture No. 9 LLC Series 2015-1, Class A(c)
	1,559,056	1.384		10/25/56	1,520,087
Navient Student Loan Trust Series 2016-5A, Class A(c)
	5,429,755	1.834		06/25/65	5,509,366
Navient Student Loan Trust Series 2016-7A, Class A(c)
	2,667,661	1.785		03/25/66	2,694,857
PHEAA Student Loan Trust Series 2016-1A, Class A(c)
	2,613,415	1.734		09/25/65	2,619,978
Scholar Funding Trust Series 2010-A, Class A(c)
	634,988	1.493		10/28/41	622,604
SLM Student Loan Trust Series 2005-4, Class A3
	430,744	0.835		01/25/27	426,172
SLM Student Loan Trust Series 2005-5, Class A4
	1,650,000	0.855		10/25/28	1,605,339
SLM Student Loan Trust Series 2006-10, Class A5A
	1,208,446	0.815		04/25/27	1,198,426
SLM Student Loan Trust Series 2006-2, Class A5
	2,398,337	0.825		07/25/25	2,392,528
SLM Student Loan Trust Series 2008-2, Class A3
	333,025	1.465		04/25/23	324,709
SLM Student Loan Trust Series 2008-4, Class A4
	805,173	2.365		07/25/22	808,197

					22,314,308

TOTAL ASSET-BACKED SECURITIES (Cost $65,118,944)					$ 65,949,360

Foreign Debt Obligations – 5.4%
Sovereign – 5.3%
Dominican Republic
DOP	100,000	10.375%		03/04/22	$ 2,155
	300,000	14.500		02/10/23	7,458
	$280,000	6.600	(c)	01/28/24	291,200
	210,000	6.600		01/28/24	218,400
	360,000	6.875	(c)	01/29/26	373,500
	191,000	8.625		04/20/27	214,636
DOP	100,000	11.375		07/06/29	2,189
	$120,000	6.850		01/27/45	113,550
Republic of Colombia
	500,000	8.125		05/21/24	625,000
	260,000	4.500	(a)	01/28/26	267,800
EUR	850,000	3.875	(a)	03/22/26	988,702
Republic of Indonesia
	$320,000	4.125	(c)	01/15/25	318,000
	1,060,000	4.750	(c)	01/08/26	1,095,775
	220,000	7.750		01/17/38	282,975
Republic of South Africa
	200,000	5.875		09/16/25	213,500
United Mexican States
MXN	76,441,530	0.000	(h)	02/02/17	3,667,412
	26,461,460	0.000	(h)	02/16/17	1,266,425
	30,882,010	0.000	(h)	03/02/17	1,474,564
	77,067,290	0.000	(h)	03/16/17	3,670,644
	55,668,050	0.000	(h)	03/30/17	2,645,101
	176,822,080	0.000	(h)	06/08/17	8,305,575
	1,888,200	6.500		06/10/21	88,755

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Foreign Debt Obligations – (continued)
Sovereign – (continued)
United Mexican States – (continued)
	$530,000	3.625%	03/15/22	$ 531,325
MXN	186,400	8.000	12/07/23	9,325
	396,600	7.500	06/03/27	19,042
	1,065,300	8.500	05/31/29	54,662
	1,125,400	7.750	11/23/34	53,791
	$600,000	4.750	03/08/44	546,750
	80,000	5.750	10/12/10	74,100

				27,422,311

Supranational – 0.1%
Inter-American Development Bank
	700,000	1.000	02/27/18	694,665

TOTAL FOREIGN DEBT OBLIGATIONS (Cost $28,696,686)				$ 28,116,976

Structured Notes – 0.3%
Notas do Tesouro Nacional Series B (Issuer HSBC Corp.)
	$4,459,798	6.000%	08/15/40	$ 1,420,628
(Cost $2,389,512)

Municipal Debt Obligations – 1.2%
California(a) – 0.4%
California State GO Bonds Build America Taxable Series 2009
	$210,000	7.550%	04/01/39	$ 310,727
California State GO Bonds Build America Taxable Series 2010
	625,000	7.950	03/01/36	728,337
East Bay Municipal Utility Disrtict Water System RB Build America SubSeries 2010
	900,000	5.874	06/01/40	1,116,432

				2,155,496

Illinois – 0.1%
Illinois State GO Bonds Build America Series 2010(a)
	500,000	7.350	07/01/35	541,090
Illinois State GO Bonds Taxable-Pension Series 2003
	115,000	5.100	06/01/33	101,639

				642,729

New York(a) – 0.1%
Port Authority of New York & New Jersey Consolidated Bonds-192 Series 2015
	375,000	4.810	10/15/65	403,582

Ohio(a) – 0.1%
American Municipal Power-Ohio, Inc. RB Build America Taxable Series 2010
	250,000	6.270	02/15/50	303,188

Puerto Rico(a) – 0.5%
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB (Senior Lien) Series 2008 A
	85,000	6.000	07/01/38	64,706
	45,000	6.000	07/01/44	34,144
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB (Senior Lien) Series 2012 A
	120,000	5.500	07/01/28	92,700

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Debt Obligations – (continued)
Puerto Rico(a) – (continued)
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB (Senior Lien) Series 2012 A – (continued)
$20,000	5.750%	07/01/37	$ 15,050
35,000	6.000	07/01/47	26,644
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB (Senior Lien) Series 2012 D
50,000	5.000	07/01/33	37,375
Puerto Rico Commonwealth GO Bonds for Public Improvement Series 2011 A
10,000	5.750	07/01/41	6,138
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2008 A
15,000	5.500	07/01/32	9,337
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2009 B
10,000	5.750	07/01/38	6,138
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2012 A
860,000	5.750	07/01/28	540,725
170,000	5.000	07/01/41	102,425
Puerto Rico Commonwealth GO Bonds Series 2014 A
400,000	8.000	07/01/35	269,000
Puerto Rico Commonwealth GO Bonds Unrefunded Balance for Public Improvement Series 2006 A
10,000	5.250	07/01/27	6,200
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Capital Appreciation SubSeries 2010 C(h)
15,000	0.000	08/01/37	1,489
15,000	0.000	08/01/38	1,395
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2009 A
105,000	5.250	08/01/27	49,350
325,000	6.750	08/01/32	162,503
95,000	5.750	08/01/37	44,650
15,000	6.375	08/01/39	7,387
270,000	6.000	08/01/42	129,600
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2010 A
50,000	6.250	08/01/33	16,040
80,000	5.500	08/01/37	37,600
75,000	5.375	08/01/39	35,250
595,000	5.500	08/01/42	279,650
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2010 C
15,000	5.375	08/01/38	7,050
290,000	6.000	08/01/39	140,650
935,000	5.250	08/01/41	439,450
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2011 A-1
370,000	5.000	08/01/43	173,900
50,000	5.250	08/01/43	23,500
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Unrefunded SubSeries 2009 A
130,000	5.500	08/01/28	61,100

			2,821,146

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $6,829,492)			$ 6,326,141

Government Guarantee Obligations(e) – 1.0%
Hashemite Kingdom of Jordan Government AID Bond
$1,600,000	2.503%	10/30/20	$ 1,637,600
Israel Government AID Bond
2,000,000	5.500	09/18/23	2,364,640

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Government Guarantee Obligations(e) – (continued)
Israel Government AID Bond – (continued)
$300,000	5.500%		12/04/23	$ 353,832
877,000	5.500		04/26/24	1,044,033
40,000	5.500		09/18/33	51,920

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS (Cost $5,433,752)				$ 5,452,025

U.S. Treasury Obligations – 16.0%
United States Treasury Bonds
$10,575,000	3.750	%(i)	11/15/43	$ 11,995,223
5,990,000	3.625	(i)	02/15/44	6,642,970
2,080,000	3.000		11/15/44	2,055,810
100,000	2.875		08/15/45	96,253
4,890,000	3.000	(i)	11/15/45	4,825,305
United States Treasury Inflation Protected Securities
9,306,552	0.125		04/15/18	9,394,592
1,341,054	0.125		04/15/19	1,358,340
523,605	0.125		01/15/23	520,348
3,242,524	0.625		01/15/24	3,302,640
5,705,890	0.125		07/15/24	5,613,340
2,634,865	0.375		07/15/25	2,623,377
1,801,360	2.500		01/15/29	2,176,043
United States Treasury Notes
11,300,000	1.375		04/30/21	11,085,639
19,370,000	2.000		12/31/21	19,441,087
1,210,000	2.375		08/15/24	1,215,905
United States Treasury Strip Coupon(h)
1,800,000	0.000		02/15/36	1,011,096

TOTAL U.S. TREASURY OBLIGATIONS (Cost $84,066,121)				$ 83,357,968

Shares	Distribution Rate			Value
Investment Companies(b)(j) – 1.1%
Goldman Sachs Financial Square Government Fund - Institutional Shares
5,675,367	0.450%			$ 5,675,367
(Cost $5,675,367)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost $491,841,067)				$491,396,230

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investments – 10.6%
Certificates of Deposit – 3.8%
Abbey National Treasury Services PLC
$1,650,000	1.270%	08/11/17	$ 1,649,888
BNP Paribas New York
2,500,000	1.170	05/03/17	2,500,746
Credit Agricole CIB New York
3,500,000	1.179	06/08/17	3,502,679

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investments – (continued)
Certificates of Deposit – (continued)
Credit Industriel et Commercial SA
$2,000,000	1.129%	06/08/17	$ 2,001,088
Credit Suisse New York
2,500,000	1.621	11/03/17	2,501,319
Landesbank Hessen-Thuringen
2,800,000	1.000	03/17/17	2,801,130
Mitsubishi Trust & Banking Corp.
2,500,000	1.371	06/01/17	2,500,630
UBS AG Stamford
2,500,000	1.420	11/02/17	2,501,031

			19,958,511

Commercial Paper – 6.8%
Danske Corp.
2,750,000	0.000	07/05/17	2,729,201
Dominion Resources, Inc.
5,000,000	0.000	01/09/17	4,998,899
Duke Energy Corp.
5,000,000	0.000	01/03/17	4,999,574
Ford Motor Credit Co. LLC
2,500,000	0.000	02/02/17	2,497,774
Macquarie Bank Ltd.
2,700,000	0.000	02/07/17	2,697,458
Matchpoint Finance PLC
1,000,000	0.000	02/02/17	999,270
National Australia Bank Ltd.
2,500,000	1.288	12/06/17	2,500,918
Old Line Funding LLC
2,500,000	1.039	06/09/17	2,500,323
Schlumberger Holdings Corp.
2,500,000	0.000	01/03/17	2,499,795
3,000,000	0.000	01/20/17	2,998,581
Swedbank
3,750,000	0.000	07/18/17	3,726,979
Versailles Commercial Paper LLC
2,000,000	0.000	02/06/17	1,997,980

			35,146,752

TOTAL SHORT-TERM INVESTMENTS (Cost $55,097,642)			$ 55,105,263

TOTAL INVESTMENTS – 105.0% (Cost $546,938,709)			$546,501,493

LIABILITIES IN EXCESS OF OTHER ASSETS – (5.0)%			(26,013,650)

NET ASSETS – 100.0%			$520,487,843

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on December 31, 2016.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $84,404,956, which represents approximately 16.2% of net assets as of December 31, 2016.

(d)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(e)	Guaranteed by the United States Government until maturity. Total market value for these securities amounts to $6,072,717, which represents approximately 1.2% of net assets as of December 31, 2016.

(f)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $25,370,780 which represents approximately 4.9% of net assets as of December 31, 2016.

(g)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on December 31, 2016.

(h)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(i)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(j)	Represents an Affiliated fund.

Currency Abbreviations:
$	— United States Dollar
ARS	— Argentine Peso
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
CNY	— Chinese Yuan Renminbi
COP	— Colombian Peso
CZK	— Czech Koruna
DOP	— Dominican Peso
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone

NZD	— New Zealand Dollar
PHP	— Philippine Peso
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
AUDOR	— Australian Dollar Offered Rate
CDOR	— Canadian Dollar Offered Rate
CHFOR	— Swiss Franc Offered Rate
CLO	— Collateralized Loan Obligation
EURO	— Euro Offered Rate
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
FREMF	— Freddie Mac Multi Family
GMAC	— General Motors Acceptance Corporation
GNMA	— Government National Mortgage Association
GO	— General Obligation
JIBAR	— Johannesburg Interbank Agreed Rate
JYOR	— Japanese Yen Offered Rate
KLIBOR	— Kuala Lumpur Interbank Offered Rate
KWCDC	— South Korean Won Certificate of Deposit
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
NCUA	— National Credit Union Administration
NIBOR	— Norwegian Interbank Offered Rate
NZDOR	— New Zealand Dollar Offered Rate
PLC	— Public Limited Company
RB	— Revenue Bond
REIT	— Real Estate Investment Trust
REMIC	— Real Estate Mortgage Investment Conduit
STIBOR	— Stockholm Interbank Offered Rate
STRIPS	— Separate Trading of Registered Interest and Principal of Securities
TIIE	— La Tasa de Interbank Equilibrium Interest Rate
WIBOR	— Warsaw Interbank Offered Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2016, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

Bank of America Securities LLC	BRL	1,072,922	USD	311,233	$329,260	01/04/17	$18,026
	CZK	11,915,215	EUR	442,000	469,707	06/21/17	275
	EUR	402,071	USD	420,610	424,856	03/15/17	4,246
	JPY	106,810,112	USD	910,000	917,340	03/15/17	7,340
	NZD	292,032	USD	201,639	202,417	03/15/17	778
	RUB	49,326,809	USD	758,058	797,687	01/26/17	39,630
	USD	1,318,310	BRL	4,253,000	1,293,934	02/02/17	24,376
	USD	461,870	EUR	435,000	459,651	03/15/17	2,218
	USD	2,018,311	GBP	1,609,396	1,983,874	01/06/17	34,437
	USD	460,624	GBP	364,000	449,442	03/15/17	11,182
	USD	345,327	MXN	7,144,741	343,578	01/20/17	1,749
	USD	639,734	MXN	13,071,368	625,328	03/02/17	14,406
	USD	521,000	MXN	10,636,476	507,964	03/15/17	13,036
	USD	813,650	MXN	16,725,569	798,654	03/16/17	14,996
	USD	1,500,895	TWD	47,901,078	1,478,786	01/12/17	22,110
	USD	504,301	TWD	15,933,398	491,846	01/13/17	12,455
	USD	453,000	TWD	14,438,016	445,403	01/20/17	7,597
Barclays Bank PLC	BRL	1,004,887	USD	293,000	308,381	01/04/17	15,381
	JPY	44,151,665	EUR	358,769	379,197	03/15/17	96
	NZD	266,494	USD	183,316	184,716	03/15/17	1,400
	PHP	45,896,792	USD	920,790	922,484	01/19/17	1,694
	PLN	1,929,377	EUR	432,000	460,453	03/15/17	3,972
	SEK	22,084,206	EUR	2,262,268	2,434,848	03/15/17	44,378
	USD	465,872	AUD	624,000	449,483	03/15/17	16,389
	USD	943,740	EUR	886,318	936,545	03/15/17	7,195
	USD	453,960	GBP	361,000	445,737	03/15/17	8,223
	USD	454,000	IDR	6,142,075,200	453,368	01/27/17	632
	USD	2,985,561	MXN	61,455,076	2,949,855	02/02/17	35,705
	USD	467,000	ZAR	6,481,478	465,328	03/15/17	1,672
BNP Paribas SA	ARS	2,947,200	USD	181,338	184,708	01/06/17	3,370
	BRL	7,464,845	USD	2,171,370	2,290,824	01/04/17	119,453
	EUR	440,000	USD	459,251	464,935	03/15/17	5,684
	JPY	53,489,605	USD	453,000	459,396	03/15/17	6,396
	PLN	26,833,452	USD	6,366,634	6,403,905	03/15/17	37,271
	SEK	8,426,250	EUR	866,000	929,019	03/15/17	13,943
	USD	1,327,260	KRW	1,517,310,690	1,256,815	01/13/17	70,446
	USD	922,032	KRW	1,083,073,001	897,093	01/19/17	24,939
	USD	2,310,971	KRW	2,699,768,691	2,236,163	01/20/17	74,808
	USD	971,469	KRW	1,151,433,600	953,623	02/09/17	17,845
	USD	1,927,956	TRY	6,843,278	1,909,186	03/15/17	18,769
Citibank NA (London)	CZK	23,912,700	EUR	887,299	942,657	06/21/17	290
	EUR	1,061,657	CZK	28,569,176	1,127,546	06/21/17	1,327
	EUR	421,197	SEK	4,020,031	445,066	03/15/17	1,846
	GBP	373,687	EUR	435,000	461,402	03/15/17	1,751
	INR	117,520,043	USD	1,723,926	1,724,179	01/30/17	253
	JPY	53,405,529	USD	453,000	458,674	03/15/17	5,674
	NOK	1,590,064	USD	183,092	184,225	03/15/17	1,133
	RUB	56,930,779	USD	912,000	920,655	01/26/17	8,655
	SEK	52,096,975	EUR	5,357,142	5,743,843	03/15/17	83,114
	SEK	1,906,000	USD	208,876	209,601	01/27/17	725
	USD	600,163	GBP	480,965	593,862	03/15/17	6,301
	USD	464,000	IDR	6,209,712,000	459,267	01/12/17	4,733
	USD	460,579	ILS	1,754,782	456,512	03/15/17	4,067
	USD	914,000	JPY	105,973,730	910,157	03/15/17	3,843
	USD	1,835,040	KRW	2,148,006,189	1,779,161	01/19/17	55,879

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

Citibank NA (London) (continued)	USD	1,873,603	MXN	38,329,600	$1,830,256	03/16/17	$43,347
	USD	635,587	MXN	13,010,089	620,083	03/30/17	15,504
	USD	187,996	NOK	1,590,925	184,285	01/27/17	3,711
	USD	235,625	NZD	326,296	226,602	01/09/17	9,023
	USD	2,598,600	NZD	3,647,682	2,528,337	03/15/17	70,264
Credit Suisse International (London)	AUD	306,344	USD	219,970	220,667	03/15/17	697
	CHF	930,636	EUR	867,000	918,252	03/15/17	2,120
	NZD	371,676	USD	256,196	257,621	03/15/17	1,425
	USD	183,105	AUD	249,802	179,939	03/15/17	3,166
	USD	204,000	CLP	134,468,640	200,472	01/19/17	3,528
	USD	910,000	RUB	55,862,213	903,374	01/26/17	6,626
Deutsche Bank AG (London)	ARS	4,593,290	USD	282,751	284,732	01/18/17	1,981
	EUR	293,541	AUD	419,475	310,175	03/15/17	8,017
	EUR	421,440	USD	438,605	445,323	03/15/17	6,718
	INR	7,401,179	USD	108,363	108,552	02/03/17	189
	ZAR	3,884,758	USD	272,000	278,900	03/15/17	6,900
HSBC Bank PLC	BRL	1,696,043	USD	489,000	520,484	01/04/17	31,484
	EUR	435,000	USD	455,077	459,651	03/15/17	4,574
	USD	452,945	AUD	628,000	452,364	03/15/17	581
	USD	406,259	CNH	2,837,716	403,777	01/20/17	2,482
	USD	1,075,105	CNH	7,513,368	1,056,398	03/15/17	18,706
	USD	613,860	CNH	4,367,000	612,261	04/05/17	1,599
	USD	1,002,047	IDR	13,272,109,110	981,599	01/12/17	20,448
	USD	464,000	KRW	541,344,160	448,405	01/13/17	15,595
	USD	1,498,548	TWD	47,901,078	1,478,786	01/12/17	19,762
	USD	933,000	TWD	29,665,645	915,744	01/13/17	17,256
JPMorgan Chase Bank (London)	EUR	4,069,131	USD	4,230,716	4,292,099	02/09/17	61,383
	MYR	2,130,208	USD	473,171	474,733	01/12/17	1,561
	MYR	358,847	USD	79,886	79,918	01/19/17	32
	PLN	10,607,700	EUR	2,372,291	2,531,568	03/15/17	24,840
	SEK	41,354,728	EUR	4,255,762	4,559,479	03/15/17	62,545
	USD	913,000	CAD	1,209,543	901,668	03/15/17	11,332
	USD	464,000	CNH	3,253,953	457,514	03/15/17	6,486
	USD	458,000	KRW	550,188,072	455,680	01/31/17	2,320
	USD	8,213,767	MXN	171,938,780	8,106,755	06/08/17	107,012
	USD	663,528	NOK	5,583,986	646,960	03/15/17	16,568
	ZAR	2,593,591	USD	182,000	186,203	03/15/17	4,203
Morgan Stanley & Co. International PLC	BRL	3,216,019	USD	941,398	986,937	01/04/17	45,540
	JPY	53,527,929	USD	455,000	459,725	03/15/17	4,725
	RUB	61,166,918	USD	947,046	989,160	01/26/17	42,114
	USD	714,486	AUD	964,000	695,434	01/12/17	19,052
	USD	399,773	KRW	471,831,093	390,811	01/19/17	8,962
	USD	710,498	MXN	14,441,578	693,199	02/02/17	17,299
	USD	211,646	MXN	4,369,860	209,052	03/02/17	2,594
	USD	1,011,833	MXN	20,928,758	999,358	03/16/17	12,476
	USD	985,064	MYR	4,354,002	970,322	01/12/17	14,742
	USD	456,000	RUB	28,052,813	453,655	01/26/17	2,345
	USD	2,553,738	TWD	80,266,534	2,477,736	01/13/17	76,002
	USD	3,343,379	TWD	106,556,833	3,287,203	01/20/17	56,176
Royal Bank of Canada	CAD	1,232,970	USD	912,000	919,132	03/15/17	7,132
	NOK	3,969,369	EUR	435,000	459,891	03/15/17	240
	USD	930,759	CAD	1,217,787	907,239	01/20/17	23,520
	USD	3,796,273	CAD	5,087,127	3,792,603	03/22/17	3,670
	USD	920,000	JPY	106,557,712	915,172	03/15/17	4,828
	USD	639,891	MXN	13,068,485	625,190	03/02/17	14,701
Royal Bank of Scotland PLC	ARS	2,024,766	USD	125,561	126,897	01/06/17	1,336
	ARS	2,302,315	USD	140,214	141,815	01/25/17	1,601
	CLP	143,132,466	USD	212,775	213,388	01/19/17	613
	EUR	862,000	GBP	723,701	910,849	03/15/17	17,275
	SEK	31,477,290	EUR	3,243,911	3,470,463	03/15/17	42,721
	USD	460,000	KRW	537,873,819	445,513	01/19/17	14,487
	USD	2,152,426	MXN	44,535,683	2,126,882	03/15/17	25,543
	USD	455,000	TRY	1,629,161	454,515	03/15/17	485

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

Standard Chartered Bank	BRL	2,405,628	USD	716,398	$731,889	02/02/17	$15,491
	USD	458,791	AUD	617,000	444,441	03/15/17	14,350
	USD	441,342	CNH	3,090,499	439,284	01/23/17	2,058
	USD	930,032	CNH	6,508,643	915,132	03/15/17	14,900
	USD	7,020,639	GBP	5,554,215	6,857,953	03/15/17	162,685
	USD	455,000	JPY	52,906,945	454,392	03/15/17	608
	USD	469,000	KRW	547,464,638	453,474	01/13/17	15,526
	USD	906,000	SGD	1,304,821	900,681	03/15/17	5,319
	USD	2,387,980	TWD	75,316,884	2,331,935	06/16/17	56,045
State Street Bank (London)	EUR	88,145	CZK	2,356,292	93,616	06/21/17	729
	EUR	439,000	SEK	4,203,118	463,878	03/15/17	472
	EUR	5,526,332	USD	5,802,013	5,839,508	03/15/17	37,493
	JPY	213,303,067	USD	1,817,000	1,831,955	03/15/17	14,955
	SEK	6,405,809	EUR	658,000	706,259	03/15/17	10,971
	SEK	21,857,219	EUR	2,239,331	2,410,860	03/22/17	43,653
	USD	903,883	AUD	1,223,000	880,958	03/15/17	22,925
	USD	1,961,665	CAD	2,574,705	1,919,345	03/15/17	42,320
	USD	458,520	GBP	372,000	459,319	03/15/17	800
	USD	2,017,575	JPY	232,781,188	1,999,243	03/15/17	18,332
	USD	465,000	KRW	543,031,650	449,802	01/13/17	15,198
	USD	437,046	KRW	510,906,774	423,176	01/19/17	13,870
UBS AG (London)	CHF	1,456,773	EUR	1,355,012	1,437,390	03/15/17	5,591
	HUF	264,235,312	EUR	844,117	901,198	03/16/17	9,193
	INR	11,347,060	USD	166,587	166,879	01/09/17	292
	JPY	213,727,958	USD	1,830,000	1,835,604	03/15/17	5,604
	RUB	33,457,658	USD	513,390	541,060	01/26/17	27,669
	USD	915,302	GBP	740,000	913,700	03/15/17	1,602
	USD	863,143	KRW	1,004,218,644	831,811	01/13/17	31,332
	USD	2,439,410	KRW	2,879,684,833	2,385,200	01/19/17	54,210
	USD	1,284,636	MXN	26,200,157	1,255,672	02/16/17	28,964
	USD	2,015,354	MXN	41,762,155	1,990,456	03/30/17	24,898
	USD	458,343	NZD	642,000	444,993	03/15/17	13,350
	USD	3,819,483	TWD	121,771,087	3,770,791	06/20/17	48,693
Westpac Banking Corp.	AUD	635,000	NZD	657,990	457,406	03/15/17	1,331
	USD	238,589	AUD	317,801	229,263	01/12/17	9,326
	USD	6,287,508	AUD	8,495,117	6,119,245	03/15/17	168,262
	USD	1,327,769	GBP	1,050,824	1,297,484	03/15/17	30,285
	USD	1,288,158	JPY	140,554,416	1,203,585	01/11/17	84,574
	USD	2,000,822	JPY	229,607,348	1,971,985	03/15/17	28,837
	USD	1,910,740	SGD	2,719,852	1,877,437	03/15/17	33,303

TOTAL							$3,128,289

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS
Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

Bank of America Securities LLC	COP	1,956,060,875	USD	649,854	$648,050	01/26/17	$(1,804)
	GBP	1,348,000	USD	1,690,500	1,661,656	01/06/17	(28,844)
	JPY	47,655,391	EUR	388,573	409,289	03/15/17	(1,305)
	MXN	48,124,545	USD	2,350,405	2,298,274	03/15/17	(52,131)
	USD	1,286,941	BRL	4,363,317	1,339,022	01/04/17	(52,081)
	USD	459,208	EUR	437,000	461,765	03/15/17	(2,556)
	USD	909,000	JPY	106,936,881	918,428	03/15/17	(9,428)
Barclays Bank PLC	EUR	437,000	PLN	1,939,528	461,765	03/15/17	(1,111)
	GBP	369,595	EUR	434,000	456,350	03/15/17	(2,245)
	GBP	363,000	USD	454,230	448,207	03/15/17	(6,023)
	JPY	137,800,292	EUR	1,128,707	1,183,499	03/15/17	(9,172)
	MYR	1,685,668	USD	378,526	375,409	01/19/17	(3,117)
	TWD	28,837,627	USD	901,539	890,265	01/12/17	(11,274)
	TWD	14,569,382	USD	456,000	449,455	01/20/17	(6,545)
	USD	460,000	BRL	1,555,150	477,247	01/04/17	(17,247)
	USD	462,850	EUR	439,089	463,972	03/15/17	(1,122)
	USD	912,000	JPY	106,760,088	916,910	03/15/17	(4,910)
BNP Paribas SA	ARS	3,441,000	USD	214,312	211,954	01/25/17	(2,359)
	AUD	2,392,117	USD	1,782,307	1,723,102	03/15/17	(59,205)
	CNH	6,209,419	USD	880,908	873,060	03/15/17	(7,849)

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

BNP Paribas SA (continued)	EUR	465,430	HUF	144,467,825	$491,835	03/16/17	$(885)
	EUR	172,446	SEK	1,657,897	182,218	03/15/17	(570)
	IDR	8,634,633,191	USD	654,635	638,866	01/09/17	(15,769)
	KRW	582,258,687	USD	492,255	482,276	01/19/17	(9,979)
	NOK	3,970,302	EUR	438,000	459,999	03/15/17	(2,822)
	USD	917,359	EUR	876,000	925,643	03/15/17	(8,284)
	ZAR	9,387,261	USD	678,513	673,944	03/15/17	(4,569)
Citibank NA (London)	AUD	988,356	USD	736,940	713,005	01/12/17	(23,936)
	AUD	1,073,010	USD	781,627	772,916	03/15/17	(8,711)
	CZK	28,401,435	EUR	1,061,657	1,136,396	11/21/17	(1,046)
	IDR	17,361,183,840	USD	1,317,737	1,284,025	01/12/17	(33,712)
	IDR	2,460,080,000	USD	184,000	181,826	01/17/17	(2,174)
	JPY	48,937,789	USD	426,291	419,060	01/11/17	(7,231)
	MXN	71,290,145	USD	3,475,425	3,404,589	03/15/17	(70,835)
	NOK	13,537,037	EUR	1,506,760	1,568,400	03/15/17	(23,748)
	RUB	56,762,850	USD	920,000	917,939	01/26/17	(2,061)
	TWD	14,666,470	USD	455,000	452,450	01/20/17	(2,550)
	USD	908,546	EUR	872,000	921,416	03/15/17	(12,870)
	USD	988,641	INR	67,425,296	989,221	01/30/17	(580)
	USD	829,948	SEK	7,571,738	832,658	01/27/17	(2,710)
	USD	182,000	ZAR	2,577,921	185,078	03/15/17	(3,078)
	ZAR	2,550,737	USD	184,000	183,126	03/15/17	(874)
Credit Suisse International (London)	COP	547,632,027	USD	183,436	181,788	01/17/17	(1,648)
	NZD	1,508,256	USD	1,077,279	1,045,425	03/15/17	(31,854)
	RUB	28,219,206	USD	460,000	456,346	01/26/17	(3,654)
	USD	183,308	EUR	174,891	184,802	03/15/17	(1,494)
	USD	456,000	JPY	53,238,912	457,243	03/15/17	(1,243)
	USD	330,535	SEK	3,029,681	334,031	03/15/17	(3,496)
Deutsche Bank AG (London)	CLP	301,302,201	USD	449,705	449,195	01/19/17	(510)
	USD	1,367,107	CLP	929,742,292	1,386,101	01/19/17	(18,993)
HSBC Bank PLC	CNH	3,218,837	USD	456,000	452,576	03/15/17	(3,424)
	CNY	2,837,716	USD	406,259	404,765	01/20/17	(1,494)
	CNY	4,366,386	USD	613,860	612,965	04/05/17	(895)
	KRW	545,678,328	USD	456,000	451,974	01/20/17	(4,026)
	TWD	30,071,154	USD	938,000	928,262	01/13/17	(9,738)
	USD	457,000	JPY	53,227,155	457,142	03/15/17	(142)
JPMorgan Chase Bank (London)	CNH	4,584,071	USD	646,991	644,532	03/15/17	(2,459)
	EUR	434,000	PLN	1,942,887	458,595	03/15/17	(5,083)
	IDR	6,157,799,200	USD	460,000	455,128	01/17/17	(4,872)
	KRW	1,098,593,120	USD	911,000	909,948	01/19/17	(1,052)
	KRW	543,839,736	USD	456,000	450,451	01/20/17	(5,549)
	NOK	7,973,866	EUR	875,000	923,852	03/15/17	(735)
	USD	6,715,794	EUR	6,459,296	6,813,233	02/09/17	(97,439)
	USD	456,000	PHP	22,917,908	460,629	01/19/17	(4,629)
Morgan Stanley & Co. International PLC	CAD	609,029	USD	456,000	454,008	03/15/17	(1,992)
	CZK	10,706,181	EUR	400,568	425,812	09/21/17	(1,781)
	CZK	12,169,049	EUR	454,952	486,907	11/21/17	(521)
	CZK	12,198,023	EUR	455,745	488,116	11/22/17	(193)
	TRY	4,230,544	USD	1,186,000	1,180,267	03/15/17	(5,733)
	TWD	43,604,163	USD	1,369,176	1,346,133	01/12/17	(23,044)
	USD	915,000	BRL	3,067,749	941,436	01/04/17	(26,436)
	USD	1,669,970	HUF	493,292,542	1,682,418	03/16/17	(12,448)
	USD	911,000	JPY	106,755,552	916,871	03/15/17	(5,871)
	USD	2,763,000	RUB	174,442,113	2,820,987	01/26/17	(57,987)
	USD	184,154	SEK	1,717,146	189,320	03/15/17	(5,166)
Royal Bank of Canada	CAD	2,417,963	USD	1,819,000	1,802,501	03/15/17	(16,499)
	NOK	3,959,235	EUR	435,000	458,717	03/15/17	(934)
	USD	920,000	BRL	3,062,873	939,939	01/04/17	(19,939)
	USD	916,000	CAD	1,234,695	920,418	03/15/17	(4,418)
Royal Bank of Scotland PLC	GBP	369,000	USD	456,265	455,615	03/15/17	(650)
	MXN	42,137,680	USD	2,056,550	2,012,361	03/15/17	(44,189)

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

Standard Chartered Bank	CNH	3,263,637	USD	464,000	$458,875	03/15/17	$(5,125)
	CNY	3,088,513	USD	441,342	440,063	01/23/17	(1,280)
	KRW	1,221,999,924	USD	1,014,318	1,012,158	01/20/17	(2,161)
	KRW	545,571,800	USD	454,000	451,857	01/31/17	(2,143)
	TWD	14,484,675	USD	453,000	446,882	01/19/17	(6,118)
	USD	722,628	BRL	2,405,628	738,243	01/04/17	(15,615)
	USD	457,945	EUR	437,000	461,765	03/15/17	(3,819)
State Street Bank (London)	AUD	613,000	USD	451,665	441,559	03/15/17	(10,105)
	CZK	11,942,840	EUR	445,130	470,796	06/21/17	(1,960)
	CZK	31,524,076	EUR	1,179,400	1,253,669	09/20/17	(5,234)
	EUR	2,677,469	SEK	25,827,248	2,829,199	03/15/17	(18,330)
	GBP	367,000	JPY	53,147,105	453,146	03/15/17	(3,309)
	NOK	7,788,911	EUR	868,000	902,423	03/15/17	(14,766)
	USD	919,407	EUR	875,036	924,625	03/15/17	(5,217)
	USD	1,817,000	JPY	213,238,218	1,831,398	03/15/17	(14,398)
	USD	478,171	SEK	4,400,869	485,209	03/15/17	(7,039)
UBS AG (London)	AUD	623,000	USD	453,695	448,763	03/15/17	(4,933)
	CZK	11,988,300	EUR	445,000	472,588	06/21/17	(30)
	EUR	435,000	HUF	136,921,035	459,678	03/16/17	(7,303)
	IDR	8,624,589,152	USD	645,070	637,870	01/12/17	(7,200)
	INR	50,365,733	USD	740,999	738,934	01/30/17	(2,066)
	JPY	52,680,304	USD	460,000	452,445	03/15/17	(7,555)
	KRW	1,133,609,485	USD	959,977	938,951	01/19/17	(21,026)
	TWD	14,609,777	USD	455,000	450,701	01/20/17	(4,299)
	USD	456,459	EUR	435,000	459,651	03/15/17	(3,193)
	USD	995,191	INR	67,881,983	995,921	01/30/17	(730)
	USD	495,833	PHP	24,789,157	498,240	01/19/17	(2,407)
Westpac Banking Corp.	AUD	629,000	USD	453,939	453,084	03/15/17	(854)
	CAD	587,462	USD	442,474	437,653	01/20/17	(4,821)
	EUR	377,219	USD	403,292	398,595	03/15/17	(4,697)
	GBP	183,711	USD	233,662	226,457	01/06/17	(7,203)
	JPY	244,406,000	USD	2,239,941	2,092,878	01/11/17	(147,061)
	NZD	1,415,127	USD	991,792	980,874	03/15/17	(10,916)
	USD	3,576,582	EUR	3,408,687	3,601,856	03/15/17	(25,273)

TOTAL							$(1,329,738)

FORWARD SALES CONTRACT — At December 31, 2016, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

FNMA(Proceeds Receivable: $(995,000))	3.000%	TBA-30yr	01/18/17	$(1,000,000)	$(994,219)

(a)	TBA (To Be Announced) Securities are purchased or sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At December 31, 2016, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Australian 3 Year Government Bonds	566	March 2017	$45,529,206	$(63,743)
Eurodollars	(25)	June 2018	(6,140,000)	37,547
Eurodollars	(25)	September 2018	(6,132,813)	46,192
Eurodollars	(25)	December 2018	(6,125,000)	50,880
Eurodollars	(25)	March 2019	(6,119,375)	54,630
Eurodollars	(25)	June 2019	(6,114,063)	57,442
Eurodollars	(25)	September 2019	(6,109,688)	58,380
Eurodollars	(25)	December 2019	(6,104,688)	60,255
Eurodollars	(25)	March 2020	(6,101,563)	60,880
French 10 Year Government Bonds	(25)	March 2017	(3,995,335)	(40,447)
Ultra Long U.S. Treasury Bonds	131	March 2017	20,992,750	109,908
Ultra 10 Year U.S. Treasury Notes	(5)	March 2017	(670,312)	4,236
30 Day Federal Funds	(152)	April 2017	(62,888,697)	3,848

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

90 Day Sterling	155	March 2017	$23,783,429	$5,925
90 Day Sterling	155	June 2017	23,777,459	5,609
90 Day Sterling	155	September 2017	23,772,684	8,998
90 Day Sterling	155	December 2017	23,765,521	11,971
10 Year German Euro-Bund	276	March 2017	47,690,748	678,704
2 Year U.S. Treasury Notes	183	March 2017	39,653,813	51,537
2 Year U.S. Treasury Notes	(246)	March 2017	(53,305,125)	26,803
5 Year U.S. Treasury Notes	270	March 2017	31,769,297	154,953
5 Year U.S. Treasury Notes	(23)	March 2017	(2,706,273)	11,640
10 Year U.S. Treasury Notes	34	March 2017	4,225,563	33,458
20 Year U.S. Treasury Bonds	66	March 2017	9,943,313	(26,854)

TOTAL				$1,402,752

SWAP CONTRACTS — At December 31, 2016, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

					Rates Exchanged		Market Value
Counterparty	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Bank of America Securities LLC	BRL	1,580		01/04/21	11.763%	1 month Brazilian Interbank Deposit Average	$—	$6,677
Barclays Bank PLC	KRW	2,447,430	(b)	10/01/25	3 month KWCDC	2.160%	—	(21,218)
Citibank NA		1,102,660		10/06/17	2.239	3 month KWCDC	—	7,172
	MYR	1,220		11/19/18	3 month KLIBOR	3.915	—	45
	BRL	1,320		01/04/21	1 month Brazilian Interbank Deposit Average	11.990	—	(4,994)
	MYR	775		11/15/23	3 month KLIBOR	4.450	—	(1,744)
Deutsche Bank AG	KRW	765,310		10/06/17	2.245	3 month KWCDC	—	5,018
		3,978,210		10/15/17	2.253	3 month KWCDC	—	26,037
	MYR	1,100		11/14/18	3 month KLIBOR	3.880	—	(620)
		330		08/14/23	3 month KLIBOR	4.490	—	(992)
JPMorgan Securities, Inc.	BRL	1,320		01/04/21	11.980	1 month Brazilian Interbank Deposit Average	—	6,511
	MYR	420		09/26/23	3 month KLIBOR	4.330	—	(234)
		878,070	(b)	11/09/25	2.237	3 month KLIBOR	—	10,106
		1,183,800	(b)	11/10/25	2.330	3 month KLIBOR	—	17,976
	KRW	387,370	(b)	12/15/26	3 month KWCDC	2.000	(1)	(200)
Morgan Stanley & Co. International PLC		1,213,740		10/29/17	2.175	3 month KWCDC	—	7,053
	MYR	1,440		11/20/18	3 month KLIBOR	3.934	—	(1,098)
		374,240	(b)	11/11/25	2.298	3 month KWCDC	—	5,201

TOTAL							$(1)	$60,696

(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2016.

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

					Rates Exchanged		Market Value
	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	SEK	136,670		06/15/18	0.050%	3 month STIBOR	$108,368	$4,852
		101,290	(b)	09/15/18	0.330	3 month STIBOR	2,490	(5,277)
	NZD	42,440	(b)	02/22/19	2.350	3 month NZDOR	10,932	(116,024)
	GBP	37,280	(b)	03/15/19	0.600	6 month GBP	45,257	46,166
	CAD	58,430	(b)	03/15/19	1.000	6 month CDOR	(159,817)	26,602
	NOK	53,250	(b)	03/15/19	1.250	3 month NIBOR	(10,134)	4,700
		$63,350	(b)	03/15/19	3 month LIBOR	1.250%	400,004	(25,390)
	ZAR	123,480	(b)	03/15/19	7.667	3 month JIBAR	206	28,674
		$24,430	(b)	12/19/19	2.250	3 month LIBOR	194	32,445
		73,300	(b)	12/20/19	2.250	3 month LIBOR	20,437	76,869
	MXN	17,720	(b)	03/11/20	5.250	Mexico Interbank TIIE 28 Days	(14,176)	(37,775)
	PLN	20,260		09/21/21	1.771	6 month WIBOR	(24,411)	(93,314)
	MXN	2,790	(b)	03/09/22	Mexico Interbank TIIE 28 Days	5.500	6,475	5,893
	CAD	22,320	(b)	03/15/22	1.250	6 month CDOR	(162,726)	(44,161)
	NOK	101,190	(b)	03/15/22	1.500	3 month NIBOR	(69,512)	21,085
		$17,760	(b)	03/15/22	3 month LIBOR	1.500	389,977	53,541
	SEK	147,990	(b)	03/15/22	3 month STIBOR	0.500	(116,990)	(18,725)
	NZD	9,020	(b)	03/15/22	3.000	3 month NZDOR	35,088	(72,057)
	EUR	5,130	(b)	03/15/22	6 month EURO	0.000	50,687	(20,269)
		$5,540	(b)	12/19/23	3 month LIBOR	2.600	1,383	(44,716)
	EUR	1,930	(b)	08/16/24	0.250	6 month EURO	(9,502)	(32,567)
	ZAR	6,340	(b)	08/24/25	3 month JIBAR	9.145	3,074	(7,507)
	EUR	3,040	(b)	12/23/25	1.090	6 month EURO	48	11,786
	NOK	13,220	(b)	06/16/26	2.500	3 month NIBOR	4,254	7,089
	MXN	22,490	(b)	11/03/26	8.283	Mexico Interbank TIIE 28 Days	1,801	(4,630)
	ZAR	7,750	(b)	12/08/26	3 month JIBAR	9.120	9	(304)
	CHF	1,080	(b)	12/15/26	1.000	6 month CHFOR	14,892	8,219
	CAD	3,890	(b)	12/15/26	2.500	6 month CDOR	(9,811)	20,337
		$4,000	(b)	12/15/26	2.500	3 month LIBOR	(65,451)	28,368
	NZD	6,220	(b)	12/15/26	2.750	3 month NZDOR	(213,612)	2,668
	SEK	12,890	(b)	12/15/26	3 month STIBOR	2.750	(67,127)	15,190
	AUD	6,650	(b)	12/15/26	3.500	6 month AUDOR	41,895	(25,576)
	EUR	1,590	(b)	12/15/26	6 month EURO	1.500	(14,445)	(6,333)
	GBP	3,010	(b)	12/15/26	6 month GBP	2.250	(88,929)	(23,842)
	JPY	1,056,340	(b)	12/15/26	6 month JYOR	0.250	(5,687)	54,513
	MXN	10,690	(b)	03/03/27	6.000	Mexico Interbank TIIE 28 Days	(23,232)	(49,856)
	EUR	3,080	(b)	03/15/27	0.750	6 month EURO	(19,735)	36,582
		$5,590	(b)	03/15/27	1.750	3 month LIBOR	(354,720)	46,654
	SEK	26,150	(b)	03/15/27	3 month STIBOR	1.250	(736)	(26,770)
	GBP	4,020	(b)	03/15/27	6 month GBP	1.500	(26,669)	(91,131)
		$10,390	(b)	12/20/28	3 month LIBOR	2.790	(12,019)	(150,242)
	GBP	6,680	(b)	03/15/32	6 month GBP	1.750	(80,455)	(292,516)
	EUR	1,100	(b)	12/23/35	6 month EURO	1.540	(154)	(6,415)
	JPY	199,600	(b)	03/15/37	6 month JYOR	0.750	(155)	(27,791)
		$3,670	(b)	03/15/47	2.250	3 month LIBOR	(336,191)	66,238
	EUR	8,350	(b)	03/15/47	6 month EURO	1.250	240,889	(248,374)
	GBP	2,090	(b)	03/15/47	6 month GBP	1.750	(91,542)	(116,083)

TOTAL							$(599,578)	$(989,174)

(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2016.

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at December 31, 2016(c)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Purchased:
Bank of America Securities LLC	People’s Republic of China 4.250%, 10/28/17	$100	(1.000)%	06/20/19	0.648%	$(308)	$(585)
	People’s Republic of China 7.500%, 10/28/27	900	(1.000)	06/20/21	1.081	8,933	(6,145)
		830	(1.000)	12/20/20	0.965	3,910	(5,288)
Barclays Bank PLC	People’s Republic of China 4.250%, 10/28/17	270	(1.000)	03/20/19	0.590	(465)	(2,052)
	People’s Republic of China 7.500%, 10/28/27	80	(1.000)	06/20/21	1.081	654	(406)
Citibank NA	People’s Republic of China 4.250%, 10/28/17	4,390	(1.000)	06/20/19	0.648	(9,828)	(29,321)
		3,080	(1.000)	03/20/19	0.590	(6,372)	(22,353)
	People’s Republic of China 7.500%, 10/28/27	720	(1.000)	12/20/20	0.965	4,825	(6,020)
		560	(1.000)	06/20/21	1.081	4,695	(2,960)
Deutsche Bank AG	People’s Republic of China 7.500%, 10/28/27	460	(1.000)	06/20/21	1.081	4,801	(3,377)
JPMorgan Securities, Inc.	People’s Republic of China 4.250%, 10/28/17	5,110	(1.000)	12/20/20	0.965	34,374	(42,858)
		120	(1.000)	06/20/19	0.648	(401)	(670)
		270	(1.000)	03/20/19	0.590	(421)	(2,098)
	People’s Republic of China 7.500%, 10/28/27	1,300	(1.000)	12/20/20	0.965	5,540	(7,698)
		10	(1.000)	06/20/21	1.081	86	(55)

TOTAL						$50,023	$(131,886)

(c)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

					Market Value
Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at December 31, 2016(c)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Purchased:
CDX North America High Yield Index 27	$130	(5.000)%	12/20/21	3.548%	$(5,659)	$(2,617)
CDX North America Investment Grade Index 27	7,175	(1.000)	12/20/21	0.678	(81,991)	(29,004)

TOTAL					$(87,650)	$(31,621)

(b)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

TAX INFORMATION — At December 31, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$547,066,903

Gross unrealized gain	6,375,303
Gross unrealized loss	(6,940,713)

Net unrealized security loss	$(565,410)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – 31.6%
Automotive – 0.6%
Ford Motor Credit Co. LLC
$3,250,000	5.875%		08/02/21	$ 3,589,196
General Motors Financial Co., Inc.
1,125,000	3.250		05/15/18	1,139,740
1,755,000	3.500		07/10/19	1,787,037

				6,515,973

Banks – 6.4%
American Express Co.(a)
700,000	3.625		12/05/24	702,902
Bank of America Corp.
3,050,000	4.125		01/22/24	3,169,716
2,300,000	4.000		04/01/24	2,372,080
2,550,000	3.248	(a)	10/21/27	2,434,485
350,000	6.110		01/29/37	410,304
Bank of Scotland PLC(b)
400,000	5.250		02/21/17	402,109
Citigroup, Inc.
2,500,000	4.125		07/25/28	2,469,560
Compass Bank(a)
875,000	1.850		09/29/17	873,014
1,000,000	2.750		09/29/19	994,557
Credit Suisse AG
1,475,000	2.300		05/28/19	1,478,609
Credit Suisse Group Funding Guernsey Ltd.
475,000	3.750		03/26/25	467,781
Deutsche Bank AG
425,000	2.500		02/13/19	421,594
1,425,000	4.250	(b)	10/14/21	1,430,495
Discover Financial Services(a)
1,625,000	3.750		03/04/25	1,588,699
ING Bank NV(a)(c)
2,025,000	4.125		11/21/23	2,046,890
Intesa Sanpaolo SpA
1,175,000	2.375		01/13/17	1,175,162
2,800,000	3.875		01/16/18	2,837,218
1,000,000	5.017	(b)	06/26/24	918,750
JPMorgan Chase & Co.(a)
2,100,000	2.972		01/15/23	2,092,967
1,900,000	3.625		12/01/27	1,843,353
2,250,000	5.300	(c)	12/29/49	2,296,260
KBC Bank NV(a)(c)
1,400,000	8.000		01/25/23	1,476,300
KeyCorp
4,350,000	2.900		09/15/20	4,401,561
Macquarie Bank Ltd.(b)
1,175,000	6.625		04/07/21	1,320,906
Mitsubishi UFJ Financial Group, Inc.
700,000	3.850		03/01/26	719,072
Mizuho Financial Group, Inc.(b)
2,175,000	2.632		04/12/21	2,152,245
PNC Preferred Funding Trust I(a)(b)(c)
100,000	2.613		03/29/49	96,875
PNC Preferred Funding Trust II(a)(b)(c)
2,700,000	2.186		03/29/49	2,605,500
Royal Bank of Scotland PLC(a)(c)
1,025,000	9.500		03/16/22	1,041,656
Santander Bank NA
1,900,000	2.000	(a)	01/12/18	1,899,206
975,000	8.750		05/30/18	1,049,379

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Banks – (continued)
Santander Holdings USA, Inc.(a)
$650,000	2.650%		04/17/20	$ 644,235
Santander UK PLC(b)
1,525,000	5.000		11/07/23	1,551,419
Synchrony Financial(a)
1,625,000	2.600		01/15/19	1,633,219
1,900,000	3.000		08/15/19	1,924,622
The Bank of Tokyo-Mitsubishi UFJ Ltd.(b)
2,700,000	2.150		09/14/18	2,702,227
The Toronto-Dominion Bank(a)(c)
925,000	3.625		09/15/31	903,568
UBS Group Funding Jersey Ltd.(b)
3,350,000	4.125		09/24/25	3,414,544
Wells Fargo & Co.
7,000,000	3.000		10/23/26	6,666,779
Westpac Banking Corp.(a)(c)
1,450,000	4.322		11/23/31	1,454,618

				70,084,436

Brokerage – 0.9%
Morgan Stanley, Inc.
2,575,000	2.282	(a)(c)	10/24/23	2,603,611
4,700,000	3.700		10/23/24	4,755,986
700,000	4.000		07/23/25	717,512
TD Ameritrade Holding Corp.(a)
1,950,000	2.950		04/01/22	1,974,276

				10,051,385

Chemicals – 0.2%
Ecolab, Inc.
975,000	5.500		12/08/41	1,146,591
Westlake Chemical Corp.(a)(b)
925,000	3.600		08/15/26	889,693

				2,036,284

Consumer Products – 0.2%
Kimberly-Clark Corp.
825,000	3.700		06/01/43	784,526
The Priceline Group, Inc.(a)
1,900,000	3.600		06/01/26	1,879,108

				2,663,634

Diversified Financial Services – 0.1%
GE Capital International Funding Co.
1,110,000	4.418		11/15/35	1,163,177

Diversified Manufacturing(a) – 0.2%
Roper Technologies, Inc.
1,300,000	3.000		12/15/20	1,316,908
1,000,000	2.800		12/15/21	999,522

				2,316,430

Electric – 1.0%
Emera US Finance LP(a)(b)
950,000	2.700		06/15/21	940,351
Entergy Corp.(a)
1,025,000	2.950		09/01/26	958,828
Florida Power & Light Co.(a)
2,132,000	4.125		02/01/42	2,186,814

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Electric – (continued)
Pacific Gas & Electric Co.(a)
	$975,000	3.500%		06/15/25	$ 1,001,857
Puget Sound Energy, Inc.(a)(c)
	1,230,000	6.974		06/01/67	1,051,650
Ruwais Power Co. PJSC(b)
	740,000	6.000		08/31/36	840,825
Southern California Edison Co.(a)
	1,950,000	4.050		03/15/42	1,965,498
The Southern Co.(a)
	1,975,000	2.350		07/01/21	1,941,453

					10,887,276

Energy – 1.6%
Anadarko Petroleum Corp.
	950,000	8.700		03/15/19	1,079,644
	190,000	3.450	(a)	07/15/24	186,513
	1,125,000	6.450		09/15/36	1,338,937
Apache Corp.(a)
	275,000	3.250		04/15/22	279,320
	400,000	2.625		01/15/23	384,631
	1,375,000	4.250		01/15/44	1,355,507
ConocoPhillips Co.(a)
	1,135,000	3.350		11/15/24	1,128,463
	725,000	4.950		03/15/26	800,401
	900,000	4.150		11/15/34	879,698
Devon Energy Corp.(a)
	250,000	4.000		07/15/21	258,349
	425,000	5.600		07/15/41	437,748
	825,000	4.750		05/15/42	779,373
Dolphin Energy Ltd.(b)
	326,832	5.888		06/15/19	341,131
Halliburton Co.(a)
	1,600,000	3.250		11/15/21	1,633,194
Occidental Petroleum Corp.(a)
	1,650,000	3.400		04/15/26	1,662,448
Petroleos Mexicanos
	250,000	5.500	(b)	02/04/19	259,687
	610,000	6.375	(b)	02/04/21	648,125
	18,000	6.375		02/04/21	19,125
EUR	1,250,000	5.125		03/15/23	1,419,433
	$160,000	4.500		01/23/26	145,400
	10,000	6.625		06/15/35	9,800
	27,000	5.500		06/27/44	22,469
	20,000	6.375		01/23/45	18,200
	190,000	5.625		01/23/46	157,937
Pioneer Natural Resources Co.(a)
	1,450,000	3.450		01/15/21	1,481,735
	295,000	3.950		07/15/22	306,071
Valero Energy Corp.
	950,000	3.650		03/15/25	942,218

					17,975,557

Food & Beverage – 3.1%
Amazon.com, Inc.(a)
	2,650,000	3.300		12/05/21	2,746,062
Anheuser-Busch InBev Finance, Inc.(a)
	6,000,000	2.650		02/01/21	6,034,470
	3,425,000	3.650		02/01/26	3,477,026
	800,000	4.900		02/01/46	864,696

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Food & Beverage – (continued)
CVS Health Corp.(a)
$1,100,000	4.125%	05/15/21	$ 1,163,927
2,100,000	3.500	07/20/22	2,157,737
2,150,000	3.375	08/12/24	2,156,635
2,525,000	2.875	06/01/26	2,406,747
Kraft Heinz Foods Co.(a)
1,050,000	2.800	07/02/20	1,059,977
1,550,000	3.950	07/15/25	1,570,204
900,000	5.200	07/15/45	942,131
950,000	4.375	06/01/46	893,930
Molson Coors Brewing Co.(a)
525,000	2.100	07/15/21	511,304
725,000	3.000	07/15/26	685,351
Pernod-Ricard SA(b)
2,300,000	4.450	01/15/22	2,440,242
Suntory Holdings Ltd.(b)
2,550,000	2.550	09/29/19	2,565,007
Walgreens Boots Alliance, Inc.(a)
450,000	2.700	11/18/19	455,969
975,000	2.600	06/01/21	968,878
1,075,000	3.450	06/01/26	1,055,221

			34,155,514

Health Care – Services – 0.4%
Aetna, Inc.(a)
900,000	2.400	06/15/21	895,925
750,000	2.800	06/15/23	738,757
Cigna Corp.(a)
1,675,000	3.250	04/15/25	1,631,359
UnitedHealth Group, Inc.
950,000	4.625	07/15/35	1,035,537

			4,301,578

Health Care Products – 0.7%
Becton Dickinson & Co.
1,743,000	2.675	12/15/19	1,768,467
Medtronic, Inc.
725,000	2.500	03/15/20	733,113
1,275,000	3.150	03/15/22	1,305,883
Stryker Corp.(a)
575,000	2.625	03/15/21	577,221
1,175,000	3.375	11/01/25	1,167,538
Thermo Fisher Scientific, Inc.(a)
1,325,000	3.000	04/15/23	1,302,299
1,025,000	3.650	12/15/25	1,028,326

			7,882,847

Life Insurance – 0.7%
AIA Group Ltd.(a)(b)
925,000	3.200	03/11/25	892,774
MetLife, Inc.
250,000	4.050	03/01/45	241,000
Reliance Standard Life Global Funding II(b)
2,050,000	2.500	01/15/20	2,037,565
Teachers Insurance & Annuity Association of America(b)
560,000	4.900	09/15/44	605,784
The Dai-ichi Life Insurance Co. Ltd.(a)(b)(c)
1,450,000	4.000	07/23/49	1,348,500

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Life Insurance – (continued)
The Northwestern Mutual Life Insurance Co.(b)
$2,000,000	6.063%		03/30/40	$ 2,462,772

				7,588,395

Lodging(a) – 0.3%
Marriott International, Inc.
766,000	2.875		03/01/21	769,454
2,375,000	2.300		01/15/22	2,303,861

				3,073,315

Media - Cable – 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital(a)
350,000	3.579		07/23/20	357,082
1,975,000	4.908		07/23/25	2,081,512
200,000	6.484		10/23/45	231,216
Comcast Corp.(a)
3,075,000	3.375		08/15/25	3,093,567
Time Warner Cable LLC
425,000	5.000		02/01/20	451,065
275,000	5.875	(a)	11/15/40	293,272

				6,507,714

Media - Non Cable – 0.6%
21st Century Fox America, Inc.(a)
2,000,000	3.700		09/15/24	2,025,108
NBCUniversal Media LLC
3,850,000	4.375		04/01/21	4,159,228
Viacom, Inc.(a)
265,000	3.450		10/04/26	244,913

				6,429,249

Metals & Mining(b) – 0.4%
Glencore Funding LLC
3,075,000	2.700		10/25/17	3,098,524
1,183,000	4.625		04/29/24	1,209,617

				4,308,141

Noncaptive - Financial – 0.4%
Capital One Financial Corp.(a)
1,950,000	4.200		10/29/25	1,956,486
General Electric Co.
337,000	6.150		08/07/37	434,973
International Lease Finance Corp.(b)
1,400,000	7.125		09/01/18	1,508,500

				3,899,959

Pharmaceuticals – 1.9%
AbbVie, Inc.(a)
975,000	2.500		05/14/20	975,254
Actavis Funding SCS
2,200,000	2.350		03/12/18	2,212,718
525,000	3.450	(a)	03/15/22	532,880
735,000	3.800	(a)	03/15/25	735,866
1,225,000	4.850	(a)	06/15/44	1,214,585
Bayer US Finance LLC(b)
2,775,000	3.000		10/08/21	2,790,238

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Pharmaceuticals – (continued)
EMD Finance LLC(a)(b)
$3,325,000	2.950%		03/19/22	$ 3,310,899
Forest Laboratories LLC(a)(b)
3,175,000	4.375		02/01/19	3,299,263
900,000	5.000		12/15/21	973,065
Mylan NV(a)(b)
800,000	3.950		06/15/26	748,678
Shire Acquisitions Investments Ireland DAC
2,550,000	1.900		09/23/19	2,517,671
2,125,000	3.200	(a)	09/23/26	1,985,462

				21,296,579

Pipelines(a) – 1.8%
Columbia Pipeline Group, Inc.
925,000	3.300		06/01/20	942,290
Energy Transfer Partners LP
1,375,000	4.650		06/01/21	1,427,619
775,000	5.200		02/01/22	829,820
210,000	3.600		02/01/23	206,536
EnLink Midstream Partners LP
1,650,000	4.150		06/01/25	1,601,596
700,000	4.850		07/15/26	706,113
Enterprise Products Operating LLC
215,000	3.350		03/15/23	217,657
85,000	3.750		02/15/25	86,365
2,125,000	4.593	(c)	08/01/66	1,998,626
1,350,000	7.000	(c)	06/01/67	1,147,500
Kinder Morgan Energy Partners LP
200,000	4.150		02/01/24	202,729
425,000	5.400		09/01/44	423,615
Kinder Morgan, Inc.
4,375,000	3.050		12/01/19	4,437,808
550,000	4.300		06/01/25	566,262
Plains All American Pipeline LP/PAA Finance Corp.
525,000	3.650		06/01/22	527,897
Western Gas Partners LP
1,050,000	3.950		06/01/25	1,035,349
Williams Partners LP
785,000	3.600		03/15/22	789,153
1,600,000	3.900		01/15/25	1,569,210
1,175,000	4.000		09/15/25	1,161,815

				19,877,960

Property/Casualty Insurance – 0.4%
American International Group, Inc.(a)
1,000,000	3.750		07/10/25	1,006,454
1,100,000	4.800		07/10/45	1,141,712
Arch Capital Group Ltd.
1,125,000	7.350		05/01/34	1,467,242
The Chubb Corp.(a)(c)
1,125,000	6.375		03/29/67	1,057,500

				4,672,908

Real Estate Investment Trusts – 1.7%
American Campus Communities Operating Partnership LP(a)
2,575,000	3.750		04/15/23	2,597,997
Camden Property Trust
3,575,000	5.700		05/15/17	3,628,253
CubeSmart LP(a)
1,500,000	4.000		11/15/25	1,522,536

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Real Estate Investment Trusts – (continued)
Healthcare Trust of America Holdings LP(a)
$2,275,000	3.700%		04/15/23	$ 2,271,899
Kilroy Realty LP
2,375,000	6.625		06/01/20	2,655,756
1,500,000	3.800	(a)	01/15/23	1,510,592
National Retail Properties, Inc.(a)
1,150,000	4.000		11/15/25	1,172,363
1,150,000	3.600		12/15/26	1,132,880
Ventas Realty LP(a)
975,000	3.500		02/01/25	959,913
Welltower, Inc.(a)
1,557,000	4.125		04/01/19	1,616,507

				19,068,696

Schools – 0.3%
Rensselaer Polytechnic Institute
2,600,000	5.600		09/01/20	2,841,771

Technology - Hardware – 1.5%
Cisco Systems, Inc.
3,875,000	1.400		09/20/19	3,832,743
1,450,000	2.200		02/28/21	1,446,875
Fidelity National Information Services, Inc.(a)
2,575,000	3.625		10/15/20	2,665,815
1,150,000	3.000		08/15/26	1,079,771
Fiserv, Inc.(a)
1,425,000	2.700		06/01/20	1,431,881
Hewlett Packard Enterprise Co.(a)
1,025,000	4.900		10/15/25	1,054,534
Intel Corp.(a)
2,375,000	3.700		07/29/25	2,505,043
NVIDIA Corp.(a)
1,150,000	2.200		09/16/21	1,122,519
Oracle Corp.(a)
1,600,000	2.500		05/15/22	1,588,888

				16,728,069

Tobacco – 1.9%
BAT International Finance PLC(b)
14,950,000	2.750		06/15/20	15,029,968
Reynolds American, Inc.(a)
5,750,000	4.450		06/12/25	6,070,913

				21,100,881

Transportation(b) – 0.6%
ERAC USA Finance LLC
3,525,000	2.350		10/15/19	3,521,870
Penske Truck Leasing Co. LP/PTL Finance Corp.
1,225,000	3.375	(a)	02/01/22	1,235,362
1,425,000	4.250		01/17/23	1,480,004

				6,237,236

Wirelines Telecommunications – 3.1%
American Tower Corp.(a)
1,025,000	3.300		02/15/21	1,036,675
AT&T, Inc.
2,075,000	2.300		03/11/19	2,082,956
2,450,000	3.800		03/15/22	2,511,591
4,100,000	3.400	(a)	05/15/25	3,951,674

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Wirelines Telecommunications – (continued)
AT&T, Inc. – (continued)
$800,000	4.125	%(a)	02/17/26	$ 810,053
Telefonica Emisiones SAU
3,875,000	5.462		02/16/21	4,224,029
Verizon Communications, Inc.
6,181,000	2.625		02/21/20	6,240,300
3,300,000	4.500		09/15/20	3,531,373
7,325,000	5.150		09/15/23	8,099,567
1,700,000	2.625		08/15/26	1,564,938

				34,053,156

TOTAL CORPORATE OBLIGATIONS (Cost $345,843,695)				$347,718,120

Mortgage-Backed Obligations – 29.9%
Adjustable Rate Non-Agency(c) – 0.2%
Harborview Mortgage Loan Trust Series 2005-16, Class 2A1A
$618,037	0.802%		01/19/36	$ 408,827
Master Adjustable Rate Mortgages Trust Series 2006-OA2, Class 4A1A
1,096,811	1.391		12/25/46	922,418
Sequoia Mortgage Trust Series 2003-4, Class 1A2
707,462	1.663		07/20/33	681,376
Washington Mutual Mortgage Pass-Through Certificates Series 2002-AR19, Class A7
47,722	2.635		02/25/33	48,634

TOTAL ADJUSTABLE RATE NON-AGENCY				$ 2,061,255

Collateralized Mortgage Obligations – 1.1%
Interest Only(c)(d) – 0.0%
CS First Boston Mortgage Securities Corp. Series 2003-AR18, Class 2X
$258,788	0.000%		07/25/33	$ —
CS First Boston Mortgage Securities Corp. Series 2003-AR20, Class 2X
329,077	0.000		08/25/33	1

				1

Inverse Floaters(c) – 0.0%
GNMA REMIC Series 2002-13, Class SB
72,464	34.266		02/16/32	118,016

Planned Amortization Class – 0.0%
FNMA REMIC Series 2003-134, Class ME
16,169	4.500		06/25/33	16,446
FNMA REMIC Series 2004-64, Class BA
7,595	5.000		03/25/34	7,667

				24,113

Sequential Fixed Rate – 1.1%
FHLMC REMIC Series 2755, Class ZA
716,769	5.000		02/15/34	785,848
FHLMC REMIC Series 4273, Class PD
1,791,559	6.500		11/15/43	2,058,315
FNMA REMIC Series 2011-52, Class GB
1,697,502	5.000		06/25/41	1,857,800
FNMA REMIC Series 2011-99, Class DB
1,666,036	5.000		10/25/41	1,826,190
FNMA REMIC Series 2012-111, Class B
290,063	7.000		10/25/42	339,805

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – (continued)
FNMA REMIC Series 2012-153, Class B
$1,003,788	7.000%	07/25/42	$ 1,159,819
NCUA Guaranteed Notes Series A4
3,500,000	3.000	06/12/19	3,620,705

			11,648,482

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 11,790,612

Commercial Mortgage-Backed Securities – 1.4%
Sequential Fixed Rate – 0.5%
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class A4
$6,081,870	5.509%	04/15/47	$ 6,098,652

Sequential Floating Rate(c) – 0.9%
Citigroup Commercial Mortgage Trust Series 2008-C7, Class A1A
9,479,315	6.047	12/10/49	9,673,717

TOTAL COMMERCIAL MORTGAGE- BACKED SECURITIES			$ 15,772,369

Federal Agencies – 27.2%
Adjustable Rate FNMA(c) – 0.5%
$7,557	2.836%	06/01/33	$ 7,959
1,073,489	2.958	07/01/34	1,125,690
2,437,714	2.902	09/01/34	2,541,314
1,615,390	2.897	05/01/35	1,698,386
386,482	2.574	06/01/35	400,422

			5,773,771

FHLMC – 0.9%
125	5.000	02/01/17	127
167	5.000	03/01/17	168
3,564	5.000	09/01/17	3,653
10,256	5.000	10/01/17	10,508
69	7.000	10/01/17	69
8,777	5.000	11/01/17	8,991
3,966	5.000	12/01/17	4,065
5,368	5.000	01/01/18	5,489
14,587	5.000	02/01/18	14,840
11,636	5.000	03/01/18	11,863
7,583	5.000	04/01/18	7,738
5,100	5.000	05/01/18	5,208
4,563	5.000	06/01/18	4,662
10,189	5.000	07/01/18	10,433
2,614	5.000	08/01/18	2,681
15,647	4.500	09/01/18	16,000
1,853	5.000	10/01/18	1,903
2,949	5.000	11/01/18	3,029
37,936	5.000	06/01/19	39,247
79,116	5.000	05/01/23	86,091
229,335	4.500	10/01/23	245,975
50,967	5.500	10/01/25	56,490
4,659	7.000	06/01/26	5,016
11,418	7.500	12/01/30	11,818
13,015	7.500	01/01/31	14,084
411,916	5.500	03/01/33	458,978
18,746	5.000	10/01/33	20,498
60,016	6.500	10/01/33	69,589

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FHLMC – (continued)
$738	5.500%	12/01/33	$ 847
23,198	5.500	09/01/34	26,232
1,760	5.500	12/01/34	1,960
1,682	5.500	03/01/35	1,872
4,159	5.000	04/01/35	4,545
28,874	5.000	07/01/35	31,541
46,188	5.500	11/01/35	51,574
153,777	5.000	12/01/35	170,830
326	5.500	02/01/36	371
66,417	5.500	06/01/36	73,915
52,818	5.500	08/01/37	58,767
307,404	5.000	01/01/38	335,624
140,010	5.500	03/01/38	158,091
65,008	5.500	04/01/38	73,403
96,649	5.500	08/01/38	109,810
2,347	5.500	09/01/38	2,648
6,365	6.500	09/01/38	7,285
10,196	5.500	11/01/38	11,731
17,022	5.500	12/01/38	18,943
757,539	5.000	01/01/39	825,124
924,118	7.000	02/01/39	1,070,382
5,247	5.500	03/01/39	5,846
188,190	5.000	06/01/39	204,920
6,489	5.500	10/01/39	7,306
19,446	5.500	03/01/40	21,781
24,616	4.000	06/01/40	25,967
34,033	5.500	06/01/40	38,364
21,656	5.000	08/01/40	23,706
6,018	4.500	11/01/40	6,477
287,357	4.000	02/01/41	303,177
13,728	5.000	04/01/41	15,079
16,594	5.000	06/01/41	18,154
20,269	4.000	11/01/41	21,396
1,543,769	3.500	06/01/45	1,590,022
1,216,393	3.500	10/01/45	1,252,457
1,938,350	3.500	06/01/46	2,003,694

			9,693,054

FNMA – 7.6%
15,610	5.000	06/01/18	15,981
110,042	4.500	07/01/18	112,587
7,491	4.500	08/01/18	7,664
121	6.500	10/01/18	137
106,522	5.500	09/01/23	114,532
32,701	5.500	10/01/23	35,294
316,416	5.000	02/01/24	337,879
47,490	7.000	08/01/27	54,132
1,893	6.500	09/01/27	2,138
198,609	7.000	03/01/28	227,346
3,676	6.500	05/01/28	4,158
18,131	8.000	02/01/31	20,514
68,270	7.000	03/01/31	75,106
1,667	5.500	05/01/33	1,874
24,454	5.000	07/01/33	27,103
45,776	5.000	08/01/33	50,277
1,503	5.000	09/01/33	1,648
9,354	5.500	09/01/33	10,567
1,734	6.500	09/01/33	1,983
18,189	5.000	12/01/33	20,183
553	5.500	12/01/33	618
1,033	5.500	01/01/34	1,167
12,229	5.500	02/01/34	13,814
2,156	5.500	04/01/34	2,451

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$8,164	5.500%	05/01/34	$ 9,240
2,009	6.000	07/01/34	2,276
2,999	5.500	08/01/34	3,409
7,707	5.500	10/01/34	8,688
6,443	5.500	11/01/34	7,282
79,719	5.500	12/01/34	90,063
62,419	6.000	02/01/35	66,252
178,591	5.000	04/01/35	198,504
7,787	5.500	04/01/35	8,791
6,716	5.500	07/01/35	7,595
310	5.500	08/01/35	353
1,151,841	5.000	09/01/35	1,259,065
18,829	5.500	09/01/35	21,379
1,336	5.500	12/01/35	1,518
259	5.500	02/01/36	293
128,213	5.500	03/01/36	145,156
23,669	6.000	03/01/36	26,956
782	5.500	04/01/36	885
4,399	6.000	04/01/36	5,001
176,767	6.000	07/01/36	199,993
279,195	6.000	09/01/36	315,878
2,124	5.500	01/01/37	2,404
4,719	6.000	01/01/37	5,378
928	5.500	02/01/37	1,050
16,556	6.000	02/01/37	18,751
38,080	6.000	03/01/37	43,128
2,418	5.500	04/01/37	2,737
1,028	5.500	05/01/37	1,166
1,044	5.500	06/01/37	1,180
527	5.500	07/01/37	593
458,702	6.000	07/01/37	519,531
6,259	6.000	08/01/37	7,089
122,906	6.000	09/01/37	139,204
380,822	6.000	10/01/37	431,323
458,431	6.000	11/01/37	522,534
525	5.500	12/01/37	593
30,268	5.000	02/01/38	32,232
1,050	5.500	02/01/38	1,188
5,625	5.500	03/01/38	6,353
30,544	6.000	03/01/38	34,905
62,925	5.000	04/01/38	68,648
218,067	6.000	04/01/38	247,278
1,139	5.500	05/01/38	1,286
498,945	6.000	05/01/38	565,110
5,758	5.500	06/01/38	6,503
54,764	6.000	06/01/38	62,027
4,655	5.500	07/01/38	5,256
2,237	5.500	08/01/38	2,525
2,072	5.500	09/01/38	2,338
273,828	6.000	10/01/38	310,140
285,866	6.000	11/01/38	323,696
3,545	5.500	12/01/38	3,956
56,672	5.000	02/01/39	61,981
79,109	6.000	02/01/39	89,706
570,205	7.000	03/01/39	657,515
39,157	4.500	04/01/39	42,570
362,163	6.000	04/01/39	410,189
12,637	4.500	05/01/39	13,739
13,363	5.500	06/01/39	15,113
7,573	4.500	07/01/39	8,233
583,956	5.000	07/01/39	636,935
72,411	4.500	08/01/39	78,721
393,710	6.000	09/01/39	445,920

Principal Amount	Interest Rate	Maturity Date		Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$11,786	5.500%	11/01/39		$ 13,306
377,249	6.000	11/01/39		427,113
544,398	4.500	12/01/39		591,841
51,304	6.000	04/01/40		58,177
402,446	5.000	06/01/40		439,310
105,255	5.000	07/01/40		114,896
572,080	6.000	10/01/40		647,944
321,976	5.000	11/01/40		351,187
357,569	6.000	04/01/41		404,986
1,053,542	4.500	05/01/41		1,136,702
258,261	6.000	05/01/41		292,509
202,769	4.500	08/01/41		218,825
70,021	3.500	11/01/41		72,332
77,389	3.500	06/01/42		79,980
444,662	5.000	07/01/42		485,393
925,595	3.500	10/01/42		954,380
37,567	3.000	11/01/42		37,639
830,077	3.000	12/01/42		830,722
1,185,559	3.000	01/01/43		1,187,867
189,554	3.000	02/01/43		189,917
1,198,067	3.000	03/01/43		1,200,360
2,032,345	3.000	04/01/43		2,036,235
340,798	3.500	04/01/43		350,977
1,453,857	3.000	05/01/43		1,456,640
133,622	3.500	05/01/43		138,116
140,120	3.000	06/01/43		140,388
1,244,926	3.000	07/01/43		1,247,309
7,870,907	3.500	07/01/43		8,105,991
2,513,714	3.500	08/01/43		2,589,019
77,710	3.500	09/01/43		80,299
189,645	3.500	01/01/44		195,845
1,583,162	5.000	05/01/44		1,733,076
514,070	3.500	04/01/45		529,913
5,212,578	4.500	04/01/45		5,672,547
627,803	4.500	05/01/45		683,496
132,083	3.500	06/01/45		136,070
69,967	3.500	07/01/45		72,080
53,545	3.500	09/01/45		55,212
124,833	3.500	10/01/45		128,602
90,732	3.500	11/01/45		93,471
45,889	3.500	12/01/45		47,275
135,616	3.500	01/01/46		139,711
1,947,213	3.500	06/01/46		2,009,935
34,000,000	4.000	TBA-30yr	(e)	35,742,500
1,000,000	5.000	TBA-30yr	(e)	1,088,906

				83,557,453

GNMA – 18.2%
15,438	6.000	11/15/38		17,757
168,048	5.000	07/15/40		184,367
300,218	5.000	01/15/41		329,372
12,789	4.000	02/20/41		13,604
19,521	4.000	11/20/41		20,765
3,226	4.000	01/20/42		3,431
10,586	4.000	04/20/42		11,295
5,488	4.000	10/20/42		5,856
113,189	4.000	08/20/43		120,657
19,018,261	4.000	10/20/43		20,255,191
11,629	4.000	03/20/44		12,375
14,085	4.000	05/20/44		14,989
1,000,000	4.000	11/20/44		1,064,166

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date		Value
Mortgage-Backed Obligations – (continued)
GNMA – (continued)
$14,192,349	4.000%	07/20/45		$ 15,097,666
786,476	4.000	08/20/45		836,645
6,148,403	4.000	09/20/45		6,540,604
3,000,299	3.000	10/20/45		3,041,634
6,210,492	4.000	10/20/45		6,604,713
1,000,000	4.000	11/20/45		1,062,885
3,933,273	4.000	01/20/46		4,182,944
35,889	4.000	02/20/46		38,146
24,553,723	4.000	03/20/46		26,112,309
18,000,004	4.000	04/20/46		19,131,333
1,984,307	4.000	06/20/46		2,108,404
3,928,677	4.000	07/20/46		4,175,601
7,878,955	4.000	09/20/46		8,375,163
175,013	4.000	10/20/46		186,036
18,999,897	3.000	11/20/46		19,261,533
50,001,200	3.000	12/20/46		50,689,738
11,000,000	4.000	TBA-30yr	(e)	11,682,343

				201,181,522

TOTAL FEDERAL AGENCIES				$ 300,205,800

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $329,715,990)				$ 329,830,036

Agency Debentures – 3.4%
FHLB
$6,800,000	2.125%	06/09/23		$ 6,694,641
3,500,000	3.375	09/08/23		3,718,092
750,000	3.375	12/08/23		793,063
2,400,000	5.000	09/28/29		2,861,801
FNMA
3,700,000	1.875	09/24/26		3,404,148
4,200,000	6.250	05/15/29		5,575,962
Private Export Funding Corp.
7,000,000	5.450	09/15/17		7,210,812
Small Business Administration
17,247	6.300	06/01/18		17,556
Tennessee Valley Authority
5,400,000	3.875	02/15/21		5,802,138
1,400,000	4.625	09/15/60		1,539,398

TOTAL AGENCY DEBENTURES (Cost $37,129,774)				$ 37,617,611

Asset-Backed Securities(c) – 8.8%
Collateralized Loan Obligations(b) – 3.1%
B&M CLO Ltd. Series 2014-1A, Class A1
$3,700,000	2.079%	04/16/26		$ 3,693,617
B&M CLO Ltd. Series 2014-1A, Class A2
650,000	2.629	04/16/26		645,518
Halcyon Loan Advisors Funding Ltd. Series 2014-1A, Class A1
3,400,000	2.209	04/18/26		3,387,998
Halcyon Loan Advisors Funding Ltd. Series 2014-2A, Class A1B
6,950,000	2.163	04/28/25		6,940,680
Shackleton CLO Ltd. Series 2014-5A, Class A
7,800,000	2.288	05/07/26		7,800,647
Shackleton CLO Ltd. Series 2014-5A, Class B1
1,150,000	2.788	05/07/26		1,149,985
Trinitas CLO Ltd. Series 2014-1A, Class A1
2,950,000	2.210	04/15/26		2,950,735
Whitehorse VIII Ltd. Series 2014-1A, Class A
7,500,000	2.257	05/01/26		7,491,975

				34,061,155

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities(c) – (continued)
Home Equity – 0.0%
Impac CMB Trust Series 2004-08, Class 1A
$274,531	1.304%	10/25/34	$ 241,020

Other(b) – 1.4%
Mortgage Repurchase Agreement Financing Trust Series 2016-1, Class A
4,900,000	1.637	09/10/18	4,900,000
Mortgage Repurchase Agreement Financing Trust Series 2016-2, Class A
4,850,000	1.837	03/10/19	4,850,000
Mortgage Repurchase Agreement Financing Trust Series 2016-3, Class A1
2,550,000	1.537	11/10/18	2,550,000
Station Place Securitization Trust Series 2015-2, Class A
2,600,000	1.586	05/15/18	2,600,000

			14,900,000

Student Loan – 4.3%
Chase Education Loan Trust Series 2007-A, Class A3
578,807	0.923	12/28/23	569,677
ECMC Group Student Loan Trust Series 2016-1A, Class A(b)
4,874,463	1.942	07/26/66	4,860,085
Edsouth Indenture No. 9 LLC Series 2015-1, Class A(b)
3,217,627	1.384	10/25/56	3,137,201
Educational Funding of the South, Inc. Series 2011-1, Class A2
3,445,651	1.365	04/25/35	3,398,312
EFS Volunteer No 3 LLC Series 2012-1, Class A2(b)
3,084,017	1.584	02/25/25	3,088,240
Navient Student Loan Trust Series 2016-5A, Class A(b)
10,174,675	1.834	06/25/65	10,323,858
Navient Student Loan Trust Series 2016-7A, Class A(b)
4,940,113	1.785	03/25/66	4,990,476
Nelnet Student Loan Trust Series 2006-1, Class A5
3,432,299	0.927	08/23/27	3,409,272
Nelnet Student Loan Trust Series 2013-5A, Class A(b)
709,897	1.214	01/25/37	697,478
Northstar Education Finance, Inc. Series 2004-2, Class A3
263,173	1.060	07/30/18	262,733
PHEAA Student Loan Trust Series 2016-1A, Class A(b)
5,133,493	1.734	09/25/65	5,146,386
Scholar Funding Trust Series 2010-A, Class A(b)
1,693,300	1.493	10/28/41	1,660,277
SLC Student Loan Trust Series 2006-2, Class A5
3,926,375	0.950	09/15/26	3,884,991
SLM Student Loan Trust Series 2005-3, Class A5
1,935,256	0.805	10/25/24	1,924,740

			47,353,726

TOTAL ASSET-BACKED SECURITIES (Cost $96,230,740)			$ 96,555,901

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Foreign Debt Obligations – 1.1%
Sovereign – 0.8%
Republic of Chile
$239,000	3.125%		01/21/26	$ 236,311
390,000	3.625		10/30/42	363,188
Republic of Colombia(a)
1,750,000	4.000		02/26/24	1,765,312
200,000	5.625		02/26/44	206,000
Republic of Indonesia
790,000	3.700	(b)	01/08/22	793,950
200,000	5.875		01/15/24	220,500
420,000	4.125	(b)	01/15/25	417,375
380,000	4.125		01/15/25	377,625
1,380,000	4.350	(b)	01/08/27	1,385,175
510,000	6.750		01/15/44	615,825
380,000	5.250	(b)	01/08/47	380,475
Republic of South Africa
480,000	4.875		04/14/26	477,600
United Mexican States
2,180,000	4.750		03/08/44	1,986,525

				9,225,861

Supranational – 0.3%
Inter-American Development Bank
2,700,000	1.000		02/27/18	2,679,421

TOTAL FOREIGN DEBT OBLIGATIONS (Cost $12,039,734)				$ 11,905,282

Municipal Debt Obligations(a) – 0.8%
California – 0.5%
California State GO Bonds Build America Taxable Series 2009
$950,000	7.500%		04/01/34	$ 1,342,825
1,650,000	7.550		04/01/39	2,441,423
California State GO Bonds Build America Taxable Series 2010
1,645,000	7.950		03/01/36	1,916,984

				5,701,232

Illinois – 0.1%
Illinois State GO Bonds Build America Series 2010
1,280,000	7.350		07/01/35	1,385,190

Ohio – 0.2%
American Municipal Power-Ohio, Inc. RB Build America Taxable Series 2010
1,700,000	6.270		02/15/50	2,061,675

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $7,439,131)				$ 9,148,097

Government Guarantee Obligations(f) – 2.5%
Hashemite Kingdom of Jordan Government AID Bond
$7,400,000	2.503%		10/30/20	$ 7,573,900
Israel Government AID Bond
7,827,000	5.500		09/18/23	9,254,019
1,200,000	5.500		12/04/23	1,415,328
2,400,000	5.500		04/26/24	2,857,104

Principal Amount	Interest Rate	Maturity Date	Value
Government Guarantee Obligations(f) – (continued)
Israel Government AID Bond – (continued)
$4,700,000	5.500%	09/18/33	$ 6,100,600

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS (Cost $26,276,376)			$ 27,200,951

U.S. Treasury Obligations – 17.3%
United States Treasury Bonds
$7,900,000	3.625%	08/15/43	$ 8,764,419
9,820,000	3.750 (g)	11/15/43	11,138,826
2,920,000	3.625	02/15/44	3,238,309
31,750,000	3.000	11/15/44	31,380,747
1,090,000	2.875	08/15/45	1,049,158
10,600,000	3.000	11/15/45	10,459,762
United States Treasury Inflation Protected Securities
23,004,960	0.125	04/15/18	23,222,587
2,682,108	0.125	04/15/19	2,716,680
2,408,583	0.125	01/15/23	2,393,602
6,024,344	0.375 (g)	07/15/23	6,085,310
8,038,972	0.625	01/15/24	8,188,014
6,087,640	0.125	07/15/24	5,988,898
5,096	0.375	07/15/25	5,074
3,096,088	2.500	01/15/29	3,740,074
United States Treasury Notes
15,580,000	0.750	07/31/18	15,495,868
6,200,000	1.625	06/30/20	6,202,604
800,000	1.625	07/31/20	799,464
14,900,000	1.375	04/30/21	14,617,347
15,110,000	2.000	12/31/21	15,165,453
1,330,000	1.750	09/30/22	1,304,983
4,080,000	1.875	10/31/22	4,026,103
11,875,000	2.250	12/31/23	11,884,262
1,010,000	2.375	08/15/24	1,014,929
United States Treasury Strip Coupon(h)
3,200,000	0.000	02/15/36	1,797,504

TOTAL U.S. TREASURY OBLIGATIONS (Cost $194,038,985)			$ 190,679,977

Shares	Distribution Rate		Value
Investment Company(c)(i) – 3.0%
Goldman Sachs Financial Square Government Fund - Institutional Shares
33,475,488	0.450%		$ 33,475,488
(Cost $33,475,488)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost $1,082,189,913)			$1,084,131,463

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investments – 6.2%
Certificates of Deposit – 2.1%
Abbey National Treasury Services PLC
$1,650,000	1.270%	08/11/17	$ 1,649,888

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investments – (continued)
Certificates of Deposit – (continued)
BNP Paribas New York
$4,000,000	1.170%	05/03/17	$ 4,001,194
Credit Suisse New York
4,000,000	1.621	11/03/17	4,002,110
Landesbank Hessen-Thuringen
5,000,000	1.000	03/17/17	5,002,018
Mizuho Bank Ltd.
5,000,000	1.657	12/08/17	5,002,287
UBS AG Stamford
4,000,000	1.420	11/02/17	4,001,650

			23,659,147

Commercial Paper – 4.1%
Dominion Resources, Inc.(h)
5,000,000	0.000	01/09/17	4,998,899
Duke Energy Corp.(h)
5,150,000	0.000	01/03/17	5,149,561
Ford Motor Credit Co. LLC(h)
5,000,000	0.000	02/02/17	4,995,547
Marriott International, Inc.(h)
5,000,000	0.000	02/17/17	4,993,106
National Australia Bank Ltd.
5,000,000	1.288	12/06/17	5,001,836
Old Line Funding LLC
5,000,000	1.039	06/09/17	5,000,646
Schlumberger Holdings Corp.(h)
5,000,000	0.000	01/03/17	4,999,591
5,000,000	0.000	01/20/17	4,997,635
Southern Co. Funding Corp.(h)
5,000,000	0.000	01/13/17	4,998,423

			45,135,244

TOTAL SHORT-TERM INVESTMENTS (Cost $68,781,500)			$ 68,794,391

TOTAL INVESTMENTS – 104.6% (Cost $1,150,971,413)			$1,152,925,854

LIABILITIES IN EXCESS OF OTHER ASSETS – (4.6)%			(50,859,166)

NET ASSETS – 100.0%			$1,102,066,688

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $156,915,645, which represents approximately 14.2% of net assets as of December 31, 2016.

(c)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on December 31, 2016.

(d)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(e)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $48,513,749 which represents approximately 4.4% of net assets as of December 31, 2016.

(f)	Guaranteed by the United States Government until maturity. Total market value for these securities amounts to $27,200,951, which represents approximately 2.5% of net assets as of December 31, 2016.

(g)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(h)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(i)	Represents an Affiliated Fund.

Currency Abbreviations:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
USD	— U.S. Dollar

Investment Abbreviations:
AUDOR	— Australian Dollar Offered Rate
CDOR	— Canadian Dollar Offered Rate
CLO	— Collateralized Loan Obligation
EURO	— Euro Offered Rate
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
JYOR	— Japanese Yen Offered Rate
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
NCUA	— National Credit Union Administration
NIBOR	— Norwegian Interbank Offered Rate
NZDOR	— New Zealand Dollar Offered Rate
PLC	— Public Limited Company
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit
STIBOR	— Stockholm Interbank Offered Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2016, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

Australia & New Zealand Banking Group	USD	821,145	AUD	1,100,000	$792,358	03/15/17	$28,788
Bank of America Securities LLC	AUD	562,351	USD	403,584	405,075	03/15/17	1,491
	CHF	1,706,882	EUR	1,591,000	1,684,171	03/15/17	3,009
	EUR	734,819	USD	768,701	776,460	03/15/17	7,759
	JPY	193,901,435	USD	1,652,000	1,665,325	03/15/17	13,325
	NZD	1,212,118	USD	836,575	840,162	03/15/17	3,587
	USD	331,359	AUD	452,089	325,651	03/15/17	5,708
	USD	834,550	EUR	786,000	830,542	03/15/17	4,008
	USD	833,932	GBP	659,000	813,687	03/15/17	20,245
Barclays Bank PLC	JPY	35,081,248	EUR	285,065	301,296	03/15/17	77
	NOK	21,912,570	EUR	2,402,000	2,538,789	03/15/17	668
	NZD	485,057	USD	333,661	336,210	03/15/17	2,549
	SEK	116,751,206	EUR	11,995,208	12,872,161	03/15/17	197,190
	USD	1,272,242	EUR	1,193,526	1,261,163	03/15/17	11,079
	USD	831,213	GBP	661,000	816,156	03/15/17	15,057
	USD	520,670	NOK	4,383,108	507,827	03/15/17	12,844
BNP Paribas SA	CHF	2,360,129	EUR	2,195,469	2,328,726	03/15/17	8,841
	EUR	1,578,000	GBP	1,324,928	1,667,425	03/15/17	31,497
	EUR	808,000	USD	843,352	853,789	03/15/17	10,437
	JPY	490,219,343	USD	4,189,000	4,210,254	03/15/17	21,254
	SEK	15,334,760	EUR	1,576,000	1,690,702	03/15/17	25,391
	USD	699,875	CAD	929,000	692,096	01/20/17	7,779
	USD	1,661,000	CAD	2,200,773	1,640,593	03/15/17	20,407
	USD	1,680,103	GBP	1,360,000	1,679,232	03/15/17	871
	USD	829,336	NZD	1,161,000	804,730	03/15/17	24,606
Citibank NA	EUR	527,849	AUD	753,162	557,762	03/15/17	15,240
	EUR	773,489	SEK	7,382,406	817,322	03/15/17	3,390
	EUR	5,168,194	USD	5,377,139	5,451,386	02/09/17	74,247
	JPY	97,733,297	USD	829,000	839,383	03/15/17	10,383
	NOK	2,877,489	USD	331,336	333,386	03/15/17	2,050
	SEK	37,512,138	EUR	3,857,381	4,135,823	03/15/17	59,846
	USD	3,932,333	GBP	3,145,300	3,877,157	01/06/17	55,176
	USD	542,230	GBP	434,539	536,538	03/15/17	5,693
	USD	1,678,000	JPY	194,555,710	1,670,944	03/15/17	7,056
	USD	2,542,147	NZD	3,585,926	2,485,531	03/15/17	56,617
HSBC Bank PLC	CAD	2,264,671	USD	1,675,000	1,688,226	03/15/17	13,226
	EUR	795,000	USD	831,692	840,052	03/15/17	8,360
	USD	833,765	AUD	1,156,000	832,696	03/15/17	1,069
	USD	6,224,751	CAD	8,341,354	6,218,725	03/22/17	6,027
	USD	1,663,000	JPY	192,520,521	1,653,465	03/15/17	9,535
Royal Bank of Canada	USD	614,188	CAD	803,591	598,667	01/20/17	15,520
Standard Chartered Bank	EUR	2,501,092	USD	2,616,931	2,642,828	03/15/17	25,897
	SEK	58,487,351	EUR	6,029,002	6,448,401	03/15/17	77,737
	USD	829,839	AUD	1,116,000	803,883	03/15/17	25,956
	USD	8,685,139	GBP	6,871,046	8,483,883	03/15/17	201,256
	USD	826,000	JPY	96,046,454	824,896	03/15/17	1,104
State Street Bank (London)	EUR	806,000	SEK	7,716,886	851,676	03/15/17	867
	EUR	5,233,011	USD	5,490,890	5,529,564	03/15/17	38,674
	GBP	684,000	USD	843,085	844,555	03/15/17	1,470
	JPY	389,938,991	USD	3,313,000	3,348,995	03/15/17	35,995
	SEK	11,575,244	EUR	1,189,000	1,276,204	03/15/17	19,824
	SEK	35,537,451	EUR	3,640,908	3,919,795	03/22/17	70,977
	USD	1,652,561	AUD	2,236,000	1,610,647	03/15/17	41,914
	USD	4,054,722	CAD	5,321,863	3,967,247	03/15/17	87,475
	USD	3,058,469	JPY	352,992,707	3,031,682	03/15/17	26,787

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

Westpac Banking Corp.	USD	190,983	AUD	254,389	$183,518	01/12/17	$7,465
	USD	9,456,573	AUD	12,776,874	9,203,503	03/15/17	253,071
	USD	1,180,691	GBP	934,423	1,153,760	03/15/17	26,930
	USD	1,751,619	JPY	191,123,908	1,636,617	01/11/17	115,002
	USD	1,589,778	JPY	182,437,337	1,566,865	03/15/17	22,913

TOTAL							$1,903,216

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

Bank of America Securities LLC	JPY	37,865,176	EUR	308,746	$325,205	03/15/17	$(1,037)
	USD	1,181,179	EUR	1,124,919	1,188,667	03/15/17	(7,488)
	USD	2,488,000	JPY	292,116,463	2,508,845	03/15/17	(20,845)
Barclays Bank PLC	CAD	1,106,364	USD	829,000	824,753	03/15/17	(4,247)
	GBP	677,874	EUR	796,000	836,992	03/15/17	(4,117)
	GBP	664,000	USD	830,877	819,860	03/15/17	(11,017)
	JPY	109,490,913	EUR	896,829	940,364	03/15/17	(7,287)
	NOK	7,323,407	EUR	805,000	848,490	03/15/17	(2,130)
	USD	851,219	EUR	807,520	853,282	03/15/17	(2,063)
	USD	1,661,000	JPY	194,437,538	1,669,929	03/15/17	(8,929)
BNP Paribas SA	AUD	3,791,085	USD	2,805,144	2,730,814	03/15/17	(74,330)
	CAD	539,992	USD	406,810	402,289	01/20/17	(4,522)
	EUR	161,610	SEK	1,553,726	170,769	03/15/17	(534)
	GBP	670,000	USD	828,703	827,269	03/15/17	(1,434)
	JPY	95,291,456	USD	832,000	818,412	03/15/17	(13,588)
	NOK	7,269,823	EUR	802,000	842,281	03/15/17	(5,168)
	USD	2,517,118	EUR	2,402,000	2,538,121	03/15/17	(21,003)
Citibank NA	AUD	1,962,558	USD	1,429,603	1,413,679	03/15/17	(15,924)
	CAD	1,111,169	USD	832,000	828,334	03/15/17	(3,666)
	GBP	3,398,712	USD	4,249,155	4,189,534	01/06/17	(59,621)
	NOK	24,205,231	EUR	2,694,200	2,804,417	03/15/17	(42,463)
	NZD	2,773,934	USD	1,981,005	1,922,711	03/15/17	(58,294)
	USD	1,661,846	EUR	1,595,000	1,685,388	03/15/17	(23,542)
	USD	664,864	SEK	6,065,658	667,036	01/27/17	(2,171)
	USD	940,066	SEK	8,671,289	956,035	03/15/17	(15,968)
HSBC Bank PLC	CAD	3,305,586	USD	2,490,000	2,464,188	03/15/17	(25,812)
	USD	1,684,000	CAD	2,270,979	1,692,928	03/15/17	(8,928)
	USD	2,499,000	JPY	292,352,488	2,510,873	03/15/17	(11,873)
Standard Chartered Bank	USD	7,015,454	EUR	6,739,731	7,109,035	02/09/17	(93,582)
	USD	831,008	EUR	793,000	837,939	03/15/17	(6,931)
State Street Bank (London)	AUD	1,120,000	USD	825,227	806,764	03/15/17	(18,463)
	EUR	3,224,524	SEK	31,109,080	3,407,256	03/15/17	(22,610)
	GBP	667,000	JPY	96,591,605	823,565	03/15/17	(6,013)
	NOK	14,088,238	EUR	1,570,000	1,632,263	03/15/17	(26,709)
	NOK	3,221,273	SEK	3,385,880	373,217	03/15/17	(87)
	USD	1,669,931	EUR	1,589,338	1,679,405	03/15/17	(9,474)
	USD	3,321,000	JPY	389,740,240	3,347,288	03/15/17	(26,288)
	USD	873,869	SEK	8,042,562	886,716	03/15/17	(12,847)
Westpac Banking Corp.	AUD	1,143,000	USD	824,884	823,332	03/15/17	(1,552)
	EUR	341,934	USD	365,569	361,312	03/15/17	(4,257)
	JPY	310,324,324	USD	2,844,072	2,657,345	01/11/17	(186,727)
	NZD	1,266,385	USD	887,546	877,776	03/15/17	(9,770)

TOTAL							$(883,311)

FORWARD SALES CONTRACTS — At December 31, 2016, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

FHLMC	3.500%	TBA-30yr	01/18/17	$(4,000,000)	$(4,096,250)
FNMA	3.000	TBA-30yr	01/18/17	(8,000,000)	(7,953,750)
FNMA	4.500	TBA-30yr	01/18/17	(1,000,000)	(1,075,000)
GNMA	3.000	TBA-30yr	01/24/17	(72,000,000)	(72,922,500)

TOTAL (Proceeds Receivable: $84,883,438)					$(86,047,500)

(a)	TBA (To Be Announced) Securities are purchased or sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At December 31, 2016, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Australian 3 Year Government Bonds	392	March 2017	$31,532,595	$(42,016)
Eurodollars	(9)	June 2018	(2,210,400)	13,361
Eurodollars	(10)	September 2018	(2,453,125)	18,477
Eurodollars	(10)	December 2018	(2,450,000)	20,352
Eurodollars	(10)	March 2019	(2,447,750)	21,852
Eurodollars	(10)	June 2019	(2,445,625)	22,977
Eurodollars	(10)	September 2019	(2,443,875)	23,352
Eurodollars	(10)	December 2019	(2,441,875)	24,102
Eurodollars	(10)	March 2020	(2,440,625)	24,352
French 10 Year Government Bonds	(16)	March 2017	(2,557,014)	(25,592)
Ultra Long U.S. Treasury Bonds	5	March 2017	801,250	5,459
Ultra 10 Year U.S. Treasury Notes	(8)	March 2017	(1,072,500)	5,150
30 Day Federal Funds	(118)	April 2017	(48,821,489)	2,987
90 Day Sterling	63	March 2017	9,666,813	2,333
90 Day Sterling	63	June 2017	9,664,387	1,848
90 Day Sterling	63	September 2017	9,662,446	2,818
90 Day Sterling	63	December 2017	9,659,534	3,789
10 Year German Euro-Bund	207	March 2017	35,768,061	565,337
2 Year U.S. Treasury Notes	186	March 2017	40,303,875	32,267
5 Year U.S. Treasury Notes	637	March 2017	74,952,008	(54,071)
10 Year U.S. Treasury Notes	250	March 2017	31,070,312	268,319
20 Year U.S. Treasury Bonds	307	March 2017	46,251,469	(26,779)

TOTAL				$910,674

SWAP CONTRACTS — At December 31, 2016, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

				Rates Exchanged		Market Value
Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

SEK	77,980		06/15/18	0.050%	3 month STIBOR	$55,048	$9,552
	104,320	(b)	09/15/18	0.330	3 month STIBOR	549	(3,419)
NZD	28,710	(b)	02/22/19	2.350	3 month NZDOR	7,478	(78,572)
GBP	29,320	(b)	03/15/19	0.600	6 month GBP	35,594	36,309
CAD	43,370	(b)	03/15/19	1.000	6 month CDOR	(121,030)	22,151
NOK	40,860	(b)	03/15/19	1.250	3 month NIBOR	(7,776)	3,607
	$34,490	(b)	03/15/19	3 month LIBOR	1.250%	231,124	(27,171)
	19,030	(b)	12/19/19	2.250	3 month LIBOR	160	25,265
	57,630	(b)	12/20/19	2.250	3 month LIBOR	16,054	60,450
CAD	14,940	(b)	03/15/22	1.250	6 month CDOR	(108,921)	(29,559)
NOK	70,600	(b)	03/15/22	1.500	3 month NIBOR	(48,498)	14,711
	$14,910	(b)	03/15/22	3 month LIBOR	1.500	327,397	44,949
SEK	111,240	(b)	03/15/22	3 month STIBOR	0.500	(95,539)	(6,474)
NZD	5,900	(b)	03/15/22	3.000	3 month NZDOR	22,951	(47,133)
EUR	3,100	(b)	03/15/22	6 month EURO	0.000	30,734	(12,352)
	$4,330	(b)	12/19/23	3 month LIBOR	2.600	1,078	(34,947)
EUR	1,530	(b)	08/16/24	0.250	6 month EURO	(7,476)	(25,874)
	2,390	(b)	12/23/25	1.090	6 month EURO	38	9,266
NOK	16,110	(b)	06/16/26	2.500	3 month NIBOR	2,070	11,752
CAD	3,220	(b)	12/15/26	2.500	6 month CDOR	(10,518)	19,231
NZD	5,050	(b)	12/15/26	2.750	3 month NZDOR	(148,049)	(23,216)

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

					Rates Exchanged		Market Value
	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	SEK	10,520	(b)	12/15/26	3 month STIBOR	2.750%	$(78,653)	$36,265
	AUD	4,180	(b)	12/15/26	3.500%	6 month AUDOR	26,358	(16,100)
	EUR	3,080	(b)	12/15/26	6 month EURO	1.500	(9,415)	(30,834)
	GBP	2,700	(b)	12/15/26	6 month GBP	2.250	(75,286)	(25,871)
	JPY	1,238,090	(b)	12/15/26	6 month JYOR	0.250	(10,230)	67,457
	EUR	1,830	(b)	03/15/27	0.750	6 month EURO	(11,726)	21,735
		$4,810	(b)	03/15/27	1.750	3 month LIBOR	(304,054)	38,974
	SEK	13,610	(b)	03/15/27	3 month STIBOR	1.250	(383)	(13,933)
	GBP	3,570	(b)	03/15/27	6 month GBP	1.500	(23,622)	(80,992)
		$8,160	(b)	12/20/28	3 month LIBOR	2.790	(9,456)	(117,979)
	GBP	1,510		09/15/31	3.230	6 month GBP	(9,681)	(124,524)
		870		12/21/31	6 month GBP	1.500	(92,845)	78,732
		5,160	(b)	03/15/32	6 month GBP	1.750	(62,101)	(226,002)
	EUR	860	(b)	12/23/35	6 month EURO	1.540	(121)	(5,015)
	JPY	47,360	(b)	03/15/37	6 month JYOR	0.750	(37)	(6,594)
		$2,270	(b)	03/15/47	2.250	3 month LIBOR	(214,343)	47,369
	EUR	6,520	(b)	03/15/47	6 month EURO	1.250	202,638	(208,483)
	GBP	1,800	(b)	03/15/47	6 month GBP	1.750	(76,876)	(101,940)

TOTAL							$(567,365)	$(699,209)

(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2016.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT

					Market Value
Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at December 31, 2016(c)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Purchased:
CDX North America Investment Grade Index 27	4,720	(1.000)%	12/20/21	0.678%	$(53,937)	$(19,080)

(c)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

TAX INFORMATION — At December 31, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,151,160,096

Gross unrealized gain	13,913,059
Gross unrealized loss	(12,147,301)

Net unrealized security gain	$1,765,758

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments

December 31, 2016 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Foreign Sovereign Debt Obligations – 45.3%
British Pound – 2.6%
United Kingdom Treasury
GBP	3,080,000	1.000%		09/07/17	$ 3,821,132
	3,400,000	1.750		07/22/19	4,367,278
	2,000,000	4.500		09/07/34	3,516,431
	3,070,000	4.250		03/07/36	5,316,150
	2,970,000	3.500		01/22/45	4,966,050
	720,000	3.500		07/22/68	1,448,394

					23,435,435

Canadian Dollar – 1.3%
British Columbia Province of Canada
CAD	800,000	3.250		12/18/21	640,923
	2,600,000	2.850		06/18/25	2,023,804
	2,000,000	4.950		06/18/40	1,929,140
Government of Canada
	1,290,000	2.750		12/01/48	1,055,424
Ontario Province of Canada
	1,800,000	4.400		06/02/19	1,443,620
	1,700,000	2.600		06/02/25	1,287,183
	2,300,000	4.650		06/02/41	2,120,303
Quebec Province of Canada
	1,800,000	4.250		12/01/21	1,500,074

					12,000,471

Czech Koruna – 0.1%
Czech Republic Government Bond
CZK	11,190,000	1.500		10/29/19	462,444

Danish Krone – 0.1%
Kingdom of Denmark
DKK	3,000,000	4.500		11/15/39	733,814

Euro – 17.1%
Federal Republic of Germany
EUR	2,220,000	2.500		08/15/46	3,275,891
France Government Bond OAT
	38,810,000	4.000		04/25/18	43,391,173
	7,130,000	4.750		04/25/35	11,870,837
Government of France
	1,330,000	4.500		04/25/41	2,261,460
Italy Buoni Poliennali Del Tesoro
	8,150,000	0.750		01/15/18	8,666,350
	2,830,000	3.750		05/01/21	3,396,091
	7,850,000	5.000		03/01/22	10,032,479
	7,470,000	3.750		09/01/24	9,180,558
	2,040,000	3.500	(a)	03/01/30	2,483,455
	190,000	5.000		08/01/34	273,341
Kingdom of Belgium(a)
	4,485,000	3.750		09/28/20	5,489,219
	3,140,000	2.600		06/22/24	3,906,197
Republic of Indonesia(a)
	650,000	2.625		06/14/23	687,644
	420,000	3.750		06/14/28	450,403
Republic of Ireland
	860,000	4.500		04/18/20	1,054,478
	510,000	3.400		03/18/24	653,402
Republic of Italy
	7,080,996	2.150		11/12/17	7,627,174
	1,310,000	5.000		08/01/39	1,913,434

Principal Amount		Interest Rate		Maturity Date	Value
Foreign Sovereign Debt Obligations – (continued)
Euro – (continued)
Spain Government Bond
EUR	9,740,000	3.800	%(a)	01/31/17	$ 10,282,815
	10,660,000	0.500		10/31/17	11,295,280
	2,200,000	4.800	(a)	01/31/24	2,935,339
	2,230,000	3.800	(a)	04/30/24	2,813,066
	1,250,000	2.750	(a)	10/31/24	1,479,540
	5,345,000	5.900	(a)	07/30/26	7,906,353

					153,325,979

Japanese Yen – 21.4%
Government of Japan
JPY	2,402,800,000	0.300		03/20/18	20,697,899
	667,500,000	0.200		09/20/18	5,750,123
	4,239,500,000	1.300		06/20/20	38,072,977
	50,000	0.400		06/20/25	442
	436,000,000	2.200		03/20/31	4,758,639
	225,000,000	1.700		09/20/32	2,330,952
	214,000,000	1.400		09/20/34	2,128,904
	1,574,200,000	2.500		09/20/34	18,163,204
	487,000,000	2.200		09/20/39	5,549,571
	454,000,000	1.400		09/20/45	4,597,646
	141,600,000	2.000		03/20/52	1,674,823
	312,700,000	1.400		03/20/55	3,221,740
Japan Government Five Year Bond
	419,000,000	0.100		09/20/21	3,619,766
Japan Government Ten Year Bond
	813,050,000	0.100		06/20/26	7,007,221
	529,250,000	0.100		09/20/26	4,555,920
Japan Government Two Year Bond
	2,939,450,000	0.100		12/15/18	25,295,240
Japan Treasury Discount Bill(b)
	2,080,000,000	0.000		02/06/17	17,801,152
Japanese Government CPI Linked Bond
	23,382,500	0.100		09/10/24	212,368
	1,565,190,300	0.100		03/10/25	14,235,699
	1,316,111,160	0.100		03/10/26	12,009,690

					191,683,976

Mexican Peso – 0.3%
United Mexican States
MXN	14,818,900	8.000		12/07/23	741,345
	18,960,400	7.750		11/23/34	906,258
	13,763,300	10.000		11/20/36	806,080
	377,300	8.500		11/18/38	19,344

					2,473,027

Polish Zloty – 0.0%
Poland Government Bond
PLN	640,000	2.000		04/25/21	148,017
	290,000	4.000		10/25/23	72,164
	790,000	5.750		04/25/29	224,909

					445,090

Russian Ruble – 0.0%
Russian Federation Bond
RUB	26,160,000	7.050		01/19/28	388,157

South African Rand – 0.2%
Republic of South Africa
ZAR	18,820,000	7.750		02/28/23	1,313,107

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Foreign Sovereign Debt Obligations – (continued)
South African Rand – (continued)
Republic of South Africa – (continued)
ZAR	6,569,608	10.500%		12/21/26	$ 527,420

					1,840,527

South Korean Won – 0.4%
Republic of Korea
KRW	3,819,000,000	5.000		06/10/20	3,499,487

Swedish Krona – 0.3%
Sweden Government Bond
SEK	21,290,000	3.500		06/01/22	2,796,495

United States Dollar – 1.5%
Republic of Chile
	$6,171,000	3.125		01/21/26	6,101,576
	150,000	3.625		10/30/42	139,688
Republic of Colombia(c)
	200,000	5.625		02/26/44	206,000
	200,000	5.000		06/15/45	190,500
Republic of Indonesia
	970,000	5.875		01/15/24	1,069,425
	200,000	4.125	(a)	01/15/25	198,750
	1,110,000	4.125		01/15/25	1,103,062
	1,050,000	6.750		01/15/44	1,267,875
	230,000	5.125		01/15/45	229,425
Republic of Kazakhstan
	550,000	5.125		07/21/25	587,125
Republic of Korea
	660,000	7.125		04/16/19	737,730
Republic of Peru
	580,000	6.550		03/14/37	727,900
Republic of South Africa
	210,000	5.875		09/16/25	224,175
United Mexican States
	180,000	4.750		03/08/44	164,025
	420,000	5.750		10/12/10	389,025

					13,336,281

TOTAL FOREIGN SOVEREIGN DEBT OBLIGATIONS (Cost $423,374,377)					$406,421,183

Corporate Obligations – 17.5%
Automotive – 0.0%
Ford Motor Credit Co. LLC
	$300,000	4.250%		02/03/17	$ 300,591

Banks – 7.5%
ABN AMRO Bank NV(a)
	800,000	4.750		07/28/25	809,407
Bank of America Corp.
EUR	300,000	4.625		08/07/17	324,681
	$1,550,000	5.750		12/01/17	1,605,566
	1,000,000	5.650		05/01/18	1,047,762
	1,400,000	2.600		01/15/19	1,411,967
	600,000	2.650		04/01/19	606,338
	1,450,000	4.125		01/22/24	1,506,914
	150,000	3.875		08/01/25	152,525
	3,500,000	3.248	(c)	10/21/27	3,341,450
	650,000	4.183	(c)	11/25/27	650,415
	100,000	6.110		01/29/37	117,230

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Banks – (continued)
Bank of Ireland
EUR	1,296,000	1.250%		04/09/20	$ 1,402,379
Cie de Financement Foncier SA
	2,591,000	3.750		01/24/17	2,733,663
Citigroup, Inc.(c)
	$1,300,000	3.200		10/21/26	1,243,089
Cooperatieve Rabobank UA
EUR	800,000	3.875		07/25/23	967,234
Credit Agricole SA(a)
	$1,500,000	2.125		04/17/18	1,502,913
Credit Suisse AG
	750,000	6.500		08/08/23	796,688
Deutsche Bank AG
EUR	100,000	5.125		08/31/17	108,526
	$150,000	2.850		05/10/19	149,363
	100,000	3.125		01/13/21	98,320
	1,200,000	4.250	(a)	10/14/21	1,204,627
DNB Boligkreditt AS
EUR	7,000,000	3.375		01/20/17	7,381,153
HSBC Holdings PLC
	$200,000	4.250		08/18/25	201,830
	450,000	6.800		06/01/38	569,867
HSBC SFH France SA
EUR	12,250,000	3.375		01/20/17	12,917,018
ING Bank NV
	300,000	6.125	(c)(d)	05/29/23	340,269
	$900,000	5.800	(a)	09/25/23	988,910
	600,000	4.125	(c)(d)	11/21/23	606,486
Intesa Sanpaolo SpA
	800,000	2.375		01/13/17	800,110
	1,700,000	3.875		01/16/18	1,722,596
	900,000	3.875		01/15/19	916,127
	500,000	5.017	(a)	06/26/24	459,375
JPMorgan Chase & Co.(c)
	4,150,000	3.300		04/01/26	4,077,599
KBC Bank NV(c)(d)
	1,000,000	8.000		01/25/23	1,054,500
Mitsubishi UFJ Financial Group, Inc.
	1,150,000	2.950		03/01/21	1,157,676
Morgan Stanley, Inc.
	500,000	5.625		09/23/19	541,980
EUR	900,000	2.375		03/31/21	1,025,365
	$50,000	3.875		04/29/24	51,279
	1,700,000	3.700		10/23/24	1,720,250
EUR	300,000	1.750		01/30/25	326,371
	$300,000	4.000		07/23/25	307,505
	1,000,000	3.950		04/23/27	989,909
	350,000	4.300		01/27/45	348,799
Santander UK PLC(a)
	600,000	5.000		11/07/23	610,394
Synchrony Financial(c)
	100,000	1.875		08/15/17	100,081
	250,000	3.000		08/15/19	253,240
The Bank of Tokyo-Mitsubishi UFJ Ltd.(a)
	1,050,000	1.700		03/05/18	1,046,627
UBS Group Funding Jersey Ltd.(a)
	2,400,000	3.000		04/15/21	2,401,265
	1,750,000	4.125		09/24/25	1,783,717

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Banks – (continued)
Wells Fargo & Co.
	$850,000	3.000%		10/23/26	$ 809,538

					67,290,893

Chemicals(c) – 0.1%
LyondellBasell Industries NV
	500,000	5.000		04/15/19	528,326

Communications – 1.9%
America Movil SAB de CV
MXN	5,260,000	6.000		06/09/19	241,537
American Tower Corp.(c)
	$450,000	3.300		02/15/21	455,126
AT&T, Inc.(c)
	1,750,000	3.400		05/15/25	1,686,690
	150,000	4.750		05/15/46	142,113
	250,000	4.500		03/09/48	224,643
British Telecommunications PLC
GBP	244,000	6.625		06/23/17	308,728
Charter Communications Operating LLC/Charter Communications Operating Capital(c)
	$150,000	3.579		07/23/20	153,035
	1,150,000	4.908		07/23/25	1,212,020
Telefonica Emisiones SAU
EUR	2,600,000	1.460		04/13/26	2,698,301
Time Warner Cable LLC
	$300,000	6.750		07/01/18	320,286
	450,000	5.000		02/01/20	477,598
	100,000	4.125	(c)	02/15/21	103,384
	28,000	7.300		07/01/38	34,444
	100,000	5.500	(c)	09/01/41	101,661
Verizon Communications, Inc.
	2,248,000	2.625		02/21/20	2,269,567
	350,000	4.500		09/15/20	374,540
	750,000	5.150		09/15/23	829,307
	2,700,000	3.500	(c)	11/01/24	2,691,338
	2,600,000	2.625		08/15/26	2,393,435
	505,000	4.522		09/15/48	484,251

					17,202,004

Consumer Cyclical Services(c) – 0.4%
Marriott International, Inc.
	1,200,000	2.300		01/15/22	1,164,057
	700,000	3.125		06/15/26	662,572
The Priceline Group, Inc.
	1,250,000	3.650		03/15/25	1,246,526
	500,000	3.600		06/01/26	494,502

					3,567,657

Diversified Manufacturing – 0.0%
Roper Technologies, Inc.
	400,000	2.050		10/01/18	401,360

Electric – 0.8%
Berkshire Hathaway Energy Co.
	350,000	5.950		05/15/37	428,758
EDP Finance BV
EUR	200,000	4.875		09/14/20	240,091
	350,000	4.125		01/20/21	411,674
	100,000	2.625		01/18/22	110,902

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Electric – (continued)
EDP Finance BV – (continued)
EUR	500,000	2.375%		03/23/23	$ 543,557
	550,000	1.125		02/12/24	548,522
	650,000	2.000		04/22/25	670,873
Electricite de France SA(c)(d)
	2,400,000	4.125		01/22/49	2,488,465
Enel Finance International NV
GBP	150,000	5.625		08/14/24	225,128
	100,000	5.750		09/14/40	162,675
Exelon Corp.(c)
	$450,000	3.950		06/15/25	462,617
Ruwais Power Co. PJSC(a)
	520,000	6.000		08/31/36	590,850

					6,884,112

Energy – 2.2%
Anadarko Petroleum Corp.
	50,000	3.450	(c)	07/15/24	49,082
	1,050,000	6.450		09/15/36	1,249,674
Apache Corp.(c)
	100,000	3.250		04/15/22	101,571
	1,400,000	2.625		01/15/23	1,346,208
APT Pipelines Ltd.
EUR	300,000	1.375		03/22/22	318,520
	150,000	2.000		03/22/27	156,694
BP Capital Markets PLC
	$250,000	3.814		02/10/24	259,716
EUR	950,000	0.830	(c)	09/19/24	989,618
	$650,000	3.017	(c)	01/16/27	627,292
Buckeye Partners LP(c)
	550,000	4.150		07/01/23	556,542
Columbia Pipeline Group, Inc.
	100,000	2.450		06/01/18	100,489
	150,000	3.300	(c)	06/01/20	152,804
Devon Energy Corp.(c)
	500,000	3.250		05/15/22	496,827
	200,000	5.600		07/15/41	205,999
	650,000	4.750		05/15/42	614,052
	450,000	5.000		06/15/45	442,051
Dolphin Energy Ltd.
	255,920	5.888	(a)	06/15/19	267,116
	171,832	5.888		06/15/19	179,350
Energy Transfer Partners LP(c)
	150,000	3.600		02/01/23	147,526
Enterprise Products Operating LLC(c)
	700,000	2.850		04/15/21	705,325
	500,000	3.750		02/15/25	508,031
Kinder Morgan Energy Partners LP(c)
	470,000	3.950		09/01/22	482,551
Kinder Morgan, Inc.(c)
	350,000	3.050		12/01/19	355,025
	3,000,000	5.000	(a)	02/15/21	3,195,528
	300,000	4.300		06/01/25	308,870
Petroleos Mexicanos
	32,000	6.375		02/04/21	34,000
EUR	920,000	5.125		03/15/23	1,044,703
	$23,000	5.500		06/27/44	19,141
	30,000	6.375		01/23/45	27,300
Phillips 66 Partners LP(c)
	1,300,000	3.550		10/01/26	1,258,102
Plains All American Pipeline LP/PAA Finance Corp.(c)
	1,600,000	4.500		12/15/26	1,623,114

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Energy – (continued)
Plains All American Pipeline LP/PAA Finance Corp.(c) – (continued)
	$700,000	4.700%	06/15/44	$ 623,722
Williams Partners LP(c)
	550,000	3.600	03/15/22	552,910
	450,000	3.900	01/15/25	441,340

				19,440,793

Financial Companies – 0.3%
GE Capital European Funding Unlimited Co.
EUR	1,200,000	2.875	06/18/19	1,354,344
GE Capital International Funding Co.
	$1,500,000	3.373	11/15/25	1,524,864

				2,879,208

Food & Beverage – 1.1%
Anheuser-Busch InBev Finance, Inc.(c)
	2,050,000	2.650	02/01/21	2,061,777
	600,000	3.300	02/01/23	610,639
	1,100,000	4.900	02/01/46	1,188,957
CVS Health Corp.(c)
	550,000	2.800	07/20/20	558,033
	300,000	3.500	07/20/22	308,248
	350,000	4.000	12/05/23	368,776
	222,000	3.875	07/20/25	229,015
Kraft Heinz Foods Co.(c)
	600,000	2.800	07/02/20	605,701
	500,000	3.500	07/15/22	507,552
	500,000	3.950	07/15/25	506,518
	150,000	5.000	07/15/35	157,365
Pernod-Ricard SA(a)
	400,000	4.450	01/15/22	424,390
Sigma Alimentos SA de CV(a)(c)
	500,000	4.125	05/02/26	471,875
Walgreens Boots Alliance, Inc.(c)
	750,000	2.600	06/01/21	745,291
	850,000	3.450	06/01/26	834,361

				9,578,498

Health Care - Services – 0.1%
Humana, Inc.(c)
	150,000	3.850	10/01/24	153,555
UnitedHealth Group, Inc.
	700,000	2.875	12/15/21	709,552

				863,107

Insurance – 0.3%
Allianz Finance II BV(c)(d)
EUR	100,000	5.750	07/08/41	122,412
American International Group, Inc.(c)
	$350,000	3.875	01/15/35	328,767
	500,000	4.800	07/10/45	518,960
MetLife, Inc.
	500,000	4.368	09/15/23	538,050
	110,000	3.600	04/10/24	112,918
QBE Insurance Group Ltd.(a)
	400,000	2.400	05/01/18	400,437

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Insurance – (continued)
Standard Life PLC(c)(d)
GBP	150,000	6.546%		01/06/49	$ 192,267

					2,213,811

Metals & Mining – 0.0%
Rio Tinto Finance USA Ltd.
	$298,000	9.000		05/01/19	343,610

Noncaptive - Financial – 0.2%
Capital One Financial Corp.(c)
	1,000,000	4.200		10/29/25	1,003,326
General Electric Co.
MXN	2,000,000	8.500		04/06/18	97,307
	$350,000	5.550		05/04/20	386,655
	150,000	4.650		10/17/21	164,541

					1,651,829

Pharmaceuticals – 0.9%
Actavis Funding SCS
	50,000	2.450		06/15/19	50,212
	250,000	3.000	(c)	03/12/20	253,466
	100,000	3.450	(c)	03/15/22	101,501
	800,000	3.800	(c)	03/15/25	800,943
EMD Finance LLC(a)(c)
	2,050,000	3.250		03/19/25	2,003,998
Forest Laboratories LLC(a)(c)
	300,000	4.375		02/01/19	311,741
	4,100,000	5.000		12/15/21	4,432,850

					7,954,711

Real Estate Investment Trusts(c) – 0.5%
HCP, Inc.
	100,000	2.625		02/01/20	100,134
	1,750,000	5.375		02/01/21	1,911,705
	200,000	4.250		11/15/23	205,378
Ventas Realty LP
	1,600,000	3.500		02/01/25	1,575,242
Ventas Realty LP/Ventas Capital Corp.
	200,000	3.250		08/15/22	201,891
WEA Finance LLC/Westfield UK & Europe Finance PLC(a)
	350,000	2.700		09/17/19	354,006
	400,000	3.750		09/17/24	404,451

					4,752,807

Restaurants(c) – 0.0%
McDonald’s Corp.
	100,000	2.750		12/09/20	101,115

Technology(c) – 0.3%
Fidelity National Information Services, Inc.
	650,000	4.500		10/15/22	691,443
	1,100,000	5.000		10/15/25	1,198,048
Oracle Corp.
	1,050,000	2.950		05/15/25	1,029,295

					2,918,786

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Tobacco – 0.6%
BAT International Finance PLC(a)
$800,000	2.750%		06/15/20	$ 804,279
200,000	3.500		06/15/22	204,987
Reynolds American, Inc.
108,000	3.250		06/12/20	110,664
150,000	4.000		06/12/22	156,888
2,700,000	4.450	(c)	06/12/25	2,850,690
250,000	5.700	(c)	08/15/35	287,160
1,100,000	5.850	(c)	08/15/45	1,302,539

				5,717,207

Transportation(a) – 0.3%
Penske Truck Leasing Co. LP/PTL Finance Corp.
2,350,000	3.375	(c)	02/01/22	2,369,879
450,000	4.250		01/17/23	467,369

				2,837,248

TOTAL CORPORATE OBLIGATIONS (Cost $158,486,866)				$157,427,673

Asset-Backed Securities – 10.6%
Collateralized Loan Obligations(a)(d) – 6.9%
B&M CLO Ltd. Series 2014-1A, Class A1
$1,750,000	2.079%		04/16/26	$ 1,746,981
Callidus Debt Partners CLO Fund VI Ltd. Series 2006-A, Class A1T
1,128,750	0.975		10/23/21	1,120,291
Cent CLO 21 Ltd. Series 2014-21A, Class A1B
5,100,000	2.124		07/27/26	5,089,943
Duane Street CLO IV Ltd. Series 2007-4A, Class A1R
1,215,836	1.077		11/14/21	1,214,813
Greywolf CLO V Ltd. Series 2015-1A, Class A1
1,800,000	2.315		04/25/27	1,800,752
Halcyon Loan Advisors Funding Ltd. Series 2013-1A, Class A1
2,450,000	1.830		04/15/25	2,439,737
Halcyon Loan Advisors Funding Ltd. Series 2014-1A, Class A1
5,650,000	2.209		04/18/26	5,630,055
Halcyon Loan Advisors Funding Ltd. Series 2014-2A, Class A1B
3,250,000	2.163		04/28/25	3,245,642
OCP CLO Ltd. Series 2016-12A, Class A1
4,650,000	2.456		10/18/28	4,659,635
OFSI Fund V Ltd. Series 2014-7A, Class ACOM
2,850,000	0.000		10/18/26	2,835,750
OHA Credit Partners VIII Ltd. Series 2013-8A, Class A
6,100,000	1.816		04/20/25	6,094,083
Shackleton CLO Ltd. Series 2014-5A, Class A
3,650,000	2.288		05/07/26	3,650,303
Shackleton CLO Ltd. Series 2014-5A, Class B1
550,000	2.788		05/07/26	549,993
Sound Point CLO Vlll Ltd. Series 2015-1A, Class A
900,000	2.210		04/15/27	900,021
Sound Point CLO XI Ltd. Series 2016-1A, Class A
8,350,000	2.282		07/20/28	8,379,500
Sound Point CLO XI Ltd. Series 2016-1A, Class B1
1,700,000	3.032		07/20/28	1,713,452
Trinitas CLO II Ltd. Series 2014-2A, Class A1
995,000	1.950		07/15/26	987,263
Trinitas CLO II Ltd. Series 2014-2A, Class B1
255,000	2.470		07/15/26	250,190
Trinitas CLO Ltd. Series 2014-1A, Class A1
1,550,000	2.210		04/15/26	1,550,386

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Collateralized Loan Obligations(a)(d) – (continued)
Whitehorse VIII Ltd. Series 2014-1A, Class A
$3,500,000	2.257%	05/01/26	$ 3,496,255
Zais CLO 4 Ltd. Series 2016-1A, Class A
4,689,387	2.268	05/10/25	4,689,668

			62,044,713

Credit Card(a) – 0.3%
Golden Credit Card Trust Series 2016-5A, Class A
2,600,000	1.600	09/15/21	2,571,340

Home Equity(d) – 0.2%
CIT Mortgage Loan Trust Series 2007-1, Class 2A3(a)
2,002,375	2.206	10/25/37	2,000,079
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 1A1
34,486	7.000	09/25/37	34,257
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 2A1
77,833	7.000	09/25/37	77,959

			2,112,295

Other(a)(d) – 0.9%
Mortgage Repurchase Agreement Financing Trust Series 2016-1, Class A
2,300,000	1.637	09/10/18	2,300,000
Mortgage Repurchase Agreement Financing Trust Series 2016-2, Class A
2,275,000	1.837	03/10/19	2,275,000
Mortgage Repurchase Agreement Financing Trust Series 2016-3, Class A1
1,200,000	1.537	11/10/18	1,200,000
Station Place Securitization Trust Series 2015-2, Class A
2,050,000	1.586	05/15/18	2,050,000

			7,825,000

Student Loans(d) – 2.3%
Chase Education Loan Trust Series 2007-A, Class A3
347,284	0.923	12/28/23	341,806
Educational Services of America, Inc. Series 2010-1, Class A1(a)
633,597	1.565	07/25/23	630,531
Educational Services of America, Inc. Series 2015-2, Class A(a)
2,517,595	1.584	12/25/56	2,500,205
Knowledgeworks Foundation Student Loan Series 2010-1, Class A
591,168	1.775	02/25/42	575,779
Nelnet Student Loan Trust Series 2006-2, Class A5
1,819,163	0.815	01/25/30	1,809,400
Nelnet Student Loan Trust Series 2010-3A, Class A(a)
591,820	1.495	07/27/48	588,817
Nelnet Student Loan Trust Series 2011-1A, Class A(a)
323,400	1.434	02/25/43	323,195
Northstar Education Finance, Inc. Series 2004-2, Class A3
153,517	1.060	07/30/18	153,261
PHEAA Student Loan Trust Series 2016-1A, Class A(a)
4,200,131	1.734	09/25/65	4,210,679
Scholar Funding Trust Series 2010-A, Class A(a)
1,005,397	1.493	10/28/41	985,790
SLC Student Loan Center Series 2011-1, Class A(a)
722,849	1.804	10/25/27	714,472
SLC Student Loan Trust Series 2006-1, Class A4
53,417	0.930	12/15/21	53,353
SLC Student Loan Trust Series 2006-1, Class A5
2,550,000	0.960	03/15/27	2,517,820
SLM Student Loan Trust Series 2005-3, Class A5
1,148,033	0.805	10/25/24	1,141,795

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Student Loans(d) – (continued)
SLM Student Loan Trust Series 2006-5, Class A5
$2,722,367	0.825%	01/25/27	$ 2,702,358
Wachovia Student Loan Trust Series 2006-1, Class A5(a)
1,589,631	0.835	07/26/27	1,581,147

			20,830,408

TOTAL ASSET-BACKED SECURITIES (Cost $94,598,448)			$ 95,383,756

Mortgage-Backed Obligations – 15.9%
Adjustable Rate Non-Agency(d) – 0.3%
Countrywide Alternative Loan Trust Series 2005-38, Class A1
$122,500	2.042%	09/25/35	$ 115,493
Countrywide Alternative Loan Trust Series 2006-OA1, Class 2A1
673,800	0.772	03/20/46	510,805
Countrywide Home Loan Mortgage Pass-Through Trust Series 2004-HYB5, Class 2A1
105,047	3.045	04/20/35	108,589
Harborview Mortgage Loan Trust Series 2006-6, Class 3A1A
758,621	3.376	08/19/36	656,153
Residential Accredit Loans, Inc. Series 2005-Q05, Class A1
967,234	1.542	01/25/46	726,976
Sequoia Mortgage Trust Series 2004-10, Class A3A
158,968	1.921	11/20/34	159,142

TOTAL ADJUSTABLE RATE NON-AGENCY			$ 2,277,158

Collateralized Mortgage Obligations – 1.3%
FHLMC REMIC Series 3852, Class SW(d)
$821,720	5.296%	05/15/41	$ 130,769
FHLMC REMIC Series 4314, Class SE(d)
579,462	5.346	03/15/44	102,898
FHLMC REMIC Series 4320, Class SD(d)
474,463	5.396	07/15/39	76,783
FHLMC REMIC Series 4583, Class ST(d)
1,936,239	5.296	05/15/46	378,527
FHLMC STRIPS Series 304, Class C45
550,529	3.000	12/15/27	57,374
FNMA REMIC Series 2010-126, Class LS(d)
2,225,069	4.383	11/25/40	366,635
FNMA REMIC Series 2011-124, Class SC(d)
759,266	5.794	12/25/41	142,301
FNMA REMIC Series 2011-52, Class GB
734,496	5.000	06/25/41	803,856
FNMA REMIC Series 2011-99, Class DB
686,015	5.000	10/25/41	751,961
FNMA REMIC Series 2012-111, Class B
89,250	7.000	10/25/42	104,555
FNMA REMIC Series 2012-153, Class B
354,278	7.000	07/25/42	409,348
FNMA REMIC Series 2012-5, Class SA(d)
968,747	5.194	02/25/42	167,742
FNMA REMIC Series 2013-121, Class SA(d)
1,008,696	5.344	12/25/43	163,334
FNMA REMIC Series 2013-130, Class SN(d)
2,054,819	5.894	10/25/42	387,755
FNMA REMIC Series 2013-96, Class SW(d)
442,913	5.344	09/25/43	76,623

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
FNMA REMIC Series 2014-6, Class SA(d)
$737,352	5.844%	02/25/44	$ 142,728
FNMA REMIC Series 2014-87, Class MS(d)
1,846,517	5.494	01/25/45	304,367
FNMA REMIC Series 2015-79, Class SA(d)
712,495	5.494	11/25/45	118,747
FNMA REMIC Series 2015-81, Class SA(d)
3,391,503	4.944	11/25/45	481,069
FNMA REMIC Series 2015-82, Class MS(d)
966,840	4.944	11/25/45	142,273
FNMA REMIC Series 2015-86, Class BS(d)
401,352	4.944	11/25/45	59,130
FNMA REMIC Series 2016-1, Class SJ(d)
1,741,709	5.394	02/25/46	357,017
FNMA REMIC Series 2016-3, Class IP
1,567,737	4.000	02/25/46	344,783
GNMA REMIC Series 2010-101, Class S(d)
1,546,915	5.261	08/20/40	268,587
GNMA REMIC Series 2010-20, Class SE(d)
1,144,897	5.511	02/20/40	197,348
GNMA REMIC Series 2010-31, Class SA(d)
663,867	5.011	03/20/40	105,520
GNMA REMIC Series 2012-149, Class MS(d)
868,210	5.511	12/20/42	147,682
GNMA REMIC Series 2013-134, Class DS(d)
250,317	5.361	09/20/43	42,420
GNMA REMIC Series 2013-152, Class SG(d)
456,366	5.411	06/20/43	76,743
GNMA REMIC Series 2013-152, Class TS(d)
446,481	5.361	06/20/43	73,636
GNMA REMIC Series 2013-167, Class SG(d)
233,433	5.411	11/20/43	38,670
GNMA REMIC Series 2013-181, Class SA(d)
1,443,497	5.361	11/20/43	241,707
GNMA REMIC Series 2014-132, Class SL(d)
1,088,634	5.361	10/20/43	160,192
GNMA REMIC Series 2014-133, Class BS(d)
525,087	4.861	09/20/44	78,773
GNMA REMIC Series 2014-188, Class IB
1,252,451	4.000	12/20/44	194,343
GNMA REMIC Series 2014-41, Class SA(d)
290,111	5.361	03/20/44	51,756
GNMA REMIC Series 2015-110, Class MS(d)
3,165,062	4.971	08/20/45	478,756
GNMA REMIC Series 2015-111, Class IM
1,489,652	4.000	08/20/45	245,589
GNMA REMIC Series 2015-117, Class KI
4,424,333	5.000	08/20/45	898,415
GNMA REMIC Series 2015-123, Class SP(d)
763,026	5.511	09/20/45	129,403
GNMA REMIC Series 2015-126, Class HS(d)
1,173,350	5.461	09/20/45	199,079
GNMA REMIC Series 2015-129, Class IC
676,427	4.500	09/16/45	122,048
GNMA REMIC Series 2015-14, Class IO
2,265,292	5.000	10/20/44	468,936
GNMA REMIC Series 2015-167, Class AS(d)
598,345	5.511	11/20/45	94,191
GNMA REMIC Series 2015-168, Class SD(d)
358,092	5.461	11/20/45	58,633
GNMA REMIC Series 2015-57, Class AS(d)
2,517,556	4.861	04/20/45	368,896

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
GNMA REMIC Series 2015-64, Class SG(d)
$1,688,152	4.861%	05/20/45	$ 297,350
GNMA REMIC Series 2016-1, Class ST(d)
703,092	5.461	01/20/46	119,643
GNMA REMIC Series 2016-138, Class GI
1,523,766	4.000	10/20/46	280,679
GNMA REMIC Series 2016-27, Class IA
1,004,786	4.000	06/20/45	151,142
GNMA REMIC Series 2016-4, Class SM(d)
1,042,388	4.911	01/20/46	159,667
GNMA REMIC Series 2016-6, Class SB(d)
987,947	4.911	01/20/46	153,030

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 11,973,409

Commercial Mortgage-Backed Securities – 1.8%
Banc of America Commercial Mortgage, Inc. Series 2007-2, Class AM(d)
$600,000	5.708%	04/10/49	$ 601,718
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW18, Class A1A
2,147,838	5.602	06/11/50	2,205,236
Commercial Mortgage Trust Series 2007-C9, Class A1A(d)
3,572,223	5.785	12/10/49	3,616,480
FNMA ACES Series 2012-M8, Class ASQ2
102,782	1.520	12/25/19	102,729
FNMA ACES Series 2012-M8, Class ASQ3
300,000	1.801	12/25/19	300,630
FREMF Mortgage Trust Series 2015-K44, Class B(a)(d)
1,750,000	3.684	01/25/48	1,668,820
GS Mortgage Securities Trust Series 2007-GG10, Class A1A(d)
3,224,663	5.797	08/10/45	3,261,308
LB Commercial Mortgage Trust Series 2007-C3, Class A1A(d)
2,838,990	5.875	07/15/44	2,876,327
Morgan Stanley Capital I Trust Series 2007-HQ11, Class AM(d)
138,838	5.478	02/12/44	138,733
Wachovia Bank Commercial Mortgage Trust Series 2007-C34, Class A1A(d)
1,580,283	5.608	05/15/46	1,596,422

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$ 16,368,403

Federal Agencies – 12.5%
FHLMC – 0.1%
$52	5.000%	01/01/17	$ 52
421	5.000	02/01/17	428
622	5.000	03/01/17	635
1,835	5.000	04/01/17	1,873
76	5.000	05/01/17	77
44	5.000	06/01/17	45
187	5.000	08/01/17	191
12,342	5.000	09/01/17	12,642
17,133	5.000	10/01/17	17,555
13,564	5.000	11/01/17	13,894
14,070	5.000	12/01/17	14,415
19,233	5.000	01/01/18	19,676
43,292	5.000	02/01/18	44,214
44,543	5.000	03/01/18	45,549
46,395	5.000	04/01/18	47,419
33,956	5.000	05/01/18	34,768

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FHLMC – (continued)
$10,543	5.000%	06/01/18	$ 10,787
10,940	5.000	07/01/18	11,202
4,375	5.000	08/01/18	4,482
3,031	5.000	09/01/18	3,108
16,686	5.000	10/01/18	17,127
18,436	5.000	11/01/18	18,933
13,727	5.000	12/01/18	14,086
7,989	5.000	01/01/19	8,195
975	5.000	02/01/19	1,003
2,413	5.000	03/01/19	2,474
3,616	5.000	01/01/33	3,962
776	5.000	06/01/33	848
7,632	5.000	07/01/33	8,342
9,477	5.000	08/01/33	10,357
1,620	5.000	10/01/33	1,771
7,320	5.000	11/01/33	8,001
2,256	5.000	12/01/33	2,465
6,997	5.000	02/01/34	7,646
2,884	5.000	03/01/34	3,150
4,308	5.000	04/01/34	4,706
8,724	5.000	05/01/34	9,535
115,230	5.000	06/01/34	125,931
1,561	5.000	11/01/34	1,705
31,463	5.000	04/01/35	34,388
2,826	5.000	11/01/35	3,089
8,216	5.000	02/01/37	9,125
796	5.000	11/01/37	869
295,718	7.000	02/01/39	342,522
43,368	5.000	01/01/40	47,473
18,462	4.000	06/01/40	19,475
215,518	4.000	02/01/41	227,383
15,202	4.000	11/01/41	16,047

			1,233,620

FNMA – 1.5%
661	5.000	04/01/18	676
4,022	5.000	05/01/18	4,109
636	5.000	06/01/18	651
610	5.000	11/01/18	627
1,023	5.000	03/01/19	1,056
1,050	5.000	04/01/19	1,086
4,000,000	4.506	06/01/19	4,058,707
2,849	5.000	08/01/33	3,128
2,046	5.500	02/01/34	2,312
4,184	5.500	05/01/34	4,736
2,099	5.500	10/01/34	2,371
14,185	5.500	12/01/34	16,031
4,021	5.500	04/01/35	4,539
3,375	5.500	07/01/35	3,816
510,740	4.500	07/01/36	551,100
52,704	4.500	12/01/36	56,869
49,051	4.500	05/01/38	52,975
178,189	7.000	03/01/39	205,473
35,787	4.500	05/01/39	38,905
21,003	4.500	06/01/39	22,833
17,574	4.500	08/01/39	19,105
27,377	4.500	09/01/39	29,561
34,247	4.500	10/01/39	36,979
13,009	4.500	03/01/40	14,047
186,018	4.500	04/01/40	200,559
188,641	5.000	06/01/40	205,921
12,821	4.500	12/01/40	13,823
205,980	4.500	01/01/41	222,192

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
	$55,661	4.500%	04/01/41	$ 60,043
	88,921	4.500	06/01/41	95,940
	82,466	4.500	07/01/41	88,957
	76,441	5.000	07/01/41	83,655
	127,828	4.500	08/01/41	137,943
	368,439	4.500	09/01/41	397,592
	279,213	4.500	10/01/41	301,190
	236,102	4.500	11/01/41	254,685
	110,244	4.500	12/01/41	118,946
	160,498	4.500	01/01/42	173,142
	44,753	4.500	03/01/42	48,318
	68,527	4.500	04/01/42	73,842
	133,986	3.000	12/01/42	134,243
	334,815	3.000	01/01/43	335,456
	398,833	3.000	04/01/43	399,597
	333,524	3.500	07/01/43	343,486
	503,077	3.500	08/01/43	518,103
	3,882,301	3.500	08/01/45	4,005,594
	75,575	3.500	11/01/45	77,520

				13,422,439

GNMA – 10.9%
	9,862,896	4.000	10/20/43	10,504,369
	1,000,000	4.000	11/20/44	1,064,166
	5,655,632	4.000	07/20/45	6,016,399
	1,212,015	4.000	08/20/45	1,289,329
	2,747,402	4.000	09/20/45	2,922,656
	3,849,381	4.000	10/20/45	4,093,726
	1,007,026	4.000	11/20/45	1,070,353
	2,007,809	4.000	01/20/46	2,135,258
	1,941,008	4.000	02/20/46	2,063,068
	7,000,002	4.000	04/20/46	7,439,963
	3,000,001	4.000	05/20/46	3,189,025
	4,983,942	4.000	06/20/46	5,295,633
	1,964,533	4.000	07/20/46	2,088,007
	31,127,908	4.000	08/20/46	33,074,619
	3,069,163	4.000	09/20/46	3,262,456
	173,783	4.000	10/20/46	184,728
	3,000,002	4.000	11/20/46	3,188,939
	8,000,000	4.000	TBA-30yr(e)	8,496,250

				97,378,944

TOTAL FEDERAL AGENCIES				$112,035,003

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $144,356,998)				$142,653,973

Agency Debenture – 0.3%
FHLMC
	$1,800,000	6.750%	03/15/31	$ 2,534,220
(Cost $2,350,414)

Government Guarantee Obligations(f) – 1.8%
Banca Monte dei Paschi di Siena SpA
EUR	3,500,000	3.500%	03/20/17	$ 3,706,861
Canada Housing Trust No. 1(a)
CAD	5,200,000	2.350	12/15/18	3,979,909
Dexia Credit Local SA
GBP	1,800,000	1.875	07/17/17	2,235,547
	$3,500,000	1.875 (a)	03/28/19	3,481,044

Principal Amount		Interest Rate	Maturity Date	Value
Government Guarantee Obligations(f) – (continued)
Kreditanstalt fuer Wiederaufbau
AUD	3,000,000	6.000%	08/20/20	$ 2,410,694

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS (Cost $18,443,150)				$ 15,814,055

U.S. Treasury Obligations – 5.8%
United States Treasury Inflation Protected Securities
	$5,050,062	0.375%	07/15/23	$ 5,101,169
	11,758,033	0.625	01/15/24	11,976,026
	7,441,580	0.125	07/15/24	7,320,878
	637,460	2.125	02/15/40	790,953
	1,980,976	1.375	02/15/44	2,166,018
United States Treasury Note
	25,120,000	2.000	12/31/21	25,212,190

TOTAL U.S. TREASURY OBLIGATIONS (Cost $52,409,657)				$ 52,567,234

Shares		Distribution Rate		Value
Investment Company(d)(g) – 2.2%
Goldman Sachs Financial Square Government Fund - Institutional Shares
	19,471,419	0.450%		$ 19,471,419
(Cost $19,471,419)

TOTAL INVESTMENTS – 99.4% (Cost $913,491,329)				$892,273,513

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.6%				4,958,883

NET ASSETS – 100.0%				$897,232,396

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $161,249,513, which represents approximately 18.0% of net assets as of December 31, 2016.

(b)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on December 31, 2016.

(e)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $8,496,250, which represents approximately 0.9% of net assets as of December 31, 2016.

(f)	Guaranteed by a foreign government until maturity. Total market value of these securities amounts to $15,814,055, which represents approximately 1.8% of net assets as of December 31, 2016.

(g)	Represents an affiliated Fund.

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Currency Abbreviations:
ARS	— Argentine Peso
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
CNY	— Chinese Yuan Renminbi
COP	— Colombian Peso
CZK	— Czech Koruna
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PHP	— Philippine Peso
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
ACES	— Alternative Credit Enhancement Securities
AUDOR	— Australian Dollar Offered Rate
CDOR	— Canadian Dollar Offered Rate
CHFOR	— Swiss Franc Offered Rate
CLO	— Collateralized Loan Obligation
CPI	— Consumer Price Index
EURO	— Euro Offered Rate
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
FREMF	— Freddie Mac Multi Family
GMAC	— General Motors Acceptance Corporation
GNMA	— Government National Mortgage Association
JYOR	— Japanese Yen Offered Rate
KWCDC	— South Korean Won Certificate of Deposit
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
NIBOR	— Norwegian Interbank Offered Rate
NZDOR	— New Zealand Dollar Offered Rate
PLC	— Public Limited Company
REMIC	— Real Estate Mortgage Investment Conduit
STIBOR	— Stockholm Interbank Offered Rate
STRIPS	— Separate Trading of Registered Interest and Principal of Securities
TIIE	— La Tasa de Interbank Equilibrium Interest Rate
WIBOR	— Warsaw Interbank Offered Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2016, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

Bank of America Securities LLC	BRL	1,366,234	USD	396,344	$419,272	01/04/17	$22,926
	CZK	13,910,070	EUR	516,000	548,346	06/21/17	320
	EUR	526,851	USD	551,144	556,707	03/15/17	5,562
	JPY	139,205,267	USD	1,186,000	1,195,566	03/15/17	9,566
	NZD	380,019	USD	262,392	263,405	03/15/17	1,013
	RUB	42,444,473	USD	652,289	686,390	01/26/17	34,100
	USD	641,697	DKK	4,414,000	625,992	01/26/17	15,706
	USD	594,591	EUR	560,000	591,735	03/15/17	2,856
	USD	593,496	GBP	469,000	579,088	03/15/17	14,408
	USD	2,751,791	MXN	56,934,000	2,737,853	01/20/17	13,938
	USD	584,462	TWD	18,466,070	570,027	01/13/17	14,435
	USD	1,188,000	TWD	37,869,995	1,168,263	01/20/17	19,737
Barclays Bank PLC	BRL	1,135,214	USD	331,000	348,376	01/04/17	17,376
	JPY	54,097,709	EUR	439,589	464,619	03/15/17	119
	NZD	344,749	USD	237,146	238,958	03/15/17	1,812
	PHP	53,618,743	USD	1,075,710	1,077,688	01/19/17	1,979
	PLN	2,483,179	EUR	556,000	592,620	03/15/17	5,112
	SEK	28,692,690	EUR	2,939,230	3,163,453	03/15/17	57,657
	USD	592,046	AUD	793,000	571,218	03/15/17	20,828
	USD	1,269,783	EUR	1,192,687	1,260,276	03/15/17	9,507
	USD	594,801	GBP	473,000	584,027	03/15/17	10,774
	USD	596,000	IDR	8,063,164,800	595,171	01/27/17	829
	USD	355,000	ZAR	4,927,033	353,729	03/15/17	1,271
BNP Paribas SA	ARS	14,064,000	USD	865,344	881,424	01/06/17	16,080
	BRL	8,522,115	USD	2,478,908	2,615,280	01/04/17	136,372
	EUR	576,000	USD	601,201	608,642	03/15/17	7,441
	JPY	70,138,688	USD	594,000	602,387	03/15/17	8,387
	PLN	33,893,291	USD	8,041,685	8,088,763	03/15/17	47,077
	SEK	10,946,493	EUR	1,125,000	1,206,883	03/15/17	18,129
	USD	15,485,397	CAD	20,555,006	15,313,278	01/20/17	172,119
	USD	5,803,496	KRW	6,750,792,340	5,591,797	01/13/17	211,699
	USD	1,138,835	KRW	1,338,183,433	1,108,397	01/19/17	30,438
	USD	1,093,270	KRW	1,295,797,863	1,073,187	02/09/17	20,083
	USD	2,119,271	TRY	7,522,353	2,098,640	03/15/17	20,632
Citibank NA (London)	CZK	27,884,640	EUR	1,034,681	1,099,234	06/21/17	338
	EUR	1,237,188	CZK	33,292,738	1,313,972	06/21/17	1,547
	EUR	551,244	SEK	5,261,238	582,483	03/15/17	2,416
	GBP	362,519	EUR	422,000	447,613	03/15/17	1,699
	INR	137,719,901	USD	2,020,242	2,020,538	01/30/17	296
	JPY	70,028,442	USD	594,000	601,440	03/15/17	7,440
	NOK	2,052,289	USD	236,316	237,778	03/15/17	1,462
	RUB	73,910,134	USD	1,184,000	1,195,236	01/26/17	11,236
	SEK	69,425,642	EUR	7,139,052	7,654,379	03/15/17	110,760
	SEK	19,090,581	USD	2,092,111	2,099,377	01/27/17	7,266
	USD	327,968	CNH	2,264,455	320,885	02/03/17	7,083
	USD	842,183	GBP	674,918	833,342	03/15/17	8,842
	USD	593,000	IDR	7,936,119,000	586,951	01/12/17	6,049
	USD	595,396	ILS	2,268,428	590,139	03/15/17	5,257
	USD	1,196,000	JPY	138,670,220	1,190,971	03/15/17	5,029
	USD	1,816,171	KRW	2,125,918,912	1,760,867	01/19/17	55,304
	USD	196,059	NOK	1,659,162	192,189	01/27/17	3,870
	USD	3,302,022	NZD	4,635,673	3,213,147	03/15/17	88,875
Credit Suisse International (London)	AUD	398,644	USD	286,246	287,153	03/15/17	907
	CHF	1,220,452	EUR	1,137,000	1,204,213	03/15/17	2,780
	NZD	481,899	USD	332,173	334,021	03/15/17	1,848

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

Credit Suisse International (London) (continued)	USD	236,333	AUD	322,419	$232,246	03/15/17	$4,087
	USD	261,000	CLP	172,040,760	256,486	01/19/17	4,514
	USD	26,535,895	GBP	21,276,000	26,226,556	01/06/17	309,340
	USD	173,757,222	JPY	18,998,093,398	162,682,990	01/11/17	11,074,232
	USD	1,191,000	RUB	73,111,567	1,182,322	01/26/17	8,678
Deutsche Bank AG (London)	ARS	2,255,411	USD	138,837	139,810	01/18/17	973
	EUR	373,939	AUD	534,367	395,130	03/15/17	10,213
	EUR	549,120	USD	571,486	580,238	03/15/17	8,753
	INR	9,695,868	USD	141,960	142,208	02/03/17	248
	ZAR	5,084,463	USD	356,000	365,031	03/15/17	9,031
HSBC Bank PLC	BRL	1,911,083	USD	551,000	586,476	01/04/17	35,476
	EUR	570,000	USD	596,308	602,302	03/15/17	5,994
	USD	594,310	AUD	824,000	593,548	03/15/17	762
	USD	527,728	CNH	3,686,179	524,504	01/20/17	3,224
	USD	1,404,446	CNH	9,814,973	1,380,010	03/15/17	24,437
	USD	804,157	CNH	5,720,770	802,061	04/05/17	2,095
	USD	1,146,326	IDR	15,183,083,400	1,122,933	01/12/17	23,392
	USD	593,000	KRW	691,847,170	573,069	01/13/17	19,931
	USD	1,187,000	TWD	37,741,798	1,165,046	01/13/17	21,954
JPMorgan Chase Bank (London)	MYR	2,454,370	USD	545,176	546,975	01/12/17	1,799
	MYR	432,082	USD	96,189	96,227	01/19/17	38
	PLN	13,390,088	EUR	2,994,541	3,195,595	03/15/17	31,356
	SEK	56,160,538	EUR	5,779,409	6,191,863	03/15/17	84,937
	USD	1,186,000	CAD	1,571,246	1,171,304	03/15/17	14,696
	USD	593,000	CNH	4,158,608	584,711	03/15/17	8,289
	USD	3,861,620	JPY	444,396,000	3,805,417	01/11/17	56,203
	USD	600,000	KRW	720,770,400	596,961	01/31/17	3,039
	USD	816,761	NOK	6,873,531	796,367	03/15/17	20,394
	ZAR	3,377,369	USD	237,000	242,473	03/15/17	5,473
Morgan Stanley & Co. International PLC	BRL	3,884,444	USD	1,138,323	1,192,065	01/04/17	53,742
	JPY	69,762,773	USD	593,000	599,158	03/15/17	6,158
	RUB	115,806,217	USD	1,790,582	1,872,758	01/26/17	82,175
	USD	524,205	KRW	618,692,427	512,454	01/19/17	11,751
	USD	1,134,988	MYR	5,016,671	1,118,002	01/12/17	16,986
	USD	595,000	RUB	36,603,999	591,941	01/26/17	3,059
	USD	2,929,789	TWD	92,086,205	2,842,596	01/13/17	87,193
	USD	4,543,189	TWD	144,795,985	4,466,854	01/20/17	76,335
Royal Bank of Canada	CAD	1,614,216	USD	1,194,000	1,203,336	03/15/17	9,336
	NOK	5,201,243	EUR	570,000	602,616	03/15/17	314
	USD	1,022,597	CAD	1,337,946	996,757	01/20/17	25,841
	USD	4,302,547	CAD	5,765,550	4,298,387	03/22/17	4,159
	USD	1,185,000	JPY	137,250,966	1,178,781	03/15/17	6,219
Royal Bank of Scotland PLC	ARS	1,761,801	USD	109,254	110,416	01/06/17	1,163
	CLP	181,301,123	USD	269,515	270,292	01/19/17	777
	EUR	1,130,000	GBP	948,703	1,194,037	03/15/17	22,645
	SEK	42,515,883	EUR	4,381,500	4,687,500	03/15/17	57,702
	USD	592,000	KRW	692,220,219	573,356	01/19/17	18,644
	USD	2,989,480	MXN	61,847,353	2,953,633	03/15/17	35,847
	USD	596,000	TRY	2,134,022	595,365	03/15/17	635
Standard Chartered Bank	BRL	1,555,106	USD	463,112	473,126	02/02/17	10,014
	USD	591,148	AUD	795,000	572,658	03/15/17	18,490
	USD	576,628	CNH	4,037,838	573,939	01/23/17	2,689
	USD	1,187,307	CNH	8,309,435	1,168,327	03/15/17	18,980
	USD	8,954,423	GBP	7,084,083	8,746,927	03/15/17	207,496
	USD	593,000	JPY	68,953,447	592,207	03/15/17	793
	USD	594,000	KRW	693,377,388	574,336	01/13/17	19,664
	USD	1,187,000	SGD	1,709,517	1,180,031	03/15/17	6,969
State Street Bank (London)	EUR	102,663	CZK	2,744,387	109,035	06/21/17	849
	EUR	574,000	SEK	5,495,648	606,528	03/15/17	617
	EUR	6,767,877	USD	7,105,201	7,151,410	03/15/17	46,208
	GBP	487,000	USD	600,266	601,313	03/15/17	1,047
	JPY	279,630,639	USD	2,382,000	2,401,611	03/15/17	19,611
	SEK	8,245,782	EUR	847,000	909,121	03/15/17	14,123
	SEK	24,973,812	EUR	2,558,635	2,754,621	03/22/17	49,878
	USD	2,556,091	AUD	3,427,177	2,472,381	01/12/17	83,711
	USD	1,183,990	AUD	1,602,000	1,153,961	03/15/17	30,029
	USD	2,804,334	CAD	3,680,716	2,743,834	03/15/17	60,500
	USD	456,337	CZK	11,561,297	451,007	01/26/17	5,330
	USD	2,613,936	JPY	301,592,594	2,590,231	03/15/17	23,705

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

State Street Bank (London) (continued)	USD	594,000	KRW	693,679,140	$574,586	01/13/17	$19,414
	USD	562,459	KRW	657,514,805	544,610	01/19/17	17,850
UBS AG (London)	CHF	1,750,091	EUR	1,627,840	1,726,805	03/15/17	6,716
	HUF	342,729,660	EUR	1,094,917	1,168,910	03/16/17	11,878
	INR	14,364,895	USD	210,892	211,262	01/09/17	370
	JPY	279,713,771	USD	2,395,000	2,402,325	03/15/17	7,325
	RUB	38,300,579	USD	587,703	619,377	01/26/17	31,674
	USD	1,199,787	GBP	970,000	1,197,688	03/15/17	2,100
	USD	7,162,293	KRW	8,467,790,602	7,013,744	01/19/17	148,549
	USD	591,134	NZD	828,000	573,916	03/15/17	17,218
	USD	237,000	TWD	7,505,790	231,695	01/13/17	5,305
	USD	3,771,304	TWD	120,233,699	3,723,184	06/20/17	48,121
Westpac Banking Corp.	USD	6,873,890	AUD	9,287,384	6,689,935	03/15/17	183,955
	USD	1,821,550	GBP	1,441,613	1,780,002	03/15/17	41,548
	USD	2,451,547	JPY	281,330,987	2,416,214	03/15/17	35,333
	USD	2,049,595	SGD	2,917,506	2,013,871	03/15/17	35,723

TOTAL							$14,848,613

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

Bank of America Securities LLC	COP	1,576,238,103	USD	523,667	$522,214	01/26/17	$(1,454)
	JPY	58,390,720	EUR	476,107	501,489	03/15/17	(1,598)
	MXN	60,401,112	USD	2,949,993	2,884,564	03/15/17	(65,429)
	USD	1,575,108	BRL	5,337,866	1,638,094	01/04/17	(62,985)
	USD	602,120	EUR	573,000	605,472	03/15/17	(3,352)
	USD	1,186,000	JPY	139,523,299	1,198,297	03/15/17	(12,297)
Barclays Bank PLC	EUR	569,000	PLN	2,525,381	601,245	03/15/17	(1,447)
	GBP	483,709	EUR	568,000	597,250	03/15/17	(2,938)
	GBP	475,000	USD	594,377	586,497	03/15/17	(7,881)
	JPY	168,842,558	EUR	1,382,971	1,450,106	03/15/17	(11,237)
	MYR	2,029,682	USD	455,776	452,023	01/19/17	(3,753)
	TWD	18,914,637	USD	592,000	583,503	01/20/17	(8,497)
	USD	592,000	BRL	2,001,410	614,196	01/04/17	(22,196)
	USD	23,120,188	EUR	22,101,000	23,312,025	02/09/17	(191,838)
	USD	606,494	EUR	575,358	607,963	03/15/17	(1,470)
	USD	1,187,000	JPY	138,951,309	1,193,385	03/15/17	(6,385)
BNP Paribas SA	ARS	12,604,000	USD	799,239	792,107	01/03/17	(7,132)
	AUD	1,935,444	USD	1,442,051	1,394,149	03/15/17	(47,902)
	CNH	8,302,192	USD	1,177,844	1,167,309	03/15/17	(10,536)
	EUR	610,470	HUF	189,487,764	645,103	03/16/17	(1,162)
	EUR	234,995	SEK	2,259,246	248,312	03/15/17	(777)
	IDR	10,009,125,822	USD	758,842	740,563	01/09/17	(18,279)
	NOK	5,184,961	EUR	572,000	600,729	03/15/17	(3,685)
	USD	1,198,017	EUR	1,144,000	1,208,830	03/15/17	(10,813)
	USD	582,277	PLN	2,440,729	582,952	01/26/17	(676)
	ZAR	9,354,206	USD	676,124	671,571	03/15/17	(4,553)
Citibank NA (London)	AUD	1,400,669	USD	1,020,348	1,008,937	03/15/17	(11,411)
	CNH	2,264,455	USD	338,020	320,885	02/03/17	(17,135)
	CZK	33,097,262	EUR	1,237,188	1,324,285	11/21/17	(1,219)
	IDR	20,514,657,620	USD	1,557,090	1,517,254	01/12/17	(39,836)
	IDR	3,168,690,000	USD	237,000	234,200	01/17/17	(2,800)
	JPY	65,052,882	USD	566,667	557,056	01/11/17	(9,612)
	MXN	90,678,794	USD	4,420,138	4,330,530	03/15/17	(89,608)
	NOK	16,927,199	EUR	1,884,108	1,961,185	03/15/17	(29,695)
	RUB	73,051,320	USD	1,184,000	1,181,348	01/26/17	(2,652)
	TWD	19,211,464	USD	596,000	592,660	01/20/17	(3,340)
	USD	1,190,903	EUR	1,143,000	1,207,773	03/15/17	(16,870)
	USD	1,108,987	INR	75,632,885	1,109,637	01/30/17	(651)
	USD	25,006,486	JPY	2,957,089,515	25,321,918	01/11/17	(315,432)
	USD	4,839,584	SEK	44,152,248	4,855,389	01/27/17	(15,805)
	USD	238,000	ZAR	3,371,127	242,025	03/15/17	(4,025)
	ZAR	3,285,460	USD	237,000	235,874	03/15/17	(1,126)

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

Credit Suisse International (London)	COP	705,397,959	USD	236,282	$234,159	01/17/17	$(2,123)
	NZD	2,124,581	USD	1,517,492	1,472,621	03/15/17	(44,871)
	RUB	36,255,545	USD	591,000	586,306	01/26/17	(4,694)
	USD	238,538	EUR	227,585	240,483	03/15/17	(1,945)
	USD	595,000	JPY	69,467,440	596,622	03/15/17	(1,622)
	USD	429,374	SEK	3,935,646	433,916	03/15/17	(4,542)
Deutsche Bank AG (London)	CLP	334,299,393	USD	498,954	498,388	01/19/17	(566)
	USD	1,581,213	CLP	1,075,351,415	1,603,181	01/19/17	(21,968)
HSBC Bank PLC	CNH	4,178,841	USD	592,000	587,555	03/15/17	(4,445)
	CNY	3,686,179	USD	527,728	525,787	01/20/17	(1,941)
	CNY	5,719,966	USD	804,157	802,984	04/05/17	(1,173)
	TWD	38,085,854	USD	1,188,000	1,175,667	01/13/17	(12,333)
	USD	598,000	JPY	69,649,538	598,186	03/15/17	(186)
JPMorgan Chase Bank (London)	CNH	5,631,000	USD	794,753	791,733	03/15/17	(3,020)
	EUR	569,000	PLN	2,547,241	601,245	03/15/17	(6,664)
	IDR	7,924,819,840	USD	592,000	585,730	01/17/17	(6,270)
	KRW	1,437,456,640	USD	1,192,000	1,190,624	01/19/17	(1,376)
	KRW	709,615,445	USD	595,000	587,760	01/20/17	(7,240)
	NOK	10,452,602	EUR	1,147,000	1,211,038	03/15/17	(962)
	USD	174,644,248	EUR	167,974,000	177,178,144	02/09/17	(2,533,897)
	USD	592,000	PHP	29,753,073	598,010	01/19/17	(6,010)
Morgan Stanley & Co. International PLC	CAD	794,675	USD	595,000	592,400	03/15/17	(2,600)
	CZK	12,318,758	EUR	460,902	489,949	09/21/17	(2,050)
	CZK	13,663,954	EUR	510,841	546,721	11/21/17	(585)
	CZK	13,686,861	EUR	511,372	547,693	11/22/17	(216)
	TRY	5,489,719	USD	1,539,000	1,531,561	03/15/17	(7,439)
	USD	1,188,000	BRL	3,982,923	1,222,286	01/04/17	(34,286)
	USD	1,823,239	HUF	538,566,518	1,836,829	03/16/17	(13,590)
	USD	1,188,000	JPY	139,215,688	1,195,655	03/15/17	(7,655)
	USD	3,560,000	RUB	224,729,147	3,634,203	01/26/17	(74,203)
	USD	238,231	SEK	2,221,381	244,914	03/15/17	(6,683)
Royal Bank of Canada	CAD	821,000	USD	615,422	611,637	01/20/17	(3,786)
	CAD	3,155,937	USD	2,374,000	2,352,631	03/15/17	(21,369)
	NOK	5,187,963	EUR	570,000	601,077	03/15/17	(1,224)
	USD	1,184,000	BRL	3,941,785	1,209,661	01/04/17	(25,661)
	USD	1,200,000	CAD	1,617,505	1,205,788	03/15/17	(5,788)
Royal Bank of Scotland PLC	GBP	481,000	USD	594,752	593,905	03/15/17	(847)
	MXN	52,699,361	USD	2,572,018	2,516,753	03/15/17	(55,265)
Standard Chartered Bank	CNH	4,170,984	USD	593,000	586,451	03/15/17	(6,549)
	CNY	4,035,243	USD	576,628	574,956	01/23/17	(1,672)
	KRW	4,546,319,057	USD	3,887,238	3,765,648	01/19/17	(121,590)
	KRW	716,213,200	USD	596,000	593,186	01/31/17	(2,814)
	TWD	18,993,150	USD	594,000	585,978	01/19/17	(8,022)
	USD	467,139	BRL	1,555,106	477,234	01/04/17	(10,094)
	USD	595,224	EUR	568,000	600,188	03/15/17	(4,964)
	USD	1,799,808	ZAR	25,627,806	1,859,384	01/18/17	(59,575)
State Street Bank (London)	AUD	803,000	USD	591,658	578,421	03/15/17	(13,237)
	CZK	13,915,300	EUR	518,647	548,552	06/21/17	(2,284)
	CZK	36,082,193	EUR	1,349,932	1,434,939	09/20/17	(5,991)
	EUR	3,658,377	SEK	35,288,763	3,865,695	03/15/17	(24,993)
	GBP	479,000	JPY	69,366,385	591,435	03/15/17	(4,318)
	NOK	10,050,208	EUR	1,120,000	1,164,417	03/15/17	(19,053)
	USD	1,197,036	EUR	1,139,264	1,203,825	03/15/17	(6,790)
	USD	2,376,000	JPY	278,838,848	2,394,811	03/15/17	(18,811)
	USD	621,021	SEK	5,715,555	630,157	03/15/17	(9,135)
UBS AG (London)	AUD	813,000	USD	592,062	585,624	03/15/17	(6,437)
	CZK	13,927,980	EUR	517,000	549,052	06/21/17	(35)
	EUR	570,000	HUF	179,413,770	602,337	03/16/17	(9,569)
	IDR	9,414,269,766	USD	704,134	696,275	01/12/17	(7,859)
	INR	59,022,815	USD	868,366	865,945	01/30/17	(2,421)
	JPY	67,797,260	USD	592,000	582,277	03/15/17	(9,723)
	KRW	1,395,534,596	USD	1,181,497	1,155,901	01/19/17	(25,596)
	USD	598,118	EUR	570,000	602,302	03/15/17	(4,184)
	USD	1,139,166	INR	77,702,530	1,140,002	01/30/17	(836)
	USD	567,225	PHP	28,358,404	569,978	01/19/17	(2,754)
Westpac Banking Corp.	AUD	820,000	USD	591,780	590,667	03/15/17	(1,114)
	EUR	529,151	USD	565,726	559,138	03/15/17	(6,588)
	NZD	1,966,999	USD	1,378,571	1,363,396	03/15/17	(15,175)
	USD	4,920,682	EUR	4,689,691	4,955,454	03/15/17	(34,772)

TOTAL							$(4,449,539)

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD SALES CONTRACTS — At December 31, 2016, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

FNMA	3.500%	TBA-30yr	01/18/17	$(4,000,000)	$(4,100,000)
FNMA	4.500	TBA-30yr	01/18/17	(1,000,000)	(1,075,000)

TOTAL (Proceeds Receivable: $5,176,563)					$(5,175,000)

(a)	TBA (To Be Announced) Securities are purchased or sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At December 31, 2016, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Australian 3 Year Government Bonds	722	March 2017	$58,077,892	$(81,211)
Australian 10 Year Government Bonds	46	March 2017	4,240,529	17,363
Canada 10 Year Government Bonds	31	March 2017	3,175,385	(31,239)
Euro Buxl 30 Year Bonds	29	March 2017	5,297,021	174,783
French 10 Year Government Bonds	(11)	March 2017	(1,757,947)	(17,721)
Japan 10 Year Government Bonds	16	March 2017	20,567,615	(12,385)
Italian 10 Year Government Bonds	32	March 2017	4,557,892	59,914
Ultra Long U.S. Treasury Bonds	248	March 2017	39,742,000	70,083
Ultra 10 Year U.S. Treasury Notes	(15)	March 2017	(2,010,938)	16,145
30 Day Federal Funds	(196)	April 2017	(81,093,320)	4,962
90 Day Sterling	177	March 2017	27,159,141	6,724
90 Day Sterling	177	June 2017	27,152,325	6,825
90 Day Sterling	177	September 2017	27,146,871	10,214
90 Day Sterling	177	December 2017	27,138,691	13,187
2 Year German Euro-Schatz	197	March 2017	23,285,817	5,941
5 Year German Euro-Bobl	31	March 2017	4,360,636	(1,023)
10 Year German Euro-Bund	553	March 2017	95,554,289	1,457,377
10 Year U.K. Long Gilt	91	March 2017	14,111,631	257,104
2 Year U.S. Treasury Notes	(198)	March 2017	(42,904,125)	(10,190)
5 Year U.S. Treasury Notes	(199)	March 2017	(23,415,149)	(90,723)
10 Year U.S. Treasury Notes	(116)	March 2017	(14,416,625)	(73,963)
20 Year U.S. Treasury Bonds	15	March 2017	2,259,844	(2,372)

TOTAL				$1,779,795

SWAP CONTRACTS — At December 31, 2016, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

			Rates Exchanged
Counterparty	Notional Amount (000s)	Termination Date	Payments Received	Payments Made	Unrealized Gain (Loss)*

Bank of America Securities LLC	KRW 19,308,640	06/15/19	1.293%	3 month KWCDC	$(98,523)

*	There are no upfront payments on the swap contracts (s), therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

				Rates Exchanged		Market Value
Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

SEK	129,980		06/15/18	0.050%	3 month STIBOR	$91,750	$15,928
	191,800	(b)	09/15/18	0.330	3 month STIBOR	3,696	(8,972)
NZD	47,390	(b)	02/22/19	2.350	3 month NZDOR	12,255	(129,605)
GBP	45,100	(b)	03/15/19	0.600	6 month GBP	54,751	55,850

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

					Rates Exchanged		Market Value
	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	CAD	72,430	(b)	03/15/19	1.000%	6 month CDOR	$(201,787)	$36,655
	NOK	67,620	(b)	03/15/19	1.250	3 month NIBOR	(12,869)	5,968
		$73,780	(b)	03/15/19	3 month LIBOR	1.250%	461,024	(24,733)
	EUR	7,430	(b)	03/15/19	6 month EURO	0.000	(19,727)	(3,000)
		$31,060	(b)	12/19/19	2.250	3 month LIBOR	254	41,242
		93,660	(b)	12/20/19	2.250	3 month LIBOR	23,964	100,370
	MXN	25,750	(b)	03/11/20	5.250	Mexico Interbank TIIE 28 Days	(20,416)	(55,078)
	PLN	25,440		09/21/21	1.771	6 month WIBOR	(30,550)	(117,274)
	MXN	3,610	(b)	03/09/22	Mexico Interbank TIIE 28 Days	5.500	8,378	7,625
	EUR	3,010	(b)	03/15/22	0.000	6 month EURO	(28,772)	10,925
	CHF	1,990	(b)	03/15/22	0.250	6 month CHFOR	1,614	1,871
	CAD	27,030	(b)	03/15/22	1.250	6 month CDOR	(210,395)	(40,150)
	GBP	2,930	(b)	03/15/22	1.250	6 month GBP	46,368	16,656
	NOK	116,670	(b)	03/15/22	1.500	3 month NIBOR	(80,146)	24,311
		$13,240	(b)	03/15/22	3 month LIBOR	1.500	290,726	39,915
	SEK	159,900	(b)	03/15/22	3 month STIBOR	0.500	(126,404)	(20,233)
	NZD	11,280	(b)	03/15/22	3.000	3 month NZDOR	43,879	(90,112)
		$7,050	(b)	12/19/23	3 month LIBOR	2.600	1,759	(56,903)
	EUR	2,400	(b)	08/16/24	0.250	6 month EURO	(11,722)	(40,591)
		3,880	(b)	12/23/25	1.090	6 month EURO	61	15,043
	NOK	24,830	(b)	06/16/26	2.500	3 month NIBOR	3,191	18,113
	CAD	5,410	(b)	12/15/26	2.500	6 month CDOR	(17,672)	32,311
	NZD	8,560	(b)	12/15/26	2.750	3 month NZDOR	(251,436)	(38,867)
	SEK	18,120	(b)	12/15/26	3 month STIBOR	2.750	(135,474)	62,463
	AUD	6,710	(b)	12/15/26	3.500	6 month AUDOR	42,311	(25,845)
	EUR	5,180	(b)	12/15/26	6 month EURO	1.500	(15,834)	(51,858)
	GBP	4,580	(b)	12/15/26	6 month GBP	2.250	(127,707)	(43,885)
	JPY	2,095,530	(b)	12/15/26	6 month JYOR	0.250	(17,175)	114,035
	MXN	20,690	(b)	03/03/27	6.000	Mexico Interbank TIIE 28 Days	(39,092)	(102,366)
	CHF	1,850	(b)	03/15/27	0.250	6 month CHFOR	5,037	9,420
	EUR	450	(b)	03/15/27	0.750	6 month EURO	(2,883)	5,345
		$4,870	(b)	03/15/27	1.750	3 month LIBOR	(315,073)	46,686
	SEK	41,480	(b)	03/15/27	3 month STIBOR	1.250	(3,700)	(39,930)
	GBP	2,990	(b)	03/15/27	6 month GBP	1.500	(17,259)	(70,358)
		$13,270	(b)	12/20/28	3 month LIBOR	2.790	(10,487)	(196,751)
	GBP	2,450		09/15/31	3.230	6 month GBP	(8,847)	(208,904)
		1,400		12/21/31	6 month GBP	1.500	(152,170)	129,459
		8,540	(b)	03/15/32	6 month GBP	1.750	(102,770)	(374,051)
	EUR	1,400	(b)	12/23/35	6 month EURO	1.540	(197)	(8,165)
	JPY	115,520	(b)	03/15/37	6 month JYOR	0.750	(90)	(16,084)
		$3,800	(b)	03/15/47	2.250	3 month LIBOR	(357,780)	78,264
	EUR	8,770	(b)	03/15/47	6 month EURO	1.250	270,570	(278,432)
	GBP	1,810	(b)	03/15/47	6 month GBP	1.750	(59,969)	(119,841)

TOTAL							$(1,016,815)	$(1,293,533)

(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2016.

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at December 31, 2016(c)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Purchased:
Citibank NA	People’s Republic of China 7.500% 10/28/27	$13,280	(1.000)%	12/20/20	0.965%	$79,894	$(101,942)
Deutsche Bank AG	People’s Republic of China 7.500% 10/28/27	100	(1.000)	06/20/21	1.081	(21)	331

TOTAL						$79,873	$(101,611)

(c)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT

					Market Value
Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at December 31, 2016(c)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Purchased:
CDX North America Investment Grade Index 27	$8,670	(1.000)%	12/20/21	0.678%	$(99,497)	$(34,624)

(c)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

WRITTEN OPTIONS CONTRACTS — For the period ended December 31, 2016 the Fund had following written options:

WRITTEN OPTION CURRENCY CONTRACTS

Counterparty	Description	Notional Amount (000s)	Expiration Date	Exercise Price	Value

Citibank NA (Premium received $44,808)	Call USD/Put CNH	$2,216	01/25/17	7.550%	$(284)

For the period ended December 31, 2016, the Fund had the following curency written options activities:

OPTIONS ON CURRENCY CONTRACTS

	Notional Amount (000s)	Premiums Received

Contracts Outstanding March 31, 2016	$2,216	$44,808

Contracts Written	6,254	39,994
Contracts Bought to Close	(6,254)	(39,994)

Contracts Outstanding December 31, 2016	$2,216	$44,808

TAX INFORMATION — At December 31, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$913,913,931

Gross unrealized gain	8,978,634
Gross unrealized loss	(30,619,052)

Net unrealized security loss	$(21,640,418)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Bank Loans(a) – 1.7%
Electric – 0.1%
Calpine Corp.
$4,275,000	2.520%	11/04/17	$ 4,287,483

Energy – 0.3%
American Energy - Marcellus LLC
24,800,885	5.250	08/04/20	13,433,896
10,300,000	8.500	08/04/21	1,236,000
Magnum Hunter Resources, Inc.(b)(c)(d)
11,435,661	8.000	05/06/19	11,435,661

			26,105,557

Environmental – 0.2%
Advanced Disposal Services, Inc.
1,381,333	3.500	11/10/23	1,392,563
EnergySolutions LLC
16,332,331	6.750	05/29/20	16,434,408

			17,826,971

Food & Beverages – 0.2%
Shearer’s Foods, Inc.
14,295,736	7.750	06/30/22	13,223,556

Media - Broadcasting & Radio – 0.4%
Getty Images, Inc.
28,159,378	4.750	10/18/19	24,522,031
Lions Gate Entertainment Corp.
10,025,000	3.750	12/08/23	10,075,125

			34,597,156

Media - Non Cable – 0.1%
Checkout Holding Corp.
14,875,000	7.750	04/11/22	10,598,438

Pharmaceutical – 0.1%
Valeant Pharmaceuticals International, Inc.
13,013,432	5.000	02/13/19	12,993,912

Retailers – 0.2%
True Religion Apparel, Inc.
57,140,833	5.875	07/30/19	11,656,730
8,400,000	11.000	01/30/20	1,428,000

			13,084,730

Technology - Software – 0.1%
BMC Software Finance, Inc.
6,558,873	5.000	09/10/20	6,542,476

TOTAL BANK LOANS (Cost $212,681,086)			$ 139,260,279

Corporate Obligations – 6.1%
Airlines – 0.2%
Continental Airlines 2012-3 Class C Pass Through Trust
$12,550,000	6.125%	04/29/18	$ 13,036,312

Banks – 1.5%
Ally Financial, Inc.
8,900,000	6.250	12/01/17	9,200,375

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Banks – (continued)
Banco Nacional de Costa Rica
	$2,810,000	6.250%	11/01/23	$ 2,813,512
Deutsche Bank AG(e)
	11,850,000	4.250	10/14/21	11,895,694
Intesa Sanpaolo SpA(e)
	18,125,000	5.017	06/26/24	16,652,344
JPMorgan Chase & Co.(f)
	22,217,000	1.426	02/15/17	22,230,997
PNC Preferred Funding Trust II(e)(f)(g)
	61,300,000	2.186	03/29/49	59,154,500
Santander UK PLC(e)
	7,545,000	5.000	11/07/23	7,675,709
The Bank of New York Mellon SA(b)(e)(g)
	1,630,000	9.625	05/02/21	—

				129,623,131

Consumer Cyclical Services - Business(g) – 0.1%
DuPont Fabros Technology LP
	7,300,000	5.875	09/15/21	7,628,500

Electric(g) – 0.1%
Calpine Corp.(e)
	1,358,000	7.875	01/15/23	1,414,018
Electricite de France SA(f)
EUR	5,100,000	4.125	01/22/49	5,287,989
	3,100,000	4.250	01/29/49	3,336,639

				10,038,646

Energy – 0.5%
Halcon Resources Corp.(e)(g)
	$1,600,000	12.000	02/15/22	1,752,000
Petrobras Global Finance BV
	5,580,000	4.875	03/17/20	5,496,300
	15,180,000	8.375	05/23/21	16,353,414
Petroleos Mexicanos
	1,140,000	6.375	02/04/21	1,211,250
EUR	17,330,000	5.125	03/15/23	19,679,023
	$90,000	6.625	06/15/35	88,200
	492,000	5.500	06/27/44	409,443
	990,000	6.375	01/23/45	900,900
	380,000	5.625	01/23/46	315,875

				46,206,405

Energy - Exploration & Production – 0.5%
Carrizo Oil & Gas, Inc.(g)
	14,400,000	7.500	09/15/20	14,940,000
Chesapeake Energy Corp.(e)(g)
	8,425,000	8.000	01/15/25	8,593,500
Halcon Resources Corp.(e)(g)
	2,050,000	8.625	02/01/20	2,137,125
Laredo Petroleum, Inc.(g)
	12,000,000	5.625	01/15/22	11,985,000
Whiting Petroleum Corp.
	2,950,000	1.250	04/01/20	2,588,625

				40,244,250

Environmental(g) – 0.0%
Clean Harbors, Inc.
	450,000	5.250	08/01/20	460,125

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Food & Beverage – 0.1%
Constellation Brands, Inc.
	$12,200,000	7.250%		05/15/17	$ 12,444,000

Gaming – 0.1%
MGM Resorts International
	5,000,000	8.625		02/01/19	5,612,500

Health Care – 0.3%
HCA, Inc.
	7,050,000	3.750		03/15/19	7,243,875
Tenet Healthcare Corp.
	8,850,000	6.250		11/01/18	9,358,875
	5,500,000	4.463	(f)(g)	06/15/20	5,541,250

					22,144,000

Media - Cable – 0.1%
Altice Financing SA(e)(g)
	3,200,000	6.500		01/15/22	3,336,000
Cablevision Systems Corp.
	1,450,000	7.750		04/15/18	1,529,750
SFR Group SA(e)(g)
	7,000,000	6.000		05/15/22	7,175,000

					12,040,750

Noncaptive - Financial – 0.4%
CIT Group, Inc.
	5,550,000	5.000		05/15/17	5,605,500
General Electric Co.
MXN	110,000,000	8.500		04/06/18	5,351,885
Nationstar Mortgage LLC/Nationstar Capital Corp.(g)
	$6,450,000	6.500		08/01/18	6,546,750
Navient Corp.
	1,650,000	4.625		09/25/17	1,676,964
	2,500,000	8.450		06/15/18	2,704,100
Speedy Cash Intermediate Holdings Corp.(e)(g)
	10,263,000	10.750		05/15/18	9,749,850

					31,635,049

Packaging(g) – 0.2%
ARD Finance SA(e)(h)
EUR	8,900,000	6.625		09/15/23	9,393,884
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
	$5,250,000	5.750		10/15/20	5,414,062

					14,807,946

Pipelines(g) – 0.5%
Enterprise Products Operating LLC(f)
	29,675,000	4.593		08/01/66	27,910,228
Sabine Pass Liquefaction LLC
	10,150,000	5.625		02/01/21	10,860,500

					38,770,728

Property/Casualty Insurance(f)(g) – 0.1%
The Chubb Corp.
	11,894,000	6.375		03/29/67	11,180,360

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Real Estate Investment Trusts – 0.2%
Corporacion Geo SA(b)
	$554,524	8.000%		04/13/21	$ —
Trust F/1401(g)
	13,970,000	5.250	(e)	12/15/24	13,620,750
	300,000	6.950	(e)	01/30/44	271,500
	200,000	6.950		01/30/44	181,000

					14,073,250

Technology - Hardware(e) – 0.1%
NXP BV/NXP Funding LLC
	8,200,000	4.125		06/01/21	8,466,500

Telecommunications - Cellular – 0.1%
America Movil SAB de CV
MXN	256,740,000	6.000		06/09/19	11,789,370

Wireless Telecommunications – 0.8%
Sprint Communications, Inc.
	$14,000,000	9.125		03/01/17	14,140,000
	13,550,000	8.375		08/15/17	14,024,250
Sprint Corp.
	16,850,000	7.125		06/15/24	17,355,500
T-Mobile USA, Inc.(g)
	5,900,000	6.250		04/01/21	6,128,625
Wind Acquisition Finance SA(e)(g)
	13,500,000	7.375		04/23/21	14,006,250

					65,654,625

Wirelines Telecommunications(g) – 0.2%
Windstream Services LLC
	13,300,000	7.750		10/15/20	13,566,000

TOTAL CORPORATE OBLIGATIONS (Cost $518,754,803)					$509,422,447

Mortgage-Backed Obligations – 18.2%
Adjustable Rate Non-Agency(f) – 5.6%
American Home Mortgage Assets Trust Series 2006-2, Class 2A1
	$9,614,147	0.774%		09/25/46	$ 7,453,319
American Home Mortgage Investment Trust Series 2006-3, Class 11A1
	160,031	0.764		12/25/46	137,367
American Home Mortgage Investment Trust Series 2007-2, Class 11A1
	4,606,840	0.814		03/25/47	2,659,232
Banc of America Funding Corp. Series 2006-H, Class 6A1
	22,873,248	0.752		10/20/36	19,702,042
Bear Stearns Mortgage Funding Trust Series 2007-AR4, Class 1A1
	4,053,361	0.792		09/25/47	3,465,782
Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2005-4A, Class A1(e)
	5,523,346	0.792		10/25/36	4,788,044
Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2006-1A, Class A1(e)
	28,513,692	0.906		12/25/46	23,296,023
Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2006-2A, Class A1(e)
	18,112,459	0.886		04/25/47	13,894,152

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Adjustable Rate Non-Agency(f) – (continued)
Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2006-3A, Class A1(e)
	$14,800,402	0.886%	08/25/47	$ 11,947,616
Citigroup Mortgage Loan Trust Series 2006-AR6, Class 2A2
	8,132,078	0.744	09/25/36	7,241,612
Citigroup Mortgage Loan Trust, Inc. Series 2006-AR7, Class 2A2A
	4,669,280	3.193	11/25/36	3,962,694
Countrywide Alternative Loan Trust Series 2005-16, Class A1
	3,967,580	2.187	06/25/35	3,606,216
Countrywide Alternative Loan Trust Series 2005-9CB, Class 1A5
	884,757	1.084	05/25/35	729,383
Countrywide Alternative Loan Trust Series 2006-0C8, Class 2A2B
	2,661,523	0.754	11/25/36	2,393,625
Countrywide Alternative Loan Trust Series 2006-HY11, Class A1
	397,792	0.704	06/25/36	324,717
Countrywide Alternative Loan Trust Series 2006-OA1, Class 2A1
	305,820	0.772	03/20/46	231,841
Countrywide Alternative Loan Trust Series 2007-19, Class 1A11
	11,085,338	1.084	08/25/37	6,457,380
Countrywide Alternative Loan Trust Series 2007-HY6, Class A1
	5,361,737	0.794	08/25/47	4,375,412
Countrywide Alternative Loan Trust Series 2007-OA11, Class A1A
	26,519,707	1.922	11/25/47	19,226,787
Countrywide Home Loans Mortgage Pass-Through Trust Series 2005-3, Class 1A1
	4,416,741	1.204	04/25/35	3,508,059
Credit Suisse European Mortgage Capital Ltd. Series 2015-1HWA, Class A(e)
EUR	50,302,552	2.750	04/20/20	50,864,733
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-OA3, Class A1
	$264,414	0.896	07/25/47	230,596
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-OA5, Class A1A
	3,230,446	0.956	08/25/47	2,815,059
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-OA5, Class A1B
	4,031,596	0.976	08/25/47	3,589,005
Downey Savings & Loan Association Mortgage Trust Series 2005-AR5, Class 2A1A
	9,648,607	0.892	09/19/45	7,125,323
GreenPoint Mortgage Funding Trust Series 2006-AR1, Class A1A
	917,275	0.882	02/25/36	801,207
GreenPoint Mortgage Funding Trust Series 2006-OH1, Class A1
	1,568,036	0.772	01/25/37	1,327,399
GSR Mortgage Loan Trust Series 2006-OA1, Class 2A2
	27,819,711	0.852	08/25/46	13,085,994
HarborView Mortgage Loan Trust Series 2006-11, Class A1A
	5,678,161	0.732	12/19/36	4,557,414
HomeBanc Mortgage Trust Series 2006-1, Class 3A2
	3,011,276	2.749	04/25/37	2,207,569
Indymac Index Mortgage Loan Trust Series 2005-AR10, Class A1
	5,068,154	0.852	06/25/35	4,629,761
Indymac Index Mortgage Loan Trust Series 2005-AR13, Class 4A1
	887,253	2.967	08/25/35	785,923
Indymac Index Mortgage Loan Trust Series 2005-AR23, Class 6A1
	3,423,156	3.031	11/25/35	2,838,104
Indymac Index Mortgage Loan Trust Series 2006-AR41, Class A3
	8,148,196	0.772	02/25/37	6,499,830
Indymac Index Mortgage Loan Trust Series 2007-AR1, Class 1A1
	6,545,043	3.163	03/25/37	6,046,941

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Adjustable Rate Non-Agency(f) – (continued)
Indymac Index Mortgage Loan Trust Series 2007-FLX4, Class 2A1
$7,350,694	0.772%	07/25/37	$ 6,566,300
JPMorgan Alternative Loan Trust Series 2006-A2, Class 2A2
6,552,325	3.130	05/25/36	5,481,678
JPMorgan Alternative Loan Trust Series 2006-A5, Class 1A1
6,521,549	0.744	10/25/36	5,815,180
Lehman XS Trust Series 2005-5N, Class 1A1
17,323,532	0.884	11/25/35	15,481,552
Lehman XS Trust Series 2005-7N, Class 1A1A
9,492,233	0.854	12/25/35	8,564,429
Lehman XS Trust Series 2005-9N, Class 1A1
4,715,402	0.854	02/25/36	4,050,165
Lehman XS Trust Series 2007-16N, Class 2A2
12,154,899	1.434	09/25/47	10,542,733
Lehman XS Trust Series 2007-4N, Class 3A2A
5,451,259	1.317	03/25/47	4,683,564
Lehman XS Trust Series 2007-5H, Class 3A4
6,720,387	2.843	05/25/37	5,214,655
Lehman XS Trust Series Series 2006-14N, Class 1A1A
14,105,394	0.774	09/25/46	12,409,502
LSTAR Securities Investment Trust Series 2015-3, Class A(e)
11,178,824	2.617	03/01/20	11,164,218
Luminent Mortgage Trust Series 2007-2, Class 2A1
1,538,353	0.814	05/25/37	1,193,431
Master Adjustable Rate Mortgages Trust Series 2006-OA2, Class 1A1
8,401,846	1.341	12/25/46	7,218,698
Master Adjustable Rate Mortgages Trust Series 2006-OA2, Class 4A1A
3,427,535	1.391	12/25/46	2,882,557
Master Adjustable Rate Mortgages Trust Series 2007-2, Class A1
3,872,995	0.734	03/25/47	3,497,240
Master Adjustable Rate Mortgages Trust Series 2007-3, Class 12A1
1,729,587	0.956	05/25/47	1,227,669
Master Adjustable Rate Mortgages Trust Series 2007-HF2, Class A1
5,753,307	0.894	09/25/37	5,407,522
Morgan Stanley Mortgage Loan Trust Series 2005-6AR, Class 1A3
1,241,280	0.994	11/25/35	1,202,056
Morgan Stanley Mortgage Loan Trust Series 2006-16AX, Class 1A
985,656	0.754	11/25/36	402,965
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2006-AR4, Class A4A
2,345,465	0.824	12/25/36	1,941,626
Residential Accredit Loans, Inc. Series 2005-Q05, Class A1
5,404,421	1.542	01/25/46	4,061,980
Residential Accredit Loans, Inc. Series 2005-QA12, Class CB3
5,766,941	4.144	12/25/35	4,806,846
Residential Accredit Loans, Inc. Series 2006-QA10, Class A1
11,562,639	0.769	12/25/36	9,510,934
Residential Accredit Loans, Inc. Series 2006-QA10, Class A2
6,060,807	0.764	12/25/36	5,110,171
Residential Accredit Loans, Inc. Series 2006-QA2, Class 2A1
4,317,900	4.525	02/25/36	3,548,412
Residential Accredit Loans, Inc. Series 2006-QO1, Class 3A1
2,863,669	0.862	02/25/46	1,901,459
Residential Accredit Loans, Inc. Series 2006-QO7, Class 1A1
5,548,571	1.342	09/25/46	4,335,456
Residential Accredit Loans, Inc. Series 2006-QO7, Class 3A2
307,972	0.797	09/25/46	232,190
Residential Accredit Loans, Inc. Series 2007-QO4, Class A1A
1,906,754	0.782	05/25/47	1,623,962
Residential Funding Mortgage Securities I Series 2005-SA4, Class 2A1
4,869,848	3.392	09/25/35	4,331,983

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Adjustable Rate Non-Agency(f) – (continued)
Residential Funding Mortgage Securities I Series 2005-SA5, Class 2A
$2,719,189	3.737%	11/25/35	$ 2,463,767
Structured Adjustable Rate Mortgage Loan Trust Series 2006-11, Class 1A1
5,254,380	0.744	12/25/36	4,669,858
Structured Adjustable Rate Mortgage Loan Trust Series 2006-9, Class 3A1
3,203,547	3.648	10/25/36	2,229,943
Structured Asset Mortgage Investments II Trust Series 2005-AR7, Class 5A1
1,351,523	2.001	03/25/46	1,203,543
Structured Asset Mortgage Investments II Trust Series 2006-AR3, Class 21A1
3,926,138	0.984	02/25/36	2,996,507
Structured Asset Mortgage Investments II Trust Series 2006-AR5, Class 1A1
6,230,288	0.794	05/25/46	4,936,237
Structured Asset Mortgage Investments II Trust Series 2006-AR7, Class A1A
549,485	0.794	08/25/36	447,988
Structured Asset Mortgage Investments II Trust Series 2007-AR4, Class A4A
6,243,014	0.772	09/25/47	5,364,463
Structured Asset Mortgage Investments II Trust Series 2007-AR7, Class 1A1
1,649,267	1.434	05/25/47	1,266,711
Structured Asset Mortgage Investments II Trust Series 2007-AR7, Class 3A1
15,788,773	6.500	05/25/47	10,554,888
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2005-4, Class CB1
81,540	1.034	06/25/35	63,871
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2006-AR4, Class DA
2,657,062	1.511	06/25/46	1,622,713
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR1, Class A2A1
7,760,839	1.264	01/25/45	7,343,944
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR19, Class A1A1
474,982	0.854	12/25/45	469,225
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR8, Class 1A1A
300,160	0.854	07/25/45	297,977
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR8, Class 2A1A
1,088,405	0.874	07/25/45	1,043,193
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR9, Class A1A
3,818,487	1.224	07/25/45	3,780,652
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR13, Class 1A
6,682,765	1.421	10/25/46	5,685,749
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR19, Class 1A
8,606,936	1.281	01/25/47	7,360,167
Washington Mutual Mortgage Pass-Through Certificates Series 2007-OA4, Class A1A
6,220,734	1.301	04/25/47	4,957,248

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Adjustable Rate Non-Agency(f) – (continued)
Washington Mutual Mortgage Pass-Through Certificates Series 2007-OA6, Class 2A
$4,860,649	1.723%	07/25/47	$ 3,744,029

TOTAL ADJUSTABLE RATE NON-AGENCY			$ 473,719,967

Collateralized Mortgage Obligations – 5.9%
Interest Only(i) – 0.4%
FHLMC STRIPS Series 304, Class C45
$37,169,093	3.000%	12/15/27	$ 3,873,614
FNMA REMIC Series 2011-100, Class S(f)
17,200,635	5.694	10/25/41	3,156,913
FNMA REMIC Series 2012-146, Class IO
3,609,115	3.500	01/25/43	673,301
GNMA REMIC Series 2013-182, Class PI
16,736,052	4.500	12/20/43	3,215,454
GNMA REMIC Series 2014-11, Class NI
14,203,442	4.500	12/16/42	1,926,998
GNMA REMIC Series 2014-180, Class PI
16,115,014	4.000	08/20/44	2,646,301
GNMA REMIC Series 2015-111, Class IW
18,729,948	4.000	06/20/45	2,896,791
GNMA REMIC Series 2015-129, Class IC
6,764,273	4.500	09/16/45	1,220,485
GNMA REMIC Series 2015-95, Class GI
55,661,141	4.500	07/16/45	11,689,329

			31,299,186

Inverse Floaters(f) – 3.8%
FHLMC REMIC Series 3753, Class SK
18,319,988	5.346	11/15/38	1,896,870
FHLMC REMIC Series 3852, Class SW
6,512,132	5.296	05/15/41	1,036,345
FHLMC REMIC Series 4273, Class PS
49,529,771	5.396	11/15/43	8,040,876
FHLMC REMIC Series 4320, Class SD
47,899,959	5.396	07/15/39	7,751,732
FHLMC REMIC Series 4326, Class GS
19,233,855	5.346	04/15/44	3,349,547
FHLMC REMIC Series 4431, Class ST
19,970,450	5.396	01/15/45	4,132,421
FHLMC REMIC Series 4468, Class SY
16,768,178	5.396	05/15/45	3,375,453
FNMA REMIC Series 2010-126, Class LS
6,851,102	4.383	11/25/40	1,128,890
FNMA REMIC Series 2012-88, Class SB
13,261,334	5.914	07/25/42	2,472,199
FNMA REMIC Series 2013-121, Class SA
47,344,307	5.344	12/25/43	7,666,274
FNMA REMIC Series 2013-130, Class SN
30,878,777	5.894	10/25/42	5,826,986
FNMA REMIC Series 2013-96, Class SW
51,599,400	5.344	09/25/43	8,926,531
FNMA REMIC Series 2014-19, Class MS
28,733,890	5.844	11/25/39	3,762,737
FNMA REMIC Series 2014-87, Class MS
19,469,678	5.494	01/25/45	3,209,242
FNMA REMIC Series 2015-20, Class ES
53,919,947	5.394	04/25/45	11,515,349

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Inverse Floaters(f) – (continued)
FNMA REMIC Series 2015-22, Class DS
$13,300,585	5.444%	04/25/45	$ 2,796,307
FNMA REMIC Series 2015-24, Class SG
21,458,072	4.844	04/25/45	4,158,817
FNMA REMIC Series 2015-34, Class LS
36,525,418	5.344	06/25/45	7,068,428
FNMA REMIC Series 2015-79, Class SA
39,899,707	5.494	11/25/45	6,649,821
FNMA REMIC Series 2015-79, Class SE
15,733,303	5.494	11/25/45	2,586,588
FNMA REMIC Series 2015-81, Class SA
154,843,327	4.944	11/25/45	21,963,798
FNMA REMIC Series 2015-82, Class MS
112,004,648	4.944	11/25/45	16,481,797
FNMA REMIC Series 2015-86, Class BS
27,922,635	4.944	11/25/45	4,113,761
GNMA REMIC Series 2010-1, Class SD
9,131,904	5.051	01/20/40	1,470,500
GNMA REMIC Series 2010-162, Class SE
20,327,879	5.811	12/20/40	2,229,352
GNMA REMIC Series 2010-20, Class SC
12,997,196	5.411	02/20/40	2,295,054
GNMA REMIC Series 2010-20, Class SD
11,807,622	4.941	02/20/40	1,830,381
GNMA REMIC Series 2010-20, Class SE
18,247,744	5.511	02/20/40	3,145,395
GNMA REMIC Series 2010-31, Class SA
434,947	5.011	03/20/40	69,134
GNMA REMIC Series 2010-35, Class DS
14,207,645	4.941	03/20/40	2,219,143
GNMA REMIC Series 2010-37, Class SG
29,538,310	4.961	03/20/40	4,674,192
GNMA REMIC Series 2010-58, Class AI
4,665,571	5.031	05/20/40	742,450
GNMA REMIC Series 2010-59, Class SA
8,250,078	5.761	05/20/40	1,507,245
GNMA REMIC Series 2010-85, Class SN
17,632,653	5.201	07/20/40	3,206,413
GNMA REMIC Series 2010-9, Class XD
30,759,167	5.893	01/16/40	5,321,191
GNMA REMIC Series 2010-9, Class YD
41,198,878	6.093	01/16/40	7,376,643
GNMA REMIC Series 2010-90, Class ES
27,881,017	5.211	07/20/40	4,509,587
GNMA REMIC Series 2012-149, Class MS
7,270,241	5.511	12/20/42	1,236,665
GNMA REMIC Series 2013-103, Class DS
17,801,342	5.411	07/20/43	3,036,247
GNMA REMIC Series 2013-111, Class SA
18,717,945	5.961	07/20/43	3,571,451
GNMA REMIC Series 2013-113, Class SA
21,863,486	5.961	08/20/43	4,148,776
GNMA REMIC Series 2013-113, Class SD
76,507,113	5.993	08/16/43	14,416,671
GNMA REMIC Series 2013-117, Class PS
25,175,000	5.411	04/20/43	3,913,048
GNMA REMIC Series 2013-134, Class DS
152,367	5.361	09/20/43	25,821
GNMA REMIC Series 2013-147, Class SD
24,230,595	5.911	12/20/39	4,555,914
GNMA REMIC Series 2013-152, Class SJ
27,803,068	5.411	05/20/41	4,686,577

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Inverse Floaters(f) – (continued)
GNMA REMIC Series 2013-152, Class TS
$446,481	5.361%	06/20/43	$ 73,636
GNMA REMIC Series 2013-167, Class SG
22,971,953	5.411	11/20/43	3,805,442
GNMA REMIC Series 2014-132, Class SL
31,920,260	5.361	10/20/43	4,697,057
GNMA REMIC Series 2014-133, Class BS
14,177,350	4.861	09/20/44	2,126,876
GNMA REMIC Series 2014-3, Class TS
10,943,467	4.811	01/20/44	1,623,802
GNMA REMIC Series 2014-41, Class SA
31,718,762	5.361	03/20/44	5,658,700
GNMA REMIC Series 2014-5, Class SA
16,867,529	4.811	01/20/44	2,574,003
GNMA REMIC Series 2014-56, Class ST
25,323,475	5.393	12/16/39	4,281,944
GNMA REMIC Series 2014-76, Class SA
35,968,718	4.861	01/20/40	5,349,858
GNMA REMIC Series 2014-96, Class SE
21,597,534	4.861	07/20/44	3,360,000
GNMA REMIC Series 2015-110, Class MS
22,421,963	4.971	08/20/45	3,391,611
GNMA REMIC Series 2015-111, Class SM
19,237,210	5.461	08/20/45	3,320,900
GNMA REMIC Series 2015-112, Class SB
37,314,412	5.001	08/20/45	5,688,269
GNMA REMIC Series 2015-123, Class SE
22,823,471	4.981	09/20/45	3,416,916
GNMA REMIC Series 2015-126, Class HS
40,363,513	5.461	09/20/45	6,848,356
GNMA REMIC Series 2015-126, Class LS
12,526,235	5.461	09/20/45	2,162,380
GNMA REMIC Series 2015-133, Class SA
7,094,686	4.961	09/20/45	1,062,900
GNMA REMIC Series 2015-133, Class SB
10,140,008	4.961	09/20/45	1,539,502
GNMA REMIC Series 2015-144, Class QS
21,728,637	4.961	10/20/45	2,839,014
GNMA REMIC Series 2015-167, Class SA
22,584,384	5.511	11/20/45	3,729,488
GNMA REMIC Series 2015-168, Class SD
35,218,391	5.461	11/20/45	5,766,578
GNMA REMIC Series 2016-4, Class SM
98,585,294	4.911	01/20/46	15,100,704
GNMA REMIC Series 2016-6, Class S
25,377,107	4.911	01/20/46	3,800,892
GNMA REMIC Series 2016-6, Class SB
50,187,723	4.911	01/20/46	7,773,908

			320,091,355

Planned Amortization Class(f) – 0.1%
GNMA REMIC Series 2011-50, Class PS
32,404,622	5.361	02/20/41	5,212,889

Regular Floater(f) – 0.9%
Countrywide Alternative Loan Trust Series 2005-26CB, Class A1
834,891	1.084	07/25/35	632,768
Countrywide Alternative Loan Trust Series 2005-36, Class 2A1A
6,936,530	0.894	08/25/35	5,161,378
Countrywide Alternative Loan Trust Series 2005-64CB, Class 1A12
1,100,603	1.384	12/25/35	881,661

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Regular Floater(f) – (continued)
FHLMC REMIC Series 3231, Class FB
$637,929	1.054%	10/15/36	$ 636,454
FHLMC REMIC Series 3314, Class FC
395,506	1.104	12/15/36	395,325
FHLMC REMIC Series 3371, Class FA
529,475	1.304	09/15/37	533,163
FHLMC REMIC Series 3545, Class FA
730,450	1.554	06/15/39	735,617
FHLMC REMIC Series 3827, Class KF
949,157	1.074	03/15/41	950,505
FHLMC Structured Agency Credit Risk Debt Notes Series 2015-DNA1, Class M3
8,210,000	3.884	10/25/27	8,594,179
FHLMC Structured Agency Credit Risk Debt Notes Series 2015-HQ1, Class M3
15,550,000	4.392	03/25/25	16,463,256
FHLMC Structured Agency Credit Risk Debt Notes Series 2016-DNA2, Class M3
4,852,000	5.234	10/25/28	5,165,563
FHLMC Structured Agency Credit Risk Debt Notes Series 2016-DNA3, Class M3
2,000,000	5.584	12/25/28	2,167,678
FHLMC Structured Agency Credit Risk Debt Notes Series 2016-DNA4, Class M3
10,100,000	4.384	03/25/29	10,099,973
FNMA Connecticut Avenue Securities Series 2014-C03, Class 1M1
7,151,821	1.784	07/25/24	7,161,280
FNMA Connecticut Avenue Securities Series 2016-C04, Class 1M2
6,900,000	4.834	01/25/29	7,146,693
FNMA REMIC Series 2006-45, Class TF
1,173,848	1.156	06/25/36	1,172,947
FNMA REMIC Series 2006-76, Class QF
1,240,376	1.156	08/25/36	1,240,088
FNMA REMIC Series 2006-79, Class PF
1,260,424	1.156	08/25/36	1,259,815
FNMA REMIC Series 2007-33, Class HF
1,586,473	1.106	04/25/37	1,578,024
FNMA REMIC Series 2007-75, Class VF
453,342	1.206	08/25/37	453,861
FNMA REMIC Series 2009-84, Class WF
263,881	1.856	10/25/39	266,725
Sequoia Mortgage Trust Series 2007-3, Class 2AA1
4,526,833	3.102	07/20/37	3,759,487

			76,456,440

Sequential Fixed Rate – 0.6%
Banc of America Funding Corp. Series 2007-8, Class 2A1
1,940,999	7.000	10/25/37	1,166,377
BCAP LLC Trust Series 2007-AA2, Class 2A7
1,768,578	6.000	04/25/37	1,504,966
Citicorp Mortgage Securities, Inc. Series 2007-4, Class 2A1
90,834	5.500	05/25/22	93,110
Citigroup Mortgage Loan Trust Series 2007-9, Class 1A1(e)
7,761,141	5.750	04/25/47	6,012,261
CitiMortgage Alternative Loan Trust Series 2007-A1, Class 1A7
1,245,510	6.000	01/25/37	1,102,339
CitiMortgage Alternative Loan Trust Series 2007-A3, Class 1A7
6,454,387	5.750	03/25/37	5,476,669
Countrywide Alternative Loan Trust Series 2005-77T1, Class 1A2
2,310,758	6.000	02/25/36	1,866,600

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Regular Floater(f) – (continued)
Countrywide Alternative Loan Trust Series 2007-06, Class A4
$2,989,745	5.750%	04/25/47	$ 2,447,247
Countrywide Alternative Loan Trust Series 2007-15CB, Class A5
1,164,397	5.750	07/25/37	1,032,792
Countrywide Alternative Loan Trust Series 2007-18CB, Class 2A25
457,747	6.000	08/25/37	417,527
Countrywide Home Loans Mortgage Pass-Through Trust Series 2007-1, Class A4
1,277,906	6.000	03/25/37	1,129,407
Countrywide Home Loans Mortgage Pass-Through Trust Series 2007-7, Class A3
2,428,358	5.750	06/25/37	2,190,878
Countrywide Home Mortgage Loan Pass-Through Trust Series 2007-10, Class A5
1,933,582	6.000	07/25/37	1,656,001
Countrywide Home Mortgage Pass-Through Trust Series 2007-10, Class A22
3,634,174	6.000	07/25/37	3,112,460
JPMorgan Alternative Loan Trust Series 2008-R2, Class A1(e)
8,277,116	6.000	11/25/36	6,939,450
Morgan Stanley Mortgage Loan Trust Series 2005-4, Class 1A
512,568	5.000	08/25/35	514,339
Residential Accredit Loans, Inc. Series 2006-QS2, Class 1A9
675,270	5.500	02/25/36	562,932
Residential Accredit Loans, Inc. Series 2006-QS6, Class 1A13
1,103,872	6.000	06/25/36	923,483
Residential Accredit Loans, Inc. Series 2006-QS9, Class 1A11
1,954,354	6.500	07/25/36	1,613,612
Residential Asset Securitization Trust Series 2006-A15, Class A13
6,596,792	6.250	01/25/37	4,528,745
Residential Asset Securitization Trust Series 2006-A8, Class 1A1
1,426,399	6.000	08/25/36	1,244,150
Residential Asset Securitization Trust Series 2006-A8, Class 2A3
6,823,640	6.000	08/25/36	3,831,002
Residential Funding Mortgage Securities I Series 2007-S9, Class 1A1
4,966,700	6.000	10/25/37	4,100,877
Wells Fargo Mortgage Backed Securities Trust Series 2007-11, Class A85
1,085,056	6.000	08/25/37	1,048,005

			54,515,229

Sequential Floating Rate(f) – 0.1%
Banc of America Funding Corp. Series 2007-2, Class 2A1
80,323	4.904	03/25/37	79,386
Countrywide Alternative Loan Trust Series 2007-16CB, Class 4A3
5,519,886	1.084	08/25/37	4,146,044
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2006-AR10, Class A1
1,029,772	0.684	12/25/36	709,126

			4,934,556

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$492,509,655

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Commercial Mortgage-Backed Securities – 4.8%
Sequential Fixed Rate – 2.5%
WF-RBS Commercial Mortgage Trust Series 2012-C6, Class B
$2,500,000	4.697	04/15/45	$ 2,682,475
FHLMC Multifamily Structured Pass-Through Certificates Series K030, Class A1
18,828,949	2.779	09/25/22	19,259,253
Credit Suisse Commercial Mortgage Trust Series 2007-C1, Class A1A
17,537,791	5.361	02/15/40	17,516,442
FHLMC Multifamily Structured Pass-Through Certificates Series K037, Class A2
122,500,000	3.490	01/25/24	128,936,579
FHLMC Multifamily Structured Pass-Through Certificates Series K038, Class A2
24,500,000	3.389	03/25/24	25,560,771
CSMC Trust Series 2014-USA, Class E(e)
18,050,000	4.373	09/15/37	15,086,073
FHLMC Multifamily Structured Pass-Through Certificates Series K020, Class A2
3,000,000	2.373	05/25/22	2,997,366

			212,038,959

Sequential Floating Rate(f) – 2.3%
Morgan Stanley Capital I Trust Series 2007-HQ11, Class AM
1,342,098	5.478	02/12/44	1,341,089
Credit Suisse Commercial Mortgage Trust Series 2007-C3, Class A1A1
12,437,022	5.670	06/15/39	12,474,945
FHLMC Multifamily Structured Pass-Through Certificates Series K029, Class A2
35,100,000	3.320	02/25/23	36,737,766
Credit Suisse Commercial Mortgage Trust Series 2007-C2, Class A1A
40,243,877	5.526	01/15/49	40,316,352
GS Mortgage Securities Trust Series 2007-GG10, Class A1A
23,440,818	5.797	08/10/45	23,707,204
Hilton Mortgage Trust Series 2014-ORL, Class E(e)
10,050,000	3.954	07/15/29	9,811,032
FREMF Mortgage Trust Series 2014-K40, Class C(e)
7,800,000	4.072	09/25/25	7,274,374
FREMF Mortgage Trust Series 2014-K41, Class B(e)
10,950,000	3.831	11/25/47	10,861,305
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-CBM, Class E(e)
9,600,000	4.554	10/15/29	9,549,540
Citigroup Commercial Mortgage Trust Series 2015-SSHP, Class D(e)
10,013,500	3.754	09/15/17	9,829,409
Citigroup Commercial Mortgage Trust Series 2015-SSHP, Class E(e)
3,819,000	4.104	09/15/17	3,733,109
CGBAM Commercial Mortgage Trust Series 2015-SMRT, Class E(e)
12,450,000	3.786	04/10/28	11,854,780
COMM 2015-CCRE23 Mortgage Trust Series 2015-CR23, Class CMD(e)
10,125,000	3.685	05/10/48	9,451,700
Tricon American Homes Trust Series 2015-SFR1, Class D(e)
1,920,000	2.936	05/17/32	1,919,761
Tricon American Homes Trust Series 2015-SFR1, Class E(e)
3,790,000	3.736	05/17/32	3,789,507
BAMLL Commercial Mortgage Securities Trust Series 2014-ICTS, Class E(e)
99,725	3.654	06/15/28	98,407

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(f) – (continued)
Invitation Homes Trust Series 2015-SFR2, Class E(e)
$100,000	3.854%	06/17/32	$ 99,680

			192,849,960

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$ 404,888,919

Federal Agencies – 1.9%
FHLMC – 0.0%
$21,977	5.000%	01/01/33	$ 24,083
1,806	5.000	03/01/33	1,974
11,693	5.000	04/01/33	12,780
3,480	5.000	05/01/33	3,803
7,858	5.000	06/01/33	8,588
46,393	5.000	07/01/33	50,706
66,503	5.000	08/01/33	72,703
8,475	5.000	09/01/33	9,301
13,607	5.000	10/01/33	14,872
44,494	5.000	11/01/33	48,630
16,100	5.000	12/01/33	17,598
14,861	5.000	01/01/34	16,241
47,721	5.000	02/01/34	52,148
20,872	5.000	03/01/34	22,800
32,643	5.000	04/01/34	35,657
56,931	5.000	05/01/34	62,221
700,433	5.000	06/01/34	765,484
11,738	5.000	11/01/34	12,822
191,251	5.000	04/01/35	209,030
17,178	5.000	11/01/35	18,775

			1,460,216

FNMA – 1.9%
2,836,120	3.094	01/01/18	2,859,998
5,916,654	3.434	01/01/18	5,974,400
66,895	5.000	01/01/18	68,150
371,226	5.000	02/01/18	378,656
267,982	5.000	03/01/18	273,345
407,341	5.000	04/01/18	415,494
39,002	5.000	05/01/18	39,783
37,387	5.000	06/01/18	38,135
724	5.500	01/01/19	747
22,621	5.500	02/01/19	23,297
26,214	5.500	03/01/19	27,043
13,183	5.500	04/01/19	13,561
10,847	5.500	05/01/19	11,232
50,734	5.500	06/01/19	52,351
156,342	5.500	07/01/19	161,426
145,527	5.500	08/01/19	150,541
132,902	5.500	09/01/19	138,121
42,108	5.500	10/01/19	43,689
44,019	5.500	11/01/19	45,796
70,283	5.500	12/01/19	73,059
6,618	5.500	01/01/20	6,910
2,340	5.500	06/01/20	2,418
783,536	5.500	07/01/20	815,393
1,760,588	3.416	10/01/20	1,836,739
1,334,847	3.619	12/01/20	1,408,135
5,334,114	4.381	06/01/21	5,776,883

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$3,450	6.000%	01/01/24	$ 3,903
77,644	6.000	04/01/24	88,171
1,205,033	5.500	05/01/25	1,242,427
4,420	4.500	09/01/29	4,760
6,750	6.000	12/01/32	7,659
774	6.000	01/01/33	878
3,884	6.000	04/01/33	4,407
172,807	6.000	10/01/33	199,463
5,878	6.000	02/01/34	6,669
44,335	6.000	03/01/34	50,299
128,364	6.000	08/01/34	146,619
31,912	6.000	11/01/34	36,204
318,151	6.000	05/01/35	361,627
64,851	6.000	06/01/35	73,664
186,171	6.000	10/01/35	210,408
22,600	6.000	11/01/35	25,689
30,312	6.000	12/01/35	34,285
124,760	6.000	02/01/36	141,307
10,582	6.000	05/01/36	12,054
600,716	6.000	08/01/36	681,087
34,856	6.000	09/01/36	39,614
21,251	6.000	10/01/36	24,287
243,106	6.000	11/01/36	277,972
451,681	6.000	12/01/36	511,208
1,391,195	6.000	01/01/37	1,573,984
2,215,724	6.000	02/01/37	2,508,621
75,665	6.000	04/01/37	86,299
621,017	6.000	05/01/37	702,638
1,135,732	6.000	07/01/37	1,297,811
68,755	4.500	08/01/37	74,252
1,367,139	6.000	08/01/37	1,554,782
34,907	6.000	09/01/37	39,537
584,691	6.000	10/01/37	667,092
4,592	6.000	11/01/37	5,251
332,482	6.000	12/01/37	376,606
998,074	6.000	01/01/38	1,127,719
70,113	5.000	03/01/38	77,858
86,815	6.000	03/01/38	98,911
263,043	6.000	05/01/38	297,474
19,384	6.000	07/01/38	21,980
20,230	6.000	08/01/38	23,065
617,656	6.000	09/01/38	699,584
314,459	6.000	10/01/38	357,468
1,828,834	6.000	11/01/38	2,079,591
5,150,763	6.000	12/01/38	5,841,975
2,910	6.000	01/01/39	3,288
15,005	4.500	04/01/39	16,233
7,562	6.000	04/01/39	8,641
113,129	6.000	07/01/39	129,977
23,295	4.000	08/01/39	24,590
12,003	4.000	09/01/39	12,670
84,465	6.000	09/01/39	95,780
63,312	4.500	10/01/39	69,621
802,355	6.000	10/01/39	916,351
252,880	6.000	10/01/40	286,414
9,327	4.500	05/01/41	10,090
1,326,236	6.000	05/01/41	1,501,114
38,185	4.500	06/01/41	41,190
136,906	6.000	07/01/41	156,555
50,509	4.500	08/01/41	55,243
12,575	4.500	10/01/41	13,605
405,490	5.000	11/01/41	444,337
12,526	6.000	01/01/42	14,570

Principal Amount		Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
	$5,572	4.500%	11/01/42	$ 6,004
	1,653,943	3.000	12/01/42	1,657,110
	2,865,094	3.000	01/01/43	2,870,765
	771,380	3.000	04/01/43	772,856
	60,749	4.500	12/01/43	65,796
	100,000,000	3.500	TBA-30yr(j)	102,442,111
	1,000,000	6.000	TBA-30yr(j)	1,130,000

				157,077,372

TOTAL FEDERAL AGENCIES				$ 158,537,588

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $1,483,303,007)				$1,529,656,129

Agency Debentures – 0.5%
FFCB
	$31,600,000	3.440%	06/17/30	$ 32,809,806
	11,000,000	2.850	02/10/31	10,621,732
	3,000,000	3.020	04/09/31	2,954,082

TOTAL AGENCY DEBENTURES (Cost $44,543,896)				$ 46,385,620

Asset-Backed Securities – 25.7%
Auto(e) – 0.1%
Skopos Auto Receivables Trust Series 2015-1A, Class A
	$2,309,484	3.100%	12/15/23	$ 2,306,175
Skopos Auto Receivables Trust Series 2015-2A, Class A
	4,711,814	3.550	02/15/20	4,722,882

				7,029,057

Collateralized Loan Obligations(e)(f) – 15.4%
ACIS CLO Ltd. Series 2013-1A, Class A1
	17,813,220	1.549	04/18/24	17,664,925
ACIS CLO Ltd. Series 2013-1A, Class B
	3,516,015	2.629	04/18/24	3,511,803
ACIS CLO Ltd. Series 2013-1A, Class C
	2,220,765	3.629	04/18/24	2,169,634
ACIS CLO Ltd. Series 2013-2A, Class A
	23,196,538	1.173	10/14/22	23,148,289
ACIS CLO Ltd. Series 2013-2A, Class B
	9,224,889	2.463	10/14/22	9,163,258
ACIS CLO Ltd. Series 2013-2A, Class C1
	7,085,784	3.493	10/14/22	7,086,868
ACIS CLO Ltd. Series 2014-4A, Class A
	144,665,932	2.177	05/01/26	144,301,229
Anchorage Capital CLO 4 Ltd. Series 2014-4A, Class A1A
	1,500,000	2.193	07/28/26	1,500,030
Cedar Funding V CLO Ltd. Series 2016-5A, Class A1
	850,000	2.325	07/17/28	851,989
Crown Point CLO III Ltd. Series 2015-3A, Class A1A
	26,962,244	2.090	12/31/27	26,881,627
Crown Point CLO III Ltd. Series 2015-3A, Class A2
	5,637,756	2.820	12/31/27	5,639,464
Crown Point CLO Ltd. Series 2012-1A, Class A1LA
	2,309,829	1.561	11/21/22	2,300,024
Crown Point CLO Ltd. Series 2012-1A, Class A2L
	795,898	3.521	11/21/22	796,775

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Collateralized Loan Obligations(e)(f) – (continued)
Crown Point CLO Ltd. Series 2012-1A, Class A3L
$636,717	4.771%	11/21/22	$ 637,799
Crown Point CLO Ltd. Series 2013-2A, Class A1L
104,345,956	1.643	12/31/23	103,747,219
Crown Point CLO Ltd. Series 2013-2A, Class A2L
13,754,044	2.603	12/31/23	13,755,076
Doral CLO 1 Ltd. Series 2012-3A, Class A1
6,286,471	2.307	12/19/22	6,306,644
Halcyon Loan Advisors Funding Ltd. Series 2014-2A, Class A1B
64,150,000	2.163	04/28/25	64,063,975
Halcyon Loan Advisors Funding Ltd. Series 2015-2A, Class A
114,100,000	2.105	07/25/27	113,666,420
Hildene CLO II Ltd. Series 2014-2A, Class A
1,800,000	2.138	07/19/26	1,798,889
Hildene CLO II Ltd. Series 2014-2A, Class B1
350,000	2.888	07/19/26	350,018
MidOcean Credit CLO III Series 2014-3A, Class A
1,300,000	2.157	07/21/26	1,299,992
Ocean Trails CLO IV Series 2013-4A, Class A
1,300,000	2.117	08/13/25	1,300,122
OCP CLO Ltd. Series 2012-2A, Class A1R
10,850,000	2.283	11/22/25	10,849,902
OCP CLO Ltd. Series 2014-5A, Class A1
112,160,000	1.721	04/26/26	110,822,380
OCP CLO Ltd. Series 2014-5A, Class A2
28,040,000	2.441	04/26/26	27,759,880
OFSI Fund V Ltd. Series 2013-5A, Class A1LA
9,236,715	1.609	04/17/25	9,168,326
OFSI Fund V Ltd. Series 2013-5A, Class A2L
1,712,641	3.049	04/17/25	1,712,638
OFSI Fund V Ltd. Series 2013-5A, Class A3L
1,000,644	3.879	04/17/25	1,000,645
OFSI Fund VI Ltd. Series 2014-6A, Class A1
98,374,560	1.710	03/20/25	97,301,294
OFSI Fund VI Ltd. Series 2014-6A, Class A2
21,625,440	2.580	03/20/25	21,388,641
OFSI Fund VII Ltd. Series 2014-7A, Class A
117,074,553	2.019	10/18/26	116,707,876
OFSI Fund VII Ltd. Series 2014-7A, Class ACOM
750,000	0.000	10/18/26	746,250
Regatta IV Funding Ltd. Series 2014-1A, Class A1
1,289,057	2.125	07/25/26	1,289,042
Regatta IV Funding Ltd. Series 2014-1A, Class B
260,943	2.725	07/25/26	260,949
Sound Point CLO VI Ltd. Series 2014-2A, Class A1
849,673	2.056	10/20/26	848,284
Sound Point CLO VI Ltd. Series 2014-2A, Class B
150,327	2.676	10/20/26	150,328
Trinitas CLO II Ltd. Series 2014-2A, Class A1
46,725,200	1.950	07/15/26	46,361,865
Trinitas CLO II Ltd. Series 2014-2A, Class B1
11,974,800	2.470	07/15/26	11,748,907
Trinitas CLO II Ltd. Series 2014-2A, Class C
10,200,000	3.490	07/15/26	9,606,166
Trinitas CLO Ltd. Series 2014-1A, Class A1
58,150,000	2.210	04/15/26	58,164,479
Wasatch Ltd. Series 2006-1A, Class A1B
692,647	1.057	11/14/22	679,044
Z Capital Credit Partners CLO Ltd. Series 2015-1A, Class ACOM
120,650,000	0.000	07/16/27	119,648,605
Zais CLO 1 Ltd. Series 2014-1A, Class A1
77,111,170	2.080	04/15/26	77,712,406

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Collateralized Loan Obligations(e)(f) – (continued)
Zais CLO 1 Ltd. Series 2014-1A, Class A2
$16,088,830	2.530%	04/15/26	$ 15,716,390

			1,291,586,366

Home Equity – 1.8%
ACE Securities Corp. Home Equity Loan Trust Series 2007-ASAP1, Class A2C(f)
10,248,121	0.844	03/25/37	5,698,750
ACE Securities Corp. Home Equity Loan Trust Series 2007-HE2, Class A2D(f)
16,641,000	0.854	05/25/36	11,726,377
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-R8, Class M2(f)
5,440,000	1.074	10/25/35	5,224,615
Bayview Financial Mortgage Pass-Through Trust Series 2006-A, Class M3(f)
10,095,000	1.242	02/28/41	8,886,337
Bayview Opportunity Master Fund IIIb RPL Trust Series 2015-3, Class A1(e)(k)
4,078,481	3.623	04/28/30	4,090,713
Citigroup Mortgage Loan Trust Series 2006-WFH1, Class M3(f)
6,400,000	0.984	01/25/36	5,880,234
Citigroup Mortgage Loan Trust Series 2007-WFH2, Class A4(f)
300,000	0.934	03/25/37	290,412
Credit-Based Asset Servicing and Securitization LLC Series 2005-CB8, Class AF2(k)
63,628	3.986	12/25/35	63,920
Credit-Based Asset Servicing and Securitization LLC Series 2005-CB8, Class AF3(k)
9,006,000	3.986	12/25/35	8,618,905
First Franklin Mortgage Loan Trust Series 2006-FF12, Class A4(f)
1,856,908	0.724	09/25/36	1,779,180
First Franklin Mortgage Loan Trust Series 2006-FF6, Class A4(f)
25,000,000	0.842	04/25/36	21,289,680
GSAA Home Equity Trust Series 2007-10, Class A2A
3,928,794	6.500	11/25/37	2,827,040
GSAMP Trust Series 2006-HE8, Class A2C(f)
15,718,912	0.762	01/25/37	13,219,952
HSI Asset Securitization Corp. Trust Series 2006-OPT1, Class 2A4(f)
8,600,000	0.892	12/25/35	8,308,100
JPMorgan Mortgage Acquisition Trust Series 2006-CH1, Class A5(f)
3,614,142	0.814	07/25/36	3,554,145
JPMorgan Mortgage Acquisition Trust Series 2007-CH2, Class AV5(f)
7,450,000	0.852	01/25/37	6,962,017
Lehman XS Trust Series 2006-16N, Class A321(f)
6,895,770	0.784	11/25/46	5,479,435
Lehman XS Trust Series 2007-3, Class 1BA2(f)
301,308	1.756	03/25/37	233,660
Morgan Stanley Mortgage Loan Trust Series 2007-1XS, Class 2A1(f)
7,529,556	0.664	09/25/46	2,848,044
Saxon Asset Securities Trust Series 2007-2, Class A2C(f)
6,371,288	0.824	05/25/47	4,606,233
Securitized Asset Backed Receivables LLC Trust Series 2004-DO1, Class M1(f)
4,380,514	1.567	07/25/34	4,273,371
Structured Asset Securities Corp. Mortgage Loan Trust Series 2006-BC3, Class A3(f)
2,761,760	0.744	10/25/36	2,212,920
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-EQ1, Class A1(f)
5,259,639	0.799	03/25/37	4,056,218

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Home Equity – (continued)
Vericrest Opportunity Loan Trust XXV LLC Series 2015-NPL8, Class A1(e)(k)
$17,304,224	3.500%	06/26/45	$ 17,311,579
Wachovia Mortgage Loan Trust Series 2005-WMC1, Class M1(f)
3,483,334	1.244	10/25/35	3,442,105

			152,883,942

Other(e)(f) – 2.8%
Mortgage Repurchase Agreement Financing Trust Series 2016-1, Class A
97,800,000	1.637	09/10/18	97,800,000
Mortgage Repurchase Agreement Financing Trust Series 2016-2, Class A
101,250,000	1.837	03/10/19	101,250,000
Mortgage Repurchase Agreement Financing Trust Series 2016-3, Class A1
11,700,000	1.537	11/10/18	11,700,000
Station Place Securitization Trust Series 2015-2, Class A
22,500,000	1.586	05/15/18	22,500,000

			233,250,000

Student Loan(f) – 5.6%
Access Group, Inc. Series 2006-1, Class A2
4,673,976	0.935	08/25/23	4,662,679
Access Group, Inc. Series 2015-1, Class A(e)
35,271,961	1.284	07/25/56	34,858,094
Bank of America Student Loan Trust Series 2010-1A, Class A(e)
155,434	1.515	02/25/43	154,414
GCO Education Loan Funding Trust Series 2006-1, Class A8L
3,716,567	0.955	05/25/25	3,670,396
Higher Education Funding I Series 2005-1, Class A4
13,031,728	0.965	02/25/30	12,943,469
Nelnet Student Loan Trust Series 2005-4, Class A3
23,723,235	0.996	06/22/26	23,612,509
Panhandle-Plains Higher Education Authority, Inc. Series 2011-1, Class A2
4,537,824	1.596	07/01/24	4,543,483
Scholar Funding Trust Series 2010-A, Class A(e)
31,714,098	1.493	10/28/41	31,095,606
SLC Student Loan Trust Series 2005-3, Class A3
8,800,000	0.970	06/15/29	8,630,120
SLM Student Loan Trust Series 2003-14, Class A5
13,805,703	0.945	01/25/23	13,756,618
SLM Student Loan Trust Series 2005-4, Class A3
63,389,905	0.835	01/25/27	62,716,996
SLM Student Loan Trust Series 2005-5, Class A4
12,900,000	0.855	10/25/28	12,550,834
SLM Student Loan Trust Series 2006-10, Class A5A
377,639	0.815	04/25/27	374,508
SLM Student Loan Trust Series 2007-1, Class A5
47,219,645	0.805	01/26/26	46,762,252
SLM Student Loan Trust Series 2007-2, Class A4
81,200,000	0.775	07/25/22	76,790,848
SLM Student Loan Trust Series 2008-2, Class A3
18,168,345	1.465	04/25/23	17,714,663
SLM Student Loan Trust Series 2008-4, Class A4
38,600,935	2.365	07/25/22	38,745,901
SLM Student Loan Trust Series 2008-5, Class A4
40,945,722	2.415	07/25/23	41,172,189
SunTrust Student Loan Trust Series 2006-1A, Class A4(e)
32,295,188	0.933	10/28/37	30,076,828

Principal Amount		Interest Rate		Maturity Date	Value
Asset-Backed Securities – (continued)
Student Loan(f) – (continued)
Wachovia Student Loan Trust Series 2005-1, Class A5
	$9,207,031	0.845%		01/26/26	$ 9,113,119

					473,945,526

TOTAL ASSET-BACKED SECURITIES (Cost $2,119,836,061)					$2,158,694,891

Foreign Debt Obligations – 30.3%
Sovereign – 30.3%
Brazil Letras do Tesouro Nacional(l)
BRL	322,798,000	0.000%		01/01/18	$ 88,971,548
Brazil Notas do Tesouro Nacional
	13,648,164	6.000		08/15/40	4,347,498
	166,261,875	6.000		08/15/50	52,874,350
Dominican Republic
DOP	61,100,000	10.375		03/04/22	1,316,659
	98,700,000	14.500		02/10/23	2,453,817
	$17,540,000	6.600	(e)	01/28/24	18,241,600
	16,850,000	6.600		01/28/24	17,524,000
	15,112,000	5.875		04/18/24	15,112,000
	55,610,000	5.500	(e)	01/27/25	53,524,625
	2,784,000	8.625		04/20/27	3,128,520
DOP	30,000,000	18.500		02/04/28	908,771
	58,700,000	11.375		07/06/29	1,285,206
Government of Japan
JPY	13,912,350,000	0.100		03/15/17	119,127,808
Japan Government Ten Year Bond
	14,994,950,000	1.700		03/20/17	128,827,629
Japan Government Twenty Year Bond
	6,270,600,000	3.500		03/20/17	54,072,879
Japan Treasury Discount Bill(l)
	167,600,000,000	0.000		02/06/17	1,434,362,028
Japanese Government CPI Linked Bond
	4,659,983,000	0.100		09/10/24	42,323,610
	27,422,901,870	0.100		03/10/26	250,237,646
Republic of Costa Rica
	$3,360,000	9.995		08/01/20	3,952,200
Republic of Indonesia
EUR	2,510,000	2.625	(e)	06/14/23	2,655,363
	$30,825,000	5.875		01/15/24	33,984,563
	24,820,000	4.125		01/15/25	24,664,875
	11,820,000	4.750	(e)	01/08/26	12,218,925
United Mexican States
MXN	386,868,070	0.000	(l)	02/02/17	18,560,650
	27,633,430	0.000	(l)	03/02/17	1,319,450
	132,640,470	0.000	(l)	03/16/17	6,317,543
	265,280,980	0.000	(l)	03/30/17	12,604,988
	1,115,337,340	0.000	(l)	06/08/17	52,388,920
	3,544,500	7.750		12/14/17	173,064
	1,600,614,300	4.750		06/14/18	75,004,732
	225,986,700	6.500		06/10/21	10,622,481
	114,189,200	8.000		12/07/23	5,712,541
	39,328,100	10.000		12/05/24	2,193,064
	1,546,000	7.750		11/23/34	73,895

TOTAL FOREIGN DEBT OBLIGATIONS (Cost $2,811,129,388)					$2,551,087,448

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Debt Obligations(g) – 1.6%
Puerto Rico – 1.6%
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB (Senior Lien) Series 2008 A
$1,655,000	6.000%	07/01/38	$ 1,259,869
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB (Senior Lien) Series 2012 A
45,000	5.250	07/01/42	33,750
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB (Senior Lien) Series 2012 D
2,695,000	5.000	07/01/33	2,014,512
Puerto Rico Commonwealth GO Bonds for Public Improvement Series 2011 A
3,035,000	5.750	07/01/41	1,862,731
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2008 A
1,495,000	5.500	07/01/32	930,638
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2009 B
1,160,000	5.875	07/01/36	732,969
3,340,000	5.750	07/01/38	2,049,925
2,170,000	6.000	07/01/39	1,377,950
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2009 C
1,780,000	6.000	07/01/39	1,116,950
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2011 A
1,120,000	6.000	07/01/34	698,600
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2011 E
1,010,000	5.625	07/01/32	629,351
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2012 A
515,000	5.500	07/01/26	321,875
1,975,000	5.500	07/01/39	1,229,437
2,115,000	5.000	07/01/41	1,274,287
Puerto Rico Commonwealth GO Bonds Series 2014 A
9,635,000	8.000	07/01/35	6,479,537
Puerto Rico Commonwealth GO Bonds Unrefunded Balance for Public Improvement Series 2001 A
1,960,000	5.125	07/01/31	1,211,515
Puerto Rico Commonwealth GO Bonds Unrefunded Balance for Public Improvement Series 2004 A
455,000	5.000	07/01/34	281,531
Puerto Rico Commonwealth GO Bonds Unrefunded Balance for Public Improvement Series 2006 A
605,000	5.250	07/01/27	375,100
Puerto Rico Commonwealth GO Unrefunded Balance Refunding for Public Improvement 2006 B
670,000	5.000	07/01/35	414,563
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Capital Appreciation Series 2010 A(l)
2,005,000	0.000	08/01/35	221,152
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Capital Appreciation SubSeries 2010 C(l)
5,315,000	0.000	08/01/37	527,514
4,330,000	0.000	08/01/38	402,647
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2009 A
1,650,000	5.250	08/01/27	775,500
18,380,000	6.750	08/01/32	9,190,184
16,765,000	5.750	08/01/37	7,879,550
155,000	6.375	08/01/39	76,338

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Debt Obligations (g)– (continued)
Puerto Rico – (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2010 A
$9,275,000	6.250%	08/01/33	$ 2,975,420
19,110,000	5.500	08/01/37	8,981,700
20,640,000	5.375	08/01/39	9,700,800
48,210,000	5.500	08/01/42	22,658,700
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2010 C
5,990,000	5.375	08/01/38	2,815,300
60,650,000	5.250	08/01/41	28,505,500
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2011 A-1
14,210,000	5.000	08/01/43	6,678,700
9,605,000	5.250	08/01/43	4,514,350
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Unrefunded SubSeries 2009 A
16,650,000	5.500	08/01/28	7,825,500

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $204,475,078)			$ 138,023,945

U.S. Treasury Obligations – 10.0%
United States Treasury Bond
$43,540,000	3.750%	11/15/43	$ 49,387,422
United States Treasury Inflation Protected Securities
84,180,593	0.125	04/15/17	84,379,259
43,735,500	2.625	07/15/17	44,799,147
89,025,354	0.125	04/15/19	90,172,891
41,287,600	0.125	04/15/20	41,738,873
31,718,709	0.125	01/15/22	31,810,693
16,493,558	0.125	01/15/23	16,390,968
53,439,047	0.375	07/15/23	53,979,851
310,785	0.625	01/15/24	316,547
63,238,160	0.125	07/15/24	62,212,437
47,346,021	0.375	07/15/25	47,139,592
22,854,755	2.500	01/15/29	27,608,544
United States Treasury Notes
900,000	1.625	06/30/20	900,378
920,000	1.375	04/30/21	902,548
268,400,000	2.000	12/31/21	269,385,020
16,820,000	2.375	08/15/24	16,902,080

TOTAL U.S. TREASURY OBLIGATIONS (Cost $841,603,901)			$ 838,026,250

Shares	Description		Value
Common Stock(b)(c)(d) – 1.0%
Oil, Gas & Consumable Fuels – 1.0%
7,642,441	Magnum Hunter Resources Corp. PI
(Cost $76,258,100)			$ 84,066,851

Shares	Rate		Value
Preferred Stocks(g) – 0.3%
Banks – 0.3%
ING Groep NV
$616,896	6.125%		$ 15,428,569
144,191	6.200		3,609,101
170,337	6.375		4,282,272

TOTAL PREFERRED STOCKS — 0.3% (Cost $23,615,977)			$ 23,319,942

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Shares	Distribution Rate		Value
Investment Company(c)(f) – 1.3%
Goldman Sachs Financial Square Government Fund - Institutional Shares
108,504,448			$ 108,504,448
(Cost $108,504,448)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost $8,444,705,745)			$ 8,126,448,250

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investments – 2.7%
Certificates of Deposit – 0.9%
BNP Paribas New York
$5,000,000	1.170%	05/03/17	$ 5,001,493
Credit Suisse New York
6,100,000	1.621	11/03/17	6,103,218
Landesbank Hessen-Thuringen
15,000,000	1.000	03/17/17	15,006,053
Mitsubishi Trust & Banking Corp.
25,000,000	1.371	06/01/17	25,006,302
Mizuho Bank Ltd.
11,000,000	1.531	10/20/17	11,006,173
Skandinaviska Enskilda Banken AB
8,850,000	1.074	06/02/17	8,852,444
UBS AG Stamford
6,100,000	1.420	11/02/17	6,102,516

			77,078,199

Commercial Paper – 1.8%
ASB Finance Ltd.
9,900,000	1.127	09/06/17	9,901,857
Danske Corp.
5,000,000	0.000	11/03/17	4,933,566
Eastman Chemical Co.
10,000,000	0.000	01/11/17	9,997,327
Ford Motor Credit Co. LLC
12,000,000	0.000	02/02/17	11,989,313
26,600,000	0.000	05/15/17	26,456,301
ING Funding LLC
10,000,000	1.046	05/30/17	10,005,033
Marriott International, Inc.
15,200,000	0.000	01/31/17	15,187,070
31,250,000	0.000	02/17/17	31,206,912

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investments – (continued)
Commercial Paper – (continued)
Schlumberger Holdings Corp.
$8,850,000	0.000%	01/03/17	$ 8,849,275
17,000,000	0.000	01/20/17	16,991,957
The Bank of Tokyo-Mitsubishi UFJ Ltd.
6,250,000	0.010	08/04/17	6,199,781

			151,718,392

TOTAL SHORT-TERM INVESTMENTS (Cost $228,759,705)			$ 228,796,591

TOTAL INVESTMENTS – 99.4% (Cost $8,673,465,450)			$ 8,355,244,841

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.6%			52,391,203

NET ASSETS – 100.0%			$ 8,407,636,044

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The stated interest rate represents the weighted average interest rate of all contracts within the bank loan facility on December 31, 2016. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(b)	Security is currently in default and/or non-income producing.

(c)	Represents an affiliated issuer/fund.

(d)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered and the registration statement is effective. Disposal of these securities may involve time consuming negotiations and prompt sale at an acceptable price may be difficult. Total market value of restricted securities amounts to $95,502,512, which represents approximately 1.1% of net assets as of December 31, 2016.

(e)	Exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $2,133,652,968, which represents approximately 25.4% of net assets as of December 31, 2016.

(f)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on December 31, 2016.

(g)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(h)	Pay-in-kind securities.

(i)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

(j)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $103,572,111 which represents approximately 1.2% of net assets as of December 31, 2016.

(k)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on December 31, 2016.

(l)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Restricted Security	Acquisition Date	Cost

Magnum Hunter Resources Corp. PI (Common Stocks)	05/06/16 – 08/18/16	$76,258,100
Magnum Hunter Resources, Inc. (Bank Loans)	05/06/16 – 08/18/16	11,435,661

Currency Abbreviations:
ARS	— Argentine Peso
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
CNY	— Chinese Yuan Renminbi
COP	— Colombian Peso
CZK	— Czech Koruna
DOP	— Dominican Peso
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PHP	— Philippine Peso
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
AUDOR	— Australian Dollar Offered Rate
BP	— British Pound Offered Rate
CDOR	— Canadian Dollar Offered Rate
CHFOR	— Swiss Franc Offered Rate
CLO	— Collateralized Loan Obligation
CPI	— Consumer Price Index
EURO	— Euro Offered Rate
FFCB	— Federal Farm Credit Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
FREMF	— Freddie Mac Multi Family
GNMA	— Government National Mortgage Association
GO	— General Obligation
JIBAR	— Johannesburg Interbank Agreed Rate
JYOR	— Japanese Yen Offered Rate
KLIBOR	— Kuala Lumpur Interbank Offered Rate
KWCDC	— South Korean Won Certificate of Deposit
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
NIBOR	— Norwegian Interbank Offered Rate
NZDOR	— New Zealand Dollar Offered Rate
PI	— Private Investment
PLC	— Public Limited Company
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit
STIBOR	— Stockholm Interbank Offered Rate
STRIPS	— Separate Trading of Registered Interest and Principal of Securities
TIIE	— La Tasa de Interbank Equilibrium Interest Rate
WIBOR	— Warsaw Interbank Offered Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2016, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

Bank of America Securities LLC	BRL	40,778,132	USD	11,829,279	$12,514,058	01/04/17	$684,779
	CZK	532,868,903	EUR	19,767,000	21,006,102	06/21/17	12,303
	EUR	15,503,284	USD	16,218,140	16,381,849	03/15/17	163,708
	JPY	4,103,503,673	USD	34,961,000	35,242,984	03/15/17	281,984
	NZD	10,926,874	USD	7,544,679	7,573,799	03/15/17	29,120
	RUB	2,123,704,016	USD	32,637,222	34,343,433	01/26/17	1,706,211
	SEK	122,376,175	EUR	12,556,000	13,492,330	03/15/17	224,787
	USD	148,522,979	BRL	479,149,981	145,776,684	02/02/17	2,746,295
	USD	17,624,304	EUR	16,599,000	17,539,659	03/15/17	84,645
	USD	606,654,327	GBP	483,744,520	596,303,470	01/06/17	10,350,857
	USD	17,610,002	GBP	13,916,000	17,182,497	03/15/17	427,505
	USD	106,867,974	MXN	2,211,077,000	106,326,682	01/20/17	541,291
	USD	82,383,898	NZD	116,528,000	80,925,059	01/09/17	1,458,839
	USD	76,404,203	TWD	2,438,440,143	75,278,682	01/12/17	1,125,522
	USD	18,383,150	TWD	580,815,621	17,929,115	01/13/17	454,035
	USD	34,946,000	TWD	1,113,977,137	34,365,408	01/20/17	580,592
Barclays Bank PLC	BRL	36,831,011	USD	10,739,000	11,302,760	01/04/17	563,760
	JPY	1,611,171,349	EUR	13,092,121	13,837,562	03/15/17	3,517
	NZD	10,161,389	USD	6,989,816	7,043,214	03/15/17	53,398
	PHP	2,101,873,217	USD	42,168,186	42,245,754	01/19/17	77,569
	PLN	73,678,077	EUR	16,497,000	17,583,553	03/15/17	151,674
	SEK	858,267,618	EUR	87,919,465	94,626,506	03/15/17	1,724,680
	USD	17,668,052	AUD	23,665,000	17,046,493	03/15/17	621,560
	USD	35,462,860	EUR	33,303,266	35,190,549	03/15/17	272,312
	USD	17,519,601	GBP	13,932,000	17,202,252	03/15/17	317,349
	USD	17,268,000	IDR	233,615,318,400	17,243,971	01/27/17	24,029
	USD	18,663,121	MXN	384,163,559	18,439,925	02/02/17	223,197
	USD	15,440,000	ZAR	214,291,250	15,384,705	03/15/17	55,295
BNP Paribas SA	ARS	144,898,071	USD	8,915,433	9,081,102	01/06/17	165,670
	BRL	273,611,733	USD	79,588,037	83,966,406	01/04/17	4,378,370
	EUR	16,567,000	USD	17,291,839	17,505,845	03/15/17	214,006
	JPY	2,063,187,377	USD	17,473,000	17,719,706	03/15/17	246,706
	PLN	1,014,013,492	USD	240,589,720	241,998,175	03/15/17	1,408,455
	SEK	323,527,932	EUR	33,250,000	35,669,898	03/15/17	535,632
	USD	69,034,785	KRW	78,919,876,000	65,370,692	01/13/17	3,664,093
	USD	34,660,414	KRW	40,719,839,820	33,727,632	01/19/17	932,782
	USD	84,024,118	KRW	98,160,335,510	81,304,206	01/20/17	2,719,912
	USD	35,536,377	KRW	42,119,491,405	34,883,589	02/09/17	652,789
	USD	5,896,825	PLN	24,507,091	5,853,360	01/26/17	43,464
	USD	69,951,536	TRY	248,292,977	69,270,540	03/15/17	680,996
Citibank NA	CZK	1,067,992,520	EUR	39,628,665	42,101,086	06/21/17	12,946
	EUR	46,705,004	CZK	1,256,831,661	49,603,658	06/21/17	58,388
	EUR	15,772,566	SEK	150,538,102	16,666,391	03/15/17	69,127
	GBP	14,002,515	EUR	16,300,000	17,289,319	03/15/17	65,605
	INR	4,406,376,765	USD	64,638,063	64,647,546	01/30/17	9,483
	JPY	2,059,944,389	USD	17,473,000	17,691,854	03/15/17	218,854
	NOK	60,854,319	USD	7,007,233	7,050,579	03/15/17	43,345
	RUB	600,239,336	USD	9,113,453	9,724,622	01/20/17	611,169
	RUB	2,187,215,616	USD	35,038,000	35,370,510	01/26/17	332,510
	SEK	2,789,090,414	EUR	286,802,712	307,505,347	03/15/17	4,449,641
	SEK	1,574,526,000	USD	172,583,607	173,149,423	01/27/17	565,816
	USD	103,217,199	AUD	138,431,000	99,864,740	01/12/17	3,352,459
	USD	23,071,608	GBP	18,489,384	22,829,389	03/15/17	242,219
	USD	25,822,156	IDR	345,291,044,923	25,537,554	01/12/17	284,602
	USD	19,665,347	ILS	74,923,991	19,491,710	03/15/17	173,637

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

Citibank NA (continued)	USD	907,481,357	JPY	92,653,846,537	$793,406,184	01/11/17	$114,075,173
	USD	28,397,000	JPY	3,292,279,360	28,275,776	03/15/17	121,224
	USD	71,914,404	KRW	84,179,405,289	69,724,538	01/19/17	2,189,865
	USD	33,264,965	NOK	280,974,829	32,546,694	01/27/17	718,272
	USD	14,877,880	NZD	20,603,000	14,308,140	01/09/17	569,739
	USD	115,193,965	NZD	161,573,349	111,992,142	03/15/17	3,201,823
Credit Suisse International (London)	AUD	11,462,376	USD	8,230,559	8,256,637	03/15/17	26,078
	CHF	35,408,969	EUR	32,988,000	34,937,833	03/15/17	80,416
	NZD	14,168,024	USD	9,766,019	9,820,353	03/15/17	54,334
	USD	7,007,718	AUD	9,560,325	6,886,542	03/15/17	121,176
	USD	7,755,000	CLP	5,111,785,800	7,620,874	01/19/17	134,126
	USD	152,374,539	JPY	16,660,175,000	142,663,110	01/11/17	9,711,429
	USD	34,633,000	RUB	2,126,019,977	34,380,885	01/26/17	252,115
Deutsche Bank AG	ARS	214,766,827	USD	13,220,488	13,313,094	01/18/17	92,606
	EUR	11,118,823	AUD	15,889,021	11,748,923	03/15/17	303,663
	EUR	16,191,360	USD	16,850,834	17,108,918	03/15/17	258,084
	INR	277,237,186	USD	4,059,110	4,066,194	02/03/17	7,085
	ZAR	149,734,585	USD	10,484,000	10,749,960	03/15/17	265,960
HSBC Bank PLC	BRL	62,028,687	USD	17,884,000	19,035,463	01/04/17	1,151,463
	EUR	16,776,000	USD	17,550,280	17,726,689	03/15/17	176,410
	USD	17,227,778	AUD	23,886,000	17,205,685	03/15/17	22,093
	USD	15,609,311	CNH	109,031,036	15,513,951	01/20/17	95,360
	USD	51,116,640	CNH	357,228,641	50,227,233	03/15/17	889,407
	USD	22,999,288	CNH	163,616,935	22,939,365	04/05/17	59,923
	USD	37,384,052	IDR	495,151,762,950	36,621,178	01/12/17	762,874
	USD	907,628,035	JPY	92,653,846,538	793,406,184	01/11/17	114,221,851
	USD	17,626,000	KRW	20,564,077,940	17,033,580	01/13/17	592,420
	USD	76,284,691	TWD	2,438,440,143	75,278,682	01/12/17	1,006,009
	USD	35,385,000	TWD	1,125,100,322	34,730,562	01/13/17	654,438
JPMorgan Chase Bank (London)	EUR	310,158,810	USD	322,475,217	327,153,979	02/09/17	4,678,762
	MYR	110,913,192	USD	24,636,530	24,717,828	01/12/17	81,297
	MYR	8,615,284	USD	1,917,917	1,918,679	01/19/17	761
	PLN	414,439,596	EUR	92,684,691	98,907,585	03/15/17	970,490
	SEK	1,540,782,451	EUR	158,559,942	169,875,756	03/15/17	2,330,287
	USD	22,744,000	CAD	30,167,502	22,488,726	03/15/17	255,274
	USD	17,626,000	CNH	123,608,142	17,379,611	03/15/17	246,389
	USD	17,156,000	KRW	20,609,228,304	17,069,097	01/31/17	86,903
	USD	51,809,824	MXN	1,084,535,039	51,134,829	06/08/17	674,995
	USD	24,603,448	NOK	207,052,778	23,989,125	03/15/17	614,323
	ZAR	99,639,496	USD	6,992,000	7,153,462	03/15/17	161,462
Merrill Lynch & Co., Inc.	USD	312,426,905	JPY	35,455,142,466	304,611,588	03/21/17	7,815,316
Morgan Stanley & Co.	BRL	120,425,070	USD	35,264,600	36,956,238	01/04/17	1,691,638
	EUR	8,138,180	USD	8,523,043	8,584,112	02/09/17	61,069
	JPY	2,056,413,624	USD	17,480,000	17,661,530	03/15/17	181,530
	RUB	2,219,356,248	USD	34,368,424	35,890,270	01/26/17	1,521,846
	USD	5,447,542	AUD	7,349,943	5,302,282	01/12/17	145,261
	USD	13,106,890	KRW	15,469,393,816	12,813,067	01/19/17	293,823
	USD	1,323,028	MXN	27,316,558	1,306,811	03/02/17	16,217
	USD	6,325,097	MXN	130,828,315	6,247,111	03/16/17	77,986
	USD	35,671,837	MYR	157,670,231	35,137,981	01/12/17	533,856
	USD	20,838,000	RUB	1,281,939,715	20,730,860	01/26/17	107,140
	USD	95,317,695	TWD	2,995,930,472	92,480,951	01/13/17	2,836,744
	USD	209,577,649	TWD	6,679,449,263	206,056,297	01/20/17	3,521,352
Royal Bank of Canada	CAD	46,611,708	USD	34,478,000	34,747,257	03/15/17	269,257
	NOK	150,735,660	EUR	16,519,000	17,464,227	03/15/17	9,102
	USD	32,979,415	CAD	43,149,607	32,146,033	01/20/17	833,381
	USD	140,211,516	CAD	187,887,918	140,075,973	03/22/17	135,543
	USD	35,143,000	JPY	4,070,388,774	34,958,577	03/15/17	184,423
	ZAR	275,424,423	USD	19,293,369	19,982,969	01/18/17	689,600
Royal Bank of Scotland PLC	ARS	98,240,602	USD	6,092,138	6,156,969	01/06/17	64,831
	ARS	110,766,919	USD	6,745,854	6,822,864	01/25/17	77,010
	CLP	5,422,621,180	USD	8,061,052	8,084,281	01/19/17	23,229
	EUR	33,269,000	GBP	27,931,322	35,154,341	03/15/17	666,712
	SEK	1,174,945,588	EUR	121,084,721	129,541,176	03/15/17	1,594,633
	USD	17,571,000	KRW	20,545,610,580	17,017,621	01/19/17	553,379
	USD	95,873,064	MXN	1,983,506,768	94,725,943	03/15/17	1,147,121
	USD	20,722,000	TRY	74,196,654	20,699,910	03/15/17	22,090

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

Standard Chartered Bank	BRL	77,089,664	USD	22,957,359	$23,453,774	02/02/17	$496,415
	USD	17,538,892	AUD	23,587,000	16,990,307	03/15/17	548,585
	USD	16,833,102	CNH	117,873,797	16,754,612	01/23/17	78,490
	USD	35,321,070	CNH	247,190,882	34,755,652	03/15/17	565,418
	USD	279,262,155	GBP	220,931,753	272,790,968	03/15/17	6,471,185
	USD	17,480,000	JPY	2,032,556,920	17,456,636	03/15/17	23,364
	USD	17,759,000	KRW	20,730,116,218	17,171,112	01/13/17	587,888
	USD	34,946,000	SGD	50,329,229	34,740,840	03/15/17	205,160
	USD	102,688,315	TWD	3,238,789,475	100,278,243	06/16/17	2,410,072
State Street Bank (London)	EUR	3,627,426	CZK	96,968,352	3,852,555	06/21/17	29,988
	EUR	16,529,000	SEK	158,253,605	17,465,692	03/15/17	17,770
	EUR	229,137,009	USD	240,580,682	242,122,112	03/15/17	1,541,430
	GBP	13,940,000	USD	17,212,130	17,182,165	03/15/17	29,957
	JPY	8,068,199,197	USD	68,717,000	69,293,813	03/15/17	576,813
	SEK	244,705,908	EUR	25,136,000	26,979,539	03/15/17	419,093
	SEK	810,907,664	EUR	83,079,694	89,443,429	03/22/17	1,619,571
	USD	34,856,758	AUD	47,163,000	33,972,691	03/15/17	884,067
	USD	91,769,569	CAD	120,448,477	89,789,763	03/15/17	1,979,806
	USD	16,789,883	CHF	17,008,000	16,735,481	01/26/17	54,402
	USD	77,938,150	JPY	8,991,824,716	77,226,381	03/15/17	711,769
	USD	17,614,000	KRW	20,569,805,340	17,038,324	01/13/17	575,676
	USD	16,694,207	KRW	19,515,528,100	16,164,419	01/19/17	529,788
UBS AG (London)	CHF	54,938,030	EUR	51,100,391	54,207,048	03/15/17	210,819
	HUF	9,613,661,031	EUR	30,722,949	32,788,247	03/16/17	322,336
	INR	428,774,007	USD	6,294,854	6,305,903	01/09/17	11,049
	JPY	8,039,238,210	USD	68,833,000	69,045,081	03/15/17	212,081
	RUB	1,235,427,530	USD	18,956,998	19,978,689	01/26/17	1,021,692
	USD	34,304,018	GBP	27,734,000	34,243,990	03/15/17	60,028
	USD	26,274,544	KRW	30,602,205,516	25,348,333	01/13/17	926,211
	USD	90,320,270	KRW	106,627,048,984	88,317,585	01/19/17	2,002,685
	USD	12,598,229	MXN	261,060,502	12,442,592	03/30/17	155,637
	USD	17,478,434	NZD	24,482,000	16,969,331	03/15/17	509,103
	USD	65,098,315	TWD	2,075,407,283	64,267,526	06/20/17	830,789
Westpac Banking Corp.	AUD	21,402,000	NZD	22,176,859	15,416,397	03/15/17	44,840
	USD	9,546,313	AUD	12,715,718	9,173,176	01/12/17	373,137
	USD	216,940,896	AUD	293,111,088	211,135,265	03/15/17	5,805,631
	USD	163,219,915	CAD	216,703,000	161,441,608	01/20/17	1,778,307
	USD	50,293,749	GBP	39,803,529	49,146,594	03/15/17	1,147,155
	USD	73,013,495	JPY	8,378,773,089	71,961,181	03/15/17	1,052,314
	USD	69,501,701	SGD	98,932,544	68,290,331	03/15/17	1,211,370

TOTAL							$376,115,828

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

Bank of America Securities LLC	COP	74,875,264,196	USD	24,875,503	$24,806,455	01/26/17	$(69,048)
	GBP	151,890,000	USD	190,482,211	187,232,166	01/06/17	(3,250,046)
	JPY	1,739,028,474	EUR	14,179,714	14,935,664	03/15/17	(47,608)
	MXN	1,785,991,332	USD	87,227,904	85,293,237	03/15/17	(1,934,667)
	NZD	125,096,000	USD	88,441,371	86,875,268	01/09/17	(1,566,103)
	USD	48,288,960	BRL	163,699,062	50,236,229	01/04/17	(1,947,269)
	USD	17,217,686	EUR	16,385,000	17,313,531	03/15/17	(95,846)
	USD	34,992,000	JPY	4,116,534,567	35,354,900	03/15/17	(362,900)
Barclays Bank PLC	EUR	18,464,000	PLN	81,948,402	19,510,347	03/15/17	(46,950)
	GBP	14,011,391	EUR	16,453,000	17,300,279	03/15/17	(85,106)
	GBP	13,994,000	USD	17,510,986	17,278,806	03/15/17	(232,180)
	JPY	5,028,573,266	EUR	41,188,499	43,187,955	03/15/17	(334,680)
	MYR	40,469,879	USD	9,087,732	9,012,900	01/19/17	(74,832)
	TWD	1,103,662,497	USD	34,503,362	34,071,887	01/12/17	(431,475)
	TWD	559,739,058	USD	17,519,000	17,267,555	01/20/17	(251,445)
	USD	17,571,000	BRL	59,403,334	18,229,790	01/04/17	(658,790)
	USD	17,339,330	EUR	16,449,182	17,381,351	03/15/17	(42,021)
	USD	34,884,000	JPY	4,083,608,863	35,072,117	03/15/17	(188,117)

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

BNP Paribas SA	ARS	208,395,000	USD	12,979,260	$12,836,420	01/25/17	$(142,840)
	AUD	66,466,483	USD	49,522,515	47,877,474	03/15/17	(1,645,041)
	CNH	243,427,685	USD	34,535,070	34,226,537	03/15/17	(308,533)
	EUR	17,447,200	HUF	5,415,549,444	18,437,008	03/16/17	(33,206)
	EUR	6,702,798	SEK	64,440,897	7,082,642	03/15/17	(22,154)
	IDR	391,642,291,168	USD	29,692,365	28,977,130	01/09/17	(715,235)
	KRW	42,460,552,400	USD	35,897,123	35,169,438	01/19/17	(727,684)
	NOK	151,360,975	EUR	16,698,000	17,536,675	03/15/17	(107,594)
	USD	34,770,084	EUR	33,203,000	35,084,601	03/15/17	(314,517)
	USD	7,530,190	PLN	31,564,296	7,538,928	01/26/17	(8,739)
	ZAR	340,901,370	USD	24,640,415	24,474,481	03/15/17	(165,934)
Citibank NA	AUD	145,551,783	USD	108,526,612	105,001,705	01/12/17	(3,524,907)
	AUD	41,004,090	USD	29,872,038	29,536,274	03/15/17	(335,763)
	CZK	1,249,452,271	EUR	46,705,004	49,992,967	11/21/17	(45,998)
	GBP	7,702,113	USD	9,724,796	9,494,261	01/06/17	(230,535)
	IDR	642,521,650,550	USD	48,768,247	47,520,582	01/12/17	(1,247,665)
	IDR	93,977,730,000	USD	7,029,000	6,945,967	01/17/17	(83,033)
	JPY	1,878,950,996	USD	16,367,304	16,089,686	01/11/17	(277,618)
	MXN	2,671,207,818	USD	130,212,177	127,568,346	03/15/17	(2,643,832)
	NOK	453,391,387	EUR	50,465,416	52,529,905	03/15/17	(795,365)
	NOK	281,595,000	USD	33,367,638	32,618,531	01/27/17	(749,106)
	RUB	2,168,217,473	USD	35,142,000	35,063,282	01/26/17	(78,718)
	TWD	834,925,068	USD	25,902,000	25,756,849	01/20/17	(145,151)
	USD	35,057,146	EUR	33,647,000	35,553,762	03/15/17	(496,616)
	USD	36,138,063	INR	2,464,615,893	36,159,271	01/30/17	(21,208)
	USD	172,550,930	SEK	1,574,208,013	173,114,455	01/27/17	(563,525)
	USD	6,907,000	ZAR	97,833,511	7,023,804	03/15/17	(116,804)
	ZAR	97,163,664	USD	7,009,000	6,975,713	03/15/17	(33,287)
Credit Suisse International (London)	NZD	73,949,482	USD	52,818,787	51,256,973	03/15/17	(1,561,814)
	RUB	1,077,544,247	USD	17,565,000	17,425,483	01/26/17	(139,517)
	USD	6,858,799	EUR	6,543,875	6,914,714	03/15/17	(55,915)
	USD	17,439,000	JPY	2,036,038,128	17,486,535	03/15/17	(47,535)
	USD	12,479,108	SEK	114,383,508	12,611,115	03/15/17	(132,007)
Deutsche Bank AG	CLP	10,353,650,822	USD	15,453,210	15,435,676	01/19/17	(17,534)
	GBP	77,927,316	USD	97,299,346	96,059,650	01/06/17	(1,239,696)
	USD	47,474,005	CLP	32,286,121,466	48,133,564	01/19/17	(659,558)
HSBC Bank PLC	CNH	123,664,046	USD	17,519,000	17,387,472	03/15/17	(131,528)
	CNY	109,031,036	USD	15,609,311	15,551,907	01/20/17	(57,404)
	CNY	163,593,936	USD	22,999,288	22,965,745	04/05/17	(33,543)
	KRW	24,307,619,000	USD	20,714,838	20,134,419	01/13/17	(580,418)
	KRW	14,546,635,428	USD	12,156,000	12,048,682	01/20/17	(107,318)
	TWD	1,138,664,458	USD	35,518,000	35,149,271	01/13/17	(368,729)
	USD	17,210,000	JPY	2,004,462,468	17,215,347	03/15/17	(5,347)
JPMorgan Chase Bank (London)	CNH	236,959,938	USD	33,444,260	33,317,155	03/15/17	(127,104)
	EUR	16,759,000	PLN	75,024,982	17,708,726	03/15/17	(196,272)
	IDR	235,214,542,920	USD	17,571,000	17,384,890	01/17/17	(186,110)
	KRW	41,647,653,120	USD	34,536,000	34,496,126	01/19/17	(39,874)
	KRW	20,779,209,913	USD	17,423,000	17,210,996	01/20/17	(212,004)
	NOK	298,851,414	EUR	32,794,000	34,624,910	03/15/17	(27,512)
	USD	451,837,172	EUR	434,580,000	458,392,834	02/09/17	(6,555,662)
	USD	17,519,000	PHP	880,479,888	17,696,851	01/19/17	(177,851)
Morgan Stanley & Co.	CAD	23,291,337	USD	17,439,000	17,362,806	03/15/17	(76,194)
	CZK	400,917,418	EUR	15,000,184	15,945,520	09/21/17	(66,715)
	CZK	445,376,696	EUR	16,650,851	17,820,370	11/21/17	(19,074)
	CZK	445,763,297	EUR	16,654,709	17,837,663	11/22/17	(7,038)
	TRY	162,476,426	USD	45,549,000	45,328,828	03/15/17	(220,172)
	TWD	571,967,513	USD	17,959,855	17,657,583	01/12/17	(302,272)
	USD	34,839,000	BRL	116,807,078	35,845,944	01/04/17	(1,006,944)
	USD	53,260,939	HUF	15,732,748,815	53,657,941	03/16/17	(397,002)
	USD	34,845,000	JPY	4,083,337,246	35,069,785	03/15/17	(224,785)
	USD	105,438,000	RUB	6,656,249,681	107,641,394	01/26/17	(2,203,394)
	USD	7,021,787	SEK	65,474,656	7,218,772	03/15/17	(196,984)
Royal Bank of Canada	CAD	93,039,854	USD	69,990,000	69,357,676	03/15/17	(632,324)
	MXN	86,384,072	USD	4,166,464	4,154,053	01/20/17	(12,411)
	NOK	150,350,817	EUR	16,519,000	17,419,639	03/15/17	(35,487)

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

Royal Bank of Canada (continued)	USD	35,046,000	BRL	116,675,494	$35,805,562	01/04/17	$(759,562)
	USD	34,312,000	CAD	46,249,849	34,477,504	03/15/17	(165,504)
Royal Bank of Scotland PLC	GBP	14,169,000	USD	17,519,827	17,494,883	03/15/17	(24,944)
	MXN	1,557,425,038	USD	76,010,885	74,377,641	03/15/17	(1,633,244)
Standard Chartered Bank	CNH	123,975,996	USD	17,626,000	17,431,333	03/15/17	(194,667)
	CNY	117,798,048	USD	16,833,102	16,784,299	01/23/17	(48,803)
	KRW	46,138,952,436	USD	38,297,533	38,215,954	01/20/17	(81,578)
	KRW	20,750,955,600	USD	17,268,000	17,186,480	01/31/17	(81,520)
	TWD	558,699,175	USD	17,473,000	17,237,036	01/19/17	(235,964)
	USD	23,157,003	BRL	77,089,664	23,657,399	01/04/17	(500,396)
	USD	17,597,888	EUR	16,793,000	17,744,653	03/15/17	(146,764)
State Street Bank (London)	AUD	17,721,000	USD	13,057,010	12,764,881	03/15/17	(292,129)
	CZK	491,061,480	EUR	18,302,701	19,358,021	06/21/17	(80,602)
	CZK	1,177,420,766	EUR	44,050,476	46,824,406	09/20/17	(195,472)
	EUR	102,052,714	SEK	984,415,116	107,836,001	03/15/17	(698,635)
	GBP	14,119,000	JPY	2,044,642,985	17,433,147	03/15/17	(127,291)
	GBP	235,291,990	USD	292,847,657	290,040,351	01/06/17	(2,807,306)
	NOK	297,791,252	EUR	33,186,000	34,502,081	03/15/17	(564,557)
	USD	35,337,587	EUR	33,632,171	35,538,092	03/15/17	(200,505)
	USD	69,733,000	JPY	8,183,699,134	70,285,787	03/15/17	(552,787)
	USD	18,072,392	SEK	166,337,536	18,339,199	03/15/17	(266,805)
UBS AG (London)	AUD	23,954,000	USD	17,444,333	17,254,667	03/15/17	(189,666)
	CZK	530,340,840	EUR	19,686,000	20,906,444	06/21/17	(1,329)
	EUR	16,774,000	HUF	5,279,801,014	17,725,616	03/16/17	(281,615)
	IDR	465,063,492,377	USD	34,784,106	34,395,864	01/12/17	(388,241)
	INR	1,888,447,185	USD	27,783,540	27,706,091	01/30/17	(77,448)
	JPY	2,012,273,090	USD	17,571,000	17,282,429	03/15/17	(288,571)
	KRW	42,600,700,103	USD	36,072,099	35,285,520	01/19/17	(786,578)
	TWD	561,272,312	USD	17,480,000	17,314,855	01/20/17	(165,145)
	USD	17,345,425	EUR	16,530,000	17,466,748	03/15/17	(121,324)
	USD	36,298,395	INR	2,475,913,525	36,325,022	01/30/17	(26,627)
	USD	18,498,374	PHP	924,826,227	18,588,172	01/19/17	(89,798)
Westpac Banking Corp.	AUD	24,179,000	USD	17,449,573	17,416,740	03/15/17	(32,833)
	CAD	258,594,167	USD	194,772,190	192,650,116	01/20/17	(2,122,074)
	EUR	14,506,932	USD	15,509,651	15,329,034	03/15/17	(180,617)
	GBP	13,638,685	USD	17,347,044	16,812,171	01/06/17	(534,873)
	NZD	54,159,197	USD	37,957,473	37,539,634	03/15/17	(417,839)
	TWD	266,425,733	USD	8,395,328	8,219,046	01/20/17	(176,282)
	USD	138,831,362	EUR	132,314,225	139,812,419	03/15/17	(981,057)

TOTAL							$(61,781,691)

FUTURES CONTRACTS — At December 31, 2016, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Australian 3 Year Government Bonds	20,368	March 2017	$1,638,407,892	$(2,386,207)
French 10 Year Government Bonds	(1,032)	March 2017	(164,927,414)	(1,650,601)
Japan 10 Year Government Bonds	(142)	March 2017	(182,537,583)	108,777
Ultra 10 Year U.S. Treasury Notes	(169)	March 2017	(22,656,563)	126,497
Ultra Long U.S. Treasury Bonds	1,799	March 2017	288,289,750	4,750,948
30 Day Federal Funds	(5,460)	April 2017	(2,259,028,208)	138,218
90 Day Sterling	5,612	March 2017	861,113,566	212,978
90 Day Sterling	5,612	June 2017	860,897,434	216,891
90 Day Sterling	5,612	September 2017	860,724,528	324,695
90 Day Sterling	5,612	December 2017	860,465,169	418,635
10 Year German Euro-Bund	9,491	March 2017	1,639,974,242	23,227,792
10 Year U.S. Treasury Notes	(8,578)	March 2017	(1,066,084,563)	(2,866,579)
2 Year U.S. Treasury Notes	(12,721)	March 2017	(2,756,481,688)	1,166,231
5 Year U.S. Treasury Notes	(17,402)	March 2017	(2,047,590,024)	(1,154,356)
20 Year U.S. Treasury Bonds	(2,354)	March 2017	(354,644,813)	(5,367,130)

TOTAL				$17,266,789

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At December 31, 2016, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

Counterparty	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Bank of America Securities LLC	KRW	57,343,520		11/04/17	2.060%	3 month KWCDC	$—	$281,494
	BRL	82,020		01/04/21	11.980	1 month Brazilian Interbank Deposit Average	—	470,454
		120,630		01/04/21	11.763	1 month Brazilian Interbank Deposit Average	—	509,790
		133,040		01/04/21	11.704	1 month Brazilian Interbank Deposit Average	—	486,806
Barclays Bank PLC	KRW	217,875,100		11/07/17	2.034	3 month KWCDC	—	1,017,826
		19,262,500		05/20/23	3 month KWCDC	2.840%	—	(1,147,564)
Citibank NA		7,061,700		10/14/17	2.240	3 month KWCDC	—	45,051
		136,480,620		10/28/17	2.173	3 month KWCDC	—	788,518
	MYR	112,250		09/17/18	3 month KLIBOR	3.830	—	(36,678)
		42,800		09/24/18	3 month KLIBOR	3.785	—	(5,572)
		51,130		11/21/18	3 month KLIBOR	3.960	—	(44,907)
	BRL	106,690		01/04/21	1 month Brazilian Interbank Deposit Average	11.990	—	(403,633)
	KRW	28,266,470		01/07/24	3 month KWCDC	3.471	—	(2,901,146)
Credit Suisse International (London)	BRL	36,980		01/02/18	11.935	1 month Brazilian Interbank Deposit Average	—	(264,241)
Deutsche Bank AG	KRW	55,677,880		03/03/17	2.850	3 month KWCDC	—	152,351
		111,467,390		10/13/17	2.248	3 month KWCDC	—	726,447
		278,210,230		10/15/17	2.253	3 month KWCDC	—	1,820,866
		34,254,690		11/04/17	2.075	3 month KWCDC	—	172,437
	BRL	40		01/02/18	11.900	1 month Brazilian Interbank Deposit Average	—	(297)
	MYR	112,770		09/13/18	3 month KLIBOR	3.920	—	(76,857)
		50,380		11/14/18	3 month KLIBOR	3.880	—	(28,414)
		26,840		08/14/23	3 month KLIBOR	4.490	—	(80,660)
JPMorgan Securities, Inc.	KRW	230,094,560		03/05/17	2.889	3 month KWCDC	—	659,797
	MYR	113,040		11/26/18	3 month KLIBOR	3.955	—	(95,731)
		254,240		12/11/18	3 month KLIBOR	3.972	—	(223,006)
	BRL	106,690		01/04/21	11.980	1 month Brazilian Interbank Deposit Average	—	526,256
	MYR	34,420		08/15/23	3 month KLIBOR	4.520	—	(117,138)
		64,380		09/26/23	3 month KLIBOR	4.330	—	(35,786)
	KRW	31,495,660		10/31/23	3 month KWCDC	3.230	—	(2,695,324)
		62,836,430		11/06/23	3 month KWCDC	3.320	—	(5,697,940)
		15,252,380	(a)	12/15/26	3 month KWCDC	2.000	68,636	(76,584)
		8,900,000		12/18/28	3 month KWCDC	3.495	—	(1,389,090)

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS (continued)

Counterparty	Notional Amount (000s)		Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Morgan Stanley & Co. International PLC	KRW	19,402,350	10/13/17	2.250%	3 month KWCDC	$—	$126,850
		113,180,350	10/13/17	2.245	3 month KWCDC	—	735,264
		14,081,670	10/14/17	2.250	3 month KWCDC	—	91,001
		14,081,680	10/14/17	2.245	3 month KWCDC	—	90,418
		53,882,840	10/28/17	2.168	3 month KWCDC	—	308,850
		132,770,610	10/29/17	2.175	3 month KWCDC	—	771,528
	MYR	67,180	11/20/18	3 month KLIBOR	3.934%	—	(51,235)
	BRL	63,100	01/04/21	1 month Brazilian Interbank Deposit Average	11.980	—	1,942
	KRW	36,546,310	06/27/23	3 month KWCDC	3.413	—	(3,257,334)

TOTAL						$68,636	$(8,845,191)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2016.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

				Rates Exchanged		Market Value
Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

SEK	5,846,750		06/15/18	0.000%	3 month STIBOR	$—	$(249,834)
	5,846,750		06/15/18	0.050	3 month STIBOR	4,288,426	370,583
	4,356,760	(a)	09/15/18	0.330	3 month STIBOR	97,478	(217,317)
NZD	1,542,720	(a)	02/22/19	2.350	3 month NZDOR	397,789	(4,217,963)
GBP	1,359,520	(a)	03/15/19	0.600	6 month GBP	1,650,430	1,683,592
CAD	2,187,250	(a)	03/15/19	1.000	6 month CDOR	(6,036,524)	1,049,825
NOK	2,013,280	(a)	03/15/19	1.250	3 month NIBOR	(383,149)	177,703
	$2,289,110	(a)	03/15/19	3 month LIBOR	1.250%	14,476,228	(939,805)
ZAR	5,983,470	(a)	03/15/19	7.667	3 month JIBAR	9,976	1,389,460
PLN	285,790		06/17/19	3.048	6 month WIBOR	854,003	1,963,346
	285,790		06/17/19	6 month WIBOR	3.045	273	(2,811,755)
GBP	27,560		10/15/19	6 month GBP	3.100	6,859	268,551
	$1,031,480	(a)	12/19/19	2.250	3 month LIBOR	8,055	1,370,003
	3,101,110	(a)	12/20/19	2.250	3 month LIBOR	795,204	3,321,519
MXN	394,350	(a)	03/11/20	5.250	Mexico Interbank TIIE 28 Days	(366,856)	(789,306)
PLN	64,550		09/21/20	2.017	6 month WIBOR	139	(76,334)
	880,940		09/21/21	1.771	6 month WIBOR	(1,003,180)	(4,115,714)
MXN	221,330	(a)	03/09/22	Mexico Interbank TIIE 28 Days	5.500	513,673	467,498
CAD	811,480	(a)	03/15/22	1.250	6 month CDOR	(5,916,169)	(1,605,546)
NOK	3,850,920	(a)	03/15/22	1.500	3 month NIBOR	(2,645,363)	802,437
	$630,250	(a)	03/15/22	3 month LIBOR	1.500	13,839,143	1,900,027
SEK	5,213,390	(a)	03/15/22	3 month STIBOR	0.500	(4,121,296)	(659,657)
NZD	376,600	(a)	03/15/22	3.000	3 month NZDOR	1,464,983	(3,008,513)
EUR	179,370	(a)	03/15/22	6 month EURO	0.000	1,773,503	(709,933)
CAD	475,050	(a)	09/29/22	2.242	6 month CDOR	354,269	1,865,957
	151,700	(a)	02/12/23	1.590	6 month CDOR	107,916	(933,004)
	$234,210	(a)	12/19/23	3 month LIBOR	2.600	58,647	(1,890,614)
EUR	47,530	(a)	03/15/24	6 month EURO	0.250	715,301	(347,382)
	78,140	(a)	08/16/24	0.250	6 month EURO	(355,467)	(1,347,776)
GBP	32,010		12/15/24	6 month GBP	3.150	(1,908,883)	1,655,395
EUR	175,740	(a)	12/23/25	1.090	6 month EURO	46,947	637,193
NOK	494,860	(a)	06/16/26	2.500	3 month NIBOR	160,138	264,438
CAD	164,750	(a)	06/29/26	1.695	6 month CDOR	409,536	(3,991,666)
MXN	814,430	(a)	11/03/26	8.282	Mexico Interbank TIIE 28 Days	65,089	(167,522)
ZAR	303,340	(a)	12/08/26	3 month JIBAR	9.120	338	(11,913)

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

					Rates Exchanged		Market Value
	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	CHF	40,620	(a)	12/15/26	1.000%	6 month CHFOR	$560,112	$309,111
		$152,020	(a)	12/15/26	2.500	3 month LIBOR	(2,502,049)	1,092,702
	CAD	149,230	(a)	12/15/26	2.500	6 month CDOR	(377,930)	781,745
	NZD	233,980	(a)	12/15/26	2.750	3 month NZDOR	(8,059,311)	124,143
	SEK	501,730	(a)	12/15/26	3 month STIBOR	2.750%	(2,758,871)	737,259
	AUD	258,020	(a)	12/15/26	3.500	6 month AUDOR	1,491,629	(858,455)
	GBP	112,760	(a)	12/15/26	6 month BP	2.250	(3,328,146)	(896,486)
	EUR	60,140	(a)	12/15/26	6 month EURO	1.500	(546,376)	(239,522)
	JPY	38,458,960	(a)	12/15/26	6 month JYOR	0.250	(207,532)	1,985,183
	MXN	1,121,990	(a)	03/03/27	6.000	Mexico Interbank TIIE 28 Days	(2,422,921)	(5,248,156)
	EUR	135,320	(a)	03/15/27	0.750	6 month EURO	(867,069)	1,607,212
		$205,270	(a)	03/15/27	1.750	3 month LIBOR	(12,973,138)	1,660,667
		68,300	(a)	03/15/27	3 month LIBOR	1.750	4,894,928	(1,130,902)
	SEK	1,022,640	(a)	03/15/27	3 month STIBOR	1.250	(28,768)	(1,046,887)
	GBP	152,570	(a)	03/15/27	6 month GBP	1.500	(1,010,329)	(3,460,507)
		$439,330	(a)	12/20/28	3 month LIBOR	2.790	(420,745)	(6,440,272)
	GBP	32,010		12/15/29	3.377	6 month GBP	2,780,530	(2,060,847)
		94,250		09/15/31	3.230	6 month GBP	(511,223)	(7,817,338)
		51,600		12/21/31	6 month GBP	1.500	(5,654,744)	4,817,690
		253,930	(a)	03/15/32	6 month GBP	1.750	(3,057,134)	(11,120,762)
	EUR	63,440	(a)	12/23/35	6 month EURO	1.540	(55,210)	(323,660)
	JPY	7,997,340	(a)	03/15/37	6 month JYOR	0.750	(6,229)	(1,113,487)
	GBP	24,900		12/15/39	3.568	6 month GBP	3,272,213	(1,711,758)
	CAD	58,010	(a)	09/29/40	6 month CDOR	2.835	745,658	(2,187,010)
		17,300	(a)	02/12/41	6 month CDOR	2.265	427	733,430
	GBP	24,900		12/15/44	6 month GBP	3.565	(3,965,450)	1,489,766
	CAD	43,280	(a)	06/29/46	6 month CDOR	1.948	(709,403)	4,351,766
		$135,390	(a)	03/15/47	2.250	3 month LIBOR	(12,499,660)	2,540,804
	EUR	264,920	(a)	03/15/47	6 month EURO	1.250	6,989,570	(7,227,054)
	GBP	83,100	(a)	03/15/47	6 month GBP	1.750	(3,627,263)	(4,628,079)

TOTAL							$(25,496,978)	$(44,183,731)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2016.

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at December 31, 2016(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Purchased:
Bank of America Securities LLC	People’s Republic of China 7.500% 10/28/27	13,180	(1.000)%	03/20/19	0.590%	$(11,038)	$(111,880)
Barclays Bank PLC		46,460	(1.000)	03/20/19	0.590	(82,733)	(350,559)
		10,330	(1.000)	06/20/21	1.081	41,830	(9,838)
	People’s Republic of China 4.250% 10/28/17	11,090	(1.000)	03/20/19	0.590	(16,266)	(87,161)
	People’s Republic of China, 4.250%, 10/28/17	41,120	(1.000)	03/20/19	0.590	(47,539)	(335,951)
Citibank NA		518,290	(1.000)	03/20/19	0.590	(1,139,034)	(3,694,608)
		1,005,380	(1.000)	06/20/19	0.648	(2,691,755)	(6,274,256)
		2,060	(1.000)	06/20/21	1.081	17,915	(11,535)
	People’s Republic of China, 4.250%, 10/28/17	67,150	(1.000)	06/20/19	0.648	(147,634)	(451,212)
Deutsche Bank AG		11,160	(1.000)	06/20/21	1.081	37,828	(3,265)
JPMorgan Securities, Inc.		24,020	(1.000)	06/20/19	0.648	(69,507)	(144,705)
		47,260	(1.000)	03/20/19	0.590	(73,649)	(367,104)
		3,640	(1.000)	06/20/21	1.081	16,908	(5,635)
	People’s Republic of China, 4.250%, 10/28/17	19,400	(1.000)	03/20/19	0.590	(65,345)	(115,582)
UBS AG (London)		5,910	(1.000)	06/20/21	1.081	26,632	(8,329)

TOTAL						$(4,203,387)	$(11,971,620)

(b)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

					Market Value
Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at December 31, 2016(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Purchased:
	755,120	(1.000)%	12/20/21	0.678%	$(8,628,955)	$(3,052,400)
CDX North America High Yield Index 27	439,340	(5.000)	12/20/21	3.548	(19,080,526)	(8,890,787)

TOTAL					$(27,709,481)	$(11,943,187)

(b)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

					Market Value
Counterparty	Notional Amount (000s)	Reference Security	Termination Date	Financing Fee#	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Credit Suisse International (London)	$21,899	Markit MBX Fannie-Mae Index, 30 yr Fixed Rate, 6.500%, Series 67	01/12/38	One month LIBOR	$32,894	$(155,481)
JPMorgan Securities, Inc.	18,204	Markit IOS Fannie-Mae Index, 30 yr Fixed Rate, 3.500%, Series 13	01/12/44	One month LIBOR	(6,815)	11,639
	50,801	Markit IOS Fannie-Mae Index, 30 yr Fixed Rate, 3.500%, Series 14	01/12/45	One month LIBOR	(659,310)	630,115
	21,832	Markit MBX Ginnie-Mae Index, 30 yr Fixed Rate, 4.500%, Series 10	01/12/41	One month LIBOR	60,920	(18,620)

TOTAL					$(572,311)	$467,653

#	The Fund receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

TAX INFORMATION — At December 31, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$8,680,794,628

Gross unrealized gain	134,495,626
Gross unrealized loss	(460,045,413)

Net unrealized security loss	$(325,549,787)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MULTI-SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s and GSAMI’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM and GSAMI day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM and GSAMI regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued using available market quotations as provided by a third party pricing vendor or broker. Prior to October 11, 2016, such securities were valued at amortized cost. With the exception of treasury securities of G8 countries (not held in money market funds), which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in a Fund having a direct contractual relationship with the borrower, and the Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

Inverse Floaters — The interest rate on inverse floating rate securities (“inverse floaters”) resets in the opposite direction from the market rate of interest to which the inverse floaters are indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

GOLDMAN SACHS MULTI-SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby a Fund sells mortgage-backed-securities and simultaneously contracts with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, a Fund will not be entitled to accrue interest and receive principal payments on the securities sold. The Funds account for mortgage dollar roll transactions as purchases and sales and realize gains and losses on these transactions.

Structured Notes — The values of structured notes are based on the price movements of a reference security or index. Upon termination, a Fund will receive a payment from the issuer based on the value of the referenced instrument (notional amount multiplied by price of the referenced instrument) and record a realized gain or loss.

Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss.

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM and GSAMI to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.
Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

GOLDMAN SACHS MULTI-SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

A forward foreign currency contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

Option Contracts — When a Fund writes call or put option contracts, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

GOLDMAN SACHS MULTI-SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

A total return swap is an agreement that gives a Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

Short Term Investments — Short-term investments having a maturity of 60 days or less are valued using available market quotations as provided by a third party pricing vendor or broker. Prior to October 11, 2016, such securities were valued at amortized cost. These investments are classified as Level 2 of the fair value hierarchy.

Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GSAM and GSAMI did not develop the unobservable inputs (examples include but are not limited to single source broker quotations, third party pricing, etc.) for the valuation of Level 3 Assets and Liabilities.

GOLDMAN SACHS MULTI-SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of December 31, 2016:

BOND FUND

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$138,133,420	$—
Mortgage-Backed Obligations	—	146,753,584	1,061,525
U.S. Treasury Obligations and/or Other U.S. Government Agencies	83,357,968	9,149,236	—
Asset-Backed Securities	—	65,949,360	—
Foreign Debt Obligations	—	28,116,976	—
Structured Note	—	1,420,628	—
Municipal Debt Obligations	—	6,326,141	—
Government Guarantee Obligations	—	5,452,025	—
Investment Company	5,675,367	—	—
Short-term Investments	—	55,105,263	—
Total	$89,033,335	$456,406,633	$1,061,525
Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(994,219)	$—

Derivative Type
Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$3,128,289	$—
Futures Contracts(a)	1,533,796	—	—
Interest Rate Swap Contracts(a)	—	690,267	—
Total	$1,533,796	$3,818,556	$—
Liabilities
Forward Foreign Currency Exchange Contracts	$—	$(1,329,738)	$—
Futures Contracts	(131,044)	—	—
Interest Rate Swap Contracts	—	(1,618,745)	—
Credit Default Swap Contracts	—	(163,507)	—
Total	$(131,044)	$(3,111,990)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS MULTI-SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

CORE FIXED INCOME

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$347,718,120	$—
Mortgage-Backed Obligations	—	329,830,036	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	190,679,977	37,617,611	—
Asset-Backed Securities	—	96,555,901	—
Foreign Debt Obligations	—	11,905,282	—
Municipal Debt Obligations	—	9,148,097	—
Government Guarantee Obligations	—	27,200,951	—
Investment Company	33,475,488	—	—
Short-term Investments	—	68,794,391	—
Total	$224,155,465	$928,770,389	$—
Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(86,047,500)	$—

Derivative Type
Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$1,903,216	$—
Futures Contracts(a)	1,059,132	—	—
Interest Rate Swap Contracts(a)	—	547,775	—
Total	$1,059,132	$2,450,991	$—
Liabilities
Forward Foreign Currency Exchange Contracts	$—	$(883,311)	$—
Futures Contracts	(148,458)	—	—
Interest Rate Swap Contracts	—	(1,246,984)	—
Credit Default Swap Contracts	—	(19,080)	—
Total	$(148,458)	$(2,149,375)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS MULTI-SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

GLOBAL INCOME

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Foreign Sovereign Debt Obligations	$331,492,125	$74,929,058	$—
Corporate Obligations	—	157,427,673	—
Asset-Backed Securities	—	95,383,756	—
Mortgage-Backed Obligations	—	142,653,973	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	52,567,234	2,534,220	—
Government Guarantee Obligations	—	15,814,055	—
Investment Company	19,471,419	—	—
Total	$403,530,778	$488,742,735	$—
Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(5,175,000)	$—

Derivative Type
Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$14,848,613	$—
Futures Contracts	2,100,622	—	—
Interest Rate Swap Contracts	—	868,455	—
Credit Default Swap Contracts	—	331	—
Total	$2,100,622	$15,717,399	$—
Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(4,449,539)	$—
Futures Contracts(a)	(320,827)	—	—
Interest Rate Swap Contracts(a)	—	(2,260,511)	—
Credit Default Swap Contracts(a)	—	(136,566)	—
Written Options	—	(284)	—
Total	$(320,827)	$(6,846,900)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

STRATEGIC INCOME

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Bank Loans	$—	$100,069,992	$39,190,287
Corporate Obligations	—	509,422,447	—
Mortgage-Backed Obligations	—	1,478,791,396	50,864,733
U.S. Treasury Obligations and/or Other U.S. Government Agencies	838,026,250	46,385,620	—
Asset-Backed Securities	—	2,158,694,891	—
Foreign Debt Obligations	2,028,951,600	522,135,848	—
Municipal Debt Obligations	—	138,023,945	—
Common Stock and/or Other Equity Investments(b)
Europe	—	23,319,942	—
North America	—	84,066,851	—
Investment Company	108,504,448	—	—
Short-term Investments	—	228,796,591	—
Total	$2,975,482,298	$5,289,707,523	$90,055,020

Derivative Type
Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$376,115,828	$—
Futures Contracts	30,691,662	—	—
Interest Rate Swap Contracts	—	51,202,951	—
Total Return Swap Contracts	—	641,754	—
Total	$30,691,662	$427,960,533	$—
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(61,781,691)	$—
Futures Contracts	(13,424,873)	—	—
Interest Rate Swap Contracts	—	(104,231,873)	—
Credit Default Swap Contracts	—	(23,914,807)	—
Total Return Swap Contracts	—	(174,101)	—
Total	$(13,424,873)	$(190,102,472)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

(b)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principle exchange or system on which they are traded, which may differ from country of domicile noted in table. The Funds utilize fair value model prices provided by an independent fair value service for certain international equity securities, resulting in a Level 2 classification.

GOLDMAN SACHS MULTI-SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The following is a reconciliation of Level 3 investments for the period ended December 31, 2016:

	Bank Loans	Collateralized Mortgage Obligations	Corporate Bonds
Beginning Balance as of April 1, 2016	$138,835,647	$61,203,575
Realized gain (loss)	(43,217,888)	781,713
Net change in unrealized gain (loss) relating to instruments still held at reporting date	47,013,777	(5,557,216)	$(1,345,279)
Purchases	20,122,256	312,292	1,487,939
Sales	(79,935,875)	(5,875,631)
Amortization	965,893		(142,660)
Transfers into Level 3	4,445,528
Transfers out of Level 3	(49,039,050)
Ending Balance as of December 31, 2016	$39,190,287	$50,864,733	$—

Transfers of the above investments into or out of Level 3 can be attributable to changes in the availability of valid pricing sources or in the observability of significant inputs used to measure the fair value of those investments.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Funds invest. The imposition of exchange controls, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Funds have exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

GOLDMAN SACHS MULTI-SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, it will subject the Fund to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Funds will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with increasing rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Funds’ investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Leverage Risk — Leverage creates exposure to potential gains and losses in excess of the initial amount invested. Borrowing and the use of derivatives may result in leverage and may make a Fund more volatile. When a Fund uses leverage, the sum of that Fund’s investment exposure may significantly exceed the amount of assets invested in the Fund, although these exposures may vary over time. Relatively small market movements may result in large changes in the value of a leveraged investment. A Fund will identify liquid assets on its books or otherwise cover transactions that may give rise to such risk, to the extent required by applicable law. The use of leverage may cause a Fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. The use of leverage by a Fund can substantially increase the adverse impact to which the Fund’s investment portfolio may be subject.

To the extent that the Funds also invest in securities of issuers located in emerging markets, these risks may be more pronounced.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

GOLDMAN SACHS MULTI-SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Loan-Related Investments Risk — In addition to risks generally associated with debt investments, loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and may be relatively illiquid and difficult to value. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. With respect to loan participations, the Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if the Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting the Fund to the creditworthiness of that lender as well. Investors in loans, such as the Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, the Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s redemption obligations for a period after the sale of the loans, and, as a result, the Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations.

Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Non-Diversification Risk — The Global Income Fund non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Short Position Risk — A Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that a Fund may purchase for investment. Taking short positions involves leverage of a Fund’s assets and presents various risks. If the value of the underlying instrument or market in which a Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – 97.8%
Alabama – 2.4%
Alabama State Port Authority RB for Docks Facilities Series 2010 (A-/NR)
$2,500,000	5.750%	10/01/30	$ 2,823,500
Alexander City Special Care Facilities Financing Authority Medical Facilities RB for Russell Hospital Corp. Series 2006 A (BB-/NR)
1,780,000	5.750	12/01/36	1,782,901
Black Belt Energy Gas District RB Series 2016 A (NR/Aa3)(a)
5,000,000	4.000	06/01/21	5,315,200
Health Care Authority RB for Baptist Health Series 2006 D (BBB+/A3)
575,000	5.000	11/15/17	576,547
100,000	5.000	11/15/21	100,260
Houston County Health Care Authority RB for Southeast Alabama Medical Center Series 2016 A (BBB/NR)
150,000	5.000	10/01/24	167,175
150,000	5.000	10/01/25	167,884
725,000	5.000	10/01/30	771,277
Jefferson County Senior Lien Sewer RB Warrants Series 2013 A (AGM) (AA/A2)
350,000	5.000	10/01/44	382,589
Jefferson County Subordinate Lien Sewer RB Warrants Series 2013 D (BBB-/NR)
1,000,000	5.000	10/01/21	1,075,780
3,000,000	6.000	10/01/42	3,392,730
6,000,000	6.500	10/01/53	7,072,080

			23,627,923

Alaska – 0.2%
Northern Tobacco Securitization Corp. RB Refunding Asset-Backed Bonds Series 2006 A (NR/B3)
2,275,000	5.000	06/01/46	1,860,404

Arizona – 2.4%
Arizona Health Facilities Authority Hospital RB for Banner Health Series 2007 B (AA-/NR)(b)
7,670,000	1.377	01/01/37	6,674,971
Arizona State University System RB Refunding Series 2015 B (AA/Aa3)
3,000,000	5.000	07/01/19	3,257,100
City of Chandler, Arizona Excise Tax Revenue RB Series 2015 (AAA/Aa1)
2,000,000	3.000	07/01/34	1,938,900
City of Phoenix Civic Improvement Corporation Water System RB Refunding Junior Lien Series 2016 (AAA/Aa2)(c)
7,000,000	5.000	07/01/30	8,331,540
Maricopa County Arizona Pollution Control Corp. PCRB Refunding for El Paso Electric Co. Project Series 2009 A (BBB/Baa1)
2,200,000	7.250	02/01/40	2,421,914
Yavapai County IDA Solid Waste Disposal RB for Waste Management, Inc. Project Series 2003 A-2 (AMT) (A-/NR)(a)
1,410,000	1.600	03/01/18	1,409,986

			24,034,411

Arkansas – 0.8%
Arkansas State Development Finance Authority Hospital RB Refunding for Washington Regional Medical Center Series 2015 B (NR/A3)
770,000	3.000	02/01/18	783,560
1,845,000	3.000	02/01/19	1,886,789

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Arkansas – (continued)
Arkansas State Development Finance Authority RB for Single Family Mortgage-Backed Securities Series 2008 B (AMT) (GNMA) (FNMA) (AA+/NR)
$380,000	5.500%	07/01/23	$ 393,129
City of Little Rock Sewer RB Refunding Series 2015 (NR/Aa3)
1,000,000	4.000	04/01/21	1,086,390
Pulaski County Little Rock School District GO Bonds Refunding (ST AID WITHHLDG) (NR/Aa2)
3,335,000	3.000	02/01/23	3,446,256

			7,596,124

California – 15.5%
Alameda Corridor Transportation Authority RB Refunding Second Subordinate Lien Series 2016 B (AGM) (AA/A2)
2,000,000	3.000	10/01/34	1,737,220
Alameda County Oakland Unified School District GO Refunding Bonds Series 2015 (AA-/NR)
1,500,000	5.000	08/01/19	1,636,350
Alhambra California Unified School District Election of 2008 GO Bonds Capital Appreciation for Elementary Schools Improvement District Series B (AGM) (AA/Aa2)(d)
1,000,000	0.000	08/01/37	431,290
Anaheim Community Facilities District No. 08-1 Special Tax Refunding Bonds for Platinum Triangle Series 2016 (NR/NR)
875,000	4.000	09/01/24	924,604
745,000	4.000	09/01/25	781,095
535,000	4.000	09/01/26	557,631
590,000	4.000	09/01/27	609,570
575,000	4.000	09/01/28	589,346
465,000	4.000	09/01/29	473,193
California Educational Facilities Authority RB for California Institute of Technology Series 2009 (AA-/Aa2)(e)
5,000,000	5.000	11/01/19	5,470,050
California Health Facilities Financing Authority RB for Providence Health & Services Series 2008 C (AA-/Aa3)(e)
1,000,000	6.500	10/01/18	1,090,910
California Municipal Finance Authority RB for California Baptist University Series 2016 A (NR/NR)(f)
650,000	5.000	11/01/46	589,368
California Municipal Finance Authority Student Housing RB for Bowles Hall Foundation Series 2015 A (NR/Baa3)
400,000	5.000	06/01/35	422,452
California State GO Bonds Refunding Kindergarten RMKT 10/09/2012 Series 2012 A5 (AA+/Aa1)(a)
1,500,000	0.670	01/03/17	1,500,000
California State GO Bonds Refunding Kindergarten RMKT 10/09/2012 Series 2012 B2 (AA+/Aa1)(a)
1,500,000	0.650	01/03/17	1,500,000
California State Various Purpose GO Bonds Series 2009 (AA-/Aa3)
5,000,000	5.250	10/01/25	5,463,050
5,000,000	6.500	04/01/33	5,526,050
2,750,000	6.000	04/01/38	3,002,257
California State Various Purpose GO Bonds Series 2010 (AA-/Aa3)
1,250,000	6.000	03/01/33	1,413,600
1,500,000	5.500	03/01/40	1,650,060
California Statewide Communities Development Authority Community Facilities District No. 2007-01 Special Tax Refunding for Orinda Wilder Project Series 2015 (NR/NR)
345,000	5.000	09/01/30	377,675
375,000	5.000	09/01/37	404,610

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
California – (continued)
California Statewide Communities Development Authority RB for Enloe Medical Center Series 2008 (CAL MTG INS) (AA-/NR)(e)
$1,435,000	5.750%	08/15/18	$ 1,539,568
California Statewide Communities Development Authority RB for Sutter Health Series 2011 A (AA-/Aa3)
2,000,000	6.000	08/15/42	2,302,220
California Statewide Communities Development Authority RB Refunding for Loma Linda University Medical Center Series 2016 A (BB/NR)(f)
1,725,000	5.000	12/01/31	1,789,135
California Statewide Community Development Authority Water & Wastewater RB Balance Series 2004 (AGM) (AA/A2)
15,000	5.250	10/01/19	15,048
Citrus Community College District GO Bonds Capital Appreciation for Election of 2004 Series 2009 C (AA-/Aa2)(d)
3,500,000	0.000	06/01/34	1,799,140
Commerce Community Development Commission Successor Agency Tax Allocation Refunding Series 2016 A (AGM) (AA/NR)
250,000	3.000	08/01/33	234,077
260,000	3.000	08/01/34	240,776
275,000	3.125	08/01/35	258,126
Foothill/Eastern Transportation Corridor Agency Toll Road RB Refunding Subseries B-3 (BBB-/Ba1)(a)
675,000	5.500	01/15/23	765,139
Fullerton Community Facilities District No. 1 Special Tax Refunding Bonds for Amerige Heights Series 2012 (A-/NR)
500,000	5.000	09/01/32	554,665
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 B (CCC+/NR)(d)
18,000,000	0.000	06/01/47	1,308,600
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 C (CCC/NR)(d)
19,500,000	0.000	06/01/47	780,390
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2015 A (ST APPROP) (A+/A1)
10,000,000	5.000	06/01/45	10,863,700
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Senior Asset-Backed Bonds Series 2007 A-1 (B-/B3)
3,000,000	5.750	06/01/47	2,871,150
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Senior Asset-Backed Bonds Series 2007 A-2 (B-/B3)
3,915,000	5.300	06/01/37	3,564,725
Los Angeles Community College District GO Bonds for 2008 Election Series 2010 C (AA+/Aa1)(e)
5,000,000	5.250	08/01/20	5,616,300
Los Angeles Department of Water & Power System RB RMKT 02/01/16 Subseries 2002 A-7 (AA-/Aa2)(a)
1,500,000	0.620	01/03/17	1,500,000
Los Angeles Department of Water & Power System RB Subseries 2002 A-3 (AA-/Aa2)(a)
1,500,000	0.620	01/03/17	1,500,000

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
California – (continued)
Menifee Union School District Riverside County GO Bonds Capital Appreciation for Election of 2008 Series 2009 C (ASSURED GTY) (AA/Aa3)(d)
$2,000,000	0.000%	08/01/37	$ 860,840
4,500,000	0.000	08/01/38	1,851,300
4,500,000	0.000	08/01/39	1,764,855
Merced City School District GO Bonds Capital Appreciation for Election of 2003 Series 2005 (NATL-RE) (AA-/NR)(d)
1,205,000	0.000	08/01/26	869,359
M-S-R Energy Authority Gas RB Series 2009 A (BBB+/NR)
1,750,000	6.500	11/01/39	2,290,873
M-S-R Energy Authority Gas RB Series 2009 C (BBB+/NR)
3,500,000	6.125	11/01/29	4,220,580
Mt. Diablo Unified School District GO Bonds Capital Appreciation for Election of 2010 Series 2010 A (AGM) (AA/Aa2)(g)
5,000,000	0.000	08/01/35	4,390,100
Ontario Redevelopment Financing Authority Lease RB for Capital Projects Series 2007 (AMBAC) (AA-/WR)
1,110,000	5.250	08/01/22	1,135,674
Palm Springs Unified School District GO Bonds Election 2008 Series 2016 D (A+/Aa3)
6,910,000	3.000	08/01/30	6,593,384
Palomar Pomerado Health COPS Series 2009 (BB+/Ba1)(e)
2,500,000	6.750	11/01/19	2,847,875
Palomar Pomerado Health GO Bonds Capital Appreciation for Election of 2004 Series 2009 A (ASSURED GTY) (AA/A2)(d)
2,150,000	0.000	08/01/31	1,185,016
4,150,000	0.000	08/01/32	2,172,442
3,500,000	0.000	08/01/33	1,737,715
Palomar Pomerado Health GO Bonds Capital Appreciation for Election of 2004 Series 2009 A (ASSURED GTY) (AA/A2)(g)
6,450,000	0.000	08/01/38	7,356,806
Port of Oakland RB Refunding Senior Lien Series 2012 P (AMT) (A+/A2)
4,000,000	5.000	05/01/31	4,390,640
Rancho Cordova Community Facilities District No. 2003-1 Special Tax Refunding for Sunridge Anatolia Series 2016 (NR/NR)
590,000	4.000	09/01/23	631,589
320,000	4.000	09/01/24	341,959
400,000	4.000	09/01/25	427,132
490,000	4.000	09/01/26	522,742
305,000	4.000	09/01/27	322,519
500,000	4.000	09/01/28	524,920
River Islands Public Financing Authority Community Facilities District No. 2003-1 Special Tax Refunding Bonds Series 2015 A-1 (NR/NR)
5,080,000	5.000	09/01/27	5,299,812
485,000	5.250	09/01/34	506,233
Sacramento County Sanitation District Financing Authority RB Refunding for Sacramento County Regional Series 2007 B (NATL-RE FGIC) (AA/Aa3)(b)
5,000,000	1.154	12/01/35	4,466,950
San Diego County Water Authority COPS Series 2008 A (AGM) (AA/Aa2)(e)
830,000	5.000	05/01/18	872,247
San Diego County Water Authority COPS Series 2008 A (AGM) (AAA/Aa2)(e)
4,170,000	5.000	05/01/18	4,385,089
San Diego Unified School District GO Bonds for Election of 2008 Series 2010 C (AA-/Aa2)(d)
5,000,000	0.000	07/01/39	1,998,350

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
California – (continued)
San Francisco City & County Airport Commission San Francisco International Airport RB Refunding Second Series 2013 A (AMT) (A+/A1)
$2,000,000	5.500%	05/01/28	$ 2,289,620
San Joaquin Hills Transportation Corridor Agency RB Refunding for Capital Appreciation Series 1997 A (NATL-RE) (AA-/A3)(d)
1,605,000	0.000	01/15/26	1,108,702
San Joaquin Hills Transportation Corridor Agency RB Refunding for Toll Road Senior Lien Series 2014 A (BBB-/NR)
1,000,000	5.000	01/15/29	1,100,510
Stockton Unified School District GO Bonds Refunding Series 2016 (A+/A2)
2,735,000	5.000	08/01/25	3,204,326
Tobacco Securitization Authority Northern California Tobacco Settlement RB Asset-Backed Bonds Series 2005 A-1 (B-/B3)
1,650,000	5.375	06/01/38	1,570,371
University of California Regents Medical Center Pooled RB Refunding Series 2007 C-2 (NATL-RE) (AA-/Aa3)(b)
5,000,000	1.344	05/15/43	4,128,100
Vernon California Redevelopment Agency Tax Allocation for Industrial Redevelopment Project Series 2005 (NATL-RE) (AA-/A3)
725,000	5.250	09/01/19	725,551
West Contra Costa Unified School District GO Bonds Capital Appreciation for Election of 2002 Series 2004 C (NATL-RE FGIC) (AA-/A3)(d)
1,175,000	0.000	08/01/25	874,905

			152,622,226

Colorado – 1.8%
Colorado Health Facilities Authority RB Refunding for Christian Living Neighborhoods Project Series 2016 (NR/NR)
200,000	4.000	01/01/18	202,598
200,000	4.000	01/01/19	203,794
Colorado Health Facilities Authority RB Refunding for Covenant Retirement Communities, Inc. Series 2015 A (BBB+/NR)
625,000	4.000	12/01/19	651,106
Denver City & County Airport RB Series 2013 A (AMT) (A/A2)
5,000,000	5.500	11/15/29	5,733,000
Denver Colorado City & County COPS Refunding Series 2008 A3 (AA+/Aa1)(a)
1,500,000	0.710	01/10/17	1,500,000
Denver Colorado Health and Hospital Authority Healthcare RB Series B (BBB/NR)(b)
5,000,000	1.724	12/01/33	4,632,250
Dominion Water & Sanitation District Tap Fee RB Series 2016 (NR/NR)
2,000,000	6.000	12/01/46	1,972,520
E-470 Public Highway Authority RB Series 2010 A (BBB+/A3)(d)
6,000,000	0.000	09/01/40	2,003,940
Palisade Metropolitan District No. 2 GO Refunding Limited Tax Bonds Series 2016 (NR/NR)
500,000	4.375	12/01/31	457,560
500,000	5.000	12/01/46	462,115

			17,818,883

Connecticut – 0.2%
Mohegan Tribal Finance Authority Tribal RB Economic Development Bonds Series 2015 (B-/NR)(f)
2,340,000	7.000	02/01/45	2,374,398

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Delaware – 0.8%
New Castle County Delaware GO Bonds Series 2015 (AAA/Aaa)
$5,000,000	5.000%	10/01/26	$ 6,023,550
University of Delaware RB Series 2015 (AA+/Aa1)
1,805,000	5.000	11/01/33	2,092,103

			8,115,653

District of Columbia – 1.2%
District of Columbia Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2001 (BBB/Baa1)
980,000	6.500	05/15/33	1,152,549
District of Columbia Water & Sewer Authority RB Public Utility Senior Lien Series 2009 A (AAA/Aa1)(e)
5,000,000	6.000	10/01/18	5,411,700
District of Columbia Water & Sewer Authority RB Refunding Public Utility Subordinate Lien Series 2016 A (AA+/Aa2)
5,000,000	5.000	10/01/36	5,719,000

			12,283,249

Florida – 10.5%
Anthem Park Community Development District Special Assessment RB Refunding Senior Series 2016 A-1 (BBB-/NR)
360,000	2.500	05/01/24	327,967
370,000	3.000	05/01/25	345,106
380,000	3.000	05/01/26	338,610
395,000	3.125	05/01/27	348,509
Anthem Park Community Development District Special Assessment RB Refunding Subordinate Series 2016 A-2 (NR/NR)
425,000	4.250	05/01/27	382,632
410,000	4.750	05/01/36	359,902
Arbor Greene Community Development District Special Assessment Refunding Series 2006 (A/NR)
660,000	5.000	05/01/19	676,302
Avelar Creek Community Development District Special Assessment Refunding Series 2016 (BBB+/NR)
175,000	2.250	05/01/22	164,332
175,000	2.500	05/01/23	163,896
180,000	2.500	05/01/24	165,177
185,000	3.000	05/01/25	174,252
195,000	3.000	05/01/26	180,539
Bannon Lakes Community Development District Special Assessment RB Series 2016 (NR/NR)
100,000	4.500	11/01/25	99,778
185,000	5.000	11/01/36	179,774
320,000	5.000	11/01/48	298,784
Bartram Park Community Development District Special Assessment RB Refunding for City of Jacksonville Florida Senior Lien Series 2015 A-1 (BBB+/NR)
495,000	4.250	05/01/29	496,322
490,000	4.500	05/01/35	487,550
Bay Laurel Center Community Development District Special Assessment RB Refunding Series 2016 Candler (BBB+/NR)
140,000	2.500	05/01/23	133,585
145,000	2.750	05/01/24	138,676
145,000	3.000	05/01/25	137,978
Bellagio Community Development District Special Assessment Bond Series 2016 (BBB-/NR)
160,000	2.500	11/01/22	148,607
160,000	2.750	11/01/23	147,976
170,000	3.000	11/01/25	156,092

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Florida – (continued)
Century Gardens at Tamiami Community Development District Special Assessment Refunding Series 2016 (BBB/NR)
$235,000	2.500%	05/01/23	$ 222,153
245,000	2.500	05/01/24	229,440
250,000	3.000	05/01/25	236,695
255,000	3.000	05/01/26	234,373
Charlotte County Industrial Development Authority Utility System RB for Town & Country Utilities Project Series 2015 (AMT) (NR/NR)(f)
1,250,000	5.500	10/01/36	1,178,137
Citizens Property Insurance Corp. Senior Secured RB for High Risk Account Series 2009 A-1 (A+/A1)
3,650,000	5.500	06/01/17	3,717,488
City of Cape Coral Water & Sewer RB Refunding Series 2015 (A/A1)
1,000,000	4.000	10/01/34	1,021,430
Coconut Cay Community Development District Special Assessment Series 2006 (NR/NR)
815,000	5.375	05/01/36	816,793
Concord Station Community Development District Capital Improvement RB Refunding Senior Lien Series 2016 A-1 (BBB-/NR)
880,000	2.375	05/01/23	835,815
900,000	2.500	05/01/24	850,680
930,000	2.750	05/01/25	880,636
920,000	3.000	05/01/26	876,585
985,000	3.200	05/01/27	934,726
1,015,000	3.250	05/01/28	955,815
Country Walk Community Development District Special Assessment RB Refunding Senior Lien Series 2015 A-1 (BBB+/NR)
195,000	2.875	05/01/21	191,913
200,000	3.000	05/01/22	194,604
205,000	3.250	05/01/23	198,036
210,000	3.375	05/01/24	202,768
220,000	3.500	05/01/25	211,365
Crossings at Fleming Island Community Development District RB Refunding Series 2007 (NATL-RE) (AA-/A3)(e)
125,000	4.750	10/01/17	128,431
Crossings at Fleming Island Community Development District Special Assessment RB Refunding Senior Lien Series 2014 A-1 (BBB/NR)
2,025,000	4.000	05/01/24	2,012,202
Florida State Municipal Power Agency RB Series 2009 A (A+/A2)(e)
1,000,000	6.250	10/01/19	1,126,680
Florida State Turnpike Authority RB Refunding for Department of Transportation Series 2016 A (AA/Aa2)
2,500,000	3.000	07/01/33	2,271,500
Grand Bay at Doral Community Development District Special Assessment for South Parcel Assessment Area Project Series 2016 (NR/NR)
1,000,000	4.250	05/01/26	1,004,390
Greater Orlando Aviation Authority Airport Facilities RB Refunding for Jetblue Airways Corp. Project Series 2013 (AMT) (NR/NR)
920,000	5.000	11/15/36	947,204
Greater Orlando Aviation Authority RB Refunding Series 2012 A (AMT) (AA-/Aa3)
2,000,000	5.000	10/01/21	2,242,020

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Florida – (continued)
Hacienda Lakes Community Development District Special Assessment Refunding Series 2016 (NR/NR)
$455,000	3.375%	05/01/21	$ 440,426
550,000	3.875	05/01/26	505,472
Hamal Florida Community Development District Special Assessment for Refunding and Improvement Series 2006 A (NATL-RE) (AA-/A3)
2,755,000	5.375	05/01/22	2,774,891
Heritage Landing Community Development District Special Assessment Refunding Bonds Series 2015 (BBB/NR)
585,000	3.375	05/01/23	575,646
605,000	3.500	05/01/24	596,131
630,000	3.625	05/01/25	619,082
650,000	3.750	05/01/26	634,959
1,000,000	4.200	05/01/31	978,860
High Ridge Quantum Community Development District Special Assessment for Boyton Beach Series 2005 A (NR/NR)
1,585,000	5.750	05/01/35	1,586,157
Highlands Community Development District Special Assessment Refunding Series 2016 (BBB-/NR)
1,225,000	4.250	05/01/31	1,205,559
Lakewood Ranch Stewardship District Special Assessment RB for Lakewood Centre North Project Series 2015 (NR/NR)
2,060,000	4.250	05/01/25	2,110,779
1,735,000	4.875	05/01/35	1,738,470
985,000	4.875	05/01/45	936,351
Lakewood Ranch Stewardship District Special Assessment RB for Villages of Lakewood Ranch South Project Series 2016 (NR/NR)
575,000	4.000	05/01/21	575,897
235,000	4.250	05/01/26	232,138
5,415,000	5.000	05/01/36	5,296,466
5,360,000	5.125	05/01/46	5,197,538
Longleaf Community Development District Special Assessment Refunding Series 2006 (NR/NR)(h)
1,185,000	5.375	05/01/30	770,250
Meadow Pines Community Development District Special Assessment Refunding Bonds Senior Lien Series 2014 1 (A-/NR)
750,000	4.450	05/01/30	752,287
Miami Special Obligation Non-Ad Valorem RB Refunding Series 2011 A (AGM) (AA/A1)
1,200,000	6.000	02/01/30	1,375,656
1,500,000	6.000	02/01/31	1,718,940
Miami Special Obligation RB Refunding for Port of Miami Tunnel Project Series 2012 (A/A1)(f)
5,000,000	5.000	03/01/30	5,602,800
Miromar Lakes Community Development District Capital Impovement RB Refunding Series 2015 (NR/NR)
810,000	3.500	05/01/20	809,004
North Sumter County Utility Dependent District RB Series 2010 (AGM) (AA/A2)
1,250,000	5.375	10/01/40	1,381,700
Osceola County Rolling Oaks Community Development District Special Assessment Bonds Series 2016 (NR/NR)
3,285,000	5.875	11/01/37	3,293,804
3,500,000	6.000	11/01/47	3,507,945
Palm Glades Community Development District Special Assessment Refunding Bonds Series 2016 (BBB/NR)
520,000	2.500	05/01/22	500,329
530,000	2.750	05/01/23	508,487

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Florida – (continued)
Pentathlon Community Development District Special Assessment Revenue Refunding Series 2012 (A-/NR)
$1,330,000	4.500%	11/01/33	$ 1,334,921
Randal Park Community Development District Special Assessment RB Series 2015 (NR/NR)
800,000	4.250	11/01/25	794,728
South Kendall Community Development District Special Assessment Refunding Series 2016 (BBB-/NR)
350,000	2.500	11/01/23	323,029
355,000	2.750	11/01/24	332,152
370,000	3.000	11/01/25	344,000
St. Petersburg Health Facilities Authority RB Refunding for All Children’s Hospital Series 2009 A (NR/Aa3)(e)
2,000,000	6.500	11/15/19	2,268,140
Stonebrier Community Development District Special Assessment Refunding Series 2016 (A-/NR)
265,000	2.500	05/01/23	255,425
275,000	2.500	05/01/24	259,930
280,000	3.000	05/01/25	271,519
290,000	3.000	05/01/26	273,850
Talis Park Community Development District Senior Capital Improvement RB Refunding Series 2016 A-1 (BBB+/NR)
190,000	2.500	05/01/23	180,555
190,000	2.500	05/01/24	177,392
200,000	3.000	05/01/25	191,372
205,000	3.000	05/01/26	191,013
1,135,000	3.500	05/01/31	1,050,476
1,370,000	4.000	05/01/36	1,305,966
Tampa Palms Open Space & Transportation Community Development District Special Assessment Refunding for Capital Improvement Area 7 Project Series 2004 (NATL-RE) (AA-/A3)
595,000	4.500	05/01/18	607,757
Tapestry Community Development District Special Assessment RB Series 2016 (NR/NR)
325,000	3.625	05/01/21	318,172
Thousand Oaks Community Development District Special Assessment Series 2005 A-1 (NR/NR)
785,000	5.350	05/01/35	785,000
Tison’s Landing Community Development District Special Assessment RB Refunding & Improvement Bonds Senior Series 2016 A-1 (BBB/NR)
205,000	3.000	05/01/27	185,041
215,000	3.125	05/01/28	195,607
TSR Community Development District Special Assessment RB for Village 1 Project Series 2015 (NR/NR)
350,000	3.625	11/01/20	346,476
530,000	4.375	11/01/25	521,027
Turnbull Creek Community Development District Senior Special Assessment Refunding Bonds Series 2015 A-1 (BBB/NR)
1,000,000	4.250	05/01/31	995,700
Two Creeks Community Development District RB Refunding for Capital Improvement Senior Lien Series 2016 A-1 (BBB-/NR)
370,000	2.125	05/01/22	343,360
380,000	2.250	05/01/23	346,267
390,000	2.500	05/01/24	353,535
400,000	2.625	05/01/25	356,788
410,000	3.000	05/01/26	363,199
420,000	3.125	05/01/27	366,710
435,000	3.250	05/01/28	378,324

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Florida – (continued)
Verandah East Community Development District Special Assessment Refunding & Improvement RB Series 2016 (NR/NR)
$1,570,000	3.750%	05/01/26	$ 1,484,513
Verano #1 Community Development District Special Assessment Bonds for District #1 Project Series 2015 (NR/NR)
750,000	4.750	11/01/25	723,225
Verona Walk Community Development District Special Assessment Senior Lien RB Refunding for Capital Improvement Series 2013 A-1 (A+/NR)
500,000	4.250	05/01/30	516,535
Village Community Development District No. 6 Special Assessment Series 2007 (NR/NR)
1,495,000	5.250	05/01/37	1,505,839
Vizcaya In Kendall Community Development District Special Assessment Bonds Series 2016 (BBB-/NR)
220,000	2.750	11/01/24	205,148
225,000	3.000	11/01/25	208,415
230,000	3.200	11/01/26	212,787
Waters Edge Community Development District Capital Improvement RB Refunding Senior Lien Series 2015 A-1 (BBB+/NR)
2,150,000	4.000	05/01/31	2,097,175
Waterset North Community Development District Special Assessment RB Series 2014 (NR/NR)
2,420,000	5.500	11/01/45	2,399,043
Wiregrass Community Development District Capital Improvement RB Series 2016 (NR/NR)
135,000	4.875	05/01/36	123,078
250,000	5.000	05/01/47	222,890
Wynnfield Lakes Community Development District Special Assessment Refunding Bonds Series 2014 (BBB+/NR)
1,470,000	4.500	05/01/36	1,443,834

			103,160,162

Georgia – 1.4%
Atlanta Airport RB Refunding Series 2012 C (AMT) (AA-/Aa3)
1,250,000	5.000	01/01/27	1,378,437
Burke County Development Authority Pollution Control RB for Georgia Power Company Plant Vogtle Project First Series 2008 (A-/A3)(a)
3,500,000	1.650	06/18/21	3,391,185
Metropolitan Atlanta Rapid Transit Authority Sales Tax RB Series 2009 A (AA+/Aa2)
4,075,000	5.250	07/01/36	4,419,827
Milledgeville & Baldwin County Development Authority Student Housing RB Refunding for Georgia College & State University Foundation Property V, LLC Project Series 2007 (AMBAC) (A+/WR)(b)
5,200,000	1.217	10/01/33	4,439,500

			13,628,949

Guam – 1.1%
Guam Government Limited Obligation RB Section 30 Series 2009 A (BBB+/NR)(e)
850,000	5.625	12/01/19	946,228
750,000	5.750	12/01/19	837,555
Guam Government Limited Obligation RB Section 30 Series 2016 A (BBB+/NR)
2,755,000	5.000	12/01/25	3,050,749
2,255,000	5.000	12/01/26	2,506,388
2,000,000	5.000	12/01/27	2,210,660

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Guam – (continued)
Guam Power Authority RB 2014 Series A (AGM) (AA/A2)
$325,000	5.000%	10/01/39	$ 352,488
250,000	5.000	10/01/44	270,100
Guam Waterworks Authority RB for Water & Wastewater System Series 2016 (A-/Baa2)
680,000	5.000	01/01/46	709,220

			10,883,388

Idaho – 0.3%
Idaho Health Facilities Authority RB for St. Luke’s Health System Project Series 2008 (A-/A3)
1,000,000	6.750	11/01/37	1,085,110
Nez Perce County PCRB Refunding for Potlatch Corp. Project Series 2016 (BB/Ba1)
2,000,000	2.750	10/01/24	1,875,660

			2,960,770

Illinois – 9.5%
Chicago Illinois Board Education Dedicated Capital Improvement Series 2016 (A/NR)(c)
3,550,000	6.000	04/01/46	3,501,436
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1998 B-1 (NATL-RE FGIC) (AA-/A3)(d)
1,895,000	0.000	12/01/26	1,167,491
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1998 B-1 (NATL-RE) (AA-/A3)(d)
2,720,000	0.000	12/01/29	1,395,278
Chicago Illinois Board of Education GO Bonds Capital Appreciation Series 2009 C (BBB+/Ba1)(d)
510,000	0.000	01/01/31	220,345
Chicago Illinois Board of Education GO Bonds Refunding Series 2015 A (B/NR)(a)
5,000,000	4.720	03/01/17	4,998,350
Chicago Illinois Board of Education GO Bonds Series 2015 C (B/NR)
2,500,000	6.000	12/01/35	2,235,125
Chicago Illinois Board of Education Unlimited Tax GO Bonds Refunding for Dedicated Revenues Series 2016 A (B/NR)
4,960,000	7.000	12/01/44	4,788,979
Chicago Illinois Board of Education Unlimited Tax GO Bonds Refunding for Dedicated Revenues Series 2016 B (B/NR)
7,125,000	6.500	12/01/46	6,515,171
Chicago Illinois Capital Appreciation Refunding & Project Series C (BBB+/Ba1)(d)
750,000	0.000	01/01/32	302,520
Chicago Illinois GO Bonds Project and Refunding RMKT 06/08/15 Series 2005 D (BBB+/Ba1)
300,000	5.500	01/01/37	290,118
2,720,000	5.500	01/01/40	2,607,093
Chicago Illinois GO Bonds Project Refunding Series 2014 A (BBB+/Ba1)
1,500,000	5.250	01/01/33	1,414,770
630,000	5.000	01/01/34	587,601
450,000	5.000	01/01/36	413,744
Chicago Illinois GO Bonds Project Series 2011 A (BBB+/Ba1)
640,000	5.000	01/01/40	576,934
Chicago Illinois GO Bonds Project Series 2012 A (BBB+/Ba1)
150,000	5.000	01/01/34	139,905
Chicago Illinois GO Bonds Refunding Capital Appreciation Series 2007 C (NATL-RE) (AA-/A3)
5,000,000	5.000	01/01/30	5,101,600

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois GO Bonds Refunding Series 2009 C (BBB+/Ba1)
$675,000	5.000%	01/01/40	$ 608,485
Chicago Illinois GO Bonds Refunding Series 2015 C (BBB+/NR)
4,435,000	5.000	01/01/25	4,383,288
1,200,000	5.000	01/01/38	1,091,088
Chicago Illinois GO Bonds Series 2015 A (BBB+/NR)
1,320,000	5.500	01/01/39	1,269,550
Chicago Illinois Midway Airport RB Refunding Second Lien Series 2013 A (AMT) (A/A3)
2,000,000	5.500	01/01/29	2,279,280
Chicago Illinois O’Hare International Airport RB Refunding General Airport Senior Lien Series 2015 A (AMT) (A/NR)
820,000	5.000	01/01/23	912,611
Chicago Illinois O’Hare International Airport RB Refunding General Airport Senior Lien Series 2016 D (A/NR)(c)
3,000,000	5.250	01/01/35	3,414,420
Chicago Illinois Sales Tax Refunding Series 2002 (AA/NR)
1,000,000	5.000	01/01/25	1,083,450
Chicago Illinois Tax Increment Allocation RB Refunding for Pilsen Redevelopment Project Series 2014 A (A/NR)
1,135,000	5.000	06/01/20	1,215,165
Chicago Illinois Water RB Refunding Second Lien Project RMKT 05/23/16 Series 2000 (A/Baa2)
600,000	5.000	11/01/29	663,714
Chicago Illinois Water RB Refunding Second Lien Project RMKT 05/23/16 Series 2004 (A/NR)
1,500,000	5.000	11/01/26	1,664,505
Illinois Finance Authority RB for Edward Hospital Obligated Group RMKT 04/09/08 Series 2008 A (AMBAC) (A/A2)
350,000	6.250	02/01/33	365,925
Illinois Sports Facilities Authority Refunding Bonds Series 2014 (AGM) (AA/NR)
4,160,000	5.000	06/15/27	4,568,595
Illinois State GO Bonds Refunding Series 2016 (AGM) (AA/A2)
3,950,000	4.000	02/01/30	3,840,032
1,185,000	4.000	02/01/31	1,142,873
Illinois State GO Bonds Series 2012 (BBB/Baa2)
2,445,000	5.000	03/01/19	2,523,998
Illinois State GO Bonds Series 2013 (BBB/Baa2)
5,500,000	5.250	07/01/28	5,648,885
5,120,000	5.500	07/01/38	5,198,029
Metropolitan Pier & Exposition Authority RB for McCormick Place Expansion Project Residual Series 2002 A (NATL-RE) (AA-/A3)(g)
2,000,000	0.000	06/15/24	2,182,040
Metropolitan Pier & Exposition Authority Refunding Bonds for McCormick Place Expansion Project Series 2012 B (ST APPROP) (BBB-/NR)
1,000,000	5.000	12/15/28	1,031,180
Railsplitter Tobacco Settlement Authority Tobacco Settlement RB Series 2010 (A-/NR)
1,125,000	6.000	06/01/28	1,278,698
Round Lake Illinois Lakewood Grove Special Service Area No. 1 Special Tax Refunding Series 2007 (ASSURED GTY) (AA/NR)
2,320,000	5.500	03/01/32	2,332,528
Southwestern Illinois Development Authority RB Capital Appreciation for Local Government Program Series 2007 (AGM) (AA/NR)(d)
6,000,000	0.000	12/01/25	4,490,760

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Illinois – (continued)
Springfield Illinois Senior Lien Electric RB Refunding Series 2015 (AGM) (AA/A2)
$4,000,000	3.500%	03/01/30	$ 3,970,680

			93,416,239

Indiana – 0.5%
Indianapolis Indiana Airport Authority RB Refunding Special Facilities for Federal Express Corp. Project Series 2004 (AMT) (ETM) (BBB/Baa2)(e)
640,000	5.100	01/15/17	640,736
Jasper County PCRB Refunding for Northern Indiana Public Service Co. Project RMKT 08/25/08 Series 1994 C (NATL-RE) (AA-/A3)
650,000	5.850	04/01/19	702,565
Whiting City Environmental Facilities RB for BP Products North America Inc. Project Series 2015 (AMT) (A-/A2)(a)
3,000,000	5.000	11/01/22	3,350,490

			4,693,791

Iowa – 0.1%
Coralville Iowa COPS Series 2016 E (BBB/NR)
300,000	4.000	06/01/19	310,224
460,000	4.000	06/01/20	478,561
500,000	4.000	06/01/21	522,370

			1,311,155

Kentucky – 1.5%
Louisville & Jefferson County Metro Government Health System RB for Norton Healthcare, Inc. Series 2016 A (A-/NR)
3,175,000	4.000	10/01/34	3,158,871
4,600,000	4.000	10/01/36	4,501,330
Louisville & Jefferson County Metropolitan Government RB for Jewish Hospital St. Mary’s Healthcare Series 2008 (NR/Aaa)(e)
3,750,000	6.125	02/01/18	3,952,763
University of Kentucky General Receipts Refunding Bonds Series 2015 A (AA/Aa2)
3,260,000	4.000	04/01/26	3,571,069

			15,184,033

Louisiana – 1.1%
East Baton Rouge Parish Louisiana Sales Tax RB for Road and Street Improvement Series 2009 A (ASSURED GTY) (AA/A2)(e)
1,230,000	5.250	08/01/19	1,346,592
Louisiana Public Facilities Authority RB Refunding for Energy LLC Project Series 2016 A (A/A2)
2,125,000	3.375	09/01/28	2,034,709
Louisiana Public Facilities Authority RB Refunding for Energy LLC Project Series 2016 B (A/A2)
1,625,000	3.500	06/01/30	1,569,149
New Orleans Aviation Board GARBs Series 2015 B (AMT) (A-/A3)
3,750,000	5.000	01/01/34	4,062,937
New Orleans Louisiana Aviation Board RB Refunding for Restructuring GARBs Series 2009 A-1 (ASSURED GTY) (AA/A3)
1,350,000	6.000	01/01/23	1,463,332
Port of New Orleans Board of Commissioners RB Refunding Series 2013 B (AMT) (A-/A3)
500,000	5.000	04/01/30	538,775

			11,015,494

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Maine – 0.2%
Maine Turnpike Authority RB Refunding Series 2015 (AA-/Aa3)
$1,565,000	5.000%	07/01/26	$ 1,850,769

Maryland – 0.5%
City of Annapolis GO Bonds Refunding for Public Improvements Series 2015 B (AA+/Aa2)
1,725,000	4.000	08/01/27	1,935,088
Frederick County Maryland Special Tax for Lake Linganore Village Community Development Series 2001 A (ASSURED GTY) (AA/NR)
155,000	5.600	07/01/20	155,420
555,000	5.700	07/01/29	556,032
Maryland State GO Bonds for State and Local Facilities Loan First Series 2016 (AAA/Aaa)
1,000,000	3.000	06/01/31	989,580
Maryland State Transportation Authority RB Refunding Series 2007 (AAA/Aa1)
1,500,000	5.000	03/01/19	1,509,090

			5,145,210

Massachusetts – 1.2%
Massachusetts Bay Transportation Authority Sales Tax RB Refunding for Capital Appreciation Senior Series 2016 A (AA+/Aa2)(d)
2,000,000	0.000	07/01/21	1,793,300
Massachusetts Development Finance Agency RB for Harvard University Series 2010 B-2 (AAA/Aaa)(e)
5,000,000	5.250	02/01/21	5,672,250
Massachusetts Educational Financing Authority RB Series 2008 H (AMT) (ASSURED GTY) (AA/A1)
935,000	6.350	01/01/30	955,813
Massachusetts State Health & Educational Facilities Authority RB for Boston Medical Center Project Series 2008 B (BBB/Baa2)(e)
2,575,000	5.750	07/01/18	2,745,388
Massachusetts State Health & Educational Facilities Authority RB for Boston Medical Center Project Series 2008 B (NR/NR)(e)
315,000	5.750	07/01/18	335,843

			11,502,594

Michigan – 2.5%
Allendale Public School GO Bonds Refunding Series 2016 (Q-SBLF) (AA-/NR)
2,700,000	5.000	05/01/23	3,107,727
Michigan Finance Authority Hospital Project RB Refunding Ascension Senior Credit Series 2016 E-1 (AA+/Aa2)(a)
3,000,000	1.100	08/15/19	2,946,360
Michigan Finance Authority Local Government Loan Program RB for Detroit Financial Recovery Income Tax Revenue and Refunding Local Project Bonds Series 2014 F (A/NR)
1,000,000	3.875	10/01/23	1,036,900
Michigan Finance Authority Local Government Loan Program RB for Detroit Water and Sewerage Department Sewage Disposal System Local Project Senior Lien Series 2014 D-4 (A-/A3)
1,000,000	5.000	07/01/34	1,086,400
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewer Department Sewage Disposal System Second Lien Local Project Series 2015 C (BBB+/Baa1)
1,945,000	5.000	07/01/33	2,099,803

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Michigan – (continued)
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewer Series 2014 D-1 (AGM) (AA/A2)
$400,000	5.000%	07/01/35	$ 435,652
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewer Series 2014 D-1 (NATL-RE FGIC) (AA-/A3)
650,000	5.000	07/01/36	702,182
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Sewage Disposal System Local Project Senior Lien Series 2014 C-1 (A-/A3)
1,000,000	5.000	07/01/44	1,057,420
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Sewage Disposal System Local Project Senior Lien Series 2014 C-3 (AGM) (AA/A2)
325,000	5.000	07/01/32	357,994
250,000	5.000	07/01/33	274,342
Michigan Strategic Fund RB Refunding for The Detroit Edison Company Pollution Control Bonds Project Series 1995 CC (A/Aa3)(a)
1,115,000	1.450	09/01/21	1,078,662
Michigan Tobacco Settlement Finance Authority Asset Backed RB Senior Series 2007 A (B-/NR)
570,000	6.000	06/01/48	504,439
Roseville Community School District GO Bonds Refunding (Q-SBLF) (AA-/NR)
1,000,000	5.000	05/01/20	1,098,300
Warren Consolidated School District Unlimited Tax GO Bonds Refunding for School Building and Site Bonds Series 2016 (Q-SBLF) (AA-/NR)
1,145,000	5.000	05/01/25	1,320,700
1,215,000	5.000	05/01/26	1,409,145
3,705,000	5.000	05/01/27	4,254,822
Washtenaw County Ypsilanti Community Schools Unlimited Tax GO Bonds Refunding Series 2015 B (Q-SBLF) (AA-/NR)
1,860,000	5.000	05/01/22	2,082,437

			24,853,285

Minnesota – 0.2%
Minneapolis Minnesota Health Care System RB for Fairview Health Services Series 2008 A (A+/A2)(e)
1,500,000	6.750	11/15/18	1,649,220

Mississippi – 0.2%
Mississippi Development Bank Special Obligation RB for Hinds Community College District Capital Improvement Project Series 2009 (ASSURED GTY) (NR/Aa2)(e)
1,095,000	5.375	10/01/19	1,208,103
Mississippi State GO Bonds Series 2015 F (AA/Aa2)
1,000,000	4.000	11/01/35	1,045,360

			2,253,463

Missouri – 0.2%
Missouri State Health & Educational Facilities Authority RB for Washington University Series 2000 B (AAA/Aaa)(a)
1,500,000	0.700	01/03/17	1,500,000

Nevada – 0.3%
Clark County School District Limited Tax GO Bonds Refunding Series 2015 B (AA-/A1)
1,000,000	5.000	06/15/18	1,051,880

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Nevada – (continued)
Washoe County Sierra Pacific Power Company Project RB Refunding for Nevada Gas & Water Facilities Series 2016 B (A+/A2)(a)
$1,800,000	3.000%	06/01/22	$ 1,841,544

			2,893,424

New Jersey – 5.5%
New Jersey Economic Development Authority RB for School Facilities Construction Series 2009 (ASSURED GTY) (AA/A3)(e)
15,000	6.000	12/15/18	16,029
New Jersey Economic Development Authority RB for School Facilities Construction Series 2009 (ASSURED GTY) (AA+/A3)(e)
985,000	6.000	12/15/18	1,073,798
New Jersey Economic Development Authority RB for School Facilities Construction Series 2009 BB (BBB+/A3)(e)
360,000	5.000	09/01/19	392,184
New Jersey Economic Development Authority RB for School Facilities Construction Series 2016 AAA (BBB+/A3)
4,000,000	5.500	06/15/33	4,251,760
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2009 AA (BBB+/A3)
4,000,000	5.500	12/15/29	4,280,800
New Jersey Educational Facilities Authority RB Refunding for The College of New Jersey Series 2016 F (A/A2)
1,250,000	3.000	07/01/40	1,057,538
New Jersey Health Care Facilities Financing Authority RB for St. Joseph’s Healthcare System Series 2008 (BBB-/Baa3)(e)
2,500,000	6.625	07/01/18	2,697,600
New Jersey State Higher Education Assistance Authority RB for Student Loan Series 2008 A (AMT) (ASSURED GTY) (AA/A2)
1,955,000	6.125	06/01/30	2,035,663
New Jersey State Housing and Mortgage Finance Agency RB for Single Family Housing Series 2008 AA (AA/Aa3)
85,000	6.150	10/01/23	86,323
New Jersey State Turnpike Authority RB Refunding Series 2000 B (NATL-RE) (AA-/A2)(b)
6,300,000	1.260	01/01/30	5,714,439
New Jersey State Turnpike Authority RB Series 2009 G (A+/A2)
1,900,000	5.000	01/01/18	1,969,806
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2006 C (AMBAC) (BBB+/A3)(d)
19,675,000	0.000	12/15/35	7,820,222
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2010 A (BBB+/A3)(d)
5,000,000	0.000	12/15/28	2,884,100
New Jersey Transportation Trust Fund Authority RB for Transportation Program Bonds 2015 Series AA (BBB+/A3)
755,000	5.000	06/15/46	751,519
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (NATL-RE) (AA-/A3)(d)
4,675,000	0.000	12/15/27	2,969,513
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2011 A (ST APPROP) (BBB+/A3)
5,260,000	5.500	06/15/41	5,390,816

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2011 B (AMBAC) (BBB+/A3)
$1,305,000	5.250%	12/15/22	$ 1,422,189
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2011 B (BBB+/A3)
1,000,000	5.000	06/15/42	995,690
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2013 A (BBB+/A3)
2,475,000	5.000	06/15/20	2,610,878
Plainsboro Township GO General Improvement Bonds Series 2016 (AAA/NR)
1,000,000	2.000	08/01/22	993,720
Tobacco Settlement Financing Corp. Tobacco Settlement Asset-Backed Bonds Series 2007 1-A (B-/B3)
6,000,000	5.000	06/01/41	5,215,200

			54,629,787

New Mexico – 0.5%
Farmington New Mexico PCRB Refunding for Public Service Co. of New Mexico San Juan Project Series 2010 A (BBB+/Baa2)(a)
1,200,000	5.200	06/01/20	1,301,844
Farmington New Mexico PCRB Refunding for Public Service Co. of New Mexico San Juan Project Series 2010 D (BBB+/Baa2)
2,500,000	5.900	06/01/40	2,745,725
Santa Fe County New Mexico RB for Gross Receipts Series 2008 (AGM) (AA+/Aa3)(e)
1,000,000	5.250	06/01/18	1,056,560

			5,104,129

New York – 6.6%
Brooklyn Arena Local Development Corp. Pilot RB Refunding for Barclays Center Series 2016 A (BBB-/Baa3)
1,075,000	5.000	07/15/42	1,147,498
Chautauqua County Industrial Development Agency Exempt Facility RB for Dunkirk NRG Power Project Series 2009 (BB+/Baa3)
200,000	5.875	04/01/42	208,968
City of New Rochelle Corp. for Local Development RB for Iona College Project Series 2015 A (BBB/Baa2)
325,000	5.000	07/01/25	372,870
335,000	5.000	07/01/26	381,384
425,000	5.000	07/01/27	480,798
Erie County New York Industrial Development Agency RB for the City of Buffalo School District Series 2008 A (AGM) (ST AID WITHHLDG) (AA/Aa2)(e)
9,000,000	5.750	05/01/18	9,543,960
Metropolitan Transportation Authority RB Refunding Series 2016 C-2B (AA-/A1)(a)
3,250,000	5.000	02/15/20	3,532,327
Metropolitan Transportation Authority RB Refunding Subseries 2012 G-3 (AA-/A1)(a)
5,000,000	1.113	02/01/20	4,952,400
New York City GO Bonds Fiscal 2006 Series H Subseries H2 (AA/Aa2)(a)
1,500,000	0.740	01/03/17	1,500,000
New York City GO Bonds Fiscal 2014 Series 2013 D Subseries D3 (AA/Aa2)(a)
1,500,000	0.740	01/03/17	1,500,000

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
New York – (continued)
New York City GO Bonds Fiscal 2014 Series I Subseries I-2 (AA/Aa2)(a)
$1,500,000	0.740%	01/03/17	$ 1,500,000
New York City GO Bonds Fiscal 2015 Series F Subseries F6 (AA/Aa2)(a)
1,500,000	0.740	01/03/17	1,500,000
New York City Municipal Water Finance Authority RB for Water & Sewer System Second General Resolution Fiscal 2011 Subseries AA2 (AA+/Aa1)(a)
1,500,000	0.740	01/03/17	1,500,000
New York Housing Development Corp. Multi-Family Mortgage RB for 8 Spruce Street Series 2014 Class E (BBB-/NR)
1,000,000	3.500	02/15/48	993,110
New York Liberty Development Corporation RB for 3 World Trade Center Project Series 2014 (NR/NR)(f)
2,825,000	5.000	11/15/44	2,919,383
New York State Dormitory Authority General Purpose Personal Income Tax RB Series 2016 A (AAA/Aa1)
1,400,000	5.000	02/15/27	1,685,404
New York State Dormitory Authority General Purpose Personal Income Tax RB Series 2016 D (AAA/Aa1)
6,190,000	5.000	02/15/27	7,451,893
New York State Energy Research & Development Authority RB Refunding for Central Hudson Gas & Electric Corp. Projects Series 1999 B (AMT) (AMBAC) (A-/A2)(b)
5,400,000	0.980	07/01/34	4,808,529
New York State Thruway Authority Junior Indebtedness RB Series 2013 A (A-/A3)
1,000,000	5.000	05/01/19	1,077,420
New York State Urban Development Corp. General Purpose Personal Income Tax RB Series 2014 A (AAA/Aa1)
5,000,000	5.000	03/15/31	5,691,100
New York Transportation Development Corp. Special Facility RB Refunding for Laguardia Airport Terminal B Redevelopment Project Series 2016 A (AMT) (AGM) (AA/A2)
2,100,000	4.000	01/01/51	1,977,255
New York Transportation Development Corp. Special Facility RB Refunding for Laguardia Airport Terminal B Redevelopment Project Series 2016 A (AMT) (BBB/Baa3)
700,000	5.000	07/01/41	728,133
700,000	5.000	07/01/46	725,417
1,750,000	5.250	01/01/50	1,834,928
TSASC, Inc. RB Series 2006 1 (BB-/NR)
5,000,000	5.000	06/01/26	4,973,850
Westchester County Local Development Corporation RB for Westchester Medical Center Obligated Group Project Series 2016 (BBB/Baa2)
1,000,000	5.000	11/01/23	1,132,410
1,000,000	5.000	11/01/24	1,145,990

			65,265,027

North Carolina – 0.7%
Charlotte North Carolina Water and Sewer System RB Series 2009 B (AAA/Aaa)
2,000,000	5.000	07/01/38	2,191,300
City of Fayetteville Public Works Commission RB Series 2016 (AA/Aa2)
1,560,000	5.000	03/01/26	1,890,127
North Carolina Eastern Municipal Power Agency Power System RB Series 2008 C (ETM) (ASSURED GTY) (AA/A3)(e)
270,000	6.000	01/01/19	282,088

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
North Carolina – (continued)
North Carolina Medical Care Commission Health Care Facilities RB Refunding First Mortgage for Pennybyrn at Maryfield Series 2015 (NR/NR)
$1,500,000	4.000%	10/01/17	$ 1,516,875
885,000	5.000	10/01/18	917,479
North Carolina Medical Care Commission Retirement Facilities RB Refunding First Mortgage for United Church Homes and Services Series 2015 A (NR/NR)
620,000	4.000	09/01/25	617,731

			7,415,600

Ohio – 2.4%
Buckeye Ohio Tobacco Settlement Financing Authority RB Senior Turbo Asset-Backed Bonds Series 2007 A-2 (B-/B3)
1,885,000	6.500	06/01/47	1,751,240
2,400,000	5.875	06/01/47	2,096,808
Buckeye Ohio Tobacco Settlement Financing Authority RB Senior Turbo Asset-Backed Bonds Series 2007 A-2 (B-/Caa1)
20,195,000	5.125	06/01/24	18,185,598
Ohio Air Quality Development Authority PCRB Refunding for FirstEnergy Nuclear Generation Project Series 2009 A (B/B1)(a)
1,825,000	4.375	06/01/22	1,648,431
Ohio Air Quality Development Authority PCRB Refunding for FirstEnergy Nuclear Generation Project Series 2010 B (B/B1)(a)
575,000	4.375	06/01/22	519,369

			24,201,446

Oklahoma – 0.2%
Tulsa Municipal Airport Trust RB Refunding for American Airlines, Inc. Series 2015 (AMT) (BB-/NR)(a)
1,500,000	5.000	06/01/25	1,589,640

Oregon – 1.6%
Deschutes County Oregon Hospital Facilities Authority RB Refunding for Cascade Healthcare Series 2008 (NR/A2)(e)
1,500,000	8.250	01/01/19	1,695,135
Oregon State Department of Transportation Highway User Tax RB Refunding Series 2015 A (AAA/Aa1)
3,140,000	5.000	11/15/25	3,783,982
Portland Oregon Community College District GO Bonds Refunding Series 2013 (AA/Aa1)
2,000,000	5.000	06/15/26	2,320,400
Portland Oregon Water System RB Refunding First Lien Series 2016 A (NR/Aaa)
7,090,000	4.000	04/01/29	7,808,501

			15,608,018

Pennsylvania – 2.7%
Lackawanna County GO Bonds Series A (BAM) (AA/NR)
2,205,000	3.125	09/15/33	2,077,000
Mifflin County Pennsylvania School District GO Bonds Series 2007 (NATL-RE-IBC) (XLCA) (ST AID WITHHLDG) (AA-/A3)(e)
2,000,000	7.500	09/01/17	2,084,820
Montgomery County IDA RB for Whitemarsh Continuing Care Retirement Community Project Series 2015 (NR/NR)
650,000	3.000	01/01/17	650,000

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Pennsylvania – (continued)
Pennsylvania Economic Development Financing Authority PCRB Refunding for PPL Electric Utilities Corp. Project RMKT 10/01/10 Series 2008 (A/A1)
$2,500,000	4.000%	10/01/23	$ 2,611,125
Pennsylvania Economic Development Financing Authority Solid Waste Disposal RB for Waste Management, Inc. Project Series 2004 A (A-/NR)(a)
1,000,000	1.500	05/01/18	999,470
Pennsylvania Economic Development Financing Authority Solid Waste Disposal RB Refunding for Republic Services, Inc. Project RMKT 10/03/16 Series 2010 A (AMT) (BBB+/NR)(a)
1,785,000	1.150	04/03/17	1,785,000
Pennsylvania Higher Educational Facilities Authority RB for Foundation for Indiana University of Pennsylvania Series 2007 A (XLCA) (BBB+/WR)(b)
1,685,000	1.167	07/01/27	1,587,775
Pennsylvania State Commonwealth GO Bonds Refunding First Series 2016 (AA-/Aa3)
4,000,000	5.000	09/15/19	4,335,080
Pennsylvania State Commonwealth GO Bonds Refunding First Series 2016 (AGM) (AA/Aa3)
4,000,000	5.000	09/15/25	4,661,360
Pennsylvania Turnpike Commission RB Refunding Subordinate Second Series 2016 B (A-/A3)
2,000,000	5.000	06/01/39	2,166,840
Pennsylvania Turnpike Commission RB Series 2013 C (A/A1)
1,720,000	5.500	12/01/29	2,016,786
Scranton City GO Notes Refunding Series 2016 (BB/NR)
375,000	5.000	11/15/26	388,283
500,000	5.000	11/15/32	511,400
Scranton Redevelopment Authority RB Refunding for Guaranteed Lease Series 2016 A (MUN GOVT GTD) (BB/NR)
300,000	5.000	11/15/21	308,049
450,000	5.000	11/15/28	451,071

			26,634,059

Puerto Rico – 4.1%
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2008 A (CC/Caa3)
3,635,000	6.125	07/01/24	2,898,912
2,000,000	6.000	07/01/38	1,522,500
2,500,000	6.000	07/01/44	1,896,875
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2012 A (CC/Caa3)
1,060,000	5.750	07/01/37	797,650
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2009 B (D/Caa3)(h)
3,000,000	6.500	07/01/37	1,927,500
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2012 A (D/Caa3)(h)
3,955,000	5.000	07/01/41	2,382,887
Puerto Rico Commonwealth GO Bonds Refunding Subseries 2003 C-7 (NATL-RE) (AA-/A3)
2,000,000	6.000	07/01/27	2,088,220
Puerto Rico Commonwealth GO Bonds Series 2014 A (D/Caa3)(h)
5,175,000	8.000	07/01/35	3,480,187
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2007 N (NATL-RE) (AA-/A3)
1,600,000	5.250	07/01/33	1,682,992

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Electric Power Authority RB Refunding Series 2007 UU (AGM) (AA/A2)(b)
$2,700,000	1.087%	07/01/29	$ 2,025,000
Puerto Rico Electric Power Authority RB Series 2013 A (D/Caa3)
3,000,000	6.750	07/01/36	1,976,250
Puerto Rico Electric Power Authority RB Series 2016 E-1 (NR/NR)
590,915	10.000	01/01/21	620,461
Puerto Rico Electric Power Authority RB Series 2016 E-2 (NR/NR)
590,915	10.000	07/01/21	620,461
Puerto Rico Electric Power Authority RB Series 2016 E-3 (NR/NR)
196,972	10.000	01/01/22	206,821
Puerto Rico Electric Power Authority RB Series 2016 E-4 (NR/NR)
196,972	10.000	07/01/22	206,821
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2007 M-2 (AMBAC) (COMWLTH GTD) (NR/Caa3)(a)
3,240,000	5.500	07/01/17	3,246,934
Puerto Rico Sales Tax Financing Corp. RB for Capital Appreciation First Subseries 2009 A (CC/Ca)
13,000,000	6.750	08/01/32	6,500,130
Puerto Rico Sales Tax Financing Corp. RB for Capital Appreciation Series 2010 A (CC/Ca)(d)
7,000,000	0.000	08/01/35	772,100
Puerto Rico Sales Tax Financing Corp. RB for Capital Appreciation Subseries 2009 A (CC/Ca)(d)
6,500,000	0.000	08/01/34	720,590
Puerto Rico Sales Tax Financing Corp. RB for Capital Appreciation Subseries 2010 C (CC/Ca)(d)
1,400,000	0.000	08/01/37	138,950
Puerto Rico Sales Tax Financing Corp. Sales Tax RB First Subseries 2009 A (CC/Ca)
5,805,000	5.000	08/01/24	2,713,837
3,950,000	6.500	08/01/44	1,955,250

			40,381,328

South Carolina – 0.6%
Clemson University Athletic Facilities RB Series 2015 (NR/Aa3)
1,385,000	4.000	05/01/25	1,541,284
1,570,000	4.000	05/01/26	1,715,052
Clemson University Higher Education RB Series 2015 B (AA/Aa2)
3,000,000	3.125	05/01/36	2,761,560

			6,017,896

South Dakota – 0.1%
South Dakota Health & Educational Facilities Authority RB for Avera Health Series 2008 B (AA-/A1)
500,000	5.500	07/01/35	525,395
300,000	5.250	07/01/38	312,387

			837,782

Tennessee – 1.0%
Bristol Industrial Development Board Capital Appreciation RB for The Pinnacle Project Series 2016 B (NR/NR)(d)(f)
1,200,000	0.000	12/01/31	462,492

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Tennessee – (continued)
Bristol Industrial Development Board RB for The Pinnacle Project Series 2016 A (NR/NR)(f)
$1,500,000	5.000%	12/01/35	$ 1,380,990
3,000,000	5.125	12/01/42	2,700,480
Knox County Health Educational & Housing Facilities Board RB for University Health System, Inc. Series 2007 (BBB+/NR)
1,865,000	5.250	04/01/36	1,878,615
Knox County Health Educational & Housing Facilities Board RB for University Health System, Inc. Series 2007 (NR/NR)(e)
835,000	5.250	04/01/17	843,575
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB for Charter Village Apartments Series 2007 (AMT) (FNMA) (NR/NR)(a)
1,000,000	4.850	06/01/25	1,000,790
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB for Vanderbilt University Medical Center Series 2016 A (NR/A3)
400,000	5.000	07/01/40	432,968
700,000	5.000	07/01/46	750,813

			9,450,723

Texas – 9.7%
Central Texas Regional Mobility Authority RB Refunding Senior Lien Series 2016 (BBB+/Baa2)
250,000	5.000	01/01/40	267,745
435,000	5.000	01/01/46	463,175
City of Celina Texas Municipal Corp. Special Assessment RB for Glen Crossing Public Improvement District Phase#1 Project Series 2016 (NR/NR)
250,000	4.200	09/01/27	231,275
575,000	4.800	09/01/37	506,885
650,000	5.250	09/01/46	563,492
City of Lewisville Texas Combination Contract & Special Assessment RB Refunding for Lewisville Castle Hills Public Improvement District No. 3 Project Series 2015 (AGM) (AA/NR)
1,415,000	4.000	09/01/25	1,532,615
Dallas County Utility & Reclamation District GO Bonds Refunding RMKT 06/25/08 Series 2005 B (AMBAC) (A/A2)
2,675,000	5.375	02/15/29	2,688,455
Dallas-Fort Worth International Airport Joint RB Refunding Series 2014 A (AMT) (A+/NR)
2,500,000	5.250	11/01/30	2,836,350
Houston Airport System RB Refunding for United Airlines, Inc. Series 2015 B-2 (AMT) (BB-/NR)
2,500,000	5.000	07/15/20	2,609,900
Houston Airport System RB Refunding Senior Lien Series 2009 A (AA-/Aa3)
10,000,000	5.500	07/01/34	10,588,300
Houston Airport System RB Subordinate Lien Series 2002 D-2 (AMT) (XLCA) (A+/A1)(b)
3,825,000	1.522	07/01/32	3,547,144
Joint Guadalupe County RB Refunding and Improvement Bonds for City of Seguin Hospital Mortgage Series 2015 (BB/NR)
700,000	5.000	12/01/17	715,113
1,550,000	5.000	12/01/18	1,611,349
1,545,000	5.000	12/01/19	1,623,718

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Texas – (continued)
Kaufman County Fresh Water Supply District No. 1-C Refunding for Road Series 2016 (AGM) (AA/NR)
$455,000	3.000%	09/01/23	$ 456,902
280,000	3.000	09/01/24	279,043
505,000	3.000	09/01/25	499,667
530,000	4.000	09/01/26	563,152
560,000	4.000	09/01/27	593,118
490,000	4.000	09/01/28	514,833
Lamar Consolidated Independent School District Unlimited Tax Schoolhouse Bonds Series 2014 A (PSF-GTD) (AAA/Aaa)(a)
1,500,000	1.050	08/15/18	1,487,640
Matagorda County Texas Navigation District No. 1 PCRB Refunding for Central Power & Light Co. Project RMKT 07/01/09 Series 2001 A (BBB+/Baa1)
1,300,000	6.300	11/01/29	1,409,889
Matagorda County Texas Navigation District No. 1 PCRB Refunding for Central Power & Light Co. Project Series 1996 (AMT) (NATL-RE) (AA-/A3)
2,500,000	5.200	05/01/30	2,571,650
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for NCCD College Station Properties LLC, Texas A&M University Project Series 2015 A (BBB-/Baa3)
2,310,000	5.000	07/01/35	2,395,678
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Station I, LLC - Texas A&M University Collegiate Housing Corpus Christi Project Series 2014 A (BBB-/NR)
1,000,000	5.000	04/01/39	1,040,130
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Station II, LLC - Texas A&M University Collegiate Housing Corpus Christi Project Series 2016 A (BBB-/Baa3)
645,000	4.000	04/01/22	686,983
320,000	4.000	04/01/23	338,445
275,000	4.000	04/01/24	290,741
365,000	4.000	04/01/25	380,333
375,000	4.000	04/01/26	387,574
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Tarleton State University Collegiate Housing Project Series 2015 A (BBB-/Baa3)
250,000	5.000	04/01/30	270,705
North Texas Tollway Authority RB Convertible Capital Appreciation Special Project System Series 2011 (AA+/NR)(g)
1,000,000	0.000	09/01/43	996,430
North Texas Tollway Authority RB First Tier Series 2009 A (A/A1)
205,000	6.250	01/01/39	222,156
North Texas Tollway Authority RB First Tier Series 2009 A (A/NR)
470,000	6.250	01/01/24	512,422
North Texas Tollway Authority RB First Tier Series 2009 A (NR/NR)(e)
2,925,000	6.250	01/01/19	3,203,519
North Texas Tollway Authority RB First Tier Series 2016 A (A/A1)
615,000	5.750	01/01/40	639,692
North Texas Tollway Authority RB Special Project System Series 2011 A (AA+/NR)
1,000,000	5.500	09/01/41	1,142,860
1,000,000	6.000	09/01/41	1,170,630
North Texas Tollway Authority System RB Refunding First Tier Series 2008 A (NR/A1)(e)
1,890,000	5.750	01/01/18	1,975,806

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Texas – (continued)
North Texas Tollway Authority System RB Refunding First Tier Series 2008 A (NR/NR)(e)
$2,495,000	5.750%	01/01/18	$ 2,608,273
North Texas Tollway Authority System RB Refunding First Tier Series 2016 A (A/A1)
1,500,000	5.000	01/01/22	1,697,415
North Texas Tollway Authority System RB Refunding for Capital Appreciation First Tier Series 2008 I (A/A1)
6,000,000	6.500	01/01/43	7,481,940
Port of Houston Authority Harris County Unlimited Tax GO Bonds Refunding Series 2008 A (AMT) (AAA/Aaa)
3,000,000	6.125	10/01/33	3,267,540
Round Rock Texas Independent School District Unlimited Tax GO Bonds for School Building Series 2009 (AA/Aaa)
2,730,000	5.250	08/01/34	2,902,727
Tarrant County Cultural Education Facilities Finance Corp. RB for Air Force Village Obligated Group Series 2007 (BB+/NR)(e)
425,000	5.125	05/15/17	431,358
Tarrant County Cultural Education Facilities Finance Corp. RB Refunding for Air Force Village Obligated Group Series 2016 (BB+/NR)
2,000,000	4.000	05/15/18	2,024,020
2,375,000	4.000	05/15/19	2,410,221
2,475,000	5.000	05/15/20	2,584,469
2,100,000	5.000	05/15/21	2,203,740
2,730,000	5.000	05/15/22	2,871,196
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien Series 2008 D (BBB+/Baa1)
4,950,000	6.250	12/15/26	5,798,628
Texas Private Activity Bond Surface Transportation Corp. RB Senior Lien for Mobility Partners LLC Series 2009 (BBB-/Baa2)
3,255,000	6.875	12/31/39	3,688,794
Texas Transportation Commission Central Turnpike System RB Refunding Second Tier Series 2015 C (BBB+/Baa1)
1,380,000	5.000	08/15/42	1,453,057

			95,238,892

U.S. Virgin Islands – 0.7%
Virgin Islands Public Finance Authority RB Refunding for Virgin Islands Gross Receipts Taxes Loan Note Series 2014 C (B/NR)
1,450,000	5.000	10/01/39	1,201,398
Virgin Islands Public Finance Authority RB Series 2014 A (AGM) (AA/A2)
5,000,000	5.000	10/01/34	5,250,850

			6,452,248

Virginia – 2.7%
Amelia County IDA Solid Waste Disposal RB Refunding for Waste Management, Inc. Project Series 2002 (AMT) (A-/NR)(a)
2,500,000	2.125	04/01/20	2,505,825
Fairfax County Economic Development Authority Residential Care Facilities Mortgage RB Refunding for Goodwin House Incorporated Series 2016 A (BBB/NR)
1,250,000	4.000	10/01/42	1,199,425
Newport News Economic Development Authority Residential Care Facilities RB Refunding For Lifespire of Virginia Series 2016 (NR/NR)
450,000	2.000	12/01/18	443,853

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Virginia – (continued)
Richmond City Public Utility RB Refunding Series 2016 A (AA/Aa2)
$7,000,000	5.000%	01/15/27	$ 8,368,920
Tobacco Settlement Financing Corp. Senior Asset-Backed Bonds Series 2007 B-1 (B-/B3)
1,500,000	5.000	06/01/47	1,272,945
Virginia College Building Authority Virginia Educational Facilities RB for Public Higher Education Financing Program Series 2016 A (AA/Aa1)
4,950,000	3.000	09/01/26	5,118,003
Virginia Commonwealth Transportation Board RB Refunding for U.S. Route 58 Corridor Development Program Series 2016 C (AA+/Aa1)
2,285,000	5.000	05/15/23	2,679,071
Virginia Port Authority Port Facilities RB Refunding Series 2015 A (AMT) (A/Aa3)(e)
2,750,000	5.000	07/01/25	3,268,265
Virginia Small Business Financing Authority Senior Lien RB for Elizabeth River Crossings Opco, LLC Project Series 2012 (AMT) (BBB/NR)
750,000	5.500	01/01/42	800,003
Washington County IDA RB for Mountain States Health Alliance Series 2009 C (BBB+/Baa1)
1,000,000	7.750	07/01/38	1,094,900

			26,751,210

Washington – 0.9%
Puttable Floating Option Tax-Exempt Receipts (RITES) GO Bonds Series 2009 A (NR/NR)(f)(i)
700,000	11.974	01/01/23	924,756
Puttable Floating Option Tax-Exempt Receipts (RITES) GO Bonds Series 2009 B (NR/NR)(f)(i)
730,000	11.979	01/01/24	952,738
University of Washington RB Refunding Series 2012 A (AA+/Aaa)
2,500,000	5.000	07/01/29	2,881,025
Washington Health Care Facilities Authority RB for MultiCare Health System RMKT 02/26/09 Series 2008 A (ASSURED GTY) (AA/Aa3)(e)
250,000	6.000	08/15/19	278,492
Washington Health Care Facilities Authority RB for MultiCare Health System RMKT 02/26/09 Series 2008 B (ASSURED GTY) (AA/Aa3)(e)
250,000	6.000	08/15/19	278,493
Washington State GO Bonds Series 1992 B & AT-7 (AA+/Aa1)
135,000	6.400	06/01/17	138,064
Washington State Health Care Facilities Authority RB for Virginia Mason Medical Center Series 2007 B (ACA) (BBB/Baa2)
3,000,000	6.000	08/15/37	3,060,780

			8,514,348

West Virginia – 0.3%
West Virginia Economic Development Authority Solid Waste Disposal Facilities RB Refunding for Appalachian Power Co. - Amos Project Series 2011 A (AMT) (BBB+/Baa1)(a)
2,375,000	1.700	09/01/20	2,293,633
West Virginia Hospital Finance Authority Hospital RB Refunding and Improvement for West Virginia United Health System Obligated Group Series 2009 C (A/A2)(e)
1,000,000	5.500	06/01/19	1,094,390

			3,388,023

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Wisconsin – 0.9%
Public Finance Authority Exempt Facilities RB Refunding for Celanese Project Series 2016 C (AMT) (BBB-/Baa3)
$1,000,000	4.300%	11/01/30	$ 983,570
Public Finance Authority Pass-Through RB for Natgasoline LLC Series 2016 (NR/NR)(f)
4,000,000	10.000	06/30/21	3,985,840
Public Finance Authority Senior Airport Facilities RB Refunding for Transportation Infrastructure Properties LLC Obligated Group Series 2012 B (AMT) (BBB/NR)
2,000,000	5.250	07/01/28	2,118,060
Wisconsin State Health & Educational Facilities Authority RB for Upland Hills Health, Inc. Series 2006 A (BBB/NR)
375,000	5.125	05/15/29	376,373
Wisconsin State Health & Educational Facilities Authority RB for Upland Hills Health, Inc. Series 2006 B (BBB/NR)
100,000	5.000	05/15/36	100,237
Wisconsin State Health & Educational Facilities Authority RB Refunding for Fort Healthcare, Inc. Series 2014 (BBB+/NR)
350,000	4.000	05/01/17	352,601
375,000	4.000	05/01/18	384,285
285,000	4.000	05/01/19	295,428
410,000	5.000	05/01/20	441,381

			9,037,775

TOTAL INVESTMENTS – 97.8% (Cost $967,149,920)			$964,753,148

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.2%			21,491,731

NET ASSETS – 100.0%			$986,244,879

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on December 31, 2016.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate or distribution rate disclosed is that which is in effect on December 31, 2016.

(c)	When-issued security.

(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(e)	Pre-refunded security. Maturity date disclosed is pre-refunding date.

(f)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $24,860,517, which represents approximately 2.5% of net assets as of December 31, 2016.

(g)	Zero coupon bond until next reset date.

(h)	Security is currently in default.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

(i)	Inverse floating rate security. Interest rate disclosed is that which is in effect on December 31, 2016.

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
ACA	— Insured by American Capital Access
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
ASSURED GTY	— Insured by Assured Guaranty
BAM	— Build America Mutual Assurance Co.
CAL MTG INS	— Insured by California Mortgage Insurance
COMWLTH GTD	— Commonwealth Guaranteed
COPS	— Certificates of Participation
ETM	— Escrowed to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
FNMA	— Federal National Mortgage Association
GARB	— General Airport Revenue Bond
GNMA	— Government National Mortgage Association
GO	— General Obligation
IDA	— Industrial Development Authority
LIBOR	— London Interbank Offered Rate
MUN GOVT GTD	— Municipal Government Guaranteed
NATL-RE	— Insured by National Public Finance Guarantee Corp.
NATL-RE FGIC	— Insured by National Public Finance Guarantee Corp., which reinsures Financial Guaranty Insurance Co.
NATL-RE-IBC	— Insured by National Public Finance Guarantee Corp. - Insured Bond Certificates
NR	— Not Rated
PCRB	— Pollution Control Revenue Bond
PSF-GTD	— Guaranteed by Permanent School Fund
Q-SBLF	— Qualified School Board Loan Fund
RB	— Revenue Bond
RITES	— Residual Interest Tax Exempt Securities
RMKT	— Remarketed
ST AID WITHHLDG	— State Aid Withholding
ST APPROP	— State Appropriation
WR	— Withdrawn Rating
XLCA	— Insured by XL Capital Assurance, Inc.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At December 31, 2016, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

U.S. Ultra Long Treasury Bonds	(49)	March 2017	$(7,852,250)	$50,869
10 Year U.S. Ultra Treasury Notes	(112)	March 2017	(15,015,000)	84,055

TOTAL				$134,924

SWAP CONTRACTS — At December 31, 2016, the Fund had the following swap contracts:

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000’s)	Rates Received (Paid)	Termination Date	Credit Spread on December 31, 2016(a)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Sold:
Bank of America NA	California State Various Purpose GO Bonds Series 2003, 5.250%, 02/01/18	$1,000	1.000%	03/20/23	0.793%	$(30,844)	$42,684
JPMorgan Chase Bank NA	California State Various Purpose GO Bonds Series 2003, 5.250%, 02/01/18	1,000	1.000	03/20/23	0.793	(30,844)	42,683

TOTAL						$(61,688)	$85,367

(a)	Credit spread on the Referenced Obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

				Rates Exchanged		Market Value
	Notional Amount (000’s)		Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	$13,800	(a)	03/15/27	3 Month LIBOR	1.750%	$988,955	$(228,435)
	19,600		12/21/41	3 Month LIBOR	2.250	(1,293,178)	2,477,987
	2,700	(a)	03/15/47	3 Month LIBOR	2.250	267,742	(69,139)

TOTAL						$(36,481)	$2,180,413

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2016.

TAX INFORMATION — At December 31, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$966,428,723

Gross unrealized gain	36,383,769
Gross unrealized loss	(38,059,344)

Net unrealized security loss	$(1,675,575)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – 99.2%
Alabama – 3.7%
Alexander City Special Care Facilities Financing Authority Medical Facilities RB for Russell Hospital Corp. Series 2006 A (BB-/NR)
$16,695,000	5.750%	12/01/36	$ 16,722,213
Houston County Health Care Authority RB for Southeast Alabama Medical Center Series 2016 A (BBB/NR)
850,000	5.000	10/01/24	947,325
850,000	5.000	10/01/25	951,345
4,125,000	5.000	10/01/30	4,388,299
Jefferson County Senior Lien Sewer RB Warrants Series 2013 C (AGM) (AA/A2)(a)
5,750,000	0.000	10/01/38	4,559,577
6,000,000	0.000	10/01/42	4,726,500
Jefferson County Subordinate Lien Sewer RB Warrants Series 2013 D (BBB-/NR)
8,300,000	6.000	10/01/42	9,386,553
19,850,000	7.000	10/01/51	24,002,620
71,520,000	6.500	10/01/53	84,299,194

			149,983,626

Alaska – 0.6%
Northern Tobacco Securitization Corp. RB Refunding Asset-Backed Bonds Series 2006 A (NR/B3)
29,995,000	5.000	06/01/46	24,528,711

Arizona – 2.0%
Apache County IDA PCRB for Tucson Electric Power Company Series 2012 A (BBB+/A3)
4,500,000	4.500	03/01/30	4,620,555
Arizona Health Facilities Authority Hospital RB for Banner Health Series 2007 B (AA-/NR)(b)
51,500,000	1.377	01/01/37	44,818,905
City of Tempe IDA RB Refunding for Friendship Village Series 2012 A (NR/NR)
1,250,000	6.250	12/01/42	1,299,538
1,325,000	6.250	12/01/46	1,375,204
Maricopa County Arizona Pollution Control Corp. PCRB Refunding for El Paso Electric Co. Project Series 2009 A (BBB/Baa1)
8,800,000	7.250	02/01/40	9,687,656
Maricopa County Arizona Pollution Control Corp. PCRB Refunding for Public Service Co. of New Mexico Palo Verde Project Series 2003 A (BBB+/Baa2)
5,000,000	6.250	01/01/38	5,544,900
Pima County IDA RB Refunding for Tucson Electric Power Co. Project Series 2012 A (BBB+/A3)
5,350,000	4.500	06/01/30	5,489,153
Pima County IDA RB Refunding for Tucson Electric Power Co. Project Series 2013 A (BBB+/A3)
3,390,000	4.000	09/01/29	3,434,206
University Medical Center Corp. RB Series 2009 (NR/WR)(c)
500,000	6.250	07/01/19	557,675
1,360,000	6.500	07/01/19	1,525,158
University Medical Center Corp. RB Series 2011 (NR/WR)(c)
3,500,000	6.000	07/01/21	4,091,640

			82,444,590

California – 15.1%
ABC Unified School District GO Bonds Series 2001 C (NATL-RE) (AA-/Aa3)(d)
1,600,000	0.000	08/01/26	1,159,776

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
California – (continued)
Alameda Corridor Transportation Authority RB Refunding Second Subordinate Lien Series 2016 B (BBB+/Baa2)
$5,825,000	5.000%	10/01/36	$ 6,310,222
4,850,000	5.000	10/01/37	5,245,857
Alameda County Oakland Unified School District GO Bonds Election of 2012 Series 2015 A (AA-/Aa3)
3,000,000	5.000	08/01/40	3,344,820
Alhambra California Unified School District Election of 2008 GO Bonds Capital Appreciation for Elementary Schools Improvement District Series B (AGM) (AA/Aa2)(d)
4,995,000	0.000	08/01/37	2,154,294
Alvord Unified School District GO Bonds Capital Appreciation for 2007 Election Series 2007 B (AGM) (AA/A2)(d)
1,210,000	0.000	08/01/36	537,978
Calaveras Unified School District GO Bonds for Capital Appreciation Series 2000 (AGM) (AA/A2)(d)
1,055,000	0.000	08/01/25	791,535
California Municipal Finance Authority COPS for Community Hospitals of Central California Obligated Group Series 2009 (A-/Baa1)
19,500,000	5.500	02/01/39	20,613,060
California Municipal Finance Authority RB for California Baptist University Series 2016 A (NR/NR)(e)
3,350,000	5.000	11/01/46	3,037,512
California Pollution Control Financing Authority Water Furnishing RB for Poseidon Resources Series 2012 (AMT) (BBB-/Baa3)(e)
15,355,000	5.000	11/21/45	15,568,127
California State GO Bonds Refunding Kindergarten RMKT 10/09/2012 Series 2012 A5 (AA+/Aa1)(f)
7,000,000	0.670	01/03/17	7,000,000
California Statewide Communities Development Authority Community Facilities District No. 2007-01 Special Tax Refunding for Orinda Wilder Project Series 2015 (NR/NR)
2,000,000	5.000	09/01/30	2,189,420
2,125,000	5.000	09/01/37	2,292,790
California Statewide Communities Development Authority RB for California Baptist University Series 2007 A (NR/NR)
2,000,000	5.400	11/01/27	2,041,260
11,850,000	5.500	11/01/38	11,555,172
California Statewide Communities Development Authority RB for Lancer Plaza Project Series 2013 (NR/NR)
1,875,000	5.875	11/01/43	1,967,587
California Statewide Communities Development Authority RB for Methodist Hospital Project Series 2009 (FHA) (NR/WR)(c)
5,340,000	6.625	08/01/19	6,030,836
California Statewide Communities Development Authority RB Refunding for Loma Linda University Medical Center Series 2016 A (BB/NR)(e)
9,750,000	5.250	12/01/56	9,989,460
California Statewide Financing Authority Tobacco Settlement RB Capital Appreciation for Turbo Pooled Program Series 2006 B (CCC/NR)(d)
35,000,000	0.000	06/01/46	4,015,900
Capistrano Unified School District Special Tax for Capital Appreciation Series 2005 (NATL-RE) (AA-/A3)(d)
7,000,000	0.000	09/01/33	3,423,910
City of Davis Redevelopment Agency Tax Allocation for Davis Redevelopment Project Series 2011 A (A+/NR)
750,000	6.500	12/01/26	904,987
2,830,000	7.000	12/01/36	3,476,061

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
California – (continued)
City of Fremont Community Facilities District No. 1 Special Tax for Pacific Commons Series 2015 (NR/NR)
$3,000,000	5.000%	09/01/45	$ 3,159,150
City of Goleta Redevelopment Agency Tax Allocation for Goleta Old Town Redevelopment Project Series 2011 (NR/NR)
670,000	7.750	12/01/31	672,345
5,000,000	8.000	06/01/44	5,018,100
City of Palo Alto Limited Obligation Refunding Improvement Bonds for University Avenue Area Off-Street Parking Assessment District Series 2012 (BBB/NR)
600,000	5.000	09/02/30	650,616
Coachella Valley Unified School District GO Bonds Capital Appreciation Series 2012 D (AGM) (AA/WR)(d)
2,500,000	0.000	08/01/43	780,350
Coronado Community Development Agency Tax Allocation for Coronado Community Development Project Series 2005 (AMBAC) (A+/NR)
175,000	5.000	09/01/20	175,525
Denair California Unified School District GO Bonds Capital Appreciation Election 2001 Series 2003 B (NATL-RE) (AA-/A3)(d)
1,305,000	0.000	08/01/27	879,270
El Rancho California Unified School District GO Bonds Capital Appreciation Election 2003 Series 2007 (NATL-RE) (A/A3)(d)
5,400,000	0.000	08/01/32	2,918,808
Fairfield COPS Capital Appreciation for Water Financing Series 2007 A (XLCA) (A+/WR)(d)
4,180,000	0.000	04/01/29	2,668,763
Folsom Cordova Unified School District No. 4 GO for School Facilities Improvement Capital Appreciation for Election of 2006 Series 2007 A (NATL-RE) (AA-/Aa3)(d)
3,360,000	0.000	10/01/32	1,771,157
Foothill/Eastern Transportation Corridor Agency Toll Road RB Refunding Capital Appreciation Senior Lien Series 2015 A (AGM) (AA/A2)(d)
12,000,000	0.000	01/15/35	5,553,360
Foothill/Eastern Transportation Corridor Agency Toll Road RB Refunding Series 2013 A (BBB-/Ba1)
13,535,000	6.000	01/15/53	15,463,737
Foothill/Eastern Transportation Corridor Agency Toll Road RB Refunding Subseries B-3 (BBB-/Ba1)(f)
4,425,000	5.500	01/15/23	5,015,914
Fullerton Public Financing Authority Tax Allocation Series 2005 (AMBAC) (A/WR)
200,000	5.000	09/01/27	201,116
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 B (CCC+/NR)(d)
127,260,000	0.000	06/01/47	9,251,802
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 C (CCC/NR)(d)
307,000,000	0.000	06/01/47	12,286,140
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2015 A (ST APPROP) (A+/A1)
7,975,000	5.000	06/01/40	8,693,787
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2015 A (ST APPROP) (A+/A1)
55,010,000	5.000	06/01/45	59,761,214

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
California – (continued)
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Senior Asset-Backed Bonds Series 2007 A-1 (B-/B3)
$26,405,000	5.750%	06/01/47	$ 25,270,905
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Senior Asset-Backed Bonds Series 2007 A-2 (B-/B3)
27,780,000	5.300	06/01/37	25,294,523
Inland Empire Tobacco Securitization Authority RB Turbo Asset-Backed Bonds for Capital Appreciation Series 2007 C-1 (CCC/NR)(d)
101,195,000	0.000	06/01/36	26,776,197
Inland Empire Tobacco Securitization Authority RB Turbo Asset-Backed Bonds for Capital Appreciation Series 2007 C-2 (CCC/NR)(d)
71,235,000	0.000	06/01/47	8,563,872
Inland Empire Tobacco Securitization Authority RB Turbo Asset-Backed Bonds for Capital Appreciation Series 2007 D (CCC/NR)(d)
260,660,000	0.000	06/01/57	2,716,077
Lammersville Joint Unified School District Special Tax Bonds for Community Facilities District No. 2007-1 Series 2013 (NR/NR)
2,750,000	6.000	09/01/43	3,163,682
Lemoore Redevelopment Agency Tax Allocation for Lemoore Redevelopment Project Series 2011 (A-/NR)
215,000	6.625	08/01/24	215,559
Los Angeles County GO Bonds for Westside Union School District Election Series 2008 B (AA-/Aa3)(d)
49,925,000	0.000	08/01/50	11,140,265
Lynwood Redevelopment Agency Tax Allocation for Housing Projects Series 2011 A (A-/NR)
1,625,000	6.750	09/01/26	1,880,970
1,500,000	7.000	09/01/31	1,737,615
875,000	7.250	09/01/38	1,022,149
Merced-Union High School District Election of 2008 GO Bonds Series 2011 C (NR/Aa3)(d)
3,750,000	0.000	08/01/35	1,771,163
M-S-R Energy Authority Gas RB Series 2009 A (BBB+/NR)
8,250,000	6.500	11/01/39	10,799,827
M-S-R Energy Authority Gas RB Series 2009 B (BBB+/NR)
2,000,000	6.500	11/01/39	2,618,140
M-S-R Energy Authority Gas RB Series 2009 C (BBB+/NR)
10,000,000	6.125	11/01/29	12,058,800
13,500,000	6.500	11/01/39	17,672,445
Mt. Diablo Unified School District GO Bonds Capital Appreciation for Election of 2010 Series 2010 A (AGM) (AA/Aa2)(a)
7,000,000	0.000	08/01/30	6,284,180
New Haven Unified School District GO Bonds Refunding for Capital Appreciation Series 2009 (ASSURED GTY) (AA/Aa3)(d)
860,000	0.000	08/01/25	656,765
1,105,000	0.000	08/01/26	808,550
5,550,000	0.000	08/01/30	3,415,137
7,830,000	0.000	08/01/32	4,397,093
7,000,000	0.000	08/01/34	3,563,140
Orange County California Community Facilities District No. 2015-1 Village of Esencia Special Tax Bonds Series 2015 A (NR/NR)
3,000,000	5.250	08/15/45	3,212,130
Palomar Pomerado Health COPS Series 2009 (BB+/Ba1)(c)
16,000,000	6.750	11/01/19	18,226,400

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
California – (continued)
Palomar Pomerado Health COPS Series 2010 (BBB-/Ba1)
$6,500,000	6.000%	11/01/41	$ 7,042,360
Palomar Pomerado Health GO Bonds Capital Appreciation for Election of 2004 Series 2009 A (ASSURED GTY) (AA/A2)(a)
10,750,000	0.000	08/01/38	12,261,343
Placer Union High School District GO Bonds for Capital Appreciation Series 2000 A (NATL-RE) (AA-/Aa2)(d)
1,805,000	0.000	08/01/25	1,372,630
Rancho Cordova Community Facilities District No. 2003-1 Special Tax Refunding for Sunridge Anatolia Series 2016 (NR/NR)
500,000	4.000	09/01/29	521,565
500,000	4.000	09/01/30	518,655
650,000	4.000	09/01/31	670,488
900,000	3.000	09/01/32	805,239
820,000	3.000	09/01/33	725,101
750,000	3.000	09/01/34	654,353
Rialto Unified School District GO Election of 2010 Series 2011 A (AGM) (AA/A1)(d)
6,170,000	0.000	08/01/36	2,814,754
River Islands Public Financing Authority Community Facilities District No. 2003-1 Special Tax Refunding Bonds Series 2015 A-1 (NR/NR)
6,815,000	5.500	09/01/45	7,202,092
River Islands Public Financing Authority Special Tax for Community Facilities District No. 2003-1 Series 2015 B (NR/NR)
22,500,000	5.500	09/01/45	23,718,600
Riverside County Redevelopment Agency Tax Allocation for Capital Appreciation Jurupa Valley Redevelopment Project Area Series 2011 B (A/NR)(d)
2,220,000	0.000	10/01/33	1,108,934
2,220,000	0.000	10/01/35	994,782
1,840,000	0.000	10/01/37	747,647
5,100,000	0.000	10/01/38	1,967,427
8,425,000	0.000	10/01/39	3,096,946
13,395,000	0.000	10/01/40	4,668,292
7,275,000	0.000	10/01/41	2,419,447
6,360,000	0.000	10/01/42	2,017,964
Riverside County Redevelopment Agency Tax Allocation for Jurupa Valley Redevelopment Project Area Series 2011 B (A/NR)
1,225,000	6.500	10/01/25	1,455,900
1,950,000	6.750	10/01/30	2,336,432
Riverside County Transportation Commission Toll Revenue Senior Lien Bonds Series 2013 A (BBB-/NR)
2,000,000	5.750	06/01/48	2,171,260
Sacramento County Sanitation District Financing Authority RB Refunding for Sacramento County Regional Series 2007 B (NATL-RE FGIC) (AA/Aa3)(b)
2,625,000	1.154	12/01/35	2,345,149
Sacramento County Water Financing Authority RB for Water Agency Zones 40 & 41 2007 Water System Project Series 2007 B (NATL-RE) (AA-/Aa3)(b)
330,000	1.174	06/01/34	304,032
San Bernardino City Unified School District GO Bonds Capital Appreciation for Election of 1999 Series 2003 C (NATL-RE) (AA-/A2)(d)
1,420,000	0.000	08/01/25	1,074,400
San Diego Unified School District GO Bonds Refunding Series 2012 R-1 (AA-/Aa2)(d)
10,000,000	0.000	07/01/30	6,204,500
3,000,000	0.000	07/01/31	1,773,780

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
California – (continued)
San Francisco City & County Redevelopment Financing Authority Tax Allocation for Mission Bay North Redevelopment Series 2011 C (A-/NR)(c)
$500,000	6.750%	02/01/21	$ 598,715
San Francisco City & County Redevelopment Financing Authority Tax Allocation for Mission Bay South Redevelopment Series 2009 D (BBB+/NR)(c)
750,000	6.250	08/01/19	839,955
555,000	6.375	08/01/19	623,310
305,000	6.500	08/01/19	343,500
1,000,000	6.625	08/01/19	1,129,370
San Francisco City & County Redevelopment Financing Authority Tax Allocation for Mission Bay South Redevelopment Series 2011 D (BBB+/NR)(c)
435,000	6.625	02/01/21	518,751
2,500,000	7.000	02/01/21	3,018,050
San Joaquin Hills Transportation Corridor Agency RB Refunding for Toll Road Senior Lien Series 2014 A (BBB-/NR)
3,000,000	5.000	01/15/29	3,301,530
San Juan Unified School District GO Bonds for Capital Appreciation Series 2000 (NATL-RE) (AA-/Aa2)(d)
1,580,000	0.000	08/01/24	1,275,250
1,595,000	0.000	08/01/25	1,236,715
San Mateo Special Tax Bonds for Community Facilities District No. 2008-1 Bay Meadows Series 2013 (NR/NR)
2,000,000	5.000	09/01/42	2,098,160
San Mateo Special Tax Bonds for Community Facilities District No. 2008-1 Bay Meadows Series 2014 (NR/NR)
2,000,000	5.500	09/01/44	2,142,020
Santa Monica Redevelopment Agency Tax Allocation for Earthquake Recovery Redevelopment Project Series 2011 (AA/NR)
2,000,000	5.000	07/01/42	2,207,480
Santa Monica Redevelopment Agency Tax Allocation for Earthquake Recovery Redevelopment RB Series 2011 (AA/NR)
2,000,000	5.000	07/01/32	2,235,400
Santee Community Development Commission Tax Allocation for Santee Community Redevelopment Project Series 2011 A (A/NR)(c)
3,000,000	7.000	02/01/21	3,621,660
Stockton Public Financing Authority Water RB for Delta Water Supply Project Series 2010 A (A/A3)
2,000,000	6.250	10/01/40	2,400,560
Tejon Ranch Public Facilities Financing Authority Special Tax for Community Facilities District No. 2008-1 Industrial Complex Public Improvements Series 2012 B (NR/NR)
4,000,000	5.250	09/01/42	4,216,640
Temecula Redevelopment Agency Tax Allocation for Housing Redevelopment Project No. 1 Series 2011 A (BBB+/NR)
1,000,000	6.750	08/01/31	1,176,850
2,100,000	7.000	08/01/39	2,544,276
Tobacco Securitization Authority Northern California Tobacco Settlement RB Asset-Backed Bonds Series 2005 A-1 (B-/B3)
6,850,000	5.375	06/01/38	6,519,419
4,200,000	5.500	06/01/45	3,997,308

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
California – (continued)
Tobacco Securitization Authority Southern California Tobacco Settlement RB Senior Asset-Backed Bonds for San Diego County Tobacco Asset Securitization Corp. Series 2006 A-1 (BB+/B2)
$2,235,000	5.000%	06/01/37	$ 2,127,809
Tustin California Community Facilities District No. 2014-1 Tustin Legacy/Standard Pacific Special Tax Bonds Series 2015 A (NR/NR)
750,000	5.000	09/01/40	809,505
1,000,000	5.000	09/01/45	1,075,530
Union City Community Redevelopment Agency Tax Allocation for Community Redevelopment Project Sub Lien Series 2011 (A+/NR)
1,500,000	6.875	12/01/33	1,837,665
University of California Regents Medical Center Pooled RB Refunding Series 2007 C-2 (NATL-RE) (AA-/Aa3)(b)
10,000,000	1.344	05/15/43	8,256,200
West Hollywood Community Development Commission Tax Allocation for East Side Redevelopment Project Series 2011 A (A-/NR)
1,000,000	7.250	09/01/31	1,234,750
5,000,000	7.500	09/01/42	6,171,350
William S. Hart Union High School District GO Bonds Capital Appreciation 2008 Election Series B (AGM) (AA/Aa2)(d)
8,360,000	0.000	08/01/34	4,055,018
Yosemite Community College District GO Bonds Election of 2004 Series 2010 D (AA-/Aa2)(a)
19,135,000	0.000	08/01/42	11,982,146

			618,426,266

Colorado – 2.8%
Colorado Health Facilities Authority RB for Covenant Retirement Communities, Inc. Series 2012 A (BBB+/NR)
3,500,000	4.500	12/01/33	3,507,420
3,500,000	5.000	12/01/33	3,604,370
Colorado Health Facilities Authority RB for Covenant Retirement Communities, Inc. Series 2013 A (BBB+/NR)
3,000,000	5.750	12/01/36	3,354,210
Colorado Health Facilities Authority RB for The Evangelical Lutheran Good Samaritan Society Project Series 2013 (BBB+/Baa2)
3,000,000	5.625	06/01/43	3,162,000
Colorado Regional Transportation District Tax-Exempt Private Activity RB for Denver Transit Partners Eagle P3 Project Series 2010 (BBB+/Baa3)
12,860,000	6.000	01/15/41	14,092,502
Copperleaf Metropolitan District No. 2 Limited Tax Convertible to Unlimited Tax GO Refunding (NR/NR)
500,000	5.250	12/01/30	508,950
2,000,000	5.750	12/01/45	2,036,340
Cross Creek Metropolitan District No. 2 GO Bonds Refunding Limited Tax Series 2006 (NR/NR)(b)
4,500,000	5.000	12/01/37	4,354,830
Denver Colorado City & County COPS Refunding Series 2008 A1 (AA+/Aa1)(f)
1,000,000	0.710	01/03/17	1,000,000
Denver Colorado City & County COPS Refunding Series 2008 A3 (AA+/Aa1)(f)
5,725,000	0.710	01/10/17	5,725,000
Denver Colorado City & County Special Facilities Airport RB Refunding for United Air Lines, Inc. Project Series 2007 A (AMT) (BB-/B1)
925,000	5.250	10/01/32	930,874
7,000,000	5.750	10/01/32	7,071,470

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Colorado – (continued)
Denver Colorado Health and Hospital Authority Healthcare RB Series B (BBB/NR)(b)
$16,520,000	1.724%	12/01/33	$ 15,304,954
Dominion Water & Sanitation District Tap Fee RB Series 2016 (NR/NR)
8,000,000	6.000	12/01/46	7,890,080
E-470 Public Highway Authority RB Refunding Capital Appreciation Series 2006 B (NATL-RE) (AA-/A3)(d)
3,000,000	0.000	09/01/39	982,020
E-470 Public Highway Authority RB Series 2004 A (NATL-RE) (AA-/A3)(d)
15,000,000	0.000	09/01/28	9,432,300
4,100,000	0.000	09/01/34	1,885,016
E-470 Public Highway Authority RB Series 2004 B (NATL-RE) (AA-/A3)(d)
1,715,000	0.000	09/01/28	941,998
E-470 Public Highway Authority RB Series 2010 A (BBB+/A3)(d)
20,000,000	0.000	09/01/40	6,679,800
Leyden Rock Metropolitan District No. 10 Limited Tax GO Refunding & Improvement Bonds Series 2016 A (NR/NR)
1,250,000	5.000	12/01/45	1,144,812
Palisade Metropolitan District No. 2 GO Refunding Limited Tax Bonds Series 2016 (NR/NR)
2,135,000	4.375	12/01/31	1,953,781
1,825,000	5.000	12/01/46	1,686,720
Park Meadows Business Improvement District RB Series 2007 (NR/NR)
475,000	5.300	12/01/27	482,367
720,000	5.350	12/01/31	731,427
Plaza Metropolitan District No. 1 RB Refunding Series 2013 (NR/NR)(e)
1,000,000	5.000	12/01/40	1,025,640
Public Authority for Colorado Energy RB for Natural Gas Purchase Series 2008 (BBB+/Baa1)
4,000,000	6.500	11/15/38	5,218,520
Sierra Ridge Metropolitan District No. 2 Douglas County GO Bonds Series 2016 A (NR/NR)
750,000	4.500	12/01/31	706,372
1,500,000	5.500	12/01/46	1,499,865
Southglenn Metropolitan District Special RB Refunding Series 2016 (NR/NR)
1,535,000	5.000	12/01/30	1,566,069
810,000	5.000	12/01/36	790,997
2,100,000	5.000	12/01/46	1,981,875
Vista Ridge Metropolitan District GO Bonds Refunding Limited Tax Subseries 2006 B (NR/NR)(a)(c)
1,725,000	0.000	12/01/21	2,175,260

			113,427,839

Connecticut – 0.4%
Mohegan Tribal Finance Authority Tribal RB Economic Development Bonds Series 2015 (B-/NR)(e)
17,450,000	7.000	02/01/45	17,706,515
Town of Hamden Refunding GO Series 2013 (AGM) (AA/A2)
500,000	5.000	08/15/23	571,465

			18,277,980

Delaware – 0.3%
Bridgeville Delaware Special Obligation Special Tax for Heritage Shores Special Development District Series 2005 A (NR/NR)
5,480,000	5.450	07/01/35	5,303,380

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Delaware – (continued)
Delaware Economic Development Authority Gas Facilities RB Refunding for Delmarva Power & Light Co. Project Series 2010 (BBB+/Baa1)
$3,000,000	5.400%	02/01/31	$ 3,274,020
Delaware Economic Development Authority RB for Indian River Power LLC Project Series 2010 (NR/Baa3)
2,050,000	5.375	10/01/45	2,102,439

			10,679,839

District of Columbia – 1.8%
Metropolitan Washington DC Airports Authority Dulles Toll Road RB Second Senior Lien Capital Appreciation for Dulles Metrorail and Capital Improvement Project Series 2009 C (ASSURED GTY) (AA/A3)
25,000,000	6.500	10/01/41	31,999,750
Metropolitan Washington DC Airports Authority Dulles Toll Road RB Second Senior Lien Capital Appreciation for Dulles Metrorail and Capital Improvement Project Series 2010 B (BBB+/Baa1)(a)
37,100,000	0.000	10/01/44	40,300,617

			72,300,367

Florida – 13.1%
Amelia National Community Development District Special Assessment for Capital Improvement Series 2004 A (NR/NR)
3,845,000	6.300	05/01/35	3,846,653
Amelia National Community Development District Special Assessment for Capital Improvement Series 2006 A (NR/NR)
1,390,000	5.375	05/01/37	1,103,716
Anthem Park Community Development District Special Assessment RB Refunding Senior Series 2016 A-1 (BBB-/NR)
1,725,000	3.500	05/01/31	1,494,523
2,170,000	3.750	05/01/36	1,882,562
Arborwood Community Development District RB Capital Improvement for Master Infrastructure Projects Series 2005 A-2 (NR/NR)
14,370,000	5.350	05/01/36	14,393,710
Arborwood Community Development District Special Assessment Capital Improvement for Centex Homes Project Series 2006 A-2 (NR/NR)
205,000	5.250	05/01/36	205,324
Arborwood Community Development District Special Assessment Capital Improvement for Centex Homes Project Series 2006 A-3 (NR/NR)
2,835,000	5.500	05/01/36	2,840,783
Arborwood Community Development District Special Assessment Capital Improvement Refunding Series 2014 B (NR/NR)
9,040,000	6.900	05/01/25	9,750,002
Arborwood Community Development District Special Assessment Capital Improvement Refunding Series 2014 B A-1 (NR/NR)
4,065,000	6.900	05/01/36	4,520,158
Arborwood Community Development District Special Assessment Capital Improvement Refunding Series 2014 B A-2 (NR/NR)
1,035,000	6.900	05/01/36	1,150,889
Avelar Creek Community Development District Special Assessment Refunding Series 2016 (BBB+/NR)
1,070,000	3.625	05/01/31	994,651

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Florida – (continued)
Babcock Ranch Community Independent Special District Special Assessment RB Series 2015 (NR/NR)
$2,380,000	5.250%	11/01/46	$ 2,148,521
Bannon Lakes Community Development District Special Assessment RB Series 2016 (NR/NR)
375,000	4.500	11/01/25	374,167
1,000,000	5.000	11/01/36	971,750
1,850,000	5.000	11/01/48	1,727,345
Bartram Park Community Development District Special Assessment RB Refunding for City of Jacksonville Florida Senior Lien Series 2015 A-1 (BBB+/NR)
1,970,000	4.250	05/01/29	1,975,260
Bartram Park Community Development District Special Assessment RB Refunding for City of Jacksonville Subordinate Lien Series 2015 A-2 (NR/NR)
1,000,000	5.000	05/01/35	959,370
Bay Laurel Center Community Development District Special Assessment RB Refunding Series 2016 Candler (BBB+/NR)
990,000	3.750	05/01/31	929,194
1,150,000	4.000	05/01/37	1,058,702
Bellagio Community Development District Special Assessment Bond Series 2016 (BBB-/NR)
490,000	3.750	11/01/31	447,551
1,500,000	4.125	11/01/46	1,285,185
Bellagio Community Development District Special Assessment Bonds Series 2013 (BBB-/NR)
760,000	6.000	11/01/27	845,956
3,000,000	6.500	11/01/43	3,539,160
Belmont Community Development District Capital Improvement Phase 1 Project Series 2013 A (NR/NR)
775,000	6.125	11/01/33	834,737
1,000,000	6.500	11/01/43	1,075,580
Bexley Community Development District Special Assessment Bonds Series 2016 (NR/NR)
390,000	3.500	05/01/21	381,104
500,000	4.100	05/01/26	471,040
1,755,000	4.700	05/01/36	1,581,343
3,200,000	4.875	05/01/47	2,783,648
Brevard County Health Facilities Authority RB for Health First, Inc. Project Series 2009 (A/A2)(c)
4,750,000	7.000	04/01/19	5,328,550
Bridgewater Community Development District Special Assessment Refunding Bonds for Assessment Area Two Series 2015 (NR/NR)
8,070,000	5.750	05/01/35	8,190,082
Centre Lake Community Development District Special Assessment Series 2016 (NR/NR)
375,000	4.125	12/15/27	347,873
500,000	4.500	12/15/32	460,550
975,000	4.700	12/15/37	875,618
1,200,000	4.750	12/15/46	1,054,776
Century Parc Community Development District Special Assessment Refunding Series 2012 (A-/NR)
200,000	3.500	11/01/20	199,696
210,000	3.750	11/01/21	209,461
215,000	3.875	11/01/22	212,106
25,000	4.000	11/01/23	24,763
1,705,000	4.500	11/01/31	1,697,600
Charlotte County Industrial Development Authority Utility System RB for Town & Country Utilities Project Series 2015 (AMT) (NR/NR)(e)
500,000	5.500	10/01/36	471,255

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Florida – (continued)
City of Cape Coral Water & Sewer RB Refunding Series 2015 (A/A1)
$1,750,000	4.000%	10/01/34	$ 1,787,502
CityPlace Community Development District Special Assessment RB Refunding Series 2012 (A/NR)
2,250,000	5.000	05/01/26	2,475,315
Concord Station Community Development District Capital Improvement RB Refunding Senior Lien Series 2016 A-1 (BBB-/NR)
3,000,000	3.500	05/01/32	2,751,600
1,300,000	3.625	05/01/35	1,162,018
1,750,000	3.750	05/01/46	1,474,497
Concord Station Community Development District Capital Improvement RB Refunding Subordinate Lien Series 2016 A-2 (NR/NR)
640,000	4.125	05/01/26	589,638
945,000	4.625	05/01/35	820,638
300,000	4.750	05/01/46	249,234
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2004 A (NR/NR)(g)
3,305,000	5.850	05/01/35	33
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2004 B (NR/NR)(g)
3,980,000	5.000	05/01/11	40
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2011 A-1 (NR/NR)
3,680,000	5.850	05/01/35	3,721,290
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2011 A-2 (NR/NR)
2,360,000	5.850	05/01/35	2,050,156
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2011 B (NR/NR)(d)
5,670,000	0.000	05/01/17	5,534,260
Cory Lakes Community Development District Special Assessment Series 2001 A (NR/NR)
40,000	8.375	05/01/17	40,467
Cory Lakes Community Development District Special Assessment Series 2001 B (NR/NR)
180,000	8.375	05/01/17	182,101
Country Walk Community Development District Special Assessment RB Refunding Senior Lien Series 2015 A-1 (BBB+/NR)
960,000	3.750	05/01/29	906,336
Durbin Crossing Community Development District Special Assessment Series 2005 A (NR/NR)
35,895,000	5.500	05/01/37	33,010,837
Escambia County Health Facilities Authority Health Care Facilities RB for Baptist Hospital, Inc. Project Series 2010 A (A-/A3)
27,000,000	6.000	08/15/36	30,074,760
Estancia at Wiregrass Community Development District Capital Improvement RB Series 2013 (NR/NR)
1,185,000	6.375	11/01/26	1,296,663
3,250,000	7.000	11/01/45	3,698,467
Estancia at Wiregrass Community Development District Capital Improvements RB Series 2015 (NR/NR)
1,000,000	5.250	11/01/35	981,170
1,500,000	5.375	11/01/46	1,422,645

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Florida – (continued)
Fishhawk Community Development District II Special Assessment RB Refunding Series 2013 A (A-/NR)
$1,480,000	4.375%	05/01/34	$ 1,485,195
Florida Higher Educational Facilities Financing Authority RB Refunding for Nova Southeastern University Project Series 2012 A (A-/NR)
600,000	5.000	04/01/32	658,968
5,820,000	5.250	04/01/42	6,314,933
Fontainbleau Lakes Community Development District Special Assessment RB Refunding Series 2016 (BBB+/NR)
700,000	4.000	05/01/31	695,443
1,000,000	4.125	05/01/38	947,560
Greater Orlando Aviation Authority Airport Facilities RB Refunding for Jetblue Airways Corp. Project Series 2013 (AMT) (NR/NR)
3,165,000	5.000	11/15/26	3,322,016
5,000,000	5.000	11/15/36	5,147,850
Hacienda Lakes Community Development District Special Assessment Refunding Series 2016 (NR/NR)
1,525,000	4.500	05/01/36	1,323,502
2,305,000	4.625	05/01/46	1,942,262
Heritage Harbour Market Place Community Development District Special Assessment for Capital Improvement Series 2005 (NR/NR)(g)
7,555,000	5.600	05/01/36	3,777,500
Heritage Harbour North Community Development District Special Assessment Series 2014 (NR/NR)
1,100,000	5.000	05/01/34	1,057,991
2,170,000	5.125	05/01/45	2,095,960
Heritage Harbour South Community Development District RB Refunding for Senior Lien Capital Improvement Series 2013 A-1 (A/NR)
500,000	5.050	05/01/31	509,990
500,000	5.150	05/01/34	504,255
Heritage Isle At Viera Community Development District Special Assessment Series 2005 (NR/NR)
5,120,000	5.550	05/01/37	5,064,243
Heritage Lake Park Community Development District Special Assessment Series 2005 (NR/NR)
2,190,000	5.700	05/01/36	2,196,066
Heritage Landing Community Development District Special Assessment Refunding Bonds Series 2015 (BBB/NR)
2,205,000	4.200	05/01/31	2,158,386
Heritage Landing Community Development District Special Assessment Refunding Series 2015 (BBB/NR)
2,000,000	4.350	05/01/36	1,921,480
Highlands Community Development District Special Assessment Refunding Series 2016 (BBB-/NR)
1,000,000	4.250	05/01/31	984,130
2,150,000	4.250	05/01/36	2,054,239
Islands At Doral III Community Development District Special Assessment Refunding Series 2013 (A-/NR)
2,500,000	4.125	05/01/35	2,503,325
Lakewood Ranch Stewardship District Special Assessment for Lake Club Project Series 2005 (NR/NR)
2,395,000	7.210	11/01/20	2,499,015
Lakewood Ranch Stewardship District Special Assessment for Lake Club Project Series 2006 B (NR/NR)
5,670,000	6.770	11/01/20	5,832,105
Lakewood Ranch Stewardship District Special Assessment RB for Country Club East Project Series 2013 A (NR/NR)
2,380,000	6.700	05/01/33	2,604,886
4,830,000	7.000	05/01/43	5,355,939

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Florida – (continued)
Lakewood Ranch Stewardship District Special Assessment RB for Country Club East Project Series 2014 (NR/NR)
$6,340,000	5.600%	05/01/44	$ 6,066,302
Lakewood Ranch Stewardship District Special Assessment RB for Lakewood Centre & NW Sector Project Series 2011 (NR/NR)
19,465,000	8.000	05/01/40	22,957,410
Lakewood Ranch Stewardship District Special Assessment RB for Villages of Lakewood Ranch South Project Series 2016 (NR/NR)
2,965,000	4.000	05/01/21	2,969,625
1,335,000	4.250	05/01/26	1,318,740
3,935,000	5.000	05/01/36	3,848,863
15,445,000	5.125	05/01/46	14,976,862
Lee County IDA Health Care Facilities RB Refunding for Shell Point Project Series 2011 B (BBB/NR)
2,600,000	6.500	11/15/31	2,925,962
Longleaf Community Development District Special Assessment Refunding Series 2005 (NR/NR)
4,450,000	5.400	05/01/30	3,879,243
Longleaf Community Development District Special Assessment Refunding Series 2006 (NR/NR)(g)
2,635,000	5.375	05/01/30	1,712,750
Marshall Creek Community Development District Special Assessment Refunding Series 2015 A (NR/NR)
1,940,000	5.000	05/01/32	1,866,416
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2005 (NR/NR)(g)
880,000	5.250	05/01/15	9
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2007 B (NR/NR)(g)
1,380,000	6.150	11/01/14	14
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2012 A-1 (NR/NR)
420,000	6.000	05/01/36	395,716
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2012 A-2 (NR/NR)
815,000	6.250	05/01/38	766,565
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2012 B (NR/NR)
675,000	6.810	05/01/20	674,318
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2014 A (NR/NR)
645,000	7.250	05/01/35	642,639
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2014 B (NR/NR)
540,000	7.250	05/01/22	540,038
Meadow Pointe IV Community Development District Special Assessment for Capital Improvement Series 2005 (NR/NR)(g)
1,075,000	5.250	05/01/15	11
Miami Beach Health Facilities Authority Hospital RB Refunding for Mount Sinai Medical Center of Florida Series 2014 (BBB+/Baa1)
1,500,000	5.000	11/15/39	1,564,245
Miami Special Obligation RB Refunding for Port of Miami Tunnel Project Series 2012 (A/A1)(e)
11,760,000	5.000	03/01/30	13,177,786
Midtown Miami Community Development District Special Assessment RB Refunding for Parking Garage Project Series 2014 A (NR/NR)
3,460,000	5.000	05/01/29	3,531,138
3,270,000	5.000	05/01/37	3,312,183

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Florida – (continued)
Miromar Lakes Community Development District RB Refunding for Capital Improvement Series 2015 (NR/NR)
$3,265,000	5.000%	05/01/28	$ 3,337,907
2,000,000	5.000	05/01/35	1,927,780
Monterra Community Development District Special Assessment Refunding Bonds Series 2015 (AGM) (AA/NR)
1,820,000	3.500	05/01/36	1,728,891
Naples Reserve Community Development District Special Assessment Bonds Series 2014 (NR/NR)
750,000	5.250	11/01/35	752,325
1,250,000	5.625	11/01/45	1,255,662
New River Community Development District Special Assessment RB for Capital Improvement Series 2010 A-1 (NR/NR)
1,955,000	5.750	05/01/38	1,955,684
New River Community Development District Special Assessment RB for Capital Improvement Series 2010 B-1 (NR/NR)
860,000	5.000	05/01/19	854,926
New River Community Development District Special Assessment Series 2006 B (NR/NR)(g)
3,260,000	5.000	05/01/13	33
Orlando Florida Community Redevelopment Agency Tax Increment RB Refunding for Conroy Road District Series 2012 (A-/NR)
1,680,000	5.000	04/01/24	1,844,254
1,765,000	5.000	04/01/25	1,929,498
1,005,000	5.000	04/01/26	1,092,073
Overoaks Community Development District RB for Capital Improvement Series 2010 A-1 (NR/NR)
970,000	6.125	05/01/35	970,941
Overoaks Community Development District RB for Capital Improvement Series 2010 A-2 (NR/NR)
1,345,000	6.125	05/01/35	1,346,305
Overoaks Community Development District RB for Capital Improvement Series 2010 B (NR/NR)
955,000	5.125	05/01/17	954,121
Overoaks Community Development District Special Assessment for Capital Improvement Series 2004 A (NR/NR)(g)
1,200,000	5.125	05/01/09	600,000
210,000	6.125	05/01/35	105,000
Palm Glades Community Development District Special Assessment Refunding Bonds Series 2016 (BBB/NR)
1,830,000	3.750	05/01/31	1,727,246
1,875,000	4.000	05/01/36	1,747,856
Panther Trace II Community Development District Special Assessment RB Refunding Series 2014 (AGM) (AA/NR)
530,000	4.125	05/01/35	529,634
Paseo Community Development District Capital Improvement Revenue Bonds Capital Appreciation Series 2011 A-2 (NR/NR)(a)
16,390,000	0.000	05/01/36	7,711,987
Paseo Community Development District Capital Improvement Revenue Bonds Special Assessment Series 2011 A-1 (NR/NR)
1,985,000	5.400	05/01/36	1,988,295
Paseo Community Development District RB for Capital Improvement Series 2005 A (NR/NR)(g)
6,355,000	5.400	05/01/36	64
Paseo Community Development District RB for Capital Improvement Series 2005 B (NR/NR)(g)
3,670,000	4.875	05/01/10	37
Paseo Community Development District RB for Capital Improvement Series 2006 (NR/NR)(g)
2,600,000	5.000	02/01/11	26

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Florida – (continued)
Portofino Isles Community Development District Special Assessment RB Refunding Series 2013 (BBB-/NR)
$2,805,000	4.750%	05/01/33	$ 2,807,861
Reunion East Community Development District Special Assessment Refunding Bonds Series 2015 1 (NR/NR)
2,390,000	6.600	05/01/33	2,419,732
Reunion East Community Development District Special Assessment Refunding Bonds Series 2015 3 (NR/NR)
2,650,000	6.600	05/01/33	2,682,966
Reunion East Community Development District Special Assessment Refunding Bonds Series 2015 A (NR/NR)
3,070,000	5.000	05/01/25	3,228,074
6,840,000	5.000	05/01/33	7,027,006
Reunion East Community Development District Special Assessment Series 2002 A-2 (NR/NR)(g)
2,170,000	7.200	05/01/22	22
River Bend Community Development District Special Assessment RB Refunding Senior Series 2016 A-1 (BBB+/NR)
2,395,000	4.000	05/01/31	2,318,647
River Hall Community Development District Special Assessment for Capital Improvement Series 2011 A (NR/NR)
4,920,000	5.450	05/01/36	4,628,539
Sandy Creek Community Development District Special Assessment Refunding Series 2007 B (NR/NR)
1,450,000	5.500	05/01/20	1,427,887
Sarasota County Public Hospital District RB for Sarasota Memorial Hospital Project Series 2009 A (AA-/A1)
1,500,000	5.625	07/01/39	1,623,390
South Kendall Community Development District Special Assessment Refunding Series 2016 (BBB-/NR)
1,345,000	4.250	11/01/37	1,261,382
330,000	4.125	11/01/40	302,514
South Kendall Community Development District Special Assessment Series 2010 A (NR/NR)(c)
1,890,000	6.200	11/01/17	1,969,115
South Village Community Development District Capital Improvement and Special Assessment Refunding Senior Lien Series 2016 A-1 (BBB/NR)
805,000	3.500	05/01/32	735,786
505,000	3.625	05/01/35	447,910
1,025,000	3.750	05/01/38	874,930
South Village Community Development District Capital Improvement and Special Assessment Refunding Subordinate Lien Series 2016 A-2 (NR/NR)
645,000	4.350	05/01/26	603,501
500,000	4.875	05/01/35	447,930
100,000	5.000	05/01/38	88,599
South-Dade Venture Community Development District Special Assessment RB Refunding Series 2013 (NR/NR)
2,015,000	5.250	05/01/34	2,120,384
Southern Hills Plantation I Community Development District Special Assessment for Capital Improvement Series 2011 A-1 (NR/NR)
4,115,000	5.800	05/01/35	3,880,033
Southern Hills Plantation I Community Development District Special Assessment for Capital Improvement Series 2011 A-2 (NR/NR)
3,070,000	5.800	05/01/35	2,654,230
Spring Ridge Community Development District Special Assessment RB Series A-1 (NR/NR)
1,335,000	4.800	05/01/35	1,281,547

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Florida – (continued)
St. Petersburg Health Facilities Authority RB Refunding for All Children’s Hospital Series 2009 A (NR/Aa3)(c)
$5,835,000	6.500%	11/15/19	$ 6,617,298
Sterling Hill Community Development District RB for Capital Improvement Series 2003 B (NR/NR)(g)
440,000	5.500	11/01/10	286,000
Stonegate Community Development District Special Assessment Refunding Bonds Series 2013 (NR/NR)
2,160,000	5.000	05/01/34	2,224,714
Stoneybrook South Community Development District Special Assessment Bonds Refunding for Assessment Area Two-A Project Series 2014 (NR/NR)
1,500,000	5.125	11/01/34	1,449,720
3,500,000	5.500	11/01/44	3,378,935
Stoneybrook South Community Development District Special Assessment RB Refunding for Assessment Area One Project Series 2013 (NR/NR)
2,440,000	6.500	05/01/39	2,776,159
Talis Park Community Development District Capital Improvement RB Series 2013 (NR/NR)
1,370,000	5.250	11/01/34	1,370,671
2,365,000	6.000	11/01/44	2,501,484
Talis Park Community Development District Subordinate Capital Improvement RB Refunding Series 2016 A-2 (NR/NR)
820,000	3.250	05/01/21	790,521
975,000	3.750	05/01/26	898,384
1,600,000	4.000	05/01/33	1,423,584
905,000	4.125	05/01/36	792,147
Tapestry Community Development District Special Assessment RB Series 2016 (NR/NR)
390,000	4.250	05/01/26	368,671
1,110,000	4.800	05/01/36	1,005,893
1,715,000	5.000	05/01/46	1,522,543
Tison’s Landing Community Development District Special Assessment RB Refunding & Improvement Bonds Senior Series 2016 A-1 (BBB/NR)
700,000	3.375	05/01/32	611,338
1,355,000	3.600	05/01/37	1,148,512
Toscana Isles Community Development District Special Assessment RB Series 2014 (NR/NR)
450,000	5.750	11/01/27	460,557
2,000,000	6.250	11/01/44	2,115,580
TSR Community Development District Special Assessment RB for 2016 Project Series 2016 (NR/NR)
745,000	3.500	11/01/21	724,319
1,340,000	4.000	11/01/27	1,249,188
3,160,000	4.625	11/01/37	2,815,876
2,790,000	4.750	11/01/47	2,454,586
TSR Community Development District Special Assessment RB for Village 4 Project Series 2015 A (NR/NR)
400,000	4.250	11/01/21	402,064
2,440,000	5.625	11/01/45	2,324,637
Turnbull Creek Community Development District Senior Special Assessment Refunding Series 2015 A-1 (BBB/NR)
2,270,000	4.375	05/01/35	2,212,592
Two Creeks Community Development District RB Refunding for Capital Improvement Senior Lien Series 2016 A-1 (BBB-/NR)
1,800,000	3.500	05/01/32	1,578,474
2,695,000	3.625	05/01/37	2,255,796
Two Creeks Community Development District RB Refunding for Capital Improvement Subordinate Lien Series 2016 A-2 (NR/NR)
625,000	4.750	05/01/37	531,869

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Florida – (continued)
Venetian Community Development District Capital Improvement RB Refunding Series 2012 A-1 (NR/NR)
$500,000	5.500%	05/01/34	$ 513,870
750,000	6.125	05/01/42	780,060
Venetian Parc Community Development District Special Assessment Area One Project Series 2013 (NR/NR)
580,000	6.000	11/01/27	656,943
2,050,000	6.500	11/01/43	2,555,263
Venetian Parc Community Development District Special Assessment Area Two Project Series 2013 (NR/NR)
830,000	6.375	11/01/27	897,271
2,300,000	7.125	11/01/44	2,534,761
Verandah East Community Development District Special Assessment Refunding & Improvement RB Series 2016 (NR/NR)
1,750,000	3.375	05/01/21	1,738,468
2,460,000	3.750	05/01/26	2,326,053
4,360,000	4.000	05/01/31	3,971,873
1,750,000	4.125	05/01/34	1,560,737
1,000,000	4.250	05/01/37	863,530
Verano #1 Community Development District Special Assessment Bonds for District #1 Project Series 2015 (NR/NR)
750,000	5.125	11/01/35	704,670
1,000,000	5.250	11/01/46	927,650
Village Community Development District No. 10 Special Assessment RB Series 2012 (NR/NR)
2,600,000	5.000	05/01/32	2,766,972
6,275,000	5.125	05/01/43	6,690,593
Village Community Development District No. 10 Special Assessment RB Series 2014 (NR/NR)
4,900,000	6.000	05/01/44	5,503,435
Village Community Development District No. 5 Special Assessment RB Refunding Phase I Series 2013 (A/NR)
1,650,000	4.000	05/01/33	1,579,198
Village Community Development District No. 5 Special Assessment RB Refunding Phase II Series 2013 (A/NR)
2,290,000	4.000	05/01/34	2,163,706
Village Community Development District No. 8 Special Assessment RB Series 2008 (NR/NR)
7,490,000	6.375	05/01/38	7,819,860
Village Community Development District No. 8 Special Assessment Refunding Phase II Series 2010 (NR/NR)
7,850,000	6.125	05/01/39	8,706,435
Village Community Development District No. 9 Special Assessment RB Series 2011 (NR/NR)
4,780,000	7.000	05/01/41	5,507,516
Village Community Development District No. 9 Special Assessment Refunding Series 2012 (NR/NR)
1,955,000	5.500	05/01/42	2,124,459
Villasol Community Development District RB Series 2003 A (NR/NR)
2,195,000	6.600	05/01/34	2,195,746
Vizcaya In Kendall Community Development District Special Assessment Bonds Series 2016 (BBB-/NR)
1,000,000	3.750	11/01/31	923,550
1,000,000	4.000	11/01/36	903,120
1,300,000	4.125	11/01/46	1,144,702
Waters Edge Community Development District Capital Improvement RB Refunding Series 2012 A-1 (NR/NR)
14,000	5.350	05/01/39	13,099
Waters Edge Community Development District Capital Improvement RB Refunding Series 2012 A-2 (NR/NR)
575,000	6.600	05/01/39	565,052

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Florida – (continued)
Waters Edge Community Development District Pasco County Capital Improvement RB Refunding Senior Lien Series 2015 A-1 (BBB+/NR)
$3,240,000	4.200%	05/01/36	$ 3,111,210
Waterset North Community Development District Special Assessment RB Series 2014 (NR/NR)
1,240,000	5.125	11/01/35	1,241,897
2,000,000	5.500	11/01/45	1,982,680
Winding Cypress Community Development District Special Assessment Phase 1 And Phase 2 Assessment Area Series 2015 (NR/NR)
265,000	4.000	11/01/20	262,183
400,000	4.375	11/01/25	385,080
1,770,000	5.000	11/01/45	1,595,513
Wiregrass Community Development District Capital Improvement RB Series 2014 (NR/NR)
485,000	5.375	05/01/35	488,356
3,060,000	5.625	05/01/45	3,053,268
Wiregrass Community Development District Capital Improvement RB Series 2016 (NR/NR)
780,000	4.875	05/01/36	711,118
1,445,000	5.000	05/01/47	1,288,304

			539,201,498

Georgia – 1.9%
Altlanta Development Authority RB for New Downtown Atlanta Stadium Project Senior Lien Series 2015 A-1 (A+/Aa3)
1,500,000	5.250	07/01/40	1,716,210
5,500,000	5.250	07/01/44	6,253,500
Altlanta Development Authority RB for New Downtown Atlanta Stadium Project Senior Lien Series 2015 B (A/A1)
1,000,000	4.000	07/01/40	1,022,410
Atlanta Tax Allocation for Beltline Project RMKT 12/15/09 Series 2009 A (NR/A2)(c)
7,095,000	7.500	01/01/19	7,840,968
Clayton County Development Authority Special Facilities RB for Delta Airlines, Inc. Series 2009 A (BB+/Baa3)
11,700,000	8.750	06/01/29	13,897,494
Fulton County Development Authority RB for Tuff Caub LLC Project Series 2007 A (NR/NR)
1,900,000	5.250	11/01/28	1,795,766
Marietta Development Authority University Facilities RB Refunding for Life University, Inc. Project Series 2008 (NR/Ba3)
2,500,000	7.000	06/15/39	2,565,225
Milledgeville & Baldwin County Development Authority Student Housing RB Refunding for Georgia College & State University Foundation Property V, LLC Project Series 2007 (AMBAC) (A+/WR)(b)
49,820,000	1.217	10/01/33	42,533,825

			77,625,398

Guam – 1.4%
Guam Government Department of Education COPS for John F. Kennedy High School Project Series 2010 A (B+/NR)
2,500,000	6.625	12/01/30	2,664,875
3,355,000	6.875	12/01/40	3,575,088
Guam Government Limited Obligation RB Section 30 Series 2016 A (BBB+/NR)
3,410,000	5.000	12/01/46	3,612,042

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Guam – (continued)
Guam International Airport Authority RB Refunding for Series 2013 C (AMT) (AGM) (AA/A2)
$7,300,000	6.125%	10/01/43	$ 8,287,325
Guam International Airport Authority RB Refunding for Series 2013 C (AMT) (BBB/Baa2)
2,000,000	6.375	10/01/43	2,270,480
Guam Power Authority RB Series 2010 A (BBB/Baa2)
10,000,000	5.500	10/01/40	10,626,100
Guam Waterworks Authority RB for Water & Wastewater System Series 2010 (A-/Baa2)
9,785,000	5.625	07/01/40	10,495,587
Guam Waterworks Authority RB for Water & Wastewater System Series 2013 (A-/Baa2)
13,705,000	5.500	07/01/43	14,966,271

			56,497,768

Idaho – 0.0%
Idaho Health Facilities Authority RB Refunding for Madison Memorial Hospital Project Series 2016 (BB+/NR)
1,000,000	5.000	09/01/37	1,035,580

Illinois – 13.3%
Chicago Illinois Board Education Dedicated Capital Improvement Series 2016 (A/NR)(h)
16,000,000	6.000	04/01/46	15,781,120
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1998 B-1 (NATL-RE) (AA-/A3)(d)
2,500,000	0.000	12/01/27	1,454,300
350,000	0.000	12/01/28	191,719
8,925,000	0.000	12/01/29	4,578,257
405,000	0.000	12/01/30	194,623
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1999 A (NATL-RE) (AA-/A3)(d)
125,000	0.000	12/01/29	63,960
150,000	0.000	12/01/30	72,082
Chicago Illinois Board of Education GO Bonds Capital Appreciation Refunding for School Reform Series 1999 A (NATL-RE) (AA-/A3)(d)
15,035,000	0.000	12/01/31	6,765,299
Chicago Illinois Board of Education GO Bonds Refunding for School Reform Series 1999 A (NATL-RE) (AA-/A3)
9,535,000	5.500	12/01/26	10,194,059
Chicago Illinois Board of Education GO Bonds Refunding Series 2005 A (AMBAC) (B/B3)
8,965,000	5.500	12/01/29	8,939,898
Chicago Illinois Board of Education GO Bonds Series 2011 A (B/B3)
2,770,000	5.000	12/01/41	2,234,448
Chicago Illinois Board of Education GO Bonds Series 2012 A (B/B3)
10,550,000	5.000	12/01/42	8,176,778
Chicago Illinois Board of Education Unlimited Tax GO Bonds for Dedicated Alternate Revenues Series 2015 C (B/NR)
19,705,000	5.250	12/01/35	16,389,240
15,235,000	5.250	12/01/39	12,212,833
Chicago Illinois Board of Education Unlimited Tax GO Bonds for Dedicated Alternate Revenues Series 2015 E (B/NR)
5,315,000	5.125	12/01/32	4,412,194
Chicago Illinois Board of Education Unlimited Tax GO Bonds for Dedicated Revenues Series 2011 A (B/B3)
315,000	5.500	12/01/39	249,408

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois Board of Education Unlimited Tax GO Bonds Refunding for Dedicated Revenues Series 2005 A (AMBAC) (B/B3)
$2,300,000	5.500%	12/01/30	$ 2,282,221
Chicago Illinois Board of Education Unlimited Tax GO Bonds Refunding for Dedicated Revenues Series 2008 C (B/B3)
6,325,000	5.000	12/01/28	5,246,714
Chicago Illinois Board of Education Unlimited Tax GO Bonds Refunding for Dedicated Revenues Series 2016 A (B/NR)
53,545,000	7.000	12/01/44	51,698,768
Chicago Illinois Board of Education Unlimited Tax GO Bonds Refunding for Dedicated Revenues Series 2016 B (B/NR)
61,135,000	6.500	12/01/46	55,902,455
Chicago Illinois Capital Appreciation Refunding & Project Series C (BBB+/Ba1)(d)
11,415,000	0.000	01/01/32	4,604,354
Chicago Illinois GO Bonds Project and Refunding RMKT 06/08/15 Series 2005 D (BBB+/Ba1)
1,700,000	5.500	01/01/37	1,644,002
Chicago Illinois GO Bonds Project Refunding Series 2014 A (BBB+/Ba1)
8,375,000	5.250	01/01/33	7,899,132
6,295,000	5.000	01/01/34	5,871,347
10,500,000	5.000	01/01/36	9,654,015
Chicago Illinois GO Bonds Project Series 2011 A (BBB+/Ba1)
1,500,000	5.250	01/01/35	1,403,835
3,000,000	5.000	01/01/40	2,704,380
Chicago Illinois GO Bonds Project Series 2012 A (BBB+/Ba1)
15,000,000	5.000	01/01/33	14,102,550
3,850,000	5.000	01/01/34	3,590,895
Chicago Illinois GO Bonds Refunding RMKT 06/08/15 Series 2007 F (BBB+/Ba1)
2,500,000	5.500	01/01/42	2,385,825
Chicago Illinois GO Bonds Refunding Series 2009 C (BBB+/Ba1)
3,825,000	5.000	01/01/40	3,448,084
Chicago Illinois GO Bonds Refunding Series 2014 A (BBB+/Ba1)
4,230,000	5.000	01/01/35	3,912,961
Chicago Illinois GO Bonds Refunding Series 2015 C (BBB+/NR)
13,300,000	5.000	01/01/38	12,092,892
Chicago Illinois GO Bonds Series 2015 A (BBB+/NR)
4,180,000	5.500	01/01/39	4,020,240
Chicago Illinois Second Lien RB Refunding for Wastewater Transmission RMKT 10/19/15 Series 2008 C (A/NR)
1,500,000	5.000	01/01/39	1,574,490
Chicago Illinois Water RB Refunding Second Lien Project RMKT 05/23/16 Series 2000 (A/Baa2)
1,500,000	5.000	11/01/28	1,665,825
1,050,000	5.000	11/01/29	1,161,500
1,000,000	5.000	11/01/30	1,101,860
Cortland Illinois Special Service Area No. 9 Special Tax Bonds for Richland Trails Project Series 2007-1 (NR/NR)
2,111,000	5.800	03/01/37	1,984,382
Du Page County Special Service Area No. 31 Special Tax for Monarch Landing Project Series 2006 (NR/NR)
1,450,000	5.625	03/01/36	1,450,276
Illinois Finance Authority RB for Christian Homes, Inc. Series 2007 A (BBB-/NR)
2,780,000	5.750	05/15/31	2,810,608
Illinois Finance Authority RB for Christian Homes, Inc. Series 2010 (BBB-/NR)
805,000	6.125	05/15/27	856,947

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Illinois – (continued)
Illinois Finance Authority RB for Christian Homes, Inc. Series 2010 (NR/NR)(c)
$445,000	6.125%	05/15/20	$ 509,369
Illinois Finance Authority RB for Midwest Regional Medical Center Series 2006 A (NR/NR)(e)
33,325,000	6.750	10/01/46	32,865,782
Illinois Finance Authority RB Refunding for Franciscan Communities, Inc. Series 2013 A (BBB-/NR)
4,500,000	5.250	05/15/47	4,452,525
Illinois Finance Authority RB Refunding for Illinois Wesleyan University Series 2016 (A-/Baa1)
2,240,000	5.000	09/01/46	2,412,256
Illinois Finance Authority RB Refunding for OSF Healthcare System Series 2010 A (A/A2)
6,085,000	6.000	05/15/39	6,491,052
Illinois Finance Authority Recovery Zone Facility RB for Navistar International Corp. Project Series 2010 (CCC/Caa1)
15,650,000	6.500	10/15/40	16,143,445
Illinois Finance Authority Student Housing RB for MJH Educational Assistance IV Series 2004 B (NR/C)(g)
3,225,000	5.000	06/01/24	967,500
8,000,000	5.375	06/01/35	2,400,000
Illinois Finance Authority Student Housing RB for MJH Educational Assistance IV Series 2004 B (NR/WR)(g)
15,000	4.500	06/01/14	4,500
Illinois State GO Bonds Refunding Series 2016 (AGM) (AA/A2)
20,175,000	4.000	02/01/30	19,613,328
Illinois State GO Bonds Series 2012 (BBB/Baa2)
500,000	5.000	03/01/31	492,985
750,000	5.000	03/01/37	720,488
Illinois State GO Bonds Series 2013 (BBB/Baa2)
5,050,000	5.500	07/01/38	5,126,962
Illinois State GO Bonds Series 2014 (AGM) (AA/A2)
20,000,000	5.000	02/01/39	20,141,400
Illinois State GO Bonds Series 2014 (BBB/Baa2)
9,500,000	5.000	04/01/31	9,366,145
15,000,000	5.000	05/01/31	14,787,900
5,000,000	5.000	05/01/39	4,773,200
Illinois State Toll Highway Authority Toll Highway Senior RB 2015 Series A (AA-/Aa3)
7,920,000	5.000	01/01/40	8,670,262
Lincolnshire Special Service Area No. 1 Special Tax for Sedgebrook Project Series 2004 A (NR/NR)
2,163,000	6.250	03/01/34	2,166,439
Metropolitan Pier & Exposition Authority RB for McCormick Place Expansion Project Residual Series 2002 A (NATL-RE) (AA-/A3)(d)
9,900,000	0.000	06/15/30	5,364,414
Metropolitan Pier & Exposition Authority RB for McCormick Place Expansion Project Residual Series 2010 A-3219 (BBB-/NR)(e)(i)
20,000,000	7.986	06/15/50	20,232,200
Metropolitan Pier & Exposition Authority RB Refunding Capital Appreciation for McCormick Place Expansion Project Series 2010 B1 (AGM) (AA/A2)(d)
3,200,000	0.000	06/15/44	816,352
Plano Special Service Area No. 5 Special Tax for Lakewood Springs Club Unit 6 Series 2006 (NR/NR)(g)
4,555,000	6.000	03/01/36	2,915,200
Quad Cities Regional Economic Development Authority RB for Augustana College Series 2012 (NR/Baa1)
840,000	4.750	10/01/29	887,410
1,010,000	4.750	10/01/32	1,045,299

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Illinois – (continued)
Regional Transportation Authority Illinois GO Bonds Series 2016 A (AA/Aa3)
$7,730,000	4.000%	06/01/46	$ 7,778,003
Southwestern Illinois Development Authority Health Facility RB for Memorial Group, Inc. Series 2013 (AA/NR)
19,200,000	7.125	11/01/43	24,529,152
5,000,000	7.625	11/01/48	6,590,450
Southwestern Illinois Development Authority RB Capital Appreciation for United States Steel Corporation Project Series 2012 (AMT) (B/Caa1)
12,505,000	5.750	08/01/42	11,158,587
Springfield Illinois Senior Lien Electric RB Refunding Series 2015 (AGM) (AA/A2)
13,625,000	4.000	03/01/40	13,747,353

			544,150,734

Indiana – 0.8%
Anderson Indiana Economic Development RB Refunding & Improvement for Anderson University Project Series 2007 (BB+/NR)
1,355,000	5.000	10/01/24	1,355,474
1,500,000	5.000	10/01/32	1,385,850
Gary/Chicago International Airport Authority Airport Development Zone RB Series 2014 (AMT) (BBB+/NR)
1,300,000	5.000	02/01/29	1,355,354
1,250,000	5.250	02/01/34	1,299,300
1,500,000	5.000	02/01/39	1,515,075
Indiana Finance Authority Environmental Improvement RB for United States Steel Corp. Project Series 2012 (AMT) (B/Caa1)
795,000	5.750	08/01/42	709,402
Indiana Finance Authority Hospital RB for Indiana University Health Obligated Group Series 2011 N (AA-/Aa3)
2,000,000	5.125	03/01/38	2,136,560
Indiana Finance Authority Midwestern Disaster Relief RB for Ohio Valley Electric Co. Project Series 2012 A (BBB-/Ba1)
6,825,000	5.000	06/01/39	6,671,779
Indiana Finance Authority RB for Private Activity for Ohio River Bridges East End Crossing Project Series 2013 A (AMT) (BBB/NR)
6,250,000	5.000	07/01/48	6,424,125
Indiana Municipal Power Agency Power Supply System RB Refunding Series 2016 A (A+/A1)
7,750,000	5.000	01/01/42	8,556,543
Indianapolis Airport Authority Special Facilities RB for United Air Lines, Inc. Project Series 1995 A (AMT) (NR/WR)(g)
7,520,823	6.500	11/15/31	22,562

			31,432,024

Iowa – 0.0%
Pottawattamie County RB Refunding for Christian Homes, Inc. Series 2007 E (BBB-/NR)
1,355,000	5.750	05/15/31	1,369,919

Kentucky – 1.6%
Kentucky Economic Development Finance Authority Hospital RB for Owensboro Medical Health System, Inc. Series 2010 A (BBB+/Baa3)
8,000,000	6.375	06/01/40	8,590,240
8,250,000	6.500	03/01/45	8,878,402
Louisville & Jefferson County Metro Government Health System RB for Norton Healthcare, Inc. Series 2013 A (A-/NR)
5,000,000	5.750	10/01/42	5,773,650

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Kentucky – (continued)
Louisville & Jefferson County Metro Government Health System RB for Norton Healthcare, Inc. Series 2016 A (A-/NR)
$17,575,000	4.000%	10/01/34	$ 17,485,719
25,205,000	4.000	10/01/36	24,664,353

			65,392,364

Louisiana – 2.7%
Louisiana Local Government Environmental Facilities and Community Development Authority RB for Westlake Chemical Corp. Projects Series 2010 A-2 (BBB/Baa3)
5,000,000	6.500	11/01/35	5,602,300
Louisiana Local Government Environmental Facilities and Community Development Authority RB for Women’s Hospital Foundation Project Series 2010 A (A/A3)
19,265,000	6.000	10/01/44	21,818,768
Louisiana Public Facilities Authority RB Refunding for Energy LLC Project Series 2016 A (A/A2)
14,475,000	3.375	09/01/28	13,859,957
Louisiana Public Facilities Authority RB Refunding for Energy LLC Project Series 2016 B (A/A2)
13,950,000	3.500	06/01/30	13,470,539
New Orleans Aviation Board General Airport RB for North Terminal Project Series 2015 B (AMT) (A-/A3)
12,000,000	5.000	01/01/40	12,907,080
32,395,000	5.000	01/01/45	34,728,736
New Orleans Aviation Board Gulf Opportunity Zone RB for Consolidated Rental Car Project Series 2009 A (A-/Baa1)
7,470,000	6.500	01/01/40	8,016,057

			110,403,437

Maryland – 0.9%
Frederick County Maryland Educational Facilities RB for Mount St. Mary’s University Series 2007 (BB+/Ba2)
2,590,000	5.000	09/01/30	2,595,128
Frederick County Maryland Special Tax Limited Obligations Bonds for Jefferson Technology Park Series 2013 A (NR/NR)
3,000,000	7.250	07/01/43	3,128,820
Frederick County Maryland Tax Incremental & Special Tax Limited Obligations Bonds for Jefferson Technology Park Series 2013 B (NR/NR)
8,860,000	7.125	07/01/43	9,556,662
Maryland Stadium Authority RB for Baltimore City Public Schools Construction & Revitalization Program Series 2016 (AA-/Aa3)
10,000,000	5.000	05/01/46	11,243,200
Maryland State Health & Higher Educational Facilities Authority RB for Doctors Community Hospital Series 2010 (BB+/Baa3)
9,500,000	5.750	07/01/38	10,017,370
Maryland State Health & Higher Educational Facilities Authority RB for Mercy Medical Center Series 2012 (BBB/Baa2)
2,100,000	5.000	07/01/31	2,249,562

			38,790,742

Massachusetts – 0.5%
Massachusetts Development Finance Agency RB for Simmons College Issue Series 2015 K (BBB+/Baa1)
1,950,000	5.000	10/01/36	2,048,436
Massachusetts Development Finance Agency RB Series 2013 A (NR/NR)(e)
2,250,000	6.500	11/15/43	2,337,908

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Massachusetts – (continued)
Massachusetts State GO Bonds Consolidated Loan Series 2007 A (NATL-RE FGIC) (AA+/Aa1)(b)
$5,000,000	1.164%	05/01/37	$ 4,517,050
Massachusetts State Health & Educational Facilities Authority RB for Suffolk University Series 2009 A (BBB/Baa2)
12,500,000	5.750	07/01/39	13,247,500

			22,150,894

Michigan – 1.0%
Detroit Michigan School District GO Bonds for School Building and Site Improvement Series 2002 A (FGIC-Q-SBLF) (AA-/Aa1)
3,500,000	6.000	05/01/20	3,918,950
3,000,000	6.000	05/01/21	3,430,170
Detroit Michigan Sewage Disposal System RB Refunding Series 2006 D (AGM) (AA/A2)(b)
4,675,000	1.167	07/01/32	4,081,602
Detroit Michigan Water & Sewerage Department Sewage Disposal System RB Refunding Senior Lien Series 2012 A (A-/A3)
2,000,000	5.250	07/01/39	2,164,060
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Financial Recovery Income Tax Local Project Series 2014 F (A/NR)
2,000,000	4.500	10/01/29	2,065,880
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewer Department Sewage Disposal System Second Lien Local Project Series 2015 C (BBB+/Baa1)
355,000	5.000	07/01/33	383,254
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewer Series 2014 D-1 (AGM) (AA/A2)
2,600,000	5.000	07/01/35	2,831,738
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Sewage Disposal System Local Project Senior Lien Series 2014 C-3 (AGM) (AA/A2)
2,175,000	5.000	07/01/32	2,395,806
1,750,000	5.000	07/01/33	1,920,398
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Water Supply System Series 2015 D-1 (A-/A3)
1,250,000	5.000	07/01/34	1,370,313
750,000	5.000	07/01/35	818,760
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Water Supply System Series 2015 D-2 (BBB+/Baa1)
2,100,000	5.000	07/01/34	2,257,710
Michigan Tobacco Settlement Finance Authority Asset Backed RB Senior Series 2007 A (B-/NR)
3,330,000	6.000	06/01/48	2,946,983
Michigan Tobacco Settlement Finance Authority RB for Capital Appreciation Series 2007 B (CCC+/NR)(d)
284,775,000	0.000	06/01/52	7,731,641
Michigan Tobacco Settlement Finance Authority RB for Capital Appreciation Series 2007 C (CCC/NR)(d)
70,100,000	0.000	06/01/52	1,941,770

			40,259,035

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Minnesota – 0.2%
Duluth Economic Development Authority Health Care Facilities RB for St. Luke’s Hospital Series 2012 (NR/NR)
$2,500,000	5.750%	06/15/32	$ 2,705,725
3,750,000	6.000	06/15/39	4,121,250

			6,826,975

Missouri – 0.2%
Branson Regional Airport Transportation Development District RB for Branson Regional Airport Series 2007 A (NR/NR)(g)
1,535,000	6.000	07/01/37	82,890
Branson Regional Airport Transportation Development District RB for Branson Regional Airport Series 2007 B (AMT) (NR/NR)(g)
7,750,000	6.000	07/01/25	418,500
Kansas City Missouri Industrial Development Authority Senior Sales Tax RB Refunding and Improvement Bonds for Ward Parkway Center Community Improvement District Series 2016 A (NR/NR)(e)
1,000,000	5.000	04/01/36	915,480
1,150,000	5.000	04/01/46	995,084
Missouri State Health & Educational Facilities Authority RB for Washington University Series 2000 B (AAA/Aaa)(f)
6,100,000	0.700	01/03/17	6,100,000
Stone Canyon Community Improvement District RB for Public Infrastructure Improvement Project Series 2007 (NR/NR)(g)
1,250,000	5.750	04/01/27	312,500
Strother Interchange Transportation Development District-Lees Summit RB Series 2006 (NR/NR)
385,000	5.000	05/01/24	375,983

			9,200,437

Nevada – 0.4%
City of Las Vegas Special Improvement District No. 607 for Local Improvement Refunding Series 2013 (NR/NR)
665,000	3.000	06/01/17	666,264
660,000	4.000	06/01/18	670,006
725,000	4.000	06/01/19	740,044
615,000	4.000	06/01/20	632,140
785,000	4.000	06/01/21	813,244
425,000	5.000	06/01/22	457,219
380,000	5.000	06/01/23	408,603
200,000	4.250	06/01/24	203,300
255,000	5.000	06/01/24	272,207
Henderson Local Improvement District No. T-16 Special Assessment Limited Obligation Series 2005 (NR/NR)
1,615,000	4.900	03/01/17	1,612,981
2,025,000	5.000	03/01/20	1,976,744
2,020,000	5.100	03/01/21	1,960,693
1,060,000	5.100	03/01/22	1,018,374
2,835,000	5.125	03/01/25	2,663,936
Henderson Local Improvement District No. T-17 Special Assessment Limited Obligation Series 2005 (NR/NR)
1,260,000	5.000	09/01/25	1,278,446
Henderson Local Improvement District No. T-18 Limited Obligation Series 2016 (NR/NR)
2,200,000	4.000	09/01/35	1,937,452

			17,311,653

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
New Jersey – 5.0%
New Jersey Economic Development Authority Cigarette Tax RB Refunding Series 2012 (BBB+/Baa1)
$2,500,000	5.000%	06/15/26	$ 2,647,500
1,000,000	5.000	06/15/28	1,051,460
New Jersey Economic Development Authority Energy Facilities RB for UMM Energy Partners, LLC Project Series 2012 A (AMT) (NR/Baa3)
1,000,000	4.750	06/15/32	1,029,930
1,000,000	5.000	06/15/37	1,029,720
1,000,000	5.125	06/15/43	1,032,780
New Jersey Economic Development Authority Private Activity RB for Goethals Bridge Replacement Project Series 2013 (AMT) (BBB-/NR)
1,000,000	5.375	01/01/43	1,059,340
New Jersey Economic Development Authority RB for School Facilities Construction Series 2009 BB (BBB+/A3)(c)
1,640,000	5.000	09/01/19	1,786,616
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 1998 (AMT) (BB-/B1)
7,500,000	5.500	04/01/28	7,522,050
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 1999 (AMT) (BB-/B1)
8,500,000	5.250	09/15/29	9,042,810
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 2000 A (AMT) (BB-/B1)
5,000,000	5.625	11/15/30	5,364,650
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 2000 B (AMT) (BB-/B1)
5,000,000	5.625	11/15/30	5,364,650
New Jersey Health Care Facilities Financing Authority RB Refunding for University Hospital Series 2015 A (AGM) (AA/A2)
9,700,000	4.125	07/01/38	9,516,767
5,600,000	5.000	07/01/46	5,937,624
New Jersey Health Care Facilities Financing Authority RB Refunding for Trinitas Regional Medical Center Series 2017 A (BBB/Baa2)(h)
1,000,000	5.000	07/01/28	1,091,120
1,000,000	5.000	07/01/29	1,085,440
900,000	5.000	07/01/30	972,540
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2006 C (AMBAC) (BBB+/A3)(d)
57,800,000	0.000	12/15/36	21,335,136
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2006 C (AMBAC) (BBB+/A3)(d)
101,240,000	0.000	12/15/35	40,239,863
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2008 A (BBB+/A3)(d)
46,545,000	0.000	12/15/35	17,829,062
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2010 A (BBB+/A3)(d)
8,805,000	0.000	12/15/28	5,078,900
4,875,000	0.000	12/15/36	1,730,820

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Transportation Trust Fund Authority RB for Federal Highway Reimbursement Notes Subseries 2016 A-1 (A+/A3)
$3,000,000	5.000%	06/15/29	$ 3,183,060
3,335,000	5.000	06/15/30	3,511,922
New Jersey Transportation Trust Fund Authority RB for Transportation Program Bonds 2015 Series AA (BBB+/A3)
2,500,000	5.250	06/15/41	2,544,275
5,075,000	5.000	06/15/45	5,051,960
1,750,000	5.000	06/15/46	1,741,932
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (NATL-RE) (AA-/A3)(d)
25,900,000	0.000	12/15/27	16,451,421
10,055,000	0.000	12/15/30	5,495,359
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2011 B (BBB+/A3)
12,875,000	5.000	06/15/42	12,819,509
Newark New Jersey Housing Authority RB for South Ward Police Facility Series 2009 A (ASSURED GTY) (NR/A3)(c)
2,000,000	6.750	12/01/19	2,294,320
Tobacco Settlement Financing Corp. RB Senior Asset-Backed Bonds for Capital Appreciation Series 2007 1-A (B-/B3)
3,950,000	4.750	06/01/34	3,409,442
Tobacco Settlement Financing Corp. Tobacco Settlement Asset-Backed Bonds Series 2007 1-A (B-/B3)
8,900,000	5.000	06/01/41	7,735,880

			205,987,858

New Mexico – 0.4%
Farmington New Mexico PCRB Refunding for Public Service Co. of New Mexico San Juan Project Series 2010 D (BBB+/Baa2)
14,000,000	5.900	06/01/40	15,376,060

New York – 2.9%
Brooklyn Arena Local Development Corp. Pilot RB Refunding for Barclays Center Series 2016 A (AGM) (AA/A2)
1,240,000	3.000	07/15/43	1,013,638
Brooklyn Arena Local Development Corp. Pilot RB Refunding for Barclays Center Series 2016 A (BBB-/Baa3)
5,775,000	5.000	07/15/42	6,164,466
Chautauqua County Industrial Development Agency Exempt Facility RB for Dunkirk NRG Power Project Series 2009 (BB+/Baa3)
2,650,000	5.875	04/01/42	2,768,826
New York City Capital Resource Corp. RB for YMCA of Greater New York Project Series 2015 (A-/Baa1)
1,000,000	5.000	08/01/40	1,092,420
New York City GO Bonds Fiscal 2006 Series H Subseries H2 (AA/Aa2)(f)
8,580,000	0.740	01/03/17	8,580,000
New York City GO Bonds Fiscal 2014 Series I Subseries I-2 (AA/Aa2)(f)
3,600,000	0.740	01/03/17	3,600,000
New York City Housing Development Corp. Multi-Family Mortgage RB for 8 Spruce Street Series 2014 F (NR/NR)
2,000,000	4.500	02/15/48	2,095,700
New York City Industrial Development Agency PILOT RB for Queens Baseball Stadium Project Series 2009 (ASSURED GTY) (AA/A3)
1,000,000	6.125	01/01/29	1,082,280
3,000,000	6.375	01/01/39	3,254,040
5,000,000	6.500	01/01/46	5,427,350

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
New York – (continued)
New York City Municipal Water Finance Authority RB for Water & Sewer System Second General Resolution Fiscal 2011 Subseries AA1 (AA+/Aa1)(f)
$7,925,000	0.740%	01/03/17	$ 7,925,000
New York City Municipal Water Finance Authority RB for Water & Sewer System Second General Resolution Fiscal 2011 Subseries DD-2 (AA+/Aa1)(f)
8,680,000	0.740	01/03/17	8,680,000
New York City Transitional Finance Authority Fiscal 2016 Subseries E-4 (AAA/Aa1)(f)
7,750,000	0.740	01/03/17	7,750,000
New York City Transitional Finance Authority RB Future Tax Subordinate Fiscal 2013 Series C (AAA/Aa1)(f)
5,000,000	0.740	01/03/17	5,000,000
New York City Transitional Finance Authority RB Future Tax Subordinate Fiscal 2015 Subseries E-4 (AAA/Aa1)(f)
800,000	0.740	01/03/17	800,000
New York Convention Center Development Corporation RB Refunding for Hotel Unit Fee Secured Series 2015 (NR/Aa3)
5,000,000	5.000	11/15/40	5,558,900
New York Liberty Development Corporation RB for 3 World Trade Center Project Series 2014 (NR/NR)(e)
8,200,000	5.000	11/15/44	8,473,962
New York Transportation Development Corp. Special Facility RB Refunding for Laguardia Airport Terminal B Redevelopment Project Series 2016 A (AMT) (AGM) (AA/A2)
12,600,000	4.000	01/01/51	11,863,530
New York Transportation Development Corp. Special Facility RB Refunding for Laguardia Airport Terminal B Redevelopment Project Series 2016 A (AMT) (BBB/Baa3)
4,200,000	5.000	07/01/41	4,368,798
10,500,000	5.250	01/01/50	11,009,565
Newburgh New York GO Serial Bonds Series 2012 A (NR/Baa2)
1,565,000	5.750	06/15/35	1,700,153
Onondaga Civic Development Corp. RB for St. Joseph’s Hospital Health Center Project Series 2014 A (NR/WR)(c)
1,750,000	5.125	07/01/19	1,905,313
Troy City Capital Resource Corp. RB for Rensselaer Polytechnic Institute Project Series 2010 A (A-/A3)
5,000,000	5.125	09/01/40	5,413,750
Westchester County Local Development Corporation RB for Westchester Medical Center Obligated Group Project Series 2016 (BBB/Baa2)
4,375,000	5.000	11/01/46	4,568,200

			120,095,891

North Carolina – 0.2%
Columbus County Industrial Facilities and Pollution Control Financing Authority Recovery Zone Facility RB Series 2010 A (BBB/Baa2)
1,000,000	5.700	05/01/34	1,107,100
North Carolina Medical Care Commission Health Care Facilities RB Refunding First Mortgage for Lutheran Services for the Aging Series 2012 A (NR/NR)
3,800,000	4.750	03/01/32	3,837,848
1,000,000	5.000	03/01/37	1,013,080
1,000,000	5.000	03/01/42	1,009,880

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
North Carolina – (continued)
North Carolina Medical Care Commission Retirement Facilities RB Refunding First Mortgage for United Church Homes and Services Series 2015 A (NR/NR)
$1,000,000	4.500%	09/01/30	$ 1,006,400
2,000,000	5.000	09/01/37	2,038,080

			10,012,388

Ohio – 4.0%
Bowling Green City Student Housing RB for CFP I LLC - Bowling Green State University Project Series 2010 (BBB-/NR)
7,000,000	6.000	06/01/45	7,357,070
Buckeye Ohio Tobacco Settlement Financing Authority RB Senior Turbo Asset-Backed Bonds Series 2007 A-2 (B-/B3)
20,000,000	6.500	06/01/47	18,580,800
5,440,000	5.875	06/01/47	4,752,765
Buckeye Ohio Tobacco Settlement Financing Authority RB Senior Turbo Asset-Backed Bonds Series 2007 A-2 (B-/Caa1)
32,970,000	5.125	06/01/24	29,689,485
38,575,000	5.875	06/01/30	33,475,771
Buckeye Ohio Tobacco Settlement Financing Authority RB Senior Turbo Asset-Backed Bonds Series 2007 A-3 (B-/Caa1)
16,600,000	6.250	06/01/37	14,974,528
Cleveland Airport Special RB for Continental Airlines, Inc. Project Series 1998 (AMT) (BB-/B1)
22,320,000	5.375	09/15/27	22,379,817
Hamilton County Health Care RB Refunding for Life Enriching Community Project Series 2012 (BBB/NR)
2,000,000	5.000	01/01/42	2,010,260
1,610,000	5.000	01/01/46	1,614,943
Lorain County Port Authority Recovery Zone Facility RB for United States Steel Corp. Project Series 2010 (B/Caa1)
8,730,000	6.750	12/01/40	8,082,234
Muskingum County Hospital Facilities RB Refunding for Genesis Healthcare System Project Series 2013 (BB+/Ba2)
8,000,000	5.000	02/15/48	8,171,360
Ohio Air Quality Development Authority PCRB Refunding for FirstEnergy Nuclear Generation Project Series 2009 A (B/B1)(f)
10,560,000	4.375	06/01/22	9,538,320
Ohio Air Quality Development Authority PCRB Refunding for FirstEnergy Nuclear Generation Project Series 2010 B (B/B1)(f)
2,525,000	4.375	06/01/22	2,280,706

			162,908,059

Oklahoma – 1.1%
Oklahoma Turnpike System Authority Second Senior RB Refunding RMKT 03/27/2008 Series 2006 F (AA-/Aa3)(f)
8,500,000	0.710	01/03/17	8,500,000
Tulsa Municipal Airport Trust RB Refunding for American Airlines, Inc. Series 2001 A (AMT) (NR/NR)
2,680,000	5.500	12/01/35	2,805,585
Tulsa Municipal Airport Trust RB Refunding for American Airlines, Inc. Series 2001 B (AMT) (NR/NR)
24,300,000	5.500	12/01/35	25,438,698
Tulsa Municipal Airport Trust RB Refunding for American Airlines, Inc. Series 2015 (AMT) (BB-/NR)(f)
3,500,000	5.000	06/01/25	3,709,160

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Oklahoma – (continued)
Weatherford Hospital Authority RB Series 2006 (NR/NR)
$2,200,000	6.000%	05/01/25	$ 2,213,948
865,000	6.000	05/01/31	867,690

			43,535,081

Oregon – 0.3%
Forest Grove Oregon Student Housing RB for Oak Tree Foundation Project Series 2007 (NR/NR)
4,530,000	5.500	03/01/37	4,538,562
University of Oregon RB Series 2015 A (AA-/Aa2)
7,345,000	5.000	04/01/45	8,261,509

			12,800,071

Pennsylvania – 3.2%
Allegheny County Higher Education Building Authority RB for Chatham University Series 2012 A (BBB/NR)
1,500,000	5.000	09/01/30	1,592,850
1,000,000	5.000	09/01/35	1,031,720
Allentown Neighborhood Improvement Zone Development Authority Tax RB Series 2012 A (NR/Baa2)
18,000,000	5.000	05/01/42	18,514,980
Chester County IDA Student Housing RB for University Student Housing, LLC Project West Chester University Series 2013 A (NR/Baa3)
500,000	5.000	08/01/35	523,920
1,000,000	5.000	08/01/45	1,035,040
City of Philadelphia GO Bonds Series 2011 (A+/A2)
4,000,000	6.000	08/01/36	4,523,800
Clairton Municipal Authority Sewer RB Series 2012 B (BBB+/NR)
1,000,000	5.000	12/01/42	1,072,200
Cumberland County Municipal Authority RB for Diakon Lutheran Social Ministries Project Series 2015 (BBB+/NR)
1,500,000	5.000	01/01/38	1,541,745
Geisinger Authority Health System RB for Geisinger Health System Series 2007 (AA/Aa2)(b)
49,750,000	1.364	05/01/37	42,860,620
Lancaster County Hospital Authority Health Facilities RB for St. Anne’s Retirement Community, Inc. Project Series 2012 (BB+/NR)
1,400,000	5.000	04/01/27	1,454,096
1,500,000	5.000	04/01/33	1,527,540
Pennsylvania Economic Development Financing Authority RB for The Pennsylvania Rapid Bridge Replacement Project Series 2015 (AMT) (BBB/NR)
4,500,000	5.000	06/30/42	4,651,065
Pennsylvania Economic Development Financing Authority Sewage Sludge Disposal RB for Philadelphia Biosolids Facility Project Series 2009 (BBB+/Baa3)
7,400,000	6.250	01/01/32	7,860,354
Pennsylvania Economic Development Financing Authority Special Facilities RB for US Airways Group, Inc. Project Series 2010 B (BB-/B1)
2,460,000	8.000	05/01/29	2,810,402
Pennsylvania Higher Educational Facilities Authority RB for Foundation for Indiana University of Pennsylvania Series 2007 A (XLCA) (BBB+/WR)(b)
13,095,000	1.167	07/01/27	12,339,418
10,750,000	1.217	07/01/39	8,670,843
Pennsylvania Higher Educational Facilities Authority RB for La Salle University Series 2012 (BBB/NR)
4,000,000	5.000	05/01/42	4,184,560

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Pennsylvania – (continued)
Pennsylvania Higher Educational Facilities Authority Student Housing RB Refunding for University Properties, Inc. Student Housing Project Series 2016 A (NR/Baa3)
$400,000	5.000%	07/01/35	$ 425,152
Philadelphia Hospitals & Higher Education Facilities Authority RB Refunding for Temple University Health System Obligated Group Series 2012 B (BBB-/Ba1)
5,000,000	6.250	07/01/23	5,084,350
Scranton City GO Notes Refunding Series 2016 (BB/NR)
1,875,000	5.000	11/15/26	1,941,413
2,625,000	5.000	11/15/32	2,684,850
Scranton Redevelopment Authority RB Refunding for Guaranteed Lease Series 2016 A (MUN GOVT GTD) (BB/NR)
1,700,000	5.000	11/15/21	1,745,611
2,450,000	5.000	11/15/28	2,455,831

			130,532,360

Puerto Rico – 7.3%
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2008 A (CC/Caa3)
56,440,000	6.000	07/01/38	42,964,950
25,995,000	6.000	07/01/44	19,723,706
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2012 A (CC/Caa3)
115,000	4.500	07/01/27	87,688
370,000	5.000	07/01/30	276,575
5,115,000	5.125	07/01/37	3,823,462
24,835,000	5.250	07/01/42	18,626,250
3,470,000	6.000	07/01/47	2,641,537
Puerto Rico Commonwealth GO Bonds for Public Improvement Series 2006 A (D/Caa3)(g)
115,000	5.250	07/01/30	71,300
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2012 A (D/Caa3)(g)
185,000	5.500	07/01/39	115,162
Puerto Rico Commonwealth GO Bonds Series 2014 A (D/Caa3)(g)
30,460,000	8.000	07/01/35	20,484,350
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2005 L (AMBAC) (CC/Ca)
24,730,000	5.250	07/01/38	24,732,720
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2007 N (NATL-RE) (AA-/A3)
200,000	5.250	07/01/33	210,374
Puerto Rico Commonwealth Highway & Transportation Authority RB Series 2003 (CC/Ca)
215,000	5.000	07/01/28	60,200
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax RB Series 2005 C (AMBAC) (D/Ca)
1,500,000	5.500	07/01/23	1,557,675
1,000,000	5.500	07/01/27	1,040,080
Puerto Rico Commonwealth Public Improvement GO Bonds Refunding Series 2009 B (D/Caa3)(g)
645,000	5.875	07/01/36	407,556
Puerto Rico Commonwealth Public Improvement GO Bonds Refunding Series 2011 A (D/Caa3)(g)
1,260,000	5.750	07/01/41	773,325
Puerto Rico Commonwealth Public Improvement GO Bonds Refunding Series 2011 C (D/Caa3)(g)
205,000	6.500	07/01/40	131,712

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Commonwealth Public Improvement GO Bonds Series 2007 A (D/Caa3)(g)
$4,000,000	5.250%	07/01/32	$ 2,480,000
4,000,000	5.250	07/01/37	2,480,000
Puerto Rico Electric Power Authority RB Refunding Series 2007 UU (AGM) (AA/A2)(b)
33,042,000	1.087	07/01/29	24,781,500
Puerto Rico Electric Power Authority RB Refunding Series 2010 ZZ (D/Caa3)
9,700,000	5.250	07/01/26	6,389,875
Puerto Rico Electric Power Authority RB Refunding Series 2012 A (D/Caa3)
19,720,000	5.000	07/01/42	12,990,550
Puerto Rico Electric Power Authority RB Series 2008 WW (D/Caa3)
2,000,000	5.500	07/01/20	1,317,560
3,275,000	5.000	07/01/28	2,157,406
825,000	5.250	07/01/33	543,469
Puerto Rico Electric Power Authority RB Series 2010 XX (D/Caa3)
7,590,000	5.250	07/01/40	4,999,913
Puerto Rico Electric Power Authority RB Series 2013 A (D/Caa3)
5,210,000	7.000	07/01/33	3,432,087
5,205,000	6.750	07/01/36	3,428,794
5,440,000	7.000	07/01/40	3,583,600
Puerto Rico Electric Power Authority RB Series 2016 A-4 (NR/NR)
747,236	10.000	07/01/19	784,598
Puerto Rico Electric Power Authority RB Series 2016 B-4 (NR/NR)
747,235	10.000	07/01/19	784,597
Puerto Rico Electric Power Authority RB Series 2016 E-1 (NR/NR)
5,036,850	10.000	01/01/21	5,288,692
Puerto Rico Electric Power Authority RB Series 2016 E-2 (NR/NR)
5,036,850	10.000	07/01/21	5,288,693
Puerto Rico Electric Power Authority RB Series 2016 E-3 (NR/NR)
1,678,950	10.000	01/01/22	1,762,898
Puerto Rico Electric Power Authority RB Series 2016 E-4 (NR/NR)
1,678,950	10.000	07/01/22	1,762,898
Puerto Rico Infrastructure Financing Authority Special Tax RB Series 2005 A (AMBAC) (D/Ca)(d)
4,750,000	0.000	07/01/34	1,628,252
3,750,000	0.000	07/01/35	1,209,113
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2009 P (COMWLTH GTD) (D/Caa3)
1,000,000	6.125	07/01/23	580,000
Puerto Rico Sales Tax Financing Corp. RB First Subseries 2009 A (CC/Ca)
2,000,000	6.375	08/01/39	985,000
2,700,000	6.000	08/01/42	1,296,000
Puerto Rico Sales Tax Financing Corp. RB First Subseries 2010 A (CC/Ca)
500,000	5.000	08/01/26	235,000
4,925,000	5.375	08/01/39	2,314,750
4,455,000	5.500	08/01/42	2,093,850

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Sales Tax Financing Corp. RB First Subseries 2010 C (CC/Ca)(d)
$25,000,000	0.000%	08/01/39	$ 2,178,000
Puerto Rico Sales Tax Financing Corp. RB First Subseries 2010 C (CC/Ca)
40,875,000	5.250	08/01/41	19,211,250
Puerto Rico Sales Tax Financing Corp. RB First Subseries 2011 A-1 (CC/Ca)
1,500,000	5.000	08/01/43	705,000
Puerto Rico Sales Tax Financing Corp. RB for Capital Appreciation First Subseries 2009 A (CC/Ca)
23,300,000	6.750	08/01/32	11,650,233
Puerto Rico Sales Tax Financing Corp. RB for Capital Appreciation Series 2010 A (CC/Ca)(d)
10,000,000	0.000	08/01/33	1,266,700
35,085,000	0.000	08/01/35	3,869,876
Puerto Rico Sales Tax Financing Corp. RB for Capital Appreciation Series 2010 A (CC/Ca)(a)
10,130,000	0.000	08/01/33	3,249,704
Puerto Rico Sales Tax Financing Corp. RB for Capital Appreciation Subseries 2009 A (CC/Ca)(d)
35,100,000	0.000	08/01/34	3,891,186
Puerto Rico Sales Tax Financing Corp. RB for Capital Appreciation Subseries 2010 C (CC/Ca)(d)
8,400,000	0.000	08/01/37	833,700
Puerto Rico Sales Tax Financing Corp. Sales Tax RB First Subseries 2009 A (CC/Ca)
27,290,000	6.500	08/01/44	13,508,550
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Refunding First Subseries 2010 C (CC/Ca)
14,580,000	5.500	08/01/40	6,852,600
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Refunding Series 2011 A-1 (CC/Ca)
500,000	5.250	08/01/43	235,000
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Refunding Series 2011 C (CC/Caa3)
500,000	5.000	08/01/40	345,000
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Refunding Subseries A (CC/Ca)
485,000	5.750	08/01/37	227,950

			300,352,466

Rhode Island – 0.2%
Rhode Island Health and Educational Building Corp. RB Refunding for Care New England Series 2013 A (BB/NR)(c)
2,500,000	6.000	09/01/23	3,092,075
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2007 B (CCC/NR)(d)
124,220,000	0.000	06/01/52	5,988,646

			9,080,721

South Carolina – 0.4%
Lancaster County Assessment RB for Edgewater Improvement District Series 2003 A (NR/NR)
3,490,000	6.875	11/01/35	3,333,334
South Carolina Jobs - Economic Development Authority Hospital RB Refunding for Palmetto Health Series 2011 A (AGM) (AA/A2)
4,000,000	6.500	08/01/39	4,672,080

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
South Carolina – (continued)
South Carolina Public Service Authority RB Tax-Exempt Series 2015 E (AA-/A1)
$7,750,000	5.250%	12/01/55	$ 8,481,677

			16,487,091

Tennessee – 1.1%
Blount County Health & Educational Facilities Board RB Refunding for Asbury, Inc. Series 2007 A (NR/NR)
1,210,000	5.125	04/01/23	1,222,064
Bristol Industrial Development Board Capital Appreciation RB for The Pinnacle Project Series 2016 B (NR/NR)(d)(e)
6,640,000	0.000	12/01/31	2,559,123
Bristol Industrial Development Board RB for The Pinnacle Project Series 2016 A (NR/NR)(e)
8,300,000	5.000	12/01/35	7,641,478
16,600,000	5.125	12/01/42	14,942,656
Johnson City Health & Educational Board Retirement Facilities RB for Mountain States Health Alliance Series 2012 A (BBB+/Baa1)
1,500,000	5.000	08/15/42	1,586,250
Johnson City Health & Educational Facilities Board RB for Mountain States Health Alliance Series 2010 A (BBB+/Baa1)
5,500,000	6.500	07/01/38	6,075,520
Knox County Health Educational & Housing Facilities Board RB for University Health System, Inc. Series 2007 (BBB+/NR)
1,380,000	5.250	04/01/36	1,390,074
Knox County Health Educational & Housing Facilities Board RB for University Health System, Inc. Series 2007 (NR/NR)(c)
620,000	5.250	04/01/17	626,367
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB for Vanderbilt University Medical Center Series 2016 A (NR/A3)
2,500,000	5.000	07/01/40	2,706,050
4,200,000	5.000	07/01/46	4,504,878
Shelby County Health Educational & Housing Facilities Board RB Refunding for The Village at Germantown Residential Care Facility Mortgage Series 2012 (NR/NR)
2,000,000	5.375	12/01/47	1,931,260

			45,185,720

Texas – 5.3%
Bexar County Texas Health Facilities Development Corp. RB for Army Retirement Residence Foundation Project Series 2010 (BBB/NR)(c)
3,250,000	6.200	07/01/20	3,742,180
Board of Managers, Joint Guadalupe County - City of Seguin Hospital Mortgage Improvement RB Refunding Bonds Series 2015 (BB/NR)
1,950,000	5.250	12/01/35	2,047,500
2,435,000	5.000	12/01/40	2,471,598
1,950,000	5.000	12/01/45	1,968,057
Brazos River Authority Bonds Series 2003 (NR/NR)(g)
9,275,000	6.750	10/01/38	—
Brazos River Authority Bonds Series 2006 (NR/NR)(g)
4,740,000	5.000	03/01/41	—
Central Texas Regional Mobility Authority RB Refunding Senior Lien Series 2015A (BBB+/Baa2)
3,900,000	5.000	01/01/45	4,143,750
Central Texas Regional Mobility Authority RB Refunding Senior Lien Series 2016 (BBB+/Baa2)
1,600,000	5.000	01/01/40	1,713,568
2,465,000	5.000	01/01/46	2,624,658

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Texas – (continued)
City of Celina Texas Municipal Corp. Special Assessment RB for Wells South Public Improvement District Major Improvement Area Project Series 2015 (NR/NR)
$3,920,000	7.500%	09/01/45	$ 4,231,366
City of Celina, Texas Municipal Corp. Special Assessment RB for Wells South Public Improvement District Neighorhood Improvement Area #1 Project Series 2015 (NR/NR)
1,845,000	6.250	09/01/45	1,880,738
Dallas County Flood Control District No. 1 Unlimited Tax GO Refunding Series 2015 (NR/NR)(e)
3,250,000	5.000	04/01/32	3,263,585
Fort Bend County Industrial Development Corp. RB for NRG Energy, Inc. Project Series 2012 A (NR/Baa3)
1,545,000	4.750	05/01/38	1,560,558
Fort Bend County Industrial Development Corp. RB for NRG Energy, Inc. Project Series 2012 B (NR/Baa3)
5,685,000	4.750	11/01/42	5,733,550
Grand Parkway Transportation Corp. System Toll RB First Tier Series 2013 A (BBB/NR)
11,850,000	5.500	04/01/53	12,573,798
Harris County Cultural Education Facilities Finance Corp. RB First Mortgage for Brazos Presbyterian Homes, Inc. Project Series 2013 B (BB+/NR)(c)
3,030,000	7.000	01/01/23	3,867,310
Houston Airport System Special Facilities RB for Continental Airlines, Inc. Terminal Improvement Projects Series 2011 A (AMT) (BB-/B1)
9,000,000	6.625	07/15/38	9,979,290
Houston Airport System Special Facilities RB Refunding for United Airlines, Inc. Terminal E Project Series 2014 A (AMT) (BB-/B1)
9,250,000	5.000	07/01/29	9,754,680
Houston Airport System Special Facilities RB Refunding for United Airlines, Inc. Terminal Improvement Projects Series 2015 B-1 (AMT) (BB-/NR)
7,500,000	5.000	07/15/35	7,717,575
Houston Utilities System RB Refunding First Lien Series 2016 B (AA/Aa2)
11,380,000	5.000	11/15/36	13,069,020
Kaufman County Fresh Water Supply District No. 1-C Refunding for Road Series 2016 (AGM) (AA/NR)
525,000	4.000	09/01/29	546,766
1,100,000	3.000	09/01/32	957,825
1,400,000	4.000	09/01/35	1,402,170
Matagorda County Texas Navigation District No. 1 PCRB Refunding for Central Power & Light Co. Project RMKT 07/01/09 Series 2001 A (BBB+/Baa1)
5,200,000	6.300	11/01/29	5,639,556
Mission Economic Development Corp. RB for Natgasoline Project Senior Lien Series 2016 A (AMT) (BB-/NR)(e)
14,000,000	5.750	10/01/31	14,467,740
Mission Economic Development Corp. RB for Natgasoline Project Senior Lien Series 2016 B (AMT) (BB-/NR)(e)
9,500,000	5.750	10/01/31	9,817,395
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for NCCD College Station Properties LLC, Texas A&M University Project Series 2015 A (BBB-/Baa3)
6,180,000	5.000	07/01/47	6,321,522

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Texas – (continued)
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Station II, LLC - Texas A&M University Collegiate Housing Corpus Christi Project Series 2016 A (BBB-/Baa3)
$335,000	5.000%	04/01/31	$ 360,132
300,000	5.000	04/01/36	311,706
1,250,000	5.000	04/01/48	1,278,700
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Tarleton State University Collegiate Housing Project Series 2015 A (BBB-/Baa3)
1,000,000	5.000	04/01/47	1,019,010
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Texas A&M University at Galveston Collegiate Housing Project Series 2014 A (NR/Baa3)
1,385,000	4.750	04/01/46	1,359,128
North Texas Tollway Authority RB First Tier Series 2009 A (A/A1)
4,790,000	6.250	01/01/39	5,190,875
North Texas Tollway Authority System RB Refunding First Tier Series 2016 A (A/A1)
3,000,000	5.000	01/01/39	3,349,380
Rowlett Special Assessment RB for Bayside Public Improvement District North Improvement Area Project Series 2016 (NR/NR)
280,000	5.750	09/15/36	260,050
750,000	6.000	09/15/46	688,013
Sabine River Authority Tax Bonds Series 2005 (NR/NR)(g)
5,950,000	5.200	05/01/28	—
Tarrant County Cultural Education Facilities Finance Corp. RB for Air Force Village Obligated Group Series 2007 (BB+/NR)(c)
4,180,000	5.125	05/15/17	4,242,533
Tarrant County Cultural Education Facilities Finance Corp. RB Refunding for Air Force Village Obligated Group Series 2016 (BB+/NR)
7,300,000	5.000	05/15/45	6,827,909
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien Series 2006 B (BBB+/Baa1)(b)
7,825,000	1.346	12/15/26	7,236,012
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien Series 2008 D (BBB+/Baa1)
18,785,000	6.250	12/15/26	22,005,500
Texas Private Activity Bond Surface Transportation Corp. RB Senior Lien for Blueridge Transportation Group, LLC SH 288 Toll Lanes Project Series 2016 (AMT) (BBB-/Baa3)
3,900,000	5.000	12/31/50	4,078,074
3,900,000	5.000	12/31/55	4,063,332
Texas Private Activity Bond Surface Transportation Corp. RB Senior Lien for Mobility Partners LLC Series 2009 (BBB-/Baa2)
7,500,000	6.875	12/31/39	8,499,525
Texas Private Activity Bond Surface Transportation Corp. RB Senior Lien for Mobility Partners LLC Series 2013 (AMT) (BBB-/Baa3)
5,000,000	6.750	06/30/43	5,591,700
Texas Transportation Commission Central Turnpike System RB Refunding Second Tier Series 2015 C (BBB+/Baa1)
7,850,000	5.000	08/15/42	8,265,579

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Texas – (continued)
Viridian Municipal Management District Tarrant County Special Assessment RB Series 2015 (NR/NR)
$301,000	4.000%	12/01/21	$ 310,740
500,000	4.000	12/01/27	481,545
1,550,000	4.750	12/01/35	1,503,702

			218,418,900

U.S. Virgin Islands – 0.3%
Virgin Islands Public Finance Authority RB Refunding for Virgin Islands Gross Receipts Taxes Loan Note Series 2014 C (B/NR)
8,350,000	5.000	10/01/39	6,918,392
Virgin Islands Public Finance Authority RB Refunding Series 2014 C (AGM) (AA/A2)
3,515,000	5.000	10/01/39	3,665,337
Virgin Islands Public Finance Authority RB Senior Lien Matching Fund Loan Notes Refunding for Cruzan Project Series 2009 A (NR/B2)
2,000,000	6.000	10/01/39	1,797,240

			12,380,969

Utah – 0.5%
Carbon County Solid Waste Disposal RB Refunding for Sunnyside Cogeneration Series 1999 A (AMT) (NR/NR)
17,870,000	7.100	08/15/23	19,613,933

Vermont – 0.1%
Vermont Educational & Health Buildings Financing Agency RB for St. Michael’s College Project Series 2012 (BBB+/Baa1)
2,250,000	5.000	10/01/42	2,376,045

Virginia – 0.6%
Albemarle County IDA RB Refunding Westminster-Canterbury Series 2007 (NR/NR)
1,000,000	5.000	01/01/31	1,000,000
Alexandria City IDA for Residential Care Facilities Mortgage RB for Goodwin House, Inc. Series 2015 (BBB/NR)
2,700,000	5.000	10/01/45	2,828,277
Mosaic District Community Development Authority RB Series 2011 A (NR/NR)
3,580,000	6.250	03/01/21	3,922,678
2,000,000	6.625	03/01/26	2,197,420
7,000,000	6.875	03/01/36	7,706,720
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 C (CCC+/NR)(d)
21,450,000	0.000	06/01/47	464,607
Washington County IDA RB for Mountain States Health Alliance Series 2009 C (BBB+/Baa1)
4,000,000	7.750	07/01/38	4,379,600

			22,499,302

Washington – 0.8%
Central Puget Sound Regional Transit Authority Sales Tax & Motor Vehicle Excise Tax RB Series 2016 S-1 (AAA/Aa1)
10,000,000	5.000	11/01/46	12,658,700
Puttable Floating Option Tax-Exempt Receipts (RITES) GO Bonds Series 2009 A (NR/NR)(e)(i)
3,955,000	11.974	01/01/23	5,224,871
Puttable Floating Option Tax-Exempt Receipts (RITES) GO Bonds Series 2009 B (NR/NR)(e)(i)
4,150,000	11.979	01/01/24	5,416,248

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Washington – (continued)
Skagit County Public Hospital District No. 1 RB for Skagit Valley Hospital Series 2010 (NR/Baa2)
$4,000,000	5.750%	12/01/35	$ 4,318,160
Washington Health Care Facilities Authority RB for Kadlec Regional Medical Center Series 2012 (NR/WR)(c)
3,000,000	5.000	12/01/21	3,418,500
Washington Health Care Facilities Authority RB for MultiCare Health System RMKT 02/26/09 Series 2008 A (ASSURED GTY) (AA/Aa3)(c)
750,000	6.000	08/15/19	835,478
Washington Health Care Facilities Authority RB for MultiCare Health System RMKT 02/26/09 Series 2008 B (ASSURED GTY) (AA/Aa3)(c)
1,750,000	6.000	08/15/19	1,949,448

			33,821,405

West Virginia – 0.1%
West Virginia Economic Development Authority Solid Waste Disposal Facilities RB Refunding for Appalachian Power Co. - Amos Project Series 2010 A (BBB+/Baa1)
4,000,000	5.375	12/01/38	4,400,240

Wisconsin – 0.7%
Public Finance Authority Exempt Facilities RB Refunding for Celanese Project Series 2016 C (AMT) (BBB-/Baa3)
5,900,000	4.300	11/01/30	5,803,063
Public Finance Authority Pass-Through RB for Natgasoline LLC Series 2016 (NR/NR)(e)
21,000,000	10.000	06/30/21	20,925,660
Public Finance Authority Student Housing RB for CHF-Cullowhee, LLC-Western Carolina University Project Series 2015 A (BBB-/NR)
3,250,000	5.250	07/01/47	3,337,295

			30,066,018

TOTAL INVESTMENTS – 99.2% (Cost $4,068,878,103)			$4,067,648,254

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.8%			34,747,869

NET ASSETS – 100.0%			$4,102,396,123

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Zero coupon bond until next reset date.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate or distribution rate disclosed is that which is in effect on December 31, 2016.

(c)	Pre-refunded security. Maturity date disclosed is pre-refunding date.

(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

(e)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $211,055,467, which represents approximately 5.1% of net assets as of December 31, 2016.

(f)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on December 31, 2016.

(g)	Security is currently in default.

(h)	When-issued security.

(i)	Inverse floating rate security. Interest rate disclosed is that which is in effect on December 31, 2016.

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
ASSURED GTY	— Insured by Assured Guaranty
COMWLTH GTD	— Commonwealth Guaranteed
COPS	— Certificates of Participation
FGIC	— Insured by Financial Guaranty Insurance Co.
FHA	— Federal Housing Administration
GO	— General Obligation
IDA	— Industrial Development Authority
LIBOR	— London Interbank Offered Rate
MUN GOVT GTD	— Municipal Government Guaranteed
NATL-RE	— Insured by National Public Finance Guarantee Corp.
NATL-RE FGIC	— Insured by National Public Finance Guarantee Corp., which reinsures Financial Guaranty Insurance Co.
NR	— Not Rated
PCRB	— Pollution Control Revenue Bond
PILOT	— Payment in Lieu of Taxes
Q-SBLF	— Qualified School Board Loan Fund
RB	— Revenue Bond
RITES	— Residual Interest Tax Exempt Securities
RMKT	— Remarketed
ST APPROP	— State Appropriation
WR	— Withdrawn Rating
XLCA	— Insured by XL Capital Assurance, Inc.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

SWAP CONTRACTS — At December 31, 2016, the Fund had the following swap contracts:

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000’s)	Rates Received (Paid)	Termination Date	Credit Spread on December 31, 2016(a)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Sold:
Bank of America NA	California State Various Purpose GO Bonds, Series 2003, 5.250%, 02/01/2018	$4,000	1.000%	03/20/23	0.793%	$(123,377)	$170,735
JPMorgan Chase Bank NA	California State Various Purpose GO Bonds, Series 2003, 5.250%, 02/01/2018	10,000	1.700	06/20/21	0.587	—	472,639
	California State Various Purpose GO Bonds, Series 2003, 5.250%, 02/01/2018	9,000	1.000	03/20/23	0.793	(277,598)	384,153
	California State Various Purpose GO Bonds, Series 2003, 5.250%, 02/01/2018	15,000	1.000	09/20/23	0.845	(469,228)	611,223
	Illinois State GO Bonds, Series A, 5.000%, 06/01/2029	10,000	1.830	06/20/21	3.389	—	(531,425)
Morgan Stanley Co., Inc.	California State Various Purpose GO Bonds, Series 2003, 5.250%, 02/01/2018	10,000	1.000	12/20/23	0.868	(197,503)	280,841
	Illinois State GO Bonds, Series A, 5.000%, 06/01/2029	10,000	1.000	12/20/23	3.866	(534,608)	(700,321)

TOTAL						$(1,602,314)	$687,845

(a)	Credit spread on the Referenced Obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACT

		Rates Exchanged		Market Value
Notional Amount (000’s)(a)	Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain

$169,400	12/21/41	3 Month LIBOR	2.250%	$(11,187,733)	$21,427,866

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2016.

TAX INFORMATION — At December 31, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$4,053,490,625

Gross unrealized gain	317,946,654
Gross unrealized loss	(303,789,025)

Net unrealized security gain	$14,157,629

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – 97.0%
Alabama – 2.2%
Alabama 21st Century Authority Tobacco Settlement RB Series 2012 A (A/NR)
$2,435,000	5.000%	06/01/17	$ 2,471,476
1,500,000	5.000	06/01/18	1,572,735
Alabama Federal Aid Highway Finance Authority Refunding for Grant Anticipation Bonds Series 2011 (AA/A1)
11,400,000	4.000	03/01/17	11,453,466
Alabama State GO Bonds Series 2007 A (AGM) (AA/Aa1)
5,020,000	5.000	08/01/17	5,137,468
Alabama State Public School & College Authority Capital Improvement RB Refunding Series 2014 B (AA/Aa1)
8,275,000	5.000	01/01/21	9,276,275
Auburn University General Fee RB Series 2011 A (AA-/Aa2)(a)
35,345,000	5.000	06/01/21	40,146,265
Black Belt Energy Gas District RB Series 2016 A (NR/Aa3)(b)
20,000,000	4.000	06/01/21	21,260,800
Houston County Health Care Authority RB for Southeast Alabama Medical Center Series 2016 A (BBB/NR)
100,000	3.000	10/01/17	100,838
210,000	3.000	10/01/18	212,884
160,000	3.000	10/01/19	162,059
75,000	4.000	10/01/20	78,470
85,000	4.000	10/01/21	89,302
85,000	4.000	10/01/22	88,854
Jefferson County Subordinate Lien Sewer RB Warrants Series 2013 D (BBB-/NR)
1,750,000	5.000	10/01/17	1,786,837
1,875,000	5.000	10/01/18	1,955,831
1,300,000	5.000	10/01/21	1,398,514
1,745,000	5.000	10/01/22	1,888,422

			99,080,496

Alaska – 0.1%
North Slope Borough Alaska GO Bonds Series 2012 A (AA/Aa2)
340,000	4.000	06/30/17	344,865
Northern Tobacco Securitization Corp. RB Asset-Backed Bonds Series 2006 A (NR/Ba1)
4,015,000	4.625	06/01/23	4,015,402

			4,360,267

Arizona – 3.6%
Arizona Health Facilities Authority Hospital RB for Banner Health Series 2007 B (AA-/NR)(c)
30,300,000	1.377	01/01/37	26,369,181
Arizona Health Facilities Authority Hospital RB Refunding for Phoenix Children’s Hospital Series 2013 A (BBB+/NR)(b)
5,000,000	2.570	02/05/20	5,099,300
Arizona School Facilities Board COPS Refunding Series 2015 A (AA-/Aa3)
8,000,000	5.000	09/01/20	8,901,600
Arizona Transportation Board Excise Tax RB Refunding for Regional Area Road Series 2014 (AA+/Aa1)
4,150,000	5.000	07/01/19	4,508,850
Arizona Transportation Board Excise Tax RB Refunding for Regional Area Road Series 2016 (AA+/Aa1)
5,820,000	5.000	07/01/21	6,608,901

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Arizona – (continued)
Glendale City GO Bonds Refunding Series 2015 (AGM) (AA/A2)
$365,000	4.000%	07/01/18	$ 379,155
1,600,000	4.000	07/01/19	1,696,144
3,000,000	4.000	07/01/20	3,229,590
3,400,000	4.000	07/01/21	3,701,240
1,665,000	5.000	07/01/22	1,912,236
Glendale City Senior Lien Water & Sewer RB Refunding Obligations Series 2012 (AA/A1)
1,500,000	5.000	07/01/17	1,528,740
Glendale City Senior Lien Water & Sewer RB Refunding Obligations Series 2015 (AA/A1)
10,830,000	5.000	07/01/19	11,744,269
Maricopa County Arizona COPS Series 2015 (AA+/Aa1)
9,000,000	3.000	07/01/18	9,219,510
Maricopa County Arizona Paradise Valley Unified School District No. 69 GO Bonds Refunding for School Improvement Project of 2011 Series 2015 E (AA/Aa2)
2,860,000	4.000	07/01/18	2,977,832
12,115,000	3.000	07/01/19	12,530,181
Maricopa County Arizona Pollution Control Corp. PCRB Refunding for Arizona Public Service Co. Palo Verde Project RMKT 05/30/13 Series 2009 C (A-/A2)(b)
6,500,000	1.750	05/30/18	6,511,635
Maricopa County Arizona School Improvement Refunding for Peoria Unified School District No. 11 Series 2015 (AGM) (AA/A2)
3,000,000	4.000	07/01/19	3,184,050
Maricopa County Community College District GO Bonds Series 2013 (AAA/Aaa)
9,920,000	2.000	07/01/17	9,975,056
10,010,000	3.000	07/01/19	10,402,892
Maricopa County Community College District GO Refunding Bonds Series 2016 (AAA/Aaa)
16,400,000	5.000	07/01/23	19,369,056
Maricopa County Phoenix High School District No. 210 School Improvement GO Refunding Bonds Series 2014 (AA/Aa2)
1,000,000	4.000	07/01/18	1,041,200
1,000,000	3.000	07/01/19	1,034,520
Pima County COPS Series 2016 A (A+/NR)
5,335,000	5.000	12/01/18	5,675,053
Pima County GO Bonds Series 2013 A (AA-/NR)
1,405,000	1.750	07/01/17	1,410,395
Yavapai County IDA Solid Waste Disposal RB for Waste Management, Inc. Project Series 2002 (AMT) (A-/NR)(b)
5,000,000	2.125	06/01/18	5,016,900

			164,027,486

Arkansas – 0.9%
Arkansas Development Finance Authority State Park Facilities RB Refunding for Mt. Magazine Project Series 2012 (AGM) (AA/NR)
2,065,000	2.000	01/01/17	2,065,000
1,885,000	3.000	01/01/18	1,918,440
Arkansas State GO Bonds for Four-Lane Highway Construction & Improvement Series 2013 (AA/Aa1)
17,775,000	3.250	06/15/22	18,894,470
Jefferson County Pollution Control RB Refunding for Entergy Arkansas, Inc. Project Series 2013 (A/A2)
3,000,000	1.550	10/01/17	3,008,790

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Arkansas – (continued)
Little Rock Arkansas School District GO Bonds Refunding Series 2015 (ST AID WITHHLDG) (NR/Aa2)
$6,000,000	3.000%	02/01/21	$ 6,259,800
Little Rock Arkansas Sewer RB Refunding Series 2015 (NR/Aa3)
1,240,000	3.000	04/01/20	1,290,964
1,075,000	3.000	10/01/20	1,121,429
North Little Rock School District No. 1 Construction GO Bonds Series 2013 B (ST AID WITHHLDG) (NR/Aa2)
1,440,000	5.000	02/01/17	1,444,334
Springdale Arkansas Sales and Use Tax RB Series 2012 (AA-/NR)
1,915,000	2.000	11/01/17	1,929,535
1,465,000	2.000	11/01/18	1,481,540
720,000	2.000	11/01/19	724,529

			40,138,831

California – 9.2%
Alameda Corridor Transportation Authority RB for Capital Appreciation Refunding Subordinate Lien Series 2004 A (AMBAC) (BBB+/Baa2)(d)
745,000	0.000	10/01/19	690,183
255,000	0.000	10/01/20	228,301
Alameda Corridor Transportation Authority RB for Capital Appreciation Refunding Subordinate Lien Series 2004 A (ETM) (AMBAC) (AAA/Aaa)(a)(d)
9,420,000	0.000	10/01/19	9,027,469
12,300,000	0.000	10/01/20	11,524,239
Anaheim Public Financing Authority Lease RB for Convention Center Expansion Project Series 2014 A (AA-/NR)
1,250,000	5.000	05/01/17	1,266,350
Anaheim Redevelopment Agency Tax Allocation Refunding for Merged Redevelopment Project Area Series 2007 A (AGM) (AA/A2)
50,000	5.000	02/01/24	51,691
Bay Area Toll Authority Toll Bridge Authority RB for San Francisco Bay Area RMKT 05/01/13 Series 2006 C-1 (AA/Aa3)(b)
10,000,000	1.620	05/01/23	9,841,600
Bay Area Toll Authority Toll Bridge Authority RB for San Francisco Bay Area RMKT 06/03/13 Series 2006 C-1 (AA/Aa1)(b)
7,000,000	1.620	05/01/23	6,889,120
Bay Area Toll Authority Toll Bridge Authority RB for San Francisco Bay Area Series 2001 A (AA/NR)(b)
15,000,000	1.970	04/01/27	14,868,600
Bay Area Toll Authority Toll Bridge Authority RB for San Francisco Bay Area Series 2006 C-2 (AA/Aa3)(b)
26,050,000	1.450	08/01/17	26,054,168
Bay Area Toll Authority Toll Bridge Authority RB for San Francisco Bay Area Series 2014 (AA/Aa3)(b)
2,000,000	1.500	04/02/18	2,002,340
Benicia Unified School District GO Bonds Refunding Series 1997 A (NATL-RE FGIC) (AA-/Aa3)(d)
1,735,000	0.000	08/01/17	1,720,235
1,510,000	0.000	08/01/18	1,470,348
Bonita Canyon Public Facilities Financing Authority Special Tax for Community Facilities District No. 98-1 Series 2012 (NR/NR)
735,000	3.000	09/01/17	738,271
1,000,000	3.250	09/01/18	1,013,370

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
California – (continued)
California Department of Water Resources RB Refunding for California Central Valley Project Water System Series 2016 AV (AAA/Aa1)
$2,840,000	5.000%	12/01/20	$ 3,198,380
3,950,000	5.000	12/01/21	4,536,851
California Health Facilities Financing Authority RB for Children’s Hospital Los Angeles Series 2012 B (BBB+/Baa2)(b)
8,000,000	2.520	07/01/17	8,003,280
California Health Facilities Financing Authority RB Refunding for Lucile Salter Packard Children’s Hospital at Stanford Series 2008 B (AA-/Aa3)(a)(b)
5,000,000	1.450	03/15/17	5,006,200
California Municipal Finance Authority RB Refunding for NorthBay Healthcare Group Series 2013 B (BBB-/NR)
3,480,000	5.000	11/01/17	3,559,135
California Municipal Finance Authority RB Refunding for NorthBay Healthcare Group Series 2016 A (BBB-/NR)
750,000	2.000	11/01/18	742,297
855,000	2.000	11/01/19	834,506
800,000	3.000	11/01/20	794,552
California Municipal Finance Authority Student Housing RB for Bowles Hall Foundation Series 2015 A (NR/Baa3)
150,000	3.000	06/01/20	151,452
100,000	4.000	06/01/22	103,789
California Pollution Control Financing Authority PCRB Refunding for U.S.A. Waste Services, Inc. Series 1998 A (AMT) (A-/NR)
1,900,000	1.500	06/01/18	1,902,888
California State University Systemwide RB Series 2016 B-1 (AA-/Aa2)(b)
10,000,000	3.000	11/01/19	10,292,300
California State Various Purpose GO Bonds Refunding Series 2012 (AA-/Aa3)
2,055,000	5.000	09/01/19	2,239,827
California State Various Purpose GO Bonds Series 2011 (AA-/Aa3)
5,070,000	5.000	10/01/19	5,538,569
California State Various Purpose GO Bonds Series 2016 (AA-/Aa3)
2,575,000	3.000	09/01/19	2,673,107
5,000,000	5.000	09/01/20	5,582,300
California State Various Purpose GO Bonds Series 2016 (AA-/Aa3)(b)
52,000,000	4.000	12/01/21	56,249,960
Carlsbad Improvement Bonds Refunding Reassessment District No. 2012-1 Series 2013 (NR/NR)
400,000	3.000	09/02/17	403,200
Corona-Norco Unified School District Public Financing Authority Special Tax Refunding Senior Lien Series 2013 A (A-/NR)
275,000	4.000	09/01/18	286,289
Del Mar Race Track Authority RB Series 2015 (BBB-/NR)
295,000	3.000	10/01/17	297,322
Fontana Redevelopment Agency Tax Allocation Refunding for Jurupa Hills Redevelopment Project Series 1999 A (A/NR)
240,000	5.500	10/01/17	240,650
Golden Empire Schools Financing Authority RB Refunding for Kern High School District Projects Series 2016 (SP-1/MIG1)(c)
3,000,000	1.220	05/01/17	2,999,910

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
California – (continued)
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 A-1 (BBB+/Aaa)
$5,225,000	5.000%	06/01/17	$ 5,310,167
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Enhanced Asset-Backed Bonds Series 2013 A (ST APPROP) (A+/A1)
4,225,000	3.000	06/01/17	4,259,265
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Senior Asset-Backed Bonds Series 2007 A-1 (B/B3)
15,225,000	4.500	06/01/27	15,124,515
Irvine City Limited Obligation Improvement Bond Reassessment District No. 12-1 Series 2012 Act 1915 (BBB+/NR)
1,215,000	4.000	09/02/17	1,234,489
1,250,000	4.000	09/02/18	1,297,000
1,895,000	4.000	09/02/19	1,997,140
Irvine City Limited Obligation Improvement Bond Reassessment District No. 13-1 Series 2013 (BBB+/NR)
625,000	2.000	09/02/17	628,469
Irvine City Limited Obligation Improvement Bond Reassessment District No. 15-2 Series 2015 (NR/NR)
400,000	3.000	09/02/17	403,832
500,000	4.000	09/02/18	517,885
1,000,000	4.000	09/02/19	1,046,470
725,000	4.000	09/02/20	766,680
775,000	5.000	09/02/21	858,235
Lake Elsinore Public Financing Authority Local Agency RB Refunding for Community Facilities District No. 88-3 Series 2015 B (AGM) (AA/NR)
1,235,000	5.000	09/01/20	1,364,033
Lake Elsinore Public Financing Authority Local Agency RB Refunding Series 2015 (NR/NR)
355,000	3.000	09/01/17	357,922
1,495,000	4.000	09/01/18	1,546,144
1,000,000	4.000	09/01/19	1,045,110
840,000	5.000	09/01/21	924,344
Long Beach California Harbor Revenue Short-Term Notes Series 2014 C (AA/NR)
20,000,000	5.000	11/15/18	21,390,400
Los Angeles Community Redevelopment Agency Tax Allocation for Hollywood Redevelopment Project Series 1998 C (NATL-RE) (AA-/A3)
540,000	5.500	07/01/17	550,373
Los Angeles County Metropolitan Transportation Authority Sales Tax RB Refunding First Tier Senior Series 2011 A (AAA/Aa1)
10,000,000	5.000	07/01/17	10,200,000
Los Angeles County Public Works Financing Authority Lease RB for Multiple Capital Projects II Series 2012 (AA/Aa3)
1,500,000	5.000	08/01/18	1,587,780
Manteca Unified School District Special Tax Community Facilities District No. 1989-2 Series 2013 B (AGM) (AA/A2)
275,000	4.000	09/01/17	280,192
Miramar Ranch North California Special Tax Refunding for Community Facilities District No.1 Series 2012 (A/NR)
1,895,000	4.000	09/01/17	1,930,645
3,075,000	4.000	09/01/19	3,257,809
Modesto Irrigation District RB for Electric System Series 2011 A (A+/A2)
1,000,000	5.000	07/01/17	1,019,950

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
California – (continued)
Mountain View California Shoreline Regional Park Community Tax Allocation Series 2011 A (A/NR)
$225,000	4.000%	08/01/17	$ 228,737
350,000	5.000	08/01/18	369,859
Murrieta Public Financing Authority Special Tax RB Refunding Series 2012 (BBB-/NR)
1,965,000	5.000	09/01/18	2,072,368
1,000,000	5.000	09/01/19	1,080,160
Natomas Unified School District GO Bonds Refunding Series 2013 (BAM) (AA/A1)
410,000	3.000	09/01/18	421,308
730,000	4.000	09/01/20	786,830
650,000	4.000	09/01/21	708,715
Orange County Sanitation District COPS RB Refunding Certificate Anticipation Notes Series 2016 B (AAA/NR)
21,065,000	2.000	12/15/18	21,324,942
Palm Desert Financing Authority RB Tax Allocation for Project Area No. 1 As Amended Series 2006 A (NATL-RE) (AA-/A3)
700,000	5.250	04/01/20	706,132
Palm Desert Financing Authority Tax Allocation RB Refunding for Housing Set-Aside Series 2007 (NATL-RE) (NR/A3)
100,000	5.000	10/01/20	102,179
Palo Alto Limited Obligation Refunding & Improvement for University Avenue Area Off-Street Parking Assessment District Series 2012 (BBB/NR)
385,000	3.000	09/02/18	393,401
Rancho Cordova Community Facilities District No. 2003-1 Special Tax Refunding for Sunridge Anatolia Series 2016 (NR/NR)
355,000	2.000	09/01/17	356,335
450,000	3.000	09/01/18	459,576
650,000	4.000	09/01/20	688,747
380,000	4.000	09/01/22	407,181
Rancho Cucamonga Redevelopment Agency Set Aside Allocation for Rancho Redevelopment Housing Series 2007 A (ETM) (NATL-RE) (AA-/A3)(a)
150,000	5.500	09/01/17	154,447
Roseville Finance Authority Special Tax Revenue Refunding Bonds Series 2012 (A/NR)
1,855,000	3.000	09/01/17	1,876,481
Sacramento City Schools Joint Powers Financing Authority Lease RB Refunding Series 2014 A (BAM) (AA/NR)
1,065,000	4.000	03/01/17	1,070,240
1,000,000	4.000	03/01/18	1,033,200
Sacramento County Regional Transit District Farebox RB Series 2012 (A-/A3)
530,000	4.000	03/01/17	532,443
250,000	5.000	03/01/18	260,600
730,000	5.000	03/01/19	782,370
Sacramento County Sanitation District Financing Authority RB Refunding for Sacramento County Regional Series 2007 B (NATL-RE FGIC) (AA/Aa3)(c)
43,220,000	1.154	12/01/35	38,612,316
Salida Area Public Facilities Financing Agency Community Facilities District No. 1988-1 Special Tax Bonds Series 2011 (AGM) (AA/NR)
1,515,000	3.000	09/01/17	1,535,043
1,310,000	3.000	09/01/18	1,348,095
San Bernardino City Unified School District GO Bonds Refunding Series 2013 A (A/A2)
800,000	5.000	08/01/18	845,392

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
California – (continued)
San Bernardino City Unified School District GO Bonds Refunding Series 2013 A (AGM) (AA/A2)
$150,000	5.000%	08/01/19	$ 162,483
San Diego Redevelopment Agency Tax Allocation for Centre City Redevelopment Series 2006 A (AMBAC) (AA-/A2)
1,450,000	5.250	09/01/21	1,454,452
665,000	5.250	09/01/23	667,028
San Francisco City & County Airport Commission San Francisco International Airport RB Refunding Second Series 2010 D (AGM) (AA/A1)
4,455,000	5.000	05/01/17	4,513,405
San Francisco City & County GO Bonds for Clean & Safe Neighborhood Parks Series 2012 B (AA+/Aa1)
2,750,000	4.000	06/15/19	2,923,937
San Francisco City & County Public Utilities Commission Water RB Refunding Series 2009 A (AA-/Aa3)(a)
19,915,000	5.125	11/01/19	21,913,869
San Francisco City & County Redevelopment Financing Authority Tax Allocation for San Francisco Redevelopment Project Series 2003 B (NATL-RE FGIC) (AA-/A2)
135,000	5.250	08/01/17	135,107
San Jacinto Redevelopment Agency Tax Allocation for Redevelopment Project Area Series 2005 (XLCA) (A-/WR)
160,000	3.900	08/01/17	160,381
San Juan Unified School District Election of 2012 GO Bonds Series 2014 B (NR/Aa2)
2,000,000	3.000	08/01/19	2,079,020
San Marcos Public Financing Authority Special Tax RB Refunding Series 2012 (A-/NR)
1,260,000	2.250	09/01/17	1,268,933
1,000,000	4.000	09/01/19	1,060,530
San Ramon Valley Unified School District GO Bonds Series 1998 A (NATL-RE FGIC) (AA/Aa1)(d)
2,000,000	0.000	07/01/18	1,958,020
Simi Valley Community Development Agency Tax Allocation Refunding for Tapo Canyon and West End Project Series 2003 (NATL-RE FGIC) (AA-/A3)
600,000	5.250	09/01/18	601,704
Stockton Public Financing Authority RB Refunding Series 2016 A (A-/NR)
400,000	2.000	09/02/17	401,904
710,000	2.000	09/02/18	715,673
410,000	2.000	09/02/19	411,267
Stockton Unified School District GO Bonds Refunding Series 2012 (AGM) (AA/A2)
400,000	4.000	07/01/17	405,740
1,090,000	5.000	07/01/19	1,179,238
Temecula Public Financing Authority for Wolf Creek Community Facilities District 03-03 Series 2012 Special Tax Refunding Bonds (NR/NR)
600,000	3.000	09/01/17	604,386
Tobacco Securitization Authority Northern California Tobacco Settlement RB Asset-Backed Bonds Series 2005 A-1 (B+/B2)
1,160,000	4.750	06/01/23	1,160,580
University of California Regents Medical Center Pooled RB Refunding Series 2007 C-2 (NATL-RE) (AA-/Aa3)(c)
3,500,000	1.214	05/15/30	3,372,705
15,000,000	1.344	05/15/43	12,384,300
Ventura County Capital Appreciation GO Bonds for Conejo Valley Unified School District for Election of 2014 Series A (AGM) (AA/A1)(d)
1,775,000	0.000	08/01/20	1,631,722

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
California – (continued)
Western Riverside Water and Wastewater Financing Authority Local Agency RB Refunding Series 2013 A-1 (BBB+/NR)
$525,000	4.000%	09/01/17	$ 533,836

			421,779,215

Colorado – 0.6%
Colorado E-470 Public Highway Authority Senior RB Refunding Series 2015 A (BBB+/A3)
1,000,000	5.000	09/01/20	1,090,440
Colorado Health Facilities Authority RB Refunding for Covenant Retirement Communities, Inc. Series 2015 A (BBB+/NR)
500,000	4.000	12/01/18	516,510
1,000,000	5.000	12/01/20	1,082,760
Denver Colorada City & County Board Water Commissioners RB Refunding for Master Resolution Water Series 2016 A (AAA/Aaa)
3,385,000	5.000	09/15/20	3,793,603
2,770,000	5.000	09/15/21	3,168,575
Denver Colorada City & County Board Water Commissioners RB Refunding for Master Resolution Water Series 2016 B (AAA/Aaa)
2,655,000	5.000	09/15/21	3,037,028
Denver Colorado Health and Hospital Authority Healthcare RB Series B (BBB/NR)(c)
16,355,000	1.724	12/01/33	15,152,090
Larimer County School District No. R-1 GO Refunding and Improvement Bonds Series 2012 (ST AID WITHHLDG) (NR/Aa2)
1,000,000	2.000	12/15/17	1,008,520

			28,849,526

Connecticut – 1.2%
Connecticut State GO Bonds Series 2013 A (AA-/Aa3)(c)
3,000,000	1.060	03/01/17	3,000,780
2,000,000	1.140	03/01/18	1,992,900
Connecticut State GO Bonds Series 2013 C (AA-/Aa3)
7,555,000	5.000	07/15/19	8,140,059
Connecticut State GO Bonds Series 2015 C (AA-/Aa3)(c)
10,000,000	1.520	06/15/20	10,026,300
Connecticut State GO Bonds Series 2016 D (AA-/Aa3)
12,490,000	5.000	08/15/20	13,738,500
Connecticut State Health & Educational Facilities Authority RB for Sacred Heart University Series 2012 H (AGM) (AA/A2)
1,000,000	2.000	07/01/17	1,003,590
1,260,000	4.000	07/01/18	1,306,393
New Haven GO Bonds Refunding Series 2015 B (BAM) (AA/Baa1)
6,115,000	5.000	08/15/21	6,692,990
Town of Hamden GO Refunding Bonds Series 2013 (A+/Baa1)
1,685,000	5.000	08/15/18	1,773,244
2,000,000	5.000	08/15/19	2,146,040
West Haven GO Refunding Bonds Series 2012 (AGM) (AA/A2)
2,000,000	4.000	08/01/17	2,028,940
2,100,000	4.000	08/01/18	2,175,264

			54,025,000

Delaware – 0.1%
Delaware Transportation Authority Transportation System Senior RB Refunding Series 2010 A (AA+/Aa2)
1,900,000	5.000	07/01/19	2,065,756

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Delaware – (continued)
New Castle County GO Bonds Refunding Series 2015 (AAA/Aaa)
$1,000,000	5.000%	10/01/20	$ 1,120,570
Sussex County Delaware GO Bonds Refunding Series 2012 A (AA+/Aa1)
865,000	3.000	09/15/17	877,421
Sussex County Delaware GO Bonds Refunding Series 2012 B (AA+/Aa1)
1,435,000	4.000	09/15/17	1,465,508

			5,529,255

Florida – 2.8%
Anthem Park Community Development District Special Assessment RB Refunding Senior Series 2016 A-1 (BBB-/NR)
310,000	2.000	05/01/17	310,381
315,000	2.000	05/01/18	314,792
320,000	2.000	05/01/19	316,016
325,000	2.000	05/01/20	316,059
335,000	2.250	05/01/21	324,374
340,000	2.250	05/01/22	317,478
350,000	2.500	05/01/23	323,859
Atlantic Beach Health Care Facilities RB Refunding for Fleet Landing Project Series 2013 A (BBB/NR)
970,000	4.000	11/15/18	999,498
Avelar Creek Community Development District Special Assessment Refunding Series 2016 (BBB+/NR)
140,000	2.000	05/01/17	140,209
160,000	2.000	05/01/18	160,165
165,000	2.000	05/01/19	163,111
170,000	2.000	05/01/20	165,090
170,000	2.000	05/01/21	161,828
Bartram Park Community Development District Special Assessment RB Refunding for City of Jacksonville Florida Senior Lien Series 2015 A-1 (BBB+/NR)
560,000	1.500	05/01/17	559,451
570,000	2.000	05/01/18	568,148
580,000	2.300	05/01/19	576,352
600,000	2.600	05/01/20	594,510
615,000	3.000	05/01/21	613,253
500,000	3.125	05/01/22	494,785
500,000	3.250	05/01/23	492,950
Bay Laurel Center Community Development District Special Assessment RB Refunding Series 2016 Candler (BBB+/NR)
55,000	2.000	05/01/17	55,060
125,000	2.000	05/01/18	125,145
130,000	2.000	05/01/19	128,816
130,000	2.250	05/01/20	128,355
135,000	2.250	05/01/21	131,262
135,000	2.250	05/01/22	129,055
Century Gardens at Tamiami Community Development District Special Assessment Refunding Series 2016 (BBB/NR)
170,000	2.000	05/01/17	170,248
210,000	2.000	05/01/18	210,052
215,000	2.000	05/01/19	213,259
220,000	2.000	05/01/20	215,547
225,000	2.250	05/01/21	219,632
Century Parc Community Development District Special Assessment Refunding Series 2012 (A-/NR)
185,000	2.750	11/01/17	184,937
190,000	3.000	11/01/18	190,063
195,000	3.250	11/01/19	195,883

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Florida – (continued)
Citizens Property Insurance Corp. Senior Secured RB for High Risk Account Series 2007 A (ETM) (NATL-RE) (AA-/A1)(a)
$6,235,000	5.000%	03/01/17	$ 6,274,966
CityPlace Community Development District Special Assessment RB Refunding Series 2012 (A/NR)
615,000	5.000	05/01/17	621,334
1,375,000	5.000	05/01/18	1,428,708
1,890,000	5.000	05/01/19	2,005,139
Concord Station Community Development District Capital Improvement RB Refunding Senior Lien Series 2016 A-1 (BBB-/NR)
780,000	2.000	05/01/17	780,608
795,000	2.000	05/01/18	794,992
810,000	2.000	05/01/19	804,346
830,000	2.000	05/01/20	815,276
845,000	2.000	05/01/21	819,659
860,000	2.125	05/01/22	817,507
Country Walk Community Development District Special Assessment Senior Lien RB Refunding Series 2015 A-1 (BBB+/NR)
175,000	1.500	05/01/17	174,711
180,000	2.250	05/01/18	178,929
185,000	2.500	05/01/19	182,813
185,000	2.750	05/01/20	182,392
Double Branch Community Development District Special Assessment Refunding Senior Lien Series 2013 A-1 (A-/NR)
500,000	2.125	05/01/17	499,595
250,000	2.400	05/01/18	249,480
250,000	2.700	05/01/19	249,492
250,000	3.000	05/01/20	250,623
Fishhawk Community Development District II Special Assessment Refunding Series 2013 A (A-/NR)
360,000	2.100	05/01/17	359,276
Florida Higher Educational Facilities Financing Authority RB for Nova Southeastern University Project Series 2012 A (A-/Baa1)
825,000	3.000	04/01/17	828,795
500,000	5.000	04/01/18	522,655
500,000	5.000	04/01/19	536,425
Florida State Full Faith and Credit State Board of Education Public Education Capital Outlay Tax-Exempt Bonds Series 2008 C (AAA/Aa1)
2,990,000	5.000	06/01/20	3,232,609
Florida State Full Faith and Credit State Board of Education Public Education Capital Outlay Tax-Exempt Bonds Series 2011 A (AAA/Aa1)
5,810,000	5.000	06/01/21	6,427,487
Florida State Municipal Power Agency RB Refunding for St. Lucie Project Series 2002-1 (AMBAC) (A/A2)(b)
1,500,000	1.260	10/01/21	1,439,927
Florida State Municipal Power Agency RB Refunding for St. Lucie Project Series 2002-2 (AMBAC) (A/A2)(c)
5,550,000	1.278	10/01/21	5,327,743
Florida State Municipal Power Agency RB Refunding for St. Lucie Project Series 2002-3 (AMBAC) (A/A2)(c)
1,425,000	1.278	10/01/21	1,367,932

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Florida – (continued)
Fontainbleau Lakes Community Development District Special Assessment RB Refunding Series 2016 (BBB+/NR)
$205,000	2.000%	05/01/17	$ 205,199
215,000	2.000	05/01/18	215,193
220,000	2.000	05/01/19	217,848
225,000	2.000	05/01/20	219,015
230,000	2.000	05/01/21	219,597
235,000	2.500	05/01/22	224,578
245,000	2.500	05/01/23	229,455
245,000	2.500	05/01/24	225,028
255,000	2.750	05/01/25	234,039
260,000	3.000	05/01/26	239,697
Heritage Landing Community Development District Special Assessment Refunding Series 2015 (BBB/NR)
500,000	2.250	05/01/17	500,260
415,000	2.000	05/01/18	412,099
425,000	2.250	05/01/19	419,020
535,000	2.500	05/01/20	525,092
Highlands Community Development District Special Assessment Refunding Series 2016 (BBB-/NR)
255,000	2.000	05/01/17	255,321
275,000	2.000	05/01/18	275,212
280,000	2.000	05/01/19	278,046
285,000	2.250	05/01/20	281,930
290,000	2.250	05/01/21	283,661
295,000	2.250	05/01/22	281,238
305,000	2.500	05/01/23	289,997
315,000	2.750	05/01/24	301,027
320,000	3.000	05/01/25	304,070
Lakeland Hospital RB for Lakeland Regional Health System Series 2011 (NR/A2)
6,315,000	5.000	11/15/17	6,522,637
6,250,000	5.000	11/15/18	6,657,063
Mediterra South Community Development District Capital Improvement RB Refunding Series 2012 (A-/NR)
270,000	3.600	05/01/17	271,004
285,000	3.800	05/01/18	289,372
Miami Beach Health Facilities Authority Hospital RB Refunding for Mount Sinai Medical Center Series 2012 (BBB+/Baa1)
1,750,000	4.000	11/15/17	1,782,865
2,220,000	4.000	11/15/18	2,297,367
Miami Special Obligation Non-Ad Valorem RB for Port of Miami Tunnel Project Series 2012 (A/A1)(e)
2,210,000	4.000	03/01/17	2,220,365
2,300,000	4.000	03/01/18	2,371,231
2,390,000	5.000	03/01/19	2,557,754
2,510,000	5.000	03/01/20	2,747,170
2,635,000	5.000	03/01/21	2,939,711
2,770,000	5.000	03/01/22	3,137,330
Miami Special Obligation Refunding Series 2011 A (AGM) (AA/A1)
830,000	5.000	02/01/17	832,415
Miami-Dade County IDA Solid Waste Disposal RB for Waste Management Inc. Project Series 2006 (A-/NR)
2,000,000	1.500	10/01/18	2,003,420
Orlando Florida Capital Improvement Special RB Refunding Series 2016 B (AA/Aa2)
1,525,000	5.000	10/01/21	1,725,659

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Florida – (continued)
Orlando Florida Community Redevelopment Agency Tax Increment RB Refunding for Conroy Road District Series 2012 (A-/NR)
$1,180,000	5.000%	04/01/17	$ 1,188,862
1,245,000	5.000	04/01/18	1,290,443
1,305,000	5.000	04/01/19	1,382,595
1,375,000	5.000	04/01/20	1,484,381
Osceola County School Board COPS Series 2013 A (A/Aa3)
500,000	4.000	06/01/17	506,275
Palm Beach County Health Facilities Authority Hospital RB Refunding for Jupiter Medical Center, Inc. Project Series 2013 A (BBB+/Baa2)
720,000	4.000	11/01/17	733,810
630,000	4.000	11/01/18	652,308
Palm Glades Community Development District Special Assessment Refunding Bonds Series 2016 (BBB/NR)
360,000	2.000	05/01/17	359,946
475,000	2.000	05/01/18	472,535
485,000	2.000	05/01/19	477,186
Parklands Lee Community Development District Special Assessment Refunding Senior Lien Series 2013 A-1 (A/NR)
130,000	2.125	05/01/17	129,790
135,000	2.250	05/01/18	134,058
140,000	2.875	05/01/19	139,048
Portofino Isles Community Development District Special Assessment Refunding Series 2013 (BBB-/NR)
220,000	2.250	05/01/17	219,719
225,000	2.625	05/01/18	224,343
230,000	3.000	05/01/19	229,841
Reunion East Community Development District Special Assessment Refunding Series 2015 A (NR/NR)
2,525,000	4.000	05/01/20	2,574,338
River Bend Community Development District Special Assessment RB Refunding Senior Series 2016 A-1 (BBB+/NR)
320,000	2.000	05/01/17	320,403
355,000	2.000	05/01/18	355,504
360,000	2.000	05/01/19	357,891
365,000	2.000	05/01/20	358,755
375,000	2.000	05/01/21	363,011
385,000	2.500	05/01/22	372,634
395,000	2.500	05/01/23	376,656
405,000	2.500	05/01/24	380,534
415,000	2.750	05/01/25	388,390
425,000	3.000	05/01/26	396,916
Sausalito Bay Community Development District Special Assessment Refunding Series 2013 (A-/NR)
90,000	2.125	05/01/17	89,861
95,000	2.500	05/01/18	94,570
90,000	2.750	05/01/19	89,456
100,000	3.000	05/01/20	98,812
South Kendall Community Development District Special Assessment Refunding Series 2016 (BBB-/NR)
280,000	2.000	11/01/17	280,756
320,000	2.000	11/01/18	320,282
325,000	2.000	11/01/19	320,921
330,000	2.250	11/01/20	324,043
330,000	2.250	11/01/21	318,470
335,000	2.250	11/01/22	311,068

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Florida – (continued)
South Village Community Development District Capital Improvement and Special Assessment Refunding Senior Lien Series 2016 A-1 (BBB/NR)
$290,000	2.000%	05/01/17	$ 290,217
295,000	2.000	05/01/18	295,035
300,000	2.000	05/01/19	297,705
310,000	2.000	05/01/20	304,405
100,000	2.000	05/01/21	97,081
100,000	2.125	05/01/22	95,153
100,000	2.375	05/01/23	94,429
100,000	2.500	05/01/24	94,145
100,000	2.750	05/01/25	94,484
100,000	3.000	05/01/26	95,281
South-Dade Venture Community Development District Special Assessment RB Refunding Series 2012 (BBB-/NR)
320,000	3.750	05/01/17	321,242
330,000	4.000	05/01/18	335,613
345,000	4.125	05/01/19	354,570
375,000	4.375	05/01/21	394,343
390,000	4.500	05/01/22	411,099
Spicewood Community Development District Special Assessment Refunding Series 2013 (BBB+/NR)
110,000	2.250	05/01/17	110,148
110,000	2.500	05/01/18	110,526
115,000	2.875	05/01/19	116,043
Stonebrier Community Development District Special Assessment Refunding Series 2016 (A-/NR)
200,000	2.000	05/01/17	200,420
240,000	2.000	05/01/18	240,715
245,000	2.000	05/01/19	242,959
250,000	2.000	05/01/20	246,385
255,000	2.250	05/01/21	249,916
260,000	2.250	05/01/22	250,705
Talis Park Community Development District Senior Capital Improvement RB Refunding Series 2016 A-1 (BBB+/NR)
160,000	2.000	05/01/17	160,222
170,000	2.000	05/01/18	170,551
175,000	2.000	05/01/19	174,524
175,000	2.000	05/01/20	171,792
180,000	2.250	05/01/21	179,266
185,000	2.250	05/01/22	174,581
Tampa Tax Allocation RB Refunding Cigarette - H. Lee Moffitt Cancer Center Series 2012 A (A+/A1)
425,000	4.000	09/01/17	432,603
Trails at Monterey Community Development District Special Assessment Refunding Series 2012 (A-/NR)
105,000	2.750	05/01/17	104,941
110,000	3.000	05/01/18	109,884
110,000	3.250	05/01/19	110,119
115,000	3.500	05/01/20	114,603
115,000	3.750	05/01/21	114,044
125,000	3.875	05/01/22	123,544
125,000	4.000	05/01/23	123,277
135,000	4.125	05/01/24	134,109
140,000	4.150	05/01/25	138,440
145,000	4.250	05/01/26	144,661
Turnbull Creek Community Development District Senior Special Assessment Refunding Series 2015 A-1 (BBB/NR)
415,000	2.300	05/01/19	411,929
125,000	2.600	05/01/20	124,445

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Florida – (continued)
Two Creeks Community Development District RB Refunding for Capital Improvement Senior Lien Series 2016 A-1 (BBB-/NR)
$170,000	2.000%	05/01/17	$ 170,095
170,000	2.000	05/01/18	169,844
175,000	2.000	05/01/19	172,881
175,000	2.000	05/01/20	170,105
360,000	2.250	05/01/21	348,995
Venetian Isles Community Development District Special Assessment RB Refunding Series 2013 (A+/NR)
225,000	2.125	05/01/17	225,797
230,000	2.500	05/01/18	233,482
235,000	2.875	05/01/19	237,768
240,000	3.000	05/01/20	242,954
Village Community Development District No. 10 Special Assessment RB Series 2012 (NR/NR)
1,155,000	4.500	05/01/23	1,208,881
Village Community Development District No. 7 Special Assessment RB Refunding Series 2015 (A/NR)
1,185,000	3.000	05/01/17	1,189,787
1,450,000	3.000	05/01/19	1,471,808
Vizcaya In Kendall Community Development District Special Assessment Bonds Series 2016 (BBB-/NR)
185,000	2.000	11/01/17	185,511
195,000	2.000	11/01/18	194,998
195,000	2.000	11/01/19	192,161
200,000	2.250	11/01/20	196,182
205,000	2.250	11/01/21	197,579
210,000	2.250	11/01/22	196,373
215,000	2.500	11/01/23	200,315
Waters Edge Community Development District Capital Improvement RB Refunding Senior Lien Series 2015 A-1 (BBB+/NR)
365,000	2.500	05/01/17	365,621
375,000	2.500	05/01/18	375,866
385,000	2.000	05/01/19	378,882
390,000	2.375	05/01/20	382,220
400,000	2.625	05/01/21	391,248
Wyndam Park Community Development District Special Assessment Refunding Series 2013 (A-/NR)
90,000	2.125	05/01/17	89,851
95,000	2.250	05/01/18	94,533
95,000	2.875	05/01/19	94,417

			128,431,746

Georgia – 2.3%
City of Augusta GO Bonds Series 2016 (NR/Aa2)
12,810,000	5.000	10/01/19	13,986,727
12,135,000	5.000	10/01/20	13,551,397
Cobb County Kennestone Hospital Authority RB Refunding Anticipation Certificates Series 2012 (A/A2)
790,000	4.000	04/01/17	795,625
Dougherty County School District Sales Tax GO Bonds for Georgia State Aid Intercept Program Series 2013 (ST AID WITHHLDG) (NR/Aa1)
2,055,000	5.000	12/01/17	2,128,323
Fulton County Development Authority RB Refunding for Spelman College Series 2012 (NR/A1)
1,010,000	4.000	06/01/18	1,047,703
Georgia State GO Bonds Refunding Series 2011 E-2 (AAA/Aaa)
9,265,000	5.000	09/01/21	10,600,920

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Georgia – (continued)
Georgia State GO Bonds Refunding Series 2011 E-2 (AAA/Aaa)
$11,495,000	4.000%	09/01/17	$ 11,726,509
Gwinnett County School District Sales Tax GO Bonds Series 2012 A (AAA/Aaa)
15,765,000	4.500	10/01/17	16,177,097
Jackson County School District GO Bonds Refunding Series 2012 (ST AID WITHHLDG) (AA+/Aa2)
3,030,000	5.000	03/01/17	3,049,665
4,215,000	5.000	03/01/18	4,403,157
Metropolitan Atlanta Rapid Transit Authority RB Series 2000 A (AAA/Aa1)(b)
7,700,000	1.020	07/01/17	7,700,000
Milledgeville & Baldwin County Development Authority Student Housing RB Refunding for Georgia College & State University Foundation Property V, LLC Project Series 2007 (AMBAC) (A+/WR)(c)
13,905,000	1.167	10/01/24	13,421,662
Richmond County Board of Education GO Bonds for Sales Tax Series 2012 (ST AID WITHHLDG) (AA+/Aa1)
2,000,000	3.000	10/01/17	2,029,960
Thomas County School District Sales Tax GO Bonds Series 2012 (ST AID WITHHLDG) (AA+/NR)
2,655,000	4.000	03/01/17	2,668,249

			103,286,994

Guam – 0.1%
Guam Government Limited Obligation RB Section 30 Series 2016 A (BBB+/NR)
355,000	5.000	12/01/17	364,731
1,000,000	5.000	12/01/18	1,051,950
1,500,000	5.000	12/01/19	1,606,605
Guam Government Privilege Special Tax Refunding Bonds Series 2015 D (A/NR)
265,000	4.000	11/15/18	273,891
1,525,000	5.000	11/15/21	1,671,171
Guam Waterworks Authority RB for Water & Wastewater System Series 2016 (A-/Baa2)
310,000	5.000	07/01/21	340,693
500,000	5.000	07/01/22	554,355

			5,863,396

Hawaii – 0.6%
Hawaii State GO Refunding Bonds Series 2016 FH (AA+/Aa1)
15,000,000	3.000	10/01/21	15,751,050
Honolulu City and County GO Bonds Series C (AA+/Aa1)
10,220,000	4.000	10/01/19	10,900,039

			26,651,089

Idaho – 0.0%
Boise City Independent School District GO Bonds Refunding Series 2012 B (AA/Aa1)
2,095,000	4.000	08/01/18	2,187,746

Illinois – 9.5%
Chicago Illinois Board of Education Dedicated Revenues Series 2007 D (AGM) (AA/A2)
5,000,000	5.000	12/01/21	5,113,400
Chicago Illinois Board of Education GO Bonds Refunding Series 1999 A (NATL-RE FGIC) (AA-/A3)(d)
1,070,000	0.000	12/01/17	1,036,166
6,595,000	0.000	12/01/19	5,871,397

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois Board of Education GO Bonds Refunding Series 2015 A (B/NR)(b)
$30,000,000	4.720%	03/01/17	$ 29,990,100
Chicago Illinois Board of Education GO Bonds Series 1999 A (NATL-RE-IBC FGIC) (AA-/A3)
1,575,000	5.250	12/01/20	1,683,061
Chicago Illinois Capital Appreciation GO Bonds Refunding and Project Series C (BBB+/Ba1)(d)
4,645,000	0.000	01/01/23	3,399,675
Chicago Illinois Emergency Telephone System GO Bonds Refunding Series 1999 (NATL-RE) (AA-/A3)
9,750,000	5.500	01/01/23	10,547,940
Chicago Illinois GO Bonds Project and Refunding RMKT 05/29/15 Series 2003 B (BBB+/Ba1)
2,000,000	5.000	01/01/23	2,001,020
Chicago Illinois GO Bonds Project and Refunding Series 2009 A (BBB+/Ba1)
5,400,000	5.000	01/01/22	5,417,766
Chicago Illinois GO Bonds Project and Refunding Series 2014 A (BBB+/Ba1)
2,075,000	5.000	01/01/22	2,085,894
Chicago Illinois GO Bonds Refunding Capital Appreciation Series 2007 C (NATL-RE) (AA-/A3)
5,000,000	5.000	01/01/30	5,101,600
Chicago Illinois GO Bonds Refunding Series 2012 C (BBB+/Ba1)
14,345,000	5.000	01/01/22	14,420,311
Chicago Illinois GO Bonds Refunding Series 2015 C (BBB+/NR)
1,350,000	5.000	01/01/20	1,370,182
2,000,000	5.000	01/01/21	2,015,800
16,000,000	5.000	01/01/22	16,084,000
13,250,000	5.000	01/01/23	13,256,758
Chicago Illinois Midway Airport Second Lien RB Refunding Series 2014 B (A/A3)
400,000	5.000	01/01/19	426,600
Chicago Illinois Modern Schools Across Chicago Program GO Bonds Series 2010 A (BBB+/Ba1)
6,450,000	4.000	12/01/17	6,505,921
Chicago Illinois O’Hare International Airport RB Refunding General Airport Senior Lien Series 2015 B (A/NR)
4,000,000	5.000	01/01/21	4,427,080
Chicago Illinois Sales Tax Refunding RMKT 06/09/15 Series 2002 (AA/NR)
1,250,000	5.000	01/01/21	1,350,162
Chicago Illinois Wastewater Transmission RB Refunding Second Lien Project Series 2008 C (A/NR)
1,000,000	5.000	01/01/21	1,082,480
Chicago Illinois Water RB Refunding Second Lien Project RMKT 05/23/16 Series 2004 (A/NR)
2,500,000	5.000	11/01/20	2,720,675
Cook County Illinois GO Refunding Bonds Series 2012 C (AA-/A2)
1,500,000	5.000	11/15/19	1,612,350
1,000,000	4.000	11/15/20	1,047,710
Cook County School District No. 99 GO Bonds for Alternate Revenue Source Series 2016 A (NR/NR)(c)
7,700,000	1.500	12/01/26	7,708,547
Glenview GO Refunding Bonds Series 2012 B (NR/Aaa)
1,365,000	4.000	12/01/18	1,431,230
Illinois Educational Facilities Authority RB for University of Chicago Series 2001 B-2 (AA-/Aa2)(b)
6,000,000	1.550	02/13/20	5,915,460

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Illinois – (continued)
Illinois Finance Authority RB Refunding for Illinois Wesleyan University Series 2016 (A-/Baa1)
$220,000	4.000%	09/01/17	$ 223,397
255,000	4.000	09/01/20	268,551
500,000	4.000	09/01/21	528,695
Illinois State Build Illinois Sales Tax RB Series 2011 (AAA/NR)
2,385,000	4.000	06/15/17	2,413,644
Illinois State GO Bonds First Series 2001 (NATL-RE) (AA-/A3)
3,000,000	5.500	08/01/17	3,057,480
Illinois State GO Bonds Refunding Series 2006 (BBB/Baa2)
225,000	5.000	01/01/17	225,000
Illinois State GO Bonds Refunding Series 2009 A (BBB/Baa2)
16,000,000	4.000	09/01/20	16,183,680
Illinois State GO Bonds Refunding Series 2010 (BBB/Baa2)
10,705,000	5.000	01/01/17	10,705,000
18,505,000	5.000	01/01/18	18,957,632
16,490,000	5.000	01/01/20	17,067,645
Illinois State GO Bonds Refunding Series 2012 (BBB/Baa2)
6,970,000	5.000	08/01/17	7,091,906
7,295,000	5.000	08/01/19	7,554,483
10,925,000	5.000	08/01/20	11,340,259
Illinois State GO Bonds Refunding Series 2016 (BBB/Baa2)
20,000,000	5.000	02/01/20	20,712,600
25,110,000	5.000	02/01/21	26,063,427
5,000,000	5.000	02/01/22	5,173,950
Illinois State GO Bonds Series 2012 (BBB/Baa2)
200,000	5.000	03/01/17	201,040
14,360,000	4.000	01/01/19	14,540,936
1,430,000	5.000	03/01/21	1,484,726
Illinois State GO Bonds Series 2012 A (BBB/Baa2)
10,085,000	3.000	01/01/18	10,135,929
Illinois State GO Bonds Series 2013 (BBB/Baa2)
9,070,000	5.000	07/01/17	9,206,141
3,645,000	5.000	07/01/19	3,772,465
Illinois State GO Bonds Series 2013 A (BBB/Baa2)
2,250,000	5.000	04/01/17	2,266,898
Illinois State GO Bonds Series 2014 (BBB/Baa2)
9,155,000	5.000	04/01/17	9,223,754
3,450,000	4.000	02/01/18	3,504,372
3,730,000	5.000	02/01/19	3,851,374
Illinois State Sales Tax RB Junior Obligation Series 2016 A (AAA/NR)
1,475,000	5.000	06/15/22	1,663,992
Illinois State Sales Tax RB Refunding Junior Obligation Series 2016 C (AAA/NR)
675,000	4.000	06/15/21	722,324
2,875,000	5.000	06/15/22	3,243,374
Illinois State Sales Tax RB Refunding Junior Obligation Series 2016 D (AAA/NR)
3,185,000	4.000	06/15/21	3,408,300
Illinois Unemployment Insurance Fund Building Receipts RB Series 2012 B (AA/NR)
3,555,000	5.000	12/15/17	3,558,875
McHenry and Lake County Community Highschool No. 156 GO Bonds Refunding Series 2013 (NR/Aa2)
2,245,000	3.000	02/01/17	2,248,322
2,690,000	3.000	02/01/18	2,741,998
Quad Cities Regional Economic Development Authority RB for Augustana College Series 2012 (NR/Baa1)
840,000	3.000	10/01/17	845,065

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Illinois – (continued)
Railsplitter Tobacco Settlement Authority Tobacco Settlement RB Series 2010 (A/NR)
$10,000,000	5.000%	06/01/17	$ 10,135,500
Regional Transportation Authority Illinois GO Refunding Series 2011 A (AGM) (GO OF AUTH) (AA/Aa3)
13,545,000	5.000	06/01/17	13,750,749
Springfield Electric RB Refunding Senior Lien Series 2015 (A/A3)
2,000,000	5.000	03/01/21	2,217,820
Springfield Electric RB Senior Lien Series 2007 (NATL-RE) (AA-/A3)(a)
7,500,000	5.000	03/01/17	7,548,075
University of Illinois Board Trustees COP RB Refunding Series 2016 A (A+/Aa3)
13,775,000	2.000	08/15/17	13,848,559
5,000,000	5.000	08/15/20	5,490,650
5,000,000	5.000	08/15/21	5,564,150

			436,366,022

Indiana – 0.6%
City of Whiting Environmental Facilities RB for BP Products North America, Inc. Project Series 2008 (A-/A2)(b)
15,000,000	1.850	10/01/19	14,896,500
Delaware County Indiana Hospital Authority RB Refunding for Ball Memorial Hospital, Inc. Obligated Group Series 2009 A (ETM) (NR/WR)(a)
1,085,000	5.500	08/01/17	1,112,971
4,585,000	5.625	08/01/18	4,898,522
Indiana Finance Authority Hospital RB for Indiana University Health Obligated Group Series 2012 A (A/A2)
520,000	5.000	05/01/17	526,630
855,000	5.000	05/01/20	936,157
Indiana Health Facilities Financing Authority RB for Ascension Series 2001 (AA+/Aa2)(b)
4,590,000	1.600	02/01/17	4,593,397
Indiana State Finance Authority RB for Community Foundation of Northwest Indiana Obligated Group Series 2012 (A+/NR)
800,000	5.000	03/01/18	833,448
500,000	5.000	03/01/19	529,300
650,000	5.000	03/01/20	699,198

			29,026,123

Iowa – 0.1%
Iowa Finance Authority Health Facilities RB for Mercy Medical Center Projects Series 2012 (A/A2)
1,400,000	4.000	08/15/17	1,420,426
Iowa Finance Authority State Revolving Fund RB Series 2013 (AAA/Aaa)
1,000,000	5.000	08/01/18	1,058,350
Iowa State University of Science and Technology RB Refunding for Memorial Union Series 2013 (AA/Aa2)
1,055,000	1.500	07/01/17	1,057,975

			3,536,751

Kansas – 0.8%
Johnson County Public Building Commission RB Refunding for Kansas Lease Purchase Series 2015 B (AAA/Aaa)
2,735,000	2.000	09/01/19	2,769,023
3,810,000	2.000	09/01/20	3,842,195

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Kansas – (continued)
Johnson County Unified School District No. 229 GO Bonds for Kansas Blue Valley Series 2015 B (AA+/Aaa)
$8,125,000	5.000%	10/01/19	$ 8,880,543
Johnson County Unified School District No. 512 GO Bonds for Kansas Shawnee Mission Series 2012 A (NR/Aaa)
6,085,000	4.000	10/01/18	6,368,622
Olathe Health Facilities RB for Medical Center Series 2012 B (A+/NR)(b)
3,000,000	2.000	03/01/17	3,001,920
Sedgwick County Kansas Unified School District No. 259 GO Bonds Refunding and Improvement Series 2015 A (NR/Aa2)
3,455,000	4.000	10/01/20	3,733,784
3,000,000	4.000	10/01/21	3,274,170
Wichita GO Refunding Bonds Series 2012 A (AA+/Aa1)
2,585,000	4.000	09/01/19	2,747,700
Wichita GO Sales Tax Bonds Series 2012 D (AA+/Aa1)
1,130,000	3.000	10/01/19	1,172,827

			35,790,784

Kentucky – 1.4%
Kentucky Public Transportation Infrastructure Authority Subordinate Toll Revenue BANS for Downtown Crossing Project Series 2013 A (BBB-/Baa3)
15,000,000	5.000	07/01/17	15,234,000
Kentucky State Property and Buildings Commission for Project 100 RB Refunding Series 2011 A (A/Aa3)
5,040,000	4.000	08/01/17	5,125,176
Kentucky State Property and Buildings Commission for Project 99 RB Refunding Series 2010 A (A/Aa3)
4,480,000	5.000	11/01/18	4,763,226
Kentucky State Turnpike Authority Economic Development Road RB Refunding for Revitalization Projects Series 2016 A (AA-/Aa2)
950,000	2.000	07/01/20	950,313
Louisville & Jefferson County Metro Government Environmental Facilities RB Refunding for Louisville Gas and Electric Company Project Series 2003 A (A/A1)(b)
10,000,000	1.150	06/01/17	9,991,100
Louisville & Jefferson County Metro Government Health System RB for Norton Healthcare, Inc. Series 2016 A (A-/NR)
1,000,000	5.000	10/01/18	1,055,930
625,000	5.000	10/01/19	669,869
550,000	5.000	10/01/20	599,181
Louisville & Jefferson County PCRB for Louisville Gas & Electric Company Project Series 2003 A (A/A1)(b)
10,500,000	1.650	04/03/17	10,507,560
Trimble County Kentucky Pollution Control RB for Gas and Electric Company Project Series 2001 A (A/A1)(b)
6,000,000	1.050	03/01/18	5,961,660
University of Kentucky General Receipts RB Refunding Series 2015 B (AA/Aa2)
3,730,000	5.000	10/01/18	3,965,139
University of Kentucky General Receipts RB Refunding Series 2015 C (AA/Aa2)
1,705,000	4.000	10/01/18	1,783,277
University of Louisville General Receipts RB Refunding Series 2016 C (AA-/Aa3)
4,680,000	3.000	09/01/21	4,886,996

			65,493,427

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Louisiana – 0.6%
City of Shreveport Louisiana Water and Sewer RB Refunding Series 2014 A (BAM) (AA/A3)
$3,000,000	5.000%	12/01/19	$ 3,253,650
Ernest N. Morial New Orleans Exhibition Hall Authority Special Tax Refunding Bonds Series 2012 (A+/A1)
375,000	2.000	07/15/17	376,751
1,740,000	4.000	07/15/17	1,766,378
680,000	2.000	07/15/18	685,216
1,040,000	4.000	07/15/18	1,079,281
1,000,000	5.000	07/15/19	1,081,820
Jefferson Parish Sales Tax RB Refunding School Series 2012 (AA/NR)
1,015,000	3.000	02/01/17	1,016,624
1,565,000	3.000	02/01/18	1,596,597
Louisiana Public Facilities Authority RB for Hurricane Recovery Program Series 2007 (AGC-ICC) (AMBAC) (AA/A1)(a)
8,250,000	5.000	06/01/17	8,385,218
New Orleans Audubon Commission for Aquarium Tax Bonds Series 2011 (A/NR)
2,825,000	5.000	10/01/17	2,903,902
New Orleans GO Bonds Refunding Series 2012 (AA-/A3)
4,030,000	4.000	12/01/17	4,128,695

			26,274,132

Maine – 0.1%
Maine Governmental Facilities Authority Lease Rental RB Series 2015 B (AA-/Aa3)
685,000	5.000	10/01/19	744,075
1,985,000	4.000	10/01/20	2,130,262
1,345,000	4.000	10/01/21	1,454,604

			4,328,941

Maryland – 3.9%
Baltimore County Maryland GO Bonds 74th Issue for Metropolitan District Public Improvement Series 2011 (AAA/Aaa)
9,000,000	5.000	02/01/17	9,027,540
Carroll County Maryland Consolidated Public Improvement and Refunding Bonds Series 2011 (AAA/Aa1)
2,075,000	5.000	11/01/17	2,143,455
3,055,000	4.000	11/01/18	3,207,536
Charles County Maryland GO Bonds Refunding Series 2011 (AAA/Aaa)
5,405,000	4.000	11/01/17	5,539,639
City of Baltimore Revenue Bonds for Water Projects Series 2002 Subseries B (NATL-RE FGIC) (AA/Aa2)(c)
11,350,000	0.932	07/01/37	9,696,060
City of Baltimore Revenue Bonds for Water Projects Series 2002 Subseries C (AA-/Aa3)(c)
7,025,000	0.977	07/01/37	5,972,078
Maryland State Department of Transportation Consolidated RB Series 2013 (AAA/Aa1)
6,965,000	4.000	02/15/20	7,481,246
Maryland State Department of Transportation Consolidated RB Series 2015 (AAA/Aa1)
15,995,000	5.000	02/01/19	17,194,145

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Maryland – (continued)
Maryland State Economic Development Corporation Student Housing RB Refunding for University of Maryland College Park Projects Series 2016 (AGM) (AA/A2)
$795,000	4.000%	06/01/18	$ 822,761
600,000	4.000	06/01/19	632,094
600,000	4.000	06/01/20	639,510
660,000	4.000	06/01/21	710,761
Maryland State GO Bonds for State and Local Facilities Loan Second Series 2014 C (AAA/Aaa)
58,585,000	5.000	08/01/21	66,915,787
Maryland State GO Bonds for State and Local Facilities Loan Series 2012 B (AAA/Aaa)
8,980,000	5.000	03/15/20	9,953,612
Maryland State GO Bonds for State and Local Facilities Loan Series 2013 B (AAA/Aaa)(a)
5,140,000	5.000	03/01/21	5,767,080
Prince George’s County GO Bonds Refunding for Consolidated Public Improvement Bonds Series 2016 B (AAA/Aaa)
5,000,000	4.000	07/15/21	5,480,800
University of Maryland RB Refunding for Maryland Auxiliary Facility & Tuition Series 2016 B (AA+/Aa1)
4,970,000	3.000	04/01/21	5,220,587
University of Maryland RB Refunding Revolving Loan Series 2003 A (AA+/Aa1)(b)
2,010,000	1.250	06/01/18	2,004,412
Washington Suburban Sanitary District GO Bonds Refunding Consolidated Public Improvement Second Series 2016 (AAA/Aaa)
5,660,000	5.000	06/01/18	5,966,998
5,555,000	5.000	06/01/19	6,024,953
Washington Suburban Sanitary District GO Bonds Refunding Consolidated Public Improvement Series 2015 (AAA/Aaa)
9,905,000	3.000	06/01/19	10,276,140

			180,677,194

Massachusetts – 3.6%
Massachusetts Bay Transportation Authority Sales Tax RB Refunding for Capital Appreciation Senior Series 2016 A (AA+/Aa2)(d)
8,255,000	0.000	07/01/21	7,401,846
Massachusetts Commonwealth Transportation Fund RB for Accelerated Bridge Program Series 2012 A (AAA/Aa1)(a)
10,000,000	5.000	06/01/21	11,358,400
Massachusetts Commonwealth Transportation Fund RB for Rail Enhancement Program Series 2015 A (AAA/Aa1)
4,000,000	5.000	06/01/20	4,450,360
11,155,000	5.000	06/01/21	12,680,446
Massachusetts Development Finance Agency RB for Harvard University Series 2009 A (NR/NR)(a)
28,790,000	5.500	11/15/18	30,994,738
Massachusetts Development Finance Agency RB for Partners HealthCare System Series 2014 M-5 (AA-/Aa3)(b)
19,530,000	1.270	01/30/18	19,531,953
Massachusetts School Building Authority RB Refunding Senior Dedicated Sales Tax Series 2012 B (AA+/Aa2)
3,000,000	5.000	08/15/20	3,338,580
Massachusetts State Development Finance Agency RB Refunding for Boston University Issue Series Z-1 (A+/A1)
10,000,000	1.500	08/01/19	9,974,900

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Massachusetts – (continued)
Massachusetts State GO Bonds Consolidated Loan Series 2007 A (NATL-RE FGIC) (AA+/Aa1)(c)
$15,000,000	1.164%	05/01/37	$ 13,551,150
Massachusetts State GO Bonds Consolidated Loan Series 2009 A (AA+/Aa1)(a)
5,210,000	5.000	03/01/19	5,616,067
Massachusetts State GO Bonds Consolidated Loan Series 2012 A (BHAC-CR) (AA+/Aa1)(c)
26,250,000	1.164	05/01/37	23,714,513
Massachusetts State GO Bonds Consolidated Loan Series 2012 D (AA+/Aa1)(c)
7,000,000	1.150	01/01/18	7,003,710
Massachusetts State GO Bonds Refunding Series 2013 A (AA+/Aa1)(c)
6,000,000	1.080	02/01/17	5,999,940
Massachusetts State GO Refunding Bonds Series 2007 A (AA+/Aa1)(c)
8,000,000	1.144	11/01/25	7,607,120

			163,223,723

Michigan – 3.4%
Allendale Public School GO Bonds Refunding Series 2016 (Q-SBLF) (AA-/NR)
2,500,000	5.000	05/01/22	2,842,950
1,275,000	5.000	11/01/22	1,461,545
Detroit Michigan Sewage Disposal System RB Refunding Senior Lien Series 2004 A (AGM) (AA/A2)
2,990,000	5.250	07/01/20	3,308,435
Detroit Michigan Water Supply System RB Senior Lien Series 2011 A (A-/A3)
1,295,000	5.000	07/01/17	1,314,438
Macomb County Michigan L’anse Creuse Public Schools Unlimited Tax GO Bonds Refunding Series 2015 (Q-SBLF) (AA-/NR)
1,250,000	5.000	05/01/20	1,372,875
Macomb County Michigan Roseville Community Schools Unlimited Tax GO Bonds Refunding Series 2014 (Q-SBLF) (AA-/NR)
250,000	5.000	05/01/17	252,982
365,000	5.000	05/01/18	381,458
900,000	5.000	05/01/19	968,391
Michigan Finance Authority Hospital RB Refunding for Beaumont Health Credit Group Series 2015 A (A/A1)
2,300,000	4.000	08/01/20	2,434,941
3,500,000	5.000	08/01/21	3,882,165
Michigan Finance Authority Hospital RB Refunding for Henry Ford Health System Series 2016 (A/A3)
200,000	5.000	11/15/19	215,904
200,000	5.000	11/15/20	219,604
500,000	5.000	11/15/21	556,140
Michigan Finance Authority Local Government Loan Program RB for City Of Detroit Distributable State Aid Fourth Lien Utgo Refunding Local Project Bonds Series 2016 C-3 (MUN GOVT GTD) (A-/A2)
3,500,000	5.000	04/01/20	3,806,915
Michigan Finance Authority Local Government Loan Program RB for Detroit Financial Recovery Income Tax Revenue and Refunding Local Project Bonds Series 2014 F (A/NR)
500,000	3.400	10/01/20	510,920
500,000	3.600	10/01/21	514,035
500,000	3.800	10/01/22	518,520

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Michigan – (continued)
Michigan Finance Authority Local Government Loan Program RB for Detroit Water and Sewerage Department Sewage Disposal System RB Refunding Local Project Bonds Senior Lien Series 2014 C-3 (AGM) (AA/A2)
$5,125,000	5.000%	07/01/21	$ 5,695,771

Michigan Finance Authority Local Government Loan Program RB for Detroit Water and Sewerage Department Sewage Disposal System RB Refunding Local Project Bonds Senior Lien Series 2014 C-5 (NATL-RE FGIC) (AA-/A3)

5,570,000	5.000	07/01/17	5,675,050
1,500,000	5.000	07/01/18	1,577,010
Michigan Finance Authority Local Government Loan Program RB for Detroit Water and Sewerage Department Water Supply System RB Refunding Local Project Bonds Senior Lien Series 2014 D-1 (AGM) (AA/A2)
3,165,000	5.000	07/01/20	3,462,162
10,000,000	5.000	07/01/21	11,113,700
9,225,000	5.000	07/01/22	10,390,948
5,000,000	5.000	07/01/23	5,689,850

Michigan Finance Authority Local Government Loan Program RB for Detroit Water and Sewerage Department Water Supply System RB Refunding Local Project Bonds Senior Lien Series 2014 D-3 (NATL-RE FGIC) (AA-/A3)

7,410,000	5.000	07/01/18	7,790,429
5,000,000	5.000	07/01/19	5,362,400
1,390,000	5.000	07/01/20	1,520,507
Michigan Finance Authority Local Government Loan Program RB for Detroit Water and Sewerage Department Water Supply System RB Refunding Local Project Bonds Series 2015 D-1 (A-/A3)
200,000	3.000	07/01/17	201,768
700,000	5.000	07/01/19	752,150
375,000	5.000	07/01/20	410,209
750,000	5.000	07/01/21	832,177
Michigan Finance Authority Local Government Loan Program RB for Public Lighting Authority Local Project Bonds Series 2014 B (A-/NR)
1,400,000	4.000	07/01/18	1,440,250
1,125,000	5.000	07/01/19	1,198,913
1,200,000	5.000	07/01/20	1,300,884
Michigan Finance Authority Local Government Loan Program RB Refunding for Regional Convention Facility Local Project Series 2014 H-1 (AA-/NR)
1,135,000	5.000	10/01/18	1,198,072
825,000	5.000	10/01/19	889,936
1,140,000	5.000	10/01/20	1,235,441
Michigan Finance Authority RB for Detroit School District Series 2011 (ETM) (ST AID WITHHLDG) (NR/NR)(a)
7,500,000	5.250	06/01/17	7,628,925
Michigan Finance Authority RB Refunding for Detroit School District Series 2012 (ETM) (ST AID WITHHLDG) (NR/NR)(a)
1,375,000	4.000	06/01/17	1,391,693
Michigan Finance Authority RB Refunding for Unemployment Obligation Assessment Series 2012 B (AAA/Aaa)
4,085,000	5.000	01/01/20	4,438,230
Michigan Flushing Community Schools Unlimited Tax GO Bonds Refunding Series 2015 (Q-SBLF) (NR/Aa1)
1,040,000	4.000	05/01/19	1,095,442
500,000	4.000	05/01/20	533,140

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Michigan – (continued)
Michigan State Hospital Finance Authority RB Refunding for Ascension Health Credit Group Series 2010 F-1 (AA+/Aa2)(b)
$3,050,000	2.000%	05/30/18	$ 3,082,117
Michigan State Strategic Fund Tax-Exempt Adjustable Mode Facilities RB for Waste Management, Inc. Project Series 2001 (AMT) (A-/NR)(b)
10,800,000	1.500	08/01/17	10,807,344
Michigan Strategic Fund RB Refunding for The Detroit Edison Company Pollution Control Bonds Project Series 1995 CC (A/Aa3)(b)
4,000,000	1.450	09/01/21	3,869,640
Michigan Strategic Fund RB Refunding for The Detroit Edison Company Pollution Control Bonds Project Series 2008 ET-2 (A/Aa3)(b)
2,000,000	1.450	09/01/21	1,934,820
Pinckney Community Schools Livingston and Washtenaw County GO Refunding Bonds Series 2014 (Q-SBLF) (AA-/NR)
645,000	4.000	05/01/17	650,760
1,000,000	5.000	05/01/18	1,046,300
2,475,000	5.000	05/01/20	2,701,586
Rochester Community School District GO Refunding Bonds Series 2012 (Q-SBLF) (AA-/NR)
875,000	4.000	05/01/18	905,975
700,000	4.000	05/01/19	737,478
Royal Oak Hospital Finance Authority RB for William Beaumont Hospital Series 2014 D (A/A1)
1,500,000	5.000	09/01/19	1,612,950
St. Clair County Michigan East China School District 2015 School Bus GO Bonds Refunding Series I (Q-SBLF) (AA-/NR)
3,170,000	3.000	05/01/19	3,267,065
University of Michigan RB Refunding Series 2010 C (AAA/Aaa)
4,555,000	5.000	04/01/21	5,029,677
Warren Consolidated School District Unlimited Tax GO Bonds Refunding Series 2016 B (BAM) (AA/NR)
1,260,000	4.000	05/01/17	1,271,945
1,625,000	4.000	05/01/18	1,680,786
1,790,000	5.000	05/01/19	1,924,322
Washtenaw County Ypsilanti Community Schools Unlimited Tax GO Bonds Refunding Series 2015 A (Q-SBLF) (AA-/NR)
1,420,000	4.000	05/01/19	1,488,387
Washtenaw County Ypsilanti Community Schools Unlimited Tax GO Bonds Refunding Series 2016 A (Q-SBLF) (AA-/NR)
1,260,000	4.000	05/01/20	1,335,159
1,000,000	5.000	05/01/21	1,104,810
1,000,000	5.000	05/01/22	1,116,950
Wayne County Airport Authority RB Refunding for Detroit Metropolitan Wayne County Airport Series 2012 A (A/A2)
1,270,000	5.000	12/01/18	1,345,527
1,385,000	5.000	12/01/19	1,495,578
Western Township Utilities Authority Sewage Disposal System Limited Tax RB for Series 2012 (MUN GOVT GTD) (AA/NR)
1,000,000	4.000	01/01/19	1,046,190

			156,842,641

Minnesota – 0.8%
Circle Pines Minnesota Independent School District No. 012 GO Bonds Series 2015 A (SD CRED PROG) (AA+/NR)(d)
675,000	0.000	02/01/21	622,208

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Minnesota – (continued)
Farmington Minnesota Independent School District No. 192 GO School Building Refunding Bonds Series 2012 D (SD CRED PROG) (NR/Aa2)
$2,595,000	1.500%	06/01/17	$ 2,601,591
3,190,000	1.500	06/01/18	3,201,963
Minneapolis Minnesota Convention Center GO Bonds Refunding Series 2011 A (AAA/Aa1)
7,980,000	2.000	12/01/17	8,047,431
Minneapolis Minnesota Various Purpose GO Improvement Bonds Series 2016 (AAA/Aa1)
10,000,000	2.000	12/01/20	10,097,700
Minnesota Higher Education Facilities Authority RB for University of St. Thomas Series 2013 7-U (NR/A2)
500,000	5.000	04/01/18	522,845
Minnesota State Trunk Highway GO Bonds Refunding Series 2014 E (AA+/Aa1)
12,220,000	2.000	08/01/18	12,375,561
Watertown Independent School District No. 111 GO Refunding Bonds for School Building Series 2012 B (SD CRED PROG) (AA+/NR)
1,000,000	3.000	02/01/17	1,001,620

			38,470,919

Mississippi – 0.1%
Mississippi Development Bank Special Obligation RB for Marshall County IDA Mississippi Highway Construction Project Series 2012 (AA-/Aa3)
3,845,000	1.000	01/01/17	3,845,000

Missouri – 1.5%
City of Columbia Electric Utility Special Obligation RB for Annual Appropriation Series 2012 E (AA/NR)
1,995,000	4.000	09/01/18	2,083,917
2,075,000	4.000	09/01/19	2,202,820
Missouri State Development Finance Board Infrastructure Facilities Leasehold Improvement and RB Refunding for City of Independence Electric System Projects Series 2012 F (A/NR)
1,180,000	4.000	06/01/18	1,223,212
960,000	4.000	06/01/19	1,002,326
1,000,000	4.000	06/01/20	1,054,020
Missouri State Highways and Transportation Commission Second Lien GO Refunding State Road Bonds Series 2014 B (AAA/Aa1)
34,540,000	5.000	05/01/18	36,298,086
24,275,000	5.000	05/01/19	26,293,466
St. Louis Airport RB Refunding for Lambert St. Louis International Airport Series 2013 (A-/A3)
765,000	5.000	07/01/18	804,505

			70,962,352

Montana – 0.4%
Forsyth Montana Pollution Control RB Refunding for Northwestern Corp. Colstrip Project Series 2016 (A-/A1)
11,000,000	2.000	08/01/23	10,350,670

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Montana – (continued)
Montana State Department of Transportation Refunding Grant Anticipation Notes for Highway 93 Advance Construction Project-Garvees Series 2012 (AA/A2)
$1,600,000	2.000%	06/01/17	$ 1,606,192
2,000,000	3.000	06/01/17	2,015,800
1,750,000	3.000	06/01/18	1,791,038
800,000	4.000	06/01/18	829,864

			16,593,564

Nebraska – 0.6%
Gas Supply RB Refunding for Central Plains Energy Project Series 2014 (NR/Aa3)(b)
20,000,000	5.000	12/01/19	21,738,200
Lincoln County Hospital Authority No. 1 RB Refunding for Great Plains Regional Medical Center Project Series 2012 (A-/NR)
435,000	4.000	11/01/17	444,931
750,000	4.000	11/01/19	784,837
690,000	4.000	11/01/20	727,743
Omaha Nebraska Special Tax RB Refunding for Performing Arts Project Series 2012 (AA+/Aa3)
1,765,000	3.000	10/15/17	1,791,158
1,785,000	3.000	10/15/18	1,836,854

			27,323,723

Nevada – 1.5%
Clark County Department of Aviation RB Refunding for Airport System Junior Subordinate Lien Series 2015 B (AMT) (A+/A2)
18,285,000	3.000	07/01/17	18,431,463
Clark County Improvement District Refunding for Special Improvement District No. 142 Mountain Edge Local Improvement Series 2012 (BBB/NR)
3,375,000	4.000	08/01/17	3,397,579
Clark County School District Limited Tax GO Bonds Refunding Series 2015 B (AA-/A1)
11,900,000	5.000	06/15/18	12,517,372
10,300,000	5.000	06/15/19	11,143,879
Las Vegas City Limited Tax GO Bonds Medium-Term Various Purpose Series 2011 A (AA/Aa2)
2,810,000	4.000	12/01/17	2,812,473
Nevada State Limited Tax GO Bonds Refunding for Capital Improvement Series 2015 D (AA/Aa2)
18,085,000	5.000	04/01/21	20,381,071

			68,683,837

New Hampshire – 1.0%
New Hampshire Business Finance Authority RB for Pollution Control Project Series 2001 A (AMT) (NATL-RE) (AA-/A1)(c)
50,475,000	1.138	05/01/21	46,839,065
New Hampshire State Business Finance Authority RB for Waste Management, Inc. Series 2003 (AMT) (A-/NR)(b)
1,200,000	2.125	06/01/18	1,205,052

			48,044,117

New Jersey – 5.9%
Atlantic County College GO Bonds Series 2013 (ST AID WITHHLDG) (AA/Aa2)
2,025,000	1.000	03/01/17	2,025,061

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
New Jersey – (continued)
Bergen County New Jersey GO Refunding Bonds for General Improvement Series 2011 A (ST AID WITHHLDG) (NR/Aaa)
$2,355,000	2.000%	12/01/17	$ 2,375,748
Burlington County New Jersey GO Bonds Series 2015 A (AA/Aa2)
1,080,000	2.000	05/01/18	1,091,146
1,275,000	2.000	05/01/19	1,287,737
Casino Reinvestment Development Authority Luxury Tax RB Series 2014 (BBB+/Baa2)
1,000,000	4.000	11/01/17	1,009,490
East Brunswick Township Board of Education Refunding Bonds Series 2012 (SCH BD RES FD) (NR/Aa2)
1,130,000	4.000	11/01/18	1,183,494
1,300,000	5.000	11/01/19	1,421,459
Gloucester County Improvement Authority RB Refunding for Solid Waste Management, Inc. Project Series 1999 A (A-/NR)(b)
2,950,000	2.125	12/01/17	2,967,287
Gloucester County New Jersey GO Bonds Refunding Series 2011 (AA/NR)
1,245,000	3.000	10/01/17	1,262,903
Hudson County New Jersey GO Refunding Bonds Series 2015 (AGM) (AA/Aa3)
700,000	4.000	02/15/19	729,379
725,000	4.000	02/15/20	763,128
1,025,000	4.000	02/15/21	1,084,286
Mercer County New Jersey GO Bonds Series 2015 (AA+/NR)
2,155,000	0.050	02/01/18	2,130,713
2,355,000	0.050	02/01/19	2,283,243
Mercer County New Jersey GO Bonds Series 2016 (AA+/NR)
2,535,000	1.500	07/15/19	2,529,981
2,730,000	1.500	07/15/20	2,693,063
3,380,000	1.500	07/15/21	3,273,733
Middlesex County New Jersey GO Bonds for General Improvements Series 2016 (AAA/NR)
4,675,000	3.000	01/15/20	4,871,911
Morris County Improvement Authority RB Refunding for Governmental Loan Series 2015 (CNTY GTD) (AAA/Aaa)
4,000,000	3.000	05/01/19	4,143,840
New Jersey Economic Development Authority RB for School Facilities Construction Bonds Series 2011 GG (ETM) (ST APPROP) (NR/A3)(a)
4,485,000	5.000	09/01/19	4,885,959
New Jersey Educational Facilities Authority RB for Rider University Series 2012 A (BBB-/Baa2)
1,240,000	5.000	07/01/17	1,260,014
1,265,000	4.000	07/01/18	1,293,677
New Jersey Educational Facilities Authority RB Refunding for New Jersey City University Series 2016 D (AGM) (AA/A2)
2,085,000	3.000	07/01/19	2,135,895
2,150,000	3.000	07/01/20	2,206,717
2,210,000	3.000	07/01/21	2,267,062
New Jersey Health Care Facilities Financing Authority RB for Princeton Healthcare System Issue Series 2016 A (BBB/Baa2)
750,000	5.000	07/01/21	835,552
New Jersey Health Care Facilities Financing Authority RB for Trinitas Hospital Obligated Group Series 2007 A (BBB/Baa2)
8,980,000	5.250	07/01/30	9,061,089
New Jersey Health Care Facilities Financing Authority RB Refunding for Barnabas Health Series 2012 A (A+/A1)
350,000	5.000	07/01/17	356,618
400,000	5.000	07/01/18	420,960

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Health Care Facilities Financing Authority RB Refunding for Trinitas Regional Medical Center Series 2017 A (BBB/Baa2)(f)
$6,600,000	5.000%	07/01/17	$ 6,646,464
4,300,000	5.000	07/01/18	4,441,470
1,530,000	5.000	07/01/19	1,608,474
1,000,000	5.000	07/01/20	1,067,100
1,000,000	5.000	07/01/21	1,080,350
1,240,000	5.000	07/01/22	1,341,940
New Jersey State GO Bonds Refunding Series 2016 T (A-/A2)
7,515,000	5.000	06/01/18	7,862,193
New Jersey State Transit Corp. Refunding Grant Anticipation Notes Series 2014 A (A/A3)
7,500,000	5.000	09/15/18	7,886,925
New Jersey State Turnpike Authority RB Refunding Series 2014 C (A+/A2)
22,000,000	5.000	01/01/20	24,066,460
New Jersey State Turnpike Authority RB Series 2000 C (NATL-RE) (AA-/A2)(c)
21,625,000	1.278	01/01/30	19,615,437
New Jersey State Turnpike Authority RB Series 2000 D (NATL-RE) (AA-/A2)(c)
21,500,000	1.260	01/01/30	19,501,992
New Jersey State Turnpike Authority RB Series 2012 B (A+/A2)
10,000,000	5.000	01/01/19	10,679,200
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2010 A (BBB+/A3)(d)
5,365,000	0.000	12/15/26	3,439,770
New Jersey Transportation Trust Fund Authority RB for Transportation Program Bonds Series 2012 AA (ST APPROP) (BBB+/A3)
2,945,000	5.000	06/15/19	3,089,158
New Jersey Transportation Trust Fund Authority RB for Transportation Program Bonds Series 2014 AA (BBB+/A3)
1,900,000	5.000	06/15/17	1,926,600
10,000,000	5.000	06/15/21	10,646,100
New Jersey Transportation Trust Fund Authority RB for Transportation Program Bonds Series 2015 AA (BBB+/A3)
1,000,000	5.000	06/15/21	1,064,610
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 A (BBB+/A3)
15,550,000	5.250	12/15/20	16,638,811
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2008 A (AA+/Aaa)(a)
1,435,000	6.000	12/15/18	1,565,815
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2010 D (BBB+/A3)
3,015,000	5.000	12/15/23	3,179,348
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2011 B (BBB+/A3)
1,000,000	5.000	06/15/17	1,014,000
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2013 A (BBB+/A3)
2,010,000	4.000	06/15/18	2,057,376
1,485,000	5.000	06/15/20	1,566,526
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2011 A (ST APPROP) (BBB+/A3)
5,115,000	5.000	06/15/23	5,415,199

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2013 A (BBB+/A3)
$6,235,000	5.000%	12/15/19	$ 6,580,232
New Jersey Transportation Trust Fund Authority RB Refunding for Transportation Systems Series 2010 D (BBB+/A3)
26,545,000	5.250	12/15/23	28,389,612
New Jersey Turnpike Authority Turnpike RB Series 2014 B-3 (A+/A2)(b)
2,750,000	0.983	01/01/18	2,744,363
Princeton GO Bonds Refunding Series 2016 (AAA/Aaa)
1,000,000	3.000	01/01/19	1,032,470
540,000	3.000	01/01/20	561,978
Somerset County New Jersey GO Bonds Series 2015 B (AAA/Aaa)
1,215,000	2.000	07/01/18	1,228,754
Toms River Township Board of Education School District GO Refunding Bonds Series 2012 (SCH BD RES FD) (AA-/NR)
855,000	3.000	07/15/17	863,704
Toms River Township General Improvement Bonds Series 2010 (AA/NR)
3,260,000	3.000	06/15/18	3,340,457
Union County New Jersey GO Bonds Refunding Series B (ETM) (NR/NR)(a)
25,000	3.000	03/01/19	25,835
Union County New Jersey GO Bonds Series B (AA+/Aa1)
1,240,000	3.000	03/01/19	1,282,234
Wayne Township School District GO Refunding and General Improvement Bonds Series 2016 (NR/Aaa)
1,250,000	2.000	07/15/19	1,263,888
1,300,000	2.000	07/15/20	1,311,063

			269,877,053

New Mexico – 0.5%
Farmington City PCRB Refunding for Public Servicing Co. of New Mexico San Juan & Four Corners Projects Series 2016 B (BBB+/Baa2)(b)
15,000,000	1.875	10/01/21	14,426,850
New Mexico State Severance Tax RB Series 2010 A (AA-/Aa2)
2,000,000	5.000	07/01/17	2,039,900
New Mexico State Severance Tax RB Series 2011 A-1 (AA-/Aa2)
5,475,000	5.000	07/01/17	5,584,226

			22,050,976

New York – 13.4%
Brooklyn Arena Local Development Corp. Pilot RB Refunding for Barclays Center Series 2016 A (BBB-/Baa3)
1,250,000	5.000	07/15/21	1,377,912
500,000	5.000	07/15/22	557,325
500,000	5.000	07/15/23	559,825
City of Yonkers New York School GO Bonds Refunding Series 2014 A (AGM) (AA/A2)
2,890,000	5.000	09/01/18	3,054,238
3,135,000	5.000	09/01/19	3,392,227
Metropolitan Transportation Authority RB Refunding Series 2008 B-4 (AA-/A1)(b)
20,425,000	5.000	11/15/19	22,138,045
Metropolitan Transportation Authority RB Refunding Series 2016 C-2B (AA-/A1)(b)
13,675,000	5.000	02/15/20	14,862,947

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
New York – (continued)
Metropolitan Transportation Authority RB Refunding Subseries 2012 G-3 (AA-/A1)(b)
$20,000,000	1.113%	02/01/20	$ 19,809,600
Metropolitan Transportation Authority RB Series 2011 B (AA-/A1)(b)
50,000,000	0.763	11/01/17	49,867,000
New York City GO Bonds Fiscal 2006 Series H Subseries H2 (AA/Aa2)(b)
900,000	0.740	01/03/17	900,000
New York City GO Bonds Refunding RMKT 03/19/13 Subseries 2008 J-4 (AA/Aa2)(c)
6,250,000	1.270	08/01/25	6,252,937
New York City GO Bonds Series 2014 J (AA/Aa2)
52,045,000	5.000	08/01/18	55,065,171
New York City Transitional Finance Authority RB Future Tax Subordinate Fiscal 2013 Series B (AAA/Aa1)
8,620,000	5.000	11/01/17	8,902,995
New York City Transitional Finance Authority RB Future Tax Subordinate Fiscal 2013 Series B (ETM) (NR/NR)(a)
2,030,000	5.000	11/01/17	2,095,610
New York City Transitional Finance Authority RB Refunding for Future Tax Fiscal 2013 Series 2012 E (AAA/Aa1)
3,775,000	5.000	11/01/22	4,389,910
New York State Dormitory Authority General Purpose Personal Income Tax RB Series 2015 E (AAA/Aa1)
7,145,000	5.000	03/15/21	8,070,706
New York State Dormitory Authority General Purpose Personal Income Tax RB Series 2016 D (AAA/Aa1)
5,000,000	3.000	02/15/19	5,174,300
1,880,000	4.000	02/15/20	2,017,560
1,885,000	4.000	02/15/21	2,050,936
New York State Dormitory Authority North Shore-Long Island Jewish Obligated Group RB Series 2011 A (A-/A3)
2,215,000	4.000	05/01/17	2,235,777
New York State Dormitory Authority RB Refunding for Long Island University Series 2012 A (BBB/Baa3)
3,000,000	4.000	09/01/17	3,050,490
3,665,000	5.000	09/01/18	3,851,072
New York State Dormitory Authority State Sales Tax RB Series 2015 A (AAA/Aa1)
23,960,000	5.000	03/15/19	25,876,800
New York State Dormitory Authority State Sales Tax RB Series 2015 B (AAA/Aa1)
15,275,000	5.000	03/15/20	16,921,034
30,000,000	5.000	03/15/21	33,977,700
New York State Dormitory Authority Tax Exempt General Purpose Personal Income Tax RB Series 2011 E (AAA/Aa1)
8,475,000	5.000	08/15/17	8,684,587
New York State Energy Research & Development Authority Facilities RB Refunding for Consolidated Edison Co. Subseries 1999 A-2 (AMT) (AMBAC) (A-/A2)(c)
70,150,000	0.998	05/01/34	63,994,256
New York State Energy Research & Development Authority Pollution Control RB for Rochester Gas & Electric Corp. Series (NATL-RE) (AA-/A3)(b)
6,550,000	1.320	08/01/32	5,837,687
New York State Energy Research & Development Authority RB Refunding for Central Hudson Gas & Electric Corp. Projects Series 1999 B (AMT) (AMBAC) (A-/A2)(c)
27,750,000	0.980	07/01/34	24,710,497

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
New York – (continued)
New York State Tax Exempt GO Bonds Series 2011 E (AA+/Aa1)
$6,950,000	5.000%	12/15/17	$ 7,210,625
New York State Tax Exempt GO Bonds Subseries 2012 A-1 (AA/Aa2)
3,000,000	5.000	10/01/17	3,089,670
New York State Thruway Authority Junior Indebtedness RB Series 2013 A (A-/A3)
29,525,000	5.000	05/01/19	31,810,825
New York State Thruway Authority RB for General Highway and Bridge Trust Series 2011 A-1 (AA/NR)
6,440,000	5.000	04/01/17	6,504,014
New York State Urban Development Corp. General Purpose Personal Income Tax RB Refunding Series 2014 A (AAA/Aa1)
20,000,000	5.000	03/15/20	22,109,000
New York State Urban Development Corp. General Purpose Personal Income Tax RB Refunding Series 2015 A (AAA/Aa1)
28,510,000	5.000	03/15/21	32,203,756
New York State Urban Development Corp. RB for State Personal Income Tax Series 2013 E (AAA/Aa1)
26,365,000	5.000	03/15/18	27,584,645
New York Transportation Development Corp. Special Facility RB Refunding for Terminal One Group Association L.P. Project Series 2015 (AMT) (A-/Baa1)
4,800,000	5.000	01/01/20	5,207,040
2,000,000	5.000	01/01/21	2,207,100
Niagara Frontier Transportation Authority RB Refunding for Buffalo International Airport Series 2014 B (BBB+/Baa1)
700,000	5.000	04/01/17	706,650
670,000	4.000	04/01/18	693,289
300,000	5.000	04/01/19	324,096
Rockland County GO Bonds Series 2014 A (AGM) (AA/A2)
1,825,000	5.000	03/01/18	1,899,588
2,250,000	5.000	03/01/19	2,413,890
3,000,000	5.000	03/01/20	3,290,220
Rockland County New York GO Bonds Refunding Series 2014 (BAM) (AA/Baa1)
1,500,000	3.000	02/15/19	1,539,930
635,000	3.000	02/15/20	654,444
Suffolk County New York GO Bonds for Public Improvement Series 2016 A (AGM) (AA/NR)
3,620,000	2.000	06/15/18	3,653,521
4,080,000	2.000	06/15/19	4,098,442
Suffolk County New York GO Bonds for Public Improvement Series 2016 B (BAM) (AA/NR)
3,545,000	2.000	10/15/19	3,555,458
5,105,000	2.000	10/15/20	5,082,793
5,200,000	2.000	10/15/21	5,088,668
Suffolk County New York Refunding Serial Bonds Series 2012 B (A/A3)
1,000,000	4.000	10/01/17	1,020,600
Suffolk Tobacco Asset Securitization Corp. RB Tobacco Settlement Asset-Backed Bonds Series 2012 B (A/NR)
370,000	4.000	06/01/17	374,795
490,000	4.000	06/01/18	509,551
575,000	5.000	06/01/19	622,650
620,000	5.000	06/01/20	684,592

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
New York – (continued)
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds for State Contingency Contract Secured Series 2011 B (ST APPROP) (AA/NR)
$30,000,000	5.000%	06/01/17	$ 30,495,300
Utility Debt Securitization Authority Restructuring RB Refunding Series 2016 B (AAA/Aaa)
1,975,000	5.000	12/15/23	2,266,629
Westchester County GO Bonds Refunding Series 2016 A (AAA/Aa1)
5,000,000	5.000	01/01/22	5,760,150

			612,341,075

North Carolina – 1.2%
North Carolina Eastern Municipal Power Agency Power System RB Refunding Series 2010 A (ETM) (AAA/WR)(a)
4,760,000	5.000	01/01/21	5,365,282
North Carolina Eastern Municipal Power Agency Power System RB Refunding Series 2012 B (ETM) (AAA/WR)(a)
4,535,000	5.000	01/01/17	4,535,000
4,900,000	5.000	01/01/19	5,251,820
North Carolina Eastern Municipal Power Agency Power System RB Series 2012 A (ETM) (AAA/WR)(a)
2,000,000	3.000	01/01/18	2,037,860
1,275,000	5.000	01/01/18	1,324,151
2,000,000	3.000	01/01/19	2,065,340
1,000,000	5.000	01/01/19	1,071,800
North Carolina GO Bonds Refunding Series 2005 B (AAA/Aaa)
16,925,000	5.000	04/01/17	17,094,081
North Carolina Grant and Revenue Anticipation Vehicle Bonds Series 2011 (AA/A2)(b)
9,220,000	4.000	03/01/18	9,388,541
North Carolina Medical Care Commission Health Care Facilities RB Refunding for Wake Forest Baptist Obligated Group Series 2012 B (A/A2)
1,375,000	5.000	12/01/18	1,467,469
Raleigh North Carolina Combined Enterprise System RB Refunding Series 2015 B (AAA/Aaa)
6,140,000	5.000	12/01/20	6,904,921

			56,506,265

Ohio – 0.8%
Akron City Ohio Jedd RB Refunding Series 2011 (AA-/NR)
1,740,000	5.000	12/01/17	1,801,439
American Municipal Power, Inc., RB for Hydroelectric Projects Series 2009 C (A/A2)(a)
4,000,000	5.000	02/15/20	4,412,360
Buckeye Ohio Tobacco Settlement Financing Authority RB Senior Turbo Asset-Backed Bonds Series 2007 A-2 (B-/Caa1)
13,740,000	5.125	06/01/24	12,372,870
3,415,000	5.375	06/01/24	3,124,110
City of Columbus Various Purpose Limited Tax Bonds Series 2016 B (AAA/Aaa)
1,600,000	1.500	08/15/21	1,560,976
Cleveland Airport Various Purpose GO Refunding Bonds Series 2015 (AA/A1)
1,455,000	5.000	12/01/20	1,621,656
Hamilton County Health Care RB Refunding for Life Enriching Community Project Series 2012 (BBB/NR)
315,000	2.250	01/01/17	315,000
400,000	4.000	01/01/18	405,824
415,000	4.000	01/01/19	424,084
435,000	4.000	01/01/20	445,719

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Ohio – (continued)
Hamilton County Sales Tax RB Refunding Series 2016 A (AA-/A1)
$3,100,000	3.000%	12/01/19	$ 3,204,811
New Albany Community Authority RB Refunding Series 2012 C (NR/Aa3)
1,100,000	4.000	10/01/17	1,123,969
800,000	4.000	10/01/18	837,288
Ohio State Higher Educational Facility Commission RB for Cleveland Clinic Health System Obligations Series 2013 A-2 (AA-/Aa2)(c)
2,250,000	1.190	01/01/18	2,248,088
University of Akron General Receipts Bonds Series 2015 A (AA-/A1)
1,100,000	4.000	01/01/19	1,152,580

			35,050,774

Oklahoma – 0.6%
Cleveland Educational Facilities Authority RB for Norman Public Schools Project Series 2014 (A+/NR)
1,520,000	5.000	07/01/17	1,549,123
Oklahoma County Independent School District No. 1 Combined Purpose GO Bonds for Putnam City Board of Education District Series 2016 (A+/NR)
5,000,000	2.000	01/01/18	5,034,750
3,585,000	2.000	01/01/19	3,615,078
2,900,000	2.000	01/01/21	2,900,000
Oklahoma County Independent School District No. 12 Combined Purpose GO Bonds for Edmond School District Series 2012 (AA/NR)
5,470,000	2.000	03/01/17	5,479,792
Oklahoma County Independent School District No. 52 GO Bonds for Midwest City-Del City School District Series 2012 (NR/Aa3)
2,160,000	2.000	01/01/17	2,160,000
Oklahoma County Independent School District No. 52 GO Bonds for Series 2013 (NR/Aa3)
2,445,000	2.000	01/01/17	2,445,000
Oklahoma County Independent School District No. 89 GO Bonds Series 2015 (AA/Aa3)
6,200,000	3.000	07/01/19	6,409,436

			29,593,179

Oregon – 1.2%
Lane County Oregon Springfield School District No. 19 GO Bonds Refunding Series 2015 (SCH BD GTY) (AA+/Aa1)(d)
3,740,000	0.000	06/15/20	3,437,920
3,780,000	0.000	06/15/21	3,353,767
Oregon Coast Community College District GO Bonds Refunding Series 2012 (SCH BD GTY) (NR/Aa1)
790,000	2.000	06/15/17	794,021
1,165,000	2.000	06/15/18	1,177,629
1,445,000	3.000	06/15/19	1,494,708
Oregon State GO Bonds for Article XI-M Seismic Projects Series 2016 H (AA+/Aa1)
340,000	3.000	06/01/19	352,985
1,550,000	3.000	06/01/20	1,622,152
Oregon State GO Bonds for Article XI-Q State Projects Series 2016 D (AA+/Aa1)
4,265,000	3.000	05/01/20	4,460,209

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Oregon – (continued)
Oregon State GO Bonds Refunding for Article XI-Q State Projects Series 2016 F (AA+/Aa1)
$2,475,000	3.000%	05/01/20	$ 2,588,281
Oregon State GO Bonds Refunding for Article XI-Q State Projects Series 2016 G (AA+/Aa1)
405,000	3.000	11/01/19	422,063
2,860,000	3.000	11/01/20	2,993,733
Oregon State GO Bonds Refunding for Oregon University System Series 2012 B (AA+/Aa1)
1,120,000	3.000	08/01/18	1,150,061
Portland Oregon Community College District GO Bonds Refunding Series 2015 (AA/Aa1)
10,000,000	5.000	06/15/18	10,536,600
Portland Oregon Community College District GO Bonds Refunding Series 2016 (AA/Aa1)
1,500,000	5.000	06/15/20	1,669,710
1,900,000	5.000	06/15/21	2,160,300
2,300,000	5.000	06/15/22	2,664,527
Portland Oregon Water System RB Refunding First Lien Series 2016 A (NR/Aaa)
10,845,000	5.000	04/01/19	11,729,952
2,130,000	5.000	04/01/22	2,464,623

			55,073,241

Pennsylvania – 3.2%
Abington School District, Abington Pennsylvania School District Rfdg 05/Jan/2017 01/Oct/2021 5% (ST AID WITHHLDG) (AA/NR)(f)
1,375,000	5.000	10/01/21	1,554,589
Abington School District, Abington Pennsylvania School District Rfdg 05/Jan/2017 01/Oct/2022 5% (ST AID WITHHLDG) (AA/NR)(f)
1,950,000	5.000	10/01/22	2,237,137
Allegheny County Higher Education Building Authority RB for Chatham University Series 2012 A (BBB/NR)
750,000	5.000	09/01/18	783,682
Allegheny County Redevelopment Authority Tax Increment Refunding for Waterfront Project Series 2007 A (A/NR)
645,000	4.250	12/15/17	662,925
Allentown School District GO Refunding Series 2016 (AGM) (ST AID WITHHLDG) (AA/NR)
500,000	2.000	02/15/19	501,440
Butler County Hospital Authority RB for Health System Project Series 2015 A (A-/Baa1)
500,000	3.000	07/01/17	503,150
1,265,000	3.000	07/01/18	1,282,723
310,000	3.000	07/01/19	314,318
265,000	4.000	07/01/20	276,485
1,000,000	4.000	07/01/21	1,049,420
Chester County Downingtown Area School District GO Bonds Series 2010 (ST AID WITHHLDG) (NR/Aaa)(b)
5,000,000	1.420	05/01/19	5,000,650
Chester County IDA RB for University Student Housing, LLC Project at West Chester University Series 2013 A (NR/Baa3)
515,000	3.000	08/01/17	516,247
530,000	3.000	08/01/18	530,800
City of Philadelphia GO Bonds Series 2016 F (ST AID WITHHLDG) (A+/A2)
1,000,000	5.000	09/01/19	1,059,840
4,000,000	5.000	09/01/20	4,284,920
4,000,000	5.000	09/01/21	4,314,360

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Pennsylvania – (continued)
Cumberland County Municipal Authority RB Refunding for Diakon Lutheran Social Ministries Project Series 2015 (BBB+/NR)
$535,000	4.000%	01/01/19	$ 550,055
1,000,000	4.000	01/01/20	1,033,880
Montgomery County Higher Education and Health Authority RB Refunding for Holy Redeemer Health System Series 2014 A (BBB+/Baa3)
1,000,000	4.000	10/01/18	1,031,730
1,000,000	4.000	10/01/19	1,041,870
Montgomery County IDA Pollution Control RB Refunding for PECO Energy Company Project Series 1999 B (BBB/Baa2)(b)
5,000,000	2.500	04/01/20	4,950,700
Pennsylvania Economic Development Financing Authority RB Refunding for Unemployment Compensation Series 2012 A (AA+/Aaa)
6,635,000	5.000	07/01/19	7,203,620
Pennsylvania Economic Development Financing Authority RB Refunding for Unemployment Compensation Series 2012 B (AA+/Aaa)
6,965,000	5.000	07/01/22	7,024,133
Pennsylvania Economic Development Financing Authority Solid Waste Disposal RB for Waste Management, Inc. Project Series 2004 A (A-/NR)(b)
1,400,000	1.250	05/01/17	1,399,580
1,750,000	1.500	05/01/18	1,749,072
Pennsylvania Economic Development Financing Authority Unemployment Compensation RB Series 2012 B (AA+/Aaa)
16,335,000	5.000	07/01/20	17,714,001
Pennsylvania Higher Educational Facilities Authority RB for La Salle University Series 2012 (BBB/NR)
440,000	3.000	05/01/17	442,319
1,165,000	5.000	05/01/18	1,205,693
1,000,000	5.000	05/01/19	1,055,560
Pennsylvania Higher Educational Facilities Authority Student Housing RB for University Properties, Inc. Student Housing Project Series 2016 C-1B (NR/MIG1)
5,000,000	0.875	02/01/18	4,965,600
Pennsylvania State Commonwealth GO Bonds First Refunding Series 2015 (AA-/Aa3)
8,115,000	5.000	08/15/20	8,955,876
Pennsylvania State Commonwealth GO Bonds for City of Pittsburgh Series 2012 A (A+/A1)
500,000	3.000	09/01/17	506,150
550,000	4.000	09/01/17	560,345
Pennsylvania State Commonwealth GO Bonds Refunding First Series 2016 (AA-/Aa3)
3,000,000	5.000	09/15/18	3,177,030
16,775,000	5.000	09/15/19	18,180,242
13,670,000	5.000	09/15/20	15,107,674
Pennsylvania State Commonwealth GO Bonds Refunding Second Series 2010 A (AA-/Aa3)
7,520,000	5.000	05/01/21	8,315,541
Pennsylvania State Commonwealth GO Bonds Second Series 2015 (AA-/Aa3)
2,175,000	5.000	08/15/20	2,400,373
Pennsylvania State GO Bonds First Refunding Series 2015 (AGM) (AA/Aa3)
5,000,000	5.000	08/15/22	5,695,450
Pennsylvania Turnpike Commission RB Series 2014 B-1 (A/A1)(c)
7,000,000	1.600	12/01/20	7,013,790

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Pennsylvania – (continued)
Philadelphia Hospitals & Higher Education Facilities Authority Hospital RB Refunding for Temple University Health System Series 2012 B (BBB-/Ba1)
$2,000,000	5.000%	07/01/17	$ 2,026,880

			148,179,850

Puerto Rico – 2.0%
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2012 A (CC/Caa3)
14,595,000	5.000	07/01/17	11,749,559
7,285,000	5.000	07/01/19	5,828,145
Puerto Rico Commonwealth Public Improvement GO Bonds Refunding Series 2002 A (FGIC) (D/Caa3)
1,030,000	5.500	07/01/17	803,513
Puerto Rico Electric Power Authority RB Refunding Series 2007 UU (AGM) (AA/A2)(c)
36,100,000	1.087	07/01/29	27,075,000
Puerto Rico Electric Power Authority RB Refunding Series 2007 UU (D/Caa3)(c)
25,850,000	1.267	07/01/31	16,673,250
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2002 C (COMWLTH GTD) (CC/WR)
654,385	5.500	07/01/16	359,912
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2007 M-2 (AMBAC) (COMWLTH GTD) (NR/Caa3)(b)
1,000,000	5.500	07/01/17	1,002,140
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2013 M-2 (COMWLTH GTD) (D/Caa3)(b)
10,850,000	5.750	07/01/17	6,306,997
Puerto Rico Sales Tax Financing Corp. RB First Subseries 2009 A (CC/Ca)
5,000,000	5.500	08/01/28	2,350,000
Puerto Rico Sales Tax Financing Corp. Sales Tax RB First Subseries 2009 A (CC/Ca)
8,000,000	5.500	08/01/21	3,760,000
10,000,000	5.500	08/01/22	4,700,000
19,315,000	5.500	08/01/23	9,078,050

			89,686,566

Rhode Island – 0.4%
Providence GO Bonds Series 2013 A (A-/Baa1)
315,000	4.000	01/15/18	322,090
1,545,000	5.000	01/15/19	1,636,016
Rhode Island Health and Educational Building Corp. Higher Education Facility RB Refunding for Brown University Issue Series 2012 (AA+/Aa1)
4,770,000	5.000	09/01/21	5,416,621
Rhode Island Health and Educational Building Corp. Higher Education Facility RB Refunding for University of Rhode Island Auxiliary Enterprise Series 2013 C (A+/A1)
600,000	5.000	09/15/17	615,792
500,000	4.000	09/15/18	521,430
Rhode Island Health and Educational Building Corp. RB for Newport Public School Financing Program Series 2013 C (AA+/NR)
385,000	3.000	05/15/17	387,865
280,000	4.000	05/15/18	290,550

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Rhode Island – (continued)
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2015 B (BBB+/NR)
$8,295,000	2.250%	06/01/41	$ 8,277,249

			17,467,613

South Carolina – 1.1%
Anderson County School District No. 5 GO Bonds Refunding Series 2016 (SCSDE) (AA/Aa1)
1,645,000	5.000	03/01/21	1,854,820
Berkeley County School District GO Bonds Series 2014 A (SCSDE) (AA/Aa1)
1,380,000	5.000	03/01/19	1,486,329
City of Florence Waterworks & Sewerage System RB Refunding Series 2016 (AA-/Aa2)
900,000	2.000	09/01/19	907,677
1,560,000	2.000	09/01/20	1,565,476
1,000,000	2.000	09/01/21	996,460
Clemson University RB Refunding Series 2012 (AA/Aa2)
4,440,000	2.000	05/01/17	4,456,206
5,000,000	2.000	05/01/18	5,052,300
Colleton County South Carolina GO Bonds for Capital Project Sales Series 2015 (AA-/Aa3)
725,000	1.500	07/01/18	727,342
2,985,000	2.000	07/01/19	3,016,193
Georgetown County South Carolina School District GO Bonds Refunding Series 2011 B (SCSDE) (AA/Aa1)
5,895,000	5.000	03/01/17	5,933,141
Oconee County PCRB Refunding for Duke Power Co. Project Series 2009 (A/Aa2)
6,000,000	3.600	02/01/17	6,012,000
Richland County South Carolina School District No. 1 GO Bonds Refunding Series 2014 B (SCSDE) (AA/Aa1)
2,920,000	5.000	03/01/19	3,143,672
3,165,000	5.000	03/01/20	3,493,748
South Carolina Public Service Authority RB Tax-Exempt Series 2010 C (AA-/A1)
9,645,000	5.000	12/01/19	10,537,741
Spartanburg County South Carolina School District No. 1 GO Bonds Refunding Series 2014 D (SCSDE) (AA/Aa1)
1,310,000	5.000	03/01/18	1,365,544

			50,548,649

Tennessee – 0.1%
Harpeth Valley Utilities District of Davidson and Williamson Counties RB Utilities Improvement Series 1998 (NATL-RE) (AA-/Aa3)
875,000	5.250	09/01/17	899,342
Tennessee State GO Bonds Refunding Special Tax Series 2015 B (AAA/Aaa)
2,210,000	5.000	08/01/20	2,471,487
Tennessee State GO Bonds Special Tax Series 2015 A (AAA/Aaa)
2,655,000	5.000	08/01/20	2,969,140

			6,339,969

Texas – 7.9%
Austin Texas Water and Wastewater System RB Refunding Series 2014 (AA/Aa2)
1,675,000	5.000	11/15/19	1,831,144

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Texas – (continued)
Central Texas Regional Mobility Authority RB Refunding Senior Lien Series 2015 B (BBB+/Baa2)(b)
$7,500,000	5.000%	01/07/21	$ 7,848,900
City of Arlington for Permanent Improvement Bonds Series 2015 A (AAA/Aa1)
1,075,000	2.500	08/15/18	1,097,048
725,000	3.000	08/15/19	751,796
City of Carrollton Texas GO Refunding Bonds Series 2012 (AAA/Aa1)
2,005,000	4.000	08/15/19	2,133,380
City of El Paso Water and Sewer RB Refunding for Improvement Series 2012 A (AA+/NR)
1,750,000	2.000	03/01/18	1,767,815
845,000	4.000	03/01/19	888,889
City of Lewisville Texas Combination Contract & Special Assessment RB Refunding for Lewisville Castle Hills Public Improvement District No. 3 Project Series 2015 (AGM) (AA/NR)
300,000	3.000	09/01/17	303,276
250,000	3.000	09/01/18	254,785
375,000	3.000	09/01/19	383,861
Corpus Christi Independent School District Unlimited Tax Refunding Series 2016 (PSF-GTD) (AAA/Aaa)
2,860,000	4.000	08/15/21	3,122,605
Dallas County Highland Park Independent School District Unlimited Tax GO Bonds Refunding Series 2015 (NR/Aaa)
2,070,000	4.000	02/15/20	2,220,820
Dallas County Limited Tax GO Notes Series 2011 (AAA/Aaa)
3,855,000	5.000	02/15/18	4,022,731
Dallas-Fort Worth International Airport Joint RB Refunding Series 2011 D (A+/A1)
250,000	4.000	11/01/17	256,145
Dallas-Fort Worth International Airport Joint RB Refunding Series 2012 B (A+/A1)
1,750,000	5.000	11/01/18	1,868,493
East Central Independent School District Unlimited Tax for School Building Series 2016 (PSF-GTD) (AAA/Aaa)
1,115,000	4.000	08/15/18	1,164,473
1,160,000	4.000	08/15/19	1,231,212
1,205,000	4.000	08/15/20	1,299,014
1,255,000	4.000	08/15/21	1,370,234
1,305,000	4.000	08/15/22	1,436,296
Fort Worth Texas GO Bonds Refunding and Improvement Series 2012 (AA+/Aa2)
2,000,000	4.000	03/01/19	2,110,440
Garland Independent School District Unlimited Tax Refunding Bonds Series 2011 A (PSF-GTD) (AAA/Aaa)(d)
1,930,000	0.000	02/15/17	1,927,703
Garland Independent School District Unlimited Tax Refunding Bonds Series 2015 A (PSF-GTD) (AAA/Aaa)
6,640,000	2.000	02/15/18	6,707,263
4,710,000	3.000	02/15/19	4,869,198
Grand Prairie Independent School District GO Bonds Refunding Series 2016 (PSF-GTD) (AAA/NR)
1,915,000	2.000	08/15/18	1,939,052
Harris County Texas Spring Independent School District Unlimited Tax Refunding Bonds Series 2011 (PSF-GTD) (AAA/Aaa)
2,250,000	4.000	08/15/17	2,292,390

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Texas – (continued)
Houston Airport System RB Subordinate Lien Series 2002 C (AMT) (XLCA) (A+/A1)(c)
$16,275,000	1.540%	07/01/32	$ 15,081,604
Houston Airport System RB Subordinate Lien Series 2002 D-2 (AMT) (XLCA) (A+/A1)(c)
19,425,000	1.522	07/01/32	18,013,927
Houston Independent School District Limited Tax GO Bonds Refunding Series 2014 B (PSF-GTD) (AAA/Aaa)
12,000,000	5.000	02/15/19	12,877,200
Judson Independent School District Unlimited Tax Refunding for School Building Series 2016 (PSF-GTD) (AAA/Aaa)
1,200,000	5.000	02/01/22	1,375,920
Kaufman County Fresh Water Supply District No. 1-C Refunding for Road Series 2016 (AGM) (AA/NR)
370,000	3.000	09/01/19	377,877
390,000	3.000	09/01/20	397,863
310,000	3.000	09/01/21	314,579
330,000	3.000	09/01/22	334,458
Lamar Consolidated Independent School District Unlimited Tax Schoolhouse Bonds Series 2014 A (PSF-GTD) (AAA/Aaa)(b)
5,000,000	1.050	08/15/18	4,958,800
Leander Independent School District Unlimited Tax GO Bonds Refunding Series 2015 A (PSF-GTD) (AAA/NR)(d)
2,000,000	0.000	08/15/19	1,911,540
1,500,000	0.000	08/15/20	1,398,990
Leander Independent School District Unlimited Tax GO Bonds Refunding Series 2016 (PSF-GTD) (AAA/NR)(d)
2,500,000	0.000	08/16/20	2,355,025
5,000,000	0.000	08/16/21	4,558,550
Lubbock Health Facilities Development Corp. RB for St. Joseph Health System Series 2008 B (AA-/Aa3)
3,300,000	5.000	07/01/17	3,363,558
Mansfield Independent School District GO Bonds Series 2012 (PSF-GTD) (AAA/Aaa)(b)
7,315,000	1.750	08/01/17	7,333,653
Midway Independent School District Unlimited Tax GO Bonds Refunding Series 2015 (PSF-GTD) (AAA/NR)
4,905,000	5.000	08/01/21	5,556,286
Mission Economic Development Corp. Solid Waste Disposal RB for Waste Management, Inc. Project RMKT 06/01/15 Series 2006 (A-/NR)
5,000,000	1.800	12/01/18	5,037,450
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Station I, LLC - Texas A&M University Collegiate Housing Project Series 2014 A (AGM) (AA/A2)
200,000	4.000	04/01/17	201,298
170,000	4.000	04/01/20	179,292
400,000	4.000	04/01/21	424,476
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Station II, LLC - Texas A&M University Collegiate Housing Corpus Christi Project Series 2016 A (BBB-/Baa3)
145,000	4.000	04/01/19	150,506
300,000	4.000	04/01/20	314,385
620,000	4.000	04/01/21	657,677
North Texas Municipal Water District Upper East Fork Wastewater Interceptor System Contract RB Refunding & Improvement Series 2016 (AAA/Aa1)
1,975,000	5.000	06/01/21	2,230,762
2,085,000	5.000	06/01/22	2,391,266

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Texas – (continued)
North Texas Tollway Authority RB Refunding for First Tier Series 2008 A (NATL-RE-IBC) (AA-/A1)
$4,470,000	6.000%	01/01/19	$ 4,678,034
North Texas Tollway Authority RB Refunding for First Tier Series 2012 C (A/A1)(b)
18,000,000	1.950	01/01/19	17,972,100
North Texas Tollway Authority System RB Refunding First Tier Series 2011 B (A/A1)
3,000,000	5.000	01/01/19	3,202,530
North Texas Tollway Authority System RB Refunding First Tier Series 2014 A (A/A1)
2,000,000	5.000	01/01/20	2,183,580
North Texas Tollway Authority System RB Refunding First Tier Series 2014 C (A/A1)(b)
5,000,000	1.390	01/01/20	5,017,150
North Texas Tollway Authority System RB Refunding for Second Tier Series 2015 A (A-/A2)
1,070,000	4.000	01/01/18	1,100,645
1,000,000	5.000	01/01/19	1,066,500
Northside Texas Independent School District GO Bonds for School Building Series 2010 (PSF-GTD) (AAA/Aaa)(b)
6,655,000	1.200	08/01/17	6,651,207
Northwest Independent School District Unlimited Tax GO Refunding Bonds Series 2016 (PSF-GTD) (AAA/Aaa)
1,940,000	2.000	02/15/19	1,964,929
Plano Independent School District GO Bonds for School Building Series 2016 (PSF-GTD) (AAA/Aaa)
16,415,000	5.000	02/15/21	18,459,488
Plano Independent School District Unlimited Tax Refunding Bonds Series 2016 B (PSF-GTD) (AAA/Aaa)
10,580,000	5.000	02/15/20	11,657,150
Round Rock Independent School District Unlimited Tax GO Bonds for School Building Series 2015 (PSF-GTD) (AAA/Aaa)(b)
20,500,000	1.500	08/01/21	19,740,065
Sam Rayburn Municipal Power Agency RB Refunding Series 2012 (BBB+/NR)
2,315,000	5.000	10/01/19	2,474,179
San Antonio Electric and Gas Systems Junior Lien RB Refunding Series 2012 A (AA-/NR)(b)
5,000,000	2.000	12/01/18	5,031,150
San Antonio Independent School District Unlimited Tax Refunding Bonds Series 2014 B (PSF-GTD) (AAA/Aaa)(b)
9,700,000	2.000	08/01/18	9,764,505
San Antonio Water System RB Refunding Junior Lien Series 2016 C (AA/Aa2)
1,255,000	3.000	05/15/19	1,298,787
Texas A&M University Financing System RB Refunding for Board of Regents Series 2015 A (AAA/Aaa)
2,250,000	5.000	05/15/18	2,366,933
Texas A&M University Financing System RB Refunding for Board of Regents Series 2015 B (AAA/Aaa)
2,650,000	5.000	05/15/18	2,787,721
Texas Municipal Gas Acquisition & Supply Corp. III RB Series 2012 D (BBB/A3)
5,000,000	5.000	12/15/17	5,152,450
4,500,000	5.000	12/15/18	4,747,320
Texas Municipal Gas Acquisition & Supply Corp. RB for Senior Lien Series 2008 D (BBB+/Baa1)
3,105,000	5.625	12/15/17	3,158,437

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Texas – (continued)
Texas Municipal Gas Acquisition and Supply Corp. I RB for Gas Supply Senior Lien Series 2006 B (BBB+/Baa1)(c)
$995,000	1.196%	12/15/17	$ 992,423
Texas Private Activity Bond Surface Transportation Corp. RB Senior Lien for Mobility Partners LLC Series 2009 (BBB-/Baa2)
7,800,000	6.875	12/31/39	8,839,506
Texas Transportation Commission Central Turnpike System RB Refunding Series 2015 A (A-/A3)(b)
5,000,000	5.000	04/01/20	5,454,800
Texas Transportation Commission Highway Improvement GO Bonds Series 2014 (AAA/Aaa)
20,000,000	5.000	04/01/19	21,590,400
2,500,000	5.000	04/01/21	2,826,125
Texas Transportation Commission State Highway Fund First Tier RB Refunding Series 2014 A (AAA/Aaa)
14,625,000	5.000	04/01/18	15,328,463
Texas Transportation Commission State Highway Fund First Tier RB Series 2016 A (AAA/Aaa)
15,250,000	3.000	10/01/21	16,063,283
Texas Water Development Board State Water Implementation Fund RB Series 2015 A (AAA/NR)
2,300,000	4.000	10/15/19	2,453,226
1,305,000	4.000	04/15/20	1,403,306
Travis County GO Bonds for Texas Unlimited Tax Road Series 2016 (AAA/Aaa)
3,265,000	1.500	03/01/20	3,253,964
Victoria Independent School District Unlimited Tax Refunding Bonds Series 2016 (PSF-GTD) (AAA/Aaa)
1,350,000	3.000	02/15/19	1,394,766
2,940,000	3.000	02/15/20	3,060,775
2,175,000	3.000	02/15/21	2,274,441

			362,306,243

U.S. Virgin Islands – 0.2%
Virgin Islands Public Finance Authority Grant Anticipation RB for Federal Highway Grant Anticipation Revenue Loan Note Series 2015 (A/NR)(e)
250,000	5.000	09/01/18	260,790
645,000	5.000	09/01/19	685,267
825,000	5.000	09/01/20	887,675
2,015,000	5.000	09/01/21	2,190,769
Virgin Islands Public Finance Authority RB Refunding for Virgin Islands Gross Receipts Taxes Loan Note Series 2012 A (B/NR)(e)
4,320,000	2.250	10/01/17	4,237,747
2,085,000	4.000	10/01/22	1,778,881

			10,041,129

Utah – 0.3%
Board of Education of Alpine School District GO Refunding Bonds for Utah SCH BD GTY Program Series 2015 (SCH BD GTY) (AAA/Aaa)
11,550,000	5.000	03/15/19	12,460,948
Utah Associated Municipal Power Systems RB for Horse Butte Wind Project Series 2012 A (A/NR)
500,000	5.000	09/01/17	512,760
500,000	5.000	09/01/18	529,430
500,000	5.000	09/01/19	539,265

			14,042,403

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Vermont – 0.1%
Vermont Educational & Health Buildings Financing Agency RB Refunding for St. Michael’s College Project Series 2012 (BBB+/Baa1)
$1,680,000	4.000%	10/01/17	$ 1,711,097
Vermont Educational & Health Buildings Financing Agency RB Refunding for The University of Vermont Medical Center Project Series 2016 A (A-/A3)
500,000	3.000	12/01/17	507,805
450,000	4.000	12/01/19	476,847
400,000	4.000	12/01/20	428,040
350,000	5.000	12/01/21	392,213

			3,516,002

Virginia – 3.1%
Fairfax County GO Refunding Bonds for Virginia Public Improvement Series 2016 A (ST AID WITHHLDG) (AAA/Aaa)
9,995,000	4.000	10/01/21	10,984,505
Fairfax County GO Refunding Bonds for Virginia Public Improvement Series 2016 A (ST AID WITHHLDG) (AAA/Aaa)(a)
8,450,000	5.000	10/01/21	9,660,378
Louisa IDA Pollution Control RB Refunding for Virginia Electric & Power Company Project Series 2008 C (BBB+/A2)(b)
8,000,000	1.850	05/16/19	7,976,000
Peninsula Ports Authority of Virginia Coal Terminal RB Refunding for Dominion Terminal Associates Project Series 2003 (BBB/NR)(b)
2,750,000	1.550	10/01/19	2,698,410
Virginia Commonwealth Transportation Board RB for Transportation Capital Projects Series 2012 (AA+/Aa1)
5,000,000	5.000	05/15/19	5,408,000
Virginia Commonwealth Transportation Board RB Refunding for Northern Virginia Transportation District Program Series 2014 A (AA+/Aa1)
8,375,000	5.000	05/15/19	9,058,400
Virginia Commonwealth Transportation Board RB Refunding for U.S. Route 58 Corridor Development Program Series 2014 B (AA+/Aa1)
20,650,000	5.000	05/15/19	22,335,040
11,680,000	5.000	05/15/20	12,941,907
Virginia Commonwealth Transportation Board RB Refunding for U.S. Route 58 Corridor Development Program Series 2016 C (AA+/Aa1)
10,000,000	5.000	05/15/23	11,724,600
Virginia Electric and Power Company Industrial Development Authority of Wise County RB for Solid Waste and Sewage Disposal RMKT 08/13/15 Series 2009 A (BBB+/A2)(b)
6,000,000	2.150	09/01/20	5,947,740
Virginia Electric and Power Company Industrial Development Authority of Wise County RB for Solid Waste and Sewage Disposal RMKT 11/02/15 Series 2010 A (BBB+/A2)(b)
4,500,000	1.875	06/01/20	4,423,140
Virginia State Housing Development Authority Homeownership Mortgage RB Series 2011 B (GO OF AUTH) (AA+/Aa1)
1,900,000	2.200	03/01/17	1,903,230
Virginia State Public Building Authority RB for Public Facilities Series 2009 B (ST APPROP) (AA+/Aa1)(a)
3,005,000	5.000	08/01/19	3,270,973

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Virginia – (continued)
Virginia State Public Building Authority RB for Public Facilities Series 2011 A (AA+/Aa1)(a)
$5,375,000	5.000%	08/01/21	$ 6,113,955
Virginia State Public School Authority RB Refunding for School Financing Series 2015 A (ST AID WITHHLDG) (AA+/Aa1)
26,140,000	4.000	08/01/19	27,755,452
York County Economic Development Authority Electricity and Power RB Refunding Series 2009 A (BBB+/A2)(b)
2,000,000	1.875	05/16/19	1,999,760

			144,201,490

Washington – 0.9%
City of Spokane Washington Water and Wastewater System RB Series 2014 (AA/Aa2)
2,805,000	5.000	12/01/18	3,001,322
Seattle City RB Refunding for Municipal Light & Power Improvement Series 2016 C (AA/Aa2)
10,660,000	5.000	10/01/22	12,410,585
Washington State COPS for State and Local Agency Real and Personal Property Series 2014 B (NR/Aa2)
3,020,000	5.000	07/01/19	3,268,788
Washington State COPS for State and Local Agency Real and Personal Property Series 2015 B (NR/Aa2)
5,745,000	5.000	01/01/20	6,295,199
Washington State COPS Refunding for State and Local Agency Real and Personal Property Series 2016 A (NR/Aa2)
6,420,000	5.000	07/01/20	7,109,380
Washington State Motor Vehicle Fuel Tax GO Bonds Refunding Series 2015 R-F (AA+/Aa1)
6,770,000	5.000	07/01/19	7,348,496

			39,433,770

West Virginia – 0.2%
Mason County Pollution Control RB for Appalachian Power Co. Project Series 2003 L (BBB+/Baa1)(b)
3,000,000	1.625	10/01/18	2,984,910
Monongalia County Board of Education Public School GO Refunding Bonds Series 2012 (AA-/NR)
1,520,000	5.000	05/01/18	1,594,282
Princeton West Virginia Hospitals RB Refunding Princeton Community Hospital Project Series 2012 A (BBB+/NR)
500,000	5.000	05/01/17	505,445
1,445,000	5.000	05/01/18	1,502,598
1,565,000	5.000	05/01/19	1,657,053

			8,244,288

Wisconsin – 0.3%
Milwaukee Area Technical College District GO Promissory Notes Series 2016 C (NR/Aa2)
1,815,000	2.000	06/01/20	1,832,333

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Wisconsin – (continued)
Wisconsin State GO Bonds Series 2006 A (AA/Aa2)(a)
$11,030,000	5.000%	05/01/21	$ 12,486,181

			14,318,514

TOTAL INVESTMENTS – 97.0% (Cost $4,511,911,869)			$4,448,513,346

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.0%			136,215,225

NET ASSETS – 100.0%			$4,584,728,571

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Pre-refunded security. Maturity date disclosed is pre-refunding date.

(b)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on December 31, 2016.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate or distribution rate disclosed is that which is in effect on December 31, 2016.

(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(e)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $26,014,690, which represents approximately 0.6% of net assets as of December 31, 2016.

(f)	When-issued security.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGC-ICC	— Agency Insured Custody Certificate
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
BAM	— Build America Mutual Assurance Co.
BANS	— Bond Anticipation Notes
BHAC-CR	— Insured by Berkshire Hathaway Assurance Corp. - Insured Custodial Receipts
CNTY GTD	— County Guaranteed
COMWLTH GTD	— Commonwealth Guaranteed
COPS	— Certificates of Participation
ETM	— Escrowed to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
GO	— General Obligation
GO OF AUTH	— General Obligation of Authority
IDA	— Industrial Development Authority
MUN GOVT GTD	— Municipal Government Guaranteed
NATL-RE	— Insured by National Public Finance Guarantee Corp.
NATL-RE FGIC	— Insured by National Public Finance Guarantee Corp., which reinsures Financial Guaranty Insurance Co.
NATL-RE-IBC	— Insured by National Public Finance Guarantee Corp. - Insured Bond Certificates
NR	— Not Rated
PCRB	— Pollution Control Revenue Bond
PSF-GTD	— Guaranteed by Permanent School Fund
Q-SBLF	— Qualified School Board Loan Fund
RB	— Revenue Bond
RMKT	— Remarketed
SCH BD GTY	— School Bond Guaranty
SCH BD RES FD	— School Bond Reserve Fund
SCSDE	— South Carolina State Department of Education
SD CRED PROG	— School District Credit Program
ST AID WITHHLDG	— State Aid Withholding
ST APPROP	— State Appropriation
WR	— Withdrawn Rating
XLCA	— Insured by XL Capital Assurance, Inc.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

SWAP CONTRACTS — At December 31, 2016, the Fund had the following swap contracts:

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000’s)	Rates Received (Paid)	Termination Date	Credit Spread on December 31, 2016(a)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Sold:
Bank of America NA	California State Various Purpose GO Bonds Series 2003, 5.250%, 02/01/18	$5,000	1.000%	03/20/23	0.793%	$(5)	$59,202
JPMorgan Chase Bank NA	California State Various Purpose GO Bonds Series 2003, 5.250%, 02/01/18	10,000	1.000	03/20/23	0.793	(308,442)	426,837

TOTAL						$(308,447)	$486,039

(a)	Credit spread on the Referenced Obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

TAX INFORMATION — At December 31, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$4,497,218,207

Gross unrealized gain	39,079,003
Gross unrealized loss	(87,783,864)

Net unrealized security loss	$(48,704,861)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management L.P. (“GSAM”)’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued using available market quotations as provided by a third party pricing vendor or broker. Prior to October 11, 2016, such securities were valued at amortized cost. With the exception of treasury securities of G8 countries (not held in money market funds that use amortized cost as a valuation methodology), which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Inverse Floaters — The interest rate on inverse floating rate securities (“inverse floaters”) resets in the opposite direction from the market rate of interest to which the inverse floaters are indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

ii. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement which may result in a realized gain or loss.

Money Market Funds — Investments in the Goldman Sachs Financial Square Tax-Free Money Market Fund (“Underlying Fund”) are valued at the net asset value “NAV” of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Funds enter into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

ii. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”)(“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

Short Term Investments — Short-term investments having a maturity of 60 days or less are valued using available market quotations as provided by a third party pricing vendor or broker. Prior to October 11, 2016, such securities were valued at amortized cost. These investments are classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in United States (“U.S.”) or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of December 31, 2016:

DYNAMIC MUNICIPAL INCOME

Investment Type	Level 1	Level 2	Level 3
Assets
Municipal Debt Obligations	$—	$964,753,148	$—

Derivative Type
Assets(a)
Futures Contracts	$134,924	$—	$—
Credit Default Swap Contracts	—	85,367	—
Interest Rate Swap Contract	—	2,477,987	—
Total	$134,924	$2,563,354	$—
Liabilities(a)
Interest Rate Swap Contracts	$—	$297,574	$—

HIGH YIELD MUNICIPAL

Investment Type	Level 1	Level 2	Level 3
Assets
Municipal Debt Obligations	$—	$4,067,648,254	$—

Derivative Type
Assets(a)
Credit Default Swap Contracts	$—	$1,919,591	$—
Interest Rate Swap Contract	—	21,427,866	—
Total	$—	$23,347,457	$—
Liabilities(a)
Credit Default Swap Contracts	$—	$(1,231,746)	$—

SHORT DURATION TAX-FREE

Investment Type	Level 1	Level 2	Level 3
Assets
Municipal Debt Obligations	$—	$4,448,513,346	$—

Derivative Type
Assets(a)
Credit Default Swap Contracts	$—	$486,039	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Funds will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with increasing rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Funds’ investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-Diversification Risk — The High Yield Municipal Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Sector Risk — To the extent a Fund focuses its investments in securities of issuers in one or more sectors (such as the financial services or telecommunications sectors), the Fund will be subject, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, it will subject the Fund, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Short Position Risk — A Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that a Fund may purchase for investment. Taking short positions involves leverage of a Fund’s assets and presents various risks. If the value of the underlying instrument or market in which a Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited.

State/Territory Specific Risk — The Funds’ investments in municipal obligations of issuers located in a particular state or U.S. territory may be adversely affected by political, economic and regulatory developments within that state or U.S. territory. Such developments may affect the financial condition of a state’s or territory’s political subdivisions, agencies, instrumentalities and public authorities and heighten the risks associated with investing in bonds issued by such parties, which could, in turn, adversely affect the Fund’s income, NAV, liquidity, and/or ability to preserve or realize capital appreciation.

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – 48.7%
Automotive(a) – 0.8%
BMW US Capital LLC
$1,050,000	1.500%		04/11/19	$ 1,040,037
Daimler Finance North America LLC
1,400,000	1.650		05/18/18	1,397,410
1,050,000	2.250		03/02/20	1,045,173
Harley-Davidson Financial Services, Inc.(b)
800,000	2.150		02/26/20	791,343

				4,273,963

Banks – 18.3%
ABN AMRO Bank NV(a)
3,925,000	2.500		10/30/18	3,955,929
American Express Credit Corp.(b)
3,675,000	2.375		05/26/20	3,672,946
Bank of America Corp.
1,400,000	6.875		04/25/18	1,488,074
1,150,000	2.625		10/19/20	1,150,657
3,050,000	2.151	(b)	11/09/20	3,010,353
Bank of Montreal
25,000	1.800		07/31/18	25,016
Bank of Scotland PLC(a)
100,000	5.250		02/21/17	100,527
Banque Federative du Credit Mutuel SA(a)
1,150,000	2.000		04/12/19	1,145,313
Barclays Bank PLC(c)
2,625,000	1.486		02/17/17	2,625,900
BNP Paribas SA
900,000	2.375		05/21/20	895,552
BPCE SA
1,726,000	2.500		12/10/18	1,741,144
Capital One NA(b)
625,000	1.850		09/13/19	617,896
Citigroup, Inc.
200,000	6.125		05/15/18	211,002
875,000	2.150		07/30/18	877,895
150,000	2.500		09/26/18	151,435
3,400,000	2.050		12/07/18	3,399,619
Commonwealth Bank of Australia(a)(c)
2,875,000	1.317		03/13/17	2,876,167
Compass Bank(b)
1,250,000	1.850		09/29/17	1,247,163
Credit Suisse AG
3,900,000	1.427	(c)	05/26/17	3,902,995
1,475,000	1.750		01/29/18	1,472,072
Discover Bank(b)
1,600,000	2.600		11/13/18	1,613,875
HSBC USA, Inc.
3,075,000	1.500		11/13/17	3,072,949
ING Bank NV(a)
1,600,000	1.800		03/16/18	1,597,958
1,425,000	2.050		08/17/18	1,426,177
JPMorgan Chase & Co.
3,925,000	1.520	(c)	01/28/19	3,937,603
1,275,000	2.200		10/22/19	1,280,120
1,775,000	2.750	(b)	06/23/20	1,791,053
Lloyds Bank PLC
2,225,000	1.750		03/16/18	2,221,825
1,100,000	2.000		08/17/18	1,101,694
Mizuho Bank Ltd.(a)
1,475,000	2.550		03/17/17	1,478,981

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Banks – (continued)
Mizuho Corporate Bank Ltd.(a)
$1,150,000	1.550%		10/17/17	$ 1,148,981
Morgan Stanley & Co.(c)
4,525,000	1.732		01/24/19	4,553,236
Morgan Stanley, Inc.
1,425,000	2.500		04/21/21	1,409,507
MUFG Americas Holdings Corp.(b)
550,000	1.625		02/09/18	548,069
MUFG Union Bank NA(b)
2,250,000	2.625		09/26/18	2,274,593
Nordea Bank AB(a)
1,900,000	1.875		09/17/18	1,899,063
Santander Bank NA(b)
950,000	2.000		01/12/18	949,603
Santander Holdings USA, Inc.(b)
250,000	2.650		04/17/20	247,783
Santander UK PLC
1,225,000	2.000		08/24/18	1,224,376
Synchrony Financial(b)
1,200,000	2.600		01/15/19	1,206,070
The Bank of Tokyo-Mitsubishi UFJ Ltd.(a)
900,000	1.363	(c)	03/10/17	900,230
1,100,000	1.450		09/08/17	1,098,227
1,625,000	1.700		03/05/18	1,619,781
The Toronto-Dominion Bank(a)
14,800,000	1.500		03/13/17	14,810,015
US Bank NA(b)
1,175,000	1.400		04/26/19	1,162,224
Westpac Banking Corp.
5,025,000	2.300		05/26/20	5,001,895

				94,143,543

Chemicals – 0.4%
Ecolab, Inc.
2,025,000	1.550		01/12/18	2,027,294

Construction Machinery – 0.2%
Caterpillar Financial Services Corp.
735,000	2.450		09/06/18	744,434

Consumer Cyclical Services - Business(b) – 0.5%
Visa, Inc.
2,675,000	2.200		12/14/20	2,683,317

Diversified Manufacturing – 2.0%
Amphenol Corp.
925,000	1.550		09/15/17	925,931
1,000,000	2.550	(b)	01/30/19	1,012,003
Danaher Corp.
850,000	1.650		09/15/18	851,135
Fortive Corp.(a)
750,000	1.800		06/15/19	745,336
Honeywell International, Inc.(b)
1,400,000	1.850		11/01/21	1,368,122
Roper Technologies, Inc.(b)
775,000	2.800		12/15/21	774,630
Siemens Financieringsmaat NV(a)
4,450,000	1.300		09/13/19	4,365,966

				10,043,123

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Electric – 2.7%
American Electric Power Co., Inc.(b)
$518,000	1.650%	12/15/17	$ 518,172
Commonwealth Edison Co.(b)
525,000	2.150	01/15/19	526,888
Consolidated Edison, Inc.(b)
350,000	2.000	05/15/21	342,064
Dominion Resources, Inc.
1,150,000	1.900	06/15/18	1,150,600
300,000	1.600	08/15/19	295,426
Electricite de France(a)(c)
3,125,000	1.341	01/20/17	3,125,253
Emera US Finance LP(a)
1,375,000	2.150	06/15/19	1,372,727
Exelon Corp.
1,075,000	1.550	06/09/17	1,073,044
NextEra Energy Capital Holdings, Inc.
375,000	2.300	04/01/19	377,855
Public Service Enterprise Group, Inc.
1,950,000	1.600	11/15/19	1,921,969
Southern Power Co.(b)
1,150,000	2.500	12/15/21	1,126,208
The Southern Co.
1,300,000	1.850	07/01/19	1,295,975
Virginia Electric and Power Co.(b)
900,000	1.200	01/15/18	896,174

			14,022,355

Energy(c) – 0.2%
Statoil ASA
1,200,000	1.196	05/15/18	1,199,398

Food and Beverage – 5.2%
Anheuser-Busch InBev Finance, Inc.
7,325,000	1.900	02/01/19	7,335,511
Danone SA(a)
2,925,000	1.691	10/30/19	2,888,379
Kraft Heinz Foods Co.
1,925,000	2.000	07/02/18	1,925,433
McDonald’s Corp.
625,000	2.100	12/07/18	628,712
Molson Coors Brewing Co.
1,375,000	1.450	07/15/19	1,354,719
Mondelez International Holdings Netherlands BV(a)(b)
3,300,000	2.000	10/28/21	3,161,532
Pernod-Ricard SA(a)
1,600,000	2.950	01/15/17	1,600,862
Suntory Holdings Ltd.(a)
2,850,000	1.650	09/29/17	2,851,154
Sysco Corp.(b)
625,000	2.600	10/01/20	630,398
The JM Smucker Co.
2,025,000	1.750	03/15/18	2,027,641
575,000	2.500	03/15/20	577,731
WM Wrigley Jr Co.(a)
1,900,000	2.000	10/20/17	1,909,555

			26,891,627

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Health Care - Medical Products – 0.7%
Abbott Laboratories(b)
$1,275,000	2.900%		11/30/21	$ 1,271,366
Becton Dickinson & Co.
966,000	1.800		12/15/17	968,197
Stryker Corp.
1,550,000	2.000		03/08/19	1,550,759

				3,790,322

Health Care Services – 1.5%
Aetna, Inc.
3,625,000	1.900		06/07/19	3,616,688
UnitedHealth Group, Inc.
1,400,000	1.900		07/16/18	1,406,218
2,675,000	2.300		12/15/19	2,695,076

				7,717,982

Life Insurance(a) – 0.3%
Reliance Standard Life Global Funding II
1,375,000	2.500		04/24/19	1,383,895

Media - Cable – 0.4%
Time Warner Cable LLC
1,725,000	5.850		05/01/17	1,749,479

Metals & Mining(a) – 0.3%
Glencore Finance Canada Ltd.
1,475,000	2.700		10/25/17	1,486,284

Pharmaceuticals – 4.6%
AbbVie, Inc.
5,150,000	1.800		05/14/18	5,153,868
Actavis Funding SCS
2,800,000	2.350		03/12/18	2,816,187
2,625,000	3.000	(b)	03/12/20	2,661,390
Bayer US Finance LLC(a)(c)
3,350,000	1.144		10/06/17	3,344,828
Eli Lilly & Co.
450,000	1.250		03/01/18	450,106
EMD Finance LLC(a)
3,125,000	1.700		03/19/18	3,114,381
Forest Laboratories, Inc.(a)(b)
1,825,000	4.375		02/01/19	1,896,427
Gilead Sciences, Inc.
1,400,000	1.850		09/04/18	1,405,285
Shire Acquisitions Investments Ireland DAC
3,025,000	1.900		09/23/19	2,986,649

				23,829,121

Pipelines – 1.3%
Columbia Pipeline Group, Inc.
825,000	2.450		06/01/18	829,032
Enterprise Products Operating LLC
1,625,000	1.650		05/07/18	1,620,435
Kinder Morgan, Inc.(b)
1,125,000	3.050		12/01/19	1,141,151
Magellan Midstream Partners LP
1,225,000	6.550		07/15/19	1,355,670

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Pipelines – (continued)
TransCanada PipeLines Ltd.
$1,550,000	1.875%		01/12/18	$ 1,552,433

				6,498,721

Property/Casualty Insurance – 0.4%
Berkshire Hathaway Finance Corp.
1,025,000	1.700		03/15/19	1,024,092
Chubb INA Holdings, Inc.(b)
875,000	2.300		11/03/20	874,799

				1,898,891

Real Estate Investment Trust – 1.4%
ERP Operating LP
760,000	5.750		06/15/17	774,891
Select Income REIT(b)
450,000	2.850		02/01/18	451,923
WEA Finance LLC/Westfield UK & Europe Finance PLC(a)
3,425,000	1.750		09/15/17	3,427,130
Welltower, Inc.
2,575,000	4.700		09/15/17	2,630,303

				7,284,247

Retailers – 0.6%
Amazon.com, Inc.(b)
1,225,000	2.600		12/05/19	1,249,134
AutoZone, Inc.
300,000	1.625		04/21/19	297,262
The Home Depot, Inc.(b)
1,725,000	2.000		06/15/19	1,740,019

				3,286,415

Retailers - Food & Drug – 1.4%
CVS Health Corp.
275,000	1.900		07/20/18	276,057
1,325,000	2.800	(b)	07/20/20	1,344,352
2,200,000	2.125	(b)	06/01/21	2,157,197
The Kroger Co.
450,000	2.000		01/15/19	451,027
Walgreens Boots Alliance, Inc.
1,175,000	1.750		11/17/17	1,177,932
1,650,000	1.750		05/30/18	1,651,648

				7,058,213

Technology – 2.2%
Apple, Inc.
1,750,000	1.700		02/22/19	1,753,315
Cisco Systems, Inc.
1,150,000	1.600		02/28/19	1,147,380
1,800,000	1.400		09/20/19	1,780,371
Fidelity National Information Services, Inc.
1,400,000	2.850		10/15/18	1,424,350
1,050,000	2.250	(b)	08/15/21	1,023,778
Fiserv, Inc.(b)
1,025,000	2.700		06/01/20	1,029,950
Harris Corp.
925,000	1.999		04/27/18	925,563

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Technology – (continued)
QUALCOMM, Inc.
$2,000,000	1.400%		05/18/18	$ 1,999,728

				11,084,435

Tobacco – 1.0%
BAT International Finance PLC(a)
1,575,000	1.850		06/15/18	1,575,714
Philip Morris International, Inc.
575,000	1.375		02/25/19	568,892
Reynolds American, Inc.
2,900,000	2.300		06/12/18	2,918,383

				5,062,989

Transportation(a) – 0.6%
Penske Truck Leasing Co. LP/PTL Finance Corp.
1,300,000	3.750		05/11/17	1,310,109
1,625,000	2.875		07/17/18	1,645,974

				2,956,083

Wireless Telecommunications – 0.2%
Verizon Communications, Inc.
1,150,000	2.625		02/21/20	1,161,033

Wirelines Telecommunications – 1.5%
AT&T, Inc.
1,175,000	2.400		03/15/17	1,177,887
825,000	2.800	(b)	02/17/21	818,447
425,000	3.875		08/15/21	438,789
Verizon Communications, Inc.
1,950,000	3.650		09/14/18	2,014,383
2,575,000	1.375		08/15/19	2,534,923
950,000	1.750	(b)	08/15/21	911,336

				7,895,765

TOTAL CORPORATE OBLIGATIONS (Cost $250,852,468)				$250,172,929

Asset-Backed Securities – 19.7%
Autos – 2.8%
Ally Auto Receivables Trust Series 2015-SN1, Class A3
$388,401	1.210%		12/20/17	$ 388,436
Ally Master Owner Trust Series 2012-5, Class A
4,600,000	1.540		09/15/19	4,604,869
Ally Master Owner Trust Series 2015-2, Class A2
4,000,000	1.830		01/15/21	4,002,154
Ford Credit Auto Owner Trust Series 2016-2, Class A(a)
1,600,000	2.030		12/15/27	1,574,165
GM Financial Automobile Leasing Trust Series 2015-1, Class A3
1,200,000	1.530		09/20/18	1,201,621
GMF Floorplan Owner Revolving Trust Series 2016-1, Class A1(a)
1,550,000	1.960		05/17/21	1,542,241
Nissan Master Owner Receivables Trust Series 2016-A, Class A2
1,200,000	1.540		06/15/21	1,191,602

				14,505,088

Credit Card – 8.5%
Bank of America Credit Card Trust Series 2014-A1, Class A(c)
7,000,000	1.084		06/15/21	7,014,370

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Credit Card – (continued)
Barclays Dryrock Issuance Trust Series 2015-1, Class A
$3,450,000	2.200%	12/15/22	$ 3,458,202
Barclays Dryrock Issuance Trust Series 2016-1, Class A
1,600,000	1.520	05/16/22	1,585,362
Capital One Multi-Asset Execution Trust Series 2015-A1, Class A1
5,200,000	1.390	01/15/21	5,199,054
Capital One Multi-Asset Execution Trust Series 2016-A5, Class A5
3,650,000	1.660	06/17/24	3,539,665
CARDS II Trust Series 2016-1A, Class A(a)(c)
2,150,000	1.404	07/15/21	2,158,006
Chase Issuance Trust Series 2015-A2, Class A2
4,250,000	1.590	02/18/20	4,259,044
Chase Issuance Trust Series 2016-A2, Class A
2,900,000	1.370	06/15/21	2,870,850
Chase Issuance Trust Series 2016-A5, Class A5
3,950,000	1.270	07/15/21	3,894,866
Evergreen Credit Card Trust Series 2016-1, Class A(a)(c)
3,350,000	1.424	04/15/20	3,363,807
Golden Credit Card Trust Series 2016-5A, Class A(a)
2,800,000	1.600	09/15/21	2,769,135
Trillium Credit Card Trust II Series 2016-1A, Class A(a)(c)
3,650,000	1.481	05/26/21	3,667,025

			43,779,386

Equipment(a) – 0.7%
Chesapeake Funding II LLC Series 16-2A, Class A1
3,500,000	1.880	06/15/28	3,490,918

Home Equity(c) – 0.0%
Amresco Residential Securities Mortgage Loan Trust Series 1998-2, Class M1F
15,715	6.745	06/25/28	17,179
Centex Home Equity Series 2004-D, Class MV3
76,641	2.092	09/25/34	70,973
Morgan Stanley ABS Capital I Series 2004-HE4, Class M3
31,234	2.842	05/25/34	30,512

			118,664

Manufactured Housing – 0.0%
Lehman ABS Manufactured Housing Contract Series 2001-B, Class A3
14,404	4.350	04/15/40	14,516

Other(a)(c) – 1.4%
Mortgage Repurchase Agreement Financing Trust Series 2016-1, Class A
2,650,000	1.637	09/10/18	2,650,000
Mortgage Repurchase Agreement Financing Trust Series 2016-2, Class A
2,650,000	1.837	03/10/19	2,650,000
Mortgage Repurchase Agreement Financing Trust Series 2016-3, Class A1
650,000	1.537	11/10/18	650,000
Station Place Securitization Trust Series 2015-2, Class A(d)
1,400,000	1.586	05/15/18	1,400,000

			7,350,000

Student Loan(c) – 6.3%
Access Group, Inc. Series 2006-1, Class A2
138,239	0.935	08/25/23	137,905
Brazos Higher Education Authority, Inc. Series 2006-1, Class A3(b)
1,881,710	0.000	12/26/24	1,872,441

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Student Loan(c) – (continued)
ECMC Group Student Loan Trust Series 2016-1A, Class A(a)
$2,599,713	1.942%	07/26/66	$ 2,592,046
Education Loan Asset-Backed Trust I Series 2013-1, Class A1(a)
2,410,082	1.392	06/25/26	2,385,299
Educational Services of America, Inc. Series 2010-1, Class A1(a)
1,527,673	1.565	07/25/23	1,520,280
Educational Services of America, Inc. Series 2014-1, Class A(a)
2,298,854	1.284	02/25/39	2,262,880
Goal Capital Funding Trust Series 2007-1, Class A3
473,134	1.087	09/25/28	470,035
Higher Education Funding I Series 2005-1, Class A4
375,637	0.965	02/25/30	373,093
Navient Student Loan Trust Series 2016-5A, Class A(a)
5,331,921	1.834	06/25/65	5,410,098
Navient Student Loan Trust Series 2016-7A, Class A(a)
2,618,260	1.785	03/25/66	2,644,952
Nelnet Student Loan Trust Series 2005-4, Class A3
559,328	0.996	06/22/26	556,718
Nelnet Student Loan Trust Series 2006-2, Class A5
3,118,565	0.815	01/25/30	3,101,829
Northstar Education Finance, Inc. Series 2012-1, Class A(a)
1,998,825	1.284	12/26/31	1,957,013
Scholar Funding Trust Series 2012-B, Class A1(a)
365,432	0.992	10/28/25	365,328
SLM Student Loan Trust Series 2003-12, Class A5(a)
724,740	1.130	09/15/22	723,125
SLM Student Loan Trust Series 2003-14, Class A5
317,849	0.945	01/25/23	316,719
SLM Student Loan Trust Series 2004-1, Class A3
1,301,355	0.925	04/25/23	1,298,085
SLM Student Loan Trust Series 2006-2, Class A5
2,725,383	0.825	07/25/25	2,718,782
SLM Student Loan Trust Series 2006-4, Class A5
593,386	0.815	10/27/25	592,727
SLM Student Loan Trust Series 2013-3, Class A2
259,690	0.884	05/26/20	259,292
SLM Student Loan Trust Series 2014-1, Class A2
441,845	0.964	07/26/21	441,974
Wachovia Student Loan Trust Series 2005-1, Class A5
248,839	0.845	01/26/26	246,301

			32,246,922

TOTAL ASSET-BACKED SECURITIES (Cost $101,645,769)			$101,505,494

U.S. Treasury Obligations – 19.0%
United States Treasury Inflation Protected Securities
$9,258,801	0.125%	04/15/17	$ 9,280,652
15,278,268	2.625	07/15/17	15,649,835
35,553,120	0.125 (e)	04/15/18	35,889,452
2,063,160	0.125	04/15/19	2,089,754
12,283,061	0.125	04/15/20	12,417,315
United States Treasury Notes
13,230,000	1.375	08/31/20	13,092,276
9,200,000	1.375	09/30/20	9,095,304

TOTAL U.S. TREASURY OBLIGATIONS (Cost $97,586,348)			$ 97,514,588

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Shares	Distribution Rate		Value
Investment Company(c)(f) – 1.2%
Goldman Sachs Financial Square Government Fund - Institutional Shares
6,333,837	0.450%		$ 6,333,837
(Cost $6,333,837)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost $456,418,422)			$455,526,848

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investments – 9.1%
Certificates of Deposit – 5.6%
Bank of Montreal
$3,000,000	1.402%	08/11/17	$ 3,004,975
2,800,000	1.352	10/24/17	2,804,680
Credit Agricole SA
2,000,000	1.285	02/03/17	2,001,374
Credit Suisse New York
3,000,000	1.686	08/16/17	3,004,490
1,000,000	1.690	09/28/17	1,000,433
DnB NOR ASA New York
900,000	1.240	05/26/17	900,638
Mitsubishi UFJ Trust & Banking Corp.
2,800,000	1.693	09/18/17	2,804,721
Mizuho Bank Ltd.
2,225,000	1.693	09/19/17	2,229,541
Norinchukin Bank NY
2,000,000	1.449	02/22/17	2,002,075
Skandinaviska Enskilda Banken AB
1,000,000	1.074	06/02/17	1,000,276
Sumitomo Mitsui Banking Corp.
3,000,000	1.439	01/20/17	3,001,306
The Toronto-Dominion Bank
2,000,000	1.382	08/10/17	2,003,288
Wells Fargo Bank
2,800,000	1.478	09/22/17	2,803,612

			28,561,409

Commercial Paper – 3.5%
Atlantic Asset Securitization Corp.
1,000,000	0.000	02/03/17	999,225
Collateralized Commercial Paper II
2,750,000	1.390	07/28/17	2,754,466
Dexia Credit Local
2,600,000	0.000	04/21/17	2,592,558
Electricite De France SA
3,100,000	0.000	01/09/17	3,099,390

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investments – (continued)
Commercial Paper – (continued)
Ford Motor Credit Co. LLC
$2,500,000	0.000%	05/15/17	$ 2,486,494
Matchpoint Finance PLC
2,600,000	0.000	04/24/17	2,590,366
Versailles Commercial Paper LLC
1,000,000	0.000	02/06/17	998,990
Westpac Banking Corp.
2,500,000	1.288	08/07/17	2,503,630

			18,025,119

TOTAL SHORT-TERM INVESTMENTS (Cost $46,539,214)			$ 46,586,528

TOTAL INVESTMENTS – 97.7% (Cost $502,957,636)			$502,113,376

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.3%			11,787,833

NET ASSETS – 100.0%			$513,901,209

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $125,313,136, which represents approximately 24.4% of net assets as of December 31, 2016.

(b)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(c)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on December 31, 2016.

(d)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(e)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(f)	Represents an Affiliated fund.

Investment Abbreviations:
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At December 31, 2016, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Eurodollars	(49)	September 2017	$(12,084,012)	$39,062
Eurodollars	(49)	December 2017	(12,063,800)	52,262
Eurodollars	(49)	March 2018	(12,049,100)	62,037
Eurodollars	(224)	June 2018	(55,014,400)	288,630
Eurodollars	(149)	September 2018	(36,551,563)	295,793
Eurodollars	(149)	December 2018	(36,505,000)	323,731
Eurodollars	(47)	March 2019	(11,504,425)	109,167
Eurodollars	(63)	June 2019	(15,407,438)	151,017
Eurodollars	(63)	September 2019	(15,396,413)	155,248
Eurodollars	(63)	December 2019	(15,383,812)	160,467
Eurodollars	(59)	March 2020	(14,399,687)	151,601
Eurodollars	(43)	June 2020	(10,488,775)	113,313
2 Year U.S. Treasury Notes	(248)	March 2017	(53,738,500)	27,527
5 Year U.S. Treasury Notes	(273)	March 2017	(32,122,289)	76,822

TOTAL				$2,006,677

TAX INFORMATION — At December 31, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$503,127,637

Gross unrealized gain	1,076,677
Gross unrealized loss	(2,090,938)

Net unrealized security loss	$(1,014,261)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – 47.5%
Collateralized Mortgage Obligations – 2.9%
Adjustable Rate Non-Agency(a) – 0.1%
MLCC Mortgage Investors, Inc. Series 2004-E, Class A2B
$316,843	1.968%	11/25/29	$ 302,303

Interest Only(b) – 0.0%
CS First Boston Mortgage Securities Corp. Series 2003-AR18, Class 2X(a)
22,503	0.000	07/25/33	—
CS First Boston Mortgage Securities Corp. Series 2003-AR20, Class 2X(a)
28,615	0.000	08/25/33	—
FNMA STRIPS Series 151, Class 2
1,135	9.500	07/25/22	119
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 3AX(a)
18,973	0.123	08/25/33	114
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 4AX(a)
4,094	0.320	07/25/33	46

			279

Inverse Floaters(a) – 0.0%
GNMA REMIC Series 2002-13, Class SB
43,376	34.266	02/16/32	70,642

Principal Only(c) – 0.0%
FNMA REMIC Series G-35, Class N
2,902	0.000	10/25/21	2,821

Regular Floater(a) – 0.0%
FHLMC REMIC Series 1760, Class ZB
91,096	1.660	05/15/24	91,428

Sequential Fixed Rate – 2.7%
FHLMC REMIC Series 2329, Class ZA
581,561	6.500	06/15/31	642,340
FHLMC REMIC Series 4273, Class PD
998,743	6.500	11/15/43	1,147,451
FNMA REMIC Series 2011-52, Class GB
979,328	5.000	06/25/41	1,071,808
FNMA REMIC Series 2011-99, Class DB
960,421	5.000	10/25/41	1,052,745
FNMA REMIC Series 2012-111, Class B
133,875	7.000	10/25/42	156,833
FNMA REMIC Series 2012-153, Class B
560,940	7.000	07/25/42	648,134
GNMA REMIC Series 2002-42, Class KZ
1,554,659	6.000	06/16/32	1,716,669
NCUA Guaranteed Notes Series A4
3,400,000	3.000	06/12/19	3,517,256

			9,953,236

Sequential Floating Rate(a) – 0.1%
NCUA Guaranteed Notes Series 2010-R1, Class 1A
442,541	1.102	10/07/20	442,973

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 10,863,682

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Commercial Mortgage-Backed Securities(a) – 2.5%
Sequential Floating Rate – 2.5%
Banc of America Commercial Mortgage Trust Series 2006-3, Class A4
$44,481	5.889%	07/10/44	$ 44,566
Citigroup Commercial Mortgage Trust Series 2008-C7, Class A1A
4,859,145	6.047	12/10/49	4,958,796
LB Commercial Mortgage Trust Series 2007-C3, Class A1A
2,957,281	5.873	07/15/44	2,996,174
Credit Suisse Commercial Mortgage Trust Series 2007-C2, Class A1A
1,237,283	5.526	01/15/49	1,239,512

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$ 9,239,048

Federal Agencies – 42.1%
Adjustable Rate FHLMC(a) – 0.2%
$136,553	2.642%	11/01/32	143,359
726,495	2.797	09/01/33	764,565

			907,924

Adjustable Rate FNMA(a) – 0.9%
20,911	3.170	11/01/32	21,946
222,335	2.374	12/01/32	232,072
765,111	2.662	05/01/33	787,007
22,671	2.836	06/01/33	23,877
701,256	3.105	10/01/33	733,173
692,547	2.669	02/01/35	729,624
645,515	2.770	09/01/35	672,341

			3,200,040

Adjustable Rate GNMA(a) – 0.7%
45,293	2.125	06/20/23	46,012
22,664	2.125	07/20/23	23,016
21,981	2.125	08/20/23	22,326
58,096	2.125	09/20/23	59,017
19,760	2.000	03/20/24	20,108
165,576	2.125	04/20/24	168,503
17,887	2.125	05/20/24	18,204
165,668	2.125	06/20/24	168,632
93,665	2.125	07/20/24	95,299
128,125	2.125	08/20/24	130,422
40,475	2.125	09/20/24	41,194
51,587	2.000	11/20/24	52,550
20,172	2.000	12/20/24	20,552
34,202	2.500	12/20/24	35,002
35,966	2.000	01/20/25	36,656
20,097	2.000	02/20/25	20,485
70,271	2.125	05/20/25	71,640
55,080	2.125	07/20/25	56,141
24,791	2.000	02/20/26	25,298
1,301	2.125	07/20/26	1,329
68,150	2.000	01/20/27	69,708
24,885	2.000	02/20/27	25,447
197,023	2.125	04/20/27	201,468
20,074	2.125	05/20/27	20,515
23,810	2.125	06/20/27	24,352
9,680	2.000	11/20/27	9,907
31,582	2.000	12/20/27	32,326
65,730	2.000	01/20/28	67,300

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Adjustable Rate GNMA(a) – (continued)
$23,324	2.000%	02/20/28	$ 23,884
27,214	2.000	03/20/28	27,870
107,272	2.125	07/20/29	110,054
61,324	2.125	08/20/29	62,860
12,746	2.125	09/20/29	13,067
60,357	2.000	10/20/29	61,919
77,991	2.000	11/20/29	80,065
16,602	2.000	12/20/29	17,037
22,532	2.000	01/20/30	23,127
9,571	2.000	02/20/30	9,825
55,441	2.000	03/20/30	56,857
69,425	2.125	04/20/30	71,256
180,234	2.125	05/20/30	185,008
16,289	2.125	06/20/30	16,705
159,351	2.125	07/20/30	163,510
24,786	2.125	09/20/30	25,437
52,662	2.000	10/20/30	54,083
99,771	2.000	03/20/32	102,626

			2,668,599

FHLMC – 3.9%
1,470	7.000	09/01/17	1,486
910	7.000	10/01/17	916
8,582	5.500	05/01/18	8,758
74,113	5.500	06/01/18	75,863
3,912	4.500	09/01/18	4,000
37,936	5.000	06/01/19	39,247
2,002	10.000	07/01/20	2,009
26,351	6.500	07/01/21	28,965
2,181	6.500	08/01/22	2,355
34,464	9.000	10/01/22	38,470
114,667	4.500	10/01/23	122,987
582,185	5.000	08/01/24	622,323
63,567	6.500	07/01/28	66,518
539,525	4.500	03/01/29	579,167
4,309	8.000	07/01/30	5,194
7,827	7.500	12/01/30	7,945
40,065	7.000	04/01/31	45,321
22,027	5.000	08/01/33	24,074
4,093	5.000	09/01/33	4,474
9,247	5.000	10/01/33	10,106
15,184	5.500	09/01/34	17,169
239,000	6.000	10/01/34	271,278
5,388	5.000	11/01/34	5,886
303,615	5.000	12/01/34	331,655
1,098	5.500	03/01/35	1,222
16,074	5.000	07/01/35	17,558
2,251	5.500	07/01/35	2,508
3,520	5.000	11/01/35	3,848
4,746	5.500	11/01/35	5,407
30,755	5.000	12/01/35	34,166
86,590	5.500	01/01/36	98,651
217	5.500	02/01/36	248
2,381	6.000	06/01/36	2,705
47,519	5.000	02/01/37	51,881
4,322	5.000	03/01/38	4,719
101,782	5.500	03/01/38	114,926
47,258	5.500	04/01/38	53,361
7,412	5.500	11/01/38	8,528
11,141	5.500	12/01/38	12,399
480,541	7.000	02/01/39	556,599
3,434	5.500	03/01/39	3,826
217,148	5.000	07/01/39	237,836

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FHLMC – (continued)
$4,717	5.500%	10/01/39	$ 5,312
12,728	5.500	03/01/40	14,256
18,462	4.000	06/01/40	19,475
24,741	5.500	06/01/40	27,890
12,056	5.000	08/01/40	13,197
859,692	5.500	08/01/40	954,484
3,345	4.500	11/01/40	3,600
215,518	4.000	02/01/41	227,383
7,642	5.000	04/01/41	8,394
9,238	5.000	06/01/41	10,106
428,445	5.000	07/01/41	468,888
15,202	4.000	11/01/41	16,047
21,678	3.000	05/01/42	21,651
274,896	3.500	06/01/42	284,550
21,919	3.000	08/01/42	21,892
25,651	3.000	01/01/43	25,618
87,251	3.000	02/01/43	87,176
4,659,695	3.500	04/01/43	4,803,672
514,589	3.500	06/01/45	530,007
405,465	3.500	10/01/45	417,486
2,796,489	3.500	03/01/46	2,879,400

			14,367,038

FNMA – 12.1%
6,834	5.000	08/01/17	6,994
5,560	4.500	08/01/18	5,689
59,336	5.000	09/01/18	60,744
328,387	5.000	10/01/18	337,167
22,962	6.500	08/01/19	25,978
8,411	9.500	10/01/20	8,468
208,401	5.500	02/01/23	231,447
358,152	5.500	08/01/23	397,758
97,086	6.000	11/01/28	110,753
8,541	6.500	11/01/28	9,364
63,600	7.000	07/01/31	70,533
1,132	5.500	03/01/33	1,264
3,962	6.000	03/01/33	4,495
3,741,686	5.500	04/01/33	4,250,585
2,009	6.000	05/01/33	2,302
5,582	5.000	07/01/33	6,186
794,453	5.500	07/01/33	864,055
27,015	5.000	08/01/33	29,670
5,457	5.500	09/01/33	6,164
25,246	5.500	12/01/33	28,527
1,816	6.000	12/01/33	2,077
6,323	5.500	02/01/34	7,143
2,336	5.500	03/01/34	2,642
1,258	5.500	04/01/34	1,430
8,197	5.500	05/01/34	9,277
86	5.500	06/01/34	97
8,987	5.500	08/01/34	10,216
5,252	5.500	09/01/34	5,905
4,414	5.500	10/01/34	4,979
3,400	5.500	11/01/34	3,842
46,503	5.500	12/01/34	52,537
7,819	5.500	04/01/35	8,827
211,632	6.000	04/01/35	240,099
6,872	5.000	05/01/35	7,654
4,798	5.500	05/01/35	5,376
9,086	5.000	07/01/35	9,992
8,693	5.500	07/01/35	9,843
4,883	5.000	08/01/35	5,427
930	5.500	08/01/35	1,057

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$183	6.000%	08/01/35	$ 209
8,426	5.500	09/01/35	9,579
83,330	6.000	10/01/35	95,327
38,107	6.000	11/01/35	43,061
4,004	5.500	12/01/35	4,551
151	5.500	02/01/36	171
47,340	6.000	03/01/36	53,914
68,037	6.000	04/01/36	77,453
3,327	4.500	07/01/36	3,589
537	5.500	02/01/37	608
18,240	5.500	04/01/37	20,723
165	5.500	05/01/37	187
524	5.500	06/01/37	592
962,196	5.500	08/01/37	1,072,872
223,498	6.000	10/01/37	255,395
151,079	7.500	11/01/37	170,511
304	5.500	12/01/37	344
12,931	5.500	02/01/38	14,428
5,910	5.500	03/01/38	6,675
9,313	6.000	03/01/38	10,643
22,056	5.500	04/01/38	25,046
6,858	5.500	05/01/38	7,772
1,754	5.500	06/01/38	1,980
1,778	5.500	07/01/38	2,008
1,252	5.500	08/01/38	1,414
1,137	5.500	09/01/38	1,283
414	5.500	12/01/38	467
6,613	5.500	02/01/39	7,485
320,740	7.000	03/01/39	369,852
3,872	4.500	04/01/39	4,180
12,637	4.500	05/01/39	13,739
7,054	5.500	06/01/39	7,978
7,055	4.000	08/01/39	7,447
35,147	4.500	08/01/39	38,210
63,226	5.000	09/01/39	68,962
6,222	5.500	11/01/39	7,024
544,397	4.500	12/01/39	591,841
424,249	5.000	07/01/40	467,137
382,120	5.000	03/01/41	418,728
108,354	5.000	04/01/41	118,734
254,146	4.500	05/01/41	274,207
30,664	5.000	06/01/41	33,602
160,871	5.000	07/01/41	176,283
202,769	4.500	08/01/41	218,824
185,650	5.000	10/01/41	203,436
38,408	3.500	11/01/41	39,676
336,605	5.000	04/01/42	368,853
42,450	3.500	06/01/42	43,871
160,603	4.500	08/01/42	173,997
24,802	3.500	10/01/42	25,633
20,984	3.000	11/01/42	21,024
243,887	3.000	12/01/42	244,354
628,856	3.000	01/01/43	630,080
126,370	3.000	02/01/43	126,612
728,568	3.000	03/01/43	729,963
1,187,191	3.000	04/01/43	1,189,463
113,599	3.500	04/01/43	116,992
810,965	3.000	05/01/43	812,516
73,295	3.500	05/01/43	75,760
140,120	3.000	06/01/43	140,388
1,244,925	3.000	07/01/43	1,247,308
2,016,122	3.500	07/01/43	2,076,339
348,944	3.500	08/01/43	359,490
42,625	3.500	09/01/43	44,046

Principal Amount	Interest Rate	Maturity Date		Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$104,025	3.500%	01/01/44		$ 107,426
267,115	3.500	04/01/45		275,347
1,737,527	4.500	04/01/45		1,890,850
209,268	4.500	05/01/45		227,832
72,450	3.500	06/01/45		74,638
29,371	3.500	09/01/45		30,285
52,335	3.500	10/01/45		53,915
77,743	3.500	11/01/45		79,966
74,388	3.500	01/01/46		76,635
965,076	3.500	06/01/46		997,836
1,000,000	3.500	TBA-30yr	(d)	1,025,000
19,000,000	4.000	TBA-30yr	(d)	19,973,750

				45,034,879

GNMA – 24.3%
83,585	7.000	12/15/27		92,714
14,507	6.500	08/15/28		16,571
122,522	6.000	01/15/29		142,387
177,906	7.000	10/15/29		206,951
75,384	5.500	11/15/32		84,965
1,052,699	5.500	12/15/32		1,189,350
45,963	5.500	01/15/33		51,981
79,366	5.500	02/15/33		89,759
87,026	5.500	03/15/33		98,421
73,830	5.500	07/15/33		83,472
40,259	5.500	08/15/33		45,531
32,277	5.500	09/15/33		36,503
46,642	5.500	04/15/34		52,652
27,995	5.500	05/15/34		31,603
468,305	5.500	06/15/34		528,654
387,844	5.500	09/15/34		437,826
328,035	5.500	12/15/34		370,308
306,592	5.500	01/15/35		345,659
210,299	5.000	03/15/38		230,323
1,627	5.000	11/15/38		1,795
12,789	4.000	02/20/41		13,604
19,521	4.000	11/20/41		20,765
3,226	4.000	01/20/42		3,431
10,586	4.000	04/20/42		11,295
5,488	4.000	10/20/42		5,856
816,274	4.000	08/20/43		870,129
8,111,955	4.000	10/20/43		8,639,550
11,629	4.000	03/20/44		12,375
14,085	4.000	05/20/44		14,989
1,000,000	4.000	11/20/44		1,064,166
4,436,402	4.000	06/20/45		4,720,782
4,348,146	4.000	07/20/45		4,625,510
49,107	4.000	08/20/45		52,240
4,717,103	4.000	09/20/45		5,018,003
5,190,587	4.000	10/20/45		5,520,068
1,999,800	3.000	11/20/45		2,027,352
1,007,026	4.000	11/20/45		1,070,353
3,932,687	4.000	01/20/46		4,182,320
1,941,008	4.000	02/20/46		2,063,068
22,000,005	4.000	04/20/46		23,382,740
97,734	4.000	06/20/46		103,847
1,999,801	3.000	09/20/46		2,027,339
184,225	4.000	09/20/46		195,827
173,783	4.000	10/20/46		184,728
3,999,600	3.000	11/20/46		4,054,676
6,100,000	3.000	12/20/46		6,184,000

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date		Value
Mortgage-Backed Obligations – (continued)
GNMA – (continued)
$10,000,000	4.000%	TBA-30yr	(d)	$ 10,620,312

				90,826,750

TOTAL FEDERAL AGENCIES				$157,005,230

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $175,712,132)				$177,107,960

Agency Debentures – 7.5%
FHLB
$2,200,000	1.875%	03/13/20		$ 2,218,788
3,700,000	2.125	06/09/23		3,642,673
2,100,000	3.375	09/08/23		2,230,855
300,000	3.375	12/08/23		317,225
FNMA
1,400,000	1.875	09/24/26		1,288,056
2,600,000	6.250	05/15/29		3,451,786
4,000,000	6.625	11/15/30		5,558,040
New Valley Generation V
2,104,748	4.929	01/15/21		2,252,998
Small Business Administration
1,770	7.500	04/01/17		1,788
7,667	6.300	05/01/18		7,807
6,899	6.300	06/01/18		7,023
Tennessee Valley Authority
6,500,000	3.875	02/15/21		6,984,055

TOTAL AGENCY DEBENTURES (Cost $27,941,695)				$ 27,961,094

Asset-Backed Securities – 7.6%
Auto Floor Plan ABS(e) – 0.9%
GMF Floorplan Owner Revolving Trust Series 2015-1, Class A1
$2,000,000	1.650%	05/15/20		$ 1,998,415
GMF Floorplan Owner Revolving Trust Series 2016-1, Class A1
1,250,000	1.960	05/17/21		1,243,743

				3,242,158

Automobiles(e) – 0.9%
Avis Budget Rental Car Funding AESOP LLC Series 2015-2A, Class A
2,150,000	2.630	12/20/21		2,123,702
Ford Credit Auto Owner Trust Series 2016-2, Class A
1,300,000	2.030	12/15/27		1,279,009

				3,402,711

Student Loan(a) – 5.8%
Access Group, Inc. Series 2005-2, Class A3
984,580	0.991	11/22/24		977,416
Access Group, Inc. Series 2006-1, Class A2
112,086	0.935	08/25/23		111,815
Alaska State Student Loan Corp. Series 2013, Class A(f)
3,035,949	1.084	08/25/31		2,999,088
ECMC Group Student Loan Trust Series 2016-1A, Class A(e)
1,903,362	1.942	07/26/66		1,897,748
Edsouth Indenture No. 9 LLC Series 2015-1, Class A(e)
1,559,056	1.384	10/25/56		1,520,087
Higher Education Funding I Series 2005-1, Class A4
317,847	0.965	02/25/30		315,694

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Student Loan(a) – (continued)
Navient Student Loan Trust Series 2016-5A, Class A(e)
$4,011,170	1.834%	06/25/65	$ 4,069,982
Navient Student Loan Trust Series 2016-7A, Class A(e)
1,827,842	1.785	03/25/66	1,846,476
Nelnet Student Loan Trust Series 2005-4, Class A3
462,892	0.996	06/22/26	460,732
Nelnet Student Loan Trust Series 2013-5A, Class A(e)
382,252	1.214	01/25/37	375,565
PHEAA Student Loan Trust Series 2016-1A, Class A(e)
1,960,061	1.734	09/25/65	1,964,984
Scholar Funding Trust Series 2013-A, Class A(e)
2,422,179	1.242	01/30/45	2,324,911
SLM Student Loan Trust Series 2003-14, Class A5
262,571	0.945	01/25/23	261,637
SLM Student Loan Trust Series 2008-5, Class A4
2,270,154	2.415	07/25/23	2,282,710
Wachovia Student Loan Trust Series 2005-1, Class A5
223,955	0.845	01/26/26	221,670

			21,630,515

TOTAL ASSET-BACKED SECURITIES (Cost $28,482,420)			$ 28,275,384

Municipal Debt Obligation – 0.6%
New Jersey – 0.6%
New Jersey Economic Development Authority Series A (MBIA)
$2,000,000	7.425%	02/15/29	$ 2,382,580
(Cost $2,000,000)

Government Guarantee Obligations(g) – 2.1%
Hashemite Kingdom of Jordan Government AID Bond
$4,600,000	2.503%	10/30/20	$ 4,708,100
Israel Government AID Bond
1,400,000	5.500	09/18/23	1,655,248
500,000	5.500	12/04/23	589,720
700,000	5.500	04/26/24	833,322

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS (Cost $7,728,478)			$ 7,786,390

U.S. Treasury Obligations – 43.0%
United States Treasury Bonds
$650,000	2.750%	11/15/42	$ 613,964
10,810,000	3.625 (h)	08/15/43	11,992,831
8,520,000	3.750 (h)	11/15/43	9,664,236
6,130,000	3.625	02/15/44	6,798,231
3,200,000	3.000	11/15/44	3,162,784
1,570,000	2.875	08/15/45	1,511,172
United States Treasury Inflation Protected Securities
6,491,803	0.125	04/15/17	6,507,124
3,965,352	2.625	07/15/17	4,061,789
18,926,808	0.125	04/15/18	19,105,856
10,728,432	0.125	04/15/19	10,866,721
3,096,570	0.125	04/15/20	3,130,415

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
U.S. Treasury Obligations – (continued)
United States Treasury Notes
$23,130,000	1.625%		07/31/20	$ 23,114,503
6,900,000	1.750		12/31/20	6,898,206
1,670,000	1.375		04/30/21	1,638,320
6,140,000	2.000		12/31/21	6,162,534
6,000,000	1.875		05/31/22	5,952,780
600,000	2.125		06/30/22	602,130
1,300,000	2.000	(h)	07/31/22	1,295,385
1,150,000	1.750		09/30/22	1,128,369
1,810,000	1.875		10/31/22	1,786,090
12,467,000	2.250		12/31/23	12,476,724
9,100,000	2.250		11/15/24	9,046,401
500,000	2.125		05/15/25	490,335
400,000	2.000		08/15/25	387,572
United States Treasury Strip Coupon(c)
12,400,000	0.000		11/15/35	7,013,812
3,200,000	0.000		02/15/36	1,797,504
6,100,000	0.000		05/15/36	3,393,369

TOTAL U.S. TREASURY OBLIGATIONS (Cost $161,365,829)				$160,599,157

Shares	Distribution Rate	Value
Investment Company(a)(i) – 4.0%
Goldman Sachs Financial Square Government Fund - Institutional Shares
14,824,456	0.450%	$ 14,824,456
(Cost $14,824,456)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost $418,055,010)		$418,937,021

TOTAL INVESTMENTS – 112.3% (Cost $418,055,010)		$418,937,021

LIABILITIES IN EXCESS OF OTHER ASSETS – (12.3)%		(45,752,065)

NET ASSETS – 100.0%		$373,184,956

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on December 31, 2016.

(b)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(c)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(d)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $31,619,062 which represents approximately 8.5% of net assets as of December 31, 2016.

(e)	Exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $20,644,622, which represents approximately 5.5% of net assets as of December 31, 2016.

(f)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(g)	Guaranteed by the United States Government until maturity. Total market value for these securities amounts to $7,786,390, which represents approximately 2.1% of net assets as of December 31, 2016.

(h)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(i)	Represents an Affiliated fund.

Investment Abbreviations:
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
MBIA	— Insured by Municipal Bond Investors Insurance
NCUA	— National Credit Union Administration
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2016, the Fund had the following forward foreign currency exchange contracts:

FORWARD SALES CONTRACTS — At December 31, 2016, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

FHLMC	3.500%	TBA - 30yr	01/18/17	$(4,000,000)	$(4,096,250)
FNMA	3.000	TBA - 30yr	01/18/17	(5,000,000)	(4,971,094)
GNMA	3.000	TBA - 30yr	01/24/17	(14,000,000)	(14,179,375)

TOTAL					$(224,883)

(a)	TBA (To Be Announced) Securities are purchased or sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At December 31, 2016, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Ultra Long U.S. Treasury Bonds	(16)	March 2017	$(2,564,000)	$(3,442)
Ultra 10 Year U.S. Treasury Notes	(3)	March 2017	(402,188)	3,018
30 Day Federal Funds	(77)	April 2017	(31,858,090)	1,949
2 Year U.S. Treasury Notes	152	March 2017	32,936,500	24,747
5 Year U.S. Treasury Notes	(21)	March 2017	(2,470,945)	(19,293)
10 Year U.S. Treasury Notes	153	March 2017	19,015,031	23,276
20 Year U.S. Treasury Bonds	22	March 2017	3,314,438	10,726

TOTAL				$40,981

SWAP CONTRACTS — At December 31, 2016, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

			Rates Exchanged		Market Value
Notional Amount (000s)		Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

$6,550	(b)	12/19/19	2.250%	3 month LIBOR	$266	$8,485
11,060	(b)	12/20/19	2.250	3 month LIBOR	2,827	11,855
1,480	(b)	12/19/23	3 month LIBOR	2.600%	(125)	(11,451)
1,570	(b)	12/20/28	3 month LIBOR	2.790	(3,399)	(21,120)
12,900		09/09/36	3 month LIBOR	1.231	17,243	1,936,163

TOTAL					$16,812	$1,923,932

(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2016.

TAX INFORMATION — At December 31, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$417,857,730

Gross unrealized gain	6,672,617
Gross unrealized loss	(5,593,326)

Net unrealized security gain	$1,079,291

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Schedule of Investments

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations(a) – 0.2%
Banks – 0.2%
DnB Boligkreditt AS
$800,000	1.450%	03/21/19	$ 799,007
(Cost $799,313)

Mortgage-Backed Obligations – 42.8%
Collateralized Mortgage Obligations – 37.5%
Interest Only(b) – 0.0%
FNMA REMIC Series 1990-145, Class B
$128	1,004.961%	12/25/20	$ 573

Regular Floater(c) – 32.6%
FHLMC REMIC Series 1826, Class F
20,669	1.104	09/15/21	20,724
FHLMC REMIC Series 3049, Class FP
4,279,172	1.054	10/15/35	4,250,722
FHLMC REMIC Series 3208, Class FB
604,017	1.104	08/15/36	601,694
FHLMC REMIC Series 3208, Class FD
1,473,537	1.104	08/15/36	1,472,400
FHLMC REMIC Series 3208, Class FG
1,433,711	1.104	08/15/36	1,432,605
FHLMC REMIC Series 3307, Class FA
10,752,230	1.134	07/15/34	10,763,674
FHLMC REMIC Series 3312, Class HF
4,836,546	1.004	08/15/33	4,841,479
FHLMC REMIC Series 3371, Class FA
980,425	1.304	09/15/37	987,256
FHLMC REMIC Series 3374, Class FT
326,019	1.004	04/15/37	325,054
FHLMC REMIC Series 3471, Class FB
2,160,915	1.704	08/15/35	2,187,997
FHLMC REMIC Series 3545, Class FA
563,631	1.554	06/15/39	567,618
FHLMC REMIC Series 3588, Class CW
2,620,624	3.145	10/15/37	2,755,887
FHLMC REMIC Series 4039, Class FA
3,337,366	1.204	05/15/42	3,341,397
FHLMC REMIC Series 4057, Class CF
6,476,865	1.154	04/15/39	6,472,697
FHLMC REMIC Series 4272, Class FD
6,014,888	1.054	11/15/43	5,994,190
FHLMC REMIC Series 4316, Class FY
2,069,202	1.104	11/15/39	2,079,204
FHLMC REMIC Series 4477, Class FG
9,648,658	0.833	10/15/40	9,556,268
FHLMC REMIC Series 4614, Class FK
9,396,594	1.204	09/15/46	9,340,603
FHLMC REMIC Series 4631, Class GF
15,842,462	1.204	11/15/46	15,793,676
FHLMC STRIPS Series 237, Class F23
411,141	1.104	05/15/36	410,691
FNMA REMIC Series 1990-145, Class A
52,058	1.528	12/25/20	52,091
FNMA REMIC Series 1997-20, Class F
167,652	1.068	03/25/27	167,951
FNMA REMIC Series 1998-66, Class FC
57,009	1.236	11/17/28	57,362

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Regular Floater(c) – (continued)
FNMA REMIC Series 2006-42, Class CF
$9,751,021	1.206%	06/25/36	$ 9,765,799
FNMA REMIC Series 2006-72, Class XF
854,163	1.256	08/25/36	853,968
FNMA REMIC Series 2007-114, Class A7
2,275,000	0.956	10/27/37	2,264,806
FNMA REMIC Series 2007-33, Class HF
61,376	1.106	04/25/37	61,049
FNMA REMIC Series 2007-36, Class F
1,261,407	0.986	04/25/37	1,251,289
FNMA REMIC Series 2007-92, Class OF
468,509	1.326	09/25/37	469,794
FNMA REMIC Series 2008-22, Class FD
682,849	1.596	04/25/48	690,033
FNMA REMIC Series 2009-75, Class MF
1,052,307	1.906	09/25/39	1,073,961
FNMA REMIC Series 2010-123, Class FL
1,986,248	1.186	11/25/40	1,986,481
FNMA REMIC Series 2011-110, Class FE
3,456,501	1.156	04/25/41	3,455,447
FNMA REMIC Series 2011-53, Class FT
717,158	1.336	06/25/41	720,369
FNMA REMIC Series 2011-63, Class FG
776,367	1.206	07/25/41	777,030
FNMA REMIC Series 2012-56, Class FG
2,777,773	1.256	03/25/39	2,794,721
FNMA REMIC Series 2013-96, Class FW
196,850	1.156	09/25/43	196,658
FNMA REMIC Series 2014-19, Class FA
1,978,611	1.156	11/25/39	1,987,920
FNMA REMIC Series 2014-19, Class FJ
2,219,652	1.156	11/25/39	2,229,733
FNMA REMIC Series 2016-1, Class FT
7,107,763	1.106	02/25/46	7,003,470
FNMA REMIC Series 2016-23, Class FT
1,337,174	1.256	11/25/45	1,331,748
FNMA REMIC Series 2016-33, Class PF
2,854,211	1.256	06/25/46	2,848,291
GNMA REMIC Series 2010-53, Class FC
1,026,388	1.559	04/20/40	1,036,685
GNMA REMIC Series 2012-12, Class HF
1,294,513	1.139	01/20/42	1,291,454
NCUA Guaranteed Notes Series 2010-A1, Class A
279,878	0.999	12/07/20	279,227
NCUA Guaranteed Notes Series 2011-R1, Class 1A
554,988	1.102	01/08/20	555,378
NCUA Guaranteed Notes Series 2011-R2, Class 1A
1,681,852	1.052	02/06/20	1,681,590
NCUA Guaranteed Notes Series 2011-R3, Class 1A
1,463,019	1.064	03/11/20	1,462,676
NCUA Guaranteed Notes Series 2011-R4, Class 1A
692,038	0.912	03/06/20	692,363

			132,235,180

Sequential Fixed Rate – 0.3%
FHLMC REMIC Series 4248, Class LM
852,742	6.500	05/15/41	984,877

Sequential Floating Rate(c) – 4.6%
FHLMC Multifamily Structured Pass Through Certificates Series KF02, Class A1
1,037,060	0.914	07/25/20	1,036,775

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(c) – (continued)
FHLMC Multifamily Structured Pass Through Certificates Series KF03, Class A
$4,049,363	1.096%	01/25/21	$ 4,043,701
FHLMC Multifamily Structured Pass Through Certificates Series KS02, Class A
5,752,462	1.004	08/25/23	5,747,085
FHLMC Multifamily Structured Pass-Through Certificates Series KF19, Class A
7,496,075	1.211	06/25/23	7,469,501
FNMA ACES Series 2013-M11, Class FA
289,955	1.086	01/25/18	289,469

			18,586,531

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$151,807,161

Federal Agencies – 5.3%
Adjustable Rate FHLMC(c) – 1.9%
$7,918	2.544%	08/01/18	$ 7,967
3,582	2.563	11/01/18	3,608
20,519	2.939	11/01/18	20,531
2,082	2.350	02/01/19	2,090
7,299	1.943	03/01/19	7,315
6,154	2.665	03/01/19	6,196
8,688	2.161	06/01/19	8,724
3,165	2.395	07/01/19	3,178
166,025	2.614	11/01/19	167,287
102,560	6.878	11/01/19	106,752
7,687	3.104	01/01/20	7,749
15,547	1.943	05/01/21	15,634
1,973	1.943	10/01/26	1,998
434,259	3.510	08/01/28	453,769
135,526	3.154	05/01/29	140,031
12,088	4.127	06/01/29	12,930
26,208	1.941	04/01/30	26,566
21,627	4.396	06/01/30	23,134
114,796	3.049	12/01/30	119,062
8,294	2.485	02/01/31	8,416
7,394	2.617	06/01/31	7,737
1,544,939	3.082	05/01/34	1,630,930
1,304,301	2.902	05/01/35	1,369,163
83,576	3.915	05/01/35	86,766
3,221,687	2.781	01/01/38	3,410,053

			7,647,586

Adjustable Rate FNMA(c) – 2.5%
2,063	6.750	04/01/17	2,058
4,562	4.258	08/01/17	4,577
12,351	2.745	09/01/17	12,369
8,898	2.030	03/01/18	8,905
5,356	2.600	03/01/18	5,356
59,604	2.060	07/01/18	59,671
6,373	1.988	10/01/18	6,389
6,186	2.676	10/01/18	6,319
10,547	2.789	10/01/18	10,588
22,442	1.978	01/01/19	22,499
52,422	3.947	04/01/19	53,408
4,819	6.011	04/01/19	4,996
149,019	2.000	05/01/19	149,536
13,266	6.084	07/01/19	13,616

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Adjustable Rate FNMA(c) – (continued)
$45,896	4.289%	08/01/19	$ 46,829
38,123	6.152	05/01/20	39,366
70,225	1.962	06/01/20	70,454
4,327	6.700	02/01/22	4,558
23,520	2.408	05/20/22	23,524
79,053	2.961	02/01/23	81,079
165,205	2.832	01/01/24	169,765
225,287	2.910	03/01/24	231,887
122,424	2.241	06/20/24	122,524
4,883	3.568	08/01/24	4,948
52,631	5.083	01/01/25	56,117
8,007	3.346	06/01/27	8,266
6,646	4.250	12/01/27	7,109
8,839	4.520	01/01/28	9,455
8,941	1.932	06/01/29	9,044
8,561	2.103	06/01/29	8,671
1,335,745	2.826	07/01/33	1,409,147
341,552	2.872	11/01/34	361,331
5,221	3.887	05/01/36	5,443
1,881,964	3.141	03/01/37	1,985,346
304,290	3.075	09/01/37	322,749
65,409	1.941	06/01/40	65,717
6,070	1.741	02/01/41	6,060
1,211,398	2.512	04/01/44	1,248,517
3,314,710	2.619	09/01/44	3,423,010

			10,081,203

Adjustable Rate GNMA(c) – 0.4%
1,002,644	2.125	04/20/33	1,032,059
214,112	2.125	05/20/33	221,857
400,517	2.125	08/20/34	412,367

			1,666,283

FHLMC – 0.1%
58,555	5.500	01/01/20	60,970
62,976	7.000	04/01/21	66,431
27,153	7.000	08/01/21	28,936
86,660	7.000	05/01/22	92,912
311,267	7.000	06/01/22	333,718
2,081	4.500	05/01/23	2,210

			585,177

FNMA – 0.4%
1,611	7.000	05/01/17	1,625
10,074	5.500	03/01/18	10,292
7,121	5.500	04/01/18	7,229
2,673	5.000	09/01/19	2,784
414	5.000	11/01/19	425
3,160	5.000	01/01/20	3,232
27,080	7.000	07/01/21	28,765
64,893	7.000	11/01/21	69,511
38,126	7.000	12/01/21	38,732
95,408	7.000	01/01/22	99,366
15,355	7.000	02/01/22	16,429
57,080	7.000	01/01/28	62,450
20,088	6.500	04/01/33	23,361
28,900	6.000	05/01/38	32,733
36,709	6.000	11/01/38	41,577
81,872	6.000	09/01/39	92,730
29,140	6.000	10/01/39	32,969
20,984	6.000	10/01/40	23,767

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$30,022	6.000%	05/01/41	$ 34,003
1,000,000	3.500	TBA-30yr(d)	1,023,477

			1,645,457

GNMA – 0.0%
28,971	7.000	04/15/26	31,855

TOTAL FEDERAL AGENCIES			$ 21,657,561

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $173,829,902)			$173,464,722

Asset-Backed Securities(c) – 35.7%
Collateralized Loan Obligations – 12.0%
ACIS CLO Ltd. Series 2013-1A, Class A1(a)
$1,150,000	1.549%	04/18/24	$ 1,140,426
ACIS CLO Ltd. Series 2013-2A, Class A(a)
872,279	1.173	10/14/22	870,464
Atrium X Series 2010-A, Class A(a)
2,750,000	1.799	07/16/25	2,747,410
B&M CLO Ltd. Series 2014-1A, Class A1(a)
750,000	2.079	04/16/26	748,706
Black Diamond CLO Ltd. Series 2006-1A, Class AD(a)
161,561	1.137	04/29/19	161,499
Brentwood CLO Corp. Series 2006-1A, Class A1A(a)
330,312	1.027	02/01/22	329,044
Brentwood CLO Corp. Series 2006-1A, Class A1B(a)
261,757	1.027	02/01/22	260,752
Chesapeake Funding II LLC Series 16-2A, Class A2(a)
2,950,000	1.538	06/15/28	2,965,343
Crown Point CLO Ltd. Series 2012-1A, Class A1LA(a)
260,058	1.561	11/21/22	258,954
Crown Point CLO Ltd. Series 2013-2A, Class A1L(a)
8,000,000	1.643	12/31/23	7,954,096
Dryden XXVI Senior Loan Fund Series 2013-26A, Class A(a)
1,800,000	1.780	07/15/25	1,793,122
Goldentree Loan Opportunities III Ltd. Series 2007-3A, Class A1BJ(a)
1,694,221	1.166	05/01/22	1,693,732
ICG US CLO Ltd. Series 2014-1A, Class A1(a)
2,100,000	1.846	04/20/26	2,093,026
Jamestown CLO VII Ltd. Series 2015-7A, Class A1(a)
2,350,000	2.265	07/25/27	2,350,374
KKR Financial CLO Ltd. Series 2013-1A, Class A1(a)
5,250,000	1.830	07/15/25	5,245,558
OCP CLO Ltd. Series 2012-2A, Class A1R(a)
650,000	2.283	11/22/25	649,994
OCP CLO Ltd. Series 2014-5A, Class A1(a)
2,350,000	1.721	04/26/26	2,321,974
OFSI Fund V Ltd. Series 2013-5A, Class A1LA(a)
1,000,000	1.609	04/17/25	992,596
OFSI Fund VI Ltd. Series 2014-6A, Class A1(a)
2,250,000	1.710	03/20/25	2,225,453
OFSI Fund VII Ltd. Series 2014-7A, Class A(a)
2,100,000	2.019	10/18/26	2,093,423
Sound Point CLO Vlll Ltd. Series 2015-1A, Class A(a)
5,100,000	2.210	04/15/27	5,100,117
Symphony CLO XI Ltd. Series 2013-11A, Class A(a)
2,000,000	1.979	01/17/25	2,000,012
Trinitas CLO Ltd. Series 2014-1A, Class A1(a)
600,000	2.210	04/15/26	600,149

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities(c) – (continued)
Collateralized Loan Obligations – (continued)
Westchester CLO Ltd. Series 2007-1X, Class A1A
$215,527	0.982%	08/01/22	$ 215,171
Zais CLO 1 Ltd. Series 2014-1A, Class A1(a)
1,700,000	2.080	04/15/26	1,713,255

			48,524,650

Credit Card – 3.1%
Bank of America Credit Card Trust Series 2014-A1, Class A
5,650,000	1.084	06/15/21	5,661,599
CARDS II Trust Series 2016-1A, Class A(a)
1,500,000	1.404	07/15/21	1,505,586
Evergreen Credit Card Trust Series 2016-1, Class A(a)
2,550,000	1.424	04/15/20	2,560,510
Trillium Credit Card Trust II Series 2016-1A, Class A(a)
2,800,000	1.481	05/26/21	2,813,060

			12,540,755

Student Loan – 20.6%
Academic Loan Funding Trust Series 2013-1, Class A(a)
3,075,396	1.384	12/26/44	3,049,993
Access Group, Inc. Series 2005-2, Class A3
1,146,228	0.991	11/22/24	1,137,887
Access Group, Inc. Series 2006-1, Class A2
134,503	0.935	08/25/23	134,178
Access Group, Inc. Series 2013-1, Class A(a)
1,478,849	1.084	02/25/36	1,460,860
Access Group, Inc. Series 2015-1, Class A(a)
788,830	1.284	07/25/56	779,574
Access to Loans for Learning Student Loan Corp. Series 2013-I, Class A
2,462,058	1.384	02/25/41	2,354,179
Alaska State Student Loan Corp. Series 2013, Class A(e)
2,351,792	1.084	08/25/31	2,323,237
Bank of America Student Loan Trust Series 2010-1A, Class A(a)
1,793,468	1.515	02/25/43	1,781,700
Brazos Higher Education Authority, Inc. Series 2006-1, Class A3(e)
596,317	0.970	12/26/24	593,379
Brazos Higher Education Authority, Inc. Series 2011-1, Class A2
351,545	1.625	02/25/30	351,479
ECMC Group Student Loan Trust Series 2016-1A, Class A(a)
1,810,515	1.942	07/26/66	1,805,175
Education Loan Asset-Backed Trust I Series 2013-1, Class A1(a)
2,831,847	1.392	06/25/26	2,802,726
Educational Services of America, Inc. Series 2010-1, Class A1(a)
1,935,991	1.565	07/25/23	1,926,622
Educational Services of America, Inc. Series 2012-1, Class A1(a)
3,073,885	1.734	09/25/40	3,055,460
Educational Services of America, Inc. Series 2014-1, Class A(a)
2,570,762	1.284	02/25/39	2,530,532
GCO Education Loan Funding Trust Series 2005-2, Class A6L
141,900	0.975	05/27/24	141,734
GCO Education Loan Funding Trust Series 2006-1, Class A8L
2,001,229	0.955	05/25/25	1,976,367
Goal Capital Funding Trust Series 2007-1, Class A3
451,128	1.087	09/25/28	448,173
Goal Capital Funding Trust Series 2010-1, Class A(a)
69,303	1.525	08/25/48	67,081
Higher Education Funding I Series 2005-1, Class A4
375,637	0.965	02/25/30	373,093
Kentucky Higher Education Student Loan Corp. Series 2015-1, Class A1
5,276,519	1.283	12/01/31	5,200,378

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities(c) – (continued)
Student Loan – (continued)
Knowledgeworks Foundation Student Loan Series 2010-1, Class A
$1,815,731	1.775%	02/25/42	$ 1,768,463
Massachusetts Educational Financing Authority Series 2008-1, Class A1
702,737	1.665	04/25/38	701,162
Missouri Higher Education Loan Authority Series 2010-2, Class A1
3,354,545	1.512	08/27/29	3,317,771
Montana Higher Education Student Assistance Corp. Series 2012-1, Class A2
3,809,305	1.562	05/20/30	3,812,810
Navient Student Loan Trust Series 2016-5A, Class A(a)
3,668,753	1.834	06/25/65	3,722,545
Navient Student Loan Trust Series 2016-7A, Class A(a)
1,778,441	1.785	03/25/66	1,796,571
Nelnet Student Loan Trust Series 2005-4, Class A3
540,041	0.996	06/22/26	537,520
Nelnet Student Loan Trust Series 2006-2, Class A5
2,932,936	0.815	01/25/30	2,917,196
Nelnet Student Loan Trust Series 2013-5A, Class A(a)
764,504	1.214	01/25/37	751,130
Northstar Education Finance, Inc. Series 2012-1, Class A(a)
873,050	1.284	12/26/31	854,787
Rhode Island Student Loan Authority Series 2012-1, Class A1
2,629,595	1.430	07/01/31	2,585,967
Rhode Island Student Loan Authority Series 2014-1, Class A1(e)
660,514	1.233	10/02/28	651,122
Scholar Funding Trust Series 2010-A, Class A(a)
793,734	1.493	10/28/41	778,255
Scholar Funding Trust Series 2012-B, Class A1(a)
507,889	0.992	10/28/25	507,744
Scholar Funding Trust Series 2013-A, Class A(a)
3,228,905	1.242	01/30/45	3,099,240
SLC Student Loan Center Series 2011-1, Class A(a)
1,445,698	1.804	10/25/27	1,428,944
SLC Student Loan Trust Series 2010-1, Class A
944,169	1.700	11/25/42	945,470
SLM Student Loan Trust Series 2003-12, Class A5(a)
1,066,978	1.130	09/15/22	1,064,601
SLM Student Loan Trust Series 2003-14, Class A5
304,030	0.945	01/25/23	302,948
SLM Student Loan Trust Series 2004-1, Class A3
1,387,159	0.925	04/25/23	1,383,673
SLM Student Loan Trust Series 2004-8A, Class A5(a)
1,596,340	1.215	04/25/24	1,599,324
SLM Student Loan Trust Series 2005-9, Class A6
2,962,547	1.265	10/26/26	2,962,538
SLM Student Loan Trust Series 2006-2, Class A5
1,280,930	0.825	07/25/25	1,277,827
SLM Student Loan Trust Series 2006-4, Class A5
863,107	0.815	10/27/25	862,149
SLM Student Loan Trust Series 2006-8, Class A4
519	0.795	10/25/21	519
SLM Student Loan Trust Series 2008-2, Class A3
740,055	1.465	04/25/23	721,575
SLM Student Loan Trust Series 2008-5, Class A4
742,166	2.415	07/25/23	746,271
SLM Student Loan Trust Series 2012-3, Class A
1,298,690	1.234	12/26/25	1,264,105
SLM Student Loan Trust Series 2012-6, Class A2
69,307	0.864	09/25/19	69,287
SLM Student Loan Trust Series 2013-3, Class A2
259,690	0.884	05/26/20	259,292

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities(c) – (continued)
Student Loan – (continued)
SLM Student Loan Trust Series 2014-1, Class A2
$414,230	0.964%	07/26/21	$ 414,351
Utah State Board of Regents Series 2012-1, Class A(e)
2,613,558	1.334	12/26/31	2,571,506
Utah State Board of Regents Series 2015-1, Class A
3,256,450	1.192	02/25/43	3,133,346
Wachovia Student Loan Trust Series 2005-1, Class A5
248,839	0.845	01/26/26	246,300

			83,350,116

TOTAL ASSET-BACKED SECURITIES (Cost $144,451,704)			$144,415,521

Government Guarantee Obligation(f) – 1.0%
Hashemite Kingdom of Jordan Government AID Bond
$4,000,000	2.503%	10/30/20	$ 4,094,000
(Cost $4,000,000)

U.S. Treasury Obligations – 13.5%
United States Treasury Inflation Protected Securities
$3,955,446	2.375%	01/15/17	$ 3,956,277
3,086,267	0.125	04/15/17	3,093,551
7,464,192	2.625	07/15/17	7,645,721
12,443,592	0.125	04/15/18	12,561,308
1,774,318	0.125	04/15/19	1,797,188
8,618,787	0.125	04/15/20	8,712,990
5,431,013	1.250	07/15/20	5,739,169
United States Treasury Notes
4,900,000	0.750	04/30/18	4,883,928
1,020,000	1.000	05/15/18	1,019,714
4,200,000	1.625	06/30/20	4,201,764
1,020,000	1.625 (g)	07/31/20	1,019,317

TOTAL U.S. TREASURY OBLIGATIONS (Cost $54,586,195)			$ 54,630,927

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost $377,667,114)			$377,404,177

Short-term Investment(h) – 6.8%
Repurchase Agreements – 6.8%
Joint Repurchase Agreement Account II
$27,600,000	0.505%	01/03/17	$ 27,600,000
(Cost $27,600,000)

TOTAL INVESTMENTS – 100.0% (Cost $405,267,114)			$405,004,177

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%			156,082

NET ASSETS – 100.0%			$405,160,259

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $90,850,506, which represents approximately 22.4% of net assets as of December 31, 2016.

(b)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(c)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on December 31, 2016.

(d)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $1,023,477 which represents approximately 0.3% of net assets as of December 31, 2016.

(e)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(f)	Guaranteed by the United States Government until maturity. Total market value for these securities amounts to $4,094,000, which represents approximately 1.0% of net assets as of December 31, 2016.

(g)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(h)	Joint repurchase agreement was entered into on December 30, 2016. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviations:
ACES	— Alternative Credit Enhancement Securities
CLO	— Collateralized Loan Obligation
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
NCUA	— National Credit Union Administration
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At December 31, 2016, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Ultra Long U.S. Treasury Bonds	15	March 2017	$2,403,750	$41,100
2 Year U.S. Treasury Notes	(115)	March 2017	(24,919,063)	7,209
5 Year U.S. Treasury Notes	(228)	March 2017	(26,827,406)	48,067
10 Year U.S. Treasury Notes	(20)	March 2017	(2,485,625)	3,995
20 Year U.S. Treasury Bonds	(35)	March 2017	(5,272,969)	(79,725)

TOTAL				$20,646

SWAP CONTRACTS — At December 31, 2016, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

		Rates Exchanged		Market Value
Notional Amount (000s)(a)	Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

$14,380	12/19/19	2.250%	3 month LIBOR	$118	$19,094
43,420	12/20/19	2.250	3 month LIBOR	12,116	45,524
3,270	12/19/23	3 month LIBOR	2.600%	818	(26,396)
6,150	12/20/28	3 month LIBOR	2.790	(7,129)	(88,916)

TOTAL				$5,923	$(50,694)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2016.

TAX INFORMATION — At December 31, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$405,752,210

Gross unrealized gain	1,600,851
Gross unrealized loss	(2,348,884)

Net unrealized security loss	$(748,033)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Schedule of Investments

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
U.S. Treasury Obligations – 98.0%
United States Treasury Inflation Protected Securities
$17,124,228	0.125%		04/15/19	$ 17,344,959
17,031,135	0.125		04/15/20	17,217,285
22,652,295	1.125		01/15/21	23,790,799
33,615,441	0.125		01/15/23	33,406,353
10,359,500	0.625		01/15/24	10,551,565
58,891,300	0.125	(a)	07/15/24	57,936,083
5,612,970	0.250		01/15/25	5,524,902
3,590,580	2.375		01/15/25	4,125,505
24,131,691	0.375		07/15/25	24,026,477
27,189,278	2.500		01/15/29	32,844,647
19,235,620	2.125		02/15/40	23,867,365
3,329,284	1.375		02/15/44	3,640,272
United States Treasury Note
3,410,000	2.000		12/31/21	3,422,515
United States Treasury Principal-Only STRIPS(b)
9,700,000	0.000		08/15/45	3,930,731

TOTAL U.S. TREASURY OBLIGATIONS (Cost $263,650,418)				$261,629,458

Shares	Distribution Rate			Value
Investment Company(c)(d) – 0.5%
Goldman Sachs Financial Square Government Fund - Institutional Shares
1,296,848	0.450%			$ 1,296,848
(Cost $1,296,848)

TOTAL INVESTMENTS – 98.5% (Cost $264,947,266)				$262,926,306

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.5%				3,994,126

NET ASSETS – 100.0%				$266,920,432

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(b)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(c)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on December 31, 2016.

(d)	Represents an Affiliated fund.

Investment Abbreviations:
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
PLC	— Public Limited Company
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At December 31, 2016, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Eurodollars	(6)	December 2017	$(1,477,200)	$6,983
Eurodollars	(6)	March 2018	(1,475,400)	8,461
Eurodollars	(2)	June 2018	(491,200)	2,969
Eurodollars	(5)	September 2018	(1,226,562)	9,187
Ultra Long U.S. Treasury Bonds	79	March 2017	12,659,750	131,421
Ultra 10 Year U.S. Treasury Notes	(99)	March 2017	(13,272,187)	74,282
30 Day Federal Funds	(27)	April 2017	(11,171,019)	684
2 Year U.S. Treasury Notes	114	March 2017	24,702,375	1,616
5 Year U.S. Treasury Notes	116	March 2017	13,649,031	(22,623)
10 Year U.S. Treasury Notes	(170)	March 2017	(21,127,813)	19,335
20 Year U.S. Treasury Bonds	(116)	March 2017	(17,476,125)	(84,648)

TOTAL				$147,667

SWAP CONTRACTS — At December 31, 2016, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

			Rates Exchanged
Counterparty	Notional Amount (000s)	Termination Date	Payments Received	Payments Made	Unrealized Gain (Loss)*

Bank of America Securities LLC	$5,400	04/22/19	3 month LIBOR	1.650%	$93,478
	9,400	06/02/21	3 month LIBOR	1.697	249,174
	4,200	08/03/21	3 month LIBOR	1.475	145,406
	4,200	08/15/21	3 month LIBOR	1.492	139,163
	9,400	06/02/26	1.880%	3 month LIBOR	(388,920)
	2,100	08/03/26	1.700	3 month LIBOR	(119,210)
	2,100	08/15/26	1.712	3 month LIBOR	(115,673)
Barclays Bank PLC	3,900	06/20/19	3 month LIBOR	1.667	68,521
	10,000	07/08/19	3 month LIBOR	1.642	174,745
JPMorgan Securities, Inc.	9,300	05/26/19	3 month LIBOR	1.702	160,021

TOTAL					$406,705

*	There are no upfront payments on the swap contracts (s), therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

			Rates Exchanged		Market Value
Notional Amount (000s)		Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

$22,580	(a)	12/19/19	2.250%	3 month LIBOR	$189	$29,978
68,780	(a)	12/20/19	2.250	3 month LIBOR	16,485	74,820
2,200		09/06/21	3 month LIBOR	1.515%	19	69,463
3,300		09/13/21	3 month LIBOR	1.579	28	95,788
5,300		11/14/21	3 month LIBOR	2.015	47	48,800
5,130	(a)	12/19/23	3 month LIBOR	2.600	1,281	(41,408)
2,200		09/06/26	1.740	3 month LIBOR	32	(115,018)
3,300		09/13/26	1.780	3 month LIBOR	49	(162,101)
5,300		11/14/26	2.238	3 month LIBOR	79	(35,337)
9,740	(a)	12/20/28	3 month LIBOR	2.790	$(8,588)	$(143,522)

TOTAL					$9,621	$(178,537)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2016.

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

TAX INFORMATION — At December 31, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$266,122,758

Gross unrealized gain	1,446,404
Gross unrealized loss	(4,642,856)

Net unrealized security loss	$(3,196,452)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – 45.4%
Collateralized Mortgage Obligations – 6.1%
Interest Only(a) – 0.0%
FHLMC REMIC Series 1161, Class U
$140	1,172.807%	11/15/21	$ 2,116

Inverse Floaters(b) – 0.0%
FNMA REMIC Series 1990-134, Class SC
6,120	20.466	11/25/20	7,618

Regular Floater(b) – 3.1%
FNMA REMIC Series 1988-12, Class B
1,808	0.000	02/25/18	1,797
FNMA REMIC Series 2007-114, Class A7
7,875,000	0.956	10/27/37	7,839,714
FNMA REMIC Series 2007-33, Class HF
528,204	1.106	04/25/37	525,391
NCUA Guaranteed Notes Series 2010-A1, Class A
1,725,916	1.113	12/07/20	1,721,899
NCUA Guaranteed Notes Series 2010-R2, Class 1A
3,485,180	1.126	11/06/17	3,487,359
NCUA Guaranteed Notes Series 2011-R1, Class 1A
3,250,645	1.216	01/08/20	3,252,931
NCUA Guaranteed Notes Series 2011-R2, Class 1A
11,268,412	1.166	02/06/20	11,266,651
NCUA Guaranteed Notes Series 2011-R3, Class 1A
9,916,018	1.163	03/11/20	9,913,693
NCUA Guaranteed Notes Series 2011-R4, Class 1A
4,655,530	1.146	03/06/20	4,657,712

			42,667,147

Sequential Fixed Rate – 2.8%
FDIC Structured Sale Guaranteed Notes Series 2010-S1, Class 2A(c)
4,497,213	3.250	04/25/38	4,552,963
FHLMC REMIC Series 108, Class G
12,362	8.500	12/15/20	12,834
FHLMC REMIC Series 1980, Class Z
421,718	7.000	07/15/27	470,108
FHLMC REMIC Series 2019, Class Z
390,597	6.500	12/15/27	430,224
FHLMC REMIC Series 2755, Class ZA
895,962	5.000	02/15/34	982,310
FHLMC REMIC Series 3530, Class DB
5,468,640	4.000	05/15/24	5,720,438
FHLMC REMIC Series 4273, Class PD
1,606,225	6.500	11/15/43	1,845,386
FNMA REMIC Series 1989-66, Class J
54,519	7.000	09/25/19	56,348
FNMA REMIC Series 1990-16, Class E
59,313	9.000	03/25/20	63,561
FNMA REMIC Series 2012-111, Class B
680,532	7.000	10/25/42	797,236
FNMA REMIC Series 2012-153, Class B
2,376,615	7.000	07/25/42	2,746,042
FNMA REMIC Series 2015-30, Class EA
9,789,683	3.000	05/25/45	10,021,492
NCUA Guaranteed Notes Series A4
11,000,000	3.000	06/12/19	11,379,358

			39,078,300

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b) – 0.2%
FHLMC REMIC Series 4273, Class PS
$2,090,152	5.396%	11/15/43	$ 339,324
FNMA REMIC Series 1988-12, Class A
3,519	4.572	02/25/18	3,550
NCUA Guaranteed Notes Series 2010-R1, Class 1A
2,718,465	1.102	10/07/20	2,721,120

			3,063,994

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 84,819,175

Commercial Mortgage-Backed Securities – 6.4%
Sequential Fixed Rate – 2.6%
FHLMC Multifamily Structured Pass Through Certificates Series K716, Class A2
$16,100,000	3.130%	06/25/21	16,735,464
FHLMC Multifamily Structured Pass Through Certificates Series K717, Class A2
18,600,000	2.991	09/25/21	19,225,270

			35,960,734

Sequential Floating Rate(b) – 3.8%
FHLMC Multifamily Structured Pass Through Certificates Series KF02, Class A1
4,896,119	0.914	07/25/20	4,894,775
FNMA ACES Series 2014-M1, Class ASQ2
24,255,726	2.323	11/25/18	24,443,744
FHLMC Multifamily Structured Pass Through Certificates Series KF03, Class A
3,089,687	1.096	01/25/21	3,085,368
FHLMC Multifamily Structured Pass Through Certificates Series KP02, Class A2
21,500,000	2.355	04/25/21	21,649,152

			54,073,039

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$ 90,033,773

Federal Agencies – 32.9%
Adjustable Rate FHLMC(b) – 1.0%
$13,354	2.365%	05/01/18	13,328
11,718	3.024	10/01/25	11,806
455,779	3.024	11/01/34	481,208
1,814,371	2.797	06/01/35	1,913,662
179,575	3.439	05/01/36	191,470
74,969	2.804	10/01/36	78,236
87,379	2.925	11/01/36	93,166
978,026	2.545	06/01/42	1,014,174
10,160,488	2.576	11/01/44	10,416,049

			14,213,099

Adjustable Rate FNMA(b) – 1.4%
2,516	2.691	02/01/18	2,517
11,688	2.459	06/01/18	11,752
18,907	6.152	05/01/20	19,523
6,422	3.142	01/01/23	6,440

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Adjustable Rate FNMA(b) – (continued)
$50,410	3.428%	02/01/27	$ 51,026
293,091	2.370	08/01/29	295,518
47,149	2.755	07/01/32	49,621
34,559	3.130	07/01/32	36,367
73,294	2.686	01/01/33	75,789
1,336,952	3.050	05/01/33	1,411,054
155,048	3.125	08/01/33	164,381
948,134	4.613	08/01/33	1,014,196
799,656	2.778	02/01/34	844,750
645,820	2.860	05/01/34	677,644
374,528	2.945	05/01/34	392,576
525,529	2.732	06/01/34	553,882
413,170	2.920	10/01/34	432,294
362,962	3.156	10/01/34	382,377
111,521	2.407	02/01/35	116,357
887,428	2.437	02/01/35	925,584
754,238	2.772	03/01/35	792,711
278,460	2.776	03/01/35	291,840
940,712	2.438	04/01/35	974,000
386,779	2.970	04/01/35	406,275
336,741	2.491	05/01/35	350,076
241,944	2.727	05/01/35	252,269
372,063	2.587	10/01/35	389,929
1,083,609	2.792	03/01/36	1,139,095
385,480	2.759	04/01/36	402,564
1,166,569	3.066	04/01/36	1,240,514
919,764	2.885	06/01/36	959,218
1,483,809	3.169	06/01/36	1,563,053
1,446,541	2.895	07/01/36	1,510,464
279,397	3.435	11/01/36	296,025
1,386,351	2.955	07/01/37	1,462,106
66,843	3.008	12/01/46	71,270

			19,565,057

Adjustable Rate GNMA(b) – 0.3%
266,300	2.125	05/20/34	274,288
550,505	2.125	07/20/34	566,777
350,674	2.125	08/20/34	361,049
2,806,438	2.125	09/20/34	2,889,536
352,768	2.000	10/20/34	363,478
473,425	2.000	12/20/34	487,188

			4,942,316

FHLMC – 1.2%
289,843	5.500	01/01/20	301,794
117,558	7.000	04/01/22	124,616
2,081	4.500	05/01/23	2,210
13,015	7.500	01/01/31	14,084
60,937	4.500	07/01/33	65,735
1,804,903	4.500	08/01/33	1,947,050
3,466,668	4.500	09/01/33	3,739,688
329,121	4.500	10/01/33	355,042
12,668	4.500	04/01/34	13,653
7,239	4.500	04/01/35	7,794
3,894	4.500	07/01/35	4,193
16,428	4.500	08/01/35	17,711
63,909	4.500	09/01/35	68,687
26,648	4.500	10/01/35	28,660
3,248	4.500	12/01/35	3,489
2,185	4.500	05/01/36	2,355
2,381	6.000	06/01/36	2,705
199,485	4.500	01/01/38	214,982

Principal Amount	Interest Rate	Maturity Date		Value
Mortgage-Backed Obligations – (continued)
FHLMC – (continued)
$2,774	4.500%	04/01/38		$ 2,976
1,149	4.500	05/01/38		1,233
11,607	4.500	06/01/38		12,490
304,506	4.500	09/01/38		328,795
7,572	4.500	01/01/39		8,162
168,913	4.500	02/01/39		182,050
2,180,918	7.000	02/01/39		2,526,102
74,561	4.500	03/01/39		80,363
19,096	4.500	04/01/39		20,582
539,373	4.500	05/01/39		581,346
1,490,714	4.500	06/01/39		1,606,718
47,480	4.500	07/01/39		51,175
78,149	4.500	08/01/39		84,231
107,704	4.500	09/01/39		116,086
18,973	4.500	10/01/39		20,449
35,942	4.500	11/01/39		38,740
60,223	4.500	12/01/39		64,910
57,743	4.500	01/01/40		62,236
13,280	4.500	02/01/40		14,291
43,039	4.500	04/01/40		46,332
68,821	4.500	05/01/40		74,063
81,488	4.500	06/01/40		87,694
65,410	4.500	07/01/40		70,392
68,819	4.500	08/01/40		74,060
43,477	4.500	09/01/40		46,789
16,623	4.500	10/01/40		17,889
31,893	4.500	02/01/41		34,345
55,343	4.500	03/01/41		59,598
151,746	4.500	04/01/41		163,412
137,570	4.500	05/01/41		148,147
257,350	4.500	06/01/41		277,137
17,846	4.500	07/01/41		19,218
678,265	4.500	08/01/41		730,401
711,617	4.500	09/01/41		765,832
39,889	4.500	12/01/41		42,956
493,556	4.500	03/01/42		531,500
1,000,000	3.500	TBA-30yr	(d)	1,024,063

				16,931,211

FNMA – 23.6%
498	5.500	01/01/18		508
6,871,411	2.800	03/01/18		6,929,689
52,259,463	3.741	06/01/18		53,090,242
46,900	5.500	07/01/18		48,194
7,190	5.500	08/01/18		7,345
58,229	5.500	09/01/18		59,931
15,800,000	2.960	11/01/18		16,062,754
8,355	5.500	12/01/18		8,629
5,467	5.500	01/01/19		5,661
6,381	5.500	03/01/19		6,607
414	5.500	08/01/19		415
3,871	5.000	09/01/19		4,039
8,949	7.000	11/01/19		9,237
36,943,524	4.307	07/01/21		39,720,854
1,170,166	5.500	09/01/23		1,258,164
294,312	5.500	10/01/23		317,649
1,933,134	6.000	02/01/24		2,195,674
2,958	7.000	12/01/24		3,316
1,018	7.000	08/01/27		1,173
1,176	7.000	10/01/28		1,274
18,264	6.000	01/01/29		20,662
1,013	7.000	01/01/29		1,149

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$831,057	4.500%	09/01/29	$ 895,007
373	7.000	11/01/29	376
662	7.000	04/01/31	725
7,895	7.000	05/01/32	8,860
5,487	7.000	06/01/32	5,940
1,102	7.000	08/01/32	1,293
6,167	6.000	09/01/32	7,040
19,155	6.000	02/01/33	21,732
28,342	6.000	03/01/33	32,436
5,234	6.000	04/01/33	5,938
1,131,704	6.500	04/01/33	1,312,793
4,086	6.000	11/01/33	4,636
1,208	7.000	04/01/34	1,422
84,496	6.000	07/01/34	96,640
7,065	6.000	10/01/34	8,002
143,493	6.000	01/01/35	162,524
133,763	6.000	03/01/35	151,299
2,275,044	6.000	04/01/35	2,581,064
402,474	6.000	06/01/35	455,569
139,600	6.000	09/01/35	157,900
960,794	6.000	11/01/35	1,086,753
946,363	6.000	12/01/35	1,070,432
2,054,803	6.000	01/01/36	2,324,186
744,345	6.000	02/01/36	842,852
390,277	6.000	03/01/36	441,555
3,486,993	6.000	04/01/36	3,945,149
456,167	6.000	05/01/36	516,249
304,048	6.000	06/01/36	344,019
1,244,745	6.000	07/01/36	1,408,293
5,971,746	6.000	08/01/36	6,785,961
1,488,232	6.000	09/01/36	1,680,198
2,471,830	6.000	10/01/36	2,798,169
752,709	4.500	11/01/36	812,123
3,172,378	6.000	11/01/36	3,589,197
768,725	6.000	12/01/36	869,728
7,825	6.000	01/01/37	8,863
272,869	6.000	02/01/37	308,721
686,316	6.000	03/01/37	779,682
435,505	6.000	04/01/37	493,396
12,094,997	6.000	05/01/37	13,684,158
301,038	6.000	07/01/37	340,960
1,169,357	6.000	08/01/37	1,325,018
826,769	6.000	09/01/37	937,196
146,780	6.000	10/01/37	167,810
244,237	7.500	10/01/37	280,587
538,072	6.000	11/01/37	610,940
4,814,068	6.000	12/01/37	5,452,067
5,080,062	6.000	01/01/38	5,753,044
414,250	6.000	02/01/38	469,311
582,218	6.000	03/01/38	670,794
8,286	6.000	04/01/38	9,396
11,357,840	6.000	05/01/38	12,864,032
108,896	6.000	06/01/38	124,050
13,508,406	6.000	07/01/38	15,299,760
253,392	6.000	08/01/38	287,336
1,126,899	6.000	09/01/38	1,277,221
17,901	6.000	10/01/38	20,368
456,975	6.000	11/01/38	517,392
1,044,548	6.000	12/01/38	1,184,472
197,938	6.000	01/01/39	224,473
197,444	4.500	02/01/39	213,191
1,282,962	7.000	03/01/39	1,479,408
155,608	4.500	04/01/39	168,019
106,560	6.000	04/01/39	121,764

Principal Amount	Interest Rate	Maturity Date		Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$13,033	4.500%	08/01/39		$ 14,168
4,888,536	6.000	09/01/39		5,537,822
1,453,136	6.000	10/01/39		1,645,777
53,362	6.000	11/01/39		60,416
3,002	6.000	02/01/40		3,401
144,705	6.000	03/01/40		164,089
1,491,574	6.000	06/01/40		1,691,380
661,580	6.000	07/01/40		749,312
484,718	6.000	10/01/40		548,997
806,194	6.000	11/01/40		921,143
40,641	6.000	04/01/41		46,030
16,793	4.500	05/01/41		18,118
31,962,322	6.000	05/01/41		36,175,341
811,077	4.500	08/01/41		875,298
206,058	4.500	10/01/41		222,323
130,937	5.000	02/01/42		143,253
399,431	3.000	12/01/42		400,196
691,929	3.000	01/01/43		693,298
186,290	3.000	04/01/43		186,647
1,000,000	3.500	TBA-30yr	(d)	1,025,000
53,000,000	6.000	TBA-30yr	(d)	59,890,000

				330,264,664

GNMA – 5.4%
123,444	5.500	07/15/20		128,406
3,019	6.500	01/15/32		3,449
9,841	6.500	02/15/32		11,242
9,357	6.500	08/15/34		10,849
16,549	6.500	05/15/35		19,004
4,259	6.500	06/15/35		4,866
12,382	6.500	07/15/35		14,222
3,265	6.500	08/15/35		3,754
7,090	6.500	09/15/35		8,128
4,815	6.500	10/15/35		5,532
23,147	6.500	11/15/35		26,606
26,943	6.500	12/15/35		30,880
37,937	6.500	01/15/36		43,546
43,594	6.500	02/15/36		49,983
44,270	6.500	03/15/36		50,688
87,596	6.500	04/15/36		100,185
136,962	6.500	05/15/36		156,733
123,229	6.500	06/15/36		141,075
502,673	6.500	07/15/36		575,734
471,904	6.500	08/15/36		539,923
760,065	6.500	09/15/36		873,286
312,879	6.500	10/15/36		360,079
392,209	6.500	11/15/36		448,465
176,684	6.500	12/15/36		202,700
83,149	6.500	01/15/37		95,306
32,435	6.500	02/15/37		37,149
20,484	6.500	03/15/37		23,464
43,525	6.500	04/15/37		49,923
38,827	6.500	05/15/37		44,510
18,428	6.500	08/15/37		21,125
122,943	6.500	09/15/37		140,890
91,689	6.500	10/15/37		104,734
64,243	6.500	11/15/37		73,406
1,445	6.500	02/15/38		1,657
35,516	6.500	05/15/38		40,603
929	6.500	08/15/38		1,060
114,182	6.000	11/15/38		131,334

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
GNMA – (continued)
$26,770	6.500%	11/15/38	$ 30,610
11,433	6.500	01/15/39	13,068
24,974	6.500	02/15/39	28,593
14,809,857	4.000	10/20/43	15,773,077
9,000,896	3.000	10/20/45	9,124,902
814,902	4.000	10/20/45	866,630
736,085	3.000	08/20/46	746,221
43,263,915	3.000	12/20/46	43,859,678

			75,017,275

TOTAL FEDERAL AGENCIES			$ 460,933,622

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $638,085,260)			$ 635,786,570

Agency Debentures – 4.2%
FHLB
$7,000,000	1.875%	03/13/20	$ 7,059,780
1,800,000	5.375	08/15/24	2,145,204
FHLMC
20,100,000	0.750	04/09/18	20,023,419
FNMA
5,200,000	6.250	05/15/29	6,903,572
16,080,000	7.125	01/15/30	23,082,197
Small Business Administration
3,748	7.200	06/01/17	3,796
15,334	6.300	05/01/18	15,614
17,247	6.300	06/01/18	17,557

TOTAL AGENCY DEBENTURES (Cost $59,314,756)			$ 59,251,139

Government Guarantee Obligation(e) – 1.4%
Hashemite Kingdom of Jordan Government AID Bond
$19,300,000	2.503%	10/30/20	$ 19,753,550
(Cost $19,300,000)

U.S. Treasury Obligations – 46.7%
United States Treasury Bonds
$15,000,000	3.000%	11/15/44	$ 14,825,550
210,000	3.000	11/15/45	207,222
United States Treasury Inflation Protected Securities
9,471,647	0.125 (f)	04/15/17	9,494,000
29,740,140	2.625	07/15/17	30,463,420
150,159,648	0.125 (f)	04/15/18	151,580,158
21,095,811	0.125	04/15/19	21,367,736
United States Treasury Notes
24,390,000	0.875	05/31/18	24,343,171
25,500,000	1.125	01/15/19	25,452,059
59,800,000	1.625	06/30/20	59,825,116
103,140,000	1.625	07/31/20	103,070,895
25,800,000	1.375	08/31/20	25,531,422
25,800,000	1.375	09/30/20	25,506,396
96,770,000	1.750	12/31/20	96,744,839
11,700,000	1.375	04/30/21	11,478,051
17,880,000	2.000	12/31/21	17,945,619
United States Treasury Strip Coupon(g)
41,500,000	0.000	11/15/35	23,473,647

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Treasury Obligations – (continued)
United States Treasury Strip Coupon(g) – (continued)
$20,300,000	0.000%	05/15/36	$ 11,292,687

TOTAL U.S. TREASURY OBLIGATIONS (Cost $660,405,503)			$ 652,601,988

Shares	Distribution Rate		Value
Investment Company(b)(h) – 5.7%
Goldman Sachs Financial Square Government Fund - Institutional Shares
79,737,269	0.450%		$ 79,737,269
(Cost $79,737,269)

TOTAL INVESTMENTS – 103.4% (Cost $1,456,842,788)			$1,447,130,516

LIABILITIES IN EXCESS OF OTHER ASSETS – (3.4)%			(47,733,682)

NET ASSETS – 100.0%			$1,399,396,834

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(b)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on December 31, 2016.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $4,552,963, which represents approximately 0.3% of net assets as of December 31, 2016.

(d)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $61,939,063 which represents approximately 4.4% of net assets as of December 31, 2016.

(e)	Guaranteed by the United States Government until maturity. Total market value for these securities amounts to $19,753,550, which represents approximately 1.4% of net assets as of December 31, 2016.

(f)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(g)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(h)	Represents an Affiliated Fund.

Investment Abbreviations:
ACES	— Alternative Credit Enhancement Securities
FDIC	— Federal Deposit Insurance Corp.
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
NCUA	— National Credit Union Administration
REMIC	— Real Estate Mortgage Investment Conduit

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD SALES CONTRACTS — At December 31, 2016, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

GNMA(Proceeds Receivable: $(52,819,883))	3.000%	TBA - 30 yr	01/24/17	$(53,000,000)	$(53,679,063)

(a)	TBA (To Be Announced) Securities are purchased or sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The Actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS – At December 31, 2016, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Eurodollars	(452)	March 2017	$(111,824,800)	$117,093
Eurodollars	(454)	June 2017	(112,132,325)	246,026
Eurodollars	(319)	September 2017	(78,669,388)	262,085
Eurodollars	67	December 2017	16,495,400	(71,342)
Eurodollars	(85)	March 2018	(20,901,500)	114,554
Eurodollars	(91)	June 2018	(22,349,600)	131,654
Eurodollars	(227)	September 2018	(55,685,938)	244,213
Eurodollars	(227)	December 2018	(55,615,000)	276,801
Eurodollars	(321)	March 2019	(78,572,775)	609,721
Eurodollars	(487)	June 2019	(119,101,938)	828,095
Eurodollars	(397)	September 2019	(97,021,838)	746,658
Eurodollars	(382)	December 2019	(93,279,625)	733,117
Eurodollars	(189)	March 2020	(46,127,812)	476,788
Ultra Long U.S. Treasury Bonds	31	March 2017	4,967,750	82,355
Ultra 10 Year U.S. Treasury Notes	(95)	March 2017	(12,735,937)	71,182
30 Day Federal Funds	(140)	April 2017	(57,923,800)	3,544
2 Year U.S. Treasury Notes	4,239	March 2017	918,538,313	(258,437)
5 Year U.S. Treasury Notes	(1,841)	March 2017	(216,619,540)	236,097
10 Year U.S. Treasury Notes	(365)	March 2017	(45,362,656)	(207,026)
20 Year U.S. Treasury Bonds	(342)	March 2017	(51,524,437)	36,039

TOTAL				$4,679,217

SWAP CONTRACTS — At December 31, 2016, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

			Rates Exchanged		Market Value
Notional Amount (000s)		Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

$31,840	(b)	12/19/19	2.250%	3 month LIBOR	$251	$42,287
95,400	(b)	12/20/19	2.250	3 month LIBOR	22,760	103,884
7,230	(b)	12/19/23	3 month LIBOR	2.600%	1,811	(58,364)
13,510	(b)	12/20/28	3 month LIBOR	2.790	(12,036)	(198,949)
42,900		09/09/36	3 month LIBOR	1.231	57,344	6,438,866

TOTAL					$70,130	$6,327,724

(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2016.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

TAX INFORMATION – At December 31, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,451,253,810

Gross unrealized gain	12,637,239
Gross unrealized loss	(16,760,533)

Net unrealized security loss	$(4,123,294)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – 44.9%
Automotive – 2.0%
Daimler Finance North America LLC(a)
$1,500,000	2.450%		05/18/20	$ 1,496,981
Ford Motor Credit Co. LLC
5,575,000	8.125		01/15/20	6,428,984
General Motors Financial Co., Inc.
3,500,000	4.750		08/15/17	3,566,388

				11,492,353

Banks – 17.2%
ABN AMRO Bank NV(a)
2,350,000	1.800		06/04/18	2,344,628
Ally Financial, Inc.
800,000	6.250		12/01/17	827,000
Banco Bilbao Vizcaya Argentaria SA
1,025,000	3.000		10/20/20	1,030,185
Banco de Bogota SA(a)
200,000	5.000		01/15/17	200,000
Banco del Estado de Chile(a)
170,000	2.000		11/09/17	169,575
Bank of America Corp.
5,350,000	2.600		01/15/19	5,395,732
1,200,000	2.650		04/01/19	1,212,677
1,025,000	2.625		10/19/20	1,025,585
8,175,000	2.151	(b)	11/09/20	8,068,733
1,250,000	2.625		04/19/21	1,241,422
Bank of America NA
2,700,000	1.750		06/05/18	2,699,887
Banque Federative du Credit Mutuel SA(a)
1,025,000	2.000		04/12/19	1,020,822
Barclays Bank PLC
1,100,000	5.140		10/14/20	1,161,716
BNP Paribas SA
550,000	2.375		05/21/20	547,282
Capital One Bank USA NA(b)
800,000	2.250		02/13/19	803,572
Capital One NA/Mclean VA(b)
3,150,000	1.850		09/13/19	3,114,194
Citigroup, Inc.
1,500,000	1.800		02/05/18	1,499,161
525,000	6.125		05/15/18	553,880
325,000	2.150		07/30/18	326,075
50,000	2.500		09/26/18	50,478
950,000	2.050		12/07/18	949,894
1,325,000	2.500		07/29/19	1,334,083
2,650,000	2.650		10/26/20	2,651,866
5,500,000	2.350		08/02/21	5,380,094
Commonwealth Bank of Australia
2,100,000	1.625		03/12/18	2,098,446
Compass Bank(b)
775,000	2.750		09/29/19	770,782
Credit Suisse AG
725,000	1.750		01/29/18	723,561
Credit Suisse Group Funding Guernsey Ltd.
1,425,000	2.750		03/26/20	1,412,631
Deutsche Bank AG
775,000	1.512	(c)	02/13/17	774,816
1,775,000	4.250	(a)	10/14/21	1,781,844
Discover Bank(b)
1,150,000	2.600		11/13/18	1,159,973

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
HBOS PLC(a)
$1,325,000	6.750%		05/21/18	$ 1,396,596
HSBC Holdings PLC
1,050,000	2.950		05/25/21	1,049,602
ING Bank NV(a)
1,525,000	1.800		03/16/18	1,523,054
Intesa Sanpaolo SpA
2,550,000	3.875		01/16/18	2,583,895
JPMorgan Chase & Co.
400,000	1.700	(b)	03/01/18	399,964
3,400,000	2.200		10/22/19	3,413,654
1,825,000	2.250	(b)	01/23/20	1,820,704
1,250,000	2.295	(b)	08/15/21	1,226,842
KBC Bank NV(b)(c)
400,000	8.000		01/25/23	421,800
Lloyds Bank PLC
400,000	1.750		03/16/18	399,429
1,000,000	2.300		11/27/18	1,006,259
Macquarie Bank Ltd.(a)
700,000	1.600		10/27/17	699,955
Mitsubishi UFJ Financial Group, Inc.
425,000	2.950		03/01/21	427,837
Morgan Stanley & Co.
3,250,000	2.500		04/21/21	3,214,666
Morgan Stanley, Inc.
775,000	2.650		01/27/20	778,650
7,550,000	2.625		11/17/21	7,459,113
MUFG Americas Holdings Corp.(b)
625,000	1.625		02/09/18	622,806
Santander Holdings USA, Inc.(b)
1,675,000	3.450		08/27/18	1,700,354
1,275,000	2.650		04/17/20	1,263,692
Santander UK PLC
1,600,000	2.375		03/16/20	1,591,187
Sumitomo Mitsui Banking Corp.
575,000	1.750		01/16/18	574,588
Sumitomo Mitsui Financial Group, Inc.
1,750,000	2.442		10/19/21	1,721,589
The Bank of Tokyo-Mitsubishi UFJ Ltd.(a)
1,100,000	1.700		03/05/18	1,096,467
700,000	2.150		09/14/18	700,578
UBS Group Funding Jersey Ltd.(a)
3,450,000	3.000		04/15/21	3,451,818
Wells Fargo & Co.
600,000	2.150		01/30/20	597,165
Westpac Banking Corp.
4,650,000	1.950		11/23/18	4,657,631

				98,130,489

Chemicals – 0.7%
CF Industries, Inc.
1,600,000	7.125		05/01/20	1,746,000
Eastman Chemical Co.(b)
1,250,000	2.700		01/15/20	1,257,313
Ecolab, Inc.
1,000,000	1.550		01/12/18	1,001,133

				4,004,446

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Consumer Cyclical Services(b) – 0.6%
First Data Corp.(a)
	$750,000	6.750%		11/01/20	$ 778,125
Iron Mountain, Inc.(a)
	800,000	6.000		10/01/20	842,000
Visa, Inc.
	1,775,000	2.200		12/14/20	1,780,518

					3,400,643

Consumer Products – 0.1%
Kimberly-Clark Corp.
	625,000	1.850		03/01/20	623,766

Diversified Financial Services – 0.5%
Air Lease Corp.
	2,975,000	2.125		01/15/20	2,930,604

Diversified Manufacturing – 0.9%
Fortive Corp.(a)(b)
	775,000	2.350		06/15/21	764,636
Roper Technologies, Inc.(b)
	225,000	3.000		12/15/20	227,926
	775,000	2.800		12/15/21	774,630
Siemens Financieringsmaatschappij NV(a)
	3,600,000	1.700		09/15/21	3,458,502

					5,225,694

Electric – 1.3%
Calpine Corp.(a)(b)
	628,000	7.875		01/15/23	653,905
Dominion Resources, Inc.
	900,000	1.900		06/15/18	900,470
Duke Energy Corp.(b)
	950,000	1.800		09/01/21	915,138
Exelon Corp.(b)
	350,000	2.850		06/15/20	353,736
	750,000	2.450		04/15/21	740,987
Puget Sound Energy, Inc.(b)(c)
	1,000,000	6.974		06/01/67	855,000
Sempra Energy(b)
	1,100,000	2.400		03/15/20	1,098,376
The Southern Co.
	1,150,000	1.850		07/01/19	1,146,440
	800,000	2.750	(b)	06/15/20	806,855

					7,470,907

Energy – 0.4%
Noble Holding International Ltd.
	100,000	2.500		03/15/17	99,625
Petrobras Global Finance BV
	80,000	4.875		03/17/20	78,800
	210,000	8.375		05/23/21	226,233
Petroleos Mexicanos
	18,000	6.375		02/04/21	19,125
EUR	170,000	5.125		03/15/23	193,043
	$20,000	5.500		06/27/44	16,644
	30,000	6.375		01/23/45	27,300
	10,000	5.625		01/23/46	8,312
Range Resources Corp.(a)(b)
	500,000	5.750		06/01/21	522,500
Transocean, Inc.
	835,000	3.750		10/15/17	835,000

					2,026,582

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Food & Beverage – 3.1%
Anheuser-Busch InBev Finance, Inc.
$4,025,000	1.900%		02/01/19	$ 4,030,776
3,125,000	2.650	(b)	02/01/21	3,142,953
Beam Suntory, Inc.
800,000	1.750		06/15/18	797,967
Conagra Brands, Inc.
61,000	4.950		08/15/20	65,219
Danone SA(a)(b)
2,525,000	2.077		11/02/21	2,452,020
Kraft Heinz Foods Co.
1,300,000	2.000		07/02/18	1,300,292
Mead Johnson Nutrition Co.
475,000	3.000		11/15/20	480,951
Molson Coors Brewing Co.
1,150,000	1.450		07/15/19	1,133,038
Mondelez International Holdings Netherlands BV(a)(b)
1,975,000	2.000		10/28/21	1,892,129
Pernod-Ricard SA(a)
525,000	2.950		01/15/17	525,283
Sysco Corp.(b)
400,000	2.600		10/01/20	403,454
The J.M. Smucker Co.
800,000	1.750		03/15/18	801,043
550,000	2.500		03/15/20	552,612

				17,577,737

Gaming – 0.2%
MGM Resorts International
975,000	8.625		02/01/19	1,094,438

Health Care Products – 0.9%
Abbott Laboratories(b)
2,425,000	2.900		11/30/21	2,418,089
Becton Dickinson & Co.
959,000	2.675		12/15/19	973,012
Stryker Corp.
1,225,000	2.000		03/08/19	1,225,600
Thermo Fisher Scientific, Inc.
475,000	2.150		12/14/18	477,180

				5,093,881

Health Care Services – 1.0%
Acadia Healthcare Co., Inc.(b)
500,000	6.125		03/15/21	515,000
Aetna, Inc.
2,500,000	1.900		06/07/19	2,494,267
Cardinal Health, Inc.
905,000	4.625		12/15/20	970,563
CHS/Community Health Systems, Inc.(b)
161,000	5.125		08/15/18	158,384
1,100,000	8.000		11/15/19	910,250
McKesson Corp.
175,000	1.400		03/15/18	174,287
650,000	2.284		03/15/19	652,434

				5,875,185

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Life Insurance – 0.3%
MetLife, Inc.
$150,000	1.756%		12/15/17	$ 150,250
Reliance Standard Life Global Funding II(a)
1,700,000	2.150		10/15/18	1,708,445

				1,858,695

Media - Cable – 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital(b)
3,400,000	3.579		07/23/20	3,468,799
Time Warner Cable LLC
1,470,000	5.850		05/01/17	1,490,861
775,000	5.000		02/01/20	822,530

				5,782,190

Media - Non Cable – 0.1%
21st Century Fox America, Inc.
550,000	6.900		03/01/19	604,084

Metals & Mining(a) – 0.3%
Glencore Finance Canada Ltd.
1,700,000	2.700		10/25/17	1,713,005

Noncaptive - Financial – 0.5%
CIT Group, Inc.
400,000	5.250		03/15/18	413,000
300,000	5.500	(a)	02/15/19	316,500
International Lease Finance Corp.(a)
750,000	7.125		09/01/18	808,125
Navient Corp.
1,150,000	8.450		06/15/18	1,243,886

				2,781,511

Pharmaceuticals – 3.3%
AbbVie, Inc.
4,075,000	1.800		05/14/18	4,078,060
Actavis Funding SCS(b)
3,200,000	3.000		03/12/20	3,244,362
EMD Finance LLC(a)
1,625,000	1.700		03/19/18	1,619,478
Forest Laboratories LLC(a)(b)
2,000,000	4.375		02/01/19	2,078,276
Shire Acquisitions Investments Ireland DAC
2,625,000	1.900		09/23/19	2,591,720
Teva Pharmaceutical Finance Netherlands III BV
4,575,000	2.200		07/21/21	4,376,843
Valeant Pharmaceuticals International, Inc.(a)(b)
1,100,000	6.750		08/15/18	1,042,250

				19,030,989

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Pipelines – 2.3%
Columbia Pipeline Group, Inc.
$475,000	2.450%		06/01/18	$ 477,321
El Paso Natural Gas Co. LLC
325,000	5.950		04/15/17	328,653
Enterprise Products Operating LLC
1,550,000	5.200		09/01/20	1,692,379
1,150,000	4.593	(b)(c)	08/01/66	1,081,610
Kinder Morgan Energy Partners LP
1,150,000	2.650		02/01/19	1,156,795
Kinder Morgan, Inc.
2,250,000	7.000		06/15/17	2,302,202
2,700,000	3.050	(b)	12/01/19	2,738,761
TransCanada PipeLines Ltd.
570,000	1.875		01/12/18	570,895
Western Gas Partners LP(b)
1,470,000	2.600		08/15/18	1,472,837
Williams Partners LP
1,300,000	5.250		03/15/20	1,388,945

				13,210,398

Property/Casualty Insurance(b) – 0.3%
Chubb INA Holdings, Inc.
650,000	2.300		11/03/20	649,851
The Chubb Corp.(c)
1,075,000	6.375		03/29/67	1,010,500

				1,660,351

Real Estate Investment Trust – 1.9%
ARC Properties Operating Partnership LP(b)
3,475,000	3.000		02/06/19	3,457,625
DDR Corp.(b)
1,000,000	4.750		04/15/18	1,028,463
HCP, Inc.(b)
600,000	3.750		02/01/19	616,859
Realty Income Corp.(b)
125,000	2.000		01/31/18	125,353
Select Income REIT(b)
1,275,000	3.600		02/01/20	1,277,440
Senior Housing Properties Trust(b)
750,000	3.250		05/01/19	752,275
Ventas Realty LP/Ventas Capital Corp.(b)
900,000	2.000		02/15/18	901,852
WEA Finance LLC/Westfield UK & Europe Finance PLC(a)
1,475,000	1.750		09/15/17	1,475,918
Welltower, Inc.(b)
1,225,000	4.125		04/01/19	1,271,818

				10,907,603

Restaurants – 0.2%
Brinker International, Inc.
150,000	2.600		05/15/18	150,448
New Red Finance, Inc.(a)(b)
1,000,000	4.625		01/15/22	1,022,500
Yum! Brands, Inc.
135,000	6.250		03/15/18	141,750

				1,314,698

Retailers – 0.1%
AutoZone, Inc.
250,000	1.625		04/21/19	247,718

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Retailers - Food & Drug(b) – 0.8%
CVS Health Corp.
	$2,825,000	2.800%		07/20/20	$ 2,866,259
Walgreens Boots Alliance, Inc.
	1,550,000	2.700		11/18/19	1,570,561
	275,000	2.600		06/01/21	273,273

					4,710,093

Technology – 0.4%
Fidelity National Information Services, Inc.(b)
	900,000	2.250		08/15/21	877,524
Fiserv, Inc.(b)
	625,000	2.700		06/01/20	628,018
Harris Corp.
	550,000	1.999		04/27/18	550,335

					2,055,877

Technology - Hardware – 0.4%
NXP BV/NXP Funding LLC(a)
	750,000	3.750		06/01/18	761,250
QUALCOMM, Inc.
	1,450,000	2.250		05/20/20	1,450,106
Tech Data Corp.
	75,000	3.750		09/21/17	75,923

					2,287,279

Tobacco – 0.7%
BAT International Finance PLC(a)
	1,225,000	1.850		06/15/18	1,225,555
Reynolds American, Inc.
	1,925,000	2.300		06/12/18	1,937,203
	975,000	3.250		06/12/20	999,047

					4,161,805

Transportation(a) – 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp.
	1,101,000	3.375		03/15/18	1,120,280

Wireless Telecommunications – 0.8%
America Movil SAB de CV
MXN	2,760,000	6.000		06/09/19	126,738
American Tower Corp.
	$525,000	4.500		01/15/18	538,856
	2,010,000	3.400		02/15/19	2,054,118
Intelsat Jackson Holdings SA(b)
	600,000	7.250		04/01/19	504,000
Sprint Communications, Inc.
	175,000	8.375		08/15/17	181,125
Sprint Corp.
	1,000,000	7.250		09/15/21	1,062,500

					4,467,337

Wirelines Telecommunications – 2.4%
AT&T, Inc.
	1,350,000	1.750		01/15/18	1,350,825
	725,000	2.300		03/11/19	727,780
	725,000	5.875		10/01/19	792,366
	2,225,000	2.450	(b)	06/30/20	2,209,496

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Wirelines Telecommunications – (continued)
CenturyLink, Inc.
$650,000	6.450%	06/15/21	$ 689,000
Telefonica Emisiones SAU
825,000	3.192	04/27/18	836,864
Verizon Communications, Inc.
1,300,000	2.550	06/17/19	1,318,322
1,800,000	1.375	08/15/19	1,771,985
1,950,000	2.625	02/21/20	1,968,708
1,800,000	1.750 (b)	08/15/21	1,726,742
Windstream Services LLC(b)
300,000	7.750	10/15/20	306,000

			13,698,088

TOTAL CORPORATE OBLIGATIONS (Cost $257,915,935)			$256,558,726

Mortgage-Backed Obligations – 12.6%
Collateralized Mortgage Obligations – 2.2%
Interest Only(d) – 0.3%
FHLMC STRIPS Series 304, Class C45
$458,774	3.000%	12/15/27	$ 47,812
FNMA REMIC Series 2010-135, Class AS(c)
481,518	5.194	12/25/40	79,603
FNMA REMIC Series 2012-146, Class IO
4,602,717	3.500	01/25/43	858,663
FNMA REMIC Series 2016-3, Class IP
870,965	4.000	02/25/46	191,546
GNMA REMIC Series 2014-188, Class IB
1,252,451	4.000	12/20/44	194,343
GNMA REMIC Series 2015-111, Class IM
860,221	4.000	08/20/45	141,819
GNMA REMIC Series 2015-95, Class GI
857,729	4.500	07/16/45	180,131
GNMA REMIC Series 2016-27, Class IA
772,912	4.000	06/20/45	116,263

			1,810,180

Inverse Floaters(c) – 0.7%
FHLMC REMIC Series 3852, Class SW
821,720	5.296	05/15/41	130,769
FHLMC REMIC Series 4314, Class SE
1,030,155	5.346	03/15/44	182,930
FHLMC REMIC Series 4320, Class SD
277,735	5.396	07/15/39	44,946
FHLMC REMIC Series 4326, Class GS
665,035	5.346	04/15/44	115,815
FHLMC REMIC Series 4583, Class ST
1,106,422	5.296	05/15/46	216,301
FNMA REMIC Series 2013-121, Class SA
525,809	5.344	12/25/43	85,142
FNMA REMIC Series 2013-130, Class SN
1,189,505	5.894	10/25/42	224,466
FNMA REMIC Series 2013-96, Class SW
336,286	5.344	09/25/43	58,176
FNMA REMIC Series 2014-19, Class MS
460,698	5.844	11/25/39	60,329
FNMA REMIC Series 2014-87, Class MS
162,494	5.494	01/25/45	26,784

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Inverse Floaters(c) – (continued)
FNMA REMIC Series 2015-20, Class ES
$829,538	5.394%	04/25/45	$ 177,159
FNMA REMIC Series 2015-79, Class SA
712,495	5.494	11/25/45	118,747
FNMA REMIC Series 2015-81, Class SA
2,490,635	4.944	11/25/45	353,285
FNMA REMIC Series 2015-82, Class MS
502,013	4.944	11/25/45	73,873
FNMA REMIC Series 2016-1, Class SJ
1,741,709	5.394	02/25/46	357,017
GNMA REMIC Series 2010-1, Class SD
34,541	5.051	01/20/40	5,562
GNMA REMIC Series 2010-20, Class SE
201,744	5.511	02/20/40	34,775
GNMA REMIC Series 2010-31, Class SA
354,825	5.011	03/20/40	56,399
GNMA REMIC Series 2010-98, Class QS
210,606	5.861	01/20/40	29,538
GNMA REMIC Series 2011-17, Class SA
256,050	5.361	09/20/40	37,887
GNMA REMIC Series 2011-61, Class CS
126,991	5.941	12/20/35	7,397
GNMA REMIC Series 2011-79, Class AS
6,442	5.371	07/20/37	31
GNMA REMIC Series 2013-113, Class SD
195,945	5.993	08/16/43	36,923
GNMA REMIC Series 2013-134, Class DS
130,600	5.361	09/20/43	22,132
GNMA REMIC Series 2013-152, Class TS
446,481	5.361	06/20/43	73,636
GNMA REMIC Series 2014-132, Class SL
1,251,929	5.361	10/20/43	184,221
GNMA REMIC Series 2014-133, Class BS
525,087	4.861	09/20/44	78,773
GNMA REMIC Series 2014-162, Class SA
462,687	4.861	11/20/44	68,283
GNMA REMIC Series 2014-20, Class SA
2,126,359	5.361	02/20/44	342,218
GNMA REMIC Series 2014-41, Class SA
145,055	5.361	03/20/44	25,878
GNMA REMIC Series 2015-110, Class MS
949,519	4.971	08/20/45	143,627
GNMA REMIC Series 2015-123, Class SP
763,026	5.511	09/20/45	129,403
GNMA REMIC Series 2015-126, Class HS
335,243	5.461	09/20/45	56,880
GNMA REMIC Series 2015-57, Class AS
1,925,999	4.861	04/20/45	282,216

			3,841,518

Sequential Fixed Rate – 0.1%
FHLMC Multifamily Structured Pass-Through Certificates Series K030, Class A1
232,897	2.779	09/25/22	238,219
FHLMC Multifamily Structured Pass-Through Certificates Series K707, Class A2
100,000	2.220	12/25/18	100,972
FHLMC Multifamily Structured Pass-Through Certificates Series K710, Class A2
100,000	1.883	05/25/19	100,316

Principal Amount		Interest Rate	Maturity Date		Value
Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – (continued)
FNMA REMIC Series 2012-111, Class B
	$44,625	7.000%	10/25/42		$ 52,278
FNMA REMIC Series 2012-153, Class B
	147,616	7.000	07/25/42		170,562

					662,347

Sequential Floating Rate(c) – 1.1%
Credit Suisse European Mortgage Capital Ltd. Series 2015-1HWA, Class A(a)
EUR	699,862	2.750	04/20/20		707,683
FNMA REMIC Series 2007-33, Class HF
	$31,618	1.106	04/25/37		31,450
GS Mortgage Securities Trust Series 2007-GG10, Class A4
	4,977,447	5.797	08/10/45		5,021,962
New Residential Mortgage Loan Trust Series 2015-1A, Class A1(a)
	546,634	3.750	05/28/52		561,500

					6,322,595

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS					$ 12,636,640

Federal Agencies – 10.4%
FHLMC – 0.2%
	$184,824	7.000%	02/01/39		$ 214,076
	1,000,000	3.500	TBA-30yr	(e)	1,024,063

					1,238,139

FNMA – 7.2%
	2,304,900	6.000	02/01/24		2,617,929
	6,715	6.000	10/01/31		7,604
	10,807	6.000	11/01/32		12,262
	824,114	6.000	12/01/32		922,735
	11,424	6.000	11/01/34		12,939
	45,181	6.000	06/01/35		51,104
	625,057	6.000	10/01/35		707,301
	2,204,698	6.000	11/01/35		2,493,728
	102,034	6.000	12/01/35		115,410
	3,159	6.000	01/01/36		3,575
	18,139	6.000	02/01/36		20,523
	3,548	6.000	03/01/36		4,015
	718,030	6.000	05/01/36		812,372
	83,356	6.000	06/01/36		94,307
	39,411	6.000	07/01/36		44,589
	112,653	6.000	08/01/36		127,454
	110,588	6.000	09/01/36		125,117
	1,468,569	6.000	10/01/36		1,664,054
	61,250	6.000	11/01/36		69,298
	763,703	6.000	02/01/37		864,978
	19,977	6.000	03/01/37		22,626
	72,000	6.000	05/01/37		81,460
	808,106	6.000	11/01/37		915,689
	118,573	6.000	12/01/37		134,297
	18,962	6.000	03/01/38		21,502
	478,186	6.000	04/01/38		542,242
	474,382	6.000	05/01/38		537,533
	13,070	6.000	07/01/38		14,804
	80,345	6.000	09/01/38		91,107
	1,067,605	6.000	11/01/38		1,208,153
	205,692	6.000	12/01/38		233,246

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date		Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$928,633	6.000%	01/01/39		$ 1,056,950
106,913	7.000	03/01/39		123,284
652,856	6.000	09/01/39		740,036
968,630	6.000	06/01/40		1,098,354
1,468,898	6.000	10/01/40		1,663,689
5,060,901	6.000	05/01/41		5,725,890
29,993	3.000	01/01/43		30,050
14,000,000	6.000	TBA-30yr	(e)	15,820,000

				40,832,206

GNMA – 3.0%
3,779,706	4.000	10/20/43		4,025,535
814,902	4.000	10/20/45		866,630
1,999,801	3.000	05/20/46		2,027,339
1,999,801	3.000	09/20/46		2,027,339
3,999,999	3.000	11/20/46		4,055,081
4,099,600	3.000	12/20/46		4,156,053

				17,157,977

TOTAL FEDERAL AGENCIES				$ 59,228,322

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $71,778,773)				$ 71,864,962

Agency Debentures – 1.0%
FHLB
$3,315,000	1.250%	06/08/18		$ 3,320,834
2,685,000	1.625	06/14/19		2,698,345

TOTAL AGENCY DEBENTURES (Cost $6,070,227)				$ 6,019,179

Asset-Backed Securities – 18.0%
Auto – 1.6%
Ally Auto Receivables Trust Series 2015-SN1, Class A3
$211,855	1.210%	12/20/17		$ 211,874
Ally Master Owner Trust Series 2012-5, Class A
350,000	1.540	09/15/19		350,371
Ally Master Owner Trust Series 2015-2, Class A2
2,050,000	1.830	01/15/21		2,051,104
Ford Credit Auto Owner Trust Series 2016-2, Class A(a)
1,400,000	2.030	12/15/27		1,377,394
Ford Credit Floorplan Master Owner Trust Series 2016-5, Class A1
3,850,000	1.950	11/15/21		3,849,234
GMF Floorplan Owner Revolving Trust Series 2016-1, Class A1(a)
1,350,000	1.960	05/17/21		1,343,243

				9,183,220

Collateralized Loan Obligations – 7.9%
ACIS CLO Ltd. Series 2013-1A, Class A1(a)(c)
1,588,440	1.549	04/18/24		1,575,216
ACIS CLO Ltd. Series 2013-1A, Class B(a)(c)
313,530	2.629	04/18/24		313,154
ACIS CLO Ltd. Series 2013-1A, Class C(a)(c)
198,030	3.629	04/18/24		193,471
ACIS CLO Ltd. Series 2013-2A, Class A(a)(c)
36,345	1.173	10/14/22		36,269
ACIS CLO Ltd. Series 2013-2A, Class ACOM(a)(c)
412,578	1.371	10/14/22		411,423

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Collateralized Loan Obligations – (continued)
Apidos CLO X Series 2012-10A, Class A(a)(c)
$4,400,000	2.177%	10/30/22	$ 4,400,154
B&M CLO Ltd. Series 2014-1A, Class A1(a)(c)
600,000	2.079	04/16/26	598,965
B&M CLO Ltd. Series 2014-1A, Class A2(a)(c)
100,000	2.629	04/16/26	99,310
Black Diamond CLO Ltd. Series 2006-1A, Class AD(a)(c)
52,116	1.137	04/29/19	52,096
Brentwood CLO Corp. Series 2006-1A, Class A1A(a)(c)
105,949	1.027	02/01/22	105,542
Brentwood CLO Corp. Series 2006-1A, Class A1B(a)(c)
193,201	1.027	02/01/22	192,460
Cedar Funding V CLO Ltd. Series 2016-5A, Class A1(a)(c)
3,400,000	2.243	07/17/28	3,407,956
Crown Point CLO Ltd. Series 2012-1A, Class A1LA(a)(c)
37,151	1.561	11/21/22	36,993
Crown Point CLO Ltd. Series 2013-2A, Class A1L(a)(c)
3,854,144	1.643	12/31/23	3,832,029
Crown Point CLO Ltd. Series 2013-2A, Class A2L(a)(c)
508,023	2.603	12/31/23	508,061
Franklin CLO VI Ltd. Series 6A, Class A(a)(c)
481,813	1.022	08/09/19	479,884
Goldentree Loan Opportunities III Ltd. Series 2007-3A, Class A1BJ(a)(c)
829,087	1.166	05/01/22	828,847
Grayson CLO Ltd. Series 2006-1A, Class A1A(a)(c)
42,420	1.002	11/01/21	42,245
Halcyon Loan Advisors Funding Ltd. Series 2015-2A, Class A(a)(c)
1,650,000	2.105	07/25/27	1,643,730
ICG US CLO Ltd. Series 2014-1A, Class ACOM(a)(c)
1,100,000	0.000	04/20/26	1,093,950
KKR Financial CLO Ltd. Series 2013-1A, Class A1(a)(c)
2,750,000	1.830	07/15/25	2,747,674
OCP CLO Ltd. Series 2012-2A, Class A1R(a)(c)
200,000	2.283	11/22/25	199,998
OCP CLO Ltd. Series 2014-5A, Class A1(a)(c)
1,200,000	1.721	04/26/26	1,185,689
OCP CLO Ltd. Series 2014-5A, Class A2(a)(c)
300,000	2.441	04/26/26	297,003
OFSI Fund V Ltd. Series 2013-5A, Class ACOM(a)
300,000	1.753	04/17/25	297,390
OFSI Fund VI Ltd. Series 2014-6A, Class A1(a)(c)
860,777	1.710	03/20/25	851,386
OFSI Fund VI Ltd. Series 2014-6A, Class A2(a)(c)
189,223	2.580	03/20/25	187,151
Parallel Ltd. Series 2015-1A, Class A(a)(c)
1,250,000	2.146	07/20/27	1,248,763
Shackleton CLO Ltd. Series 2014-5A, Class A(a)(c)
1,300,000	2.288	05/07/26	1,300,108
Shackleton CLO Ltd. Series 2014-5A, Class B1(a)(c)
150,000	2.788	05/07/26	149,998
Sound Point CLO XI Ltd. Series 2016-1A, Class A(a)(c)
4,150,000	2.282	07/20/28	4,164,662
Symphony CLO XI Ltd. Series 2013-11A, Class A(a)(c)
2,200,000	1.979	01/17/25	2,200,013
TICP CLO I Ltd. Series 2014-1A, Class A1(a)(c)
4,100,000	2.221	04/26/26	4,100,021
TICP CLO VI Ltd. Series 2016-6A, Class A(a)(c)
2,600,000	2.434	01/15/29	2,605,086
Westchester CLO Ltd. Series 2007-1X, Class A1A(c)
26,941	0.982	08/01/22	26,896
Whitehorse VIII Ltd. Series 2014-1A, Class A(a)(c)
1,250,000	2.257	05/01/26	1,248,663

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Collateralized Loan Obligations – (continued)
Z Capital Credit Partners CLO Ltd. Series 2015-1A, Class ACOM(a)(c)
$1,800,000	0.000%	07/16/27	$ 1,785,060
Zais CLO 1 Ltd. Series 2014-1A, Class A1(a)(c)
661,898	2.080	04/15/26	667,059
Zais CLO 1 Ltd. Series 2014-1A, Class A2(a)(c)
138,102	2.530	04/15/26	134,905

			45,249,280

Credit Card(a) – 1.9%
CARDS II Trust Series 2016-1A, Class A(c)
1,750,000	1.404	07/15/21	1,756,517
Evergreen Credit Card Trust Series 2016-1, Class A(c)
3,000,000	1.424	04/15/20	3,012,364
Golden Credit Card Trust Series 2016-5A, Class A
2,600,000	1.600	09/15/21	2,571,340
Trillium Credit Card Trust II Series 2016-1A, Class A(c)
3,150,000	1.481	05/26/21	3,164,693

			10,504,914

Home Equity(a)(c) – 0.0%
Springleaf Mortgage Loan Trust Series 2013-2A, Class A
195,665	1.780	12/25/65	195,714

Other(a)(c) – 1.3%
Mortgage Repurchase Agreement Financing Trust Series 2016-1, Class A
2,300,000	1.637	09/10/18	2,300,000
Mortgage Repurchase Agreement Financing Trust Series 2016-2, Class A
2,300,000	1.837	03/10/19	2,300,000
Mortgage Repurchase Agreement Financing Trust Series 2016-3, Class A1
1,300,000	1.537	11/10/18	1,300,000
Station Place Securitization Trust Series 2015-2, Class A
1,250,000	1.586	05/15/18	1,250,000

			7,150,000

Student Loan(c) – 5.3%
Access Group, Inc. Series 2006-1, Class A2
89,669	0.935	08/25/23	89,452
Access to Loans for Learning Student Loan Corp. Series 2013-I, Class A
713,640	1.384	02/25/41	682,371
ECMC Group Student Loan Trust Series 2016-1A, Class A(a)
2,274,749	1.942	07/26/66	2,268,040
Educational Services of America, Inc. Series 2012-1, Class A1(a)
80,892	1.734	09/25/40	80,407
Educational Services of America, Inc. Series 2014-1, Class A(a)
1,087,630	1.284	02/25/39	1,070,610
Educational Services of America, Inc. Series 2015-2, Class A(a)
1,307,842	1.584	12/25/56	1,298,808
EFS Volunteer No 3 LLC Series 2012-1, Class A2(a)
324,633	1.584	02/25/25	325,078
Higher Education Funding I Series 2005-1, Class A4
260,057	0.965	02/25/30	258,295
Kentucky Higher Education Student Loan Corp. Series 2015-1, Class A1
2,691,379	1.283	12/01/31	2,652,542
Montana Higher Education Student Assistance Corp. Series 2012-1, Class A2
2,856,979	1.562	05/20/30	2,859,607
Navient Student Loan Trust Series 2016-5A, Class A(a)
4,402,504	1.834	06/25/65	4,467,054

Principal Amount		Interest Rate		Maturity Date	Value
Asset-Backed Securities – (continued)
Student Loan(c) – 5.3%
Navient Student Loan Trust Series 2016-7A, Class A(a)
	$2,173,650	1.785%		03/25/66	$ 2,195,809
Nelnet Student Loan Trust Series 2005-4, Class A3
	366,456	0.996		06/22/26	364,746
Northstar Education Finance, Inc. Series 2012-1, Class A(a)
	160,825	1.284		12/26/31	157,461
Pennsylvania Higher Education Assistance Agency Series 12-1A, Class A1(a)
	81,169	1.134		05/25/57	80,206
PHEAA Student Loan Trust Series 2016-1A, Class A(a)
	2,333,406	1.734		09/25/65	2,339,266
SLC Student Loan Trust Series 2005-3, Class A3
	1,400,000	0.970		06/15/29	1,372,974
SLC Student Loan Trust Series 2006-1, Class A4
	4,452	0.930		12/15/21	4,446
SLM Student Loan Trust Series 2003-12, Class A5(a)
	593,884	1.130		09/15/22	592,561
SLM Student Loan Trust Series 2003-14, Class A5
	207,293	0.945		01/25/23	206,556
SLM Student Loan Trust Series 2004-1, Class A3
	858,036	0.925		04/25/23	855,880
SLM Student Loan Trust Series 2004-8A, Class A5(a)
	1,064,226	1.215		04/25/24	1,066,216
SLM Student Loan Trust Series 2005-5, Class A4
	1,400,000	0.855		10/25/28	1,362,106
SLM Student Loan Trust Series 2006-2, Class A5
	1,744,245	0.825		07/25/25	1,740,020
SLM Student Loan Trust Series 2006-8, Class A4
	260	0.795		10/25/21	259
SLM Student Loan Trust Series 2008-4, Class A4
	473,631	2.365		07/25/22	475,410
SLM Student Loan Trust Series 2012-3, Class A
	1,480,507	1.234		12/26/25	1,441,080
Wachovia Student Loan Trust Series 2005-1, Class A5
	174,187	0.845		01/26/26	172,410

					30,479,670

TOTAL ASSET-BACKED SECURITIES (Cost $102,204,023)					$102,762,798

Foreign Debt Obligations – 8.0%
Sovereign – 8.0%
Dominican Republic
	$275,430	9.040%		01/23/18	$ 284,382
	1,210,000	7.500		05/06/21	1,311,337
	520,000	5.500	(a)	01/27/25	500,500
Republic of Colombia
	1,570,000	11.750		02/25/20	1,995,862
Republic of Indonesia
	600,000	6.875	(a)	01/17/18	630,000
	320,000	6.875		01/17/18	336,000
EUR	110,000	2.625	(a)	06/14/23	116,370
	$200,000	5.875		01/15/24	220,500
	210,000	4.125		01/15/25	208,687
	200,000	4.750	(a)	01/08/26	206,750

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Foreign Debt Obligations – (continued)
Sovereign – (continued)
United Mexican States(f)
MXN	169,804,680	0.000%	02/02/17	$ 8,146,667
	12,128,900	0.000	03/02/17	579,135
	58,218,740	0.000	03/16/17	2,772,905
	116,437,520	0.000	03/30/17	5,532,600
	485,156,240	0.000	06/08/17	22,788,452

TOTAL FOREIGN DEBT OBLIGATIONS (Cost $46,227,155)				$ 45,630,147

Municipal Debt Obligations(b) – 1.0%
Illinois – 0.6%
Illinois State GO Bonds (Taxable) Series 2011
	$3,700,000	5.365%	03/01/17	$ 3,722,015

Puerto Rico – 0.4%
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB (Senior Lien) Series 2008 A
	45,000	6.000	07/01/38	34,256
	15,000	6.000	07/01/44	11,381
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB (Senior Lien) Series 2012 A
	15,000	5.500	07/01/28	11,588
	20,000	5.750	07/01/37	15,050
	35,000	5.250	07/01/42	26,250
	25,000	6.000	07/01/47	19,031
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB (Senior Lien) Series 2012 D
	50,000	5.000	07/01/33	37,375
Puerto Rico Commonwealth GO Bonds for Public Improvement Series 2011 A
	10,000	5.750	07/01/41	6,138
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2008 A
	35,000	5.500	07/01/32	21,787
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2009 B
	10,000	5.875	07/01/36	6,319
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2011 A
	10,000	6.000	07/01/34	6,238
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2012 A
	10,000	5.500	07/01/26	6,250
	165,000	5.500	07/01/39	102,712
	180,000	5.000	07/01/41	108,450
Puerto Rico Commonwealth GO Bonds Series 2014 A
	615,000	8.000	07/01/35	413,587
Puerto Rico Commonwealth GO Bonds Unrefunded Balance for Public Improvement Series 2006 A
	10,000	5.250	07/01/27	6,200
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Capital Appreciation Series 2010 A(f)
	10,000	0.000	08/01/35	1,103
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Capital Appreciation SubSeries 2010 C(f)
	10,000	0.000	08/01/37	993
	10,000	0.000	08/01/38	930
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2009 A
	10,000	5.250	08/01/27	4,700
	120,000	6.750	08/01/32	60,001
	60,000	5.750	08/01/37	28,200
	5,000	6.375	08/01/39	2,463
	350,000	6.000	08/01/42	168,000

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Debt Obligations (b) – (continued)
Puerto Rico – (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2010 A
$25,000	6.250%		08/01/33	$ 8,020
320,000	5.500		08/01/37	150,400
505,000	5.375		08/01/39	237,350
105,000	5.500		08/01/42	49,350
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2010 C
25,000	5.000		08/01/35	11,750
95,000	5.375		08/01/38	44,650
5,000	6.000		08/01/39	2,425
600,000	5.250		08/01/41	282,000
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2011 A-1
230,000	5.000		08/01/43	108,100
105,000	5.250		08/01/43	49,350
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Unrefunded SubSeries 2009 A
120,000	5.500		08/01/28	56,400

				2,098,797

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $6,151,627)				$ 5,820,812

U.S. Treasury Obligations – 7.2%
United States Treasury Bonds
$1,390,000	3.750%		11/15/43	$ 1,576,677
1,010,000	3.625	(g)	02/15/44	1,120,100
50,000	3.000		11/15/44	49,418
United States Treasury Inflation Protected Securities
1,254,816	0.125		04/15/18	1,266,686
9,800,010	0.125		04/15/19	9,926,332
4,025,541	0.125	(g)	04/15/20	4,069,540
4,112,720	0.125		07/15/24	4,046,012
2,337,232	0.375		07/15/25	2,327,042
United States Treasury Notes
2,290,000	1.625		06/30/20	2,290,962
10,430,000	1.375		04/30/21	10,232,143
2,610,000	2.000		12/31/21	2,619,579
207,000	2.250		12/31/23	207,161
1,200,000	2.375		08/15/24	1,205,856

TOTAL U.S. TREASURY OBLIGATIONS (Cost $41,421,612)				$ 40,937,508

Shares	Distribution Rate			Value
Investment Company(c)(h) – 3.2%
Goldman Sachs Financial Square Government Fund - Institutional Shares
18,239,237	0.450%			$ 18,239,237
(Cost $18,239,237)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost $550,008,589)				$547,833,369

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investments – 4.1%
Certificates of Deposit – 2.2%
Bank of Montreal
$1,000,000	1.402%	08/11/17	$ 1,001,658
Credit Agricole SA
2,000,000	1.285	02/03/17	2,001,374
Credit Suisse New York
3,000,000	1.686	08/16/17	3,004,490
Skandinaviska Enskilda Banken AB
1,000,000	1.074	06/02/17	1,000,276
Sumitomo Mitsui Banking Corp.
2,000,000	1.439	01/20/17	2,000,871
Sumitomo Trust & Banking Corp.
2,500,000	1.335	04/03/17	2,502,728
The Toronto-Dominion Bank
1,000,000	1.382	08/10/17	1,001,644

			12,513,041

Commercial Paper – 1.9%
Dominion Resources, Inc.
500,000	0.894	01/09/17	499,890
Duke Energy Corp.
710,000	1.116	01/24/17	709,553
Electricite De France SA
2,300,000	1.557	01/09/17	2,299,547
Schlumberger Holdings Corp.
1,000,000	1.016	01/20/17	999,527
Southern Co. Funding Corp.
2,750,000	1.076	01/13/17	2,749,133
Tyco Electronics Group SA
2,600,000	0.933	01/04/17	2,599,721
Westpac Banking Corp.
1,200,000	1.288	08/07/17	1,201,743

			11,059,114

TOTAL SHORT-TERM INVESTMENTS (Cost $23,556,963)			$ 23,572,155

TOTAL INVESTMENTS – 100.0% (Cost $573,565,552)			$571,405,524

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%			46,246

NET ASSETS – 100.0%			$571,451,770

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $127,120,968, which represents approximately 22.3% of net assets as of December 31, 2016.

(b)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(c)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on December 31, 2016.

(d)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(e)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $16,844,063 which represents approximately 3.0% of net assets as of December 31, 2016.

(f)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(g)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(h)	Represents an Affiliated Fund.

Currency Abbreviations:
ARS	— Argentine Peso
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
CNY	— Chinese Yuan Renminbi
COP	— Colombian Peso
CZK	— Czech Koruna
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PHP	— Philippine Peso
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Investment Abbreviations:
AUDOR	— Australian Dollar Offered Rate
CDOR	— Canadian Dollar Offered Rate
CLO	— Collateralized Loan Obligation
EURO	— Euro Offered Rate
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
JIBAR	— Johannesburg Interbank Agreed Rate
JYOR	— Japanese Yen Offered Rate
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
NIBOR	— Norwegian Interbank Offered Rate
NZDOR	— New Zealand Dollar Offered Rate
PLC	— Public Limited Company
RB	— Revenue Bond
REIT	— Real Estate Investment Trust
REMIC	— Real Estate Mortgage Investment Conduit
STIBOR	— Stockholm Interbank Offered Rate
STRIPS	— Separate Trading of Registered Interest and Principal of Securities
TIIE	— La Tasa de Interbank Equilibrium Interest Rate
WIBOR	— Warsaw Interbank Offered Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2016, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

Barclays Bank PLC	BRL	617,337	USD	180,000	$189,449	01/04/17	$9,450
	JPY	26,444,757	EUR	214,886	227,121	03/15/17	58
	NZD	184,189	USD	126,700	127,668	03/15/17	968
	PHP	25,493,794	USD	511,461	512,402	01/19/17	941
	PLN	1,254,988	EUR	281,000	299,508	03/15/17	2,584
	SEK	14,440,857	EUR	1,479,297	1,592,147	03/15/17	29,019
	USD	598,159	AUD	803,000	578,421	03/15/17	19,738
	USD	656,845	EUR	617,007	651,973	03/15/17	4,872
	USD	316,892	GBP	252,000	311,152	03/15/17	5,740
	USD	318,000	IDR	4,302,158,400	317,557	01/27/17	443
	USD	8,191,644	MXN	168,617,612	8,093,678	02/02/17	97,966
	USD	1,412,920	TWD	44,604,278	1,381,022	06/16/17	31,898
	USD	227,000	ZAR	3,150,526	226,187	03/15/17	813
BNP Paribas SA	ARS	2,701,012	USD	166,243	169,279	01/06/17	3,036
	BRL	4,436,101	USD	1,290,371	1,361,358	01/04/17	70,987
	BRL	887,443	USD	264,372	269,996	02/02/17	5,624
	CHF	890,363	EUR	828,245	878,517	03/15/17	3,335
	EUR	603,000	GBP	506,294	637,172	03/15/17	12,036
	EUR	305,000	USD	318,344	322,284	03/15/17	3,940
	HUF	94,833,650	EUR	305,000	323,439	03/16/17	1,136
	JPY	190,505,884	USD	1,628,000	1,636,161	03/15/17	8,161
	PLN	16,523,708	USD	3,920,495	3,943,446	03/15/17	22,951
	SEK	5,682,706	EUR	584,000	626,535	03/15/17	9,440
	USD	8,097	CAD	10,748	8,007	01/20/17	90
	USD	615,660	CNH	4,308,368	605,768	03/15/17	9,892
	USD	662,158	GBP	536,000	661,815	03/15/17	343
	USD	1,647,530	KRW	1,890,946,073	1,566,304	01/13/17	81,226
	USD	597,472	KRW	702,125,146	581,560	01/19/17	15,912
	USD	1,426,920	KRW	1,666,985,014	1,380,730	01/20/17	46,190
	USD	594,152	KRW	704,219,161	583,238	02/09/17	10,914
	USD	5,529,100	MXN	114,585,062	5,461,321	03/30/17	67,779
	USD	313,590	NZD	439,000	304,286	03/15/17	9,304
	USD	1,180,849	TRY	4,191,425	1,169,354	03/15/17	11,496
Citibank NA	CZK	13,672,120	EUR	507,314	538,965	06/21/17	165
	EUR	607,007	CZK	16,334,547	644,679	06/21/17	758
	EUR	304,737	SEK	2,908,501	322,006	03/15/17	1,336
	INR	67,751,950	USD	993,868	994,013	01/30/17	146
	JPY	37,372,081	USD	317,000	320,971	03/15/17	3,971
	NOK	1,094,627	USD	126,044	126,823	03/15/17	780
	RUB	39,452,031	USD	632,000	637,998	01/26/17	5,998
	SEK	24,396,517	EUR	2,508,699	2,689,787	03/15/17	38,922
	SEK	2,435,542	USD	266,908	267,835	01/27/17	927
	USD	984,155	GBP	787,182	970,346	01/06/17	13,809
	USD	430,070	GBP	344,654	425,555	03/15/17	4,515
	USD	300,000	IDR	4,014,900,000	296,940	01/12/17	3,060
	USD	293,774	ILS	1,119,264	291,180	03/15/17	2,594
	USD	634,000	JPY	73,509,130	631,334	03/15/17	2,666
	USD	1,138,685	KRW	1,332,887,701	1,104,011	01/19/17	34,674
	USD	136,815	NZD	189,463	131,576	01/09/17	5,239
	USD	1,531,026	NZD	2,151,337	1,491,168	03/15/17	39,858
Credit Suisse International (London)	AUD	210,832	USD	151,388	151,868	03/15/17	480
	CHF	661,219	EUR	616,000	652,420	03/15/17	1,511
	EUR	280,987	USD	294,171	296,911	03/15/17	2,740
	JPY	74,700,744	USD	636,000	641,568	03/15/17	5,568

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

Credit Suisse International (London) (continued)	NZD	458,137	USD	315,985	$317,551	03/15/17	$1,566
	RUB	17,291,794	USD	266,335	279,634	01/26/17	13,299
	SEK	21,378,894	EUR	2,204,010	2,357,085	03/15/17	28,175
	USD	126,053	AUD	171,969	123,873	03/15/17	2,180
	USD	132,000	CLP	87,009,120	129,717	01/19/17	2,283
	USD	300,900	EUR	283,000	299,038	03/15/17	1,862
	USD	4,401,754	GBP	3,475,444	4,291,234	03/15/17	110,521
	USD	636,000	RUB	39,042,005	631,367	01/26/17	4,633
Deutsche Bank AG	ARS	3,532,673	USD	217,462	218,985	01/18/17	1,523
	BRL	690,474	USD	200,707	211,893	01/04/17	11,187
	CZK	6,821,386	EUR	253,000	268,904	06/21/17	202
	EUR	188,068	AUD	268,753	198,726	03/15/17	5,136
	EUR	294,720	USD	306,724	311,422	03/15/17	4,698
	INR	5,348,887	USD	78,315	78,451	02/03/17	137
	USD	308,274	CNH	2,150,675	305,698	01/23/17	2,577
	USD	855,047	TWD	27,293,107	842,583	01/12/17	12,464
	ZAR	2,713,618	USD	190,000	194,820	03/15/17	4,820
HSBC Bank PLC	BRL	1,047,454	USD	302,000	321,444	01/04/17	19,444
	EUR	304,000	USD	318,031	321,228	03/15/17	3,197
	USD	317,350	AUD	440,000	316,943	03/15/17	407
	USD	281,727	CNH	1,967,863	280,006	01/20/17	1,721
	USD	905,592	CNH	6,328,727	889,835	03/15/17	15,757
	USD	444,025	CNH	3,158,797	442,869	04/05/17	1,157
	USD	577,116	IDR	7,643,897,160	565,339	01/12/17	11,777
	USD	318,000	JPY	36,966,864	317,490	03/15/17	510
	USD	300,000	KRW	350,007,000	289,917	01/13/17	10,083
	USD	1,419,353	KRW	1,668,488,205	1,381,984	01/19/17	37,369
	USD	319,000	TRY	1,141,749	318,533	03/15/17	467
	USD	853,843	TWD	27,293,107	842,583	01/12/17	11,260
	USD	600,000	TWD	19,077,570	588,902	01/13/17	11,098
JPMorgan Securities, Inc.	EUR	2,587,006	USD	2,689,736	2,728,761	02/09/17	39,025
	MYR	1,246,130	USD	276,796	277,709	01/12/17	913
	MYR	173,215	USD	38,561	38,576	01/19/17	15
	PLN	6,218,404	EUR	1,390,675	1,484,046	03/15/17	14,562
	SEK	28,250,207	EUR	2,907,193	3,114,668	03/15/17	42,726
	USD	950,000	CAD	1,259,613	938,993	03/15/17	11,007
	USD	300,000	CNH	2,103,849	295,806	03/15/17	4,194
	USD	331,000	KRW	397,625,004	329,323	01/31/17	1,677
	USD	22,536,553	MXN	471,757,667	22,242,940	06/08/17	293,613
	USD	392,530	NOK	3,303,376	382,729	03/15/17	9,801
	ZAR	1,809,814	USD	127,000	129,933	03/15/17	2,933
Morgan Stanley & Co.	BRL	2,100,796	USD	615,504	644,695	01/04/17	29,192
	CZK	6,822,019	EUR	253,000	268,929	06/21/17	227
	JPY	37,410,728	USD	318,000	321,302	03/15/17	3,302
	RUB	86,478,741	USD	1,334,643	1,398,489	01/26/17	63,845
	USD	300,062	GBP	237,000	292,631	03/15/17	7,431
	USD	279,753	KRW	330,177,608	273,481	01/19/17	6,271
	USD	580,705	MXN	11,989,818	573,587	03/02/17	7,118
	USD	1,251,000	MXN	25,897,015	1,236,758	03/15/17	14,242
	USD	2,776,221	MXN	57,423,347	2,741,991	03/16/17	34,230
	USD	574,741	MYR	2,540,368	566,140	01/12/17	8,601
	USD	318,000	RUB	19,563,146	316,365	01/26/17	1,635
	USD	1,770,737	TWD	55,712,761	1,719,789	01/13/17	50,948
	USD	3,834,147	TWD	122,199,375	3,769,765	01/20/17	64,383
Royal Bank of Canada	CAD	859,822	USD	636,000	640,964	03/15/17	4,964
	NOK	2,773,996	EUR	304,000	321,395	03/15/17	167
	USD	524,249	CAD	685,917	511,001	01/20/17	13,248
	USD	2,204,722	CAD	2,954,397	2,202,590	03/22/17	2,131
	USD	599,000	JPY	69,378,336	595,857	03/15/17	3,143
State Street Bank and Trust	EUR	50,813	CZK	1,358,333	53,967	06/21/17	420
	EUR	305,000	SEK	2,920,162	322,284	03/15/17	328
	EUR	2,801,407	USD	2,940,484	2,960,162	03/15/17	19,678
	JPY	150,487,798	USD	1,282,000	1,292,465	03/15/17	10,465
	SEK	4,166,700	EUR	428,000	459,391	03/15/17	7,136

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

State Street Bank and Trust (continued)	SEK	12,947,783	EUR	1,326,536	$1,428,145	03/22/17	$25,860
	SEK	4,925,931	USD	529,858	543,098	03/15/17	13,240
	USD	631,166	AUD	854,000	615,158	03/15/17	16,008
	USD	1,438,209	CAD	1,887,663	1,407,181	03/15/17	31,027
	USD	1,329,698	JPY	153,439,225	1,317,814	03/15/17	11,884
	USD	300,000	KRW	350,343,000	290,195	01/13/17	9,805
	USD	284,080	KRW	332,089,403	275,065	01/19/17	9,015
Westpac Banking Corp.	AUD	459,000	NZD	475,618	330,629	03/15/17	961
	HUF	83,331,795	EUR	264,814	284,211	03/16/17	4,373
	INR	7,240,146	USD	106,332	106,480	01/09/17	148
	USD	3,532,695	AUD	4,773,060	3,438,155	03/15/17	94,540
	USD	880,021	GBP	696,467	859,948	03/15/17	20,072
	USD	1,102,389	JPY	120,284,604	1,030,012	01/11/17	72,377
	USD	1,198,165	JPY	137,497,259	1,180,897	03/15/17	17,269
	USD	300,000	KRW	350,400,000	290,242	01/13/17	9,758
	USD	299,000	KRW	349,605,750	289,573	01/19/17	9,427
	USD	1,767,033	SGD	2,526,257	1,743,803	03/15/17	23,230
	USD	120,000	TWD	3,804,000	117,425	01/13/17	2,575
	USD	317,000	TWD	10,109,130	311,860	01/20/17	5,140
	USD	1,364,378	TWD	43,523,662	1,347,763	06/20/17	16,615

TOTAL							$2,266,404

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

Barclays Bank PLC	GBP	258,887	EUR	304,000	$319,655	03/15/17	$(1,571)
	GBP	253,000	USD	316,584	312,387	03/15/17	(4,198)
	JPY	82,530,305	EUR	675,997	708,813	03/15/17	(5,493)
	KRW	874,903,736	USD	726,845	724,665	01/20/17	(2,180)
	MYR	813,667	USD	182,713	181,209	01/19/17	(1,505)
	TWD	20,536,880	USD	642,036	634,007	01/12/17	(8,029)
	TWD	10,096,326	USD	316,000	311,465	01/20/17	(4,535)
	USD	299,000	BRL	1,010,847	310,210	01/04/17	(11,210)
	USD	334,103	EUR	316,952	334,913	03/15/17	(810)
	USD	634,000	JPY	74,216,530	637,410	03/15/17	(3,410)
BNP Paribas SA	AUD	944,941	USD	704,052	680,665	03/15/17	(23,387)
	CNH	6,774,258	USD	961,629	952,478	03/15/17	(9,152)
	EUR	336,240	HUF	104,367,647	355,316	03/16/17	(640)
	EUR	1,118,951	SEK	10,757,630	1,182,362	03/15/17	(3,698)
	GBP	258,000	USD	319,112	318,560	03/15/17	(552)
	IDR	4,951,697,810	USD	375,413	366,370	01/09/17	(9,043)
	INR	29,036,550	USD	427,197	426,006	01/30/17	(1,191)
	JPY	34,245,367	USD	299,000	294,117	03/15/17	(4,883)
	KRW	341,498,815	USD	290,542	282,858	01/19/17	(7,684)
	KRW	382,426,800	USD	318,000	316,736	01/31/17	(1,264)
	NOK	2,773,773	EUR	306,000	321,369	03/15/17	(1,971)
	USD	266,659	BRL	887,443	272,340	01/04/17	(5,680)
	USD	957,797	EUR	914,000	965,796	03/15/17	(7,999)
	USD	579,551	INR	39,554,372	580,316	01/30/17	(765)
	USD	285,283	PHP	14,276,990	286,955	01/19/17	(1,672)
	ZAR	6,220,364	USD	449,609	446,581	03/15/17	(3,028)
Citibank NA	AUD	904,120	USD	674,131	652,236	01/12/17	(21,896)
	AUD	746,545	USD	543,835	537,755	03/15/17	(6,080)
	CZK	16,238,640	EUR	607,007	649,739	11/21/17	(598)
	GBP	1,181,239	USD	1,476,815	1,456,093	01/06/17	(20,722)
	IDR	9,950,848,840	USD	755,283	735,960	01/12/17	(19,323)
	IDR	1,604,400,000	USD	120,000	118,582	01/17/17	(1,418)
	JPY	33,188,667	USD	289,102	284,199	01/11/17	(4,904)
	MXN	47,419,210	USD	2,311,210	2,264,590	03/15/17	(46,620)
	NOK	6,315,548	EUR	702,962	731,719	03/15/17	(11,079)
	RUB	36,895,853	USD	598,000	596,661	01/26/17	(1,339)
	TWD	10,282,646	USD	319,000	317,212	01/20/17	(1,788)

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

Citibank NA (continued)	USD	634,523	EUR	609,000	$643,512	03/15/17	$(8,989)
	USD	598,340	INR	40,806,777	598,691	01/30/17	(351)
	USD	394,534	SEK	3,599,395	395,823	01/27/17	(1,288)
	USD	127,000	ZAR	1,798,879	129,148	03/15/17	(2,148)
	ZAR	1,746,700	USD	126,000	125,402	03/15/17	(598)
Credit Suisse International (London)	COP	356,466,283	USD	119,403	118,330	01/17/17	(1,073)
	JPY	28,522,197	EUR	232,692	244,963	03/15/17	(915)
	NZD	1,076,663	USD	769,012	746,273	03/15/17	(22,739)
	RUB	18,342,484	USD	299,000	296,625	01/26/17	(2,375)
	USD	458,203	EUR	436,364	461,093	03/15/17	(2,889)
	USD	952,000	JPY	111,657,968	958,976	03/15/17	(6,976)
	USD	228,943	SEK	2,098,487	231,364	03/15/17	(2,422)
Deutsche Bank AG	CLP	206,575,748	USD	308,322	307,972	01/19/17	(350)
	CNY	2,151,754	USD	308,274	306,590	01/23/17	(1,684)
	USD	84,000	BRL	288,582	88,561	01/04/17	(4,561)
	USD	790,581	CLP	537,658,180	801,564	01/19/17	(10,984)
HSBC Bank PLC	CNH	2,230,598	USD	316,000	313,628	03/15/17	(2,372)
	CNY	1,967,863	USD	281,727	280,691	01/20/17	(1,036)
	CNY	3,158,353	USD	444,025	443,378	04/05/17	(648)
	KRW	380,538,834	USD	318,000	315,193	01/20/17	(2,807)
	MXN	27,228,791	USD	1,329,401	1,300,360	03/15/17	(29,041)
	TWD	19,235,280	USD	600,000	593,771	01/13/17	(6,229)
	USD	317,586	EUR	303,000	320,171	03/15/17	(2,584)
	USD	317,000	JPY	36,921,243	317,098	03/15/17	(98)
JPMorgan Securities, Inc.	CNH	3,736,089	USD	527,307	525,303	03/15/17	(2,004)
	EUR	304,000	PLN	1,360,916	321,228	03/15/17	(3,560)
	IDR	4,002,569,480	USD	299,000	295,833	01/17/17	(3,167)
	KRW	768,171,040	USD	637,000	636,265	01/19/17	(735)
	KRW	380,449,289	USD	319,000	315,118	01/20/17	(3,882)
	NOK	8,814,478	EUR	967,000	1,021,245	03/15/17	(554)
	USD	3,729,323	EUR	3,586,888	3,783,432	02/09/17	(54,108)
	USD	316,000	PHP	15,881,708	319,208	01/19/17	(3,208)
Morgan Stanley & Co.	CAD	426,053	USD	319,000	317,606	03/15/17	(1,394)
	CLP	90,829,392	USD	136,176	135,412	01/19/17	(764)
	CZK	6,184,316	EUR	231,384	245,966	09/21/17	(1,029)
	CZK	7,369,618	EUR	275,521	294,872	11/21/17	(316)
	CZK	7,365,830	EUR	275,204	294,751	11/22/17	(116)
	KRW	452,203,973	USD	388,401	374,568	01/13/17	(13,833)
	MXN	31,024,574	USD	1,519,211	1,481,634	03/15/17	(37,577)
	TRY	2,932,131	USD	822,000	818,027	03/15/17	(3,973)
	TWD	11,086,058	USD	348,104	342,245	01/12/17	(5,859)
	USD	1,367,232	BRL	4,607,889	1,414,076	01/04/17	(46,844)
	USD	676,047	HUF	199,697,665	681,087	03/16/17	(5,039)
	USD	636,000	JPY	74,529,787	640,100	03/15/17	(4,100)
	USD	329,480	MXN	6,900,806	329,560	03/15/17	(81)
	USD	1,833,000	RUB	115,675,255	1,870,639	01/26/17	(37,639)
	USD	127,279	SEK	1,186,814	130,850	03/15/17	(3,571)
Royal Bank of Canada	CAD	1,662,057	USD	1,250,000	1,238,999	03/15/17	(11,001)
	COP	772,117,487	USD	256,135	255,805	01/26/17	(329)
	NOK	2,766,914	EUR	304,000	320,575	03/15/17	(653)
	USD	630,000	BRL	2,097,402	643,654	01/04/17	(13,654)
	USD	662,000	CAD	892,323	665,194	03/15/17	(3,194)
State Street Bank and Trust	AUD	428,000	USD	315,355	308,299	03/15/17	(7,056)
	CZK	6,863,080	EUR	255,799	270,548	06/21/17	(1,127)
	CZK	18,162,878	EUR	679,522	722,313	09/20/17	(3,015)
	EUR	922,592	SEK	8,900,089	974,875	03/15/17	(6,387)
	GBP	257,000	JPY	37,217,455	317,326	03/15/17	(2,317)
	NOK	5,078,944	EUR	566,000	588,446	03/15/17	(9,628)
	USD	1,404,526	EUR	1,338,490	1,414,341	03/15/17	(9,814)
	USD	1,269,000	JPY	148,925,160	1,279,045	03/15/17	(10,045)
	USD	329,984	SEK	3,037,065	334,845	03/15/17	(4,861)
Westpac Banking Corp.	AUD	440,000	USD	317,541	316,943	03/15/17	(597)
	EUR	304,000	HUF	95,693,120	321,246	03/16/17	(5,123)
	EUR	271,044	USD	289,779	286,404	03/15/17	(3,375)

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

Westpac Banking Corp. (continued)	JPY	186,756,744	USD	1,711,595	$1,599,221	01/11/17	$(112,374)
	NZD	1,007,791	USD	706,310	698,535	03/15/17	(7,775)
	TWD	10,133,698	USD	317,000	312,646	01/19/17	(4,354)
	TWD	19,502,094	USD	610,872	601,625	01/20/17	(9,247)
	USD	2,695,305	EUR	2,568,780	2,714,352	03/15/17	(19,046)

TOTAL							$(854,799)

FORWARD SALES CONTRACTS — At December 31, 2016, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

GNMA(Proceeds Receivable: $(11,960,391))	3.000%	TBA - 30yr	01/24/17	$(12,000,000)	$(12,153,750)

(a)	TBA (To Be Announced) Securities are purchased or sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The Actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At December 31, 2016, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Australian 3 Year Government Bonds	338	March 2017	$27,188,819	$(35,374)
Eurodollars	(30)	June 2019	(7,336,875)	73,056
Eurodollars	(30)	September 2019	(7,331,625)	75,118
Eurodollars	(30)	December 2019	(7,325,625)	77,556
Eurodollars	(30)	March 2020	(7,321,875)	78,306
Eurodollars	(18)	June 2020	(4,390,650)	47,433
French 10 Year Government Bonds	(12)	March 2017	(1,917,761)	(18,975)
90 Day Sterling	90	March 2017	13,809,733	560
90 Day Sterling	90	September 2017	13,803,494	4,026
90 Day Sterling	90	December 2017	13,799,335	6,799
90 Day Sterling	90	June 2017	13,806,267	1,253
10 Year German Euro-Bund	130	March 2017	22,463,034	378,580
Ultra Long U.S. Treasury Bonds	18	March 2017	2,884,500	48,647
Ultra 10 Year U.S. Treasury Notes	(5)	March 2017	(670,313)	3,184
30 Day Federal Funds	(112)	April 2017	(46,339,040)	2,835
2 Year U.S. Treasury Notes	382	March 2017	82,774,625	37,907
5 Year U.S. Treasury Notes	627	March 2017	73,775,367	(19,050)
10 Year U.S. Treasury Notes	(76)	March 2017	(9,445,375)	(31,351)
20 Year U.S. Treasury Bonds	(63)	March 2017	(9,491,344)	(33,045)

TOTAL				$697,465

SWAP CONTRACTS — At December 31, 2016, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

				Rates Exchanged		Market Value
Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

SEK	48,430		06/15/18	0.050%	3 month STIBOR	$34,254	$5,867
	87,960	(b)	09/15/18	0.330	3 month STIBOR	463	(2,883)
NZD	25,550	(b)	02/22/19	2.350	3 month NZDOR	6,516	(69,784)
GBP	23,050	(b)	03/15/19	0.600	6 month BP	27,982	28,545
CAD	37,880	(b)	03/15/19	1.000	6 month CDOR	(106,338)	19,976
	$37,530	(b)	03/15/19	3 month LIBOR	1.250%	237,966	(16,036)
ZAR	114,240	(b)	03/15/19	7.667	3 month JIBAR	190	26,528
	$6,250	(b)	12/19/19	2.250	3 month LIBOR	633	7,717
	25,660	(b)	12/20/19	2.250	3 month LIBOR	5,007	29,057
MXN	18,990	(b)	03/11/20	5.250	Mexico Interbank TIIE 28 Days	(15,124)	(40,552)
PLN	725		09/21/20	2.018	6 month WIBOR	2	(857)
	11,650		09/21/21	1.771	6 month WIBOR	(14,391)	(53,304)
MXN	2,390	(b)	03/09/22	Mexico Interbank TIIE 28 Days	5.500	5,547	5,048
CAD	12,410	(b)	03/15/22	1.250	6 month CDOR	(90,476)	(24,554)
NOK	57,540	(b)	03/15/22	1.500	3 month NIBOR	(39,810)	12,274

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS — (continued)

					Rates Exchanged		Market Value
	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

		$10,740	(b)	03/15/22	3 month LIBOR	1.500%	$235,831	$32,378
	SEK	92,940	(b)	03/15/22	3 month STIBOR	0.500	(72,627)	(12,604)
	NZD	5,050	(b)	03/15/22	3.000%	3 month NZDOR	19,645	(40,342)
	EUR	1,980	(b)	03/15/22	6 month EURO	0.000	19,679	(7,938)
		$1,430	(b)	12/19/23	3 month LIBOR	2.600	(121)	(11,065)
	EUR	1,140	(b)	08/16/24	0.250	6 month EURO	(5,626)	(19,223)
	NOK	12,590	(b)	06/16/26	2.500	3 month NIBOR	1,618	9,184
	CAD	2,910	(b)	12/15/26	2.500	6 month CDOR	(9,505)	17,380
	NZD	4,520	(b)	12/15/26	2.750	3 month NZDOR	(133,281)	(20,010)
	SEK	8,350	(b)	12/15/26	3 month STIBOR	2.750	(62,429)	28,784
	AUD	3,570	(b)	12/15/26	3.500	6 month AUDOR	22,511	(13,750)
	GBP	2,250	(b)	12/15/26	6 month BP	2.250	(62,738)	(21,559)
		2,780		12/15/26	6 month EURO	0.015	(8,498)	(27,831)
	JPY	1,072,530	(b)	12/15/26	6 month JYOR	0.250	(8,838)	58,412
	MXN	24,310	(b)	03/03/27	6.000	Mexico Interbank TIIE 28 Days	(37,214)	(128,995)
	EUR	1,970	(b)	03/15/27	0.750	6 month EURO	(12,623)	23,398
		$3,670	(b)	03/15/27	1.750	3 month LIBOR	(232,406)	30,152
		1,200	(b)	03/15/27	3 month LIBOR	1.750	86,605	(20,473)
	SEK	13,670	(b)	03/15/27	3 month STIBOR	1.250	(385)	(13,994)
	GBP	2,720	(b)	03/15/27	6 month BP	1.500	(17,884)	(61,822)
		$3,630	(b)	12/20/28	3 month LIBOR	2.790	(4,906)	(51,784)
	GBP	710		09/15/31	3.230	6 month BP	(2,511)	(60,592)
		400		12/21/31	6 month BP	1.500	(43,477)	36,988
		4,300	(b)	03/15/32	6 month BP	1.750	(51,774)	(188,312)
	JPY	63,540	(b)	03/15/37	6 month JYOR	0.750	(49)	(8,847)
		$2,010	(b)	03/15/47	2.250	3 month LIBOR	(187,602)	39,753
	GBP	1,370	(b)	03/15/47	6 month BP	1.750	(58,434)	(77,665)
	EUR	3,100	(b)	03/15/47	6 month EURO	1.250	98,540	(101,319)

TOTAL							$(476,078)	$(684,654)

(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2016.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

					Market Value
Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at December 31, 2016(c)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Purchased:
CDX North America High Yield Index 27	$490	(5.000)%	12/20/21	3.548%	$(21,332)	$(9,865)
Protection Sold:
CDX North America Investment Grade Index 26	3,250	(1.000)	06/20/21	0.609	38,610	16,682
CDX North America Investment Grade Index 27	3,690	(1.000)	12/20/21	0.678	46,787	10,296

TOTAL					$64,065	$17,113

(c)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

TAX INFORMATION — At December 31, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$573,620,568

Gross unrealized gain	2,377,828
Gross unrealized loss	(4,592,872)

Net unrealized security loss	$(2,215,044)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – 39.2%
Automotive(a) – 1.1%
Daimler Finance North America LLC(b)
$650,000	1.598%		07/05/19	$ 653,549
Toyota Motor Credit Corp.
465,000	1.322		10/18/19	467,288

				1,120,837

Banks – 31.6%
ABN AMRO Bank NV(b)
2,000,000	4.250		02/02/17	2,004,316
Australia & New Zealand Banking Group Ltd.(a)
300,000	1.217		06/13/17	300,134
1,000,000	1.658	(b)	09/23/19	1,001,162
Bank of America Corp.
750,000	5.650		05/01/18	785,821
Bank of America NA(a)
500,000	1.708		12/07/18	503,494
Bank of Montreal(a)
206,000	1.476		04/09/18	206,793
BNP Paribas SA
800,000	2.375		09/14/17	805,342
BNZ International Funding Ltd.(b)
1,000,000	1.900		02/26/18	1,000,888
BPCE SA(a)
1,350,000	1.623		06/17/17	1,351,624
250,000	1.608		06/23/17	250,240
Branch Banking & Trust Co.(a)(c)
390,000	1.416		05/01/19	390,548
Citigroup, Inc.
815,000	4.450		01/10/17	815,349
Commonwealth Bank of Australia(a)(b)
495,000	1.674		11/02/18	498,276
Credit Agricole SA(a)(b)
950,000	1.680		04/15/19	954,126
Credit Suisse New York(a)
160,000	1.577		01/29/18	160,233
Deutsche Bank AG(a)
401,000	1.512		02/13/17	400,905
Dexia Credit Local SA(a)(b)
500,000	1.598		03/23/18	500,757
DNB Bank ASA(b)
450,000	3.200		04/03/17	452,155
HSBC Bank PLC(a)(b)
1,290,000	1.546		05/15/18	1,290,436
ING Bank NV(b)
500,000	3.750		03/07/17	502,114
350,000	1.520	(a)	03/16/18	350,582
JPMorgan Chase & Co.(a)
700,000	1.426		02/15/17	700,441
Lloyds Bank PLC(a)
950,000	1.490		03/16/18	951,289
Macquarie Bank Ltd.(b)
750,000	5.000		02/22/17	753,757
200,000	1.650		03/24/17	200,166
625,000	1.787	(a)	03/24/17	625,687
Mizuho Bank Ltd.(b)
500,000	2.550		03/17/17	501,349
MUFG Union Bank NA(a)(c)
300,000	1.281		05/05/17	300,269
National Australia Bank Ltd.(a)
500,000	1.522		07/23/18	501,532

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Banks – (continued)
Nordea Bank AB(a)(b)
$380,000	1.833%		09/17/18	$ 382,274
1,000,000	1.618		09/30/19	1,000,274
PNC Bank NA(a)(c)
1,000,000	1.186		08/01/17	1,000,305
Santander UK PLC(a)
827,000	1.467		03/13/17	827,014
Skandinaviska Enskilda Banken AB(b)
740,000	1.750		03/19/18	738,698
Societe Generale SA(a)
1,000,000	1.926		10/01/18	1,008,524
Sumitomo Mitsui Banking Corp.(b)
500,000	2.650		01/12/17	500,159
The Bank of New York Mellon Corp.(a)
581,000	1.446		08/01/18	582,866
The Bank of Nova Scotia(c)
399,000	1.375		12/18/17	398,825
The Bank of Tokyo-Mitsubishi UFJ Ltd.(a)(b)
500,000	1.979		09/14/18	502,289
The Huntington National Bank(a)(c)
1,000,000	1.307		04/24/17	1,000,149
The Toronto-Dominion Bank(a)
219,000	1.437		04/30/18	219,648
UBS AG/Stamford CT(a)
500,000	1.491		06/01/17	500,621
US Bancorp(a)(c)
1,324,000	1.282		04/25/19	1,325,581
Wells Fargo & Co.(a)
400,000	1.234		06/02/17	400,157
Wells Fargo Bank NA(a)
300,000	1.622		01/22/18	301,461
1,000,000	1.601		12/06/19	1,002,426
Westpac Banking Corp.(a)
758,000	1.627		07/30/18	762,027
1,300,000	1.612		05/13/19	1,305,350

				32,818,433

Diversified Manufacturing(a) – 0.3%
General Electric Co.
292,000	1.448		12/07/17	291,493

Food & Beverage(a) – 0.3%
Anheuser-Busch InBev Finance, Inc.
350,000	1.286		02/01/19	350,388

Metals & Mining – 1.0%
BHP Billiton Finance USA Ltd.
1,000,000	1.625		02/24/17	1,000,753

Oil & Gas(a) – 0.9%
BP Capital Markets PLC
997,000	1.327		02/13/18	997,985

Property Insurance(b) – 3.3%
Jackson National Life Global Funding
500,000	1.250		02/21/17	499,976
500,000	1.460	(a)	10/13/17	500,933
Metropolitan Life Global Funding I(a)
250,000	1.256		04/10/17	250,214
1,200,000	1.423		12/19/18	1,201,645

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Property Insurance(b) – (continued)
New York Life Global Funding(a)
$1,000,000	1.272%	10/24/19	$ 1,001,065

			3,453,833

Technology(a) – 0.7%
QUALCOMM, Inc.
690,000	1.181	05/18/18	689,469

TOTAL CORPORATE OBLIGATIONS (Cost $40,710,988)			$ 40,723,191

Municipal Debt Obligations(c) – 0.3%
California – 0.2%
Los Angeles California Department of Airports RB Build America Bonds Direct Payment to Issuer Series 2009 C
$230,000	5.175%	05/15/17	$ 232,594

Massachusetts(a) – 0.1%
Massachusetts State GO Consolidated Loan Series 2012 D
90,000	1.150	01/01/18	90,048

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $321,720)			$ 322,642

Shares	Distribution Rate		Value
Investment Company(a)(d) – 9.8%
Goldman Sachs Financial Square Government Fund - Institutional Shares
10,149,867	0.450%		$ 10,149,867
(Cost $10,149,867)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost $51,182,575)			$ 51,195,700

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investments – 47.8%
Certificates of Deposit – 19.5%
Bank of Montreal
$500,000	1.352%	10/24/17	$ 500,836
800,000	1.370	06/18/18	799,769
Bank of Tokyo-Mitsubishi UFJ Ltd.
195,000	1.522	08/11/17	195,293
200,000	1.600	11/10/17	200,238
Canadian Imperial Bank of Commerce
400,000	1.311	10/12/17	400,566
Chase Bank USA NA
500,000	1.230	05/26/17	500,358
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
245,000	1.411	08/16/17	245,337
Credit Industriel et Commercial SA
500,000	1.250	06/15/17	500,092
250,000	1.511	08/16/17	250,581
Credit Suisse New York
450,000	1.686	08/16/17	450,673

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investments – (continued)
Certificates of Deposit – (continued)
$500,000	1.621%	11/03/17	$ 500,264
Dexia Credit Local SA
800,000	1.034	01/09/17	800,094
Industrial & Commercial Bank of China Ltd.
1,000,000	1.650	03/28/17	1,001,036
Landesbank Hessen-Thuringen
1,000,000	1.000	03/17/17	1,000,404
Mitsubishi Trust & Banking Corp.
480,000	1.530	08/23/17	480,878
Mizuho Bank Ltd.
400,000	1.330	01/13/17	400,110
300,000	1.456	02/27/17	300,338
500,000	1.693	09/19/17	501,020
National Bank of Kuwait SAKP
400,000	1.130	01/26/17	400,128
400,000	1.400	04/19/17	400,362
1,000,000	1.550	07/05/17	1,000,000
Natixis NY
700,000	1.371	11/01/17	699,621
Nordea Bank Finland PLC
200,000	1.369	08/18/17	200,288
Norinchukin Bank NY
500,000	1.370	08/03/17	500,194
500,000	1.550	09/22/17	500,622
Skandinaviska Enskilda Banken AB
700,000	1.345	02/23/17	700,632
Societe Generale NY
500,000	1.420	10/13/17	500,169
Standard Chartered Bank
700,000	1.476	02/27/17	700,811
1,000,000	1.426	09/19/17	999,869
Sumitomo Mitsui Banking Corp.
750,000	1.249	05/08/17	750,528
325,000	1.529	08/18/17	325,446
Sumitomo Trust & Banking Corp.
1,130,000	1.697	09/27/17	1,131,829
Svenska Handelsbanken AB
150,000	1.316	02/17/17	150,119
The Bank of Nova Scotia
500,000	1.043	05/12/17	500,593
The Toronto-Dominion Bank
500,000	1.382	08/10/17	500,822
500,000	1.280	10/17/17	500,576
UBS AG Stamford
300,000	1.647	09/20/17	300,674
500,000	1.420	11/02/17	500,206

			20,291,376

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investments – (continued)
Commercial Paper – 25.9%
Agricultural Bank of China Ltd.
$700,000	0.010%	03/06/17	$ 698,382
Atlantic Asset Securitization Corp.
900,000	0.010	02/03/17	899,303
1,000,000	0.000	03/15/17	997,958
1,700,000	0.000	01/06/17	1,699,765
Barton Capital Corp.
1,000,000	0.000	02/01/17	999,345
Bedford Row Funding Corp.
500,000	0.000	06/22/17	496,762
Cafco LLC
875,000	0.000	02/22/17	874,002
Ciesco LLC
350,000	0.000	03/07/17	349,461
Collateralized Commercial Paper II
350,000	0.000	01/10/17	349,941
Commonwealth Bank of Australia
250,000	1.319	08/24/17	250,469
500,000	1.280	10/12/17	500,661
Danske Corp.
500,000	0.000	10/20/17	493,703
Dexia Credit Local SA
400,000	0.010	05/18/17	398,386
Dominion Resources, Inc.
700,000	0.000	01/23/17	699,581
Duke Energy Corp.
800,000	0.000	01/12/17	799,767
Eastman Chemical Co.
1,000,000	0.000	01/11/17	999,733
Electricite De France SA
300,000	0.000	01/09/17	299,941
Fairway Finance Corp.
1,000,000	0.944	04/10/17	1,000,700
Ford Motor Credit Co. LLC
600,000	0.000	05/15/17	596,759
Gotham Funding Corp.
1,000,000	0.010	02/15/17	999,038
ING Funding LLC
700,000	1.046	05/30/17	700,352
500,000	0.000	08/11/17	495,844
Jupiter Securitization Co. LLC
750,000	1.187	11/03/17	750,147

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investments – (continued)
Commercial Paper – (continued)
Kells Funding LLC
$1,000,000	0.000%	03/14/17	$ 998,267
Landesbank Hessen-Thuringen
710,000	0.010	04/24/17	707,823
LMA SA LMA Americas
500,000	1.000	03/03/17	499,169
1,000,000	0.010	05/02/17	995,678
500,000	0.000	06/15/17	496,621
Marriott International, Inc.
1,000,000	0.000	01/31/17	999,149
Matchpoint Finance PLC
1,000,000	0.000	04/24/17	996,294
1,000,000	0.000	06/19/17	993,184
Nieuw Amsterdam Receivables Corp.
700,000	0.000	02/10/17	699,412
Old Line Funding LLC
250,000	0.000	03/17/17	249,576
Schlumberger Holdings Corp.
400,000	0.000	01/20/17	399,811
Svenska Handelsbanken AB
500,000	0.000	07/07/17	496,847
The Bank of Nova Scotia
500,000	1.443	11/07/17	500,715
Thunder Bay Funding LLC
500,000	0.010	04/18/17	498,401
700,000	1.047	06/12/17	700,082
Westpac Banking Corp.
300,000	1.288	08/07/17	300,436

			26,881,465

Repurchase Agreements – 2.4%
BNP Paribas
2,500,000	0.900	01/03/17	2,500,000

Maturity Value: $2,501,250

Settlement Date: 12/30/16

Collateralized by various corporate obligations, 2.375% to 10.250%, due 02/15/18 to 12/31/99, by a government bond 5.875%, due 01/15/19 and a municipal bond 1.200%, due 9/15/27. The aggregate market value of the collateral, including accrued interest, was $2,727,416

TOTAL SHORT-TERM INVESTMENTS (Cost $49,651,666)			$ 49,672,841

TOTAL INVESTMENTS – 97.1% (Cost $100,834,241)			$100,868,541

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.9%			2,984,157

NET ASSETS – 100.0%			$103,852,698

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on December 31, 2016.

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $17,866,847, which represents approximately 17.2% of net assets as of December 31, 2016.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Represents an Affiliated fund.

Investment Abbreviations:
GO	— General Obligation
LLC	— Limited Liability Company
PLC	— Public Limited Company
RB	— Revenue Bond

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At December 31, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$100,834,241

Gross unrealized gain	51,940
Gross unrealized loss	(17,640)

Net unrealized security gain	$34,300

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Money Market Funds — Investments in Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued using available market quotations as provided by a third party pricing vendor or broker. Prior to October 11, 2016, such securities were valued at amortized cost. With the exception of treasury securities of G8 countries (not held in money market funds that use amortized cost as a valuation methodology), which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Inverse Floaters — The interest rate on inverse floating rate securities (“inverse floaters”) resets in the opposite direction from the market rate of interest to which the inverse floaters are indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

ii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

iii. Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby a Fund sells mortgage-backed-securities and simultaneously contracts with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, a Fund will not be entitled to accrue interest and receive principal payments on the securities sold. The Funds account for mortgage dollar roll transactions as purchases and sales and realize gains and losses on these transactions

iv. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

v. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

iii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iv. Option Contracts — When a Fund writes call or put option contracts, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

v. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

Short Term Investments — Short-term investments having a maturity of 60 days or less are valued using available market quotations as provided by a third party pricing vendor or broker. Prior to October 11, 2016, such securities were valued at amortized cost. These investments are classified as Level 2 of the fair value hierarchy.

i. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

ii. Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of December 31, 2016:

ENHANCED INCOME

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$250,172,929	$—
Asset-Backed Securities	—	101,505,494	—
U.S. Treasury Obligations	97,514,588	—	—
Investment Company	6,333,837	—	—
Short-term Investments	—	46,586,528	—
Total	$103,848,425	$398,264,951	$—

Derivative Type
Assets(b)
Futures Contracts	$2,006,677	$—	$—

GOVERNMENT INCOME

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Mortgage-Backed Obligations	$—	$177,107,960	$—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	141,959,899	46,600,352	—
Asset-Backed Securities	—	28,275,384	—
Municipal Debt Obligation	—	2,382,580	—
Government Guarantee Obligations	—	7,786,390	—
Investment Company	14,824,456	—	—
Total	$156,784,355	$262,152,666	$—
Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(23,246,719)	$—

Derivative Type
Assets(a)
Futures Contracts	$63,716	$—	$—
Interest Rate Swap Contracts	—	1,956,503	—
Total	$63,716	$1,956,503	$—
Liabilities(a)
Futures Contracts	$(22,735)	$—	$—
Interest Rate Swap Contracts	—	(32,571)	—
Total	$(22,735)	$(32,571)	$—

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

HIGH QUALITY FLOATING RATE

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$799,007	$—
Mortgage-Backed Obligations	—	173,464,722	—
Asset-Backed Securities	—	144,415,521	—
Government Guarantee Obligation	—	4,094,000	—
U.S. Treasury Obligations	54,630,927	—	—
Short-term Investments	—	27,600,000	—
Total	$54,630,927	$350,373,250	$—

Derivative Type
Assets(a)
Futures Contracts	$100,371	$—	$—
Interest Rate Swap Contracts	—	64,618	—
Total	$100,371	$64,618	$—
Liabilities(a)
Futures Contracts	$(79,725)	$—	$—
Interest Rate Swap Contracts	—	(115,312)	—
Total	$(79,725)	$(115,312)	$—

INFLATION PROTECTED SECURITIES

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
U.S. Treasury Obligations	$261,629,458	$—	$—
Investment Company	1,296,848	—	—
Total	$262,926,306	$—	$—

Derivative Type
Assets(a)
Futures Contracts	$254,938	$—	$—
Interest Rate Swap Contracts	—	1,349,357	—
Total	$254,938	$1,349,357	$—
Liabilities(a)
Futures Contracts	$(107,271)	$—	$—
Interest Rate Swap Contracts	—	(1,121,189)	—
Total	$(107,271)	$(1,121,189)	$—

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

SHORT DURATION GOVERNMENT

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Mortgage-Backed Obligations	$—	$635,786,570	$—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	652,601,988	59,251,139	—
Government Guarantee Obligation	—	19,753,550	—
Investment Company	79,737,269	—	—
Total	$732,339,257	$714,791,259	$—
Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(53,679,063)	$—

Derivative Type
Assets(a)
Futures Contracts	$5,216,022	$—	$—
Interest Rate Swap Contracts	—	6,585,037	—
Total	$5,216,022	$6,585,037	$—
Liabilities(a)
Futures Contracts	$(536,805)	$—	$—
Interest Rate Swap Contracts	—	(257,313)	—
Total	$(536,805)	$(257,313)	$—

SHORT DURATION INCOME

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$256,558,726	$—
Mortgage-Backed Obligations	—	71,157,279	707,683
U.S. Treasury Obligations and/or Other U.S. Government Agencies	40,937,508	6,019,179	—
Asset-Backed Securities	—	102,762,798	—
Foreign Debt Obligations	—	45,630,147	—
Municipal Debt Obligations	—	5,820,812	—
Investment Company	18,239,237	—	—
Short-term Investments	—	23,572,155	—
Total	$59,176,745	$511,521,096	$707,683
Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(12,153,750)	$—

Derivative Type
Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$2,266,404	$—
Futures Contracts	835,260	—	—
Interest Rate Swap Contracts	—	411,441	—
Credit Default Swap Contracts	—	26,978	—
Total	$835,260	$2,704,823	$—
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(854,799)	$—
Futures Contracts	(137,795)	—	—
Interest Rate Swap Contracts	—	(1,096,095)	—
Credit Default Swap Contracts	—	(9,865)	—
Total	$(137,795)	$(1,960,759)	$—

SHORT-TERM CONSERVATIVE INCOME

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$40,723,191	$—
Municipal Debt Obligations	—	322,642	—
Investment Company	10,149,867	—	—
Short-term Investments	—	49,672,841	—
Total	$10,149,867	$90,718,674	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristics, see the Schedules of Investments.

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT II — At December 31, 2016, the Goldman Sachs High Quality Floating Rate Fund had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of January 3, 2017, as follows:

Fund	Principal Amount	Maturity Value	Collateral Allocation Value
High Quality Floating Rate Fund	$27,600,000	$27,601,161	$28,152,003

REPURCHASE AGREEMENTS — At December 31, 2016, the Principal Amounts of the Goldman Sachs High Quality Floating Rate Fund’s interest in the Joint Repurchase Agreement Account II were as follows:

Counterparty	Interest Rate	High Quality Floating Rate Fund
BNP Paribas Securities Co.	0.500%	$4,311,484
Citigroup Global Markets, Inc.	0.530	4,372,438
Merrill Lynch & Co., Inc.	0.500	18,916,078
TOTAL		$27,600,000

At December 31, 2016, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Mortgage Corp.	2.500% to 5.000%	12/01/31 to 12/01/46
Federal National Mortgage Association	3.000 to 7.000	02/01/17 to 08/01/46
Government National Mortgage Association	2.500 to 5.500	12/15/38 to 12/20/46
Tennessee Valley Authority	4.250	09/15/65
United States Treasury Bonds	7.880 to 9.130	05/15/18 to 02/15/21
United States Treasury Notes	1.630 to 3.630	11/15/20 to 02/15/26

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — Loss may result from the Funds’ investments in derivative instruments. These instruments may be illiquid,difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. Losses from investments in derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with increasing rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Funds’ investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Short Position Risk — A Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that a Fund may purchase for investment. Taking short positions involves leverage of a Fund’s assets and presents various risks. If the value of the underlying instrument or market in which a Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited.

State/Territory Specific Risk — A Fund’s investments in municipal obligations of issuers located in a particular state or U.S. territory may be adversely affected by political, economic and regulatory developments within that state or U.S. territory. Such developments may affect the financial condition of a state’s or territory’s political subdivisions, agencies, instrumentalities and public authorities and heighten the risks associated with investing in bonds issued by such parties, which could, in turn, adversely affect a Fund’s income, NAV, liquidity, and/or ability to preserve or realize capital appreciation.

GOLDMAN SACHS DYNAMIC EMERGING MARKETS DEBT FUND

Schedule of Investments

December 31, 2016 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – 57.2%
Argentina – 2.6%
Republic of Argentina (NR/NR)
ARS	440,000	22.750%		03/05/18	$ 27,974
	470,000	18.200		10/03/21	29,990
	2,320,000	16.000		10/17/23	139,821
	3,710,000	15.500		10/17/26	225,005
Republic of Argentina (B-/NR)(a)
	770,000	23.649		03/28/17	48,457
	3,025,000	24.255		10/09/17	189,570
	100,000	25.408		03/01/18	6,299
	180,000	24.795		03/11/19	11,395
Republic of Argentina (B-/B3)(b)
	$150,000	6.625		07/06/28	147,375
	150,000	7.125		07/06/36	142,350

					968,236

Brazil – 3.9%
Brazil Letras do Tesouro Nacional (NR/Ba2)(c)
BRL	1,483,000	0.000		07/01/20	313,476
Brazil Letras do Tesouro Nacional (BB/NR)(c)
	502,000	0.000		01/01/18	138,364
Brazil Notas do Tesouro Nacional (BB/Ba2)
	1,273,000	10.000		01/01/19	384,980
	99,000	10.000		01/01/23	28,580
	945,000	10.000		01/01/25	269,398
	915,588	6.000		08/15/50	291,174

					1,425,972

Bulgaria – 0.6%
Republic of Bulgaria (BB+/Baa2)
EUR	100,000	3.000		03/21/28	112,239
	100,000	3.125		03/26/35	104,607

					216,846

Chile – 0.4%
Republic of Chile (AA-/Aa3)
CLP	83,500,000	5.500		08/05/20	130,850

Colombia – 4.0%
Republic of Colombia (NR/Baa2)
COP	192,000,000	4.375	(d)	03/21/23	55,426
	2,424,513	3.500		05/07/25	823
Republic of Colombia (BBB/Baa2)
	212,000,000	7.750		04/14/21	73,003
Republic of Colombia (BBB+/Baa2)
	1,378,400,000	5.000		11/21/18	449,357
	752,083,933	3.500		03/10/21	257,157
	337,300,000	7.000		05/04/22	113,724
	241,200,000	10.000		07/24/24	94,590
	1,173,200,000	7.500		08/26/26	400,971
	14,000,000	6.000		04/28/28	4,211

					1,449,262

Costa Rica – 0.5%
Republic of Costa Rica (BB-/Ba1)
	$200,000	7.158		03/12/45	185,250

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – (continued)
Czech Republic – 1.0%
Czech Republic Government Bond (NR/NR)
CZK	9,580,000	0.000%		11/09/17	$ 377,043

Dominican Republic – 1.2%
Dominican Republic (NR/NR)
DOP	2,500,000	11.375		07/06/29	54,736
Dominican Republic (BB-/B1)
	$5,324	9.040		01/23/18	5,498
	140,000	6.850	(b)	01/27/45	132,475
	200,000	6.850		01/27/45	189,250
Dominican Republic Central Bank Notes (NR/NR)(b)
DOP	1,910,000	11.000		09/15/23	41,192

					423,151

Ecuador – 0.6%
Ecuador Government International Bond (B/NR)
	$200,000	10.750		03/28/22	216,750

El Salvador – 0.5%
El Salvador Government International Bond (B-/B3)
	20,000	7.750	(e)	01/24/23	20,650
	71,000	5.875		01/30/25	64,699
	30,000	6.375		01/18/27	27,300
	10,000	8.250		04/10/32	10,100
	60,000	7.650		06/15/35	55,200

					177,949

Guatemala – 0.6%
Republic of Guatemala (BB/Ba1)
	200,000	5.750		06/06/22	213,750

Honduras – 0.6%
Republic of Honduras (B+/B2)
	200,000	7.500		03/15/24	213,750

Hungary – 1.7%
Hungary Government Bond (BBB-/NR)
HUF	113,610,000	3.000		06/26/24	394,561
	34,150,000	3.000		10/27/27	114,187
Hungary Government Bond (BBB-/Baa3)
	$70,000	7.625		03/29/41	97,562

					606,310

Indonesia – 3.2%
Indonesia Government Bond (NR/Baa3)
IDR	3,000,000,000	8.375		03/15/24	226,467
	2,000,000,000	9.000		03/15/29	156,509
	2,200,000,000	8.250		06/15/32	161,091
Perusahaan Penerbit SBSN (BB+/Baa3)
	$210,000	4.325		05/28/25	208,950
Republic of Indonesia (BB+/Baa3)
EUR	150,000	3.750	(b)	06/14/28	160,858
	$200,000	6.750		01/15/44	241,500

					1,155,375

GOLDMAN SACHS DYNAMIC EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – (continued)
Malaysia – 2.1%
Malaysia Government Bond (NR/NR)
MYR	460,000	3.394%		03/15/17	$ 102,582
	150,000	3.990		10/15/25	32,049
	350,000	4.245		09/30/30	74,042
	210,000	4.232		06/30/31	44,331
	80,000	4.254		05/31/35	16,763
Malaysia Government Bond (NR/A3)
	1,340,000	4.012		09/15/17	299,981
	910,000	4.378		11/29/19	206,229

					775,977

Mexico – 3.8%
United Mexican States (NR/A3)
MXN	1,424,600	5.750		03/05/26	60,997
United Mexican States (A/A3)
	9,503,500	8.500		12/13/18	471,965
	1,738,000	5.000		12/11/19	79,444
	5,946,300	6.500		06/09/22	276,817
	2,399,600	8.000		12/07/23	120,045
	64,300	10.000		12/05/24	3,586
	267,100	7.500		06/03/27	12,824
	5,775,500	7.750		11/23/34	276,054
	1,799,900	8.500		11/18/38	92,282

					1,394,014

Panama – 0.1%
Panama Notas del Tesoro (BBB/NR)
	$30,000	4.875		02/05/21	31,650

Paraguay(b) – 0.5%
Republic of Paraguay (BB/Ba1)
	200,000	5.000		04/15/26	202,000

Peru – 1.4%
Republic of Peru (NR/NR)
PEN	544,000	6.350	(b)	08/12/28	159,300
	91,000	6.714		02/12/55	25,543
Republic of Peru (NR/A3)
	381,000	6.850		02/12/42	109,514
Republic of Peru (A-/A3)
	297,000	5.700	(b)	08/12/24	87,228
	4,000	8.200		08/12/26	1,337
	418,000	6.950		08/12/31	126,427
	53,000	6.900		08/12/37	15,675

					525,024

Poland – 8.8%
Poland Government Bond (A-/NR)
PLN	2,940,000	2.000		04/25/21	679,952
	1,240,000	3.250		07/25/25	290,131
Poland Government Bond (A-/A2)
	1,530,000	1.750		07/25/21	348,551
	7,020,000	5.750		10/25/21	1,890,962

					3,209,596

Principal Amount		Interest Rate	Maturity Date	Value
Sovereign Debt Obligations – (continued)
Romania – 0.2%
Republic of Romania (BBB-/Baa3)
	$50,000	6.750%	02/07/22	$ 56,937
	10,000	6.125	01/22/44	11,638

				68,575

Russia – 2.7%
Russian Federation Bond (NR/NR)
	200,000	4.750	05/27/26	204,500
RUB	1,990,000	7.750	09/16/26	31,103
	23,470,000	8.500	09/17/31	382,065
Russian Federation Bond (BB+/Ba1)
	$200,000	4.875	09/16/23	211,000
Russian Federation Bond (BBB-/Ba1)
RUB	9,240,000	7.000	08/16/23	140,880

				969,548

South Africa – 7.1%
Republic of South Africa (NR/NR)
ZAR	2,748,000	8.875	02/28/35	187,840
Republic of South Africa (NR/Baa2)
	6,590,000	7.750	02/28/23	459,797
	$200,000	4.875	04/14/26	199,000
ZAR	8,525,000	8.000	01/31/30	558,268
	1,250,000	7.000	02/28/31	74,367
	6,910,000	8.250	03/31/32	453,209
	4,580,000	8.500	01/31/37	299,489
Republic of South Africa (BBB/Baa2)
	4,350,000	10.500	12/21/26	349,226

				2,581,196

Sri Lanka(b) – 0.5%
Republic of Sri Lanka (B+/B1)
	$200,000	6.825	07/18/26	197,000

Thailand – 4.6%
Thailand Government Bond (NR/NR)
THB	12,310,000	2.550	06/26/20	350,802
Thailand Government Bond (NR/Baa1)
	9,657,263	1.250	03/12/28	246,947
Thailand Government Bond (A-/Baa1)
	4,520,000	3.875	06/13/19	132,508
	10,567,854	1.200	07/14/21	288,070
	6,695,000	3.650	12/17/21	199,588
	2,630,000	3.625	06/16/23	78,286
	13,110,000	3.850	12/12/25	400,148

				1,696,349

Turkey – 3.0%
Republic of Turkey (NR/NR)
TRY	570,000	8.500	07/10/19	154,504
	160,000	7.400	02/05/20	41,351
	1,070,000	10.600	02/11/26	294,584
Republic of Turkey (NR/Ba1)
	$170,000	7.000	06/05/20	182,537
	200,000	6.250	09/26/22	207,750
	30,000	7.375	02/05/25	32,850
	110,000	6.875	03/17/36	112,888

GOLDMAN SACHS DYNAMIC EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Sovereign Debt Obligations – (continued)
Turkey – (continued)
Turkey Government Bond (NR/NR) – (continued)
TRY	210,000	10.400%	03/27/19	$ 59,364

				1,085,828

Venezuela – 0.5%
Republic of Venezuela (CCC/Caa3)
	$400,000	7.650	04/21/25	181,000

Zambia – 0.5%
Republic of Zambia (B/NR)
	200,000	8.970	07/30/27	196,500

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $21,834,494)				$20,874,751

Corporate Obligations – 30.8%
Argentina – 1.6%
Arcor SAIC (NR/B1)(b)(d)
	$180,000	6.000%	07/06/23	$ 187,650
Cablevision SA (NR/B3)(b)(d)
	150,000	6.500	06/15/21	152,625
IRSA Propiedades Comerciales SA (B-/NR)(b)(d)
	50,000	8.750	03/23/23	53,000
YPF SA (NR/B3)
	185,000	8.875	12/19/18	201,187

				594,462

Australia – 0.0%
Toyota Finance Australia Ltd. (NR/NR)
MXN	330,000	3.760	07/20/17	15,559

Brazil – 2.5%
Banco do Brasil SA (B-/NR)(a)(d)
	$200,000	6.250	10/29/49	146,000
Banco do Brasil SA (B-/B2)(a)(d)
	200,000	9.000	06/29/49	188,250
Petrobras Global Finance BV (B+/B2)
	90,000	5.750	01/20/20	90,675
	160,000	4.875	03/17/20	157,600
	50,000	5.375	01/27/21	48,625
	270,000	8.375	05/23/21	290,871
	10,000	4.375	05/20/23	8,725

				930,746

Canada – 0.3%
First Quantum Minerals Ltd. (B-/Caa1)(b)(d)
	50,000	7.000	02/15/21	49,750
Harvest Operations Corp. (CCC+/Caa2)
	70,000	6.875	10/01/17	69,650

				119,400

Chile – 1.8%
Enel Americas SA (BBB/Baa3)(d)
	50,000	4.000	10/25/26	47,687
GNL Quintero SA (BBB/Baa2)
	200,000	4.634	07/31/29	196,750
Itau CorpBanca (BBB+/A3)
	200,000	3.875	09/22/19	205,750

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Chile – (continued)
Sociedad Quimica y Minera de Chile SA (BBB/Baa1)
	$200,000	3.625%	04/03/23	$ 189,355

				639,542

China(d)(f) – 0.1%
Kaisa Group Holdings Ltd. (NR/NR)
	20,583	7.560	06/30/21	18,918
	20,000	7.560	12/31/21	18,375

				37,293

Colombia – 1.3%
Banco de Bogota SA (NR/Ba2)(b)
	270,000	6.250	05/12/26	274,387
Oleoducto Central SA (BBB/Baa3)
	210,000	4.000	05/07/21	207,375

				481,762

Dominican Republic(d) – 1.1%
Aeropuertos Dominicanos Siglo XXI SA (BB-/B1)
	400,000	9.750	11/13/19	416,500

Ghana(d) – 0.5%
Tullow Oil PLC (B-/Caa1)
	200,000	6.250	04/15/22	185,750

Guatemala(d) – 0.6%
Comcel Trust via Comunicaciones Celulares SA (NR/Ba1)
	200,000	6.875	02/06/24	201,500

Hong Kong – 0.2%
Noble Group Ltd. (B/B2)
	100,000	6.750	01/29/20	83,500

India(b)(d) – 0.5%
Greenko Investment Co. (B+/NR)
	200,000	4.875	08/16/23	188,000

Indonesia(b)(d) – 0.5%
Listrindo Capital BV (BB/Ba2)
	200,000	4.950	09/14/26	194,000

Israel – 0.4%
Delek & Avner Tamar Bond Ltd. (BBB-/Baa3)(b)
	100,000	3.839	12/30/18	101,625
Embraer Overseas Ltd. (BBB/Ba1)
	28,000	5.696	09/16/23	29,260

				130,885

Italy(d) – 0.4%
Wind Acquisition Finance SA (B/Caa1)
EUR	140,000	7.000	04/23/21	153,679

Ivory Coast(b) – 0.3%
Agromercantil Senior Trust (BB/NR)
	$100,000	6.250	04/10/19	102,625

Jamaica(b)(d) – 0.6%
Digicel Ltd. (NR/B1)
	240,000	6.000	04/15/21	214,800

GOLDMAN SACHS DYNAMIC EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Japan(b)(d)(f) – 0.7%
Universal Entertainment Corp. (NR/NR)
	$250,000	8.500%		08/24/20	$ 251,917

Kazakhstan – 0.6%
KazMunayGas National Co. JSC (BB/Baa3)
	190,000	9.125		07/02/18	206,150

Luxembourg(b)(d) – 1.7%
Altice Financing SA (BB-/B1)
EUR	100,000	5.250		02/15/23	111,590
	$210,000	7.500		05/15/26	217,350
Tupy Overseas SA (BB-/NR)
	200,000	6.625		07/17/24	191,750
Wind Acquisition Finance SA (BB/Ba3)
EUR	110,000	4.000		07/15/20	118,050

					638,740

Mauritius(b) – 0.5%
MTN Mauritius Investment Ltd. (BB+/Baa3)
	$200,000	6.500		10/13/26	195,000

Mexico – 3.6%
Cemex Finance LLC (B+/NR)(d)
EUR	120,000	4.625		06/15/24	130,108
Cemex SAB de CV (B+/NR)(b)(d)
	100,000	4.750		01/11/22	109,212
Gruma SAB de CV (BBB/NR)(d)
	$200,000	4.875		12/01/24	208,500
Petroleos Mexicanos (BBB+/Baa3)
	22,000	5.750		03/01/18	22,742
	20,000	5.500	(b)	02/04/19	20,775
	10,000	5.500		02/04/19	10,387
	10,000	3.500		07/23/20	9,813
	70,000	6.375	(b)	02/04/21	74,375
	10,000	6.375		02/04/21	10,625
	10,000	5.375	(b)	03/13/22	10,240
EUR	100,000	5.125		03/15/23	113,555
	$50,000	6.875	(b)	08/04/26	52,875
	130,000	6.875		08/04/26	137,475
	80,000	6.500	(b)	03/13/27	82,600
Sigma Alimentos SA de CV (BBB/Baa3)(b)(d)
	360,000	4.125		05/02/26	339,750

					1,333,032

Mongolia(d)(g) – 0.3%
Mongolian Mining Corp. (D/WR)
	200,000	8.875		03/29/17	97,500

Netherlands – 1.2%
Cable Communications Systems NV (B+/B1)(b)(d)
EUR	100,000	5.000		10/15/23	111,107
Greenko Dutch BV (B+/NR)(d)
	$200,000	8.000		08/01/19	211,343
Myriad International Holding BV (BBB-/Baa3)
	100,000	6.375		07/28/17	102,000

					424,450

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Paraguay – 1.0%
Banco Regional SAECA (BB-/Ba1)(b)
$150,000	8.125%		01/24/19	$ 158,625
Telefonica Celular del Paraguay SA (NR/Ba3)(d)
200,000	6.750		12/13/22	204,500

				363,125

Peru – 1.9%
Abengoa Transmision Sur SA (BBB/NR)(b)
199,580	6.875		04/30/43	204,470
Corp Lindley S.A. (BBB/NR)
290,000	6.750		11/23/21	324,075
150,000	4.625		04/12/23	151,500

				680,045

Philippines – 0.3%
Energy Development Corp. (NR/NR)
100,000	6.500		01/20/21	110,654

Qatar – 0.8%
Ras Laffan Liquefied Natural Gas Co. Ltd. III (A/Aa3)
250,000	6.332		09/30/27	283,244

Russia – 1.5%
Gazprom OAO Via Gaz Capital SA (BB+/Ba1)
100,000	9.250	(e)	04/23/19	113,250
110,000	7.288		08/16/37	125,125
Sberbank of Russia Via SB Capital SA (NR/NR)(a)(d)
200,000	5.500		02/26/24	202,250
Severstal OAO Via Steel Capital SA (BBB-/Ba1)
100,000	6.700		10/25/17	103,250

				543,875

South Korea(b) – 1.0%
Kookmin Bank (A+/A1)
370,000	1.625		08/01/19	364,989

Turkey – 1.0%
Anadolu Efes Biracilik Ve Malt Sanayii AS (BBB-/Baa3)
200,000	3.375		11/01/22	177,500
Global Liman Isletmeleri (NR/B1)(d)
200,000	8.125		11/14/21	195,121

				372,621

United Arab Emirates – 1.7%
Dolphin Energy Ltd. (NR/A1)
138,928	5.888		06/15/19	145,006
210,000	5.500		12/15/21	231,000
Ruwais Power Co. PJSC (A-/A3)(b)
200,000	6.000		08/31/36	227,250

				603,256

GOLDMAN SACHS DYNAMIC EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Venezuela – 0.3%
Petroleos de Venezuela SA (CCC-/NR)
	$100,000	6.000%	05/16/24	$ 38,625
	150,000	6.000	11/15/26	57,638

				96,263

TOTAL CORPORATE OBLIGATIONS (Cost $11,132,961)				$11,254,864

Structured Notes(b) – 2.7%
Indonesia – 2.7%
Republic of Indonesia (Issuer JPMorgan Chase Bank NA) (NR/NR)
IDR	2,367,000,000	8.375%	09/17/26	$ 180,083
	2,498,000,000	9.000	03/19/29	195,480
Republic of Indonesia (Issuer Standard Chartered Bank) (NR/NR)
	1,770,000,000	8.375	03/19/24	133,615
	1,026,000,000	9.000	03/19/29	80,289
	1,110,000,000	9.000	03/19/29	86,863
	4,000,000,000	8.750	05/19/31	309,695

TOTAL STRUCTURED NOTES (Cost $980,395)				$ 986,025

Municipal Debt Obligations(d) – 1.2%
Puerto Rico – 1.2%
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB (Senior Lien) Series 2008 A (CC/Caa3)
	$5,000	6.000%	07/01/44	$ 3,794
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB (Senior Lien) Series 2012 A (CC/Caa3)
	5,000	5.125	07/01/37	3,738
	20,000	5.250	07/01/42	15,000
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB (Senior Lien) Series 2012 D (CC/Caa3)
	5,000	5.000	07/01/33	3,738
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2008 A (D/Caa3)
	20,000	5.500	07/01/32	12,450
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2011 E (D/Caa3)
	70,000	5.625	07/01/32	43,618
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2012 A (D/Caa3)
	15,000	5.500	07/01/26	9,375
	20,000	5.500	07/01/39	12,450
	25,000	5.000	07/01/41	15,062
Puerto Rico Commonwealth GO Bonds Series 2008 A (D/Caa3)
	15,000	5.375	07/01/33	9,300
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2010 A (CC/Ca)
	15,000	5.500	08/01/37	7,050
	55,000	5.375	08/01/39	25,850
	35,000	5.500	08/01/42	16,450
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2010 C (CC/Ca)
	5,000	5.000	08/01/35	2,350
	10,000	6.000	08/01/39	4,850
	345,000	5.250	08/01/41	162,150
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2011 A-1 (CC/Ca)
	75,000	5.000	08/01/43	35,250

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Debt Obligations(d)– (continued)
Puerto Rico – (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Unrefunded SubSeries 2009 A (CC/Ca)
$45,000	5.500%	08/01/28	$ 21,150
35,000	6.125	08/01/29	16,887

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $472,065)			$ 420,512

U.S. Treasury Obligations – 2.7%
United States Treasury Bond
$140,000	3.750%	11/15/43	$ 158,802
United States Treasury Note
840,000	2.000	12/31/21	843,083

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,013,850)			$ 1,001,885

Shares	Distribution Rate		Value
Investment Company – 1.5%
Goldman Sachs Financial Square Government Fund - Institutional Shares
548,262	0.450%		$ 548,262

TOTAL INVESTMENTS – 96.1% (Cost $35,982,027)			$35,086,299

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.9%			1,426,254

NET ASSETS – 100.0%			$36,512,553

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on December 31, 2016.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $6,616,190, which represents approximately 18.1% of net assets as of December 31, 2016.

(c)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(d)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(e)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect at December 31, 2016.

(f)	Pay-in-kind securities.

(g)	Security is currently in default and/or non-income producing.

Security ratings disclosed, if any, are obtained from by Standard & Poor’s/Moody’s Investor Service and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

GOLDMAN SACHS DYNAMIC EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Currency Abbreviations:
ARS	— Argentine Peso
BRL	— Brazilian Real
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
CNY	— Chinese Yuan Renminbi
COP	— Colombian Peso
CZK	— Czech Koruna
DOP	— Dominican Peso
EGP	— Egyptian Pound
EUR	— Euro
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
PEN	— Peruvian Nuevo Sol
PHP	— Philippine Peso
PLN	— Polish Zloty
RON	— New Romanian Leu
RUB	— Russian Ruble
SGD	— Singapore Dollar
THB	— Thai Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
EURO	— Euro Offered Rate
GO	— General Obligation
HIBOR	— Hong Kong Interbank Offered Rate
JIBAR	— Johannesburg Interbank Agreed Rate
KWCDC	— South Korean Won Certificate of Deposit
LLC	— Limited Liability Company
MTN	— Medium Term Note
NR	— Not Rated
PLC	— Public Limited Company
PRIBOR	— Prague Interbank Offered Rate
RB	— Revenue Bond
TIIE	— La Tasa de Interbank Equilibrium Interest Rate
WIBOR	— Warsaw Interbank Offered Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS DYNAMIC EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2016, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

Bank of America Securities LLC	BRL	223,591	USD	64,868	$68,616	01/04/17	$3,748
	CZK	2,830,538	EUR	105,000	111,582	06/21/17	66
	RUB	53,151,857	USD	816,841	859,544	01/26/17	42,703
	USD	39,806	ARS	623,367	39,176	01/03/17	630
	USD	153,040	ARS	2,448,637	151,788	01/18/17	1,252
	USD	99,440	TWD	3,141,797	96,984	01/13/17	2,456
	USD	194,000	TWD	6,184,157	190,777	01/20/17	3,223
	USD	511,764	ZAR	7,073,598	507,838	03/15/17	3,926
BNP Paribas SA	ARS	2,260,029	USD	138,313	140,224	01/17/17	1,911
	BRL	2,733,675	USD	795,378	838,915	01/04/17	43,537
	HUF	200,966,546	USD	680,896	685,414	03/16/17	4,518
	USD	76,710	ARS	1,249,601	75,514	02/24/17	1,196
	USD	49,696	ARS	837,374	49,391	04/03/17	305
	USD	282,319	KRW	322,743,756	267,334	01/13/17	14,984
	USD	188,911	KRW	221,959,852	183,846	01/19/17	5,065
	USD	192,113	KRW	227,702,310	188,584	02/09/17	3,529
	USD	70,400	MYR	311,456	69,410	01/12/17	990
Citibank NA	CZK	5,674,200	EUR	210,545	223,681	06/21/17	69
	EUR	251,828	CZK	6,776,698	267,457	06/21/17	314
	INR	25,648,119	USD	376,238	376,293	01/30/17	55
	RUB	11,985,427	USD	192,000	193,822	01/26/17	1,822
	USD	39,961	ARS	626,234	39,356	01/03/17	605
	USD	97,000	IDR	1,298,151,000	96,011	01/12/17	989
	USD	109,767	ILS	418,207	108,798	03/15/17	969
	USD	373,725	KRW	437,463,701	362,345	01/19/17	11,380
	USD	988,158	TWD	31,453,066	970,305	01/20/17	17,853
Credit Suisse International (London)	USD	43,000	CLP	28,343,880	42,256	01/19/17	744
	USD	194,000	RUB	11,909,040	192,587	01/26/17	1,413
Deutsche Bank AG (London)	INR	1,567,499	USD	22,950	22,990	02/03/17	40
	ZAR	828,368	USD	58,000	59,471	03/15/17	1,471
HSBC Bank PLC	BRL	336,434	USD	97,000	103,245	01/04/17	6,245
	USD	327,665	CNH	2,289,888	321,964	03/15/17	5,701
	USD	129,934	CNH	924,348	129,595	04/05/17	339
	USD	205,548	IDR	2,722,483,920	201,354	01/12/17	4,194
	USD	97,000	KRW	113,168,930	93,740	01/13/17	3,260
	USD	193,000	TWD	6,136,613	189,431	01/13/17	3,569
JPMorgan Morgan Chase Bank (London)	MYR	533,194	USD	118,435	118,826	01/12/17	391
	MYR	189,656	USD	42,221	42,238	01/19/17	17
	USD	97,000	CNH	680,245	95,644	03/15/17	1,356
	USD	113,000	KRW	135,745,092	112,428	01/31/17	572
	USD	199,275	MYR	893,510	199,196	01/03/17	78
	USD	184,583	MYR	818,747	182,464	01/12/17	2,118
	USD	195,000	MYR	864,630	192,596	01/17/17	2,404
	ZAR	555,770	USD	39,000	39,901	03/15/17	901
KeyBank NA	USD	85,743	CNH	598,915	85,219	01/20/17	524
Morgan Stanley & Co.	BRL	656,433	USD	192,242	201,447	01/04/17	9,206
	MYR	893,510	USD	199,000	199,196	01/03/17	196
	PLN	406,424	EUR	91,000	96,995	03/15/17	838
	RON	1,807,213	USD	419,045	419,933	03/15/17	888
	RUB	12,324,155	USD	190,827	199,299	01/26/17	8,472
	TRY	180,317	USD	50,254	50,306	03/15/17	52
	USD	97,000	IDR	1,312,895,000	96,909	01/27/17	91
	USD	48,154	INR	3,262,895	47,871	01/30/17	283
	USD	85,603	KRW	101,032,265	83,684	01/19/17	1,919

GOLDMAN SACHS DYNAMIC EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

Morgan Stanley & Co. (continued)	USD	121,646	MXN	2,537,237	$121,170	03/15/17	$476
	USD	51,648	PLN	215,000	51,311	03/15/17	338
	USD	97,000	RUB	5,967,375	96,501	01/26/17	499
	USD	36,294	TRY	128,094	35,737	03/15/17	558
	USD	522,242	TWD	16,414,585	506,699	01/13/17	15,542
	USD	69,000	ZAR	959,478	68,884	03/15/17	116
Royal Bank of Scotland PLC	ARS	101,388	USD	6,287	6,354	01/06/17	67
	CLP	29,389,866	USD	43,690	43,816	01/19/17	126
	USD	97,000	KRW	113,421,218	93,945	01/19/17	3,055
	USD	487,502	MXN	10,085,561	481,654	03/15/17	5,848
	USD	97,000	TRY	347,316	96,897	03/15/17	103
Standard Chartered Bank	BRL	1,429,290	USD	425,644	434,847	02/02/17	9,204
	USD	94,257	CNH	660,031	93,817	01/23/17	440
	USD	193,211	CNH	1,352,242	190,129	03/15/17	3,082
	USD	96,000	KRW	112,060,992	92,822	01/13/17	3,178
	USD	195,000	SGD	280,839	193,855	03/15/17	1,145
State Street Bank (London)	EUR	20,740	CZK	554,422	22,027	06/21/17	171
	USD	98,000	KRW	114,445,380	94,797	01/13/17	3,203
	USD	92,160	KRW	107,734,689	89,235	01/19/17	2,925
UBS AG (London)	HUF	45,257,180	EUR	144,832	154,353	03/16/17	1,305
	INR	2,353,911	USD	34,558	34,619	01/09/17	61
	PHP	13,403,744	USD	268,639	269,403	01/19/17	764
	RUB	4,565,051	USD	70,048	73,824	01/26/17	3,775
	USD	186,266	KRW	216,648,782	179,454	01/13/17	6,812
	USD	454,754	KRW	537,301,949	445,039	01/19/17	9,715
	USD	39,000	TWD	1,235,130	38,127	01/13/17	873
	USD	451,750	TWD	14,402,169	445,981	06/20/17	5,770
Westpac Banking Corp.	USD	405,552	SGD	577,285	398,484	03/15/17	7,069

TOTAL							$311,597

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

Bank of America Securities LLC	COP	106,771,131	USD	35,472	$35,374	01/26/17	$(98)
	MXN	12,968,993	USD	633,406	619,358	03/15/17	(14,049)
	USD	264,625	BRL	896,989	275,269	01/04/17	(10,644)
	USD	322,408	HUF	95,142,635	324,492	03/16/17	(2,084)
BNP Paribas SA	ARS	1,249,601	USD	80,103	78,532	01/03/17	(1,571)
	CNH	1,351,994	USD	191,810	190,094	03/15/17	(1,716)
	EUR	97,880	HUF	30,381,586	103,433	03/16/17	(186)
	IDR	2,044,117,245	USD	154,975	151,242	01/09/17	(3,733)
	KRW	118,671,457	USD	100,328	98,294	01/19/17	(2,034)
Citibank NA	CZK	6,736,910	EUR	251,828	269,557	11/21/17	(248)
	CZK	978,701	USD	38,870	38,277	03/15/17	(593)
	EGP	584,151	USD	30,584	30,033	11/29/17	(550)
	IDR	5,135,030,420	USD	389,756	379,784	01/12/17	(9,971)
	IDR	521,430,000	USD	39,000	38,539	01/17/17	(461)
	MXN	17,863,223	USD	871,389	853,090	03/15/17	(18,299)
	RUB	11,969,558	USD	194,000	193,565	01/26/17	(435)
	TWD	3,126,698	USD	97,000	96,456	01/20/17	(544)
	USD	194,760	INR	13,282,662	194,875	01/30/17	(114)
	USD	39,000	ZAR	552,412	39,660	03/15/17	(660)
	ZAR	540,645	USD	39,000	38,815	03/15/17	(185)
Credit Suisse International (London)	COP	115,644,573	USD	38,737	38,389	01/17/17	(348)
	RUB	5,950,572	USD	97,000	96,230	01/26/17	(770)
	USD	236,284	PEN	814,000	240,784	02/23/17	(4,500)
Deutsche Bank AG (London)	CLP	958,297	USD	1,430	1,429	01/19/17	(2)
	USD	278,414	CLP	189,343,537	282,282	01/19/17	(3,868)
	USD	324,504	THB	11,644,169	325,121	01/13/17	(617)
HSBC Bank PLC	CNH	677,650	USD	96,000	95,279	03/15/17	(721)
	CNY	598,915	USD	85,743	85,428	01/20/17	(315)
	CNY	924,218	USD	129,934	129,744	04/05/17	(190)
	IDR	1,834,149,650	USD	137,451	135,653	01/12/17	(1,798)
	KRW	61,029,813	USD	51,000	50,550	01/20/17	(450)
	MXN	1,051,657	USD	50,832	50,224	03/15/17	(608)
	TWD	6,187,348	USD	193,000	190,996	01/13/17	(2,004)

GOLDMAN SACHS DYNAMIC EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

JPMorgan Morgan Chase Bank (London)	CNH	1,347,000	USD	190,114	$189,392	03/15/17	$(723)
	EUR	93,000	PLN	416,333	98,270	03/15/17	(1,090)
	IDR	1,298,492,440	USD	97,000	95,973	01/17/17	(1,027)
	KRW	233,948,480	USD	194,000	193,776	01/19/17	(224)
	KRW	115,685,207	USD	97,000	95,820	01/20/17	(1,180)
	MYR	893,716	USD	199,157	199,075	01/17/17	(83)
	USD	96,000	PHP	4,824,823	96,975	01/19/17	(975)
Morgan Stanley & Co.	BRL	330,458	USD	100,756	100,539	02/02/17	(217)
	CZK	2,177,810	EUR	81,482	86,617	09/21/17	(363)
	CZK	2,386,602	EUR	89,226	95,493	11/21/17	(102)
	CZK	2,403,037	EUR	89,783	96,160	11/22/17	(38)
	EUR	93,000	PLN	412,697	98,270	03/15/17	(221)
	EUR	35,991	USD	38,473	38,030	03/15/17	(443)
	TRY	1,176,721	USD	329,785	328,290	03/15/17	(1,495)
	TWD	3,068,160	USD	96,000	94,651	01/20/17	(1,349)
	USD	291,000	BRL	977,987	300,126	01/04/17	(9,126)
	USD	584,000	RUB	36,864,936	596,159	01/26/17	(12,159)
Royal Bank of Canada	USD	194,000	BRL	645,867	198,205	01/04/17	(4,205)
Royal Bank of Scotland PLC	MXN	11,830,920	USD	577,414	565,007	03/15/17	(12,407)
	USD	56,656	PLN	238,014	56,803	03/15/17	(146)
Standard Chartered Bank	CNH	682,269	USD	97,000	95,929	03/15/17	(1,071)
	CNY	659,607	USD	94,257	93,983	01/23/17	(273)
	KRW	116,564,900	USD	97,000	96,542	01/31/17	(458)
	TRY	2,150,607	USD	605,515	599,992	03/15/17	(5,523)
	TWD	3,101,575	USD	97,000	95,690	01/19/17	(1,310)
	USD	429,345	BRL	1,429,290	438,623	01/04/17	(9,278)
State Street Bank (London)	CZK	2,837,100	EUR	105,744	111,841	06/21/17	(466)
	CZK	6,437,035	EUR	240,827	255,992	09/20/17	(1,069)
UBS AG (London)	CZK	2,828,700	EUR	105,000	111,510	06/21/17	(8)
	EUR	94,000	HUF	29,587,534	99,333	03/16/17	(1,578)
	IDR	2,574,267,845	USD	192,541	190,392	01/12/17	(2,149)
	IDR	473,569,575	USD	35,513	35,002	01/17/17	(511)
	INR	10,992,051	USD	161,719	161,268	01/30/17	(451)
	KRW	236,362,695	USD	200,139	195,775	01/19/17	(4,364)
	MYR	2,071,298	USD	469,363	461,738	01/09/17	(7,624)
	MYR	889,050	USD	200,056	197,997	01/19/17	(2,059)
	TWD	3,082,502	USD	96,000	95,093	01/20/17	(907)
	USD	354,521	CZK	9,192,726	359,524	03/15/17	(5,003)
	USD	202,865	INR	13,837,399	203,013	01/30/17	(149)
	USD	101,709	PHP	5,084,955	102,203	01/19/17	(494)
Westpac Banking Corp.	MYR	1,116,571	USD	252,532	248,836	01/12/17	(3,696)
	TWD	1,332,161	USD	41,978	41,096	01/20/17	(879)
	USD	2,210,714	EUR	2,106,937	2,226,336	03/15/17	(15,620)

TOTAL							$(196,879)

FUTURES CONTRACTS — At December 31, 2016, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Ultra Long U.S. Treasury Bonds	2	March 2017	$320,500	$2,196
Ultra 10 Year U.S. Treasury Notes	2	March 2017	268,125	(1,225)
30 Day Federal Funds	(7)	April 2017	(2,896,190)	177
2 Year U.S. Treasury Notes	1	March 2017	216,688	549
10 Year U.S. Treasury Notes	1	March 2017	124,281	1,139

TOTAL				$2,836

GOLDMAN SACHS DYNAMIC EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At December 31, 2016, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

Counterparty	Notional Amount (000s)		Termination Date	Payments Received	Payments Made	Unrealized Gain (Loss)*

Bank of America Securities LLC	COP	879,470	07/06/17	Colombia IBR Overnight Interbank	7.170%	$(522)
		1,180	01/02/18	13.962%	1 month Brazilian Interbank Deposit Average	6,544
	KRW	317,770	08/12/18	1.205	3 month KWCDC	(1,327)
	BRL	460	01/04/21	11.910	1 month Brazilian Interbank Deposit Average	2,461
		1,040	01/04/21	11.763	1 month Brazilian Interbank Deposit Average	4,395
		1,160	01/04/21	11.704	1 month Brazilian Interbank Deposit Average	4,245
		1,810	01/04/21	11.980	1 month Brazilian Interbank Deposit Average	10,382
		680	03/03/26	6.930	Mexico Interbank TIIE 28 Days	(2,110)
Barclays Bank PLC	BRL	440	01/06/17	12.190	1 month Brazilian Interbank Deposit Average	(2,300)
Citibank NA		980	01/06/17	11.455	1 month Brazilian Interbank Deposit Average	(11,662)
	COP	2,442,740	06/13/17	Colombia IBR Overnight Interbank	7.220	(194)
		320	01/02/18	14.460	1 month Brazilian Interbank Deposit Average	2,660
	THB	15,090	04/11/19	1.523	6 month Thai Reuters	(2,082)
		6,390	02/04/21	1.903	6 month Thai Reuters	(882)
	THB	2,790	02/15/21	1.815	6 month Thai Reuters	(696)
Credit Suisse International (London)	BRL	170	01/02/18	11.120	1 month Brazilian Interbank Deposit Average	(2,361)
		300	01/02/18	11.960	1 month Brazilian Interbank Deposit Average	(2,275)
		95,320	04/15/19	Colombia IBR Overnight Interbank	5.110	487
	THB	3,650	02/16/21	1.830	6 month Thai Reuters	(844)
Deutsche Bank AG	BRL	1,880	01/06/17	12.842	1 month Brazilian Interbank Deposit Average	(8,753)
		40	01/02/18	11.150	1 month Brazilian Interbank Deposit Average	(545)
		400	01/02/18	11.945	1 month Brazilian Interbank Deposit Average	(3,079)
		990	09/25/18	Mexico Interbank TIIE 28 Days	5.180	1,602
	BRL	1,540	01/02/19	11.992	1 month Brazilian Interbank Deposit Average	5,008

GOLDMAN SACHS DYNAMIC EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS (continued)

Counterparty	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Unrealized Gain (Loss)*

Deutsche Bank AG (continued)	BRL	300		01/04/21	11.797%	1 month Brazilian Interbank Deposit Average	$1,347
		570		01/02/23	12.270	1 month Brazilian Interbank Deposit Average	4,112
		700		01/02/23	1 month Brazilian Interbank Deposit Average	13.602%	(14,154)
		150		01/02/25	1 month Brazilian Interbank Deposit Average	12.340	(1,101)
	MXN	3,740	(a)	02/15/29	9.625	Mexico Interbank TIIE 28 Days	4,313
JPMorgan Securities, Inc.		1,520		01/06/17	1 month Brazilian Interbank Deposit Average	12.290	11,581
	THB	9,510		04/19/19	1.554	6 month Thai Reuters	(1,136)
		67,690		04/22/19	Colombia IBR Overnight Interbank	5.190	314
Morgan Stanley & Co. International	COP	3,416,420		04/07/17	Colombia IBR Overnight Interbank	7.340	(849)
		1,627,590		04/20/17	Colombia IBR Overnight Interbank	7.230	(276)
	BRL	660		01/04/21	1 month Brazilian Interbank Deposit Average	11.742	(2,777)
Morgan Stanley & Co. International PLC	COP	2,556,420		03/27/17	Columbia IBR Overnight Interbank	7.340	(513)
		1,988,090		04/03/17	Columbia IBR Overnight Interbank	7.360	(4,032)
		2,497,070		08/01/17	7.339	Columbia IBR Overnight Interbank	2,355
		443,180		02/03/19	1.461	3 month KWCDC	(387)
	ZAR	6,350		07/23/20	7.490	3 month JIBAR	(1,901)
	BRL	150		01/04/21	1 month Brazilian Interbank Deposit Average	11.410	996

TOTAL							$(3,956)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2016.

*	There are no upfront payments on the swap contracts (s), therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

				Rates Exchanged		Market Value
Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

EUR	260	(a)	03/15/19	6 month EURO	0.000%	$(690)	$(105)
	1,120		06/13/19	7.640%	3 month JIBAR	1	269
ZAR	350		09/05/19	7.280	3 month JIBAR	(1)	(149)
	2,400		09/08/19	7.310	3 month JIBAR	(5)	(900)
MXN	9,370	(a)	03/11/20	5.250	Mexico Interbank TIIE 28 Days	(14,851)	(12,620)
	1,450	(a)	03/09/22	Mexico Interbank TIIE 28 Days	5.500	3,277	3,151
PLN	2,840	(a)	03/15/22	1.820	6 month WIBOR	(1,269)	(17,229)
HKD	2,420	(a)	03/15/22	3 month HIBOR	2.500	486	(2,142)

GOLDMAN SACHS DYNAMIC EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

				Rates Exchanged		Market Value
Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

EUR	210	(a)	03/15/22	6 month EURO	0.000%	$2,239	$(993)
MXN	9,300	(a)	03/06/24	5.750%	Mexico Interbank TIIE 28 Days	(5,807)	(45,237)
ZAR	750		03/14/24	3 month JIBAR	8.550	1	(1,423)
EUR	190	(a)	03/15/24	6 month EURO	0.250	2,702	(1,231)
	690		12/18/24	3 month JIBAR	7.890	—	798
	1,060		01/24/25	Mexico Interbank TIIE 28 Days	5.660	1	6,861
CZK	29,000		12/21/26	6 month PRIBOR	0.475	1,254	45,331
MXN	12,480	(a)	03/03/27	6.000	Mexico Interbank TIIE 28 Days	(29,722)	(55,605)
EUR	250	(a)	03/15/27	6 month EURO	0.750	3,399	(4,767)
	70	(a)	03/15/37	6 month EURO	1.250	111	(900)
	80	(a)	03/15/47	6 month EURO	1.250	2,096	(2,168)

TOTAL						$(36,778)	$(89,059)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2016.

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at December 31, 2016(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Purchased:
Bank of America Securities LLC	People’s Republic of China, 4.250%, 10/28/17	$30	(1.000)%	06/20/19	0.648%	$(88)	$(179)
	People’s Republic of China 7.500% 10/28/27	100	(1.000)	12/20/20	0.965(b)	1,193	(1,359)
	People’s Republic of China 7.500% 10/28/27	100	(1.000)	12/20/20	0.965(b)	266	(432)
	People’s Republic of China 7.500% 10/28/27	130	(1.000)	06/20/21	1.081(b)	1,081	(1,007)
		10	(1.000)	12/20/21	2.664	799	(47)
Barclays Bank PLC	People’s Republic of China, 4.250%, 10/28/17	30	(1.000)	03/20/19	0.590	(58)	(223)
	People’s Republic of China 7.500% 10/28/27	150	(1.000)	06/20/21	1.081(b)	648	(183)
Citibank NA	People’s Republic of China, 4.250%, 10/28/17	480	(1.000)	03/20/19	0.590	(964)	(3,512)
	People’s Republic of China, 4.250%, 10/28/17	850	(1.000)	06/20/19	0.648(b)	(3,158)	(4,420)
	People’s Republic of China 7.500% 10/28/27	1,550	(1.000)	12/20/20	0.965(b)	9,497	(12,249)
	People’s Republic of China 7.500% 10/28/27	1,040	(1.000)	06/20/21	1.081(b)	7,330	(5,652)
		30	(1.000)	12/20/21	2.664	2,368	(111)
Deutsche Bank AG	People’s Republic of China 7.500% 10/28/27	180	(1.000)	12/20/20	0.965	1,312	(1,611)
	People’s Republic of China 7.500% 10/28/27	230	(1.000)	06/20/21	1.081(b)	588	125
		50	(1.000)	12/20/21	2.664	3,974	(213)
JPMorgan Securities, Inc.	People’s Republic of China, 4.250%, 10/28/17	30	(1.000)	03/20/19	0.590	(49)	(232)
	People’s Republic of China, 4.250%, 10/28/17	170	(1.000)	06/20/19	0.648(b)	(486)	(1,031)
	People’s Republic of China 7.500% 10/28/27	590	(1.000)	12/20/20	0.965(b)	3,446	(4,703)
	People’s Republic of China 7.500% 10/28/27	300	(1.000)	06/20/21	1.081(b)	1,125	(928)
Morgan Stanley & Co. International		30	(1.000)	12/20/21	2.664	2,332	(75)

TOTAL						$31,156	$(38,042)

GOLDMAN SACHS DYNAMIC EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS (continued)

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at December 31, 2016(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Sold:
Barclays Bank PLC	Republic of Colombia, 10.375%, 01/28/33	$300	1.000%	12/20/19	1.002%	$(7,393)	$7,476
	Republic of South Africa, 5.500%, 03/09/20	90	1.000	12/20/20	1.712	(7,752)	5,356
Citibank NA	Republic of Chile, 3.875%, 08/05/20	20	1.000	12/20/20	0.667	(231)	494
Deutsche Bank AG	Republic of Brazil, 4.250%, 1/07/25	90	1.000	12/20/20	2.216	(11,222)	7,158

TOTAL						$(26,598)	$20,484

TOTAL						$4,558	$(17,558)

(b)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

TAX INFORMATION — At December 31, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$36,093,948

Gross unrealized gain	987,688
Gross unrealized loss	(1,995,337)

Net unrealized security loss	$(1,007,649)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments

December 31, 2016 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – 60.6%
Albania – 0.1%
Republic of Albania (B+/B1)
EUR	1,470,000	5.750%		11/12/20	$ 1,686,662

Angola – 0.6%
Republic of Angola (NR/B1)
	$9,720,000	9.500		11/12/25	9,391,950

Argentina – 4.4%
Provincia de Buenos Aires (B-/B3)(a)
EUR	270,000	3.000		05/01/20	268,584
Republic of Argentina (NR/NR)
ARS	63,960,000	16.000		10/17/23	3,854,722
	133,340,000	15.500		10/17/26	8,086,844
Republic of Argentina (B-/NR)
	10,350,000	24.255	(b)	10/09/17	648,611
EUR	10,609,760	7.820		12/31/33	10,699,296
	$4,696,827	8.280		12/31/33	4,908,185
EUR	15,295,341	0.000	(b)	12/15/35	1,477,234
Republic of Argentina (B-/B3)
	$6,450,000	6.875	(c)	04/22/21	6,875,700
	1,770,000	6.875		04/22/21	1,886,820
	10,690,000	7.500	(c)	04/22/26	11,197,775
	6,310,000	7.500		04/22/26	6,609,725
	1,720,000	6.625	(c)	07/06/28	1,689,900
	308,448	8.280		12/31/33	331,582
	6,960,000	7.125	(c)	07/06/36	6,605,040
	4,860,000	7.125		07/06/36	4,612,140
	5,900,000	2.500	(a)	12/31/38	3,637,350

					73,389,508

Armenia – 0.1%
Republic of Armenia (NR/B1)
	1,270,000	6.000		09/30/20	1,311,275
	1,120,000	7.150		03/26/25	1,176,000

					2,487,275

Belize(a)(c) – 0.1%
Government of Belize (CC/Caa2)
	2,446,500	5.000		02/20/38	1,003,065

Bermuda(c)(d) – 0.2%
Bermuda Government Bond (A+/A2)
	4,600,000	3.717		01/25/27	4,347,000

Brazil – 1.2%
Brazil Letras do Tesouro Nacional (BB/NR)(e)
BRL	7,196,000	0.000		01/01/18	1,983,405
Brazil Notas do Tesouro Nacional (BB/Ba2)
	1,404,000	10.000		01/01/25	400,248
	4,351,000	10.000		01/01/27	1,231,510
	7,265,632	6.000		08/15/40	2,314,400
Federal Republic of Brazil (BB/Ba2)
	$12,120,000	2.625		01/05/23	10,786,800
	1,830,000	6.000	(f)	04/07/26	1,896,338
	2,000,000	5.000		01/27/45	1,615,000

					20,227,701

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – (continued)
Bulgaria – 1.7%
Republic of Bulgaria (BB+/Baa2)
EUR	610,000	4.250%		07/09/17	$ 656,645
	5,360,000	1.875		03/21/23	5,903,158
	3,860,000	2.950		09/03/24	4,449,238
	5,960,000	3.000		03/21/28	6,689,435
	9,690,000	3.125		03/26/35	10,136,431

					27,834,907

Cameroon – 0.1%
Republic of Cameroon (B/NR)
	$1,170,000	9.500		11/19/25	1,257,750

Chile – 0.4%
Republic of Chile (AA-/Aa3)
	6,110,000	3.125		01/21/26	6,041,263

Colombia – 2.0%
Republic of Colombia (BBB/Baa2)
	2,090,000	7.375		03/18/19	2,319,900
	11,920,000	2.625	(d)	03/15/23	11,219,700
	7,250,000	4.000	(d)	02/26/24	7,313,438
	3,340,000	4.500	(d)(f)	01/28/26	3,440,200
EUR	7,120,000	3.875	(d)	03/22/26	8,281,832
	$1,530,000	6.125		01/18/41	1,652,400

					34,227,470

Costa Rica – 1.3%
Republic of Costa Rica (BB-/Ba1)
	390,000	9.995		08/01/20	458,738
	3,500,000	5.625	(c)	04/30/43	2,751,875
	3,270,000	5.625		04/30/43	2,571,037
	12,430,000	7.158	(c)	03/12/45	11,513,287
	5,100,000	7.158		03/12/45	4,723,875

					22,018,812

Croatia – 0.8%
Republic of Croatia (BB/Ba2)
	10,087,000	6.250		04/27/17	10,238,305
EUR	1,240,000	5.875		07/09/18	1,416,236
	1,157,000	3.875		05/30/22	1,309,260

					12,963,801

Dominican Republic – 4.5%
Dominican Republic (NR/NR)
DOP	20,700,000	16.000		07/10/20	522,089
	13,900,000	11.500		05/10/24	313,331
	8,900,000	18.500	(c)	02/04/28	269,602
	134,200,000	11.375		07/06/29	2,938,240
Dominican Republic (BB-/B1)
	$1,016,468	9.040		01/23/18	1,049,504
	1,250,000	6.600		01/28/24	1,300,000
	12,530,000	5.875		04/18/24	12,530,000
	14,342,000	5.500		01/27/25	13,804,175
	1,860,000	6.875	(c)	01/29/26	1,929,750
	4,140,000	6.875		01/29/26	4,295,250
	1,500,000	8.625		04/20/27	1,685,625
	8,620,000	7.450	(c)	04/30/44	8,673,875
	3,566,000	7.450		04/30/44	3,588,288
	17,730,000	6.850	(c)	01/27/45	16,777,012
	5,279,000	6.850		01/27/45	4,995,254

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – (continued)
Dominican Republic – (continued)
Dominican Republic International Bond (BB-/B1)
	$1,532,000	7.500%		05/06/21	$ 1,660,305

					76,332,300

Ecuador – 1.5%
Ecuador Government International Bond (B/NR)
	9,740,000	10.750		03/28/22	10,555,725
	10,324,000	7.950		06/20/24	9,859,420
	4,890,000	9.650	(c)	12/13/26	4,975,575

					25,390,720

El Salvador – 1.4%
El Salvador Government International Bond (B-/B3)
	1,550,000	7.375		12/01/19	1,596,500
	5,320,000	7.750	(g)	01/24/23	5,492,900
	4,049,000	5.875		01/30/25	3,689,651
	3,000,000	6.375		01/18/27	2,730,000
	3,870,000	8.250		04/10/32	3,908,700
	6,420,000	7.650		06/15/35	5,906,400
	330,000	7.625		02/01/41	297,000

					23,621,151

Gabon – 0.2%
Republic of Gabon (NR/NR)
	3,830,000	6.375		12/12/24	3,557,113

Ghana(c) – 0.3%
Republic of Ghana (NR/B1)
	4,290,000	10.750		10/14/30	5,078,288

Guatemala – 1.8%
Republic of Guatemala (BB/Ba1)
	3,300,000	5.750	(c)	06/06/22	3,526,875
	5,740,000	5.750		06/06/22	6,134,625
	6,440,000	4.500	(c)	05/03/26	6,182,400
	7,730,000	4.500		05/03/26	7,420,800
	7,720,000	4.875		02/13/28	7,440,150

					30,704,850

Honduras – 1.1%
Republic of Honduras (B+/B2)
	9,010,000	8.750	(c)	12/16/20	10,012,362
	6,018,000	8.750		12/16/20	6,687,502
	1,310,000	7.500	(c)	03/15/24	1,400,063
	1,128,000	7.500		03/15/24	1,205,550

					19,305,477

Hungary – 4.0%
Hungary Government Bond (BBB-/Baa3)
EUR	5,780,000	4.375		07/04/17	6,210,630
	$1,810,000	4.125		02/19/18	1,851,684
EUR	7,340,000	5.750		06/11/18	8,352,374
	$870,000	4.000		03/25/19	899,450
	28,770,000	6.250		01/29/20	31,512,644
	3,680,000	6.375		03/29/21	4,106,475
	3,830,000	5.375		02/21/23	4,130,732
	7,980,000	5.750		11/22/23	8,837,850

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – (continued)
Hungary – (continued)
Hungary Government Bond (BBB-/Baa3) – (continued)
	$440,000	7.625%		03/29/41	$ 613,250

					66,515,089

Indonesia – 8.4%
Perusahaan Penerbit SBSN (NR/Baa3)
	3,190,000	4.350		09/10/24	3,201,963
Perusahaan Penerbit SBSN (BB+/Baa3)
	360,000	3.300		11/21/22	353,700
	250,000	4.325	(c)	05/28/25	248,750
	3,449,000	4.325		05/28/25	3,431,755
	1,130,000	4.550	(c)	03/29/26	1,135,311
	1,110,000	4.550		03/29/26	1,115,217
Republic of Indonesia (NR/Baa3)(c)
	3,420,000	3.700		01/08/22	3,437,100
	7,540,000	4.350		01/08/27	7,568,275
	850,000	5.250		01/08/47	851,063
Republic of Indonesia (BB+/Baa3)
	2,970,000	6.875		01/17/18	3,118,500
	10,094,000	11.625		03/04/19	12,074,947
	8,785,000	5.875		03/13/20	9,586,631
	2,170,000	4.875		05/05/21	2,302,913
EUR	3,760,000	2.625	(c)	06/14/23	3,977,755
	$610,000	5.375		10/17/23	660,325
	24,054,000	5.875		01/15/24	26,519,535
	13,070,000	4.125		01/15/25	12,988,312
EUR	7,860,000	3.375		07/30/25	8,480,678
	$15,380,000	4.750	(c)	01/08/26	15,899,075
EUR	2,430,000	3.750	(c)	06/14/28	2,605,902
	1,790,000	3.750		06/14/28	1,919,574
	$330,000	6.625		02/17/37	381,975
	5,574,000	7.750		01/17/38	7,169,558
	7,949,000	5.250		01/17/42	7,998,681
	1,340,000	4.625		04/15/43	1,301,475
	1,560,000	6.750		01/15/44	1,883,700
	552,000	5.950		01/08/46	609,270

					140,821,940

Kenya – 0.4%
Republic of Kenya (B+/NR)
	720,000	6.875	(c)	06/24/24	680,400
	6,817,000	6.875		06/24/24	6,442,065

					7,122,465

Latvia – 0.2%
Republic of Latvia (A-/A3)
	2,723,000	5.250		02/22/17	2,735,757

Macedonia – 0.9%
Republic of Macedonia (BB-/NR)
EUR	4,530,000	4.875	(c)	12/01/20	5,000,804
	216,000	3.975		07/24/21	227,657
	5,640,000	5.625	(c)	07/26/23	6,125,179
	3,530,000	5.625		07/26/23	3,833,667

					15,187,307

Mexico – 1.0%
United Mexican States (NR/A3)
MXN	47,442,000	4.750		06/14/18	2,223,131

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – (continued)
Mexico – (continued)
United Mexican States (A/A3)
MXN	334,700	10.000%		12/05/24	$ 18,664
	4,382,200	7.500		06/03/27	210,399
	10,713,200	8.500		05/31/29	549,714
	29,883,600	7.750		11/23/34	1,428,358
United Mexican States (BBB+/A3)
	$3,170,000	4.000		10/02/23	3,177,925
	910,000	4.125		01/21/26	903,175
	2,118,000	4.750		03/08/44	1,930,027
	4,280,000	4.350		01/15/47	3,664,750
EUR	1,320,000	4.000		03/15/49	1,161,968
	$2,332,000	5.750		10/12/49	2,160,015

					17,428,126

Mongolia – 0.4%
Republic of Mongolia (B-/Caa1)
	1,010,000	10.875	(c)	04/06/21	1,056,713
	7,589,000	5.125		12/05/22	6,460,136

					7,516,849

Montenegro(c) – 0.1%
Republic of Montenegro (B+/B1)
EUR	1,360,000	3.875		03/18/20	1,415,499

Mozambique – 0.1%
Republic of Mozambique (NR/Caa3)
	$1,640,000	10.500		01/18/23	981,950

Nigeria – 0.4%
Republic of Nigeria (B/NR)
	493,000	6.750		01/28/21	497,314
	5,970,000	6.375		07/12/23	5,761,050

					6,258,364

Pakistan – 1.0%
Islamic Republic of Pakistan (NR/B3)
	3,720,000	8.250		09/30/25	4,073,400
Islamic Republic of Pakistan (B/B3)
	1,070,000	6.875	(c)	06/01/17	1,084,424
	1,830,000	6.875		06/01/17	1,854,668
	2,650,000	6.750	(c)	12/03/19	2,802,375
	560,000	8.250	(c)	04/15/24	605,094
	5,100,000	8.250		04/15/24	5,510,678
	380,000	7.875		03/31/36	365,180

					16,295,819

Panama – 0.1%
Panama Notas del Tesoro (BBB/NR)
	920,000	4.875		02/05/21	970,600

Paraguay – 1.6%
Republic of Paraguay (BB/Ba1)
	12,098,000	4.625		01/25/23	12,234,102
	3,930,000	5.000	(c)	04/15/26	3,969,300
	3,445,000	5.000		04/15/26	3,479,450
	6,500,000	6.100		08/11/44	6,508,125

					26,190,977

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – (continued)
Philippines – 0.2%
Republic of Philippines (BBB/Baa2)
	$1,260,000	9.875%		01/15/19	$ 1,466,325
	1,409,000	8.375		06/17/19	1,634,440

					3,100,765

Romania – 1.2%
Republic of Romania (BBB-/Baa3)
	3,780,000	6.750		02/07/22	4,304,475
	1,860,000	4.375		08/22/23	1,908,825
	5,370,000	4.875		01/22/24	5,678,775
EUR	4,910,000	2.875		05/26/28	5,310,648
	$3,050,000	6.125		01/22/44	3,549,437

					20,752,160

Russia – 1.8%
Russian Federation (BB+/Ba1)
	200,000	4.875		09/16/23	211,000
Russian Federation Bond (NR/NR)
	26,000,000	4.750		05/27/26	26,585,000
Russian Federation Bond (BB+/Ba1)(c)
	800,000	4.500		04/04/22	832,000
	2,000,000	4.875		09/16/23	2,110,000

					29,738,000

South Africa – 2.1%
Republic of South Africa (NR/Baa2)
	3,401,000	4.875		04/14/26	3,383,995
	8,510,000	4.300		10/12/28	7,893,025
Republic of South Africa (BBB-/Baa2)
	4,090,000	6.875		05/27/19	4,422,312
	170,000	5.500		03/09/20	179,988
	18,495,000	5.875	(f)	09/16/25	19,743,412

					35,622,732

Sri Lanka – 2.0%
Republic of Sri Lanka (B+/B1)
	1,180,000	6.000	(c)	01/14/19	1,209,500
	360,000	6.000		01/14/19	369,000
	1,260,000	6.250		10/04/20	1,291,500
	1,222,000	6.250	(c)	10/04/20	1,252,550
	7,814,000	6.250		07/27/21	7,911,675
	7,300,000	5.750	(c)	01/18/22	7,181,375
	7,600,000	6.850	(c)	11/03/25	7,495,500
	2,010,000	6.850		11/03/25	1,982,362
	4,530,000	6.825	(c)	07/18/26	4,462,050

					33,155,512

Suriname – 0.4%
Republic of Suriname (NR/B1)
	6,370,000	9.250	(c)	10/26/26	6,219,127
	280,000	9.250		10/26/26	273,368

					6,492,495

Turkey – 5.0%
Republic of Turkey (NR/Ba1)
	20,913,000	5.750		03/22/24	20,939,141
	4,546,000	4.250		04/14/26	4,028,893
	3,770,000	4.875		10/09/26	3,482,538
	6,030,000	4.875		04/16/43	4,846,613

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – (continued)
Turkey – (continued)
Republic of Turkey (NR/Ba1) – (continued)
$960,000	6.625%		02/17/45	$ 954,000
5,364,000	7.500		07/14/17	5,511,510
6,700,000	7.000		06/05/20	7,194,125
18,866,000	6.250		09/26/22	19,597,057
4,729,000	7.375		02/05/25	5,178,255
610,000	8.000		02/14/34	695,400
5,290,000	6.875		03/17/36	5,428,862
450,000	6.750		05/30/40	453,375
6,350,000	6.000		01/14/41	5,873,750

				84,183,519

Ukraine – 0.2%
Ukraine Government Bond (B-/NR)(b)(c)
3,074,000	0.000		05/31/40	922,200
Ukraine Government Bond (B-/Caa3)
1,769,000	7.750	(c)	09/01/20	1,748,657
720,000	7.750		09/01/21	702,000

				3,372,857

United Arab Emirates – 1.0%
Abu Dhabi Government International Bond (AA/NR)
8,910,000	2.125		05/03/21	8,742,937
7,890,000	3.125		05/03/26	7,732,200

				16,475,137

Venezuela – 1.5%
Republic of Venezuela (CCC/Caa3)
5,510,000	7.750		10/13/19	3,071,825
9,991,000	9.000		05/07/23	4,795,680
19,451,600	8.250		10/13/24	8,996,365
9,850,000	7.650		04/21/25	4,457,125
9,068,000	9.250		05/07/28	4,239,290
80,000	9.375		01/13/34	37,800

				25,598,085

Vietnam(c) – 0.5%
Socialist Republic of Vietnam (BB-/B1)
7,980,000	6.750		01/29/20	8,648,325

Zambia – 2.3%
Republic of Zambia (B/NR)
8,432,000	5.375		09/20/22	7,641,500
7,920,000	8.500		04/14/24	7,741,800
4,660,000	8.970	(c)	07/30/27	4,578,450
18,270,000	8.970		07/30/27	17,950,275

				37,912,025

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,039,206,632)				$1,015,359,417

Foreign Debt Obligation – 0.0%
Supranational – 0.0%
Corporacion Andina de Fomento (AA-/Aa3)
$550,000	1.500%		08/08/17	$ 549,857
(Cost $550,603)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – 27.7%
Argentina – 0.3%
Cablevision SA (NR/B3)(d)
$1,600,000	6.500	%(c)	06/15/21	$ 1,628,000
1,210,000	6.500		06/15/21	1,231,175
YPF SA (NR/B3)
2,780,000	8.875		12/19/18	3,023,250

				5,882,425

Azerbaijan – 0.9%
State Oil Company of the Azerbaijan Republic (BB/Ba1)
13,860,000	4.750		03/13/23	13,461,525
State Oil Company of the Azerbaijan Republic (BB/NR)
1,040,000	6.950		03/18/30	1,085,500

				14,547,025

Brazil – 3.2%
Banco do Brasil SA (B-/B2)(b)(d)
8,360,000	9.000		06/29/49	7,868,850
Banco do Brasil SA (B-/NR)(b)(d)
3,410,000	6.250		10/29/49	2,489,300
Brazil Minas SPE via State of Minas Gerais (BB/NR)
12,200,000	5.333	(c)	02/15/28	11,376,500
597,000	5.333		02/15/28	556,703
Independencia International Ltd. (NR/NR)(c)(h)
1,028,340	12.000		12/30/16	—
Petrobras Global Finance BV (B+/B2)
5,830,000	5.750		01/20/20	5,873,725
8,010,000	4.875		03/17/20	7,889,850
6,700,000	5.375		01/27/21	6,515,750
10,010,000	8.375		05/23/21	10,783,773
Raizen Energy Finance Ltd. (BBB-/Ba1)
450,000	7.000		02/01/17	451,125

				53,805,576

Chile – 1.5%
Banco del Estado de Chile
2,420,000	4.125	(c)	10/07/20	2,519,825
1,660,000	3.875		02/08/22	1,699,425
970,000	3.875	(c)	02/08/22	993,037
Embotelladora Andina SA (BBB/NR)(c)
980,000	5.000		10/01/23	1,042,475
Engie Energia Chile SA (BBB/NR)
430,000	5.625		01/15/21	460,638
1,270,000	5.625	(c)	01/15/21	1,360,487
GNL Quintero SA (BBB/Baa2)
5,920,000	4.634	(c)	07/31/29	5,823,800
740,000	4.634		07/31/29	727,975
Itau CorpBanca (BBB+/A3)
4,071,000	3.875	(c)	09/22/19	4,188,041
690,000	3.875		09/22/19	709,838
Sociedad Quimica y Minera de Chile SA (BBB/Baa1)
793,000	3.625		04/03/23	750,793
3,991,000	4.375	(c)(d)	01/28/25	3,841,337
290,000	4.375	(d)	01/28/25	279,125

				24,396,796

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Colombia – 1.2%
Banco de Bogota SA (BBB-/Baa2)
	$4,324,000	5.000%		01/15/17	$ 4,324,000
	1,450,000	5.000	(c)	01/15/17	1,450,000
Banco de Bogota SA (NR/Ba2)(c)
	14,900,000	6.250		05/12/26	15,142,125

					20,916,125

Costa Rica – 0.7%
Banco de Costa Rica (NR/Ba1)
	4,870,000	5.250	(c)	08/12/18	4,906,525
	1,010,000	5.250		08/12/18	1,017,575
Banco Nacional de Costa Rica (NR/Ba1)
	3,000,000	4.875	(c)	11/01/18	3,018,750
	380,000	4.875		11/01/18	382,375
	3,270,000	6.250	(c)	11/01/23	3,274,087

					12,599,312

Dominican Republic(d) – 0.2%
Aeropuertos Dominicanos Siglo XXI SA (BB-/B1)
	3,932,000	9.750		11/13/19	4,094,195

Ecuador(b) – 0.2%
EP PetroEcuador via Noble Sovereign Funding I Ltd. (B/NR)
	2,619,737	6.627		09/24/19	2,645,934

Guatemala(d) – 0.2%
Central American Bottling Corp. (BB/Ba2)
	2,050,000	6.750	(c)	02/09/22	2,091,000
	604,000	6.750		02/09/22	616,080

					2,707,080

Hong Kong – 0.2%
China Unicom Ltd. (NR/NR)
CNH	8,770,000	4.000		04/16/17	1,244,515
Wharf Finance Ltd. (NR/NR)
	$1,980,000	4.625		02/08/17	1,984,835

					3,229,350

Hungary(c) – 0.2%
MFB Magyar Fejlesztesi Bank Zrt (NR/Baa3)
	2,510,000	6.250		10/21/20	2,766,171

India(c)(d) – 0.2%
Greenko Investment Co. (B+/NR)
	4,260,000	4.875		08/16/23	4,004,400

Indonesia – 0.3%
Listrindo Capital BV (BB/Ba2)(c)(d)
	3,450,000	4.950		09/14/26	3,346,500
Perusahaan Gas Negara Persero Tbk PT (BB+/Baa3)
	1,940,000	5.125		05/16/24	1,986,075

					5,332,575

Ireland – 0.3%
MTS International Funding Ltd. (BB+/Ba1)
	2,943,000	5.000		05/30/23	3,009,217
Phosagro OAO via Phosagro Bond Funding DAC (NR/Ba1)
	2,250,000	4.204	(c)	02/13/18	2,272,500

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Ireland – (continued)
Phosagro OAO via Phosagro Bond Funding DAC (NR/Ba1) – (continued)
	$240,000	4.204%		02/13/18	$ 242,400

					5,524,117

Israel – 0.4%
Delek & Avner Tamar Bond Ltd. (BBB-/Baa3)(c)
	1,200,000	3.839		12/30/18	1,219,500
Teva Pharmaceutical Finance Netherlands III BV (BBB/Baa2)
	4,490,000	1.400		07/20/18	4,453,389
	980,000	1.700		07/19/19	962,877

					6,635,766

Italy(d) – 1.0%
Wind Acquisition Finance SA (BB/Ba3)
EUR	150,000	4.000		07/15/20	160,977
Wind Acquisition Finance SA (B/Caa1)
	4,810,000	7.000		04/23/21	5,279,955
	$640,000	7.375	(c)	04/23/21	664,000
	9,744,000	7.375		04/23/21	10,109,400

					16,214,332

Ivory Coast – 0.5%
Agromercantil Senior Trust (BB/NR)(c)
	3,420,000	6.250		04/10/19	3,509,775
Comcel Trust via Comunicaciones Celulares SA (NR/Ba1)(d)
	4,390,000	6.875		02/06/24	4,422,925
Comunicaciones Celulares SA (NR/Ba1)(c)(d)
	810,000	6.875		02/06/24	816,075

					8,748,775

Jamaica(d) – 0.7%
Digicel Ltd. (NR/B1)
	4,200,000	6.000	(c)	04/15/21	3,759,000
	3,200,000	6.000		04/15/21	2,864,000
	4,500,000	6.750	(c)	03/01/23	4,027,500
	580,000	6.750		03/01/23	519,100

					11,169,600

Japan(c) – 0.3%
SoftBank Group Corp. (BB+/Ba1)
	2,050,000	4.500		04/15/20	2,101,250
Universal Entertainment Corp. (NR/NR)(d)(i)
	3,000,000	8.500		08/24/20	3,023,010

					5,124,260

Kazakhstan – 0.8%
Kazakhstan Temir Zholy Finance BV (BB-/Baa3)
	500,000	6.950		07/10/42	482,500
KazMunayGas National Co. JSC (BB/Baa3)
	11,640,000	9.125		07/02/18	12,629,400

					13,111,900

Luxembourg – 2.4%
Altice Financing SA (BB-/B1)(c)(d)
	400,000	6.500		01/15/22	417,000
	1,160,000	6.625		02/15/23	1,193,350
	1,700,000	7.500		05/15/26	1,759,500

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Luxembourg – (continued)
Gazprom Neft OAO Via GPN Capital SA (BB+/Ba1)(c)
	$7,987,000	6.000%		11/27/23	$ 8,456,236
Gazprom OAO Via Gaz Capital SA (BB+/Ba1)
	6,400,000	9.250	(g)	04/23/19	7,248,000
	10,860,000	7.288		08/16/37	12,353,250
MHP SA (B-/NR)
	1,420,000	8.250		04/02/20	1,361,425
Severstal OAO Via Steel Capital SA (BBB-/Ba1)
	3,300,000	6.700		10/25/17	3,407,250
Tupy Overseas SA (BB-/NR)(d)
	3,450,000	6.625	(c)	07/17/24	3,307,688
	759,000	6.625		07/17/24	727,691

					40,231,390

Mauritius(c) – 0.4%
MTN Mauritius Investment Ltd. (BB+/Baa3)
	6,120,000	6.500		10/13/26	5,967,000

Mexico – 5.4%
America Movil SAB de CV (A-/A2)
MXN	19,010,000	6.000		06/09/19	872,930
Cemex Finance LLC (B+/NR)(d)
EUR	3,950,000	4.625		06/15/24	4,282,708
Cemex SAB de CV (B+/NR)(c)(d)
	1,300,000	4.750		01/11/22	1,419,762
Corporacion Geo SA (NR/NR)
	$312,982	8.000		04/13/21	—
Gruma SAB de CV (BBB/NR)(c)(d)
	2,220,000	4.875		12/01/24	2,314,350
Grupo Cementos de Chihuahua SAB de CV (BB-/NR)(c)(d)
	710,000	8.125		02/08/20	736,625
Metalsa SA de CV (BB+/NR)(c)
	2,006,000	4.900		04/24/23	1,906,352
Petroleos Mexicanos (BBB+/Baa3)
	1,720,000	5.750		03/01/18	1,778,050
	1,640,000	5.500	(c)	02/04/19	1,703,550
	1,530,000	5.500		02/04/19	1,589,288
	1,630,000	3.500		07/23/20	1,599,437
	3,930,000	6.375	(c)	02/04/21	4,175,625
	3,509,000	6.375		02/04/21	3,728,312
	35,000	4.875		01/24/22	35,214
	2,610,000	5.375	(c)	03/13/22	2,672,588
	290,000	3.500		01/30/23	265,495
EUR	12,220,000	5.125		03/15/23	13,876,380
	$3,908,000	6.875	(c)	08/04/26	4,132,710
	20,121,000	6.875		08/04/26	21,277,957
	11,300,000	6.500	(c)	03/13/27	11,667,250
	606,000	5.500		06/27/44	504,313
	610,000	6.375		01/23/45	555,100
	330,000	5.625		01/23/46	274,313
	1,247,000	6.750	(c)	09/21/47	1,176,607
Sigma Alimentos SA de CV (BBB/Baa3)(c)(d)
	5,430,000	4.125		05/02/26	5,124,562
Trust F/1401 (NR/Baa2)(c)(d)
	500,000	5.250		01/30/26	476,250
	1,810,000	6.950		01/30/44	1,638,050

					89,783,778

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Netherlands – 1.1%
Greenko Dutch BV (B+/NR)(c)(d)
$3,830,000	8.000%		08/01/19	$ 4,047,213
IHS Netherlands Holdco BV (B+/Ba3)(c)(d)
10,130,000	9.500		10/27/21	10,269,287
Lukoil International Finance BV (BBB-/Ba1)
1,480,000	3.416		04/24/18	1,492,950
1,650,000	6.125		11/09/20	1,792,313
620,000	4.563		04/24/23	623,100
Majapahit Holding BV (BB/Baa3)
100,000	7.250		06/28/17	102,302

				18,327,165

Panama(c) – 0.0%
Autoridad Canal De Panam (A-/A2)
380,000	4.950		07/29/35	398,810

Paraguay – 0.5%
Banco Regional SAECA (BB-/Ba1)
4,670,000	8.125	(c)	01/24/19	4,938,525
905,000	8.125		01/24/19	957,037
Telefonica Celular del Paraguay SA (NR/Ba3)(d)
2,700,000	6.750		12/13/22	2,760,750

				8,656,312

Peru – 0.8%
Abengoa Transmision Sur SA (BBB/NR)(c)
5,149,164	6.875		04/30/43	5,275,319
Corp Financiera de Desarrollo SA (BBB+/NR)
2,478,000	4.750		02/08/22	2,589,510
Corp Lindley SA (BBB/NR)
3,560,000	6.750		11/23/21	3,978,300
1,630,000	6.750	(c)	11/23/21	1,821,525
120,000	4.625	(c)	04/12/23	121,200

				13,785,854

Philippines – 0.2%
Energy Development Corp. (NR/NR)
2,625,000	6.500		01/20/21	2,904,668

Russia(b)(d) – 0.3%
Sberbank of Russia Via SB Capital SA (NR/NR)
5,290,000	5.500		02/26/24	5,349,513

Singapore – 0.1%
China Resources Cement Holdings Ltd. (NR/Aa1)
1,240,000	2.125		10/05/17	1,239,597

South Africa – 0.3%
ZAR Sovereign Capital Fund Propriety Ltd. (BBB-/Baa2)
5,440,000	3.903		06/24/20	5,508,000

South Korea – 0.4%
Kookmin Bank (A+/A1)
790,000	1.625		07/14/17	788,914
6,480,000	1.625	(c)	08/01/19	6,392,236

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
South Korea – (continued)
Korea Southern Power Co. Ltd. (NR/Aa2)
	$240,000	1.875%	02/05/18	$ 239,399

				7,420,549

Turkey – 0.0%
Hazine Mustesarligi Varlik Kiralama AS (NR/Ba1)
	208,000	2.803	03/26/18	208,021

United Arab Emirates – 0.5%
Aabar Investments PJSC
EUR	100,000	1.000	03/27/22	80,107
Dolphin Energy Ltd. (NR/A1)
	$255,920	5.888	06/15/19	267,116
	3,580,000	5.500	12/15/21	3,938,000
Ruwais Power Co. PJSC (A-/A3)(c)
	3,700,000	6.000	08/31/36	4,204,125

				8,489,348

United States – 0.6%
Brazil Loan Trust 1 (BB/NR)(c)
	9,179,315	5.477	07/24/23	8,949,832
New Cotai LLC/New Cotai Capital Corp. (NR/NR)(c)(d)(i)
	1,404,976	10.625	05/01/19	1,053,732
The Bank of New York Mellon SA (D/NR)(h)
	400,000	9.625 (c)	05/02/21	—
	520,000	9.625	05/03/21	—

				10,003,564

Venezuela – 1.3%
Petroleos de Venezuela SA (CCC-/NR)
	790,000	9.000	11/17/21	415,737
	20,080,000	6.000	05/16/24	7,755,900
	35,105,000	6.000	11/15/26	13,489,096
	490,000	5.375	04/12/27	183,138
	380,000	5.500	04/12/37	140,600

				21,984,471

Vietnam(d) – 0.1%
Debt and Asset Trading Corp. (NR/NR)
	1,960,000	1.000	10/10/25	1,106,332

TOTAL CORPORATE OBLIGATIONS (Cost $470,834,475)				$ 464,820,086

Structured Note – 0.3%
Brazil – 0.3%
Notas do Tesouro Nacional Series B (Issuer HSBC Corp.) (NR/NR)
	$15,948,948	6.000%	08/15/40	$ 5,080,391
(Cost $8,541,908)

Municipal Debt Obligations – 1.0%
Puerto Rico – 1.0%
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB (Senior Lien) Series 2008 A (CC/Caa3)(d)
	$975,000	6.000%	07/01/44	$ 739,781
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB (Senior Lien) Series 2012 A (CC/Caa3)(d)
	305,000	5.125	07/01/37	227,987

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Debt Obligations – (continued)
Puerto Rico – (continued)
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB (Senior Lien) Series 2012 A (CC/Caa3)(d) – (continued)
$640,000	5.250%		07/01/42	$ 480,000
80,000	6.000		07/01/47	60,900
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB (Senior Lien) Series 2012 D (CC/Caa3)(d)
305,000	5.000		07/01/33	227,988
Puerto Rico Commonwealth GO Bonds Public Improvement Series 2006 A (D/Caa3)(d)
105,000	5.250		07/01/26	65,100
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2008 A (D/Caa3)(d)
135,000	5.500		07/01/32	84,038
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2009 B (D/Caa3)(d)
135,000	6.000		07/01/39	85,725
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2012 A (D/Caa3)
110,000	4.000		07/01/21	66,688
140,000	4.500	(d)	07/01/26	85,225
1,210,000	5.500	(d)	07/01/26	756,250
390,000	5.000	(d)	07/01/41	234,975
Puerto Rico Commonwealth GO Bonds Refunding Public Improvement Series 2009 B (D/Caa3)(d)
1,385,000	5.750		07/01/38	850,044
Puerto Rico Commonwealth GO Bonds Series 2008 A (D/Caa3)(d)
1,315,000	5.375		07/01/33	815,300
Puerto Rico Commonwealth GO Bonds Series 2014 A (D/Caa3)(d)
3,205,000	8.000		07/01/35	2,155,362
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2009 A (CC/Ca)(d)
4,600,000	5.500		08/01/22	2,162,000
4,210,000	5.250		08/01/27	1,978,700
340,000	6.750		08/01/32	170,003
2,990,000	5.750		08/01/37	1,405,300
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2010 A (CC/Ca)(d)
3,965,000	5.500		08/01/37	1,863,550
240,000	5.375		08/01/39	112,800
260,000	5.500		08/01/42	122,200
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2010 C (CC/Ca)(d)
70,000	5.000		08/01/35	32,900
25,000	5.375		08/01/36	11,750
1,620,000	5.500		08/01/40	761,400
1,435,000	5.250		08/01/41	674,450
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2011 A-1 (CC/Ca)(d)
755,000	5.000		08/01/43	354,850
140,000	5.250		08/01/43	65,800

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $22,393,252)				$ 16,651,066

U.S. Treasury Obligations – 4.4%
United States Treasury Bonds
$2,260,000	3.750%		11/15/43	$ 2,563,518
5,600,000	2.875	(j)	08/15/45	5,390,168
United States Treasury Note
43,210,000	2.000		12/31/21	43,368,579
United States Treasury Notes
4,310,000	0.875		05/31/18	4,301,725
5,290,000	1.625		06/30/20	5,292,222

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Treasury Obligations – (continued)
United States Treasury Notes – (continued)
$5,440,000	1.375%	04/30/21	$ 5,336,803
4,274,000	2.250	12/31/23	4,277,334
3,500,000	2.250	11/15/25	3,455,158

TOTAL U.S. TREASURY OBLIGATIONS (Cost $74,165,862)			$ 73,985,507

Shares	Distribution Rate		Value
Investment Company(b)(k) – 4.6%
Goldman Sachs Financial Square Government Fund - Institutional Shares
76,948,026	0.450%		$ 76,948,026
(Cost $76,948,026)

TOTAL INVESTMENTS – 98.6% (Cost $1,692,640,758)			$1,653,394,350

Principal Amount	Interest Rate (Paid) Received	Maturity Date	Value
Reverse Repurchase Agreements – (0.9)%
Citigroup Reverse Repurchase Agreement (NR/NR)
$(1,900,913)	(0.000)%	12/19/17	$ (1,900,913)
JPMorgan Chase & Co. Repurchase Agreement (NR/NR)
(3,452,725)	(0.100)	01/05/17	(3,452,725)
(3,452,725)	(0.100)	01/18/17	(3,452,725)
(3,491,302)	(0.500)	11/15/17	(3,491,302)
(3,452,725)	(0.100)	12/19/17	(3,452,725)

TOTAL REVERSE REPURCHASE AGREEMENTS (Cost $(15,750,390))			$ (15,750,390)

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.3%			39,115,548

NET ASSETS – 100.0%			$1,676,759,508

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on December 31, 2016.

(b)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on December 31, 2016.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $411,814,726, which represents approximately 24.6% of net assets as of December 31, 2016.

(d)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(e)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(f)	All or a portion of the security was pledged as collateral against open reverse repurchase agreements. As of December 31, 2016, the value of securities pledged amounted to $5,336,538.

(g)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect at December 31, 2016.

(h)	Security is currently in default and/or non-income producing.

(i)	Pay-in-kind securities.

(j)	A portion of this security is segregated as collateral for initial margin requirement on futures transactions.

(k)	Represents an Affiliated fund.

Security ratings disclosed, if any, are obtained from by Standard & Poor’s/Moody’s Investor Service and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Currency Abbreviations:
ARS	— Argentine Peso
BRL	— Brazilian Real
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
CNY	— Chinese Yuan Renminbi
COP	— Colombian Peso
CZK	— Czech Koruna
DOP	— Dominican Peso
EUR	— Euro
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
PHP	— Philippine Peso
PLN	— Polish Zloty
RUB	— Russian Ruble
SGD	— Singapore Dollar
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
EURO	— Euro Offered Rate
GO	— General Obligation
KLIBOR	— Kuala Lumpur Interbank Offered Rate
KWCDC	— South Korean Won Certificate of Deposit
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
NR	— Not Rated
PLC	— Public Limited Company
RB	— Revenue Bond
TIIE	— La Tasa de Interbank Equilibrium Interest Rate
WIBOR	— Warsaw Interbank Offered Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2016, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

Bank of America Securities LLC	BRL	32,580,897	USD	9,725,664	$9,998,478	01/04/17	$272,814
	CZK	63,404,040	EUR	2,352,000	2,499,436	06/21/17	1,463
	RUB	545,411,926	USD	8,381,926	8,820,117	01/26/17	438,191
	USD	14,429,215	MXN	298,537,565	14,356,130	01/20/17	73,085
	USD	2,843,163	TWD	89,829,738	2,772,941	01/13/17	70,222
	USD	5,486,000	TWD	174,877,771	5,394,855	01/20/17	91,145
Barclays Bank PLC	BRL	5,775,531	USD	1,684,000	1,772,404	01/04/17	88,404
	PHP	223,381,414	USD	4,481,521	4,489,765	01/19/17	8,244
	PLN	11,544,998	EUR	2,585,000	2,755,258	03/15/17	23,767
	USD	2,725,000	IDR	36,865,980,000	2,721,208	01/27/17	3,792
	USD	1,111,000	ZAR	15,419,532	1,107,021	03/15/17	3,979
BNP Paribas SA	ARS	8,584,812	USD	525,386	532,645	01/17/17	7,258
	BRL	7,192,777	USD	2,092,231	2,207,331	01/04/17	115,100
	PLN	153,092,151	USD	36,323,380	36,536,024	03/15/17	212,644
	USD	1,432,050	ARS	24,130,049	1,423,266	04/03/17	8,785
	USD	8,995,340	KRW	10,283,382,793	8,517,903	01/13/17	477,437
	USD	5,330,730	KRW	6,263,373,473	5,187,859	01/19/17	142,871
	USD	5,517,680	KRW	6,539,830,664	5,416,323	02/09/17	101,358
	USD	10,816,010	TRY	38,391,428	10,710,714	03/15/17	105,297
Citibank NA (London)	CZK	127,075,060	EUR	4,715,216	5,009,397	06/21/17	1,541
	EUR	5,698,053	CZK	153,334,613	6,051,692	06/21/17	7,124
	INR	628,257,949	USD	9,216,047	9,217,399	01/30/17	1,352
	RUB	340,336,193	USD	5,452,000	5,503,739	01/26/17	51,739
	USD	2,738,000	IDR	36,642,654,000	2,710,072	01/12/17	27,928
	USD	2,617,829	ILS	9,973,799	2,594,715	03/15/17	23,114
	USD	10,486,359	KRW	12,274,807,961	10,167,039	01/19/17	319,320
	USD	2,212,334	MXN	45,858,136	2,205,235	01/20/17	7,099
	USD	25,087,344	TWD	798,470,025	24,632,237	01/20/17	455,107
Credit Suisse International (London)	USD	1,205,000	CLP	794,287,800	1,184,159	01/19/17	20,841
	USD	5,444,000	RUB	334,189,064	5,404,331	01/26/17	39,669
Deutsche Bank AG (London)	ARS	16,859,718	USD	1,037,840	1,045,110	01/18/17	7,270
	INR	44,891,869	USD	657,275	658,422	02/03/17	1,147
	USD	1,098,500	ARS	17,579,076	1,077,942	01/31/17	20,558
	ZAR	23,508,501	USD	1,646,000	1,687,756	03/15/17	41,756
HSBC Bank PLC	BRL	9,735,771	USD	2,807,000	2,987,729	01/04/17	180,729
	USD	2,429,385	CNH	16,969,256	2,414,544	01/20/17	14,842
	USD	9,591,595	CNH	67,030,863	9,424,706	03/15/17	166,890
	USD	3,725,107	CNH	26,500,412	3,715,402	04/05/17	9,705
	USD	5,686,171	IDR	75,313,329,210	5,570,136	01/12/17	116,034
	USD	2,738,000	KRW	3,194,397,220	2,645,974	01/13/17	92,026
	USD	5,468,000	TWD	173,860,217	5,366,866	01/13/17	101,134
JPMorgan Chase Bank (London)	MYR	8,579,741	USD	1,905,770	1,912,059	01/12/17	6,289
	MYR	1,501,843	USD	334,337	334,470	01/19/17	133
	USD	2,738,000	CNH	19,201,129	2,699,726	03/15/17	38,274
	USD	3,501,000	KRW	4,205,695,284	3,483,266	01/31/17	17,734
	ZAR	15,490,294	USD	1,087,000	1,112,101	03/15/17	25,101
Morgan Stanley & Co. International PLC	BRL	16,278,518	USD	4,754,492	4,995,578	01/04/17	241,086
	RUB	271,696,058	USD	4,212,042	4,393,727	01/26/17	181,685
	USD	2,420,698	KRW	2,857,025,804	2,366,432	01/19/17	54,266
	USD	5,652,513	MYR	24,984,219	5,567,919	01/12/17	84,594
	USD	2,719,000	RUB	167,271,047	2,705,020	01/26/17	13,980
	USD	14,485,629	TWD	455,297,798	14,054,523	01/13/17	431,106
Royal Bank of Scotland PLC	ARS	1,887,756	USD	117,064	118,310	01/06/17	1,246
	CLP	833,603,481	USD	1,239,202	1,242,773	01/19/17	3,571

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

Royal Bank of Scotland PLC (continued)	USD	2,753,000	KRW	3,219,057,875	$2,666,297	01/19/17	$86,703
	USD	13,169,373	MXN	272,479,533	13,012,751	03/15/17	156,622
	USD	2,725,000	TRY	9,757,064	2,722,095	03/15/17	2,905
Standard Chartered Bank	USD	2,635,855	CNH	18,457,577	2,623,565	01/23/17	12,291
	USD	5,486,006	CNH	38,395,068	5,398,442	03/15/17	87,564
	USD	2,730,000	KRW	3,186,734,460	2,639,627	01/13/17	90,373
	USD	5,486,000	SGD	7,900,937	5,453,793	03/15/17	32,207
State Street Bank and Trust (London)	EUR	489,464	CZK	13,084,352	519,842	06/21/17	4,047
	USD	2,756,000	KRW	3,218,484,360	2,665,926	01/13/17	90,074
	USD	2,615,625	KRW	3,057,665,976	2,532,619	01/19/17	83,006
UBS AG (London)	HUF	1,579,262,630	EUR	5,044,989	5,386,215	03/16/17	55,016
	INR	65,909,518	USD	967,621	969,320	01/09/17	1,698
	RUB	125,532,449	USD	1,926,231	2,030,045	01/26/17	103,815
	USD	2,834,276	KRW	3,310,264,278	2,741,949	01/13/17	92,327
	USD	14,609,164	KRW	17,247,616,065	14,285,942	01/19/17	323,221
	USD	1,101,000	TWD	34,868,670	1,076,356	01/13/17	24,643
	USD	16,867,020	TWD	537,743,856	16,651,897	06/20/17	215,122
Westpac Banking Corp.	USD	10,492,965	SGD	14,936,263	10,310,079	03/15/17	182,885

TOTAL							$6,696,365

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

Bank of America Securities LLC	COP	11,093,249,345	USD	3,685,465	$3,675,235	01/26/17	$(10,230)
	MXN	341,898,058	USD	16,698,318	16,327,958	03/15/17	(370,360)
	USD	7,545,867	BRL	25,579,371	7,849,839	01/04/17	(303,972)
	USD	7,828,272	BRL	26,274,029	7,993,616	02/02/17	(165,344)
Barclays Bank PLC	EUR	1,566,000	PLN	6,950,346	1,654,745	03/15/17	(3,982)
	IDR	20,678,962,208	USD	1,552,125	1,529,406	01/12/17	(22,719)
	MYR	7,991,000	USD	1,799,760	1,781,371	01/09/17	(18,388)
	MYR	7,054,833	USD	1,584,201	1,571,156	01/19/17	(13,045)
	TWD	87,096,790	USD	2,726,000	2,686,875	01/20/17	(39,125)
	USD	2,753,000	BRL	9,307,232	2,856,218	01/04/17	(103,218)
BNP Paribas SA	CNH	38,246,286	USD	5,426,061	5,377,523	03/15/17	(48,538)
	EUR	2,825,670	HUF	877,077,984	2,985,974	03/16/17	(5,378)
	IDR	45,657,825,710	USD	3,461,549	3,378,166	01/09/17	(83,382)
	KRW	3,332,523,567	USD	2,817,392	2,760,279	01/19/17	(57,112)
	MXN	15,906,786	USD	779,819	764,929	01/20/17	(14,890)
	ZAR	49,712,318	USD	3,593,216	3,569,018	03/15/17	(24,198)
Citibank NA (London)	CZK	152,434,320	EUR	5,698,053	6,099,188	11/21/17	(5,612)
	IDR	100,006,541,635	USD	7,590,629	7,396,434	01/12/17	(194,195)
	IDR	14,720,370,000	USD	1,101,000	1,087,994	01/17/17	(13,006)
	MXN	479,564,877	USD	23,389,944	22,902,486	03/15/17	(487,459)
	RUB	339,713,318	USD	5,506,000	5,493,666	01/26/17	(12,334)
	TWD	87,837,650	USD	2,725,000	2,709,730	01/20/17	(15,270)
	USD	5,540,123	INR	377,836,405	5,543,374	01/30/17	(3,251)
	USD	1,090,000	ZAR	15,439,196	1,108,433	03/15/17	(18,433)
	ZAR	15,248,970	USD	1,100,000	1,094,776	03/15/17	(5,224)
Credit Suisse International (London)	COP	3,277,541,982	USD	1,097,853	1,087,988	01/17/17	(9,865)
	RUB	168,763,121	USD	2,751,000	2,729,149	01/26/17	(21,851)
Deutsche Bank AG (London)	CLP	1,596,503,068	USD	2,382,840	2,380,137	01/19/17	(2,704)
	USD	7,793,720	CLP	5,300,352,975	7,901,998	01/19/17	(108,278)
HSBC Bank PLC	ARS	26,926,213	USD	1,718,877	1,670,637	01/17/17	(48,240)
	CNH	19,242,433	USD	2,726,000	2,705,534	03/15/17	(20,466)
	CNY	16,969,256	USD	2,429,385	2,420,451	01/20/17	(8,934)
	CNY	26,496,687	USD	3,725,107	3,719,674	04/05/17	(5,433)
	KRW	1,756,701,284	USD	1,468,000	1,455,040	01/20/17	(12,960)
	TWD	252,046,286	USD	7,862,000	7,780,381	01/13/17	(81,619)
JPMorgan Chase Bank (London)	CNH	38,298,000	USD	5,405,337	5,384,794	03/15/17	(20,543)
	EUR	2,631,000	PLN	11,778,192	2,780,098	03/15/17	(30,812)
	IDR	28,740,858,440	USD	2,147,000	2,124,259	01/17/17	(22,741)
	KRW	6,112,808,480	USD	5,069,000	5,063,148	01/19/17	(5,852)

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

JPMorgan Chase Bank (London) (continued)	KRW	3,246,341,582	USD	2,722,000	$2,688,879	01/20/17	$(33,121)
	USD	113,796,042	EUR	109,449,791	115,447,098	02/09/17	(1,651,056)
	USD	2,726,000	PHP	137,004,862	2,753,674	01/19/17	(27,674)
Morgan Stanley & Co. International PLC	CZK	60,729,317	EUR	2,272,166	2,415,362	09/21/17	(10,106)
	CZK	68,293,541	EUR	2,553,222	2,732,555	11/21/17	(2,925)
	CZK	68,329,825	EUR	2,552,954	2,734,286	11/22/17	(1,079)
	KRW	777,550,017	USD	667,843	644,058	01/13/17	(23,785)
	TRY	25,283,385	USD	7,088,000	7,053,739	03/15/17	(34,261)
	USD	5,478,000	BRL	18,366,236	5,636,260	01/04/17	(158,260)
	USD	1,160,738	BRL	4,058,753	1,234,836	02/02/17	(74,098)
	USD	8,386,514	HUF	2,477,292,297	8,449,026	03/16/17	(62,512)
	USD	16,456,000	RUB	1,038,800,844	16,798,944	01/26/17	(342,944)
Royal Bank of Canada	USD	5,500,000	BRL	18,310,655	5,619,203	01/04/17	(119,203)
Royal Bank of Scotland PLC	MXN	308,881,829	USD	15,075,128	14,751,209	03/15/17	(323,919)
Standard Chartered Bank	CNH	19,258,271	USD	2,738,000	2,707,761	03/15/17	(30,239)
	CNY	18,445,715	USD	2,635,855	2,628,213	01/23/17	(7,642)
	KRW	3,274,632,500	USD	2,725,000	2,712,136	01/31/17	(12,864)
	TWD	87,707,425	USD	2,743,000	2,705,957	01/19/17	(37,043)
State Street Bank and Trust (London)	CZK	66,280,060	EUR	2,470,371	2,612,811	06/21/17	(10,880)
	CZK	179,053,969	EUR	6,698,890	7,120,730	09/20/17	(29,726)
UBS AG (London)	CZK	64,413,540	EUR	2,391,000	2,539,231	06/21/17	(161)
	EUR	2,633,000	HUF	828,765,713	2,782,374	03/16/17	(44,205)
	IDR	50,989,584,908	USD	3,813,731	3,771,164	01/12/17	(42,567)
	IDR	14,950,663,995	USD	1,121,160	1,105,015	01/17/17	(16,144)
	INR	269,253,407	USD	3,961,357	3,950,314	01/30/17	(11,043)
	KRW	6,655,873,811	USD	5,635,751	5,512,961	01/19/17	(122,792)
	TWD	87,273,349	USD	2,718,000	2,692,321	01/20/17	(25,680)
	USD	4,850,720	INR	330,867,585	4,854,278	01/30/17	(3,559)
	USD	2,813,631	PHP	140,667,463	2,827,289	01/19/17	(13,659)
Westpac Banking Corp.	USD	47,694,114	EUR	45,455,217	48,031,146	03/15/17	(337,033)

TOTAL							$(6,049,143)

FUTURES CONTRACTS — At December 31, 2016, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Ultra Long U.S. Treasury Bonds	277	March 2017	$44,389,250	$(65,510)
30 Day Federal Funds	(340)	April 2017	(140,672,086)	8,607
2 Year U.S. Treasury Notes	308	March 2017	66,739,750	119,820
5 Year U.S. Treasury Notes	(83)	March 2017	(9,766,117)	(76,255)
10 Year U.S Treasury Notes	487	March 2017	60,524,969	111,517
20 Year U.S. Treasury Bonds	574	March 2017	86,476,687	(400,026)

TOTAL				$(301,847)

SWAP CONTRACTS — At December 31, 2016, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

				Rates Exchanged		Market Value
Counterparty	Notional Amount (000s)		Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Bank of America Securities LLC	BRL	100,350	01/06/17	1 month Brazilian Interbank Deposit Average	14.220%	$—	$(39,894)
	KRW	7,739,660	11/04/17	2.060%	3 month KWCDC	—	37,993
	BRL	29,270	01/04/21	11.763	1 month Brazilian Interbank Deposit Average	—	123,697
		33,040	01/04/21	11.704	1 month Brazilian Interbank Deposit Average	—	120,897

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS (continued)

				Rates Exchanged		Market Value
Counterparty	Notional Amount (000s)		Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Bank of America Securities LLC (continued)	BRL	50,630	01/04/21	11.980%	1 month Brazilian Interbank Deposit Average	$—	$290,406
	MYR	28,040	09/21/21	3 month KLIBOR	3.700%	5,274	98,024
	MXN	14,640	03/03/26	6.930	Mexico Interbank TIIE 28 Days	—	(45,428)
Citibank NA	BRL	10,940	01/02/17	15.740	1 month Brazilian Interbank Deposit Average	—	52,773
	KRW	4,820,980	03/07/17	2.875	3 month KWCDC	—	13,527
		18,832,760	10/06/17	2.239	3 month KWCDC	—	122,491
		4,044,740	10/14/17	2.240	3 month KWCDC	—	25,804
	BRL	8,360	01/02/18	14.460	1 month Brazilian Interbank Deposit Average	—	69,505
	MYR	18,970	09/17/18	3 month KLIBOR	3.830	—	(6,989)
		11,920	09/24/18	3 month KLIBOR	3.785	—	(1,552)
		20,280	11/19/18	3 month KLIBOR	3.915	—	747
		9,040	11/21/18	3 month KLIBOR	3.960	—	(7,940)
	KRW	2,069,140	08/16/23	3 month KWCDC	3.485	—	(200,260)
	MYR	14,950	11/15/23	3 month KLIBOR	4.450	—	(33,647)
Deutsche Bank AG	KRW	19,420	09/13/18	3 month KLIBOR	3.920	—	(13,236)
	MXN	60,090	09/25/18	Mexico Interbank TIIE 28 Days	5.180	—	97,228
	MYR	16,090	11/14/18	3 month KLIBOR	3.880	—	(9,075)
		5,830	08/14/23	3 month KLIBOR	4.490	—	(17,520)
Deutsche Bank Securities, Inc.		4,252,430	03/03/17	2.850	3 month KWCDC	—	11,636
		25,000	01/02/23	14.558	1 month Brazilian Interbank Deposit Average	—	728,058
JPMorgan Securities, Inc.	KRW	38,314,470	03/05/17	2.889	3 month KWCDC	—	109,867
	MYR	11,150	12/11/18	3 month KLIBOR	3.972	—	(9,780)
		6,450	08/15/23	3 month KLIBOR	4.520	—	(21,951)
	KRW	2,607,840	08/19/23	3 month KWCDC	3.563	—	(263,234)
	MYR	9,260	09/26/23	3 month KLIBOR	4.330	—	(5,147)
Morgan Stanley & Co. International PLC		767,460	10/13/17	2.250	3 month KWCDC	—	5,018
		3,709,820	10/14/17	2.245	3 month KWCDC	—	23,821
		3,709,830	10/14/17	2.250	3 month KWCDC	—	23,974
	MYR	23,990	11/20/18	3 month KLIBOR	3.934	—	(18,296)
	BRL	21,500	01/04/21	1 month Brazilian Interbank Deposit Average	11.742	—	(90,476)
	MYR	12,480	01/12/21	3 month KLIBOR	4.195	—	(23,659)

TOTAL						$5,274	$1,147,382

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

				Rates Exchanged		Market Value
Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

PLN	287,230		09/21/18	1.614%	6 month WIBOR	$(20,727)	$(335,821)
MXN	103,600		09/25/18	Mexico Interbank TIIE 28 Days	5.190%	16	166,766
EUR	16,410	(a)	03/15/19	6 month EURO	0.000	(43,583)	(6,613)
MXN	356,960	(a)	03/11/20	5.250	Mexico Interbank TIIE 28 Days	(279,720)	(766,821)
EUR	4,200	(a)	03/15/20	6 month EURO	0.000	(5,575)	(5,068)
MXN	38,460	(a)	03/09/22	5.500	Mexico Interbank TIIE 28 Days	(43,703)	(126,793)
EUR	20,010	(a)	03/15/22	6 month EURO	0.000	196,239	(77,590)
	33,650	(a)	03/15/24	6 month EURO	0.250	478,187	(217,710)
MXN	193,940	(a)	03/03/27	6.000	Mexico Interbank TIIE 28 Days	(373,319)	(952,654)
	$16,400	(a)	03/15/27	3 month LIBOR	1.750	1,175,326	(271,519)
EUR	26,740	(a)	03/15/27	6 month EURO	0.750	193,284	(339,540)
	6,480	(a)	03/15/37	6 month EURO	1.250	10,332	(83,286)
	860	(a)	03/15/47	6 month EURO	1.250	8,776	(9,547)

TOTAL						$1,295,533	$(3,026,196)

(m)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2016.

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at December 31, 2016(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Purchased:
Bank of America Securities LLC	People’s Republic of China 4.250%, 10/28/17	$1,100	(1.000)%	03/20/19	0.590%	$(921)	$(9,337)
		2,680	(1.000)	06/20/19	0.648	(8,123)	(15,778)
	People’s Republic of China 7.500%, 10/28/27	9,500	(1.000)	12/20/20	0.965	66,634	(82,407)
		12,670	(1.000)	06/20/21	1.081	123,459	(84,219)
	Republic of Turkey 11.875%, 01/15/30	3,640	(1.000)	12/20/21	2.664	290,867	(17,046)
Barclays Bank PLC	People’s Republic of China 4.250%, 10/28/17	4,140	(1.000)	03/20/19	0.590	(7,175)	(31,436)
		8,490	(1.000)	03/20/19	0.590	(62,823)	(16,356)
		3,350	(1.000)	09/20/19	0.694	(26,445)	(2,077)
	People’s Republic of China 7.500%, 10/28/27	4,550	(1.000)	06/20/21	1.081	30,501	(16,408)
		2,480	(1.000)	06/20/21	1.081	3,673	4,008
Citibank NA	People’s Republic of China 4.250%, 10/28/17	31,240	(1.000)	03/20/19	0.590	(64,050)	(227,298)
		21,330	(1.000)	06/20/19	0.648	(36,782)	(153,440)
	People’s Republic of China 7.500%, 10/28/27	20,690	(1.000)	12/20/20	0.965	172,084	(206,434)
		58,930	(1.000)	06/20/21	1.081	371,605	(189,094)
		12,830	(1.000)	06/20/21	1.081	25,937	13,799
		8,010	(1.000)	06/20/21	1.081	69,420	(44,612)
	Republic of Turkey 11.875%, 01/15/30	2,820	(1.000)	12/20/21	2.664	222,590	(10,455)
Deutsche Bank AG		5,280	(1.000)	12/20/20	0.965	38,498	(47,264)
		5,090	(1.000)	06/20/21	1.081	53,130	(37,366)

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS (continued)

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at December 31, 2016(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Deutsche Bank Securities, Inc.	People’s Republic of China 7.500%, 10/28/27	$8,960	(1.000)%	06/20/21	1.081%	$28,329	$(579)
		13,980	(1.000)	06/20/21	1.081	15,915	27,381
	Republic of Turkey 11.875%, 01/15/30	2,460	(1.000)	12/20/21	2.664	195,540	(10,485)
JPMorgan Securities, Inc.	People’s Republic of China 4.250%, 10/28/17	10,100	(1.000)	03/20/19	0.590	(27,628)	(66,566)
		2,690	(1.000)	06/20/19	0.648	(7,554)	(16,435)
	People’s Republic of China 7.500%, 10/28/27	18,200	(1.000)	12/20/20	0.965	106,606	(136,821)
		12,750	(1.000)	06/20/21	1.081	26,842	12,644
		5,880	(1.000)	06/20/21	1.081	32,684	(14,473)
	People’s Republic of China 4.250%, 10/28/17	980	(1.000)	06/20/21	1.081	4,552	(1,517)
	People’s Republic of China 7.500%, 10/28/27	2,040	(1.000)	06/20/21	1.081	4,103	2,214
		1,650	(1.000)	12/20/21	1.173	6,165	6,603
Morgan Stanley & Co. International PLC	Republic of Turkey 11.875%, 01/15/30	1,430	(1.000)	12/20/21	2.664	111,169	(3,596)
UBS AG (London)		12,470	(1.000)	06/20/21	1.081	49,109	(10,489)
		6,050	(1.000)	06/20/21	1.081	27,263	(8,526)
Protection Sold:
Barclays Bank PLC	Republic of Colombia 10.375%, 01/28/33	5,720	1.000	12/20/19	1.002	(140,967)	142,542
	Federative Republic of Brazil 4.250%, 01/07/25	60	1.000	09/20/20	2.091	(5,414)	3,121
		1,590	1.000	12/20/20	1.712	(136,956)	94,621
Citibank NA	Republic of Chile 3.875%, 08/05/20	11,510	1.000	12/20/20	0.667	(124,646)	276,122
	Republic of South Africa 5.500%, 03/09/20	1,430	1.000	12/20/20	1.712	(123,781)	85,705

TOTAL						$1,303,410	$(791,754)

(b)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

TAX INFORMATION — At December 31, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,697,445,832

Gross unrealized gain	24,119,100
Gross unrealized loss	(68,170,582)

Net unrealized security loss	$(44,051,482)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments

December 31, 2016 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – 90.9%
Aerospace & Defense(a) – 0.5%
Bombardier, Inc. (B-/B3)
	$6,900,000	8.750%		12/01/21	$ 7,296,750
	8,550,000	7.500	(b)	03/15/25	8,411,063
TransDigm, Inc. (CCC+/B3)(b)
	4,000,000	6.375		06/15/26	4,110,000

					19,817,813

Airlines(a)(b) – 0.3%
VistaJet Malta Finance PLC/VistaJet Co. Finance LLC (CCC/NR)
	14,450,000	7.750		06/01/20	9,970,500

Automotive(c) – 0.0%
General Motors Liquidation Co. (NR/NR)
	7,125,000	7.125		07/15/13	—
	2,000,000	7.700		04/15/16	—
	1,000,000	8.800		03/01/49	—
	14,500,000	8.375		07/15/49	—

					—

Automotive Parts – 1.0%
Allison Transmission, Inc. (NR/Ba3)(a)(b)
	5,800,000	5.000		10/01/24	5,858,000
Cooper-Standard Automotive, Inc. (B/B2)(a)(b)
	12,290,000	5.625		11/15/26	12,136,375
Gates Global LLC (B/Caa2)(a)(b)
	10,000,000	6.000		07/15/22	9,762,500
The Goodyear Tire & Rubber Co. (BB/Ba3)(b)
	7,830,000	5.000		05/31/26	7,771,275
ZF North America Capital, Inc. (BB+/Ba1)(a)
	3,000,000	4.750		04/29/25	3,048,750

					38,576,900

Banks – 3.4%
Bank of America Corp. (BB+/Ba2)(b)(d)
	7,000,000	8.000		01/30/49	7,192,500
	1,830,000	8.125		05/15/49	1,900,913
	17,500,000	6.250		09/05/49	17,609,375
Barclays Bank PLC (BB/Ba2)(b)(d)
EUR	2,800,000	4.750		03/15/49	2,737,417
Citigroup, Inc. (BB+/Ba2)(b)(d)
	$5,000,000	6.300		05/15/49	4,956,250
	8,849,000	5.900		12/31/49	8,937,490
Credit Suisse Group AG (BB/NR)(a)(b)(d)
	10,000,000	7.500		12/11/49	10,475,000
Deutsche Bank AG (BB+/Ba2)
	10,000,000	4.500		04/01/25	9,566,340
Intesa Sanpaolo SpA (BB/Ba1)(a)
	10,000,000	5.017		06/26/24	9,187,500
	6,500,000	5.710		01/15/26	6,158,750
JPMorgan Chase & Co. (BBB-/Baa3)(b)(d)
	6,000,000	5.000		07/01/49	5,985,000
	6,790,000	6.000		08/01/49	6,815,462
	7,410,000	6.100		10/01/49	7,497,994
Royal Bank of Scotland Group PLC (B/B1)(b)(d)
	2,850,000	8.625		08/15/49	2,885,625
	13,000,000	7.500		12/29/49	12,317,500
Royal Bank of Scotland Group PLC (B+/B1)(b)(d)
	3,900,000	7.640		09/30/49	3,583,125

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Banks – (continued)
UBS Group AG (BB+/NR)(b)(d)
	$10,000,000	6.875%	08/07/49	$ 9,876,200
UniCredit SpA (NR/NR)(b)(d)
	4,350,000	8.000	06/03/49	3,996,563

				131,679,004

Building Materials – 2.0%
American Builders & Contractors Supply Co., Inc. (B+/B3)(a)(b)
	4,600,000	5.750	12/15/23	4,738,000
Anixter, Inc. (BB/Ba3)
	6,500,000	5.500	03/01/23	6,743,750
Atrium Windows & Doors, Inc. (B-/Caa1)(a)(b)
	9,350,000	7.750	05/01/19	8,648,750
BMC East LLC (BB-/B3)(a)(b)
	4,000,000	5.500	10/01/24	3,990,000
Builders FirstSource, Inc. (B+/B3)(a)(b)
	7,000,000	5.625	09/01/24	7,035,000
Cemex SAB de CV (B+/NR)(a)(b)
	3,000,000	6.125	05/05/25	3,060,000
	5,000,000	7.750	04/16/26	5,531,250
Gibraltar Industries, Inc. (BB-/B2)(b)
	5,000,000	6.250	02/01/21	5,137,500
Masonite International Corp. (BB/B1)(a)(b)
	7,850,000	5.625	03/15/23	8,105,125
Summit Materials LLC/Summit Materials Finance Corp. (B/Caa1)(b)
	16,000,000	6.125	07/15/23	16,440,000
Zachry Holdings, Inc. (B+/B2)(a)(b)
	8,400,000	7.500	02/01/20	8,547,000

				77,976,375

Chemicals – 1.5%
Axalta Coating Systems LLC (B+/B1)(a)(b)
	10,200,000	4.875	08/15/24	10,200,000
CF Industries, Inc. (BB+/Ba3)
	2,600,000	5.150	03/15/34	2,218,377
Huntsman International LLC (B/B1)(b)
EUR	2,500,000	5.125	04/15/21	2,855,841
LyondellBasell Industries NV (NR/NR)(c)
	2,250,000	1.000	08/15/15	378,954
Momentive Performance Materials, Inc. (NR/NR)(b)(c)
	$3,110,000	8.875	10/15/20	—
Nell AF SARL (NR/NR)(a)
	10,625,000	8.375	12/30/49	1,487,500
PQ Corp. (B+/B2)(a)(b)
	5,850,000	6.750	11/15/22	6,259,500
Valvoline, Inc. (BB/Ba3)(a)(b)
	4,150,000	5.500	07/15/24	4,274,500
Versum Materials, Inc. (BB-/Ba3)(a)(b)
	15,810,000	5.500	09/30/24	16,145,962
WR Grace & Co. (BB+/Ba3)(a)
	6,000,000	5.125	10/01/21	6,225,000
	8,000,000	5.625	10/01/24	8,320,000

				58,365,634

Conglomerates(b) – 0.4%
Park-Ohio Industries, Inc. (B/B3)
	15,000,000	8.125	04/01/21	15,412,500

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Construction Machinery(b) – 0.9%
ATS Automation Tooling Systems, Inc. (B+/B2)(a)
$10,250,000	6.500%	06/15/23	$ 10,633,350
Manitowoc Foodservice, Inc. (B/Caa1)
3,450,000	9.500	02/15/24	3,993,375
Milacron LLC/Mcron Finance Corp. (B-/Caa1)(a)
9,000,000	7.750	02/15/21	9,270,000
Shape Technologies Group, Inc. (B/B2)(a)
11,350,000	7.625	02/01/20	11,548,625

			35,445,350

Consumer Cyclical Services(a)(b) – 0.3%
IHS Markit Ltd. (BB+/Ba1)
10,000,000	5.000	11/01/22	10,350,000

Consumer Products - Household & Leisure(b) – 0.1%
Spectrum Brands, Inc. (BB-/B2)
5,000,000	6.625	11/15/22	5,306,250

Consumer Products - Industrial(b) – 0.7%
HD Supply, Inc. (B/B3)(a)
8,945,000	5.750	04/15/24	9,425,794
HD Supply, Inc. (BB-/B1)(a)
9,000,000	5.250	12/15/21	9,517,500
WESCO Distribution, Inc. (BB-/B1)
8,000,000	5.375	12/15/21	8,240,000

			27,183,294

Consumer Products - Non Durable(a)(b) – 0.5%
Acosta, Inc. (CCC+/Caa1)
10,000,000	7.750	10/01/22	8,400,000
Prestige Brands, Inc. (B/Caa1)
5,350,000	5.375	12/15/21	5,537,250
3,350,000	6.375	03/01/24	3,525,875

			17,463,125

Diversified Manufacturing(a)(b) – 0.4%
Cortes NP Acquisition Corp. (B/B3)
6,050,000	9.250	10/15/24	6,382,750
Gardner Denver, Inc. (B-/Caa2)
9,600,000	6.875	08/15/21	9,576,000

			15,958,750

Emerging Markets(a)(b) – 1.0%
Digicel Group Ltd. (NR/Caa1)
11,800,000	8.250	09/30/20	10,089,000
5,000,000	7.125	04/01/22	3,867,500
Digicel Ltd. (NR/B1)
5,000,000	7.000	02/15/20	4,637,500
22,000,000	6.750	03/01/23	19,690,000

			38,284,000

Energy - Coal(a)(b) – 0.1%
Murray Energy Corp. (CCC/Caa3)
5,850,000	11.250	04/15/21	4,519,125

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Energy - Exploration & Production – 7.1%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. (B-/Caa1)(a)(b)
$1,150,000	7.875%	12/15/24	$ 1,193,125
Antero Resources Corp. (BB/Ba3)(b)
1,000,000	6.000	12/01/20	1,030,300
10,000,000	5.375	11/01/21	10,225,000
3,800,000	5.125	12/01/22	3,833,250
4,150,000	5.625	06/01/23	4,233,000
Berry Petroleum Co. LLC (NR/WR)(b)(c)
2,050,000	6.750	11/01/20	1,291,500
15,510,000	6.375	09/15/22	9,771,300
California Resources Corp. (CCC+/Caa3)(a)(b)
8,000,000	8.000	12/15/22	7,120,000
California Resources Corp. (D/Ca)(b)
8,023,000	6.000	11/15/24	5,776,560
Carrizo Oil & Gas, Inc. (B+/B3)(b)
4,000,000	7.500	09/15/20	4,150,000
Chaparral Energy, Inc. (NR/WR)(b)(c)
7,000,000	9.875	10/01/20	6,265,000
10,000,000	7.625	11/15/22	8,950,000
Chesapeake Energy Corp. (B/Caa1)(a)(b)
4,950,000	8.000	12/15/22	5,333,625
Chesapeake Energy Corp. (CCC-/Caa3)(a)(b)
7,350,000	8.000	01/15/25	7,497,000
Chesapeake Energy Corp. (D/Caa3)
2,943,000	6.125	02/15/21	2,869,425
11,250,000	5.750	03/15/23	10,462,500
Concho Resources, Inc. (BB+/Ba2)(b)
5,450,000	5.500	10/01/22	5,647,562
1,000,000	5.500	04/01/23	1,033,750
Continental Resources, Inc. (BB+/Ba3)(b)
10,000,000	5.000	09/15/22	10,000,000
6,500,000	4.500	04/15/23	6,353,750
CrownRock LP/CrownRock Finance, Inc. (B+/B3)(a)(b)
8,000,000	7.125	04/15/21	8,320,000
Denbury Resources, Inc. (B/Caa1)(a)(b)
2,600,000	9.000	05/15/21	2,795,000
Denbury Resources, Inc. (CCC+/Caa3)(b)
1,550,000	5.500	05/01/22	1,352,375
5,150,000	4.625	07/15/23	4,145,750
Gulfport Energy Corp. (B+/B2)(a)(b)
3,300,000	6.000	10/15/24	3,341,250
5,700,000	6.375	05/15/25	5,757,000
Halcon Resources Corp. (B-/Caa1)(a)(b)
11,130,000	8.625	02/01/20	11,603,025
3,000,000	12.000	02/15/22	3,285,000
Jones Energy Holdings LLC/Jones Energy Finance Corp. (NR/Caa2)(b)
10,450,000	6.750	04/01/22	10,110,375
Laredo Petroleum, Inc. (B/B3)(b)
8,400,000	5.625	01/15/22	8,389,500
5,000,000	7.375	05/01/22	5,181,250
10,000,000	6.250	03/15/23	10,225,000
MEG Energy Corp. (BB-/Caa3)(a)(b)
2,500,000	6.500	03/15/21	2,300,000
6,150,000	6.375	01/30/23	5,412,000
Oasis Petroleum, Inc. (B+/B3)(b)
7,150,000	6.875	03/15/22	7,328,750
Range Resources Corp. (BB+/B1)(b)
6,950,000	4.875	05/15/25	6,706,750
Rice Energy, Inc. (BB-/B3)(b)
6,900,000	7.250	05/01/23	7,314,000

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Energy - Exploration & Production – (continued)
RSP Permian, Inc. (B+/B3)(a)(b)
$9,200,000	5.250%		01/15/25	$ 9,246,000
Sanchez Energy Corp. (B-/Caa1)(b)
5,000,000	6.125		01/15/23	4,750,000
Seven Generations Energy Ltd. (B/Ba3)(a)(b)
8,200,000	6.875		06/30/23	8,681,750
SM Energy Co. (NR/NR)
1,500,000	1.500		07/01/21	1,753,065
SM Energy Co. (B+/B3)(b)
9,300,000	6.500		11/15/21	9,509,250
7,650,000	6.750		09/15/26	7,860,375
Whiting Petroleum Corp. (BB-/Caa1)(b)
6,000,000	5.000		03/15/19	5,970,000
WPX Energy, Inc. (B/B3)(b)
7,000,000	8.250		08/01/23	7,813,750

				272,187,862

Energy - Services – 2.6%
CVR Refining LLC/Coffeyville Finance, Inc. (BB-/B1)(b)
5,249,000	6.500		11/01/22	5,222,755
Ensco PLC (BB/B1)(b)
5,050,000	4.500		10/01/24	4,330,375
10,050,000	5.750		10/01/44	7,286,250
Noble Holding International Ltd. (BB-/B1)
738,000	4.900		08/01/20	749,070
9,700,000	7.750	(b)	01/15/24	9,118,000
4,650,000	6.950	(b)	04/01/25	4,365,188
Precision Drilling Corp. (BB/B3)(a)(b)
2,300,000	7.750		12/15/23	2,423,625
Pride International, Inc. (BB/B1)
6,000,000	6.875		08/15/20	6,405,000
Rowan Cos., Inc. (B+/B1)(b)
2,000,000	4.875		06/01/22	1,890,000
4,100,000	4.750		01/15/24	3,731,000
2,650,000	7.375		06/15/25	2,703,000
8,000,000	5.400		12/01/42	6,040,000
Sunoco LP/Sunoco Finance Corp. (BB-/B1)(b)
8,150,000	5.500		08/01/20	8,333,375
4,850,000	6.250		04/15/21	4,940,937
7,500,000	6.375		04/01/23	7,556,250
Transocean, Inc. (BB-/Caa1)
750,000	6.375		12/15/21	746,250
3,300,000	5.050	(b)	10/15/22	2,871,000
15,700,000	7.500		04/15/31	13,031,000
1,350,000	6.800		03/15/38	1,053,000
Weatherford International Ltd. (B/Caa1)
10,000,000	6.500		08/01/36	8,000,000

				100,796,075

Entertainment & Leisure(b) – 0.9%
AMC Entertainment Holdings, Inc. (B+/B2)
4,850,000	5.750		06/15/25	4,959,125
8,950,000	5.875	(a)	11/15/26	9,162,563
Carmike Cinemas, Inc. (BB/B1)(a)
3,950,000	6.000		06/15/23	4,167,250
Cinemark USA, Inc. (BB/B2)
5,850,000	4.875		06/01/23	5,908,500

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Entertainment & Leisure(b) – (continued)
Lions Gate Entertainment Corp. (B-/B2)(a)
$12,050,000	5.875%		11/01/24	$ 12,200,625

				36,398,063

Finance – 3.7%
Aircastle Ltd. (BB+/Ba1)
4,400,000	5.000		04/01/23	4,504,500
Ally Financial, Inc. (BB+/NR)
5,550,000	3.600		05/21/18	5,570,813
Ally Financial, Inc. (BB+/Ba3)
4,000,000	3.750		11/18/19	4,015,000
2,500,000	5.125		09/30/24	2,537,500
15,000,000	8.000		11/01/31	17,362,500
CIT Group, Inc. (BB+/Ba3)
8,000,000	5.500	(a)	02/15/19	8,440,000
9,500,000	5.000		08/15/22	9,903,750
HRG Group, Inc. (BB-/Ba3)(b)
5,000,000	7.875		07/15/19	5,212,500
Jefferies LoanCore LLC/JLC Finance Corp. (B/B1)(a)(b)
5,000,000	6.875		06/01/20	4,781,250
Nationstar Mortgage LLC/Nationstar Capital Corp. (B+/B2)(b)
10,950,000	6.500		08/01/18	11,114,250
5,000,000	7.875		10/01/20	5,162,500
5,000,000	6.500		07/01/21	5,087,500
Navient Corp. (BB-/Ba3)
15,000,000	5.500		01/15/19	15,655,695
6,000,000	5.875		03/25/21	6,302,310
2,850,000	6.625		07/26/21	3,045,755
7,000,000	6.125		03/25/24	6,847,673
Rialto Holdings LLC/Rialto Corp. (B/B1)(a)(b)
11,300,000	7.000		12/01/18	11,441,250
Speedy Cash Intermediate Holdings Corp. (CCC/Caa3)(a)(b)
5,200,000	10.750		05/15/18	4,940,000
Starwood Property Trust, Inc. (BB-/Ba3)(a)(b)
5,650,000	5.000		12/15/21	5,713,562
Synovus Financial Corp. (BBB-/Ba1)
5,000,000	7.875		02/15/19	5,500,000

				143,138,308

Food – 1.8%
Constellation Brands, Inc. (BBB-/Ba1)
6,000,000	4.750		11/15/24	6,367,500
3,000,000	4.750		12/01/25	3,187,500
Performance Food Group, Inc. (BB-/B2)(a)(b)
11,700,000	5.500		06/01/24	11,787,750
Post Holdings, Inc. (B/B3)(a)(b)
400,000	6.750		12/01/21	427,500
1,350,000	7.750		03/15/24	1,495,125
3,300,000	8.000		07/15/25	3,704,250
12,635,000	5.000		08/15/26	12,129,600
Shearer’s Foods LLC/Chip Finance Corp. (B/B1)(a)(b)
6,957,000	9.000		11/01/19	7,252,672
The WhiteWave Foods Co. (BB-/B1)
5,200,000	5.375		10/01/22	5,707,000
US Foods, Inc. (B/B3)(a)(b)
9,150,000	5.875		06/15/24	9,493,125
Wells Enterprises, Inc. (BB-/B2)(a)(b)
8,750,000	6.750		02/01/20	9,012,500

				70,564,522

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Gaming – 5.0%
Boyd Gaming Corp. (B/B3)(a)(b)
$5,550,000	6.375%		04/01/26	$ 5,952,375
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Prope (CC/Caa3)(b)
7,775,000	11.000		10/01/21	8,484,469
GLP Capital LP/GLP Financing II, Inc. (BB+/Ba1)
10,050,000	5.375		04/15/26	10,502,250
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC (BB/B1)(a)(b)
4,490,000	5.000		06/01/24	4,585,413
10,640,000	5.250		06/01/26	10,799,600
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. (BB-/B2)(a)(b)
8,700,000	5.625		05/01/24	9,113,250
8,450,000	4.500		09/01/26	8,133,125
MGM Resorts International (BB-/B1)
10,000,000	6.750		10/01/20	11,112,500
21,000,000	6.625		12/15/21	23,362,500
13,000,000	7.750		03/15/22	14,982,500
Mohegan Tribal Gaming Authority (CCC+/B3)(a)(b)
19,700,000	7.875		10/15/24	20,192,500
New Red Finance, Inc. (B+/Ba3)(a)(b)
9,550,000	4.625		01/15/22	9,764,875
New Red Finance, Inc. (B-/B3)(a)(b)
10,000,000	6.000		04/01/22	10,487,500
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. (B/B2)(a)(b)
12,550,000	6.125		08/15/21	12,801,000
Scientific Games International, Inc. (B-/Caa1)(b)
21,600,000	10.000		12/01/22	21,276,000
Yum! Brands, Inc. (B+/B2)(b)
11,426,000	5.350		11/01/43	9,355,037

				190,904,894

Health Care - Medical Products(a) – 0.2%
Fresenius Medical Care US Finance II, Inc. (BB+/Ba2)
4,000,000	5.875		01/31/22	4,380,000
4,500,000	4.750	(b)	10/15/24	4,539,375

				8,919,375

Health Care - Pharmaceuticals(a)(b) – 1.4%
Concordia International Corp. (CCC/Caa3)
5,000,000	7.000		04/15/23	1,600,000
Endo Ltd./Endo Finance LLC/Endo Finco, Inc. (B/B3)
10,125,000	6.000		07/15/23	8,872,031
Valeant Pharmaceuticals International, Inc. (B-/Caa1)
2,250,000	6.750		08/15/18	2,131,875
9,250,000	5.375		03/15/20	7,816,250
8,000,000	6.375		10/15/20	6,860,000
7,000,000	7.500		07/15/21	5,915,000
5,000,000	5.625		12/01/21	3,875,000
3,000,000	7.250		07/15/22	2,452,500
400,000	5.500		03/01/23	296,000
20,000,000	5.875		05/15/23	15,100,000

				54,918,656

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Health Care - Services – 5.0%
Acadia Healthcare Co., Inc. (B/B3)(b)
$5,000,000	5.625%		02/15/23	$ 5,006,250
Centene Corp. (BB/Ba2)(b)
10,900,000	5.625		02/15/21	11,499,500
6,550,000	6.125		02/15/24	6,861,125
7,130,000	4.750		01/15/25	6,951,750
CHS/Community Health Systems, Inc. (CCC+/Caa1)(b)
5,000,000	8.000		11/15/19	4,137,500
HCA, Inc. (B+/B1)
11,000,000	7.500		02/15/22	12,485,000
HCA, Inc. (BBB-/Ba1)
30,400,000	6.500		02/15/20	33,257,600
12,000,000	4.750		05/01/23	12,285,000
18,000,000	5.000		03/15/24	18,517,500
15,000,000	5.250		04/15/25	15,656,250
MEDNAX, Inc. (BBB-/Ba2)(a)(b)
9,750,000	5.250		12/01/23	10,042,500
MPH Acquisition Holdings LLC (B-/Caa1)(a)(b)
2,250,000	7.125		06/01/24	2,356,875
MPT Operating Partnership LP/MPT Finance Corp. (BBB-/Ba1)(b)
1,000,000	6.375		03/01/24	1,046,250
5,000,000	5.500		05/01/24	5,050,000
1,450,000	5.250		08/01/26	1,421,000
Quintiles IMS, Inc. (BB+/Ba3)(a)(b)
2,200,000	4.875		05/15/23	2,235,750
Sterigenics-Nordion Topco LLC (CCC+/Caa2)(a)(b)(e)
8,150,000	8.125		11/01/21	8,109,250
Tenet Healthcare Corp. (B/Ba3)(a)(b)
3,975,000	7.500		01/01/22	4,153,875
Tenet Healthcare Corp. (BB-/Ba3)(b)(d)
16,650,000	4.463		06/15/20	16,774,875
Tenet Healthcare Corp. (CCC+/Caa1)
1,500,000	5.000		03/01/19	1,462,500
15,000,000	6.750		06/15/23	13,200,000

				192,510,350

Home Construction – 2.2%
Beazer Homes USA, Inc. (B-/B3)(b)
6,000,000	7.500		09/15/21	6,180,000
5,750,000	8.750	(a)	03/15/22	6,224,375
9,700,000	7.250		02/01/23	9,857,625
Brookfield Residential Properties, Inc. (B+/B1)(a)(b)
3,000,000	6.500		12/15/20	3,046,200
5,000,000	6.125		07/01/22	5,014,500
4,000,000	6.375	(f)	05/15/25	3,989,600
Calatlantic Group, Inc. (BB/Ba2)(b)
7,450,000	6.250		12/15/21	8,018,062
Century Communities, Inc. (B/B3)(b)
5,075,000	6.875		05/15/22	5,201,875
D.R. Horton, Inc. (BBB-/Ba1)(b)
5,000,000	4.750		02/15/23	5,125,000
3,650,000	5.750		08/15/23	3,914,625
Lennar Corp. (BB/Ba1)(b)
8,000,000	4.750		11/15/22	8,200,000
Toll Brothers Finance Corp. (BB+/Ba1)(b)
10,000,000	4.375		04/15/23	10,025,000
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. (BB-/B1)
1,350,000	4.375		06/15/19	1,373,625
8,000,000	5.875		06/15/24	8,230,000

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Home Construction – (continued)
William Lyon Homes, Inc. (B-/B3)(b)
$400,000	7.000%		08/15/22	$ 414,000

				84,814,487

Life Insurance(a)(b) – 0.3%
Fidelity & Guaranty Life Holdings, Inc. (BB-/Ba3)
10,000,000	6.375		04/01/21	9,962,500

Lodging(a)(b)(e) – 0.2%
New Cotai LLC/New Cotai Capital Corp. (NR/NR)
11,553,494	10.625		05/01/19	8,665,121

Machinery(b) – 0.5%
AECOM (BB/Ba3)
10,350,000	5.875		10/15/24	11,074,500
EnPro Industries, Inc. (BB-/B1)
4,450,000	5.875		09/15/22	4,572,375
Oshkosh Corp. (BB+/Ba3)
4,400,000	5.375		03/01/25	4,455,000

				20,101,875

Media - Broadcasting & Radio(b) – 2.8%
AMC Networks, Inc. (BB/Ba3)
14,150,000	5.000		04/01/24	14,150,000
Gray Television, Inc. (B+/B2)(a)
2,000,000	5.125		10/15/24	1,940,000
iHeartCommunications, Inc. (CC/Ca)(e)
3,581,448	14.000		02/01/21	1,360,950
iHeartCommunications, Inc. (CCC/Caa1)
15,333,000	9.000		12/15/19	12,534,728
15,750,000	10.625		03/15/23	11,812,500
Nexstar Escrow Corp. (B+/B3)(a)
6,150,000	5.625		08/01/24	6,088,500
Sinclair Television Group, Inc. (B+/B1)(a)
5,000,000	5.875		03/15/26	5,000,000
3,850,000	5.125		02/15/27	3,657,500
Sirius XM Radio, Inc. (BB/Ba3)(a)
5,000,000	5.750		08/01/21	5,206,250
7,000,000	6.000		07/15/24	7,323,750
10,000,000	5.375		04/15/25	9,975,000
Tribune Media Co. (BB-/B3)
17,650,000	5.875		07/15/22	17,914,750
Univision Communications, Inc. (B+/B2)(a)
10,000,000	6.750		09/15/22	10,500,000

				107,463,928

Media - Cable – 5.8%
Adelphia Communications Corp. (NR/NR)(c)
2,000,000	10.250		06/15/49	—
Altice US Finance I Corp. (BB-/Ba3)(a)(b)
21,900,000	5.500		05/15/26	22,228,500
CCO Holdings LLC/CCO Holdings Capital Corp. (BB+/B1)(b)
6,000,000	5.750		09/01/23	6,270,000
18,900,000	5.875	(a)	04/01/24	20,175,750
23,250,000	5.750	(a)	02/15/26	24,005,625
3,555,000	5.500	(a)	05/01/26	3,626,100
9,600,000	5.875	(a)	05/01/27	9,936,000
Cequel Communications Holdings I LLC/Cequel Capital Corp. (B-/Caa1)(a)(b)
5,250,000	7.750		07/15/25	5,807,812

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Media - Cable – (continued)
CSC Holdings LLC (B-/B2)
$14,000,000	5.250%		06/01/24	$ 13,580,000
CSC Holdings LLC (BB-/Ba1)(a)(b)
15,450,000	5.500		04/15/27	15,604,500
DISH DBS Corp. (B+/Ba3)
5,000,000	6.750		06/01/21	5,425,000
3,540,000	5.875		07/15/22	3,725,850
19,000,000	5.875		11/15/24	19,570,000
11,000,000	7.750		07/01/26	12,430,000
Midcontinent Communications/Midcontinent Finance Corp. (B+/B3)(a)(b)
5,000,000	6.250		08/01/21	5,225,000
SFR Group SA (B+/B1)(a)(b)
20,000,000	6.000		05/15/22	20,500,000
10,000,000	7.375		05/01/26	10,225,000
UPCB Finance IV Ltd. (BB/Ba3)(a)(b)
5,000,000	5.375		01/15/25	5,025,000
Virgin Media Secured Finance PLC (BB-/Ba3)(a)(b)
10,000,000	5.500		08/15/26	9,962,500
VTR Finance BV (B+/B1)(a)(b)
11,450,000	6.875		01/15/24	11,736,250

				225,058,887

Media - Diversified – 0.4%
Videotron Ltd. (BB/Ba2)
5,000,000	5.000		07/15/22	5,131,250
8,000,000	5.375	(a)(b)	06/15/24	8,200,000

				13,331,250

Media - Non Cable – 0.5%
Live Nation Entertainment, Inc. (B+/B3)
6,050,000	4.875	(a)(b)	11/01/24	6,034,875
Netflix, Inc. (B+/B1)
5,000,000	5.500		02/15/22	5,387,500
3,450,000	5.875		02/15/25	3,726,000
WMG Acquisition Corp. (B/Ba3)
3,975,000	4.875	(a)(b)	11/01/24	3,955,125

				19,103,500

Metals – 2.5%
AK Steel Corp. (B-/Caa1)(b)
3,850,000	7.625		10/01/21	4,133,938
3,800,000	8.375		04/01/22	3,956,750
AK Steel Corp. (BB-/B2)(b)
6,950,000	7.500		07/15/23	7,575,500
ArcelorMittal (BB/Ba2)
3,800,000	6.250		08/05/20	4,127,750
4,650,000	6.000		03/01/21	5,091,750
6,350,000	6.750		02/25/22	7,175,500
Arconic, Inc. (BBB-/Ba2)
9,025,000	6.150		08/15/20	9,814,687
1,400,000	5.400	(b)	04/15/21	1,484,000
15,000,000	5.125	(b)	10/01/24	15,375,000
6,350,000	5.950		02/01/37	6,176,962
BlueScope Steel Finance Ltd./BlueScope Steel Finance USA LLC (BB+/Ba1)(a)(b)
5,050,000	6.500		05/15/21	5,327,750
Novelis Corp. (B/B2)(a)(b)
4,800,000	6.250		08/15/24	5,064,000
6,600,000	5.875		09/30/26	6,666,000

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Metals – (continued)
Steel Dynamics, Inc. (BB+/Ba2)(b)
	$5,000,000	5.125%		10/01/21	$ 5,193,750
	5,000,000	5.250		04/15/23	5,237,500
United States Steel Corp. (BB-/B1)(a)(b)
	4,000,000	8.375		07/01/21	4,425,000

					96,825,837

Mining – 3.4%
Anglo American Capital PLC (BB+/Ba2)(a)
	3,950,000	9.375		04/08/19	4,512,875
	6,550,000	4.450		09/27/20	6,713,750
	8,850,000	4.125		04/15/21	8,949,562
Cliffs Natural Resources, Inc. (B-/Caa2)(a)(b)
	8,213,000	7.750		03/31/20	8,418,325
Cliffs Natural Resources, Inc. (CCC-/Caa2)
	3,887,000	5.900		03/15/20	3,702,367
	5,595,000	4.800		10/01/20	5,231,325
First Quantum Minerals Ltd. (B-/Caa1)(a)(b)
	650,000	6.750		02/15/20	650,000
	14,000,000	7.000		02/15/21	13,930,000
FMG Resources (August 2006) Pty Ltd. (BBB-/Ba1)(a)(b)
	10,000,000	9.750		03/01/22	11,550,000
Freeport-McMoRan, Inc. (BB-/B1)(b)
	16,850,000	3.550		03/01/22	15,628,375
	5,300,000	5.400		11/14/34	4,478,500
	12,000,000	5.450		03/15/43	9,900,000
HudBay Minerals, Inc. (B/B3)(a)(b)
	6,094,000	7.250		01/15/23	6,322,525
	5,656,000	7.625		01/15/25	5,896,380
New Gold, Inc. (B+/B3)(a)(b)
	7,000,000	6.250		11/15/22	7,175,000
Teck Resources Ltd. (BB/B3)(b)
	6,450,000	4.500		01/15/21	6,546,750
	9,000,000	6.250		07/15/41	8,662,500
	3,450,000	5.200		03/01/42	3,014,438
	1,550,000	5.400		02/01/43	1,362,063

					132,644,735

Packaging(b) – 1.7%
ARD Finance SA (CCC+/Caa2)(e)
EUR	10,950,000	6.625		09/15/23	11,557,644
	$6,150,000	7.125	(a)	09/15/23	6,073,125
Ardagh Packaging Finance PLC (CCC+/B3)(a)
	3,200,000	6.250		01/31/19	3,248,000
	7,822,000	7.250		05/15/24	8,213,100
BWAY Holding Co. (CCC/Caa2)(a)
	16,550,000	9.125		08/15/21	17,336,125
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu (B+/B2)(a)
	14,000,000	5.125		07/15/23	14,280,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu (B-/Caa2)(a)
	5,750,000	7.000		07/15/24	6,080,625

					66,788,619

Paper – 0.7%
Clearwater Paper Corp. (BB+/Ba2)
	5,000,000	4.500	(b)	02/01/23	4,893,750
	10,000,000	5.375	(a)	02/01/25	9,875,000

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Paper – (continued)
Mercer International, Inc. (BB-/B1)(b)
$4,350,000	7.000%		12/01/19	$ 4,491,375
8,200,000	7.750		12/01/22	8,630,500
Stone Container Finance Co. of Canada II (NR/WR)(b)(c)
2,250,000	7.375		07/15/14	—

				27,890,625

Printing(a)(b) – 0.3%
Southern Graphics, Inc. (CCC+/Caa1)
11,000,000	8.375		10/15/20	11,137,500

Publishing(b) – 1.0%
Gray Television, Inc. (B+/B2)(a)
17,000,000	5.875		07/15/26	16,830,000
Nielsen Finance LLC/Nielsen Finance Co. (BB+/B1)(a)
13,550,000	5.000		04/15/22	13,821,000
Outfront Media Capital LLC/Outfront Media Capital Corp. (BB-/B1)
7,100,000	5.875		03/15/25	7,419,500

				38,070,500

Real Estate(b) – 0.5%
DuPont Fabros Technology LP (BB/Ba1)
9,000,000	5.875		09/15/21	9,405,000
10,000,000	5.625		06/15/23	10,450,000

				19,855,000

Real Estate Investment Trust(a)(b) – 0.2%
Communications Sales & Leasing, Inc./CSL Capital LLC (B-/Caa1)
7,350,000	7.125		12/15/24	7,414,313

Retailers – 1.1%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC (B+/B3)(a)(b)
12,050,000	5.750		03/15/25	11,899,375
JC Penney Corp., Inc. (B-/B3)
2,850,000	6.375		10/15/36	2,390,437
9,350,000	7.400	(g)	04/01/37	8,461,750
L Brands, Inc. (BB+/Ba1)
3,700,000	6.875		11/01/35	3,769,375
1,700,000	6.750		07/01/36	1,721,250
Neiman Marcus Group Ltd., Inc. (CCC/Caa2)(a)(b)
3,150,000	8.000		10/15/21	2,342,813
6,200,000	8.750	(e)	10/15/21	4,417,500
The William Carter Co. (BB+/Ba2)(b)
8,000,000	5.250		08/15/21	8,280,000

				43,282,500

Services Cyclical - Business Services(a)(b) – 0.4%
SPL Logistics Escrow LLC/SPL Logistics Finance Corp. (CCC+/Caa1)
5,150,000	8.875		08/01/20	4,474,063
WEX, Inc. (BB-/Ba3)
10,000,000	4.750		02/01/23	9,750,000

				14,224,063

Services Cyclical - Rental Equipment(b) – 0.9%
Ahern Rentals, Inc. (B-/B3)(a)
10,400,000	7.375		05/15/23	8,736,000
United Rentals North America, Inc. (BB+/Ba1)
10,000,000	4.625		07/15/23	10,225,000

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Services Cyclical - Rental Equipment(b) – (continued)
United Rentals North America, Inc. (BB-/B1)
	$1,500,000	5.750%		11/15/24	$ 1,578,750
	5,200,000	5.500		07/15/25	5,343,000
	7,550,000	5.875		09/15/26	7,757,625

					33,640,375

Technology - Hardware – 3.6%
Advanced Micro Devices, Inc. (CCC+/Caa2)
	5,839,000	7.500		08/15/22	6,320,717
	4,000,000	7.000	(b)	07/01/24	4,160,000
Alcatel-Lucent USA, Inc. (BB+/WR)
	9,000,000	6.450		03/15/29	9,382,500
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (BB/Ba2)(a)(b)
	1,000,000	5.875		06/15/21	1,065,000
	3,800,000	7.125		06/15/24	4,199,000
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (BBB-/Baa3)(a)(b)
	8,300,000	5.450		06/15/23	8,804,134
	9,350,000	8.100		07/15/36	11,122,592
Micron Technology, Inc. (BB/Ba3)(a)(b)
	11,000,000	5.250		08/01/23	11,041,250
Micron Technology, Inc. (BBB-/Baa2)(a)(b)
	7,000,000	7.500		09/15/23	7,752,500
NCR Corp. (BB/B1)(b)
	7,000,000	5.000		07/15/22	7,017,500
NXP BV/NXP Funding LLC (BBB-/Ba1)(a)
	5,200,000	4.125		06/01/21	5,369,000
	5,000,000	3.875		09/01/22	5,062,500
	16,850,000	4.625		06/01/23	17,692,500
Qorvo, Inc. (BB+/Ba1)(b)
	3,750,000	6.750		12/01/23	4,125,000
	4,300,000	7.000		12/01/25	4,730,000
Twitter, Inc. (BB-/NR)
	7,850,000	1.000		09/15/21	7,222,000
VeriSign, Inc. (BB+/Ba1)(b)
	5,000,000	5.250		04/01/25	5,125,000
Western Digital Corp. (BB+/Ba2)(a)(b)
	10,000,000	10.500		04/01/24	11,800,000
Western Digital Corp. (BBB-/Ba1)(a)(b)
	5,000,000	7.375		04/01/23	5,500,000

					137,491,193

Technology - Software/Services(b) – 3.5%
BMC Software Finance, Inc. (CCC+/Caa1)(a)
	19,000,000	8.125		07/15/21	17,717,500
CyrusOne LP/CyrusOne Finance Corp. (BB/B1)
	7,000,000	6.375		11/15/22	7,376,250
Equinix, Inc. (BB+/B1)
	18,650,000	5.750		01/01/25	19,349,375
	9,650,000	5.875		01/15/26	10,132,500
First Data Corp. (B/B3)(a)
	7,000,000	7.000		12/01/23	7,481,250
	18,350,000	5.750		01/15/24	18,854,625
First Data Corp. (BB/Ba3)(a)
	7,000,000	6.750		11/01/20	7,262,500
Infor US, Inc. (B-/Caa1)
EUR	7,000,000	5.750		05/15/22	7,516,661
	$7,000,000	6.500		05/15/22	7,297,500
MSCI, Inc. (BB+/Ba2)(a)
	4,650,000	4.750		08/01/26	4,620,938

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Technology - Software/Services(b) – (continued)
Nuance Communications, Inc. (BB-/Ba3)(a)
$10,000,000	5.375%		08/15/20	$ 10,287,500
7,800,000	5.625		12/15/26	7,663,500
Open Text Corp. (BB+/Ba2)(a)
9,350,000	5.875		06/01/26	9,782,437

				135,342,536

Telecommunications – 4.5%
CenturyLink, Inc. (BB/Ba3)
10,000,000	6.450		06/15/21	10,600,000
3,250,000	5.800		03/15/22	3,315,000
750,000	6.750		12/01/23	766,875
13,000,000	7.500	(b)	04/01/24	13,633,750
3,600,000	6.875		01/15/28	3,303,000
6,000,000	7.600		09/15/39	5,242,500
Cincinnati Bell, Inc. (B/B3)(a)(b)
9,050,000	7.000		07/15/24	9,570,375
Frontier Communications Corp. (BB-/B1)
19,550,000	8.500		04/15/20	20,527,500
7,750,000	8.875	(b)	09/15/20	8,253,750
12,450,000	10.500	(b)	09/15/22	13,134,750
Level 3 Financing, Inc. (BB-/B1)(b)
750,000	5.375		01/15/24	758,438
9,200,000	5.375		05/01/25	9,338,000
Telecom Italia Capital SA (BB+/Ba1)
1,550,000	6.000		09/30/34	1,433,750
4,750,000	7.200		07/18/36	4,690,625
15,000,000	7.721		06/04/38	15,487,500
Telecom Italia SpA (BB+/Ba1)(a)
17,250,000	5.303		05/30/24	16,883,437
Windstream Services LLC (B+/B2)(b)
24,900,000	7.750		10/15/20	25,398,000
12,500,000	7.750		10/01/21	12,750,000

				175,087,250

Telecommunications - Cellular – 7.7%
Altice Financing SA (BB-/B1)(a)(b)
15,000,000	6.500		01/15/22	15,637,500
19,000,000	6.625		02/15/23	19,546,250
20,000,000	7.500		05/15/26	20,700,000
Altice Finco SA (B-/B3)(a)(b)
7,000,000	8.125		01/15/24	7,245,000
Communications Sales & Leasing, Inc. (B-/Caa1)(b)
16,000,000	8.250		10/15/23	16,920,000
SoftBank Group Corp. (BB+/Ba1)(a)
3,450,000	4.500		04/15/20	3,536,250
Sprint Capital Corp. (B/Caa1)
10,350,000	6.900		05/01/19	10,958,062
10,000,000	6.875		11/15/28	9,875,000
8,400,000	8.750		03/15/32	9,261,000
Sprint Communications, Inc. (B/Caa1)
20,000,000	7.000		08/15/20	21,175,000
14,700,000	11.500		11/15/21	18,007,500
Sprint Communications, Inc. (B+/B1)(a)
7,000,000	9.000		11/15/18	7,700,000
Sprint Corp. (B/Caa1)
15,000,000	7.250		09/15/21	15,937,500
49,750,000	7.875		09/15/23	53,108,125
T-Mobile USA, Inc. (BB/Ba3)(b)
9,050,000	6.542		04/28/20	9,298,875
16,000,000	6.250		04/01/21	16,620,000
9,000,000	6.731		04/28/22	9,405,000
2,000,000	6.836		04/28/23	2,137,500
18,000,000	6.500		01/15/26	19,440,000

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Telecommunications - Cellular – (continued)
Wind Acquisition Finance SA (B/Caa1)(a)(b)
$8,950,000	7.375%		04/23/21	$ 9,285,625

				295,794,187

Telecommunications - Satellites(b) – 1.0%
Inmarsat Finance PLC (BB+/Ba2)(a)
7,000,000	4.875		05/15/22	6,825,000
Intelsat Jackson Holdings SA (B-/B1)(a)
3,500,000	8.000		02/15/24	3,596,250
Intelsat Jackson Holdings SA (CCC/Caa2)
2,000,000	7.250		04/01/19	1,680,000
12,500,000	7.500		04/01/21	9,562,500
7,000,000	5.500		08/01/23	4,725,000
Intelsat Luxembourg SA (D/Ca)
28,000,000	7.750		06/01/21	9,030,000
10,000,000	8.125		06/01/23	3,125,000

				38,543,750

Utilities - Electric(b) – 1.1%
Calpine Corp. (B/B2)
5,000,000	5.375		01/15/23	4,887,500
6,150,000	5.500		02/01/24	5,957,812
Calpine Corp. (BB/Ba2)(a)
4,000,000	6.000		01/15/22	4,180,000
4,360,000	7.875		01/15/23	4,539,850
Dynegy, Inc. (B+/B3)
17,000,000	6.750		11/01/19	17,382,500
NRG Energy, Inc. (BB-/B1)
2,050,000	6.250		07/15/22	2,057,688
4,450,000	6.625	(a)	01/15/27	4,210,813

				43,216,163

Utilities - Pipelines – 3.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp. (BB/B1)(a)(b)
4,000,000	5.375		09/15/24	4,070,000
Blue Racer Midstream LLC/Blue Racer Finance Corp. (B-/B3)(a)(b)
5,750,000	6.125		11/15/22	5,750,000
DCP Midstream LLC (BB/Ba2)(a)
2,800,000	9.750		03/15/19	3,129,000
950,000	6.750		09/15/37	959,500
Energy Transfer Equity LP (BB/Ba2)
4,000,000	7.500		10/15/20	4,450,000
4,000,000	5.875	(b)	01/15/24	4,120,000
450,000	5.500	(b)	06/01/27	438,750
Genesis Energy LP/Genesis Energy Finance Corp. (B+/B1)(b)
10,011,000	6.000		05/15/23	10,236,247
ONEOK, Inc. (BB+/Ba1)(b)
2,300,000	7.500		09/01/23	2,619,125
Sabine Pass Liquefaction LLC (BBB-/Ba1)
11,000,000	6.250	(b)	03/15/22	12,045,000
15,000,000	5.625	(b)	04/15/23	15,937,500
20,000,000	5.750	(b)	05/15/24	21,450,000
7,000,000	5.875	(a)	06/30/26	7,542,500
Targa Resources Partners LP/Targa Resources Partners Finance Corp. (BB-/Ba3)(b)
5,000,000	5.250		05/01/23	5,025,000
6,000,000	4.250		11/15/23	5,737,500
4,500,000	5.375	(a)	02/01/27	4,455,000

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Utilities - Pipelines – (continued)
Tesoro Logistics LP/Tesoro Logistics Finance Corp. (BB+/Ba3)(b)
$5,000,000	6.375%	05/01/24	$ 5,350,000
3,800,000	5.250	01/15/25	3,857,000
The Williams Cos., Inc. (BB/Ba2)
2,000,000	7.875	09/01/21	2,290,000
3,250,000	7.500	01/15/31	3,664,375
1,700,000	7.750	06/15/31	1,950,750
2,000,000	5.750 (b)	06/24/44	1,937,500

			127,014,747

TOTAL CORPORATE OBLIGATIONS (Cost $3,454,328,653)			$3,509,412,166

Bank Loans(h) – 1.9%
Consumer Cyclical Services – 0.2%
Asurion LLC (B+/B1)
$5,375,000	5.000%	08/04/22	$ 5,443,531

Energy – 0.2%
American Energy - Marcellus LLC (C/C)
3,275,000	8.500	08/04/21	393,000
American Energy - Marcellus LLC (CC/Ca)
12,175,000	5.250	08/04/20	6,594,832

			6,987,832

Energy - Exploration & Production – 0.0%
Magnum Hunter Resources, Inc. (NR/NR)
1,005,449	8.000	05/06/19	1,005,449

Entertainment & Leisure – 0.2%
Lions Gate Entertainment Corp. (NR/NR)
8,200,000	3.750	12/08/23	8,241,000

Food & Beverages – 0.3%
Shearer’s Foods, Inc. (CCC+/Caa1)
12,250,000	7.750	06/30/22	11,331,250

Health Care - Services – 0.2%
MPH Acquisition Holdings LLC (B+/B1)
8,653,170	5.000	06/07/23	8,796,899

Machinery – 0.2%
Cortes NP Acquisition Corp. (B+/Ba3)
5,775,000	6.000	11/30/23	5,847,188

Media - Non Cable – 0.4%
Getty Images, Inc. (CCC+/B3)
16,306,883	4.750	10/18/19	14,200,523

Retailers – 0.2%
Neiman Marcus Group Ltd., Inc. (B-/B2)
7,144,898	4.250	10/25/20	6,192,840
True Religion Apparel, Inc. (CC/Caa3)
6,825,000	11.000	01/30/20	1,160,250

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Bank Loans(h) – (continued)
Retailers – (continued)
True Religion Apparel, Inc. (CCC/Caa2)
$8,250,750	5.875%	07/30/19	$ 1,683,153

			9,036,243

TOTAL BANK LOANS (Cost $91,084,193)			$ 70,889,915

Shares	Rate		Value
Preferred Stock(b)(e)(g) – 0.0%
Media - Broadcasting & Radio – 0.0%
3,014	Spanish Broadcasting System, Inc. (Cost $3,042,344)		$ 1,326,160

Shares	Description		Value
Common Stocks – 0.7%
40	Dawn Holdings, Inc.(c)		$ —
80,000	Denbury Resources, Inc.(c)		294,400
668,513	Magnum Hunter Resources Corp. PI(c)		7,353,643
28,148	Motors Liquidation Co.		236,443
21	New Cotai Class B Shares(c)		—
10	Nycomed(c)		—
2,500	Port Townsend Holdings Co., Inc.(c)		—
1,625,528	Whiting Petroleum Corp.(c)		19,538,849

TOTAL COMMON STOCKS (Cost $25,657,298)			$ 27,423,335

Units	Expiration Date		Value
Warrant(c) – 0.0%
Lender Process Services, Inc. (NR/NR)
14,274	12/31/20		$ —
(Cost $21,898,892)

Principal Amount	Interest Rate	Maturity Date	Value
Exchange Traded Funds – 3.1%
Goldman Sachs Treasury Access 0-1 Year ETF (NR/NR)
$ 50,000	0.000%		$ 5,001,500
iShares iBoxx $ High Yield Corporate Bond ETF (NR/NR)
1,338,000	0.000		115,803,900

TOTAL EXCHANGE TRADED FUNDS (Cost $120,332,025)			$ 120,805,400

Shares	Distribution Rate		Value
Investment Company(d) – 0.7%
Goldman Sachs Financial Square Government Fund - Institutional Shares
27,360,365	0.450%		$ 27,360,365
(Cost $27,360,365)

TOTAL INVESTMENTS (Cost $3,743,703,770)			$3,757,217,341

Principal Amount	Interest Rate (Paid) Received	Maturity Date	Value
Reverse Repurchase Agreements – (0.2)%
Reverse Repurchase Agreements – (0.2)%
Barclays Reverse Repurchase Agreement (NR/NR)
$(3,660,000)	(0.250)%	04/12/17	$ (3,660,000)
(4,020,000)	(0.250)	12/20/17	(4,020,000)

TOTAL REVERSE REPURCHASE AGREEMENTS (Cost $(7,680,000))			$ (7,680,000)

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.9%			111,427,762

NET ASSETS – 100.0%			$3,860,965,103

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $1,561,788,500, which represents approximately 40.5% of net assets as of December 31, 2016.

(b)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(c)	Security is currently in default and/or non-income producing.

(d)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on December 31, 2016.

(e)	Pay-in-kind securities.

(f)	All or a portion of the security was pledged as collateral against open reverse repurchase agreements. As of December 31, 2016, the value of securities pledged amounted to $3,989,600.

(g)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect at December 31, 2016.

(h)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The stated interest rate represents the weighted average interest rate of all contracts within the bank loan facility on December 31, 2016. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

Security ratings disclosed, if any, are obtained from by Standard & Poor’s/Moody’s Investor Service and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Currency Abbreviations:
EUR	— Euro
USD	— U.S. Dollar

Investment Abbreviations:
ETF	— Exchange Traded Fund
LLC	— Limited Liability Company
LP	— Limited Partnership
PI	— Private Investment
PLC	— Public Limited Company
WR	— Withdrawn Rating

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2016, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

Citibank NA	USD	18,740,342	EUR	17,640,609	$18,576,323	01/05/17	$164,019

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS
Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

Deutsche Bank AG	USD	809,875	EUR	779,359	$820,699	01/05/17	$(10,824)
State Street Bank and Trust (London)	USD	3,258,895	EUR	3,112,383	3,277,474	01/05/17	(18,579)

TOTAL							$(29,403)

FUTURES CONTRACTS — At December 31, 2016, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Ultra Long U.S. Treasury Bonds	69	March 2017	$11,057,250	$(86,464)
30 Day Federal Funds	(241)	April 2017	(99,711,685)	6,101
5 Year German Euro-Bobl	(110)	March 2017	(15,473,224)	(110,158)
2 Year U.S. Treasury Notes	212	March 2017	45,937,750	75,976
5 Year U.S. Treasury Notes	1,303	March 2017	153,316,274	(233,252)
10 Year U.S. Treasury Notes	(1,632)	March 2017	(202,827,000)	(608,411)
20 Year U.S. Treasury Bonds	(139)	March 2017	(20,941,219)	(62,162)

TOTAL				$(1,018,370)

TAX INFORMATION — At December 31, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$3,745,141,030

Gross unrealized gain	140,060,589
Gross unrealized loss	(127,984,278)

Net unrealized security gain	$12,076,311

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Bank Loans(a) – 78.3%
Aerospace – 1.0%
Silver II US Holdings LLC (B/B3)
$3,603,472	4.000%	12/13/19	$ 3,401,426
Transdigm, Inc. (B/Ba2)
14,933,688	3.998	02/28/20	15,031,653
7,965,455	3.998	06/04/21	8,018,982
4,819,942	3.770	05/14/22	4,858,260
5,461,278	3.770	06/09/23	5,513,160

			36,823,481

Airlines – 1.2%
Air Canada (BB+/Ba3)
10,150,000	3.614	10/06/23	10,211,306
Continental Airlines, Inc. (BB+/Ba1)
19,305,615	3.250	04/01/19	19,383,996
Delta Air Lines, Inc. (BBB-/Baa2)
11,809,474	3.250	10/18/18	11,927,569
742,500	3.250	08/24/22	750,022

			42,272,893

Automotive - Parts – 1.2%
Chrysler Group LLC (BBB-/Baa3)
10,680,443	3.500	05/24/17	10,702,124
3,000,000	3.270	12/31/18	3,007,980
CS Intermediate Holdco 2 LLC (BB+/Ba1)
3,909,657	3.748	10/26/23	3,947,111
Gates Global LLC (B+/B2)
16,603,302	4.250	07/06/21	16,603,302
Jason, Inc. (B/B2)
8,797,500	5.500	06/30/21	7,829,775

			42,090,292

Building Materials – 3.0%
American Builders & Contractors Supply Co., Inc. (BB+/B1)
29,040,495	3.520	10/31/23	29,286,468
Atkore International, Inc. (B+/B2)
16,091,260	4.000	12/15/23	16,211,944
CPG International, Inc. (B/B2)
3,866,946	4.750	09/30/20	3,891,115
HD Supply, Inc. (BB-/B1)
2,475,000	3.748	08/13/21	2,485,841
Jeld-Wen, Inc. (B/B1)
30,631,342	4.750	07/01/22	30,975,944
LBM Borrower LLC (B+/B3)
13,331,250	6.250	08/20/22	13,204,603
Safway Group Holding LLC (B+/B3)
12,024,107	5.750	08/19/23	12,189,439

			108,245,354

Chemicals – 1.9%
Emerald Performance Materials LLC (B/B1)
7,235,370	4.500	08/01/21	7,275,165
Emerald Performance Materials LLC (B-/Caa1)
6,350,000	8.750	08/01/22	6,332,156
Univar, Inc. (BB-/B2)
15,367,319	4.250	07/01/22	15,498,556
US Coatings Acquisition, Inc. (BBB-/Ba1)
24,895,789	3.498	02/01/23	25,129,312

Principal Amount		Interest Rate	Maturity Date	Value
Bank Loans(a) – (continued)
Chemicals – (continued)
Versum Materials, Inc. (BB+/Ba1)
	$14,613,375	3.498%	09/29/23	$ 14,759,509

				68,994,698

Consumer Products - Household & Leisure – 1.6%
Bombardier Recreational Products, Inc. (BB/Ba3)
	9,521,423	3.750	06/30/23	9,607,687
Coty, Inc. (BBB-/Ba1)
	4,218,178	3.092	10/27/22	4,224,758
Galleria Co. (B+/B2)
	8,500,000	3.750	01/26/23	8,531,875
Renfro Corp. (B/B3)
	22,239,655	5.750	01/30/19	19,570,897
Samsonite International SA (BBB-/Ba2)
	7,930,125	4.020	08/01/23	8,049,077
Spectrum Brands, Inc. (BB+/Ba1)
	7,299,076	3.313	06/23/22	7,392,942
EUR	136,867	3.500	06/23/22	145,245

				57,522,481

Consumer Products - Industrial – 0.3%
Southwire Co. (BB+/Ba2)
	$8,737,801	3.250	02/10/21	8,803,335

Diversified Manufacturing – 2.5%
Cortes NP Acquisition Corp. (B+/Ba3)
	5,700,000	6.000	11/30/23	5,771,250
CPM Holdings, Inc. (B+/B1)
	8,618,202	6.000	04/11/22	8,715,157
Crosby US Acquisition Corp. (B-/Caa1)
	20,052,094	4.000	11/23/20	17,909,127
Doosan Infracore Co., Ltd. (BB-/Ba3)
	7,397,788	4.500	05/28/21	7,494,921
Dynacast International LLC (B/B1)
	2,741,687	4.500	01/28/22	2,755,395
Gardner Denver, Inc. (B/B2)
	5,207,224	4.250	07/30/20	5,149,841
Mannington Mills, Inc. (BB-/B1)
	3,321,566	4.750	10/01/21	3,343,356
MKS Instruments, Inc. (BB/Ba2)
	7,310,387	3.520	05/01/23	7,383,490
Rexnord LLC (BB-/B1)
	29,427,581	3.750	08/21/23	29,530,578

				88,053,115

Energy – 2.4%
American Energy - Marcellus LLC (CC/Ca)
	13,550,000	5.250	08/04/20	7,339,629
American Energy - Marcellus LLC (C/C)
	34,190,000	8.500	08/04/21	4,102,800
CITGO Holding, Inc. (B-/Caa1)
	3,956,331	9.500	05/12/18	4,010,731
FTS International, Inc. (CCC/Ca)
	6,400,000	5.750	04/16/21	5,205,312
Jonah Energy LLC (B/Caa1)
	9,250,000	7.500	05/12/21	8,679,552
Magnum Hunter Resources, Inc. (NR/NR)(b)(c)(d)
	1,928,525	8.000	05/06/19	1,928,525
MEG Energy Corp. (BB+/B3)
	39,941,205	3.750	03/31/20	38,742,969

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Bank Loans(a) – (continued)
Energy – (continued)
Murray Energy Corp. (B-/Caa1)
$5,710,599	8.250%	04/16/20	$ 5,442,943
Peabody Energy Corp. (NR/WR)
10,600,000	4.250	09/24/20	10,295,250

			85,747,711

Entertainment – 1.0%
AMC Entertainment, Inc. (BB/Ba1)
3,550,000	3.511	12/15/23	3,582,838
Lions Gate Entertainment Corp. (BB-/Ba2)
12,500,000	3.750	12/08/23	12,562,500
Sabre, Inc. (BB-/Ba2)
488,222	4.000	02/19/18	488,529
1,726,605	4.000	02/19/19	1,743,871
17,733,910	4.500	02/19/19	17,807,860

			36,185,598

Environmental – 2.3%
Advanced Disposal Services, Inc. (BB/B1)
42,351,968	3.500	11/10/23	42,696,289
Casella Waste Systems, Inc. (B+/B1)
4,375,000	4.000	10/03/23	4,410,569
EnergySolutions LLC (B-/B3)
33,001,303	6.750	05/29/20	33,207,561

			80,314,419

Finance – 1.2%
CeramTec Acquisition Corp. (B/Ba3)
623,357	4.250	08/30/20	627,253
1,665,211	4.250	08/30/20	1,675,619
5,502,697	4.250	08/30/20	5,537,088
SBA Senior Finance II LLC (BB/B1)
16,063,002	3.270	03/24/21	16,133,358
Victory Capital Management, Inc. (BB-/B2)
18,738,197	8.500	10/31/21	18,960,807

			42,934,125

Food & Beverages – 2.9%
AdvancePierre Foods, Inc. (B+/Ba3)
2,608,467	4.000	06/02/23	2,647,594
Candy Intermediate Holdings, Inc. (B/B2)
7,313,250	5.500	06/15/23	7,358,958
High Liner Foods, Inc. (B+/B2)
8,640,614	4.250	04/24/21	8,586,610
Pinnacle Foods Finance LLC (BB+/Ba2)
8,099,206	3.387	04/29/20	8,158,815
Shearer’s Foods, Inc. (B/B1)
9,409,846	4.938	06/30/21	9,374,559
Shearer’s Foods, Inc. (CCC+/Caa1)
15,750,000	7.750	06/30/22	14,568,750
US Foods, Inc. (BB-/B1)
50,901,336	3.770	06/27/23	51,410,349

			102,105,635

Food & Drug Retailers – 0.5%
Albertsons LLC (BB/Ba2)
2,438,957	4.000	06/22/23	2,468,420

Principal Amount	Interest Rate	Maturity Date	Value
Bank Loans(a) – (continued)
Food & Drug Retailers – (continued)
Rite Aid Corp. (BB-/B2)
$8,790,000	5.750%	08/21/20	$ 8,841,246
7,195,000	4.875	06/21/21	7,221,981

			18,531,647

Gaming – 0.6%
Caesars Entertainment Operating Co., Inc. (D/WR)
6,890,990	0.000	03/01/17	8,062,458
Caesars Entertainment Resort Properties LLC (CCC+/B3)
11,994,087	7.000	10/11/20	12,091,599
Graton Economic Development Authority (BB-/B1)
2,000,621	4.750	09/01/22	2,015,626

			22,169,683

Health Care – 0.5%
Community Health Systems, Inc. (BB-/Ba3)
4,562,704	3.750	12/31/19	4,417,291
12,415,703	4.000	01/27/21	12,001,888

			16,419,179

Health Care - Medical Products – 0.2%
Alere, Inc. (BB-/Ba3)
8,020,234	4.250	06/18/22	8,010,209

Health Care - Pharmaceuticals – 4.1%
Endo Luxembourg Finance Co. I S.A.R.L. (BB/Ba2)
51,127,297	3.813	09/26/22	51,346,633
Mallinckrodt International Finance SA (BB+/Ba1)
7,809,770	3.498	03/19/21	7,821,173
Valeant Pharmaceuticals International, Inc. (BB-/Ba3)
2,293,114	4.520	10/20/18	2,284,813
4,389,574	5.000	02/13/19	4,382,990
22,464,209	5.250	08/05/20	22,395,468
57,910,584	5.500	04/01/22	57,921,587

			146,152,664

Health Care - Services – 6.5%
21st Century Oncology Holdings, Inc. (CCC/Caa2)
12,558,750	7.125	04/30/22	11,522,653
Air Medical Group Holdings, Inc. (B/B2)
10,609,564	4.250	04/28/22	10,583,041
24,277,626	5.000	04/28/22	24,626,738
American Renal Holdings, Inc. (B+/B2)
18,530,870	4.750	09/20/19	18,530,870
ExamWorks Group, Inc. (B/B1)
3,915,188	4.750	07/27/23	3,936,408
HCA, Inc. (BBB-/Ba1)
7,190,653	4.020	03/17/23	7,274,568
1,995,000	3.520	02/15/24	2,017,763
MPH Acquisition Holdings LLC (B+/B1)
40,506,585	5.000	06/07/23	41,179,399
Press Ganey Holdings, Inc. (B/B2)
5,850,000	4.250	10/21/23	5,879,250
Sedgwick Claims Management Services, Inc. (B+/B1)
13,027,488	3.750	03/01/21	13,046,117
Sedgwick Claims Management Services, Inc. (CCC+/Caa2)
13,600,758	6.750	02/28/22	13,566,756
12,850,000	6.750	02/28/22	12,801,812
Sterigenics-Nordion Holdings LLC (B/B1)
17,222,152	4.250	05/15/22	17,276,057

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Bank Loans(a) – (continued)
Health Care - Services – (continued)
Surgical Care Affiliates, Inc. (B+/B1)
$1,446,375	3.750%	03/17/22	$ 1,454,518
U.S. Renal Care, Inc. (B/B1)
48,178,658	5.250	12/31/22	44,926,599
U.S. Renal Care, Inc. (CCC+/Caa1)
4,025,000	9.000	12/31/23	3,542,000

			232,164,549

Lodging – 0.9%
Four Seasons Holdings, Inc. (BB/WR)
8,039,744	3.750	06/27/20	8,120,141
Hilton Worldwide Finance LLC (BBB-/Ba1)
547,200	3.500	10/26/20	551,682
7,439,817	3.256	10/25/23	7,519,795
La Quinta Intermediate Holding LLC (BB/B1)
16,475,597	3.750	04/14/21	16,470,489

			32,662,107

Media - Broadcasting & Radio – 3.9%
Entercom Radio LLC (BB-/B1)
7,200,000	4.500	11/01/23	7,281,000
Getty Images, Inc. (CCC+/B3)
59,347,498	4.750	10/18/19	51,681,582
iHeart Communications, Inc. (CCC/Caa1)
1,650,000	7.520	01/30/19	1,340,625
20,847,038	8.270	07/30/19	16,955,521
Nexstar Broadcasting, Inc. (BB+/Ba3)
15,632,045	3.000	09/21/23	15,754,132
Salem Communications Corp. (B-/B2)
13,191,464	4.500	03/13/20	12,762,741
The E.W. Scripps Co. (BBB-/Ba2)
12,754,011	3.270	12/05/20	12,785,896
Townsquare Media, Inc. (BB-/Ba2)
3,123,949	4.250	04/01/22	3,135,664
Tribune Media Co. (BB+/Ba3)
15,566,085	3.770	12/27/20	15,678,939

			137,376,100

Media - Cable – 3.0%
Charter Communications Operating LLC (BBB-/Ba1)
29,170,760	3.020	07/01/20	29,292,402
14,392,891	3.020	01/03/21	14,448,880
Charter Communications Operating LLC (BBB-/Ba2)
3,183,960	2.755	01/15/22	3,197,906
623,434	3.005	01/15/24	626,663
GCI Holdings, Inc. (BB+/Ba2)
5,107,678	3.770	02/02/22	5,107,678
Neptune Finco Corp. (BB-/Ba1)
9,720,395	3.876	10/11/24	9,815,557
Numericable U.S. LLC (B+/B1)
5,099,375	5.137	01/15/24	5,159,497
Virgin Media Investment Holdings Ltd. (BB-/Ba3)
11,750,000	2.750	01/31/25	11,795,590
Wave Division Holdings LLC (BB-/Ba3)
8,162,786	4.000	10/15/19	8,205,641
WideOpenWest Finance LLC (B/B1)
1,820,438	4.500	08/18/23	1,838,314
Ziggo N.V. (BB-/Ba3)
7,328,726	3.500	01/15/22	7,359,287
4,343,261	3.500	01/15/22	4,361,372
1,349,572	3.701	01/15/22	1,355,199

Principal Amount		Interest Rate	Maturity Date	Value
Bank Loans(a) – (continued)
Media - Cable – (continued)
Ziggo Secured Finance BV (BB-/Ba3)
EUR	5,500,000	3.750%	08/31/24	$ 5,809,030

				108,373,016

Media - Non Cable – 5.0%
Advantage Sales & Marketing, Inc. (B/B1)
	$15,931,203	4.250	07/23/21	15,975,014
Advantage Sales & Marketing, Inc. (CCC+/Caa1)
	4,203,226	7.500	07/25/22	4,090,286
Checkout Holding Corp. (B-/B1)
	30,681,612	4.500	04/09/21	26,693,003
Checkout Holding Corp. (CCC-/Caa1)
	23,600,000	7.750	04/11/22	16,815,000
EMI Music Publishing LLC (B+/B1)
	7,767,570	3.385	08/22/22	7,808,583
McGraw-Hill Global Education Holdings LLC (B+/Ba3)
	8,767,481	5.000	05/04/22	8,768,884
Media General, Inc. (BB+/Ba3)
	8,081,000	4.000	07/31/20	8,082,292
Mission Broadcasting, Inc. (NR/Ba3)
	1,392,955	3.000	09/26/23	1,403,833
NEP Europe Finco BV (B+/B1)
EUR	4,950,000	0.000	11/17/23	5,201,918
NEP Supershooters LP (B-/Caa1)
	$20,832,739	10.000	07/22/20	20,910,862
NEP/NCP Holdco, Inc. (NR/B1)
	27,278,404	4.250	01/22/20	27,346,600
Nielsen Finance LLC (BBB-/Ba1)
	10,850,000	3.154	10/04/23	10,963,057
Renaissance Learning, Inc. (B-/B2)
	10,115,966	4.500	04/09/21	10,137,007
Renaissance Learning, Inc. (CCC/Caa2)
	9,612,400	8.000	04/11/22	9,500,223
WMG Acquisition Corp. (B/Ba3)
	6,087,047	3.750	11/01/23	6,133,978

				179,830,540

Metals & Mining – 0.9%
FMG Resources (August 2006) Pty Ltd. (BBB-/Ba1)
	8,892,767	3.750	06/30/19	8,910,553
Global Brass & Copper, Inc. (BB-/B2)
	7,281,750	5.250	07/18/23	7,418,283
Hi Crush Partners LP (B/Caa1)
	17,875,821	4.750	04/28/21	17,160,788
Novelis, Inc. (BB/Ba2)
	270,875	4.020	06/02/22	272,313

				33,761,937

Packaging – 2.8%
Anchor Glass Container Corp. (B/B1)
	1,596,397	4.250	12/07/23	1,607,875
Ardagh Holdings USA, Inc. (B+/Ba3)
	5,403,797	4.000	12/17/21	5,459,186
Berry Plastics Holding Corp. (BB/Ba3)
	18,660,298	3.500	02/08/20	18,787,561
	17,435,295	3.500	01/06/21	17,532,235
	2,849,605	3.750	10/01/22	2,876,335
BWAY Holding Co., Inc. (B-/B2)
	22,897,496	4.750	08/14/23	22,943,291

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Bank Loans(a) – (continued)
Packaging – (continued)
Onex Wizard U.S. Acquisition, Inc. (B+/B1)
$15,277,202	4.000%	03/13/22	$ 15,386,128
Reynolds Group Holdings, Inc. (B+/B2)
14,844,365	4.250	02/05/23	15,026,505

			99,619,116

Paper – 0.1%
Flex Acquisition Co., Inc. (B/B1)
4,725,000	4.250	12/13/23	4,764,359

Real Estate – 1.2%
Communications Sales & Leasing, Inc. (BB-/B1)
6,349,887	4.500	10/24/22	6,435,610
MGM Growth Properties LLC (BB+/B1)
23,683,127	3.520	04/25/23	23,936,773
Realogy Corp. (BB+/Ba1)
12,143,178	3.770	07/20/22	12,196,366

			42,568,749

Restaurants – 1.7%
1011778 B.C. Unlimited Liability Co. (B+/Ba3)
61,040,237	3.750	12/10/21	61,536,494

Retailers – 6.7%
Academy Ltd. (B-/B2)
9,211,286	5.000	07/01/22	8,506,622
American Apparel (USA) LLC (NR/NR)(b)(c)(d)
3,746,635	11.998	11/30/17	3,746,635
1,578,192	11.998	11/30/17	1,578,192
American Apparel (USA) LLC (NR/WR)(b)(c)(d)
5,979,743	10.770	02/05/20	1,016,556
Bass Pro Group LLC (B+/B1)
9,057,515	4.000	06/05/20	9,023,549
BJ’s Wholesale Club, Inc. (B-/B3)
44,382,802	4.500	09/26/19	44,778,252
BJ’s Wholesale Club, Inc. (CCC/Caa2)
25,730,209	8.500	03/26/20	26,008,867
Burlington Coat Factory Warehouse Corp. (BB/Ba3)
5,015,645	3.510	08/13/21	5,045,187
Dollar Tree, Inc. (BBB-/Ba1)
4,286,033	3.250	07/06/22	4,320,878
15,625,000	4.250	07/06/22	15,833,281
Harbor Freight Tools USA, Inc. (BB-/Ba3)
10,922,625	3.887	08/19/23	11,068,224
J Crew Group, Inc. (CCC-/Caa1)
25,109,805	4.000	03/05/21	14,155,653
Michaels Stores, Inc. (BB/Ba2)
10,268,142	3.750	01/27/23	10,380,476
Neiman Marcus Group Ltd., Inc. (B-/B2)
38,801,812	4.250	10/25/20	33,631,471
Party City Holdings, Inc. (B+/B1)
12,143,790	4.240	08/19/22	12,246,283
Petco Animal Supplies, Inc. (B/B1)
6,444,250	5.000	01/26/23	6,471,896
3,498,563	5.140	01/26/23	3,516,055
PetSmart, Inc. (BB-/Ba3)
23,450,263	4.000	03/11/22	23,508,889
True Religion Apparel, Inc. (CCC/Caa2)
16,646,250	5.875	07/30/19	3,395,835

Principal Amount		Interest Rate	Maturity Date	Value
Bank Loans(a) – (continued)
Retailers – (continued)
True Religion Apparel, Inc. (CC/Caa3)
	$7,650,000	11.000%	01/30/20	$ 1,300,500

				239,533,301

Services Cyclical - Business Services – 2.6%
Acosta Holdco, Inc. (B/B1)
	9,389,292	4.250	09/26/21	9,142,823
Equinix, Inc. (BBB-/Ba2)
EUR	2,650,000	0.000	12/09/23	2,805,786
EVO Payments International LLC (B/B1)
	$13,050,000	5.750	11/15/23	13,115,250
First Data Corp. (BB/Ba3)
	35,499,733	3.756	03/24/21	35,899,105
First Data Corp. (BB/B1)
	2,871,380	3.756	07/10/22	2,900,696
Global Payments, Inc. (BBB-/Ba2)
	4,798,958	3.270	04/22/23	4,842,149
Koosharem LLC (B-/Caa1)
	6,798,114	7.500	05/16/20	6,126,801
Vantiv LLC (NR/WR)
	18,134,581	3.250	10/14/23	18,279,658

				93,112,268

Services Cyclical - Consumer Services – 1.9%
Bright Horizons Family Solution, Inc. (BB/B1)
	32,766,104	3.500	11/07/23	33,022,008
Spin Holdco, Inc. (B/B2)
	25,120,113	4.250	11/14/19	25,012,347
Weight Watchers International, Inc. (B-/B3)
	10,061,532	4.100	04/02/20	8,300,764

				66,335,119

Technology - Software/Services – 5.9%
Ancestry.com Operations, Inc. (B/B1)
	9,000,000	5.250	10/19/23	9,081,540
Aspect Software, Inc. (NR/WR)
	4,590,927	11.278	05/25/20	4,571,783
Avago Technologies Cayman Ltd. (BBB-/Ba1)
	38,547,690	3.704	02/01/23	39,077,721
Avast Software BV (BB-/Ba3)
	5,431,250	5.000	09/30/22	5,509,351
BMC Software Finance, Inc. (B+/B1)
	44,075,019	5.000	09/10/20	43,964,831
Cavium, Inc. (BB/Ba3)
	5,461,313	3.750	08/16/22	5,509,099
Electrical Components International, Inc. (B/B1)
	7,147,945	5.750	05/28/21	7,156,880
Emdeon, Inc. (BB-/Ba3)
	17,750,040	3.750	11/02/18	17,775,955
Infor (US), Inc. (B+/B1)
	16,521,510	3.750	06/03/20	16,535,223
MA FinanceCo. LLC (BB-/B1)
	7,222,128	4.520	11/20/19	7,305,616
Micron Technology, Inc. (BBB-/Baa2)
	25,809,839	4.520	04/26/22	26,177,629
NXP BV (BBB-/Baa2)
	12,126,583	3.270	12/07/20	12,181,153
SS&C Technologies, Inc. (BB+/Ba3)
	11,452,800	4.000	07/08/22	11,603,176
	1,168,724	4.000	07/08/22	1,184,070

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Bank Loans(a) – (continued)
Technology - Software/Services – (continued)
Western Digital Corp. (BBB-/Ba1)
$3,164,100	4.520%	04/29/23	$ 3,212,542

			210,846,569

Utilities - Electric – 0.9%
Calpine Corp. (BB/Ba2)
14,335,000	2.520	11/04/17	14,376,858
17,925,874	3.750	05/27/22	17,991,124

			32,367,982

Wireless Telecommunications – 5.6%
Asurion LLC (B+/B1)
2,477,605	4.020	07/08/20	2,496,956
Asurion LLC (CCC+/Caa1)
51,889,949	8.500	03/03/21	52,700,989
Asurion LLC (B+/B1)
26,478,063	5.000	08/04/22	26,815,658
Intelsat Jackson Holdings SA (B-/B1)
75,175,582	3.750	06/30/19	72,583,528
Level 3 Financing, Inc. (BBB-/Ba1)
12,095,000	4.000	08/01/19	12,255,259
13,000,000	4.000	01/15/20	13,169,000
9,727,000	3.500	05/31/22	9,836,429
LTS Buyer LLC (B/B1)
4,661,597	4.248	04/13/20	4,683,460
Zayo Group LLC (BB-/Ba2)
4,127,619	3.750	05/06/21	4,169,473

			198,710,752

Wirelines Telecommunications – 0.3%
Consolidated Communications, Inc. (BB-/Ba3)
8,800,000	4.000	10/05/23	8,845,584

TOTAL BANK LOANS (Cost $2,871,594,476)			$2,793,785,061

Corporate Obligations – 10.3%
Airlines – 0.8%
Air Canada 2013-1 Class C Pass Through Trust (BB/Ba3)(e)
$4,996,000	6.625%	05/15/18	$ 5,185,848
Air Canada Pass Through Trust Series 2013-1, Class B (BBB/Ba1)(e)
13,389,714	5.375	11/15/22	13,724,457
Continental Airlines 2012-3 Class C Pass Through Trust (NR/Ba2)
4,825,000	6.125	04/29/18	5,011,969
United Airlines 2014-1 Class B Pass Through Trust (BBB/NR)
322,822	4.750	10/11/23	322,822
United Continental Holdings, Inc. (BB-/B1)
4,513,000	6.375	06/01/18	4,704,802

			28,949,898

Automotive(e)(f) – 0.4%
IHO Verwaltungs GmbH (BB-/Ba1)(g)
6,700,000	4.500	09/15/23	6,557,625
Schaeffler Finance BV (BB+/Baa3)
7,475,000	4.750	05/15/23	7,577,781

			14,135,406

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Consumer Cyclical Services - Business – 0.0%
Escrow Ambassadors Group, Inc. (NR/NR)
$9,986,469	13.000%	04/15/20	$ —

Consumer Products - Industrial(e)(f) – 0.3%
HD Supply, Inc. (BB-/B1)
7,525,000	5.250	12/15/21	7,957,688
HD Supply, Inc. (B/B3)
3,395,000	5.750	04/15/24	3,577,481

			11,535,169

Electric(e)(f) – 0.1%
Calpine Corp. (BB/Ba2)
4,714,000	7.875	01/15/23	4,908,453

Energy(e)(f)(h) – 0.4%
FTS International, Inc. (B/B3)
14,900,000	8.463	06/15/20	14,900,000

Energy - Exploration & Production(f) – 0.3%
Antero Resources Corp. (BB/Ba3)
8,075,000	5.625	06/01/23	8,236,500
SM Energy Co. (B+/B3)
2,400,000	6.750	09/15/26	2,466,000

			10,702,500

Finance – 0.6%
Ally Financial, Inc. (BB+/Ba3)
7,525,000	3.750	11/18/19	7,553,219
International Lease Finance Corp. (BBB-/Baa3)(e)
1,000,000	7.125	09/01/18	1,077,500
International Lease Finance Corp. (BBB-/Ba1)
7,500,000	5.875	04/01/19	7,964,850
Navient Corp. (BB-/Ba3)
4,550,000	6.625	07/26/21	4,862,521
Speedy Cash Intermediate Holdings Corp. (CCC/Caa3)(e)(f)
800,000	10.750	05/15/18	760,000

			22,218,090

Food and Beverage(e)(f) – 0.3%
Performance Food Group, Inc. (BB-/B2)
7,950,000	5.500	06/01/24	8,009,625
Shearer’s Foods LLC/Chip Finance Corp. (B/B1)
900,000	9.000	11/01/19	938,250

			8,947,875

Gaming(f) – 0.6%
Caesars Entertainment Operating Co., Inc. (D/WR)(b)
14,605,824	9.000	02/15/20	15,171,799
Greektown Holdings LLC/Greektown Mothership Corp. (B-/B3)(e)
1,575,000	8.875	03/15/19	1,657,688
Scientific Games International, Inc. (B+/Ba3)(e)
2,600,000	7.000	01/01/22	2,788,500

			19,617,987

Health Care – 1.8%
HCA, Inc. (BBB-/Ba1)
10,000,000	3.750	03/15/19	10,275,000

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Health Care – (continued)
HCA, Inc. (BBB-/Ba1) – (continued)
	$12,900,000	5.000%		03/15/24	$ 13,270,875
	13,225,000	5.250		04/15/25	13,803,594
	16,775,000	5.250	(f)	06/15/26	17,341,156
Tenet Healthcare Corp. (BB-/Ba3)(f)(h)
	8,000,000	4.463		06/15/20	8,060,000
Tenet Healthcare Corp. (B/Ba3)(e)(f)
	2,975,000	7.500		01/01/22	3,108,875

					65,859,500

Media - Broadcasting & Radio(e) – 0.9%
Abe Investment Holdings, Inc./Getty Images, Inc. (CCC+/B3)
	3,000,000	10.500		10/16/20	2,850,000
Gray Television, Inc. (B+/B2)(f)
	3,250,000	5.125		10/15/24	3,152,500
Nexstar Escrow Corp. (B+/B3)(f)
	2,500,000	5.625		08/01/24	2,475,000
Univision Communications, Inc. (B+/B2)(f)
	13,339,000	6.750		09/15/22	14,005,950
	8,500,000	5.125		02/15/25	8,117,500

					30,600,950

Media - Cable – 1.5%
Altice Financing SA (BB-/B1)(e)(f)
	8,075,000	7.500		05/15/26	8,357,625
DISH DBS Corp. (B+/Ba3)
	7,850,000	7.750		07/01/26	8,870,500
SFR Group SA (B+/B1)(e)(f)
	3,875,000	6.000		05/15/22	3,971,875
	16,300,000	6.250		05/15/24	16,361,125
Virgin Media Secured Finance PLC (BB-/Ba3)(e)(f)
	16,300,000	5.500		08/15/26	16,238,875

					53,800,000

Media - Non Cable(f) – 0.4%
Nielsen Finance LLC/Nielsen Finance Co. (BB+/B1)(e)
	7,800,000	5.000		04/15/22	7,956,000
Tribune Media Co. (BB-/B3)
	3,125,000	5.875		07/15/22	3,171,875
Univision Communications, Inc. (B+/B2)
	2,032,000	6.750		09/15/22	2,128,520

					13,256,395

Packaging(e)(f) – 0.5%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (B+/Ba3)
	5,000,000	4.156	(h)	05/15/21	5,137,500
EUR	2,600,000	4.250		01/15/22	2,832,682
	$3,000,000	4.625		05/15/23	2,973,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu (B+/B2)
	4,800,000	4.380	(h)	07/15/21	4,908,000
	2,000,000	5.125		07/15/23	2,040,000

					17,891,932

Restaurants(f) – 0.2%
New Red Finance, Inc. (B+/Ba3)
	5,600,000	4.625		01/15/22	5,726,000

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Restaurants(f) – (continued)
New Red Finance, Inc. (B+/Ba3) – (continued)
$2,825,000	4.625	%(e)	01/15/22	$ 2,888,563

				8,614,563

Services Cyclical - Business Services(e)(f) – 0.3%
First Data Corp. (BB/Ba3)
9,075,000	6.750		11/01/20	9,415,312

Telecommunications - Cellular – 0.9%
Sprint Communications, Inc. (B/Caa1)
5,000,000	8.375		08/15/17	5,175,000
Sprint Communications, Inc. (B+/B1)(e)
16,050,000	9.000		11/15/18	17,655,000
Sprint Corp. (B/Caa1)
3,650,000	7.875		09/15/23	3,896,375
Wind Acquisition Finance SA (BB/Ba3)(e)(f)
3,900,000	4.750		07/15/20	3,919,500

				30,645,875

TOTAL CORPORATE OBLIGATIONS (Cost $357,980,921)				$ 365,999,905

Asset-Backed Securities(e)(h) – 0.9%
Collateralized Loan Obligations – 0.9%
Carlyle Global Market Strategies CLO Ltd. Series 2014-1A, Class AR (AAA/Aaa)
$10,300,000	2.180%		04/17/25	$ 10,299,980
GoldenTree Loan Opportunities IX Ltd. Series 2014-9A, Class AR (NR/Aaa)
23,700,000	2.238		10/29/26	23,699,834

TOTAL ASSET-BACKED SECURITIES (Cost $34,000,000)				$ 33,999,814

Shares	Description			Value
Common Stocks(b)(c)(d) – 0.4%
Oil, Gas & Consumable Fuels – 0.4%
1,282,257	Magnum Hunter Resources Corp. PI			$ 14,104,827

Textiles, Apparel & Luxury Goods – 0.0%
449,607	American Apparel, Inc. PI			—

TOTAL COMMON STOCKS (Cost $22,721,441)				$ 14,104,827

Exchange Traded Fund(c) – 0.5%
175,097	Goldman Sachs Treasury Access 0-1 Year ETF			$ 17,514,953
(Cost $17,513,730)

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Shares	Distribution Rate	Value
Investment Company(c)(h) – 12.4%
Goldman Sachs Financial Square Government Fund - Institutional Shares
442,155,374	0.450%	$ 442,155,374
(Cost $442,155,374)

TOTAL INVESTMENTS – 102.8% (Cost $3,745,965,942)		$3,667,559,934

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.8)%		(100,404,234)

NET ASSETS – 100.0%		$3,567,155,700

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The stated interest rate represents the weighted average interest rate of all contracts within the bank loan facility on December 31, 2016. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(b)	Security is currently in default and/or non-income producing.

(c)	Represents an Affiliated Fund/Issuer.

(d)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered and the registration statement is effective. Disposal of these securities may involve time consuming negotiations and prompt sale at an acceptable price may be difficult. Total market value of restricted securities amounts to $22,374,735, which represents approximately 0.6% of net assets as of December 31, 2016. See additional details below:

Restricted Security	Acquisition Date	Cost

Magnum Hunter Resources Corp. PI	05/06/16 - 08/08/16	$12,794,670
Magnum Hunter Resources, Inc. (NR/NR)	05/06/16 - 08/08/16	1,928,525
American Apparel, Inc. PI	04/01/13 - 02/05/16	9,926,771
American Apparel (USA) LLC (NR/NR)	04/05/16 - 09/31/16	5,302,732
American Apparel (USA) LLC (NR/WR)	02/05/16 - 09/01/16	5,979,743

(e)	Exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $251,986,342, which represents approximately 7.1% of net assets as of December 31, 2016.

(f)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(g)	Pay-in-kind securities.

(h)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on December 31, 2016.

Currency Abbreviations:
EUR	— Euro
USD	— U.S. Dollar

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
ETF	— Exchange Traded Fund
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PI	— Private Investment
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2016, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased	Currency Sold	Current Value	Settlement Date	Unrealized Gain

Citibank NA (London)	USD 9,845,721	EUR 9,267,948	$9,759,549	01/05/17	$86,171

FUTURES CONTRACTS — At December 31, 2016, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

5 Year U.S. Treasury Notes	(436)	March 2017	$(51,301,531)	$115,054
10 Year U.S. Treasury Notes	(228)	March 2017	(28,336,125)	60,143

TOTAL				$175,197

SWAP CONTRACTS — At December 31, 2016, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

		Rates Exchanged		Market Value
Notional Amount (000s)(a)	Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

$28,500	03/15/22	3 month LIBOR	1.500%	$788,589	$(76,862)
30,100	03/15/24	3 month LIBOR	1.750	1,060,567	(183,591)

TOTAL				$1,849,156	$(260,453)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2016.

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Counterparty	Notional Amount (000s)	Reference Security	Termination Date	Financing Fee#	Unrealized Gain (Loss)*

JPMorgan Securities, Inc.	$180	Markit iBoxx USD Liquid Leveraged Loans Total Return Index	03/20/17	3 month LIBOR	$(88,127)
Morgan Stanley & Co.	228	Markit iBoxx USD Liquid Leveraged Loans Total Return Index	03/20/17	3 month LIBOR	(102,760)

TOTAL					$(190,887)

*	There are no upfront payments on the swap contracts(s), therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

TAX INFORMATION — At December 31, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$3,748,008,862

Gross unrealized gain	36,024,231
Gross unrealized loss	(116,473,159)

Net unrealized security loss	$(80,448,928)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – 89.3%
Aerospace/Defense(a) – 0.2%
Lockheed Martin Corp.
$850,000	4.700%		05/15/46	$ 924,567

Automotive – 2.0%
Ford Motor Credit Co. LLC
4,325,000	5.875		08/02/21	4,776,391
General Motors Co.
3,700,000	3.500		10/02/18	3,773,634

				8,550,025

Banks – 15.1%
Bank of America Corp.
1,950,000	5.000		05/13/21	2,123,624
5,500,000	4.000		04/01/24	5,672,364
1,425,000	3.248	(a)	10/21/27	1,360,447
325,000	6.110		01/29/37	380,996
1,200,000	4.875		04/01/44	1,302,085
Barclays PLC
850,000	5.200		05/12/26	866,242
Citigroup, Inc.
850,000	2.650		10/26/20	850,598
500,000	3.875		03/26/25	496,700
800,000	4.450		09/29/27	812,677
752,000	4.650		07/30/45	792,644
Citizens Financial Group, Inc.(a)
1,550,000	2.375		07/28/21	1,519,997
Compass Bank(a)
1,025,000	2.750		09/29/19	1,019,421
Credit Suisse Group Funding Guernsey Ltd.
2,150,000	3.125		12/10/20	2,143,279
400,000	3.750		03/26/25	393,921
Deutsche Bank AG
450,000	2.500		02/13/19	446,394
1,225,000	4.250	(b)	10/14/21	1,229,724
Discover Financial Services(a)
1,100,000	3.750		03/04/25	1,075,427
HSBC Bank USA NA
300,000	7.000		01/15/39	396,411
HSBC Holdings PLC
1,600,000	3.400		03/08/21	1,627,006
ING Bank NV(a)(c)
3,075,000	4.125		11/21/23	3,108,241
Intesa Sanpaolo SpA
4,075,000	3.875		01/16/18	4,129,165
725,000	5.017	(b)	06/26/24	666,094
JPMorgan Chase & Co.
3,700,000	3.875		09/10/24	3,743,797
1,975,000	3.625	(a)	12/01/27	1,916,117
1,575,000	5.300	(a)(c)	05/01/49	1,607,382
KBC Bank NV(a)(c)
2,000,000	8.000		01/25/23	2,109,000
Mitsubishi UFJ Financial Group, Inc.
1,400,000	2.950		03/01/21	1,409,345
2,600,000	3.850		03/01/26	2,670,837
PNC Preferred Funding Trust II(a)(b)(c)
2,800,000	2.186		03/29/49	2,702,000
Royal Bank of Scotland PLC(a)(c)
1,150,000	9.500		03/16/22	1,168,687
Santander UK PLC(b)
1,475,000	5.000		11/07/23	1,500,553

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Banks – (continued)
Synchrony Financial(a)
$2,675,000	2.600%	01/15/19	$ 2,688,530
The Toronto-Dominion Bank(a)(c)
1,175,000	3.625	09/15/31	1,147,775
UBS Group Funding Jersey Ltd.(b)
2,200,000	3.000	04/15/21	2,201,159
Wells Fargo & Co.
3,475,000	3.000	10/23/26	3,309,580
1,700,000	3.900	05/01/45	1,612,462
Westpac Banking Corp.(a)(c)
1,275,000	4.322	11/23/31	1,279,061

			63,479,742

Brokerage – 1.6%
Morgan Stanley, Inc.
3,125,000	3.700	10/23/24	3,162,225
2,150,000	4.000	07/23/25	2,203,787
1,125,000	4.300	01/27/45	1,121,140

			6,487,152

Chemicals – 0.9%
Albemarle Corp.(a)
900,000	3.000	12/01/19	920,426
Ecolab, Inc.
942,000	5.500	12/08/41	1,107,784
LYB International Finance BV(a)
700,000	4.875	03/15/44	724,911
Monsanto Co.(a)
350,000	4.700	07/15/64	315,244
Westlake Chemical Corp.(a)(b)
550,000	3.600	08/15/26	529,007

			3,597,372

Consumer Cyclical Services(a) – 0.8%
The Priceline Group, Inc.
3,275,000	3.650	03/15/25	3,265,899

Diversified Financial Services – 0.6%
Air Lease Corp.
1,250,000	2.125	01/15/20	1,231,346
GE Capital International Funding Co.
1,200,000	4.418	11/15/35	1,257,489

			2,488,835

Diversified Manufacturing(a) – 0.3%
Roper Technologies, Inc.
1,275,000	3.800	12/15/26	1,284,828

Electric – 6.7%
Berkshire Hathaway Energy Co.
1,300,000	6.125	04/01/36	1,623,543
CMS Energy Corp.(a)
500,000	4.875	03/01/44	536,019
Dominion Resources, Inc.(a)
1,450,000	2.000	08/15/21	1,406,175
Duke Energy Corp.(a)
500,000	2.650	09/01/26	466,664
400,000	4.800	12/15/45	422,788
Emera US Finance LP(a)(b)
775,000	2.700	06/15/21	767,128

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Electric – (continued)
Entergy Corp.(a)
	$875,000	2.950%		09/01/26	$ 818,512
Exelon Corp.(a)
	1,550,000	2.850		06/15/20	1,566,546
	400,000	4.450		04/15/46	391,570
Florida Power & Light Co.(a)
	2,200,000	5.250		02/01/41	2,591,970
Fortive Corp.(a)(b)
	1,075,000	4.300		06/15/46	1,064,408
Kentucky Utilities Co.(a)
	1,700,000	5.125		11/01/40	1,945,915
Pacific Gas & Electric Co.(a)
	1,000,000	4.250		03/15/46	1,016,231
PPL WEM Holdings PLC(a)(b)
	1,750,000	5.375		05/01/21	1,888,282
Progress Energy, Inc.
	1,000,000	7.000		10/30/31	1,296,489
Public Service Electric & Gas Co.(a)
	2,525,000	3.950		05/01/42	2,520,814
Puget Sound Energy, Inc.(a)(c)
	2,300,000	6.974		06/01/67	1,966,500
Ruwais Power Co. PJSC(b)
	670,000	6.000		08/31/36	761,288
Southern California Edison Co.(a)
	1,550,000	4.050		03/15/42	1,562,319
The Southern Co.(a)
	1,675,000	2.350		07/01/21	1,646,548
Virginia Electric and Power Co.(a)
	2,030,000	4.000		01/15/43	2,005,421

					28,265,130

Energy – 7.0%
Anadarko Petroleum Corp.
	4,025,000	8.700		03/15/19	4,574,280
	1,540,000	3.450	(a)	07/15/24	1,511,733
	625,000	6.450		09/15/36	743,854
Apache Corp.(a)
	525,000	2.625		01/15/23	504,828
	1,395,000	4.250		01/15/44	1,375,223
BP Capital Markets PLC(a)
	1,925,000	3.119		05/04/26	1,880,086
ConocoPhillips Co.(a)
	2,010,000	3.350		11/15/24	1,998,424
	1,150,000	4.950		03/15/26	1,269,602
	725,000	4.150		11/15/34	708,645
Devon Energy Corp.(a)
	1,320,000	3.250		05/15/22	1,311,625
	1,000,000	4.750		05/15/42	944,695
Dolphin Energy Ltd.(b)
	98,712	5.888		06/15/19	103,031
Halliburton Co.(a)
	1,400,000	3.800		11/15/25	1,422,256
	900,000	5.000		11/15/45	970,600
Occidental Petroleum Corp.(a)
	900,000	3.400		04/15/26	906,790
Petroleos Mexicanos
	170,000	5.500	(b)	02/04/19	176,588
	410,000	6.375	(b)	02/04/21	435,625
	12,000	6.375		02/04/21	12,750
EUR	1,450,000	5.125		03/15/23	1,646,543
	$100,000	4.500		01/23/26	90,875

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Energy – (continued)
$1,080,000	6.875	%(b)	08/04/26	$ 1,142,100
92,000	6.875		08/04/26	97,290
20,000	5.500		06/27/44	16,644
180,000	5.625		01/23/46	149,625
Pioneer Natural Resources Co.(a)
1,610,000	3.450		01/15/21	1,645,236
575,000	3.950		07/15/22	596,580
Suncor Energy, Inc.(a)
2,875,000	3.600		12/01/24	2,946,110

				29,181,638

Food & Beverage – 7.6%
Anheuser-Busch InBev Finance, Inc.(a)
10,400,000	3.300		02/01/23	10,584,413
425,000	3.650		02/01/26	431,456
1,025,000	4.900		02/01/46	1,107,892
Anheuser-Busch InBev Worldwide, Inc.
925,000	4.950		01/15/42	1,006,919
Beam Suntory, Inc.(a)
3,150,000	3.250		05/15/22	3,157,431
Kraft Heinz Foods Co.(a)
3,300,000	3.500		07/15/22	3,349,846
1,450,000	4.375		06/01/46	1,364,420
Mead Johnson Nutrition Co.(a)
1,550,000	4.125		11/15/25	1,584,704
Molson Coors Brewing Co.(a)
775,000	3.000		07/15/26	732,617
Pernod-Ricard SA(b)
2,300,000	4.450		01/15/22	2,440,242
Sigma Alimentos SA de CV(a)(b)
350,000	4.125		05/02/26	330,313
Sysco Corp.(a)
1,650,000	3.750		10/01/25	1,669,902
The JM Smucker Co.
1,450,000	3.000		03/15/22	1,464,007
WM Wrigley Jr Co.(a)(b)
2,650,000	3.375		10/21/20	2,724,081

				31,948,243

Health Care – 2.6%
Aetna, Inc.(a)
375,000	2.400		06/15/21	373,302
1,000,000	2.800		06/15/23	985,009
AmerisourceBergen Corp.(a)
2,975,000	3.250		03/01/25	2,950,444
Medtronic, Inc.
2,450,000	3.150		03/15/22	2,509,344
Mylan NV(a)(b)
300,000	5.250		06/15/46	276,688
Thermo Fisher Scientific, Inc.(a)
1,100,000	3.650		12/15/25	1,103,569
UnitedHealth Group, Inc.
1,125,000	4.625		07/15/35	1,226,294
1,475,000	4.750		07/15/45	1,624,887

				11,049,537

Life Insurance – 2.1%
AIA Group Ltd.(a)(b)
2,125,000	3.200		03/11/25	2,050,967

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Life Insurance – (continued)
MetLife, Inc.
$2,275,000	3.600%		04/10/24	$ 2,335,344
400,000	4.050		03/01/45	385,600
Reliance Standard Life Global Funding II(b)
2,350,000	2.500		01/15/20	2,335,745
Teachers Insurance & Annuity Association of America(b)
890,000	4.900		09/15/44	962,764
The Hartford Financial Services Group, Inc.
440,000	6.100		10/01/41	516,335

				8,586,755

Lodging(a) – 0.8%
Marriott International, Inc.
1,600,000	2.875		03/01/21	1,607,214
1,825,000	2.300		01/15/22	1,770,336

				3,377,550

Media - Cable – 2.7%
Charter Communications Operating LLC/Charter Communications Operating Capital(a)
2,175,000	3.579		07/23/20	2,219,011
700,000	4.464		07/23/22	731,522
2,325,000	4.908		07/23/25	2,450,387
Comcast Corp.
1,375,000	4.250		01/15/33	1,430,914
2,075,000	6.450		03/15/37	2,679,126
Time Warner Cable LLC
890,000	6.750		07/01/18	950,182
150,000	5.000		02/01/20	159,199
500,000	5.875	(a)	11/15/40	533,223
300,000	5.500	(a)	09/01/41	304,983

				11,458,547

Media - Non Cable – 0.6%
21st Century Fox America, Inc.
1,700,000	6.150		02/15/41	2,010,706
Viacom, Inc.(a)
650,000	3.450		10/04/26	600,729

				2,611,435

Metals & Mining(b) – 0.3%
Glencore Finance Canada Ltd.
825,000	4.250		10/25/22	843,563
Glencore Funding LLC
500,000	4.125		05/30/23	503,170

				1,346,733

Noncaptive - Financial – 2.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
900,000	4.625		10/30/20	936,000
Air Lease Corp.
1,100,000	5.625		04/01/17	1,109,625
Capital One Financial Corp.(a)
1,550,000	4.200		10/29/25	1,555,155
General Electric Co.
294,000	5.875		01/14/38	370,008
International Lease Finance Corp.(b)
2,625,000	7.125		09/01/18	2,828,437

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Noncaptive - Financial – (continued)
KKR Group Finance Co. LLC(b)
$1,850,000	6.375%		09/29/20	$ 2,083,509

				8,882,734

Pharmaceuticals – 4.9%
AbbVie, Inc.(a)
2,500,000	2.300		05/14/21	2,449,465
Actavis Funding SCS(a)
2,175,000	3.450		03/15/22	2,207,645
275,000	3.800		03/15/25	275,324
1,200,000	4.850		06/15/44	1,189,798
Actavis, Inc.(a)
825,000	4.625		10/01/42	798,891
Forest Laboratories LLC(a)(b)
2,075,000	4.375		02/01/19	2,156,211
1,550,000	5.000		12/15/21	1,675,834
Mylan NV(a)(b)
850,000	3.950		06/15/26	795,471
Shire Acquisitions Investments Ireland DAC
3,750,000	1.900		09/23/19	3,702,457
2,300,000	3.200	(a)	09/23/26	2,148,970
Teva Pharmaceutical Finance Netherlands III BV
1,750,000	1.400		07/20/18	1,735,730
1,500,000	2.800		07/21/23	1,419,887

				20,555,683

Pipelines – 5.1%
Enbridge, Inc.(a)
1,000,000	3.500		06/10/24	973,916
Energy Transfer Partners LP(a)
650,000	4.650		06/01/21	674,874
1,540,000	5.200		02/01/22	1,648,932
456,000	5.150		03/15/45	437,340
EnLink Midstream Partners LP(a)
275,000	4.850		07/15/26	277,402
Enterprise Products Operating LLC(a)(c)
600,000	4.593		08/01/66	564,318
1,765,000	7.000		06/01/67	1,500,250
Kinder Morgan Energy Partners LP(a)
1,500,000	3.950		09/01/22	1,540,058
2,400,000	5.400		09/01/44	2,392,178
Kinder Morgan, Inc.(a)
1,000,000	3.050		12/01/19	1,014,356
Magellan Midstream Partners LP(a)
300,000	4.200		03/15/45	270,941
400,000	4.250		09/15/46	375,827
Plains All American Pipeline LP/PAA Finance Corp.(a)
400,000	3.650		06/01/22	402,208
1,344,000	4.650		10/15/25	1,388,531
530,000	5.150		06/01/42	491,410
500,000	4.700		06/15/44	445,516
Valero Energy Partners LP(a)
1,325,000	4.375		12/15/26	1,336,873
Western Gas Partners LP(a)
1,425,000	5.450		04/01/44	1,467,697
Williams Partners LP
3,630,000	3.600	(a)	03/15/22	3,649,206
175,000	6.300		04/15/40	186,793
275,000	4.900	(a)	01/15/45	254,157

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Pipelines – (continued)
$181,000	5.100	%(a)	09/15/45	$ 172,031

				21,464,814

Property/Casualty Insurance – 0.9%
American International Group, Inc.(a)
475,000	3.750		07/10/25	478,065
1,425,000	4.500		07/16/44	1,405,157
Arch Capital Group Ltd.
645,000	7.350		05/01/34	841,219
The Chubb Corp.(a)(c)
868,000	6.375		03/29/67	815,920

				3,540,361

Real Estate Investment Trusts – 5.6%
American Campus Communities Operating Partnership LP(a)
3,200,000	4.125		07/01/24	3,280,915
Camden Property Trust
2,575,000	5.700		05/15/17	2,613,357
CubeSmart LP(a)
1,625,000	4.800		07/15/22	1,749,584
Developers Diversified Realty Corp.
3,750,000	7.500		04/01/17	3,801,671
HCP, Inc.(a)
1,975,000	2.625		02/01/20	1,977,639
Kilroy Realty LP
1,125,000	6.625		06/01/20	1,257,990
National Retail Properties, Inc.(a)
700,000	3.600		12/15/26	689,579
Select Income REIT(a)
650,000	2.850		02/01/18	652,777
1,125,000	3.600		02/01/20	1,127,153
Tanger Properties LP(a)
1,025,000	3.125		09/01/26	962,827
Trust F/1401(a)(b)
230,000	5.250		12/15/24	224,250
UDR, Inc.
1,900,000	4.250		06/01/18	1,962,677
WEA Finance LLC/Westfield UK & Europe Finance PLC(a)(b)
2,150,000	2.700		09/17/19	2,174,611
Welltower, Inc.(a)
775,000	4.125		04/01/19	804,620

				23,279,650

Retailers – 2.6%
Amazon.com, Inc.(a)
2,325,000	3.300		12/05/21	2,409,281
CVS Health Corp.(a)
3,500,000	2.800		07/20/20	3,551,117
2,125,000	2.875		06/01/26	2,025,480
375,000	5.125		07/20/45	417,918
The Home Depot, Inc.
400,000	5.875		12/16/36	505,345
Walgreens Boots Alliance, Inc.(a)
775,000	2.600		06/01/21	770,134
850,000	3.450		06/01/26	834,361
375,000	4.650		06/01/46	380,539

				10,894,175

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Technology - Hardware – 3.4%
Cisco Systems, Inc.
$3,375,000	1.400%		09/20/19	$ 3,338,196
1,975,000	2.200		02/28/21	1,970,744
300,000	5.900		02/15/39	380,993
Diamond 1 Finance Corp./Diamond 2 Finance Corp.(b)
2,300,000	3.480		06/01/19	2,347,854
800,000	6.020	(a)	06/15/26	866,637
Hewlett Packard Enterprise Co.(a)
1,400,000	4.900		10/15/25	1,440,340
Intel Corp.(a)
1,100,000	4.900		07/29/45	1,230,551
NVIDIA Corp.(a)
625,000	3.200		09/16/26	600,911
Oracle Corp.(a)
1,400,000	4.300		07/08/34	1,447,577
QUALCOMM, Inc.
600,000	3.000		05/20/22	607,972

				14,231,775

Technology - Software/Services – 1.9%
Apple, Inc.
1,550,000	3.850		05/04/43	1,482,178
Fidelity National Information Services, Inc.(a)
3,300,000	4.500		10/15/22	3,510,405
Fiserv, Inc.(a)
2,500,000	2.700		06/01/20	2,512,072
Microsoft Corp.(a)
500,000	3.700		08/08/46	470,733

				7,975,388

Tobacco – 3.0%
Altria Group, Inc.
1,650,000	2.850		08/09/22	1,652,021
BAT International Finance PLC(b)
2,400,000	2.750		06/15/20	2,412,837
1,400,000	3.950		06/15/25	1,449,874
Philip Morris International, Inc.(a)
1,350,000	2.750		02/25/26	1,297,748
Reynolds American, Inc.
861,000	3.250		06/12/20	882,236
499,000	4.850		09/15/23	541,939
2,175,000	4.450	(a)	06/12/25	2,296,389
1,675,000	5.850	(a)	08/15/45	1,983,411

				12,516,455

Transportation – 0.3%
Burlington Northern Santa Fe LLC
425,000	6.150		05/01/37	542,809
450,000	3.900	(a)	08/01/46	439,955
Norfolk Southern Corp.(a)
200,000	4.650		01/15/46	212,653

				1,195,417

Trucking & Leasing(b) – 0.9%
ERAC USA Finance LLC
725,000	5.625		03/15/42	799,152

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Trucking & Leasing(b) – (continued)
Penske Truck Leasing Co. LP/PTL Finance Corp.
$2,275,000	3.375	%(a)	02/01/22	$ 2,294,244
650,000	4.875		07/11/22	697,522

				3,790,918

Wireless Telecommunications – 2.4%
American Tower Corp.
1,625,000	3.300	(a)	02/15/21	1,643,509
750,000	5.000		02/15/24	807,498
AT&T, Inc.
700,000	2.300		03/11/19	702,684
Crown Castle International Corp.(a)
675,000	2.250		09/01/21	653,026
Verizon Communications, Inc.
5,425,000	4.500		09/15/20	5,805,363
525,000	3.500	(a)	11/01/24	523,316

				10,135,396

Wirelines Telecommunications – 4.3%
AT&T, Inc.(a)
600,000	3.950		01/15/25	601,039
5,525,000	3.400		05/15/25	5,325,122
300,000	6.000		08/15/40	329,733
1,125,000	4.750		05/15/46	1,065,846
Telefonica Emisiones SAU
4,890,000	5.462		02/16/21	5,330,452
Verizon Communications, Inc.
1,550,000	5.150		09/15/23	1,713,902
650,000	2.625		08/15/26	598,359
1,423,000	4.862		08/21/46	1,441,917
1,885,000	4.522		09/15/48	1,807,549

				18,213,919

TOTAL CORPORATE OBLIGATIONS (Cost $373,473,326)				$374,580,673

Foreign Debt Obligations – 2.5%
Sovereign – 2.5%
Republic of Chile
$935,000	3.625%		10/30/42	$ 870,719
Republic of Colombia
2,221,000	4.000	(a)	02/26/24	2,240,434
1,492,000	6.125		01/18/41	1,611,360
Republic of Indonesia
200,000	3.700	(b)	01/08/22	201,000
387,000	5.875		01/15/24	426,668
430,000	4.125		01/15/25	427,312
350,000	4.350	(b)	01/08/27	351,313
470,000	6.750		01/15/44	567,525
Republic of Panama(d)
350,000	9.375		04/01/29	493,937
Republic of South Africa
730,000	4.875		04/14/26	726,350
United Mexican States
1,810,000	6.050		01/11/40	1,952,537
410,000	4.750		03/08/44	373,613
35,000	5.550		01/21/45	35,656

Principal Amount	Interest Rate	Maturity Date	Value
Foreign Debt Obligations – (continued)
Sovereign – (continued)
TOTAL FOREIGN DEBT OBLIGATIONS (Cost $10,091,365)			$ 10,278,424

Municipal Debt Obligations(a) – 3.2%
California – 1.8%
California State GO Bonds Build America Taxable Series 2009
$455,000	7.300%	10/01/39	$ 643,952
California State GO Bonds Build America Taxable Series 2010
2,320,000	7.625	03/01/40	3,432,487
California State University RB Build America Bonds Series 2010
2,825,000	6.484	11/01/41	3,556,986

			7,633,425

Illinois – 1.3%
Chicago Illinois Metropolitan Water Reclamation District GO Bonds Build America Taxable Direct Payment Series 2009
$1,775,000	5.720	12/01/38	2,124,497
Illinois State GO Bonds Build America Series 2010
3,225,000	6.630	02/01/35	3,295,531

			5,420,028

New Jersey – 0.1%
New Jersey State Turnpike Authority RB Build America Bonds Taxable Series 2009 F
$350,000	7.414%	01/01/40	$ 505,466

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $11,060,481)			$ 13,558,919

U.S. Treasury Obligations – 1.8%
United States Treasury Bond
$280,000	3.750%	11/15/43	$ 317,604
United States Treasury Inflation Protected Securities
825,264	0.125	04/15/19	835,902
523,605	0.125	01/15/23	520,348
414,380	0.625	01/15/24	422,062
203,600	0.125	07/15/24	200,298
United States Treasury Note
5,320,000	2.000	12/31/21	5,339,524

TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,634,704)			$ 7,635,738

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Shares	Distribution Rate	Value
Investment Company(c)(e) – 1.8%
Goldman Sachs Financial Square Government Fund - Institutional Shares
7,548,335	0.450%	$ 7,548,335
(Cost $7,548,335)

TOTAL INVESTMENTS – 98.6% (Cost $409,808,211)		$413,602,089

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.4%		5,965,113

NET ASSETS – 100.0%		$419,567,202

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $50,993,276, which represents approximately 12.2% of net assets as of December 31, 2016.

(c)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on December 31, 2016.

(d)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect at December 31, 2016.

(e)	Represents an Affiliated Fund.

Currency Abbreviations:
EUR	— Euro
USD	— U.S. Dollar

Investment Abbreviations:
BP	— British Pound Offered Rate
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
RB	— Revenue Bond
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2016, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

JPMorgan Chase Bank (London)	USD	1,612,759	EUR	1,551,162	$1,636,158	02/09/17	$(23,399)

FUTURES CONTRACTS — At December 31, 2016, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Eurodollars	(5)	June 2018	$(1,228,000)	$7,423
Eurodollars	(5)	September 2018	(1,226,563)	9,238
Eurodollars	(5)	December 2018	(1,225,000)	10,176
Eurodollars	(5)	March 2019	(1,223,875)	10,926
Eurodollars	(5)	June 2019	(1,222,813)	11,489
Eurodollars	(5)	September 2019	(1,221,938)	11,676
Eurodollars	(5)	December 2019	(1,220,937)	12,051
Eurodollars	(5)	March 2020	(1,220,312)	12,176
Ultra Long U.S. Treasury Bonds	60	March 2017	9,615,000	47,870
30 Day Federal Funds	(42)	April 2017	(17,377,140)	1,063
2 Year U.S. Treasury Notes	93	March 2017	20,151,938	9,756
5 Year U.S. Treasury Notes	(12)	March 2017	(1,411,969)	(11,025)
10 Year U.S. Treasury Notes	(207)	March 2017	(25,726,219)	(1,596)
20 Year U.S. Treasury Bonds	24	March 2017	3,615,750	31,599

TOTAL				$162,822

SWAP CONTRACTS — At December 31, 2016, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

		Rates Exchanged		Market Value
Notional Amount (000s)(a)	Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

$6,370	12/19/19	2.250%	3 month LIBOR	$627	$7,883
26,030	12/20/19	2.250	3 month LIBOR	3,322	31,232
1,440	12/19/23	3 month LIBOR	2.600%	(121)	(11,142)
3,690	12/20/28	3 month LIBOR	2.790	(4,749)	(52,877)

TOTAL				$(921)	$(24,904)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2016.

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at December 31, 2016(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Sold:
Credit Suisse International (London)	Markit CMBX Series 7	$100	0.500%	01/17/47	0.595%	$(3,617)	$3,037
	Markit CMBX Series 7	1,200	0.500	01/17/47	0.595	(43,801)	36,836
	Markit CMBX Series 6	200	0.500	05/11/63	0.512	(4,824)	4,734
	Markit CMBX Series 8	1,600	0.500	10/17/57	0.665	(72,436)	54,032

TOTAL						$(124,678)	$98,639

(b)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

TAX INFORMATION — At December 31, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$409,851,740

Gross unrealized gain	9,234,867
Gross unrealized loss	(5,484,518)

Net unrealized security gain	$3,750,349

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments

December 31, 2016 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – 72.9%
Argentina – 2.5%
Republic of Argentina (NR/NR)
ARS	7,240,000	22.750%		03/05/18	$ 460,293
	12,864,000	18.200		10/03/21	820,846
	38,910,000	16.000		10/17/23	2,345,016
	42,730,000	15.500		10/17/26	2,591,502
Republic of Argentina (B-/NR)(a)
	43,596,000	23.649		03/28/17	2,743,531
	18,620,000	24.255		10/09/17	1,166,873
	3,920,000	25.408		03/01/18	246,906
	6,330,000	24.795		03/11/19	400,730

					10,775,697

Brazil – 11.4%
Brazil Notas do Tesouro Nacional (BB/Ba2)
BRL	24,246,000	10.000		01/01/19	7,332,453
	61,900,000	10.000		01/01/23	17,869,878
	69,756,000	10.000		01/01/25	19,885,840
	12,968,857	6.000		08/15/40	4,131,111

					49,219,282

Colombia – 10.6%
Republic of Colombia (NR/Baa2)
COP	1,851,000,000	4.375	(b)	03/21/23	534,340
	43,641,234	3.500		05/07/25	14,808
Republic of Colombia (BBB+/Baa2)
	3,424,300,000	11.250		10/24/18	1,240,197
	81,702,100,000	5.000		11/21/18	26,634,830
	13,041,697,878	3.500		03/10/21	4,459,288
	23,306,800,000	7.000		05/04/22	7,858,087
	104,800,000	10.000		07/24/24	41,099
	10,062,300,000	7.500		08/26/26	3,439,048
	100,000	6.000		04/28/28	30
	4,126,500,000	7.750		09/18/30	1,419,161

					45,640,888

Czech Republic – 1.0%
Czech Republic Government Bond (NR/NR)
CZK	113,220,000	0.000		11/09/17	4,456,035

Dominican Republic – 0.8%
Dominican Republic (NR/NR)
DOP	77,900,000	11.375		07/06/29	1,705,581
Dominican Republic (BB-/B1)(c)
	$2,040,000	6.850		01/27/45	1,930,350

					3,635,931

Hungary – 3.5%
Hungary Government Bond (BBB-/NR)
HUF	276,700,000	2.500		10/27/21	976,793
	1,609,530,000	3.000		06/26/24	5,589,806
	975,830,000	5.500		06/24/25	3,965,524
	1,371,770,000	3.000		10/27/27	4,586,773

					15,118,896

Indonesia – 0.6%
Republic of Indonesia (NR/Baa3)(c)
	$200,000	3.700		01/08/22	201,000
	200,000	4.350		01/08/27	200,750

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – (continued)
Indonesia – (continued)
Republic of Indonesia (BB+/Baa3)
	$1,540,000	5.875%		01/15/24	$ 1,697,850
	480,000	6.750		01/15/44	579,600

					2,679,200

Malaysia – 5.1%
Malaysia Government Bond (NR/NR)
MYR	32,780,000	3.394		03/15/17	7,310,086
	6,060,000	3.743		08/26/21	1,334,049
	1,430,000	3.990		10/15/25	305,537
	4,740,000	4.245		09/30/30	1,002,733
	11,840,000	4.232		06/30/31	2,499,438
	6,050,000	4.254		05/31/35	1,267,722
	3,380,000	4.786		10/31/35	750,818
	5,270,000	4.736		03/15/46	1,186,514
Malaysia Government Bond (NR/A3)
	16,220,000	4.012		09/15/17	3,631,107
	13,330,000	4.498		04/15/30	2,879,351

					22,167,355

Mexico – 4.9%
United Mexican States (NR/A3)
MXN	44,300	5.750		03/05/26	1,897
United Mexican States (A/A3)
	107,848,200	6.500		06/10/21	5,069,393
	117,500,100	6.500		06/09/22	5,469,968
	7,430,300	8.000		12/07/23	371,715
	136,389,200	10.000		12/05/24	7,605,511
	16,479,400	8.500		05/31/29	845,588
	38,576,100	7.750		11/23/34	1,843,837
	287,700	7.750		11/13/42	13,740

					21,221,649

Peru – 3.3%
Republic of Peru (NR/NR)
PEN	14,471,000	6.350	(c)	08/12/28	4,237,541
	1,484,000	6.714		02/12/55	416,547
Republic of Peru (NR/A3)
	5,781,000	6.850		02/12/42	1,661,682
Republic of Peru (A-/A3)
	2,887,000	7.840		08/12/20	934,484
	15,084,000	5.700	(c)	08/12/24	4,430,125
	6,466,000	8.200		08/12/26	2,161,517
	50,000	6.950		08/12/31	15,123
	857,000	6.900		08/12/37	253,469

					14,110,488

Philippines – 0.1%
Republic of Philippines (BBB/Baa2)
PHP	22,000,000	6.250		01/14/36	466,885

Poland – 11.1%
Poland Government Bond (A-/NR)
PLN	15,390,000	2.000		04/25/21	3,559,341
	8,850,000	3.250		07/25/25	2,070,693
Poland Government Bond (A-/A2)
	42,090,000	1.750		07/25/21	9,588,572
	4,280,000	5.750		10/25/21	1,152,894
	79,640,000	5.750		09/23/22	21,582,818

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Sovereign Debt Obligations – (continued)
Poland – (continued)
PLN	23,640,000	4.000%	10/25/23	$ 5,882,587
	18,670,000	2.500	07/25/27	3,999,417

47,836,322

Romania – 0.2%
Republic of Romania (NR/NR)
RON	2,990,000	4.750	02/24/25	750,825

Russia – 3.4%
Russian Federation Bond (NR/NR)
RUB	626,580,000	8.500	09/17/31	10,200,017
Russian Federation Bond (BBB-/Ba1)
	122,140,000	7.000	01/25/23	1,869,666
	157,830,000	7.000	08/16/23	2,406,402

14,476,085

South Africa – 5.3%
Republic of South Africa (NR/NR)
ZAR	69,210,000	8.875	02/28/35	4,730,874
	44,950,000	9.000	01/31/40	3,076,388
Republic of South Africa (NR/Baa2)
	68,220,000	8.250	03/31/32	4,474,370
	123,150,000	8.500	01/31/37	8,052,857
	36,928,000	8.750	01/31/44	2,455,513

22,790,002

Thailand – 4.7%
Thailand Government Bond (NR/Baa1)
THB	85,665,000	3.580	12/17/27	2,520,732
	198,982,630	1.250	03/12/28	5,088,200
	69,580,000	3.775	06/25/32	2,047,636
Thailand Government Bond (A-/Baa1)
	382,470,918	1.200	07/14/21	10,425,813

20,082,381

Turkey – 4.3%
Republic of Turkey (NR/NR)
TRY	27,060,000	8.500	07/10/19	7,334,872
	15,130,000	7.400	02/05/20	3,910,231
	8,300,000	9.400	07/08/20	2,256,855
Republic of Turkey (NR/Ba1)
	$264,000	6.250	09/26/22	274,230
Turkey Government Bond (NR/NR)
TRY	18,080,000	10.600	02/11/26	4,977,652

18,753,840

Venezuela – 0.1%
Republic of Venezuela (CCC/Caa3)
	$280,000	7.750	10/13/19	156,100
	732,000	8.250	10/13/24	338,550
	219,000	9.250	05/07/28	102,382

597,032

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $361,523,556)				$314,778,793

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – 3.1%
Australia – 0.3%
Toyota Finance Australia Ltd. (NR/NR)
MXN	27,460,000	3.760%		07/20/17	$ 1,294,669

Mexico – 0.6%
America Movil SAB de CV (A-/A2)
	55,140,000	6.000		06/09/19	2,532,001

South Africa – 2.0%
Transnet Ltd. (BBB/Baa2)
ZAR	136,000,000	10.000		03/30/29	8,833,823

Venezuela – 0.2%
Petroleos de Venezuela SA (CCC-/NR)
	$2,140,000	6.000		11/15/26	822,295

TOTAL CORPORATE OBLIGATIONS (Cost $20,854,669)					$ 13,482,788

Structured Notes – 9.3%
Colombia – 1.5%
Republic of Columbia (Issuer Citigroup Funding, Inc.) (NR/NR)
COP	12,492,000,000	11.000%		07/27/20	$ 4,727,403
	4,226,000,000	11.000		07/25/24	1,657,290

6,384,693

Indonesia – 7.8%
Republic of Indonesia (Issuer JPMorgan Chase Bank NA) (NR/NR)
IDR	15,900,000,000	8.375		03/17/24	1,200,274
	21,250,000,000	7.000	(c)	05/17/27	1,486,593
	22,718,000,000	9.000	(c)	03/19/29	1,777,788
	221,071,000,000	6.625	(c)	05/17/33	13,808,220
Republic of Indonesia (Issuer Standard Chartered Bank) (NR/NR)(c)
	16,032,000,000	9.000		03/19/29	1,254,578
	17,000,000,000	9.000		03/19/29	1,330,328
	72,800,000,000	9.000		03/19/29	5,696,934
	34,721,000,000	9.000		03/19/29	2,717,078
	37,708,000,000	9.000		03/19/29	2,950,824
	11,805,000,000	9.000		03/19/29	923,796
	6,551,000,000	8.750		05/19/31	507,202

33,653,615

TOTAL STRUCTURED NOTES (Cost $56,311,049)					$ 40,038,308

Municipal Debt Obligations(b) – 0.8%
Puerto Rico – 0.8%
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB (Senior Lien) Series 2008 A (CC/Caa3)
	$215,000	6.000%		07/01/38	$ 163,669
	100,000	6.000		07/01/44	75,875
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB (Senior Lien) Series 2012 A (CC/Caa3)
	60,000	5.750		07/01/37	45,150
Puerto Rico Commonwealth GO Bonds for Public Improvement Series 2011 A (D/Caa3)
	120,000	5.750		07/01/41	73,650

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Debt Obligations(b) – (continued)
Puerto Rico – (continued)
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2008 A (D/Caa3)
$70,000	5.500%		07/01/32	$ 43,575
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2009 B (D/Caa3)
45,000	5.875		07/01/36	28,434
170,000	5.750		07/01/38	104,337
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2009 C (D/Caa3)
705,000	6.000		07/01/39	442,387
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2011 A (D/Caa3)
45,000	6.000		07/01/34	28,069
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2011 E (D/Caa3)
40,000	5.625		07/01/32	24,925
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2012 A (D/Caa3)
20,000	5.500		07/01/26	12,500
265,000	5.000		07/01/41	159,662
Puerto Rico Commonwealth GO Bonds Unrefunded Balance for Public Improvement Series 2001 A (D/Caa3)
80,000	5.125		07/01/31	49,450
Puerto Rico Commonwealth GO Bonds Unrefunded Balance for Public Improvement Series 2004 A (D/Caa3)
20,000	5.000		07/01/34	12,375
Puerto Rico Commonwealth GO Bonds Unrefunded Balance for Public Improvement Series 2006 A (D/Caa3)
30,000	5.250		07/01/27	18,600
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Capital Appreciation Series 2010 A (CC/Ca)(d)
85,000	0.000		08/01/35	9,376
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Capital Appreciation SubSeries 2010 C (CC/Ca)(d)
215,000	0.000		08/01/37	21,339
175,000	0.000		08/01/38	16,273
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2009 A (CC/Ca)
90,000	5.250		08/01/27	42,300
210,000	5.750		08/01/37	98,700
60,000	6.375		08/01/39	29,550
15,000	6.500		08/01/44	7,425
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2010 A (CC/Ca)
475,000	0.000	(e)	08/01/33	152,380
840,000	5.500		08/01/37	394,800
540,000	5.375		08/01/39	253,800
160,000	5.500		08/01/42	75,200
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2010 C (CC/Ca)
240,000	5.375		08/01/38	112,800
665,000	5.250		08/01/41	312,550
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2011 A-1 (CC/Ca)
485,000	5.000		08/01/43	227,950
175,000	5.250		08/01/43	82,250
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Unrefunded SubSeries 2009 A (CC/Ca)
305,000	5.500		08/01/28	143,350

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Debt Obligations(b) – (continued)

Puerto Rico – (continued)
TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $4,471,383)				$ 3,262,701

U.S. Treasury Obligations – 2.8%
United States Treasury Bonds
$700,000	3.625	%(f)	08/15/43	$ 776,594
800,000	3.000		11/15/45	789,416
United States Treasury Note
10,420,000	2.000		12/31/21	10,458,241

TOTAL U.S. TREASURY OBLIGATIONS (Cost $12,128,424)				$ 12,024,251

Shares	Distribution Rate	Value
Investment Company(a)(g) – 6.1%
Goldman Sachs Financial Square Government Fund - Institutional Shares
26,427,646	0.450%	$ 26,427,646
(Cost $26,427,646)

TOTAL INVESTMENTS – 95.0% (Cost $481,716,727)		$410,014,487

OTHER ASSETS IN EXCESS OF LIABILITIES – 5.0%		21,566,612

NET ASSETS – 100.0%		$431,581,099

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on December 31, 2016.

(b)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $43,453,107, which represents approximately 10.1% of net assets as of December 31, 2016.

(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(e)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on December 31, 2016.

(f)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(g)	Represents an Affiliated fund.

Security ratings disclosed, if any, are obtained from by Standard & Poor’s /Moody’s Investor Service and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Currency Abbreviations:
ARS	— Argentine Peso
BRL	— Brazilian Real
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
CNY	— Chinese Yuan Renminbi
COP	— Colombian Peso
CZK	— Czech Koruna
DOP	— Dominican Peso
EGP	— Egyptian Pound
EUR	— Euro
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
PEN	— Peruvian Nuevo Sol
PHP	— Philippine Peso
PLN	— Polish Zloty
RON	— New Romanian Leu
RUB	— Russian Ruble
SGD	— Singapore Dollar
THB	— Thai Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
BUBOR	— Budapest Interbank Offered Rate
EURO	— Euro Offered Rate
GO	— General Obligation
HIBOR	— Hong Kong Interbank Offered Rate
JIBAR	— Johannesburg Interbank Agreed Rate
KWCDC	— South Korean Won Certificate of Deposit
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
MIBOR	— MIBOR - Mumbai Interbank Offered Rate
NR	— Not Rated
PLC	— Public Limited Company
PRIBOR	— Prague Interbank Offered Rate
RB	— Revenue Bond
SHIBOR	— Shanghai Interbank Offered Rate
TIIE	— La Tasa de Interbank Equilibrium Interest Rate
WIBOR	— Warsaw Interbank Offered Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2016, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

Bank of America Securities LLC	BRL	22,010,574	USD	6,577,828	$6,754,641	01/04/17	$176,813
	CZK	46,986,923	EUR	1,743,000	1,852,261	06/21/17	1,085
	RUB	36,420,793	USD	559,717	588,978	01/26/17	29,261
	USD	700,376	ARS	10,967,889	689,284	01/03/17	11,092
	USD	1,235,935	ARS	19,774,965	1,225,822	01/18/17	10,113
	USD	1,709,754	TWD	54,019,668	1,667,525	01/13/17	42,228
	USD	3,094,000	TWD	98,627,747	3,042,597	01/20/17	51,403
Barclays Bank PLC	HUF	3,315,359,113	USD	11,231,652	11,307,327	03/16/17	75,675
	PHP	233,417,738	USD	4,682,872	4,691,486	01/19/17	8,614
	PLN	6,475,918	EUR	1,450,000	1,545,502	03/15/17	13,332
	USD	1,520,000	IDR	20,563,776,000	1,517,885	01/27/17	2,115
	USD	368,918	MXN	7,593,839	364,506	02/02/17	4,412
	USD	2,240,000	ZAR	31,088,886	2,231,978	03/15/17	8,022
BNP Paribas SA	ARS	38,582,981	USD	2,361,260	2,393,881	01/17/17	32,622
	BRL	13,490,387	USD	3,924,077	4,139,951	01/04/17	215,875
	PLN	36,319,325	USD	8,617,298	8,667,745	03/15/17	50,447
	USD	1,346,559	ARS	21,935,444	1,325,565	02/24/17	20,994
	USD	776,877	ARS	13,090,381	772,112	04/03/17	4,766
	USD	5,991,115	KRW	6,848,983,042	5,673,131	01/13/17	317,985
	USD	3,127,495	KRW	3,673,873,801	3,043,015	01/19/17	84,481
	USD	3,268,957	KRW	3,874,530,696	3,208,907	02/09/17	60,049
	USD	1,635,124	MYR	7,233,865	1,612,121	01/12/17	23,003
	USD	19,174,435	TRY	68,059,656	18,987,767	03/15/17	186,668
Citibank NA (London)	EUR	4,161,907	CZK	111,996,913	4,420,207	06/21/17	5,203
	INR	437,455,246	USD	6,417,123	6,418,064	01/30/17	941
	RUB	1,152,312,455	USD	17,495,596	18,668,892	01/20/17	1,173,296
	RUB	189,269,871	USD	3,032,000	3,060,774	01/26/17	28,774
	USD	699,863	ARS	10,967,555	689,263	01/03/17	10,600
	USD	1,545,000	IDR	20,676,735,000	1,529,241	01/12/17	15,759
	USD	1,573,233	ILS	5,993,938	1,559,342	03/15/17	13,891
	USD	6,307,488	KRW	7,383,230,248	6,115,419	01/19/17	192,069
	USD	15,797,714	TWD	502,841,247	15,512,298	01/20/17	285,417
Credit Suisse International (London)	USD	680,000	CLP	448,228,800	668,239	01/19/17	11,761
	USD	3,034,000	RUB	186,246,875	3,011,887	01/26/17	22,113
Deutsche Bank AG (London)	CZK	94,191,720	EUR	3,492,463	3,713,110	06/21/17	3,895
	INR	24,352,788	USD	356,556	357,179	02/03/17	622
	THB	482,603,000	USD	13,444,853	13,474,909	01/13/17	30,056
	ZAR	13,253,882	USD	928,000	951,542	03/15/17	23,542
HSBC Bank PLC	BRL	5,691,628	USD	1,641,000	1,746,656	01/04/17	105,656
	PLN	3,549,000	USD	837,464	846,982	03/15/17	9,518
	TRY	3,684,046	USD	1,023,910	1,027,801	03/15/17	3,892
	USD	1,350,452	CNH	9,432,910	1,342,202	01/20/17	8,250
	USD	6,798,528	CNH	47,511,511	6,680,236	03/15/17	118,291
	USD	2,020,623	CNH	14,374,708	2,015,358	04/05/17	5,265
	USD	1,326,057	IDR	17,563,623,880	1,298,997	01/12/17	27,060
	USD	1,545,000	KRW	1,802,536,050	1,493,072	01/13/17	51,928
	USD	3,072,000	TWD	97,677,073	3,015,180	01/13/17	56,820
JPMorgan Chase Bank (London)	MYR	4,480,899	USD	995,317	998,602	01/12/17	3,284
	MYR	5,186,961	USD	1,154,711	1,155,169	01/19/17	458
	USD	1,545,000	CNH	10,834,822	1,523,403	03/15/17	21,597
	USD	1,507,000	KRW	1,810,334,988	1,499,366	01/31/17	7,634
	USD	1,014,953	MXN	21,246,004	1,001,730	06/08/17	13,223
	USD	751,037	MYR	3,367,500	750,741	01/03/17	297
	USD	4,514,335	MYR	20,024,435	4,462,594	01/12/17	51,741
	USD	4,191,000	MYR	18,582,894	4,139,330	01/17/17	51,670
	ZAR	8,635,803	USD	606,000	619,994	03/15/17	13,994

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

Morgan Stanley & Co. International PLC	BRL	5,690,496	USD	1,641,000	$1,746,308	01/04/17	$105,308
	BRL	7,100,520	USD	2,106,729	2,160,264	02/02/17	53,534
	EUR	2,986,939	CZK	79,969,325	3,200,157	11/21/17	432
	MYR	3,367,500	USD	750,000	750,740	01/03/17	740
	PLN	7,570,633	USD	1,789,367	1,806,760	03/15/17	17,393
	RON	43,491,722	USD	10,084,569	10,105,940	03/15/17	21,371
	RUB	202,250,368	USD	3,131,242	3,270,688	01/26/17	139,446
	USD	38,269,121	COP	115,381,400,516	38,226,289	01/26/17	42,832
	USD	504,026	INR	34,152,774	501,068	01/30/17	2,958
	USD	1,365,228	KRW	1,611,308,392	1,334,623	01/19/17	30,605
	USD	26,152	MXN	539,966	25,832	03/02/17	321
	USD	2,330,285	MXN	48,603,917	2,321,168	03/15/17	9,117
	USD	125,029	MXN	2,586,099	123,487	03/16/17	1,542
	USD	1,718,323	PLN	7,153,000	1,707,091	03/15/17	11,232
	USD	1,938,856	RON	8,327,000	1,934,901	03/15/17	3,956
	USD	1,514,000	RUB	93,140,260	1,506,216	01/26/17	7,784
	USD	970,727	TRY	3,467,014	967,252	03/15/17	3,475
	USD	9,327,765	TWD	293,180,978	9,050,162	01/13/17	277,603
Royal Bank of Scotland PLC	ARS	1,689,807	USD	104,789	105,904	01/06/17	1,115
	CLP	466,420,995	USD	693,363	695,361	01/19/17	1,998
	USD	1,544,000	KRW	1,805,385,165	1,495,373	01/19/17	48,627
	USD	8,853,128	MXN	183,187,075	8,748,428	03/15/17	104,699
	USD	1,520,000	TRY	5,442,472	1,518,380	03/15/17	1,620
Standard Chartered Bank	USD	1,467,075	CNH	10,273,191	1,460,234	01/23/17	6,841
	USD	3,073,359	CNH	21,509,763	3,024,326	03/15/17	49,033
	USD	206,752	IDR	2,758,893,021	203,912	01/17/17	2,840
	USD	1,527,000	KRW	1,782,470,154	1,476,451	01/13/17	50,549
	USD	3,093,000	SGD	4,454,539	3,074,842	03/15/17	18,158
State Street Bank (London)	EUR	341,173	CZK	9,120,237	362,347	06/21/17	2,820
	USD	1,555,000	KRW	1,815,944,550	1,504,178	01/13/17	50,822
	USD	1,466,954	KRW	1,714,869,694	1,420,401	01/19/17	46,554
UBS AG (London)	HUF	660,608,357	EUR	2,115,392	2,253,063	03/16/17	17,662
	INR	36,877,945	USD	541,407	542,357	01/09/17	950
	RUB	73,809,368	USD	1,132,567	1,193,607	01/26/17	61,040
	USD	1,790,275	KRW	2,090,934,036	1,731,957	01/13/17	58,319
	USD	7,996,600	KRW	9,448,971,500	7,826,441	01/19/17	170,158
	USD	249,033	MXN	5,160,453	245,956	03/30/17	3,077
	USD	618,000	TWD	19,572,060	604,167	01/13/17	13,833
	USD	9,434,400	TWD	300,781,677	9,314,073	06/20/17	120,327
Westpac Banking Corp.	USD	6,709,824	SGD	9,551,132	6,592,876	03/15/17	116,948

TOTAL							$5,477,211

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

Bank of America Securities LLC	MXN	281,873,729	USD	13,766,727	$13,461,388	03/15/17	$(305,338)
	USD	4,302,295	BRL	14,586,199	4,476,236	01/04/17	(173,942)
	USD	5,501,436	BRL	18,464,470	5,617,634	02/02/17	(116,198)
	USD	4,390,793	HUF	1,295,723,001	4,419,179	03/16/17	(28,386)
Barclays Bank PLC	EUR	1,454,000	PLN	6,453,259	1,536,398	03/15/17	(3,697)
	IDR	56,818,481,619	USD	4,264,691	4,202,267	01/12/17	(62,425)
	MYR	56,611,980	USD	12,750,340	12,620,068	01/09/17	(130,271)
	MYR	24,365,497	USD	5,471,405	5,426,351	01/19/17	(45,054)
	TWD	48,436,806	USD	1,516,000	1,494,241	01/20/17	(21,759)
	USD	1,544,000	BRL	5,219,893	1,601,889	01/04/17	(57,889)
BNP Paribas SA	ARS	21,935,444	USD	1,406,118	1,378,547	01/03/17	(27,571)
	CNH	21,375,046	USD	3,032,529	3,005,384	03/15/17	(27,145)
	EUR	1,533,210	HUF	475,903,070	1,620,191	03/16/17	(2,918)
	IDR	34,168,477,056	USD	2,590,483	2,528,083	01/09/17	(62,400)
	KRW	3,125,231,824	USD	2,642,142	2,588,583	01/19/17	(53,560)
	ZAR	91,801,551	USD	6,635,433	6,590,749	03/15/17	(44,685)

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

Citibank NA (London)	COP	44,119,553,301	USD	14,694,273	$14,616,973	01/26/17	$(77,300)
	CZK	111,339,332	EUR	4,161,907	4,454,899	11/21/17	(4,099)
	CZK	13,150,662	USD	522,287	514,317	03/15/17	(7,970)
	EGP	9,750,821	USD	510,514	501,328	11/29/17	(9,187)
	HUF	203,452,000	USD	697,728	693,891	03/16/17	(3,837)
	IDR	74,051,018,130	USD	5,620,571	5,476,776	01/12/17	(143,794)
	IDR	8,262,660,000	USD	618,000	610,700	01/17/17	(7,300)
	MXN	357,443,762	USD	17,450,020	17,070,372	03/15/17	(379,648)
	RUB	157,954,417	USD	2,559,000	2,554,357	01/26/17	(4,643)
	TWD	48,995,680	USD	1,520,000	1,511,482	01/20/17	(8,518)
	USD	3,317,937	INR	226,283,322	3,319,884	01/30/17	(1,947)
	USD	608,000	ZAR	8,611,955	618,282	03/15/17	(10,282)
	ZAR	8,553,286	USD	617,000	614,070	03/15/17	(2,930)
Credit Suisse International (London)	COP	16,071,120,342	USD	5,391,121	5,334,849	01/17/17	(56,272)
	RUB	94,472,994	USD	1,540,000	1,527,768	01/26/17	(12,232)
	USD	3,271,988	PEN	11,272,000	3,334,303	02/23/17	(62,315)
Deutsche Bank AG (London)	CLP	1,518,362,050	USD	2,266,212	2,263,641	01/19/17	(2,571)
	USD	4,795,169	CLP	3,261,098,465	4,861,788	01/19/17	(66,619)
HSBC Bank PLC	CNH	24,860,606	USD	3,530,922	3,495,463	03/15/17	(35,459)
	CNY	9,432,910	USD	1,350,452	1,345,486	01/20/17	(4,966)
	CNY	14,372,688	USD	2,020,623	2,017,676	04/05/17	(2,947)
	KRW	1,346,245,875	USD	1,125,000	1,115,068	01/20/17	(9,932)
	MXN	54,560,106	USD	2,640,713	2,605,617	03/15/17	(35,097)
	TWD	97,939,634	USD	3,055,000	3,023,285	01/13/17	(31,715)
	USD	1,908,299	BRL	6,530,199	2,003,998	01/04/17	(95,699)
	ZAR	20,701,363	USD	1,492,485	1,486,222	03/15/17	(6,263)
JPMorgan Chase Bank (London)	CNH	16,379,000	USD	2,311,714	2,302,928	03/15/17	(8,786)
	EUR	1,483,000	PLN	6,638,943	1,567,041	03/15/17	(17,368)
	IDR	15,354,338,440	USD	1,147,000	1,134,851	01/17/17	(12,149)
	KRW	3,456,166,720	USD	2,866,000	2,862,691	01/19/17	(3,309)
	KRW	1,806,835,965	USD	1,515,000	1,496,565	01/20/17	(18,435)
	MYR	3,368,273	USD	750,591	750,282	01/17/17	(310)
	USD	1,516,000	PHP	76,191,992	1,531,390	01/19/17	(15,390)
Morgan Stanley & Co. International PLC	BRL	2,801,000	USD	854,015	852,177	02/02/17	(1,839)
	CZK	38,784,970	EUR	1,451,126	1,542,578	09/21/17	(6,454)
	CZK	40,886,955	EUR	1,528,600	1,635,965	11/21/17	(1,751)
	CZK	40,929,983	EUR	1,529,235	1,637,854	11/22/17	(646)
	KRW	1,106,471,469	USD	950,356	916,509	01/13/17	(33,847)
	TRY	15,413,721	USD	4,324,631	4,300,229	03/15/17	(24,402)
	USD	3,064,000	BRL	10,272,850	3,152,549	01/04/17	(88,549)
	USD	1,965,263	RUB	126,513,806	2,049,681	01/20/17	(84,418)
	USD	9,283,000	RUB	586,001,123	9,476,505	01/26/17	(193,505)
Royal Bank of Canada	USD	3,086,000	BRL	10,273,942	3,152,884	01/04/17	(66,884)
Royal Bank of Scotland PLC	MXN	298,832,283	USD	14,558,234	14,271,275	03/15/17	(286,959)
	USD	2,014,371	PEN	6,911,307	2,044,392	02/23/17	(30,021)
Standard Chartered Bank	CNH	10,867,067	USD	1,545,000	1,527,937	03/15/17	(17,063)
	CNY	10,266,589	USD	1,467,075	1,462,821	01/23/17	(4,253)
	IDR	88,641,009,359	USD	6,580,624	6,551,526	01/17/17	(29,098)
	KRW	1,826,584,000	USD	1,520,000	1,512,824	01/31/17	(7,176)
	PLN	25,313,582	USD	6,043,089	6,041,182	03/15/17	(1,907)
	TWD	92,857,082	USD	2,892,744	2,866,392	01/13/17	(26,352)
	TWD	49,465,325	USD	1,547,000	1,526,109	01/19/17	(20,891)
	USD	2,923,618	IDR	39,571,169,630	2,926,664	01/12/17	(3,046)
State Street Bank (London)	CZK	46,177,180	EUR	1,721,103	1,820,340	06/21/17	(7,579)
	CZK	115,553,485	EUR	4,323,166	4,595,403	09/20/17	(19,184)
UBS AG (London)	CZK	46,794,780	EUR	1,737,000	1,844,686	06/21/17	(118)
	EUR	1,485,000	HUF	467,420,085	1,569,246	03/16/17	(24,931)
	IDR	28,668,031,129	USD	2,144,206	2,120,273	01/12/17	(23,932)
	INR	187,480,820	USD	2,758,288	2,750,599	01/30/17	(7,689)
	KRW	3,987,473,783	USD	3,377,088	3,302,765	01/19/17	(74,323)
	TWD	48,645,741	USD	1,515,000	1,500,687	01/20/17	(14,313)
	USD	4,162,269	CZK	107,927,625	4,221,005	03/15/17	(58,737)
	USD	3,581,914	INR	244,322,346	3,584,541	01/30/17	(2,628)
	USD	1,815,119	PHP	90,746,893	1,823,931	01/19/17	(8,811)

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

Westpac Banking Corp.	MYR	27,562,945	USD	6,233,845	$6,142,607	01/12/17	$(91,238)
	TWD	48,054,702	USD	1,514,249	1,482,454	01/20/17	(31,796)
	USD	16,846,677	EUR	16,055,846	16,965,724	03/15/17	(119,048)

TOTAL							$(3,735,915)

FUTURES CONTRACTS — At December 31, 2016, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Ultra Long U.S. Treasury Bonds	42	March 2017	$6,730,500	$92,219
30 Day Federal Funds	(81)	April 2017	(33,513,056)	2,051
2 Year U.S. Treasury Notes	(187)	March 2017	(40,520,563)	10,591
5 Year U.S. Treasury Notes	(224)	March 2017	(26,356,750)	(33,850)
10 Year U.S Treasury Notes	38	March 2017	4,722,688	21,502
20 Year U.S. Treasury Bonds	(111)	March 2017	(16,722,844)	78,925

TOTAL				$171,438

SWAP CONTRACTS — At December 31, 2016, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

					Rates Exchanged		Market Value
Counterparty	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Bank of America Securities LLC	COP	14,069,340		04/06/17	Colombia IBR Overnight Interbank	6.590%	$—	$22,310
	KRW	8,896,640		08/12/18	1.212%	3 month KWCDC	—	(36,198)
		13,338,680		08/12/18	1.205	3 month KWCDC	—	(55,715)
	BRL	21,050		01/02/19	1 month Brazilian Interbank Deposit Average	11.720	—	(56,608)
		3,490		01/04/21	11.763	1 month Brazilian Interbank Deposit Average	—	14,749
		12,630		01/04/21	11.590	1 month Brazilian Interbank Deposit Average	—	33,556
		140,740		09/21/21	12 month MIBOR	6.420	—	(8,398)
	INR	250,840		12/21/21	6 month MIBOR	6.235	9,619	6,510
		273,470		12/21/21	12 month MIBOR	6.235	—	17,584
Barclays Bank PLC	CNY	41,510		12/21/21	2.800	3 month SHIBOR	(28,218)	(245,062)
	MXN	309,200	(a)	06/29/27	8.010	Mexico Interbank TIIE 28 Days	—	(191,058)
Citibank NA	BRL	19,380		01/02/17	15.740	1 month Brazilian Interbank Deposit Average	—	93,486
		35,190		01/02/17	11.500	1 month Brazilian Interbank Deposit Average	—	(409,465)
		54,230		01/02/17	15.238	1 month Brazilian Interbank Deposit Average	—	188,380
	COP	78,271,530		03/30/17	Columbia IBR Overnight Interbank	7.350	—	(156,471)
		12,695,600		06/13/17	Colombia IBR Overnight Interbank	7.220	—	(1,009)
	BRL	17,340		01/02/18	14.460	1 month Brazilian Interbank Deposit Average	—	144,166

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS (continued)

					Rates Exchanged		Market Value
Counterparty	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	KRW	6,362,430		09/22/18	1.276%	3 month KWCDC	$—	$(22,256)
	BRL	10,920		01/02/19	12.645	1 month Brazilian Interbank Deposit Average	—	59,388
	THB	128,250		04/11/19	1.523	6 month Thai Reuters	—	(17,695)
		446,710		06/15/19	1.550	6 month Thai Reuters	(17,297)	(48,675)
		188,720		09/21/19	1.641	6 month Thai Reuters	—	(24,106)
	ZAR	162,000		05/30/20	6.623	3 month JIBAR	—	(356,573)
	THB	650,000		12/17/20	2.080	6 month Thai Reuters	—	39,385
	BRL	11,180		01/04/21	1 month Brazilian Interbank Deposit Average	11.605%	—	(33,476)
	INR	315,920		09/21/21	6 month MIBOR	6.420	(3,546)	(250)
	CNY	19,010		12/20/21	2.800	3 month SHIBOR	(17,102)	(108,050)
		4,530		12/21/21	2.800	3 month SHIBOR	(2,162)	(27,661)
	INR	145,440		12/21/21	6 month MIBOR	6.235	3,624	5,728
Credit Suisse International (London)	BRL	45,140		01/02/17	12.580	1 month Brazilian Interbank Deposit Average	—	(252,203)
		17,400		01/02/18	11.960	1 month Brazilian Interbank Deposit Average	—	(131,959)
		23,240		01/02/18	11.120	1 month Brazilian Interbank Deposit Average	—	(322,775)
	COP	20,678,330		04/15/19	3 month COP	5.110	—	105,588
		3,635,890		05/02/24	Colombia IBR Overnight Interbank	6.055	—	14,107
Deutsche Bank AG	BRL	9,840		01/02/18	11.150	1 month Brazilian Interbank Deposit Average	—	(134,000)
		31,520		01/02/18	11.450	1 month Brazilian Interbank Deposit Average	—	(343,552)
	ZAR	168,500		06/07/18	7.100	3 month JIBAR	—	(56,594)
	KRW	8,507,770		08/30/18	1.242	3 month KWCDC	—	(33,251)
		13,118,310		09/09/18	1.235	3 month KWCDC	—	(53,466)
	BRL	23,840		01/02/19	11.345	1 month Brazilian Interbank Deposit Average	—	13,830
	THB	46,620		06/15/19	1.645	6 month Thai Reuters	—	(4,041)
	BRL	16,650	(a)	01/02/20	11.840	1 month Brazilian Interbank Deposit Average	—	20,230
		11,360		01/04/21	1 month Brazilian Interbank Deposit Average	13.927	—	(225,064)
	ZAR	7,820		05/23/21	6.550	3 month JIBAR	—	(25,624)
	BRL	7,260		01/02/23	1 month Brazilian Interbank Deposit Average	13.855	—	(164,164)
		7,350		01/02/23	1 month Brazilian Interbank Deposit Average	14.195	—	(189,421)
		17,590		01/02/23	1 month Brazilian Interbank Deposit Average	13.602	—	(355,663)
		22,680		01/02/25	1 month Brazilian Interbank Deposit Average	12.340	—	(166,418)

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS (continued)

					Rates Exchanged		Market Value
Counterparty	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

JPMorgan Securities, Inc.		295,000		01/02/17	1 month Brazilian Interbank Deposit Average	14.430%	$—	$(275,107)
	THB	169,850		04/19/19	1.554%	6 month Thai Reuters	—	(20,281)
	COP	10,159,090		04/22/19	3 month COP	5.190	—	47,136
	BRL	23,970	(a)	01/02/20	11.870	1 month Brazilian Interbank Deposit Average	—	30,626
	INR	259,100		09/21/21	6 month MIBOR	6.420	(6,574)	(8,887)
	ZAR	125,000		12/20/21	7.760	3 month JIBAR	(1,112)	(15,765)
	CNY	18,480		12/21/21	2.800	3 month SHIBOR	(27,915)	(93,747)
	INR	211,640		12/21/21	6 month MIBOR	6.235	(7,210)	20,818
	CNY	16,810	(a)	03/15/22	3.600	3 month SHIBOR	(5,943)	(16,282)
Morgan Stanley & Co. International PLC	COP	12,522,350		02/08/17	Colombia IBR Overnight Interbank	6.390	—	27,876
		68,572,350		03/27/17	Columbia IBR Overnight Interbank	7.340	—	(13,769)
		9,927,740		03/31/17	Colombia IBR Overnight Interbank	6.570	—	16,057
		9,927,740		04/03/17	Colombia IBR Overnight Interbank	6.550	—	19,806
		6,725,950		05/04/17	Colombia IBR Overnight Interbank	7.040	—	3,273
		32,718,530		05/08/17	Colombia IBR Overnight Interbank	7.120	—	6,829
		21,167,900		07/11/17	Columbia IBR Overnight Interbank	7.210	—	(9,761)
		23,936,280		08/01/17	7.339	Columbia IBR Overnight Interbank	—	22,571
	KRW	17,514,250		09/09/18	1.234	3 month KWCDC	—	(71,509)
	BRL	1,330		01/02/19	12.610	1 month Brazilian Interbank Deposit Average	—	6,960
		20,490		01/02/19	14.080	1 month Brazilian Interbank Deposit Average	—	279,338
		5,670		01/04/21	11.870	1 month Brazilian Interbank Deposit Average	—	27,486
		8,510		01/04/21	11.845	1 month Brazilian Interbank Deposit Average	—	39,612
		18,660		01/04/21	1 month Brazilian Interbank Deposit Average	11.742	—	(78,524)
	MXN	135,000		06/17/21	5.630	Mexico Interbank TIIE 28 Days	—	(485,914)
		103,340		09/21/21	6 month MIBOR	6.420	(911)	(5,255)
	INR	118,390		12/21/21	6 month MIBOR	6.235	3,772	3,840
	COP	3,635,890		05/02/24	6.055	Columbia IBR Overnight Interbank	(5,083)	(9,023)

TOTAL							$(106,058)	$(4,029,520)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2016.

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

				Rates Exchanged		Market Value
Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	$5,710	(a)	03/15/19	3 month LIBOR	1.250%	$45,099	$(11,333)
ZAR	206,680	(a)	03/15/19	7.415%	3 month JIBAR	4,644	(25,225)
MXN	139,810	(a)	03/11/20	5.250	Mexico Interbank TIIE 28 Days	(313,395)	(96,502)
HUF	1,871,420		09/21/21	1.380	6 month BUBOR	66	(101,244)
CZK	667,080		12/21/21	6 month PRIBOR	0.367	68,199	113,154
MXN	53,690	(a)	03/09/22	5.500	Mexico Interbank TIIE 28 Days	(61,010)	(177,002)
PLN	65,660	(a)	03/15/22	1.820	6 month WIBOR	(28,688)	(398,970)
HKD	37,260	(a)	03/15/22	3 month HIBOR	2.500	7,477	(32,977)
MXN	248,000	(a)	03/06/24	5.750	Mexico Interbank TIIE 28 Days	(97,320)	(1,263,846)
	54,290		11/20/24	Mexico Interbank TIIE 28 Days	5.955	22	296,780
ZAR	52,850		12/18/24	3 month JIBAR	7.890	29	61,100
MXN	20,280		01/24/25	Mexico Interbank TIIE 28 Days	5.660	15	131,275
CZK	63,420		06/21/26	6 month PRIBOR	0.550	37	62,372
	146,470		12/21/26	6 month PRIBOR	0.475	17,393	217,895
MXN	173,610	(a)	03/03/27	6.000	Mexico Interbank TIIE 28 Days	(454,813)	(732,164)
EUR	1,180	(a)	03/15/27	6 month EURO	0.750	16,054	(22,508)
ZAR	90,000	(a)	03/15/27	8.250	3 month JIBAR	7,286	(59,921)
EUR	1,030	(a)	03/15/47	6 month EURO	1.250	26,990	(27,913)

TOTAL						$(761,915)	$(2,067,029)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2016.

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at December 31, 2016(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Purchased:
Bank of America Securities LLC	People’s Republic of China 4.250%, 10/28/17	$1,160	(1.000)%	06/20/19	0.648%	$(3,600)	$(6,745)
		4,100	(1.000)	12/20/20	0.965	25,457	(32,264)
		1,800	(1.000)	06/20/21	1.081	15,120	(9,546)
Barclays Bank PLC	People’s Republic of China 4.250%, 10/28/17	3,170	(1.000)	03/20/19	0.590	(5,376)	(24,188)
		2,750	(1.000)	06/20/21	1.081	10,883	(2,366)
Citibank NA	People’s Republic of China 4.250%, 10/28/17	22,180	(1.000)	03/20/19	0.590	(56,201)	(150,651)
		44,310	(1.000)	06/20/19	0.648	(130,962)	(280,678)
		4,470	(1.000)	12/20/20	0.965	41,577	(48,998)
		8,440	(1.000)	06/20/21	1.081	76,966	(50,827)
Deutsche Bank AG	People’s Republic of China 4.250%, 10/28/27	610	(1.000)	12/20/20	0.965	4,448	(5,460)
		2,690	(1.000)	06/20/21	1.081	6,884	1,446
JPMorgan Securities, Inc.	People’s Republic of China 4.250%, 10/28/17	1,630	(1.000)	06/20/19	0.648	(5,434)	(9,103)
		5,260	(1.000)	12/20/20	0.965	9,032	(17,764)
		8,880	(1.000)	06/20/21	1.081	33,122	(5,620)
UBS AG (London)	People’s Republic of China 7.500%, 10/28/27	3,550	(1.000)	06/20/21	1.081	15,839	(4,844)

TOTAL						$37,755	$(647,608)

(b)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CROSS CURRENCY SWAP CONTRACTS

					Rates Exchanged		Market Value
Counterparty	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Termination Date©	Receive	Pay	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Citibank NA	ZAR	26,400,000	$2,548,263	05/13/24	3 Month JIBAR	3 Month LIBOR	$1,169	$(619,552)
Deutsche Bank AG		42,202,250	4,054,984	05/23/19	3 Month JIBAR	3 Month LIBOR	8,688	(989,873)
JPMorgan Securities, Inc.	TRY	113,210,000	38,598,704	08/19/17	8.93%	3 Month LIBOR	—	(5,673,764)

TOTAL							$9,857	$(7,283,189)

(c)	At the termination date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

TAX INFORMATION — At December 31, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$484,182,662

Gross unrealized gain	4,450,876
Gross unrealized loss	(78,619,051)

Net unrealized security loss	$(74,168,175)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – 120.0%
Collateralized Mortgage Obligations – 4.6%
Adjustable Rate Non-Agency(a) – 0.5%
Adjustable Rate Mortgage Trust Series 2004-5, Class 2A1
$117,375	3.340%	04/25/35	$ 118,112
Bear Stearns Alt-A Trust Series 2005-5, Class 21A1
670,307	2.986	07/25/35	666,588
Countrywide Alternative Loan Trust Series 2005-16, Class A1
446,800	2.187	06/25/35	406,105
Countrywide Alternative Loan Trust Series 2005-38, Class A1
122,500	2.042	09/25/35	115,493
Harborview Mortgage Loan Trust Series 2005-16, Class 2A1A
206,012	0.802	01/19/36	136,276
Impac CMB Trust Series 2004-08, Class 1A
48,447	1.304	10/25/34	42,533
Morgan Stanley Mortgage Loan Trust Series 2004-8AR, Class 4A1
493,409	3.135	10/25/34	491,017

			1,976,124

Interest Only(b) – 0.6%
CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A2
1,915	5.250	07/25/33	39
FHLMC REMIC Series 4456, Class IO
379,511	4.500	10/15/44	83,909
FHLMC STRIPS Series 304, Class C45
458,774	3.000	12/15/27	47,812
FNMA REMIC Series 2011-124, Class SC(a)
574,873	5.794	12/25/41	107,742
FNMA REMIC Series 2012-146, Class IO
2,732,407	3.500	01/25/43	509,746
FNMA REMIC Series 2016-3, Class IP
1,219,351	4.000	02/25/46	268,165
GNMA REMIC Series 2014-11, Class KI
430,083	4.500	12/20/42	55,273
GNMA REMIC Series 2014-188, Class IB
1,972,611	4.000	12/20/44	306,091
GNMA REMIC Series 2015-111, Class IM
1,216,899	4.000	08/20/45	200,622
GNMA REMIC Series 2015-129, Class IC
828,623	4.500	09/16/45	149,509
GNMA REMIC Series 2015-72, Class JI
182,866	3.500	05/20/45	27,148
GNMA REMIC Series 2015-83, Class PI
302,996	3.500	06/20/45	45,235
GNMA REMIC Series 2015-90, Class PI
239,307	3.500	04/20/45	35,021
GNMA REMIC Series 2016-138, Class DI
392,645	4.000	10/20/46	70,747
GNMA REMIC Series 2016-27, Class IA
1,623,115	4.000	06/20/45	244,152
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 3AX(a)
12,649	0.123	08/25/33	76
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 4AX(a)
2,047	0.320	07/25/33	23

			2,151,310

Inverse Floaters(a) – 1.5%
FHLMC REMIC Series 3852, Class SW
821,720	5.296	05/15/41	130,769
FHLMC REMIC Series 4273, Class PS
411,853	5.396	11/15/43	66,862

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Inverse Floaters(a) – (continued)
FHLMC REMIC Series 4314, Class SE
$515,078	5.346%	03/15/44	$ 91,465
FHLMC REMIC Series 4320, Class SD
300,879	5.396	07/15/39	48,692
FHLMC REMIC Series 4326, Class GS
651,995	5.346	04/15/44	113,544
FHLMC REMIC Series 4583, Class ST
2,143,694	5.296	05/15/46	419,084
FNMA REMIC Series 2010-126, Class LS
895,807	4.383	11/25/40	147,606
FNMA REMIC Series 2012-88, Class SB
663,067	5.914	07/25/42	123,610
FNMA REMIC Series 2013-121, Class SA
611,656	5.344	12/25/43	99,043
FNMA REMIC Series 2013-96, Class SW
336,286	5.344	09/25/43	58,176
FNMA REMIC Series 2014-87, Class MS
177,266	5.494	01/25/45	29,219
FNMA REMIC Series 2015-20, Class ES
829,538	5.394	04/25/45	177,159
FNMA REMIC Series 2015-79, Class SA
712,495	5.494	11/25/45	118,747
FNMA REMIC Series 2015-81, Class SA
2,243,338	4.944	11/25/45	318,207
FNMA REMIC Series 2015-82, Class MS
594,978	4.944	11/25/45	87,553
GNMA REMIC Series 2010-1, Class SD
25,906	5.051	01/20/40	4,172
GNMA REMIC Series 2010-101, Class S
1,670,378	5.261	08/20/40	290,024
GNMA REMIC Series 2010-20, Class SE
665,755	5.511	02/20/40	114,757
GNMA REMIC Series 2010-31, Class SA
412,055	5.011	03/20/40	65,495
GNMA REMIC Series 2010-85, Class SN
65,306	5.201	07/20/40	11,876
GNMA REMIC Series 2010-98, Class QS
210,606	5.861	01/20/40	29,538
GNMA REMIC Series 2011-17, Class SA
256,050	5.361	09/20/40	37,886
GNMA REMIC Series 2011-61, Class CS
126,991	5.941	12/20/35	7,397
GNMA REMIC Series 2011-79, Class AS
6,442	5.371	07/20/37	31
GNMA REMIC Series 2013-113, Class SD
293,917	5.993	08/16/43	55,384
GNMA REMIC Series 2013-134, Class DS
152,367	5.361	09/20/43	25,821
GNMA REMIC Series 2013-152, Class SJ
845,016	5.411	05/20/41	142,439
GNMA REMIC Series 2014-132, Class SL
1,170,282	5.361	10/20/43	172,207
GNMA REMIC Series 2014-133, Class BS
525,087	4.861	09/20/44	78,773
GNMA REMIC Series 2014-41, Class SA
169,231	5.361	03/20/44	30,191
GNMA REMIC Series 2015-110, Class MS
2,248,860	4.971	08/20/45	340,169
GNMA REMIC Series 2015-111, Class SM
690,124	5.461	08/20/45	119,135
GNMA REMIC Series 2015-112, Class SB
666,329	5.001	08/20/45	101,576

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Inverse Floaters(a) – (continued)
GNMA REMIC Series 2015-119, Class SN
$1,456,534	5.511%	08/20/45	$ 249,129
GNMA REMIC Series 2015-126, Class HS
1,340,972	5.461	09/20/45	227,519
GNMA REMIC Series 2015-168, Class SD
358,092	5.461	11/20/45	58,633
GNMA REMIC Series 2015-57, Class AS
4,058,355	4.861	04/20/45	594,668
GNMA REMIC Series 2015-64, Class SG
1,688,152	4.861	05/20/45	297,350
GNMA REMIC Series 2016-1, Class ST
703,092	5.461	01/20/46	119,643
GNMA REMIC Series 2016-4, Class SM
965,174	4.911	01/20/46	147,840
GNMA REMIC Series 2016-6, Class SB
790,358	4.911	01/20/46	122,424

			5,473,813

Planned Amortization Class – 0.2%
FHLMC REMIC Series 3748, Class D
712,857	4.000	11/15/39	740,120

Sequential Fixed Rate – 0.8%
FHLMC REMIC Series 2042, Class N
85,274	6.500	03/15/28	93,620
FNMA REMIC Series 2000-16, Class ZG
219,382	8.500	06/25/30	253,441
FNMA REMIC Series 2011-52, Class GB
783,462	5.000	06/25/41	857,446
FNMA REMIC Series 2011-99, Class DB
842,818	5.000	10/25/41	923,838
FNMA REMIC Series 2012-111, Class B
133,875	7.000	10/25/42	156,833
FNMA REMIC Series 2012-153, Class B
501,894	7.000	07/25/42	579,909

			2,865,087

Sequential Floating Rate(a) – 0.6%
FHLMC REMIC Series 4103, Class BF
1,346,386	1.054	12/15/38	1,343,764
FNMA REMIC Series 2011-63, Class FG
190,131	1.206	07/25/41	190,293
New Residential Mortgage Loan Trust Series 2015-1A, Class A1(c)
485,897	3.750	05/28/52	499,111

			2,033,168

Support – 0.4%
FNMA REMIC Series 2005-59, Class KZ
1,227,971	5.500	07/25/35	1,377,190

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 16,616,812

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Commercial Mortgage-Backed Securities – 3.8%
Sequential Fixed Rate – 1.0%
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW18, Class A1A
$3,505,667	5.602%	06/11/50	$ 3,599,351

Sequential Floating Rate(a) – 2.8%
Citigroup Commercial Mortgage Trust Series 2008-C7, Class A1A
2,071,111	6.047	12/10/49	2,113,585
Commercial Mortgage Trust Series 2007-C9, Class A1A
2,083,797	5.785	12/10/49	2,109,613
Wachovia Bank Commercial Mortgage Trust Series 2006-C26, Class A1A
169,340	6.009	06/15/45	169,020
GS Mortgage Securities Trust Series 2007-GG10, Class A4
3,318,298	5.797	08/10/45	3,347,975
LB-UBS Commercial Mortgage Trust Series 2007-C7, Class A3
708,663	5.866	09/15/45	726,164
Banc of America Commercial Mortgage, Inc. Series 2007-2, Class AM
150,000	5.708	04/10/49	150,429
Morgan Stanley Capital I Trust Series 2007-HQ11, Class AM
46,279	5.478	02/12/44	46,245
WF-RBS Commercial Mortgage Trust Series 2011-C2, Class A4(c)
1,300,000	4.869	02/15/44	1,416,597

			10,079,628

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$ 13,678,979

Federal Agencies – 111.6%
Adjustable Rate FHLMC(a) – 0.1%
66,219	2.790	04/01/33	69,739
33,919	2.790	09/01/33	35,678
17,185	2.557	10/01/34	18,006
25,432	2.626	11/01/34	26,800
25,654	2.933	02/01/35	27,096
91,299	2.797	06/01/35	96,295

			273,614

Adjustable Rate FNMA(a) – 0.3%
3,096	1.943	07/01/22	3,121
11,342	1.851	07/01/27	11,487
12,739	1.851	11/01/27	12,901
5,836	1.851	01/01/31	5,928
7,482	1.851	06/01/32	7,604
7,624	1.943	08/01/32	7,748
27,179	1.943	05/01/33	27,593
10,138	2.480	06/01/33	10,427
151,856	2.774	06/01/33	160,027
8,382	2.775	07/01/33	8,818
138,338	1.953	08/01/33	140,348
469	3.375	09/01/33	497
69,314	3.032	12/01/33	72,798
920	3.074	12/01/33	972
2,537	2.865	04/01/34	2,679
244,004	3.129	08/01/34	260,166
34,137	3.173	11/01/34	35,918
42,787	2.669	02/01/35	45,078
63,037	2.589	03/01/35	65,996
36,991	3.040	04/01/35	39,436
78,557	2.964	05/01/35	82,908
5,091	1.851	11/01/35	5,167
40,052	1.851	12/01/37	40,586
19,621	1.851	01/01/38	19,878
15,375	1.851	11/01/40	15,615

			1,083,696

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Adjustable Rate GNMA(a) – 0.3%
$19,558	2.125%	06/20/23	$ 19,869
10,073	2.125	07/20/23	10,229
9,769	2.125	08/20/23	9,923
25,820	2.125	09/20/23	26,230
8,533	2.000	03/20/24	8,683
71,499	2.125	04/20/24	72,763
7,724	2.125	05/20/24	7,861
71,539	2.125	06/20/24	72,819
41,628	2.125	07/20/24	42,355
56,945	2.125	08/20/24	57,965
17,989	2.125	09/20/24	18,308
22,276	2.000	11/20/24	22,692
8,711	2.000	12/20/24	8,875
14,769	2.500	12/20/24	15,115
15,531	2.000	01/20/25	15,828
8,678	2.000	02/20/25	8,846
30,344	2.125	05/20/25	30,936
24,480	2.125	07/20/25	24,951
10,705	2.000	02/20/26	10,924
578	2.125	07/20/26	591
29,429	2.000	01/20/27	30,101
10,746	2.000	02/20/27	10,988
85,078	2.125	04/20/27	86,998
8,668	2.125	05/20/27	8,859
10,281	2.125	06/20/27	10,516
4,091	2.000	11/20/27	4,186
13,638	2.000	12/20/27	13,959
28,383	2.000	01/20/28	29,061
10,366	2.000	02/20/28	10,615
11,752	2.000	03/20/28	12,035
47,677	2.125	07/20/29	48,913
27,255	2.125	08/20/29	27,938
5,665	2.125	09/20/29	5,807
26,064	2.000	10/20/29	26,738
33,678	2.000	11/20/29	34,573
7,169	2.000	12/20/29	7,357
10,014	2.000	01/20/30	10,278
4,254	2.000	02/20/30	4,367
24,641	2.000	03/20/30	25,270
29,979	2.125	04/20/30	30,770
77,828	2.125	05/20/30	79,890
7,034	2.125	06/20/30	7,213
70,823	2.125	07/20/30	72,671
11,016	2.125	09/20/30	11,305
22,740	2.000	10/20/30	23,354

			1,119,525

FHLMC – 11.2%
32	5.000	01/01/17	32
238	5.000	02/01/17	240
414	5.000	03/01/17	422
1,336	5.000	04/01/17	1,366
39	5.000	05/01/17	40
134	5.000	08/01/17	138
8,819	5.000	09/01/17	9,035
12,428	5.000	10/01/17	12,732
9,840	5.000	11/01/17	10,079

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FHLMC – (continued)
$9,148	5.000%	12/01/17	$ 9,375
12,552	5.000	01/01/18	12,845
29,831	5.000	02/01/18	30,468
31,080	5.000	03/01/18	31,782
32,463	5.000	04/01/18	33,180
3,152	4.500	05/01/18	3,207
24,197	5.000	05/01/18	24,773
7,686	5.000	06/01/18	7,865
7,976	5.000	07/01/18	8,168
3,188	5.000	08/01/18	3,268
2,210	5.000	09/01/18	2,266
11,909	5.000	10/01/18	12,224
12,760	5.000	11/01/18	13,104
6,486	5.000	12/01/18	6,647
776	5.000	01/01/19	796
301	5.000	02/01/19	311
52,854	5.500	04/01/20	55,026
244,027	5.000	11/01/22	265,541
231,523	4.500	08/01/23	248,322
40,065	7.000	04/01/31	45,321
517,510	7.000	09/01/31	577,048
233,394	7.000	04/01/32	272,981
409,929	7.000	05/01/32	478,973
16,254	4.500	07/01/33	17,535
475,633	4.500	08/01/33	513,093
922,770	4.500	09/01/33	995,448
87,818	4.500	10/01/33	94,734
113,702	5.000	10/01/33	124,272
13,115	5.500	12/01/33	15,112
219,043	5.500	04/01/35	245,521
5,702	5.000	07/01/35	6,228
3,891	4.500	08/01/35	4,195
14,611	4.500	09/01/35	15,699
6,476	4.500	10/01/35	6,964
130,710	5.000	12/01/35	145,206
88,626	5.500	01/01/36	100,971
244	5.500	02/01/36	279
2,191	5.000	02/01/37	2,433
37,685	6.000	08/01/37	42,676
39,703	6.000	09/01/37	44,961
15,977	6.000	10/01/37	18,093
110,369	6.000	11/01/37	124,990
116,116	6.000	12/01/37	131,495
52,650	4.500	01/01/38	56,742
4,117	5.500	01/01/38	4,581
115,796	6.000	01/01/38	131,132
32,776	6.000	02/01/38	37,169
6,968	6.000	03/01/38	7,896
35,784	6.000	04/01/38	40,567
15,846	6.000	05/01/38	17,921
2,095	4.500	06/01/38	2,252
27,975	6.000	06/01/38	31,675
21,753	6.000	07/01/38	24,619
15,513	6.000	08/01/38	17,579
83,082	4.500	09/01/38	89,709
120,177	6.000	09/01/38	136,214
25,656	6.000	10/01/38	29,110
2,065	6.000	11/01/38	2,329
2,159	6.000	12/01/38	2,450
555	4.500	01/01/39	598
89,850	6.000	01/01/39	101,948
44,055	4.500	02/01/39	47,483
11,159	6.000	02/01/39	12,596
480,541	7.000	02/01/39	556,599

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FHLMC – (continued)
$16,714	4.500%	03/01/39	$ 18,014
7,315	6.000	03/01/39	8,300
4,449	4.500	04/01/39	4,795
2,826	6.000	04/01/39	3,187
145,294	4.500	05/01/39	156,600
418,936	5.000	05/01/39	456,446
405,508	4.500	06/01/39	437,064
9,322	4.500	07/01/39	10,047
770,914	5.000	07/01/39	844,361
9,962	4.500	08/01/39	10,737
23,343	4.500	09/01/39	25,158
5,177	4.500	10/01/39	5,579
3,541	4.500	11/01/39	3,817
10,061	4.500	12/01/39	10,844
13,708	4.500	01/01/40	14,774
9,218	4.500	04/01/40	9,920
46,328	6.000	04/01/40	52,507
15,189	4.500	05/01/40	16,347
93,392	6.000	05/01/40	105,856
24,616	4.000	06/01/40	25,967
20,945	4.500	06/01/40	22,540
13,502	4.500	07/01/40	14,531
3,676	4.500	08/01/40	3,956
33,822	5.000	08/01/40	36,864
26,700	5.000	10/01/40	29,210
287,357	4.000	02/01/41	303,176
90,153	4.500	02/01/41	97,083
15,100	4.500	03/01/41	16,261
36,017	4.500	04/01/41	38,786
35,276	4.500	05/01/41	37,988
67,209	4.500	06/01/41	72,376
3,785	5.000	06/01/41	4,141
181,362	4.500	08/01/41	195,307
189,304	4.500	09/01/41	203,724
108,811	4.000	10/01/41	115,523
20,269	4.000	11/01/41	21,396
10,883	4.500	12/01/41	11,720
134,662	4.500	03/01/42	145,015
63,096	3.000	05/01/42	63,019
598,045	3.500	06/01/42	616,876
1,443,566	4.500	06/01/42	1,555,555
169,389	3.000	08/01/42	169,389
215,877	3.500	08/01/42	222,008
72,705	3.000	10/01/42	72,705
432,620	3.500	10/01/42	445,009
911,362	3.000	11/01/42	912,324
322,750	3.500	11/01/42	331,915
1,585,063	3.000	12/01/42	1,586,736
2,811,563	3.000	01/01/43	2,814,351
253,951	3.000	02/01/43	253,735
3,772,134	3.500	04/01/43	3,888,687
3,860,197	3.500	08/01/43	3,971,574
1,692,746	4.000	08/01/43	1,792,922
773,027	3.500	06/01/44	798,120
31,102	4.000	11/01/44	32,987
127,393	3.500	02/01/45	131,529
177,938	3.500	03/01/45	183,714
1,029,180	3.500	06/01/45	1,060,015
810,929	3.500	10/01/45	834,971
7,805,984	3.500	03/01/46	8,032,662
772,768	3.500	05/01/46	795,196

			40,334,565

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – 63.7%
$1	5.500%	01/01/17	$ 1
36	5.500	05/01/17	36
129	5.500	07/01/17	130
42	5.500	09/01/17	42
909	5.500	01/01/18	916
830	5.500	02/01/18	839
33,469	5.000	03/01/18	34,076
2,603	5.500	04/01/18	2,659
802	5.500	05/01/18	822
53,471	5.000	06/01/18	54,718
2,628	5.000	09/01/18	2,694
679	7.000	11/01/18	683
495	5.500	02/01/19	506
4,702	5.500	04/01/19	4,834
490	5.500	05/01/19	504
4,795	5.500	07/01/19	4,976
15,856	5.500	08/01/19	16,521
7,922	5.500	09/01/19	8,278
15,363	5.500	10/01/19	16,016
6,148	5.500	11/01/19	6,432
4,391	5.500	12/01/19	4,559
20,166	5.500	02/01/20	20,960
65,920	4.500	03/01/20	67,077
9,537	5.500	01/01/21	10,020
13,620	7.000	09/01/21	14,473
57,907	7.000	06/01/22	63,699
22,360	7.000	07/01/22	24,023
1,875	4.500	04/01/23	1,978
425	7.000	01/01/29	426
1,698	7.000	09/01/29	1,754
7,392	7.000	08/01/31	8,076
547	7.000	03/01/32	633
1,405	7.000	04/01/32	1,534
2,720	7.000	06/01/32	2,784
333	7.000	07/01/32	337
49,023	6.000	01/01/33	55,627
1,948	6.000	02/01/33	2,233
600	5.500	07/01/33	670
19,424	5.000	08/01/33	21,334
5,848	5.500	09/01/33	6,581
20,048	5.500	02/01/34	22,646
5,358	5.500	03/01/34	6,052
9,874	5.000	04/01/34	10,806
9,695	5.500	04/01/34	10,940
49	5.500	06/01/34	55
35,663	5.500	07/01/34	40,274
5,994	5.500	08/01/34	6,814
21,613	5.500	10/01/34	24,399
4,259	5.500	11/01/34	4,814
147,549	5.500	12/01/34	166,645
158,724	6.000	04/01/35	180,074
12,005	5.500	05/01/35	13,405
4,890	5.500	06/01/35	5,531
6,305	5.000	07/01/35	6,935
9,447	5.500	07/01/35	10,703
5,859	5.500	08/01/35	6,625
8,912	5.500	09/01/35	10,112
275,609	5.000	10/01/35	301,244
3,426	5.500	10/01/35	3,820
83,330	6.000	10/01/35	95,327
2,670	5.500	12/01/35	3,036
2,228	6.000	12/01/35	2,544

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$449,455	5.000%	01/01/36	$ 491,260
108	5.500	02/01/36	122
14,216	5.500	04/01/36	15,921
2,371	6.000	04/01/36	2,695
385,174	4.500	07/01/36	415,611
28,047	5.500	07/01/36	31,243
39,746	4.500	12/01/36	42,887
3,164	5.500	02/01/37	3,580
14,489	5.500	04/01/37	16,462
61,717	6.000	04/01/37	70,091
118	5.500	05/01/37	134
59,639	5.000	06/01/37	65,491
381	5.500	06/01/37	431
3,841	5.500	07/01/37	4,343
432,042	5.500	08/01/37	481,755
99,050	6.500	10/01/37	115,614
49,058	6.000	11/01/37	55,931
221	5.500	12/01/37	250
442	5.500	02/01/38	500
5,597	5.500	03/01/38	6,322
72,289	5.000	04/01/38	78,865
21,425	5.500	04/01/38	24,306
5,439	5.500	05/01/38	6,164
1,930	5.500	06/01/38	2,180
1,166	5.500	07/01/38	1,316
2,353	5.500	08/01/38	2,657
2,143	5.500	09/01/38	2,419
81,783	6.000	09/01/38	92,972
17,671	5.500	12/01/38	19,725
610,896	5.000	01/01/39	679,088
142,711	6.000	01/01/39	162,359
293,460	6.500	01/01/39	342,796
381,930	4.500	02/01/39	412,392
5,290	5.500	02/01/39	5,988
7,281	4.500	03/01/39	7,893
320,740	7.000	03/01/39	369,852
11,995	4.500	05/01/39	13,002
8,833	5.500	06/01/39	9,990
8,626	4.500	07/01/39	9,351
7,406	4.000	08/01/39	7,818
20,646	4.500	09/01/39	22,293
25,827	4.500	10/01/39	27,887
7,791	5.500	11/01/39	8,796
65,170	4.500	02/01/40	70,625
9,757	4.500	03/01/40	10,535
15,273	3.500	04/01/40	15,741
140,245	4.500	04/01/40	151,207
50,427	4.500	06/01/40	54,632
482,174	5.000	06/01/40	526,342
36,886	5.000	07/01/40	40,265
9,744	4.500	09/01/40	10,557
22,239	3.500	12/01/40	22,921
9,615	4.500	12/01/40	10,367
155,339	4.500	01/01/41	167,566
41,910	4.500	04/01/41	45,209
67,060	4.500	06/01/41	72,353
62,192	4.500	07/01/41	67,087
281,287	4.500	08/01/41	303,478
277,859	4.500	09/01/41	299,844
227,906	3.500	10/01/41	235,428
210,568	4.500	10/01/41	227,142
122,898	3.500	11/01/41	126,806
178,056	4.500	11/01/41	192,071
219,012	3.500	12/01/41	225,624

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$83,140	4.500%	12/01/41	$ 89,703
212,790	3.500	01/01/42	219,847
121,040	4.500	01/01/42	130,576
429,805	3.500	02/01/42	443,103
500,858	3.500	03/01/42	516,372
33,751	4.500	03/01/42	36,439
96,543	3.500	04/01/42	99,514
40,010	4.500	04/01/42	43,113
41,447	3.500	05/01/42	42,731
676,017	3.500	06/01/42	697,119
620,482	3.500	07/01/42	639,278
569,984	3.500	08/01/42	587,146
135,532	3.000	09/01/42	135,389
504,467	3.500	09/01/42	519,782
514,968	3.500	10/01/42	531,713
37,097	3.500	11/01/42	38,171
865,355	4.500	11/01/42	936,172
801,693	3.000	12/01/42	801,498
1,352,426	3.500	12/01/42	1,394,728
168,194	3.000	01/01/43	168,515
18,986	3.500	01/01/43	19,536
68,085	3.000	02/01/43	68,215
1,044,616	3.500	02/01/43	1,077,005
1,576,447	3.000	03/01/43	1,579,464
2,122,362	3.500	03/01/43	2,189,402
1,730,467	3.000	04/01/43	1,733,780
2,382,797	3.500	04/01/43	2,453,965
731,570	2.500	05/01/43	700,486
2,125,772	3.000	05/01/43	2,129,841
1,317,372	3.500	05/01/43	1,357,910
71,866	3.000	06/01/43	72,003
1,406,577	3.500	06/01/43	1,451,403
638,504	3.000	07/01/43	639,727
11,375,125	3.500	07/01/43	11,716,996
4,034,492	3.500	08/01/43	4,156,505
77,710	3.500	09/01/43	80,299
233,417	3.500	11/01/43	240,647
1,102,202	3.500	01/01/44	1,134,816
70,972	3.500	08/01/44	72,895
187,099	3.500	09/01/44	192,754
196,206	3.500	10/01/44	203,050
79,608	4.000	10/01/44	83,953
28,375	3.500	12/01/44	29,196
91,228	5.000	12/01/44	99,866
56,172	3.500	01/01/45	58,026
399,110	3.500	02/01/45	411,785
831,796	4.000	02/01/45	881,346
352,689	3.500	03/01/45	363,936
639,154	4.000	03/01/45	678,827
514,070	3.500	04/01/45	529,913
309,016	4.000	04/01/45	328,197
3,475,052	4.500	04/01/45	3,781,697
1,372,303	3.500	05/01/45	1,418,458
418,536	4.500	05/01/45	455,665
132,083	3.500	06/01/45	136,070
69,967	3.500	07/01/45	72,080
53,545	3.500	09/01/45	55,212
124,833	3.500	10/01/45	128,602
216,691	3.500	11/01/45	222,670
588,819	3.500	12/01/45	604,173
135,616	3.500	01/01/46	139,711
1,107,652	3.500	03/01/46	1,145,251
171,908	3.500	04/01/46	177,744
1,153,964	3.500	05/01/46	1,188,087

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date		Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$412,063	3.000%	08/01/46		$ 409,942
3,587,609	3.000	09/01/46		3,569,145
3,457,070	3.500	09/01/46		3,546,015
19,948,977	3.000	11/01/46		19,846,306
41,913,143	3.000	12/01/46		41,697,429
1,137,435	3.000	01/01/47		1,131,581
44,000,000	3.500	TBA-30yr	(d)	45,068,009
43,000,000	4.000	TBA-30yr	(d)	45,203,750
4,000,000	4.500	TBA-30yr	(d)	4,300,000
1,000,000	5.000	TBA-30yr	(d)	1,088,906

				228,596,970

GNMA – 36.0%
41,148	5.500	07/15/20		42,802
6,513	6.000	04/15/26		7,384
446	6.500	01/15/32		509
1,459	6.500	02/15/32		1,667
595,911	5.500	04/15/33		673,938
7,325	5.000	11/15/33		8,224
1,454	6.500	08/15/34		1,686
1,408	6.500	02/15/36		1,617
3,450	6.500	03/15/36		3,951
5,737	6.500	04/15/36		6,559
15,883	6.500	05/15/36		18,179
11,788	6.500	06/15/36		13,497
71,652	6.500	07/15/36		82,069
64,084	6.500	08/15/36		73,325
100,158	6.500	09/15/36		115,148
45,577	6.500	10/15/36		52,478
63,130	6.500	11/15/36		72,184
28,428	6.500	12/15/36		32,613
13,366	6.500	01/15/37		15,321
3,281	6.500	03/15/37		3,758
6,994	6.500	04/15/37		8,022
6,255	6.500	05/15/37		7,171
2,969	6.500	08/15/37		3,403
19,795	6.500	09/15/37		22,685
14,771	6.500	10/15/37		16,873
10,334	6.500	11/15/37		11,809
5,688	6.500	05/15/38		6,503
4,313	6.500	11/15/38		4,931
4,000	6.500	02/15/39		4,580
154,469	4.500	12/20/39		166,946
616,071	5.000	01/20/40		672,722
41,438	4.500	02/20/40		44,417
735,806	4.500	05/15/40		800,619
116,813	4.500	05/20/40		125,210
417,198	5.000	07/15/40		457,711
243,927	3.500	09/15/42		255,017
15,031,498	4.000	10/20/43		16,009,133
501,441	3.500	02/15/45		522,667
129,595	4.000	07/20/45		137,862
8,893,368	4.000	08/20/45		9,460,668
1,122,823	4.500	08/20/45		1,200,052
6,727,253	4.000	09/20/45		7,156,378
6,614,935	4.000	10/20/45		7,034,828
1,007,026	4.000	11/20/45		1,070,353
2,970,248	4.000	01/20/46		3,158,789
2,893,694	4.000	02/20/46		3,075,664

Principal Amount	Interest Rate	Maturity Date		Value
Mortgage-Backed Obligations – (continued)
GNMA – (continued)
$11,332,491	4.000%	03/20/46		$ 12,051,839
5,000,001	4.000	04/20/46		5,314,259
97,734	4.000	06/20/46		103,847
982,266	4.000	07/20/46		1,044,004
11,999,997	3.000	09/20/46		12,165,242
184,225	4.000	09/20/46		195,827
2,999,700	3.000	10/20/46		3,041,007
8,249,531	4.000	10/20/46		8,769,078
4,000,002	4.000	11/20/46		4,251,918
5,100,000	3.000	12/20/46		5,170,229
23,000,000	4.000	TBA-30yr	(d)	24,426,718

				129,195,890

TOTAL FEDERAL AGENCIES				$ 400,604,260

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $431,974,865)				$ 430,900,051

Asset-Backed Securities – 10.4%
Auto(c) – 0.3%
Ford Credit Auto Owner Trust Series 2015-1, Class A
$1,200,000	2.120%	07/15/26		$ 1,201,436

Collateralized Loan Obligations(a)(c) – 4.6%
Brentwood CLO Corp. Series 2006-1A, Class A1B
137,111	1.027	02/01/22		136,584
Cedar Funding V CLO Ltd. Series 2016-5A, Class A1
2,600,000	2.243	07/17/28		2,606,084
Cent CLO Ltd. Series 2014-22A, Class A1R
1,750,000	2.291	11/07/26		1,749,986
Duane Street CLO IV Ltd. Series 2007-4A, Class A1R
351,618	1.077	11/14/21		351,322
Halcyon Loan Advisors Funding Ltd. Series 2015-2A, Class A
1,450,000	2.105	07/25/27		1,444,490
OCP CLO Ltd. Series 2014-5A, Class A1
1,600,000	1.721	04/26/26		1,580,918
OCP CLO Ltd. Series 2014-5A, Class A2
400,000	2.441	04/26/26		396,004
OFSI Fund VI Ltd. Series 2014-6A, Class A1
2,100,000	1.710	03/20/25		2,077,089
Parallel Ltd. Series 2015-1A, Class A
1,050,000	2.146	07/20/27		1,048,961
Shackleton CLO Ltd. Series 2014-5A, Class A
1,600,000	2.288	05/07/26		1,600,133
Trinitas CLO III Ltd. Series 2015-3A, Class A2
1,800,000	2.190	07/15/27		1,799,313
Z Capital Credit Partners CLO Ltd. Series 2015-1A, Class ACOM
1,550,000	0.000	07/16/27		1,537,135

				16,328,019

Home Equity(a) – 0.0%
Countrywide Home Equity Loan Trust Series 2004-O, Class 1A
74,399	0.818	02/15/34		64,552

Other(a)(c) – 2.1%
Mortgage Repurchase Agreement Financing Trust Series 2016-1, Class A
3,000,000	1.637	09/10/18		3,000,000
Mortgage Repurchase Agreement Financing Trust Series 2016-2, Class A
3,000,000	1.837	03/10/19		3,000,000

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Other(a)(c) – (continued)
Mortgage Repurchase Agreement Financing Trust Series 2016-3, Class A1
$450,000	1.537%	11/10/18	$ 450,000
Station Place Securitization Trust Series 2015-2, Class A
900,000	1.586	05/15/18	900,000

			7,350,000

Student Loan(a) – 3.4%
Education Loan Asset-Backed Trust I Series 2013-1, Class A1(c)
1,084,537	1.392	06/25/26	1,073,384
Goal Capital Funding Trust Series 2007-1, Class A3
275,078	1.087	09/25/28	273,276
Nelnet Student Loan Trust Series 2006-2, Class A5
1,782,037	0.815	01/25/30	1,772,474
PHEAA Student Loan Trust Series 2016-1A, Class A(c)
1,493,380	1.734	09/25/65	1,497,131
PHEAA Student Loan Trust Series 2016-2A, Class A(c)
1,850,000	1.505	11/25/65	1,850,383
SLM Student Loan Trust Series 2006-2, Class A5
1,498,961	0.825	07/25/25	1,495,330
SLM Student Loan Trust Series 2006-4, Class A5
341,647	0.815	10/27/25	341,267
SLM Student Loan Trust Series 2014-2, Class A2
492,828	0.934	10/25/21	492,062
Utah State Board of Regents Series 2016-1, Class A
3,452,196	1.419	09/25/56	3,426,914

			12,222,221

TOTAL ASSET-BACKED SECURITIES (Cost $37,098,827)			$ 37,166,228

U.S. Treasury Obligations – 1.3%
United States Treasury Note
$4,690,000	2.000%	12/31/21	$ 4,707,212
(Cost $4,677,372)

Shares	Distribution Rate		Value
Investment Company(a)(e) – 2.2%
Goldman Sachs Financial Square Government Fund - Institutional Shares
7,985,970	0.450%		$ 7,985,970
(Cost $7,985,970)

TOTAL INVESTMENTS – 133.9% (Cost $481,737,034)			$ 480,759,461

LIABILITIES IN EXCESS OF OTHER ASSETS – (33.9)%			(121,721,737)

NET ASSETS – 100.0%			$ 359,037,724

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on December 31, 2016.

(b)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $31,216,061, which represents approximately 8.7% of net assets as of December 31, 2016.

(d)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $120,087,383 which represents approximately 33.5% of net assets as of December 31, 2016.

(e)	Represents an Affiliated Fund.

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
PLC	— Public Limited Company
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At December 31, 2016, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

FNMA	3.000%	TBA-30yr	01/18/17	$(74,000,000)	$(73,572,191)
GNMA	3.000	TBA-30yr	01/24/17	(20,000,000)	(20,256,250)

TOTAL (Proceeds Receivable: $93,657,578)					$(93,828,441)

(a)	TBA (To Be Announced) Securities are purchased or sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At December 31, 2016, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Ultra Long U.S. Treasury Bonds	(3)	March 2017	$(480,750)	$(7,035)
30 Day Federal Funds	(37)	April 2017	(15,308,433)	937
2 Year U.S. Treasury Notes	(70)	March 2017	(15,168,125)	2,564
5 Year U.S. Treasury Notes	(77)	March 2017	(9,060,133)	(20,586)
10 Year U.S. Treasury Notes	204	March 2017	25,353,375	3,203
20 Year U.S. Treasury Bonds	89	March 2017	13,408,406	25,689

TOTAL				$4,772

SWAP CONTRACTS — At December 31, 2016, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

		Rates Exchanged		Market Value
Notional Amount (000s)(b)	Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

$5,520	12/19/19	2.250%	3 month LIBOR	$550	$6,825
16,510	12/20/19	2.250	3 month LIBOR	2,403	19,514
1,250	12/19/23	3 month LIBOR	2.600%	(106)	(9,672)
2,340	12/20/28	3 month LIBOR	2.790	(1,950)	(34,593)

TOTAL				$897	$(17,926)

(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2016.

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at December 31, 2016(c)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Sold:
Credit Suisse International (London)	Markit CMBX Series 8	$700	0.500%	10/17/57	0.665%	$(27,459)	$19,407
Morgan Stanley & Co. International PLC	Tranches of Commercial Mortgage-Backed Index AAA Series 7	8,350	0.500	01/17/47	0.595	(331,073)	282,620

TOTAL						$(358,532)	$302,027

(c)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

TAX INFORMATION — At December 31, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$481,791,451

Gross unrealized gain	3,150,596
Gross unrealized loss	(4,182,586)

Net unrealized security loss	$(1,031,990)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

INVESTMENTS AND FAIR VALUE MEASUREMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued using available market quotations as provided by a third party pricing vendor or broker. Prior to October 11, 2016, such securities were valued at amortized cost. With the exception of treasury securities of G8 countries (not held in money market funds that use amortized cost as a valuation methodology), which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in a Fund having a direct contractual relationship with the borrower, and the Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

The High Yield and High Yield Floating Rate Funds may also enter into certain credit arrangements, all or a portion of which may be unfunded. Unfunded loan commitments represent the remaining obligation of a Fund to the borrower. A Fund is obligated to fund these commitments at the borrower’s discretion. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit of a Loan. All Loans and unfunded loan commitments involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower. Loans, including unfunded loan commitments, are marked to market daily using pricing vendor quotations and the change in value, if any, is recorded as an unrealized gain or loss.

ii. Inverse Floaters — The interest rate on inverse floating rate securities (“inverse floaters”) resets in the opposite direction from the market rate of interest to which the inverse floaters are indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

iii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

iv. Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby a Fund sells mortgage-backed-securities and simultaneously contracts with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, a Fund will not be entitled to accrue interest and receive principal payments on the securities sold. The Funds account for mortgage dollar roll transactions as purchases and sales and realize gains and losses on these transactions

v. Structured Notes — The values of structured notes are based on the price movements of a reference security or index. Upon termination, a Fund will receive a payment from the issuer based on the value of the referenced instrument (notional amount multiplied by price of the referenced instrument) and record a realized gain or loss.

vi. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

vii. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss.

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share of the Institutional Share class on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Private Investments — Private investments may include, but are not limited to, investments in private equity or debt instruments. The Investment Manager estimates the fair value of private investments based upon various factors, including, but not limited to, transactions in similar instruments, completed or pending third-party transactions in underlying investments or comparable entities, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure, offerings in equity or debt capital markets, and changes in current and projected financial ratios or cash flows.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

ii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

A cross currency swap is an agreement which a Fund may enter into to gain or mitigate exposure to currency risk. A cross currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount. Cross currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for another designated currency. Therefore, the entire principal value of a cross currency swap is subject to risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transactions.

A total return swap is an agreement that gives a Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

Short Term Investments — Short-term investments having a maturity of 60 days or less are valued using available market quotations as provided by a third party pricing vendor or broker. Prior to October 11, 2016, such securities were valued at amortized cost. These investments are classified as Level 2 of the fair value hierarchy.

Secured Borrowings — Secured borrowings are valued at their contractual amounts, which approximate fair value, and are generally classified as Level 2 of the fair value hierarchy.

i. Reverse Repurchase Agreements — Reverse repurchase agreements involve the sale of securities held by a Fund subject to the Fund’s agreement to repurchase the securities at a mutually agreed upon date and price (including interest), under the terms of an MRA.

When a Fund enters into a reverse repurchase agreement, it is required to deliver securities as collateral to the counterparty that exceed the value of the reverse repurchase agreement. During the term of a reverse repurchase agreement, the value of the underlying securities pledged as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the reverse repurchase agreement, including accrued interest. If the value of those securities pledged as collateral, including accrued interest, becomes less than the value of the reverse repurchase agreement, including accrued interest, a Fund will be obligated to deliver additional collateral to the buyer. If the buyer defaults on its commitment to sell back the securities, a Fund could suffer a loss to the extent that the amount borrowed is less than the replacement cost of similar securities and the Fund’s costs associated with delay and enforcement of the reverse repurchase agreement. In addition, in the event of default or insolvency of the buyer, a court could determine that a Fund’s interest in the amount borrowed is not enforceable, resulting in additional losses to the Fund.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of December 31, 2016:

DYNAMIC EMERGING MARKETS DEBT

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Sovereign Debt Obligations	$—	$20,874,751	$—
Corporate Obligations	—	11,254,864	—
Structured Notes	—	986,025	—
Municipal Debt Obligations	—	420,512	—
U.S. Treasury Obligations	1,001,885	—	—
Investment Company	548,262	—	—
Total	$1,550,147	$33,536,152	$—

Derivative Type
Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$311,597	$—
Futures Contracts	4,061	—	—
Interest Rate Swap Contracts	—	119,212	—
Credit Default Swap Contracts	—	20,609	—
Total	$4,061	$451,418	$—
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(196,879)	$—
Futures Contracts	(1,225)	—	—
Interest Rate Swap Contracts	—	(212,227)	—
Credit Default Swap Contracts	—	(38,167)	—
Total	$(1,225)	$(447,273)	$—

EMERGING MARKETS DEBT

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Sovereign Debt Obligations	$—	$1,015,359,417	$—
Foreign Debt Obligation	—	549,857	—
Corporate Obligations	—	464,820,086	—
Structured Note	—	5,080,391	—
Municipal Debt Obligations	—	16,651,066	—
U.S. Treasury Obligations	73,985,507	—	—
Investment Company	76,948,026	—	—
Total	$150,933,533	$1,502,460,817	$—
Liabilities
Reverse Repurchase Agreements	$—	$(15,750,390)	$—

Derivative Type
Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$6,696,365	$—
Futures Contracts	239,944	—	—
Interest Rate Swap Contracts	—	2,122,232	—
Credit Default Swap Contracts	—	608,714	—
Total	$239,944	$9,427,311	$—
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(6,049,143)	$—
Futures Contracts	(541,791)	—	—
Interest Rate Swap Contracts	—	(4,001,046)	—
Credit Default Swap Contracts	—	(1,400,468)	—
Total	$(541,791)	$(11,450,657)	$—

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

HIGH YIELD

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$3,507,924,666	$1,487,500
Bank Loans	—	60,053,231	10,836,684
Common Stock and/or Other Equity Investments(b)
North America	20,069,692	8,679,803	—
Exchange Traded Funds	120,805,400	—	—
Investment Company	27,360,365	—	—
Total	$168,235,457	$3,576,657,700	$12,324,184
Liabilities
Reverse Repurchase Agreements	$—	$(7,680,000)	$—

Derivative Type
Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$164,019	$—
Futures Contracts	82,077	—	—
Total	$82,077	$164,019	$—
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(29,403)	$—
Futures Contracts	(1,100,447)	—	—
Total	$(1,100,447)	$(29,403)	$—

HIGH YIELD FLOATING RATE

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Bank Loans	$—	$2,747,799,329	$45,985,732
Corporate Obligations	—	365,999,905	—
Asset-Backed Securities	—	33,999,814	—
Common Stock and/or Other Equity Investments(b)
North America	—	14,104,827	—
Exchange Traded Fund	17,514,953	—	—
Investment Company	442,155,374	—	—
Total	$459,670,327	$3,161,903,875	$45,985,732

Derivative Type
Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$86,171	$—
Futures Contracts	175,197	—	—
Total	$175,197	$86,171	$—
Liabilities(a)
Interest Rate Swap Contracts	$—	$(260,453)	$—
Total Return Swap Contracts	—	(190,887)	—
Total	$—	$(451,340)	$—

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The following is a reconciliation of Level 3 investments for the period ended December 31, 2016:

	Bank Loans	Common Stocks
Beginning Balance as of April 1, 2016	$100,227,537	$5,710,009
Realized gain (loss)	(7,969,177)	—
Net change in unrealized gain (loss) relating to instruments still held at reporting date	7,212,662	(5,710,009)
Purchases	26,927,638	—
Sales	(29,458,480)	—
Amortization	494,391	—
Transfers into Level 3	9,415,833	—
Transfers out of Level 3	(60,864,492)	—
Ending Balance as of December 31, 2016	$45,985,732	$—

INVESTMENT GRADE CREDIT

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$374,580,673	$—
Foreign Debt Obligations	—	10,278,424	—
Municipal Debt Obligations	—	13,558,919	—
U.S. Treasury Obligations	7,635,738	—	—
Investment Company	7,548,335	—	—
Total	$15,184,073	$398,418,016	$—

Derivative Type
Assets(a)
Futures Contracts	$175,443	$—	$—
Interest Rate Swap Contracts	—	39,115	—
Credit Default Swap Contracts	—	98,639	—
Total	$175,443	$137,754	$—
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(23,399)	$—
Futures Contracts	(12,621)	—	—
Interest Rate Swap Contracts	—	(64,019)	—
Total	$(12,621)	$(87,418)	$—

LOCAL EMERGING MARKETS DEBT

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Sovereign Debt Obligations	$—	$314,778,793	$—
Corporate Obligations	—	13,482,788	—
Structured Notes	—	40,038,308	—
Municipal Debt Obligations	—	3,262,701	—
U.S. Treasury Obligations	12,024,251	—	—
Investment Company	26,427,646	—	—
Total	$38,451,897	$371,562,590	$—

Derivative Type
Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$5,477,211	$—
Futures Contracts	205,288	—	—
Interest Rate Swap Contracts	—	2,213,801	—
Credit Default Swap Contracts	—	1,446	—
Total	$205,288	$7,692,458	$—
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(3,735,915)	$—
Futures Contracts	(33,850)	—	—
Interest Rate Swap Contracts	—	(8,310,350)	—
Credit Default Swap Contracts	—	(649,054)	—
Cross Currency Swap Contracts	—	(7,283,189)	—
Total	$(33,850)	$(19,977,508)	$—

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

U.S. MORTGAGES

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Mortgage-Backed Obligations	$—	$430,900,051	$—
Asset-Backed Securities	—	31,166,228	—
U.S. Treasury Obligations	4,707,212	—	—
Investment Company	7,985,970	—	—
Total	$12,693,182	$468,066,279	$—
Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(93,828,441)	$—

Derivative Type
Assets(a)
Futures Contracts	$32,393	$—	$—
Interest Rate Swap Contracts	—	26,339	—
Credit Default Swap Contracts	—	302,027	—
Total	$32,393	$328,366	$—
Liabilities(a)
Futures Contracts	$(27,621)	$—	$—
Interest Rate Swap Contracts	—	(44,265)	—
Total	$(27,621)	$(44,265)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

(b)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principle exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedules of Investments.

To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GSAM did not develop the unobservable inputs (examples include but are not limited to single source broker quotations, third party pricing, etc.) for the valuation of Level 3 Assets and Liabilities.

The Funds’ risks include, but are not limited to, the following:

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Funds invest. The imposition of exchange controls, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Funds have exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If a Fund invests in foreign securities may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Geographic and Sector Risk — As a result of the Dynamic Emerging Markets Debt, Emerging Markets Debt, Local Emerging Markets Debt and U.S. Mortgages Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business, political, environmental or other development may affect the value of the Funds’ investments more than if their investments were not so focused.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with increasing rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Funds’ investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Leverage Risk — Leverage creates exposure to potential gains and losses in excess of the initial amount invested. Borrowing and the use of derivatives may result in leverage and may make a Fund more volatile. When a Fund uses leverage, the sum of that Fund’s investment exposure may significantly exceed the amount of assets invested in the Fund, although these exposures may vary over time. Relatively small market movements may result in large changes in the value of a leveraged investment. A Fund will identify liquid assets on its books or otherwise cover transactions that may give rise to such risk, to the extent required by applicable law. The use of leverage may cause a Fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. The use of leverage by a Fund can substantially increase the adverse impact to which the Fund’s investment portfolio may be subject.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

To the extent that the Funds also invest in securities of issuers located in emerging markets, these risks may be more pronounced.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity

Loan-Related Investments Risk — In addition to risks generally associated with debt investments, loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and may be relatively illiquid and difficult to value. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. With respect to loan participations, the Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if the Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting the Fund to the creditworthiness of that lender as well. Investors in loans, such as the Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, the Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s redemption obligations for a period after the sale of the loans, and, as a result, the Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations.

Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Non-Diversification Risk — Dynamic Emerging Markets Debt Fund, Emerging Markets Debt Fund and Local Emerging Markets Debt Fund non-diversified, meaning that they are permitted to invest a larger percentage of their assets in fewer issuers than diversified mutual funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Short Position Risk — A Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that a Fund may purchase for investment. Taking short positions involves leverage of a Fund’s assets and presents various risks. If the value of the underlying instrument or market in which a Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited.

Redemption Proceeds Risk — The High Yield Floating Rate Fund may at times purchase securities with settlement periods that are longer than the time period required to pay redemption proceeds. In unusual circumstances, the High Yield Floating Rate Fund may pay redemption proceeds up to seven calendar days following receipt of a properly executed redemption request.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Chief Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Chief Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date February 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date February 27, 2017

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date February 27, 2017

*	Print the name and title of each signing officer under his or her signature.